UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-21265

                             PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2015

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2015

2015 Semi-Annual Report to Shareholders

DWAQ	PowerShares DWA NASDAQ Momentum Portfolio

PWC	PowerShares Dynamic Market Portfolio

PRF	PowerShares FTSE RAFI US 1000 Portfolio

PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

2

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Health Care	33.8
Consumer Discretionary	23.1
Information Technology	18.9
Financials	13.1
Industrials	7.0
Consumer Staples	2.7
Telecommunication Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.1%
1,156	Amazon.com, Inc.(b)	$723,540
2,329	Charter Communications, Inc., Class A(b)	444,699
5,917	Core-Mark Holding Co., Inc.	480,993
3,433	Cracker Barrel Old Country Store, Inc.	471,900
73,394	Crown Media Holdings, Inc., Class A(b)	424,951
30,373	Denny’s Corp.(b)	332,888
2,786	Expedia, Inc., Class A	379,732
7,659	Fiesta Restaurant Group, Inc.(b)	270,822
8,831	G-III Apparel Group Ltd.(b)	486,500
8,177	Liberty Ventures, Class A(b)	356,272
8,672	Monro Muffler Brake, Inc.	643,202
12,576	Nutrisystem, Inc.	290,883
3,260	O’Reilly Automotive, Inc.(b)	900,608
2,250	Panera Bread Co., Class A(b)	399,083
19,314	Papa John’s International, Inc.	1,355,263
14,016	Popeyes Louisiana Kitchen, Inc.(b)	791,063
1,249	Priceline Group, Inc. (The)(b)	1,816,346
4,322	Red Robin Gourmet Burgers, Inc.(b)	323,675
13,878	Ross Stores, Inc.	701,949
33,518	Ruth’s Hospitality Group, Inc.	519,864
11,309	Starbucks Corp.	707,604
9,234	Texas Roadhouse, Inc.	317,188
9,866	Tractor Supply Co.	911,520

		14,050,545

	Consumer Staples—2.7%
6,035	Cal-Maine Foods, Inc.	322,631
1,962	Coca-Cola Bottling Co. Consolidated	414,394
8,987	Hain Celestial Group, Inc. (The)(b)	448,002
3,465	J & J Snack Foods Corp.	425,467

		1,610,494

	Financials—13.1%
20,705	Arch Capital Group Ltd.(b)	1,550,597

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
19,526	Bank of the Ozarks, Inc.	$976,690
10,972	BofI Holding, Inc.(b)	877,870
12,604	E*TRADE Financial Corp.(b)	359,340
8,595	Eagle Bancorp, Inc.(b)	409,122
11,092	East West Bancorp, Inc.	448,006
1,157	Equinix, Inc. REIT	343,259
13,168	First Merchants Corp.	345,397
11,126	MarketAxess Holdings, Inc.	1,127,175
7,520	Pinnacle Financial Partners, Inc.	395,702
6,325	PRA Group, Inc.(b)	346,610
9,755	PrivateBancorp, Inc.	408,052
3,244	SVB Financial Group(b)	395,995

		7,983,815

	Health Care—33.8%
7,845	ABIOMED, Inc.(b)	577,863
10,761	Acadia Healthcare Co., Inc.(b)	660,833
3,115	Alexion Pharmaceuticals, Inc.(b)	548,240
5,717	Alkermes PLC(b)	411,167
4,093	AmSurg Corp.(b)	286,878
8,512	Anacor Pharmaceuticals, Inc.(b)	956,834
2,355	Atrion Corp.	868,995
3,188	Celgene Corp.(b)	391,199
17,995	Cerner Corp.(b)	1,192,889
3,662	Clovis Oncology, Inc.(b)	365,870
10,556	DexCom, Inc.(b)	879,526
116,666	Exelixis, Inc.(b)	702,329
16,787	Gilead Sciences, Inc.	1,815,178
11,450	Henry Schein, Inc.(b)	1,737,080
5,053	ICON PLC(b)	322,735
6,208	IDEXX Laboratories, Inc.(b)	425,993
3,090	Illumina, Inc.(b)	442,735
6,876	Incyte Corp.(b)	808,136
11,908	Jazz Pharmaceuticals PLC(b)	1,634,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
10,192	Medidata Solutions, Inc.(b)	$438,256
96,371	MiMedx Group, Inc.(b)	701,581
9,462	Natus Medical, Inc.(b)	430,805
14,458	Neurocrine Biosciences, Inc.(b)	709,743
6,653	NuVasive, Inc.(b)	313,755
4,713	PAREXEL International Corp.(b)	297,485
7,798	Prothena Corp. PLC (Ireland)(b)	401,675
2,845	Regeneron Pharmaceuticals, Inc.(b)	1,585,775
2,828	Vertex Pharmaceuticals, Inc.(b)	352,765
9,243	Zeltiq Aesthetics, Inc.(b)	311,859

		20,572,909

	Industrials—7.0%
2,017	Allegiant Travel Co.	398,257
1,966	AMERCO	798,805
6,978	American Woodmark Corp.(b)	507,301
9,184	Apogee Enterprises, Inc.	454,883
25,909	Builders FirstSource, Inc.(b)	306,244
21,477	JetBlue Airways Corp.(b)	533,489
6,282	Middleby Corp. (The)(b)	734,617
6,349	Multi-Color Corp.	494,206

		4,227,802

	Information Technology—18.9%
14,778	Apple, Inc.	1,765,971
16,326	Cadence Design Systems, Inc.(b)	362,764
1,909	CoStar Group, Inc.(b)	387,661
40,444	EarthLink Holdings Corp.	345,796
7,987	Electronic Arts, Inc.(b)	575,623
7,356	Electronics for Imaging, Inc.(b)	341,613
5,137	Euronet Worldwide, Inc.(b)	412,193
5,138	Facebook, Inc., Class A(b)	523,922
7,316	Fortinet, Inc.(b)	251,378
16,284	Infinera Corp.(b)	321,772
7,695	Intuit, Inc.	749,724
5,498	LogMeIn, Inc.(b)	370,345
14,635	Manhattan Associates, Inc.(b)	1,066,160
7,058	Monolithic Power Systems, Inc.	440,560
8,491	Proofpoint, Inc.(b)	598,106
7,579	SPS Commerce, Inc.(b)	544,324
5,307	SS&C Technologies Holdings, Inc.	393,514
4,574	Stamps.com, Inc.(b)	345,840
11,187	Take-Two Interactive Software, Inc.(b)	371,408
4,252	Ultimate Software Group, Inc. (The)(b)	868,896
7,998	Virtusa Corp.(b)	459,325

		11,496,895

	Telecommunication Services—1.4%
3,698	SBA Communications Corp., Class A(b)	440,136
8,529	Shenandoah Telecommunications Co.	399,072

		839,208

	Total Common Stocks and Other Equity Interests (Cost $56,087,881)	60,781,668

Number of Shares		Value
	Money Market Fund—0.1%
76,398	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $76,398)	$76,398

	Total Investments (Cost $56,164,279)—100.1%	60,858,066
	Other assets less liabilities—(0.1)%	(75,885)

	Net Assets—100.0%	$60,782,181

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Information Technology	20.4
Financials	14.8
Consumer Discretionary	14.2
Health Care	13.7
Industrials	10.9
Consumer Staples	9.4
Energy	8.0
Materials	3.5
Utilities	2.9
Telecommunication Services	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.2%
16,923	Aaron’s, Inc.	$417,490
10,375	Bright Horizons Family Solutions, Inc.(b)	664,208
124,112	D.R. Horton, Inc.	3,653,857
55,841	Denny’s Corp.(b)	612,017
32,096	Expedia, Inc., Class A	4,374,685
8,951	Foot Locker, Inc.	606,430
36,361	Isle of Capri Casinos, Inc.(b)	695,586
44,709	L Brands, Inc.	4,291,170
15,518	O’Reilly Automotive, Inc.(b)	4,287,003
10,261	Outerwall, Inc.	615,660
21,178	Service Corp. International	598,490
18,145	ServiceMaster Global Holdings, Inc.(b)	646,869
13,545	Skechers U.S.A., Inc., Class A(b)	422,604
10,392	Sturm Ruger & Co., Inc.	591,721

		22,477,790

	Consumer Staples—9.4%
42,801	Dean Foods Co.	775,126
24,168	Diamond Foods, Inc.(b)	957,536
18,137	Fresh Del Monte Produce, Inc.	827,591
14,309	Ingles Markets, Inc., Class A	714,591
67,431	Kraft Heinz Co. (The)	5,257,595
222	Seaboard Corp.(b)	747,696
24,922	SpartanNash Co.	695,324
57,611	Walgreens Boots Alliance, Inc.	4,878,500

		14,853,959

	Energy—8.0%
34,574	Alon USA Partners LP	850,866
92,002	Apache Corp.	4,336,054

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
32,455	Oil States International, Inc.(b)	$973,974
56,439	Patterson-UTI Energy, Inc.	840,377
65,078	Transocean Ltd.	1,030,185
69,953	Valero Energy Corp.	4,611,302

		12,642,758

	Financials—14.8%
8,086	American Financial Group, Inc.	583,728
38,406	Arch Capital Group Ltd.(b)	2,876,225
10,243	Argo Group International Holdings Ltd.	640,392
22,659	Assured Guaranty Ltd.	621,763
25,536	Employers Holdings, Inc.	675,938
3,208	Everest Re Group Ltd.	570,928
14,452	First American Financial Corp.	551,055
56,644	Hartford Financial Services Group, Inc. (The)	2,620,352
15,636	Heartland Financial USA, Inc.	576,030
15,183	HFF, Inc., Class A	524,117
40,825	JPMorgan Chase & Co.	2,623,006
52,029	MetLife, Inc.	2,621,221
19,650	Popular, Inc.	581,051
51,435	Principal Financial Group, Inc.	2,579,980
32,242	Prudential Financial, Inc.	2,659,965
18,782	Selective Insurance Group, Inc.	685,355
16,883	United Fire Group, Inc.	627,879
23,298	Universal Insurance Holdings, Inc.	735,052

		23,354,037

	Health Care—13.7%
15,589	Amedisys, Inc.(b)	617,013
38,764	AmerisourceBergen Corp.	3,741,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Market Portfolio (PWC) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
17,976	AMN Healthcare Services, Inc.(b)	$509,979
27,819	Anthem, Inc.	3,871,014
12,733	Cambrex Corp.(b)	585,336
9,747	Centene Corp.(b)	579,751
24,792	FibroGen, Inc.(b)	577,901
36,279	Gilead Sciences, Inc.	3,922,848
9,404	Health Net, Inc.(b)	604,301
98,344	Hologic, Inc.(b)	3,821,648
14,506	INC Research Holdings, Inc., Class A(b)	605,045
14,021	LHC Group, Inc.(b)	631,856
26,940	Merit Medical Systems, Inc.(b)	499,468
7,990	Molina Healthcare, Inc.(b)	495,380
16,143	PRA Health Sciences, Inc.(b)	565,651

		21,628,305

	Industrials—10.9%
12,338	AGCO Corp.	597,036
49,521	Alaska Air Group, Inc.	3,775,976
20,776	ArcBest Corp.	538,099
14,513	Atlas Air Worldwide Holdings, Inc.(b)	598,516
85,439	Delta Air Lines, Inc.	4,343,719
26,336	Hawaiian Holdings, Inc.(b)	913,859
43,626	RPX Corp.(b)	621,234
11,661	Spirit AeroSystems Holdings, Inc., Class A(b)	615,001
65,724	United Continental Holdings, Inc.(b)	3,963,815
18,417	Virgin America, Inc.(b)	655,829
48,540	Wabash National Corp.(b)	581,024

		17,204,108

	Information Technology—20.4%
43,384	Accenture PLC, Class A	4,650,765
33,172	Advanced Energy Industries, Inc.(b)	938,104
6,304	Alphabet, Inc., Class A(b)	4,648,507
8,412	Ambarella, Inc.(b)	415,889
21,374	Aspen Technology, Inc.(b)	884,670
95,866	EarthLink Holdings Corp.	819,654
61,234	Electronic Arts, Inc.(b)	4,413,134
10,767	Ellie Mae, Inc.(b)	785,776
47,918	Fiserv, Inc.(b)	4,624,566
76,421	Flextronics International Ltd.(b)	870,435
18,856	Fortinet, Inc.(b)	647,892
53,400	Ixia(b)	769,494
160,060	Juniper Networks, Inc.	5,024,284
13,613	Manhattan Associates, Inc.(b)	991,707
9,740	Stamps.com, Inc.(b)	736,441
17,473	Total System Services, Inc.	916,459

		32,137,777

	Materials—3.5%
8,261	Celanese Corp., Series A	586,944
40,593	LyondellBasell Industries NV, Class A	3,771,496
16,989	Trinseo SA(b)	551,293
9,051	Westlake Chemical Corp.	545,504

		5,455,237

	Telecommunication Services—2.2%
36,602	AT&T, Inc.	1,226,533
4,843	Atlantic Tele-Network, Inc.	370,102

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services (continued)
20,490	General Communication, Inc., Class A(b)	$417,279
41,005	NII Holdings, Inc.(b)	287,855
30,462	T-Mobile US, Inc.(b)	1,154,205

		3,455,974

	Utilities—2.9%
56,371	AES Corp. (The)	617,262
31,262	NextEra Energy, Inc.	3,209,357
19,186	Ormat Technologies, Inc.	723,696

		4,550,315

	Total Common Stocks and Other Equity Interests (Cost $146,267,308)	157,760,260

	Money Market Fund—0.0%
41,738	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $41,738)	41,738

	Total Investments (Cost $146,309,046)—100.0%	157,801,998
	Other assets less liabilities—(0.0)%	(30,815)

	Net Assets—100.0%	$157,771,183

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	22.0
Information Technology	12.4
Consumer Discretionary	11.6
Energy	11.0
Industrials	10.6
Health Care	10.3
Consumer Staples	9.7
Utilities	5.0
Telecommunication Services	3.8
Materials	3.6
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.6%
24,464	Aaron’s, Inc.	$603,527
44,194	Abercrombie & Fitch Co., Class A(b)	936,471
8,785	Advance Auto Parts, Inc.	1,743,208
22,394	Amazon.com, Inc.(c)	14,016,405
88,093	American Eagle Outfitters, Inc.	1,346,061
52,083	Apollo Education Group, Inc., Class A(c)	378,123
52,641	Aramark	1,597,654
8,983	Asbury Automotive Group, Inc.(c)	711,454
57,457	Ascena Retail Group, Inc.(c)	765,327
20,949	Autoliv, Inc. (Sweden)(b)	2,539,857
29,163	AutoNation, Inc.(c)	1,842,810
3,873	AutoZone, Inc.(c)	3,038,020
18,229	Barnes & Noble Education, Inc.(c)	268,878
28,847	Barnes & Noble, Inc.	374,723
44,512	Bed Bath & Beyond, Inc.(c)	2,654,251
154,214	Best Buy Co., Inc.	5,402,116
24,420	Big Lots, Inc.	1,125,762
27,424	Bloomin’ Brands, Inc.	465,385
27,698	BorgWarner, Inc.	1,186,028
11,479	Brinker International, Inc.	522,409
11,228	Brunswick Corp.	604,179
19,703	Burlington Stores, Inc.(c)	947,320
11,536	Cabela’s, Inc.(c)	451,865
1,349	Cable One, Inc.(c)	584,711
79,685	Cablevision Systems Corp., Class A	2,596,934
59,618	Caesars Entertainment Corp.(b)(c)	479,925
38,444	CarMax, Inc.(c)	2,268,580
117,864	Carnival Corp.	6,374,085
87,014	CBS Corp., Class B	4,047,891
12,239	Charter Communications, Inc., Class A(b)(c)	2,336,915

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
31,228	Chico’s FAS, Inc.	$431,571
1,437	Chipotle Mexican Grill, Inc.(c)	920,011
22,661	Cinemark Holdings, Inc.	803,106
56,678	Coach, Inc.	1,768,354
416,716	Comcast Corp., Class A	26,094,756
81,199	Comcast Corp., Class A Special	5,091,989
22,819	Cooper Tire & Rubber Co.	953,606
35,698	CST Brands, Inc.	1,282,629
44,719	D.R. Horton, Inc.	1,316,527
53,424	Dana Holding Corp.	897,523
37,980	Darden Restaurants, Inc.	2,350,582
37,432	Delphi Automotive PLC (United Kingdom)	3,113,968
15,581	DeVry Education Group, Inc.	367,088
17,393	Dick’s Sporting Goods, Inc.	774,858
8,072	Dillard’s, Inc., Class A	722,283
22,800	Discovery Communications, Inc., Class A(b)(c)	671,232
43,555	Discovery Communications, Inc., Class C(c)	1,198,634
28,478	DISH Network Corp., Class A(c)	1,793,260
46,568	Dollar General Corp.	3,155,913
24,306	Dollar Tree, Inc.(c)	1,591,800
15,528	DSW, Inc., Class A	387,268
10,153	Expedia, Inc., Class A	1,383,854
29,384	Foot Locker, Inc.	1,990,766
1,611,829	Ford Motor Co.	23,871,187
9,602	Fossil Group, Inc.(c)	522,445
48,983	GameStop Corp., Class A(b)	2,256,647
27,747	Gannett Co., Inc.	438,958
62,087	Gap, Inc. (The)	1,690,008
26,769	Garmin Ltd.	949,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
603,966	General Motors Co.	$21,084,453
8,456	Genesco, Inc.(c)	529,768
39,970	Gentex Corp.	655,108
35,513	Genuine Parts Co.	3,223,160
13,054	GNC Holdings, Inc., Class A	388,356
112,003	Goodyear Tire & Rubber Co. (The)	3,678,179
1,349	Graham Holdings Co., Class B	745,282
11,206	Group 1 Automotive, Inc.	974,362
47,467	Guess?, Inc.	999,180
50,891	H&R Block, Inc.	1,896,199
31,749	Hanesbrands, Inc.	1,014,063
33,006	Harley-Davidson, Inc.	1,632,147
5,710	Harman International Industries, Inc.	627,872
24,817	Hasbro, Inc.	1,906,690
49,553	Hilton Worldwide Holdings, Inc.	1,238,329
187,796	Home Depot, Inc. (The)	23,219,097
63,636	International Game Technology PLC(c)	1,032,176
76,923	Interpublic Group of Cos., Inc. (The)	1,763,844
299,343	J.C. Penney Co., Inc.(b)(c)	2,744,975
26,188	Jarden Corp.(c)	1,173,222
168,612	Johnson Controls, Inc.	7,617,890
66,272	Kohl’s Corp.	3,056,465
45,906	L Brands, Inc.	4,406,058
59,926	Las Vegas Sands Corp.	2,966,936
23,712	Lear Corp.	2,965,423
31,386	Leggett & Platt, Inc.	1,413,312
21,246	Lennar Corp., Class A	1,063,787
36,908	Liberty Global PLC, Series A (United Kingdom)(c)	1,643,144
102,205	Liberty Global PLC, Series C (United Kingdom)(c)	4,358,021
1,843	Liberty Global PLC LiLAC, Class A (United Kingdom)(c)	71,177
5,021	Liberty Global PLC LiLAC, Class C (United Kingdom)(c)	194,112
107,612	Liberty Interactive Corp. QVC Group, Series A(c)	2,945,340
22,832	Liberty Media Corp., Series A(c)	930,632
46,061	Liberty Media Corp., Series C(c)	1,803,288
42,240	Live Nation Entertainment, Inc.(c)	1,152,307
42,217	LKQ Corp.(c)	1,250,045
170,160	Lowe’s Cos., Inc.	12,562,913
99,026	Macy’s, Inc.	5,048,345
19,518	Marriott International, Inc., Class A	1,498,592
124,982	Mattel, Inc.	3,072,058
222,767	McDonald’s Corp.	25,005,596
11,637	Men’s Wearhouse, Inc. (The)	465,247
100,395	MGM Resorts International(c)	2,328,160
13,156	Michael Kors Holdings Ltd.(c)	508,348
9,937	Mohawk Industries, Inc.(c)	1,942,683
36,407	Murphy USA, Inc.(c)	2,234,298
12,421	Netflix, Inc.(c)	1,346,188
42,420	Newell Rubbermaid, Inc.	1,799,881
138,759	News Corp., Class A	2,136,889
38,950	News Corp., Class B	602,946
59,491	NIKE, Inc., Class B	7,795,106

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
28,764	Nordstrom, Inc.	$1,875,700
698	NVR, Inc.(c)	1,143,156
208,992	Office Depot, Inc.(c)	1,592,519
56,685	Omnicom Group, Inc.	4,246,840
9,555	O’Reilly Automotive, Inc.(c)	2,639,664
9,461	Outerwall, Inc.(b)	567,660
3,841	Panera Bread Co., Class A(c)	681,278
17,849	Penske Automotive Group, Inc.	871,745
5,296	Polaris Industries, Inc.	594,953
2,598	Priceline Group, Inc. (The)(c)	3,778,116
43,115	PulteGroup, Inc.	790,298
13,531	PVH Corp.	1,230,644
11,558	Ralph Lauren Corp., Class A	1,280,280
28,571	Regal Entertainment Group, Class A(b)	553,706
40,468	Rent-A-Center, Inc.	744,207
48,565	Ross Stores, Inc.	2,456,418
29,476	Royal Caribbean Cruises Ltd.	2,898,965
23,252	Sally Beauty Holdings, Inc.(c)	546,655
10,106	Scripps Networks Interactive, Inc., Class A	607,168
56,634	Sears Holdings Corp.(b)(c)	1,323,537
35,324	SeaWorld Entertainment, Inc.	704,007
36,373	Service Corp. International	1,027,901
9,801	Signet Jewelers Ltd.	1,479,363
188,682	Sirius XM Holdings, Inc.(c)	769,823
12,354	Six Flags Entertainment Corp.	642,902
28,462	Sonic Automotive, Inc., Class A	709,842
330,110	Staples, Inc.	4,288,129
97,393	Starbucks Corp.	6,093,880
26,710	Starwood Hotels & Resorts Worldwide, Inc.	2,133,328
219,962	Target Corp.	16,976,667
55,494	TEGNA, Inc.	1,500,558
24,425	Tenneco, Inc.(c)	1,382,211
17,280	Tiffany & Co.	1,424,563
119,802	Time Warner Cable, Inc.	22,690,499
222,746	Time Warner, Inc.	16,781,684
73,935	Time, Inc.	1,373,712
89,629	TJX Cos., Inc. (The)	6,559,947
21,983	Toll Brothers, Inc.(c)	790,729
5,993	TopBuild Corp.(c)	168,583
8,565	Tractor Supply Co.	791,320
10,175	Tupperware Brands Corp.	599,002
148,146	Twenty-First Century Fox, Inc., Class A	4,546,601
45,794	Twenty-First Century Fox, Inc., Class B	1,414,119
20,578	Urban Outfitters, Inc.(c)	588,531
39,979	VF Corp.	2,699,382
72,944	Viacom, Inc., Class B	3,596,869
19,050	Visteon Corp.(c)	2,077,783
191,911	Walt Disney Co. (The)	21,827,957
62,334	Wendy’s Co. (The)	570,979
18,942	Whirlpool Corp.	3,033,372
11,091	Williams-Sonoma, Inc.	817,961
17,835	Wyndham Worldwide Corp.	1,450,877
22,370	Wynn Resorts Ltd.(b)	1,564,781
65,411	Yum! Brands, Inc.	4,638,294

		495,852,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—9.7%
342,626	Altria Group, Inc.	$20,718,594
14,551	Andersons, Inc. (The)	515,105
299,390	Archer-Daniels-Midland Co.	13,670,147
356,369	Avon Products, Inc.	1,436,167
17,315	Brown-Forman Corp., Class B	1,838,507
100,317	Bunge Ltd.	7,319,128
40,137	Campbell Soup Co.	2,038,558
11,210	Casey’s General Stores, Inc.	1,190,726
15,457	Church & Dwight Co., Inc.	1,330,693
21,736	Clorox Co. (The)	2,650,488
743,416	Coca-Cola Co. (The)	31,483,668
53,090	Coca-Cola Enterprises, Inc.	2,725,641
127,492	Colgate-Palmolive Co.	8,459,094
136,766	ConAgra Foods, Inc.	5,545,861
16,256	Constellation Brands, Inc., Class A	2,191,309
110,455	Costco Wholesale Corp.	17,465,145
239,101	CVS Health Corp.	23,618,397
43,258	Darling Ingredients, Inc.(c)	437,771
57,777	Dean Foods Co.	1,046,342
32,365	Dr Pepper Snapple Group, Inc.	2,892,460
10,233	Edgewell Personal Care Co.	866,837
10,233	Energizer Holdings, Inc.	438,279
20,759	Estee Lauder Cos., Inc. (The), Class A	1,670,269
36,264	Flowers Foods, Inc.	979,128
146,783	General Mills, Inc.	8,529,560
33,327	Herbalife Ltd.(b)(c)	1,867,645
19,096	Hershey Co. (The)	1,693,624
20,497	Hormel Foods Corp.	1,384,572
17,071	Ingredion, Inc.	1,622,769
23,904	JM Smucker Co. (The)	2,806,091
60,511	Kellogg Co.	4,267,236
7,991	Keurig Green Mountain, Inc.	405,543
80,400	Kimberly-Clark Corp.	9,624,684
93,601	Kraft Heinz Co. (The)	7,298,070
340,451	Kroger Co. (The)	12,869,048
19,505	McCormick & Co., Inc.	1,638,030
16,437	Mead Johnson Nutrition Co.	1,347,834
30,780	Molson Coors Brewing Co., Class B	2,711,718
421,150	Mondelez International, Inc., Class A	19,440,284
5,393	Monster Beverage Corp.(c)	735,174
10,829	Nu Skin Enterprises, Inc., Class A(b)	413,776
289,250	PepsiCo, Inc.	29,558,458
367,028	Philip Morris International, Inc.	32,445,275
15,866	Pinnacle Foods, Inc.	699,373
590,275	Procter & Gamble Co. (The)	45,085,205
121,624	Reynolds American, Inc.	5,876,872
370,435	Rite Aid Corp.(c)	2,919,028
254,876	SUPERVALU, Inc.(c)	1,674,535
215,875	Sysco Corp.	8,904,844
8,485	TreeHouse Foods, Inc.(c)	726,655
105,159	Tyson Foods, Inc., Class A	4,664,853
10,375	United Natural Foods, Inc.(c)	523,419
16,161	Universal Corp.	872,856
161,509	Walgreens Boots Alliance, Inc.	13,676,582
570,980	Wal-Mart Stores, Inc.	32,682,895
15,555	WhiteWave Foods Co. (The)(c)	637,444

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
48,386	Whole Foods Market, Inc.	$1,449,645

		413,581,911

	Energy—11.0%
98,011	Anadarko Petroleum Corp.	6,554,976
174,677	Apache Corp.	8,232,527
78,533	Arch Coal, Inc.(b)(c)	117,799
24,804	Atwood Oceanics, Inc.(b)	410,506
114,896	Baker Hughes, Inc.	6,052,721
48,267	Bill Barrett Corp.(b)(c)	235,060
30,685	Cabot Oil & Gas Corp.	666,171
508,463	California Resources Corp.	2,054,191
63,984	Cameron International Corp.(c)	4,351,552
232,082	Chesapeake Energy Corp.(b)	1,654,745
855,436	Chevron Corp.	77,742,024
11,912	Cimarex Energy Co.	1,406,331
78,782	Cloud Peak Energy, Inc.(b)(c)	233,983
78,183	Columbia Pipeline Group, Inc.	1,623,861
12,927	Concho Resources, Inc.(c)	1,498,369
554,341	ConocoPhillips	29,574,092
65,407	CONSOL Energy, Inc.	435,611
110,096	Cosan Ltd., Class A (Brazil)	385,336
27,887	Delek US Holdings, Inc.	758,526
242,705	Denbury Resources, Inc.(b)	859,176
115,728	Devon Energy Corp.	4,852,475
66,917	Diamond Offshore Drilling, Inc.(b)	1,330,310
17,504	Energen Corp.	1,017,858
135,607	Energy XXI Ltd.(b)	234,600
144,345	Ensco PLC, Class A	2,400,457
65,222	EOG Resources, Inc.	5,599,309
19,978	EQT Corp.	1,319,946
27,167	Exterran Holdings, Inc.	590,611
1,520,594	Exxon Mobil Corp.	125,813,948
43,367	FMC Technologies, Inc.(c)	1,467,106
21,272	Golar LNG Ltd. (Bermuda)(b)	617,101
200,917	Halliburton Co.	7,711,194
35,917	Helix Energy Solutions Group, Inc.(c)	207,600
23,967	Helmerich & Payne, Inc.(b)	1,348,623
130,357	Hess Corp.	7,327,367
104,602	HollyFrontier Corp.	5,122,360
322,074	Key Energy Services, Inc.(b)(c)	169,218
179,723	Kinder Morgan, Inc.	4,915,424
355,731	Marathon Oil Corp.	6,538,336
217,483	Marathon Petroleum Corp.	11,265,619
311,065	McDermott International, Inc.(b)(c)	1,434,010
96,032	Murphy Oil Corp.	2,730,190
176,156	Nabors Industries Ltd.	1,768,606
136,982	National Oilwell Varco, Inc.	5,156,002
52,357	Newfield Exploration Co.(c)	2,104,228
148,784	Noble Corp. PLC(b)	2,004,120
72,377	Noble Energy, Inc.	2,593,992
252,423	Occidental Petroleum Corp.	18,815,610
18,293	Oceaneering International, Inc.	768,672
18,831	Oil States International, Inc.(c)	565,118
64,834	ONEOK, Inc.	2,199,169
250,280	Paragon Offshore PLC(b)	60,067
66,243	Patterson-UTI Energy, Inc.	986,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
40,598	PBF Energy, Inc., Class A	$1,380,332
21,850	Peabody Energy Corp.(b)	279,461
260,750	Phillips 66	23,219,788
12,453	Pioneer Natural Resources Co.	1,707,804
67,051	QEP Resources, Inc.	1,036,608
18,944	Range Resources Corp.(b)	576,655
65,906	Rowan Cos. PLC, Class A	1,297,030
300,320	SandRidge Energy, Inc.(c)	111,209
235,171	Schlumberger Ltd.	18,380,965
9,375	SEACOR Holdings, Inc.(c)	547,688
139,579	Seventy Seven Energy, Inc.(b)(c)	159,120
17,338	SM Energy Co.	578,222
66,565	Southwestern Energy Co.(c)	734,878
164,597	Spectra Energy Corp.	4,702,536
36,087	Stone Energy Corp.(c)	201,726
74,967	Superior Energy Services, Inc.	1,061,533
7,259	Targa Resources Corp.	414,852
12,913	Teekay Corp. (Bermuda)	414,895
44,291	Tesoro Corp.	4,736,037
28,776	Tidewater, Inc.(b)	355,384
26,205	Unit Corp.(c)	330,445
269,064	Valero Energy Corp.	17,736,699
396,993	Weatherford International PLC(c)	4,065,208
23,662	Western Refining, Inc.	984,812
45,921	Whiting Petroleum Corp.(c)	791,219
99,571	Williams Cos., Inc. (The)	3,927,080
52,162	World Fuel Services Corp.	2,319,123
128,504	WPX Energy, Inc.(c)	881,537

		468,816,007

	Financials—22.0%
89,457	ACE Ltd.	10,156,948
4,985	Affiliated Managers Group, Inc.(c)	898,596
140,159	Aflac, Inc.	8,935,136
12,047	Alexandria Real Estate Equities, Inc. REIT	1,081,098
3,523	Alleghany Corp.(c)	1,748,359
30,712	Allied World Assurance Co. Holdings AG	1,116,688
135,286	Allstate Corp. (The)	8,371,498
355,676	Ally Financial, Inc.(c)	7,085,066
31,717	Ambac Financial Group, Inc.(c)	512,230
21,006	American Campus Communities, Inc. REIT	852,213
137,435	American Capital Agency Corp. REIT	2,450,466
21,671	American Equity Investment Life Holding Co.	556,511
167,930	American Express Co.	12,302,552
28,591	American Financial Group, Inc.	2,063,984
603,073	American International Group, Inc.	38,029,783
22,950	American Tower Corp. REIT	2,346,179
31,282	Ameriprise Financial, Inc.	3,608,692
555,932	Annaly Capital Management, Inc. REIT	5,531,523
41,542	Aon PLC	3,876,284
16,278	Apartment Investment & Management Co., Class A REIT	637,935
33,999	Arch Capital Group Ltd.(c)	2,546,185
28,390	Arthur J. Gallagher & Co.	1,241,495
21,717	Aspen Insurance Holdings Ltd. (Bermuda)	1,055,663
45,136	Associated Banc-Corp.	872,930

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
39,915	Assurant, Inc.	$3,254,270
47,155	Assured Guaranty Ltd.	1,293,933
16,165	AvalonBay Communities, Inc. REIT	2,826,127
35,128	Axis Capital Holdings Ltd.	1,896,912
3,935,786	Bank of America Corp.	66,042,489
11,274	Bank of Hawaii Corp.	738,222
284,080	Bank of New York Mellon Corp. (The)	11,831,932
19,532	BankUnited, Inc.	726,200
223,899	BB&T Corp.	8,317,848
434,330	Berkshire Hathaway, Inc., Class B(c)	59,077,567
43,697	BioMed Realty Trust, Inc. REIT	1,022,947
20,328	BlackRock, Inc.	7,154,846
20,666	Boston Properties, Inc. REIT	2,600,816
45,788	Brandywine Realty Trust REIT	618,138
22,932	Brixmor Property Group, Inc. REIT	587,518
20,998	Brown & Brown, Inc.	677,605
16,093	Camden Property Trust REIT	1,187,503
167,144	Capital One Financial Corp.	13,187,662
62,184	Capitol Federal Financial, Inc.	807,148
13,276	Care Capital Properties, Inc. REIT	437,444
42,448	CBL & Associates Properties, Inc. REIT	618,892
39,920	CBRE Group, Inc., Class A(c)	1,488,218
115,465	Charles Schwab Corp. (The)	3,523,992
69,153	Chimera Investment Corp. REIT	973,674
72,624	Chubb Corp. (The)	9,393,914
45,710	Cincinnati Financial Corp.	2,753,113
68,948	CIT Group, Inc.	2,964,764
1,155,564	Citigroup, Inc.	61,441,338
53,693	Citizens Financial Group, Inc.	1,304,740
71,768	CME Group, Inc., Class A	6,779,923
89,396	CNO Financial Group, Inc.	1,717,297
46,600	Columbia Property Trust, Inc. REIT	1,157,544
48,078	Comerica, Inc.	2,086,585
24,992	Commerce Bancshares, Inc.	1,138,386
96,280	Communications Sales & Leasing, Inc. REIT(c)	1,934,265
22,442	Corporate Office Properties Trust REIT	516,166
33,048	Corrections Corp. of America REIT	941,868
29,261	Crown Castle International Corp. REIT	2,500,645
13,673	Cullen/Frost Bankers, Inc.	935,780
15,619	DCT Industrial Trust, Inc. REIT	579,777
46,338	DDR Corp. REIT	778,478
39,382	DiamondRock Hospitality Co. REIT	459,982
26,316	Digital Realty Trust, Inc. REIT	1,946,331
93,505	Discover Financial Services	5,256,851
23,306	Douglas Emmett, Inc. REIT	711,998
59,673	Duke Realty Corp. REIT	1,235,231
70,192	E*TRADE Financial Corp.(c)	2,001,174
21,634	East West Bancorp, Inc.	873,797
19,455	Eaton Vance Corp.	702,520
14,269	Endurance Specialty Holdings Ltd.	900,802
10,572	EPR Properties REIT	600,595
5,175	Equinix, Inc. REIT	1,535,319
48,558	Equity Commonwealth REIT(c)	1,394,100
51,092	Equity Residential REIT	3,950,433
4,326	Essex Property Trust, Inc. REIT	953,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
13,690	Everest Re Group Ltd.	$2,436,409
9,234	Extra Space Storage, Inc. REIT	731,702
47,186	F.N.B. Corp.	635,595
7,439	Federal Realty Investment Trust REIT	1,067,422
24,183	Federated Investors, Inc., Class B	743,144
294,685	Fifth Third Bancorp	5,613,749
31,992	First American Financial Corp.	1,219,855
47,271	First Horizon National Corp.	670,303
163,377	First Niagara Financial Group, Inc.	1,690,952
16,899	First Republic Bank	1,103,674
49,109	FirstMerit Corp.	922,758
65,356	FNF Group	2,305,760
72,015	Franklin Resources, Inc.	2,935,331
61,419	Fulton Financial Corp.	824,243
65,472	General Growth Properties, Inc. REIT	1,895,414
676,084	Genworth Financial, Inc., Class A(c)	3,164,073
13,620	Geo Group, Inc. (The) REIT	439,517
132,573	Goldman Sachs Group, Inc. (The)	24,857,438
27,238	Hancock Holding Co.	751,769
15,573	Hanover Insurance Group, Inc. (The)	1,312,025
203,233	Hartford Financial Services Group, Inc. (The)	9,401,559
45,146	Hatteras Financial Corp. REIT	646,039
93,645	HCP, Inc. REIT	3,483,594
20,360	Healthcare Realty Trust, Inc. REIT	536,690
18,268	Highwoods Properties, Inc. REIT	793,745
47,870	Hospitality Properties Trust REIT	1,284,831
121,287	Host Hotels & Resorts, Inc. REIT	2,101,904
178,566	Huntington Bancshares, Inc.	1,958,869
10,712	Intercontinental Exchange, Inc.	2,703,709
77,770	Invesco Ltd.(d)	2,579,631
56,660	Invesco Mortgage Capital, Inc. REIT(d)	682,753
48,668	Iron Mountain, Inc. REIT	1,491,188
5,724	Jones Lang LaSalle, Inc.	954,248
1,326,593	JPMorgan Chase & Co.	85,233,600
19,399	Kemper Corp.	692,932
244,534	KeyCorp	3,037,112
10,393	Kilroy Realty Corp. REIT	684,275
66,342	Kimco Realty Corp. REIT	1,775,975
10,811	Lamar Advertising Co., Class A REIT	610,065
14,181	LaSalle Hotel Properties REIT	417,063
20,190	Legg Mason, Inc.	903,503
95,508	Leucadia National Corp.	1,911,115
58,524	Lexington Realty Trust REIT	517,352
36,832	Liberty Property Trust REIT	1,253,025
69,974	Lincoln National Corp.	3,744,309
126,371	Loews Corp.	4,607,487
16,305	LPL Financial Holdings, Inc.(b)	694,593
31,848	M&T Bank Corp.	3,816,983
19,878	Macerich Co. (The) REIT	1,684,462
51,054	Mack-Cali Realty Corp. REIT	1,110,935
2,662	Markel Corp.(c)	2,310,616
92,312	Marsh & McLennan Cos., Inc.	5,145,471
90,554	MBIA, Inc.(c)	680,061
31,700	McGraw Hill Financial, Inc.	2,936,688
11,342	Mercury General Corp.	612,581

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
333,543	MetLife, Inc.	$16,803,896
139,551	MFA Financial, Inc. REIT	965,693
12,892	Mid-America Apartment Communities, Inc. REIT	1,098,270
14,709	Moody’s Corp.	1,414,417
335,140	Morgan Stanley	11,049,566
12,173	MSCI, Inc.	815,591
31,024	Nasdaq, Inc.	1,795,979
19,265	National Retail Properties, Inc. REIT	732,070
46,160	New Residential Investment Corp. REIT	559,921
186,282	New York Community Bancorp, Inc.(b)	3,077,379
50,255	Northern Trust Corp.	3,537,449
36,069	NorthStar Realty Finance Corp. REIT(c)	433,189
66,317	Ocwen Financial Corp.(b)(c)	463,556
105,204	Old Republic International Corp.	1,897,880
16,087	OMEGA Healthcare Investors, Inc. REIT	555,323
34,321	Outfront Media, Inc. REIT	810,319
22,213	PartnerRe Ltd. (Bermuda)	3,087,607
27,691	PennyMac Mortgage Investment Trust REIT	404,842
122,478	People’s United Financial, Inc.	1,953,524
70,192	PHH Corp.(c)	1,031,822
62,652	Piedmont Office Realty Trust, Inc., Class A REIT	1,214,196
38,788	Plum Creek Timber Co., Inc. REIT	1,580,223
154,672	PNC Financial Services Group, Inc. (The)	13,960,695
42,901	Popular, Inc.	1,268,583
12,170	Primerica, Inc.	579,657
76,997	Principal Financial Group, Inc.	3,862,170
18,280	ProAssurance Corp.	968,109
204,944	Progressive Corp. (The)	6,789,795
84,251	Prologis, Inc. REIT	3,600,045
13,621	Prosperity Bancshares, Inc.	699,847
183,942	Prudential Financial, Inc.	15,175,215
14,671	Public Storage REIT	3,366,408
20,767	Raymond James Financial, Inc.	1,144,469
39,332	Rayonier, Inc. REIT	890,870
29,868	Realogy Holdings Corp.(c)	1,167,839
27,111	Realty Income Corp. REIT	1,340,910
13,962	Regency Centers Corp. REIT	948,858
499,565	Regions Financial Corp.	4,670,933
28,636	Reinsurance Group of America, Inc.	2,584,113
11,569	RenaissanceRe Holdings Ltd. (Bermuda)	1,268,309
60,164	Retail Properties of America, Inc., Class A REIT	900,655
12,280	RLI Corp.	747,238
21,716	RLJ Lodging Trust REIT	544,854
10,108	Ryman Hospitality Properties, Inc. REIT	531,681
39,632	Santander Consumer USA Holdings, Inc.(c)	713,772
51,291	Senior Housing Properties Trust REIT	779,110
5,401	Signature Bank(c)	804,317
32,656	Simon Property Group, Inc. REIT	6,578,878
11,926	SL Green Realty Corp. REIT	1,414,662
373,964	SLM Corp.(c)	2,640,186
51,712	Spirit Realty Capital, Inc. REIT	526,428
15,282	StanCorp Financial Group, Inc.	1,753,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
47,251	Starwood Property Trust, Inc. REIT	$949,273
86,017	State Street Corp.	5,935,173
13,288	Stifel Financial Corp.(c)	590,386
162,201	SunTrust Banks, Inc.	6,734,586
6,913	SVB Financial Group(c)	843,870
40,496	Symetra Financial Corp.	1,284,938
34,415	Synchrony Financial(b)(c)	1,058,605
31,859	Synovus Financial Corp.	1,007,700
36,767	T. Rowe Price Group, Inc.	2,780,321
7,988	Taubman Centers, Inc. REIT	614,916
44,893	TCF Financial Corp.	690,903
23,890	TD Ameritrade Holding Corp.	823,488
32,526	Torchmark Corp.	1,886,833
134,236	Travelers Cos., Inc. (The)	15,153,902
93,091	Two Harbors Investment Corp. REIT	787,550
384,880	U.S. Bancorp	16,234,238
39,565	UDR, Inc. REIT	1,363,410
108,271	Unum Group	3,751,590
31,739	Validus Holdings Ltd.	1,406,038
90,731	Valley National Bancorp	952,676
53,002	Ventas, Inc. REIT	2,847,267
29,019	Vornado Realty Trust REIT	2,917,860
68,746	Voya Financial, Inc.	2,789,025
30,985	W.R. Berkley Corp.	1,729,893
14,140	Waddell & Reed Financial, Inc., Class A	522,332
30,398	Washington Federal, Inc.	758,126
19,217	Webster Financial Corp.	712,951
20,834	Weingarten Realty Investors REIT	745,024
1,240,458	Wells Fargo & Co.	67,158,396
46,812	Welltower, Inc. REIT	3,036,694
171,665	Weyerhaeuser Co. REIT	5,034,934
38,025	Willis Group Holdings PLC	1,696,295
9,040	WP Carey, Inc. REIT	572,865
88,537	XL Group PLC	3,371,489
58,901	Zions Bancorporation	1,694,582

		936,479,950

	Health Care—10.3%
263,056	Abbott Laboratories	11,784,909
140,476	AbbVie, Inc.	8,365,346
85,372	Aetna, Inc.	9,798,998
37,635	Agilent Technologies, Inc.	1,421,098
14,637	Alere, Inc.(c)	675,058
4,489	Alexion Pharmaceuticals, Inc.(c)	790,064
14,489	Allergan PLC(c)	4,469,422
77,947	Allscripts Healthcare Solutions, Inc.(c)	1,095,935
92,328	AmerisourceBergen Corp.	8,910,575
70,834	Amgen, Inc.	11,204,522
99,549	Anthem, Inc.	13,852,243
112,673	Baxalta, Inc.	3,882,712
112,673	Baxter International, Inc.	4,212,843
28,147	Becton, Dickinson and Co.	4,011,510
10,326	Biogen, Inc.(c)	2,999,806
5,154	Bio-Rad Laboratories, Inc., Class A(c)	718,880
146,052	Boston Scientific Corp.(c)	2,669,831
265,204	Bristol-Myers Squibb Co.	17,490,204
21,975	Brookdale Senior Living, Inc.(c)	459,497

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
7,775	C.R. Bard, Inc.	$1,448,871
150,423	Cardinal Health, Inc.	12,364,771
24,788	Celgene Corp.(c)	3,041,735
19,816	Centene Corp.(c)	1,178,656
17,283	Cerner Corp.(c)	1,145,690
45,896	Cigna Corp.	6,151,900
58,759	Community Health Systems, Inc.(c)	1,647,602
4,271	Cooper Cos., Inc. (The)	650,730
43,558	DaVita HealthCare Partners, Inc.(c)	3,376,181
19,824	DENTSPLY International, Inc.	1,206,290
6,519	Edwards Lifesciences Corp.(c)	1,024,461
219,619	Eli Lilly & Co.	17,914,322
7,458	Endo International PLC(c)	447,405
19,288	Envision Healthcare Holdings, Inc.(c)	543,922
180,225	Express Scripts Holding Co.(c)	15,567,835
66,660	Gilead Sciences, Inc.	7,207,946
18,699	Halyard Health, Inc.(c)	554,986
150,244	HCA Holdings, Inc.(c)	10,335,285
38,458	Health Net, Inc.(c)	2,471,311
12,391	HealthSouth Corp.	431,578
15,373	Henry Schein, Inc.(c)	2,332,238
20,010	Hologic, Inc.(c)	777,589
41,385	Humana, Inc.	7,392,603
3,146	Illumina, Inc.(c)	450,759
2,936	Intuitive Surgical, Inc.(c)	1,458,018
536,053	Johnson & Johnson	54,157,435
41,360	Kindred Healthcare, Inc.	554,224
17,739	Laboratory Corp. of America Holdings(c)	2,177,285
16,453	LifePoint Health, Inc.(c)	1,133,283
13,209	Magellan Health, Inc.(c)	705,361
6,722	Mallinckrodt PLC(c)	441,434
69,021	McKesson Corp.	12,340,955
13,833	MEDNAX, Inc.(c)	974,811
146,310	Medtronic PLC	10,815,235
631,346	Merck & Co., Inc.	34,509,372
2,285	Mettler-Toledo International, Inc.(c)	710,612
9,944	Molina Healthcare, Inc.(c)	616,528
43,661	Mylan NV(c)	1,925,013
35,433	Owens & Minor, Inc.	1,270,273
16,590	Patterson Cos., Inc.	786,366
79,747	PDL BioPharma, Inc.(b)	365,241
16,679	PerkinElmer, Inc.	861,304
6,521	Perrigo Co. PLC	1,028,622
1,561,236	Pfizer, Inc.	52,801,001
37,512	Quest Diagnostics, Inc.	2,548,940
16,689	Quintiles Transnational Holdings, Inc.(c)	1,062,255
9,748	ResMed, Inc.	561,582
38,949	St. Jude Medical, Inc.	2,485,336
10,442	STERIS Corp.(b)	782,628
34,578	Stryker Corp.	3,306,348
6,685	Teleflex, Inc.	889,105
51,037	Tenet Healthcare Corp.(c)	1,601,031
41,113	Thermo Fisher Scientific, Inc.	5,376,758
3,716	United Therapeutics Corp.(c)	544,877
201,012	UnitedHealth Group, Inc.	23,675,193
16,565	Universal Health Services, Inc., Class B	2,022,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
12,709	Varian Medical Systems, Inc.(c)	$998,038
10,828	VCA, Inc.(c)	593,050
8,034	Waters Corp.(c)	1,026,745
16,053	WellCare Health Plans, Inc.(c)	1,422,296
19,795	Zimmer Biomet Holdings, Inc.	2,069,963
33,978	Zoetis, Inc.	1,461,394

		440,538,452

	Industrials—10.6%
94,748	3M Co.	14,895,333
23,190	ABM Industries, Inc.	658,596
48,760	ADT Corp. (The)(b)	1,611,030
52,789	AECOM(c)	1,555,692
38,677	AGCO Corp.	1,871,580
9,877	Allegion PLC	643,684
25,671	Allison Transmission Holdings, Inc.	736,758
19,360	American Airlines Group, Inc.	894,819
25,442	AMETEK, Inc.	1,394,730
37,646	Armstrong World Industries, Inc.(c)	1,867,995
42,500	Avis Budget Group, Inc.(c)	2,122,450
14,446	B/E Aerospace, Inc.	678,240
12,004	Babcock & Wilcox Enterprises, Inc.(c)	203,828
112,653	Boeing Co. (The)	16,680,530
26,582	Brink’s Co. (The)	823,510
24,051	BWX Technologies, Inc.	680,643
31,824	C.H. Robinson Worldwide, Inc.	2,207,949
9,898	Carlisle Cos., Inc.	861,126
213,876	Caterpillar, Inc.	15,610,809
31,656	Chicago Bridge & Iron Co. NV(b)	1,420,405
14,766	Cintas Corp.	1,374,567
214,897	Civeo Corp.	399,708
14,035	Clean Harbors, Inc.(c)	652,487
15,730	Colfax Corp.(c)	424,081
32,673	Covanta Holding Corp.	547,600
9,436	Crane Co.	496,711
197,468	CSX Corp.	5,329,661
35,567	Cummins, Inc.	3,681,540
9,386	Curtiss-Wright Corp.	652,890
69,505	Danaher Corp.	6,485,512
107,779	Deere & Co.	8,406,762
38,645	Delta Air Lines, Inc.	1,964,712
9,457	Deluxe Corp.	563,164
19,199	Donaldson Co., Inc.	579,810
37,652	Dover Corp.	2,425,918
891,700	DryShips, Inc. (Greece)(c)	174,862
5,553	Dun & Bradstreet Corp. (The)	632,320
101,452	Eaton Corp. PLC	5,672,181
20,286	EMCOR Group, Inc.	979,408
183,521	Emerson Electric Co.	8,667,697
8,623	EnerSys	525,917
12,700	Equifax, Inc.	1,353,439
20,042	Essendant, Inc.	692,852
7,028	Esterline Technologies Corp.(c)	541,507
35,342	Expeditors International of Washington, Inc.	1,759,678
40,464	Fastenal Co.(b)	1,584,570
53,124	FedEx Corp.	8,290,000

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
23,421	Flowserve Corp.	$1,085,798
68,466	Fluor Corp.	3,273,359
19,739	Fortune Brands Home & Security, Inc.	1,032,942
15,486	FTI Consulting, Inc.(c)	526,679
11,303	GATX Corp.	527,850
17,864	Generac Holdings, Inc.(c)	563,788
87,131	General Cable Corp.	1,340,946
70,239	General Dynamics Corp.	10,436,111
2,963,320	General Electric Co.(c)	85,699,214
8,044	Genesee & Wyoming, Inc., Class A(c)	539,752
47,823	Harsco Corp.	513,141
39,114	HD Supply Holdings, Inc.(c)	1,165,206
189,094	Hertz Global Holdings, Inc.(c)	3,687,333
12,875	Hexcel Corp.	596,370
126,275	Honeywell International, Inc.	13,041,682
9,127	Hubbell, Inc., Class B	883,950
8,488	Huntington Ingalls Industries, Inc.	1,018,051
10,502	IDEX Corp.	806,134
6,503	IHS, Inc., Class A(c)	777,369
66,638	Illinois Tool Works, Inc.	6,126,698
51,751	Ingersoll-Rand PLC	3,066,764
13,867	ITT Corp.	548,856
11,290	J.B. Hunt Transport Services, Inc.	862,217
63,991	Jacobs Engineering Group, Inc.(c)	2,568,599
38,664	Joy Global, Inc.	664,248
10,862	Kansas City Southern	898,939
20,925	KAR Auction Services, Inc.	803,520
99,370	KBR, Inc.	1,832,383
23,834	Kennametal, Inc.	670,212
12,134	Kirby Corp.(c)	792,229
22,143	KLX, Inc.(c)	866,013
30,586	L-3 Communications Holdings, Inc.	3,866,070
9,943	Lincoln Electric Holdings, Inc.	594,691
63,868	Lockheed Martin Corp.	14,040,102
28,564	Manitowoc Co., Inc. (The)(b)	437,029
36,163	Manpowergroup, Inc.	3,319,040
53,857	Masco Corp.	1,561,853
31,643	MasTec, Inc.(c)	530,653
8,297	Moog, Inc., Class A(c)	512,423
62,502	MRC Global, Inc.(c)	743,774
9,243	MSC Industrial Direct Co., Inc., Class A	580,183
58,934	Navistar International Corp.(b)(c)	724,888
43,771	Nielsen Holdings PLC(c)	2,079,560
65,451	Norfolk Southern Corp.	5,238,044
49,065	Northrop Grumman Corp.	9,211,954
41,162	NOW, Inc.(b)(c)	679,585
9,518	Old Dominion Freight Line, Inc.(c)	589,545
17,667	Orbital ATK, Inc.	1,512,649
26,855	Oshkosh Corp.	1,103,472
41,393	Owens Corning	1,884,623
80,827	PACCAR, Inc.	4,255,542
30,845	Parker-Hannifin Corp.	3,229,472
29,537	Pentair PLC (United Kingdom)	1,651,709
93,902	Pitney Bowes, Inc.	1,939,076
17,962	Precision Castparts Corp.	4,145,809
54,269	Quanta Services, Inc.(c)	1,091,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
128,312	R.R. Donnelley & Sons Co.	$2,164,623
76,982	Raytheon Co.	9,037,687
10,423	Regal Beloit Corp.	664,883
93,430	Republic Services, Inc.	4,086,628
22,865	Rexnord Corp.(c)	422,545
14,971	Robert Half International, Inc.	788,373
20,595	Rockwell Automation, Inc.	2,248,150
21,047	Rockwell Collins, Inc.	1,825,196
9,165	Roper Technologies, Inc.	1,707,898
20,053	Ryder System, Inc.	1,439,404
14,760	Sensata Technologies Holding NV(c)	709,808
7,956	Snap-on, Inc.	1,319,821
20,033	Southwest Airlines Co.	927,328
23,439	Spirit AeroSystems Holdings, Inc., Class A(c)	1,236,173
13,532	SPX Corp.	165,767
13,532	SPX FLOW, Inc.(c)	458,735
35,596	Stanley Black & Decker, Inc.	3,772,464
6,803	Stericycle, Inc.(c)	825,680
7,162	Teledyne Technologies, Inc.(c)	639,065
38,154	Terex Corp.	765,369
57,503	Textron, Inc.	2,424,902
20,565	Timken Co. (The)	649,854
7,918	Towers Watson & Co., Class A	978,348
7,944	TransDigm Group, Inc.(c)	1,746,488
27,735	Trinity Industries, Inc.	750,786
15,994	Triumph Group, Inc.	745,001
24,326	Tutor Perini Corp.(c)	408,190
64,971	Tyco International PLC	2,367,543
105,843	Union Pacific Corp.	9,457,072
23,249	United Continental Holdings, Inc.(c)	1,402,147
137,106	United Parcel Service, Inc., Class B	14,124,660
16,708	United Rentals, Inc.(c)	1,250,761
182,623	United Technologies Corp.	17,971,929
48,180	UTi Worldwide, Inc.(c)	343,523
5,813	Valmont Industries, Inc.	630,362
9,267	Verisk Analytics, Inc.(c)	663,610
9,805	W.W. Grainger, Inc.	2,059,050
5,112	WABCO Holdings, Inc.(c)	573,720
17,226	Waste Connections, Inc.	938,473
119,366	Waste Management, Inc.	6,417,116
5,894	Watsco, Inc.	725,139
18,173	WESCO International, Inc.(c)	889,205
31,190	Xylem, Inc.	1,135,628
29,246	YRC Worldwide, Inc.(c)	534,032

		449,411,846

	Information Technology—12.4%
90,392	Accenture PLC, Class A	9,690,022
115,376	Activision Blizzard, Inc.	4,010,470
35,989	Adobe Systems, Inc.(c)	3,190,785
347,376	Advanced Micro Devices, Inc.(c)	736,437
14,413	Akamai Technologies, Inc.(c)	876,599
4,897	Alliance Data Systems Corp.(c)	1,455,927
26,725	Alphabet, Inc., Class A(c)	19,706,748
26,692	Alphabet, Inc., Class C(c)	18,972,941
40,741	Altera Corp.	2,140,940

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
23,929	Amdocs Ltd.	$1,425,451
67,429	Amkor Technology, Inc.(c)	419,408
26,001	Amphenol Corp., Class A	1,409,774
45,216	Analog Devices, Inc.	2,718,386
13,544	Anixter International, Inc.(c)	928,848
8,488	ANSYS, Inc.(c)	808,991
465,352	Apple, Inc.	55,609,564
164,269	Applied Materials, Inc.	2,754,791
65,408	Arrow Electronics, Inc.(c)	3,596,786
16,596	Autodesk, Inc.(c)	915,933
59,997	Automatic Data Processing, Inc.	5,219,139
11,854	Avago Technologies Ltd. (Singapore)	1,459,583
94,065	Avnet, Inc.	4,273,373
27,387	Benchmark Electronics, Inc.(c)	541,715
47,847	Booz Allen Hamilton Holding Corp.	1,409,573
64,688	Broadcom Corp., Class A	3,324,963
15,789	Broadridge Financial Solutions, Inc.	940,709
74,094	Brocade Communications Systems, Inc.	772,059
74,806	CA, Inc.	2,072,874
9,681	CACI International, Inc., Class A(c)	939,444
24,869	CDW Corp.	1,111,396
12,372	Check Point Software Technologies Ltd. (Israel)(c)	1,050,878
821,101	Cisco Systems, Inc.	23,688,764
21,785	Citrix Systems, Inc.(c)	1,788,548
49,034	Cognizant Technology Solutions Corp., Class A(c)	3,339,706
18,622	CommScope Holding, Inc.(c)	603,911
42,968	Computer Sciences Corp.	2,861,239
18,025	CoreLogic, Inc.(c)	702,615
272,334	Corning, Inc.	5,065,412
20,668	Cree, Inc.(b)(c)	520,627
20,066	Diebold, Inc.	739,833
6,554	DST Systems, Inc.	800,571
141,490	eBay, Inc.(c)	3,947,571
11,824	EchoStar Corp., Class A(c)	530,070
16,931	Electronic Arts, Inc.(c)	1,220,217
296,284	EMC Corp.	7,768,566
6,157	F5 Networks, Inc.(c)	678,501
48,047	Facebook, Inc., Class A(c)	4,899,353
39,288	Fairchild Semiconductor International, Inc.(c)	655,324
43,072	Fidelity National Information Services, Inc.	3,140,810
23,949	First Solar, Inc.(c)	1,366,769
30,727	Fiserv, Inc.(c)	2,965,463
394,213	Flextronics International Ltd.(c)	4,490,086
22,887	FLIR Systems, Inc.	610,396
31,430	Genpact Ltd.(c)	778,835
24,247	Harris Corp.	1,918,665
680,661	HP, Inc.	18,350,621
147,773	Ingram Micro, Inc., Class A	4,400,680
26,880	Insight Enterprises, Inc.(c)	682,752
1,199,028	Intel Corp.	40,599,088
255,556	International Business Machines Corp.	35,798,284
18,718	Intuit, Inc.	1,823,695
100,438	Jabil Circuit, Inc.	2,308,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
106,103	Juniper Networks, Inc.	$3,330,573
34,312	Keysight Technologies, Inc.(c)	1,135,041
28,009	KLA-Tencor Corp.	1,879,964
37,545	Knowles Corp.(b)(c)	625,500
18,461	Lam Research Corp.	1,413,928
24,671	Leidos Holdings, Inc.	1,296,954
24,591	Lexmark International, Inc., Class A	798,962
30,689	Linear Technology Corp.	1,363,205
2,234	LinkedIn Corp., Class A(c)	538,104
85,846	Marvell Technology Group Ltd. (Bermuda)	704,796
43,634	MasterCard, Inc., Class A	4,319,330
56,190	Maxim Integrated Products, Inc.	2,302,666
34,857	Microchip Technology, Inc.	1,683,245
146,407	Micron Technology, Inc.(c)	2,424,500
1,174,828	Microsoft Corp.	61,842,946
35,978	Motorola Solutions, Inc.	2,517,381
49,662	NCR Corp.(c)	1,321,009
47,960	NetApp, Inc.	1,630,640
52,001	Nuance Communications, Inc.(c)	882,457
68,392	NVIDIA Corp.	1,940,281
17,284	NXP Semiconductors NV (Netherlands)(c)	1,354,201
77,977	ON Semiconductor Corp.(c)	857,747
448,887	Oracle Corp.	17,434,771
54,098	Paychex, Inc.	2,790,375
141,490	PayPal Holdings, Inc.(c)	5,095,055
226,933	QUALCOMM, Inc.	13,484,359
9,392	Red Hat, Inc.(c)	743,001
16,473	salesforce.com, inc.(c)	1,280,117
30,891	SanDisk Corp.	2,378,607
52,900	Sanmina Corp.(c)	1,093,443
10,815	Science Applications International Corp.	495,976
57,820	Seagate Technology PLC(b)	2,200,629
9,867	Skyworks Solutions, Inc.	762,127
120,913	Symantec Corp.	2,490,808
15,780	SYNNEX Corp.	1,395,583
22,198	Synopsys, Inc.(c)	1,109,456
68,881	TE Connectivity Ltd. (Switzerland)	4,438,692
44,760	Tech Data Corp.(c)	3,258,080
25,284	Teradata Corp.(c)	710,733
42,509	Teradyne, Inc.	829,776
141,510	Texas Instruments, Inc.	8,026,447
21,956	Total System Services, Inc.	1,151,592
33,902	Trimble Navigation Ltd.(c)	771,271
41,641	Unisys Corp.(c)	557,989
17,667	Vantiv, Inc., Class A(c)	886,000
11,176	VeriSign, Inc.(b)(c)	900,786
114,842	Visa, Inc., Class A	8,909,442
65,034	Vishay Intertechnology, Inc.	689,360
31,022	Western Digital Corp.	2,072,890
125,990	Western Union Co. (The)	2,425,308
453,608	Xerox Corp.	4,259,379
44,534	Xilinx, Inc.	2,120,709
95,315	Yahoo!, Inc.(c)	3,395,120

		527,850,855

	Materials—3.6%
32,970	Air Products & Chemicals, Inc.	4,582,171

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
10,249	Airgas, Inc.	$985,544
162,387	AK Steel Holding Corp.(b)(c)	469,298
18,828	Albemarle Corp.	1,007,674
346,058	Alcoa, Inc.	3,090,298
39,859	Allegheny Technologies, Inc.	585,927
12,239	AptarGroup, Inc.	900,301
15,962	Ashland, Inc.	1,751,351
27,574	Avery Dennison Corp.	1,791,483
19,004	Axiall Corp.	384,831
24,606	Ball Corp.	1,685,511
30,011	Bemis Co., Inc.	1,373,903
25,241	Berry Plastics Group, Inc.(c)	845,573
19,750	Cabot Corp.	709,815
30,032	Celanese Corp., Series A	2,133,774
46,660	CF Industries Holdings, Inc.	2,368,928
37,040	Chemours Co. (The)	256,687
23,872	Chemtura Corp.(c)	762,472
381,126	Cliffs Natural Resources, Inc.(b)	1,051,908
72,154	Commercial Metals Co.	1,036,853
6,277	Compass Minerals International, Inc.	509,943
37,197	Constellium NV, Class A (Netherlands)(c)	140,233
36,514	Crown Holdings, Inc.(c)	1,936,702
11,191	Cytec Industries, Inc.	832,834
35,772	Domtar Corp.	1,475,237
335,134	Dow Chemical Co. (The)	17,316,374
185,486	E.I. du Pont de Nemours & Co.	11,759,812
34,619	Eastman Chemical Co.	2,498,453
29,684	Ecolab, Inc.	3,572,469
17,852	FMC Corp.	726,755
722,349	Freeport-McMoRan, Inc.	8,502,048
75,823	Graphic Packaging Holding Co.	1,073,654
13,292	Greif, Inc., Class A	435,712
66,073	Huntsman Corp.	870,181
9,645	International Flavors & Fragrances, Inc.	1,119,399
124,245	International Paper Co.	5,304,019
126,993	LyondellBasell Industries NV, Class A	11,798,920
6,384	Martin Marietta Materials, Inc.	990,478
61,981	Monsanto Co.	5,777,869
93,987	Mosaic Co. (The)	3,175,821
1,514	NewMarket Corp.	596,122
227,147	Newmont Mining Corp.	4,420,281
114,482	Nucor Corp.	4,842,589
26,971	Olin Corp.	517,304
85,472	Owens-Illinois, Inc.(c)	1,841,922
13,303	Packaging Corp. of America	910,590
15,565	PolyOne Corp.	520,494
39,493	PPG Industries, Inc.	4,117,540
49,969	Praxair, Inc.	5,551,056
30,510	Reliance Steel & Aluminum Co.	1,829,380
34,795	Resolute Forest Products, Inc.(c)	259,919
25,276	RPM International, Inc.	1,155,366
28,122	Sealed Air Corp.	1,381,353
9,768	Sensient Technologies Corp.	637,557
6,780	Sherwin-Williams Co. (The)	1,809,107
10,431	Sigma-Aldrich Corp.	1,457,419
10,231	Silgan Holdings, Inc.	520,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
28,527	Sonoco Products Co.	$1,217,818
60,495	Southern Copper Corp. (Peru)(b)	1,679,341
82,978	Steel Dynamics, Inc.	1,532,604
96,124	United States Steel Corp.(b)	1,122,728
11,877	Valspar Corp. (The)	961,443
17,775	Vulcan Materials Co.	1,716,709
8,244	W.R. Grace & Co.(c)	826,873
40,564	WestRock Co.	2,180,721

		151,197,902

	Telecommunication Services—3.8%
2,586,976	AT&T, Inc.	86,689,566
316,610	CenturyLink, Inc.	8,931,568
491,865	Frontier Communications Corp.	2,528,186
68,326	Leap Wireless Corp.(c)	172,182
27,031	Level 3 Communications, Inc.(c)	1,377,229
67,751	Telephone & Data Systems, Inc.	1,940,389
58,055	T-Mobile US, Inc.(c)	2,199,704
1,215,388	Verizon Communications, Inc.	56,977,389
80,245	Windstream Holdings, Inc.(b)	522,395

		161,338,608

	Utilities—5.0%
408,273	AES Corp. (The)	4,470,589
38,403	AGL Resources, Inc.	2,400,188
12,069	ALLETE, Inc.	605,985
31,565	Alliant Energy Corp.	1,862,966
100,499	Ameren Corp.	4,389,796
169,023	American Electric Power Co., Inc.	9,575,153
43,659	American Water Works Co., Inc.	2,504,280
26,262	Aqua America, Inc.	751,093
32,370	Atmos Energy Corp.	2,039,310
22,830	Avista Corp.	772,796
15,099	Black Hills Corp.	691,232
106,190	Calpine Corp.(c)	1,647,007
183,567	CenterPoint Energy, Inc.	3,405,168
15,673	Cleco Corp.	830,669
82,340	CMS Energy Corp.	2,970,004
119,199	Consolidated Edison, Inc.	7,837,334
139,484	Dominion Resources, Inc.	9,963,342
60,398	DTE Energy Co.	4,927,873
216,418	Duke Energy Corp.	15,467,394
24,987	Dynegy, Inc.(c)	485,497
98,905	Edison International	5,985,731
87,458	Entergy Corp.	5,961,137
78,009	Eversource Energy	3,973,778
456,582	Exelon Corp.	12,747,769
244,479	FirstEnergy Corp.	7,627,745
57,533	Great Plains Energy, Inc.	1,582,158
37,786	Hawaiian Electric Industries, Inc.	1,105,618
13,002	IDACORP, Inc.	869,184
18,601	ITC Holdings Corp.	608,625
72,334	MDU Resources Group, Inc.	1,364,219
18,003	National Fuel Gas Co.	945,698
22,865	New Jersey Resources Corp.	724,363
103,021	NextEra Energy, Inc.	10,576,136
78,183	NiSource, Inc.	1,497,986

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
11,433	NorthWestern Corp.	$619,554
152,008	NRG Energy, Inc.	1,959,383
56,467	OGE Energy Corp.	1,609,874
17,482	ONE Gas, Inc.	853,821
103,617	Pepco Holdings, Inc.	2,759,321
161,213	PG&E Corp.	8,608,774
20,655	Piedmont Natural Gas Co., Inc.	1,183,738
41,137	Pinnacle West Capital Corp.	2,612,611
29,417	PNM Resources, Inc.	827,206
28,078	Portland General Electric Co.	1,041,132
221,644	PPL Corp.	7,624,554
185,339	Public Service Enterprise Group, Inc.	7,652,647
38,006	Questar Corp.	784,824
44,894	SCANA Corp.	2,658,623
54,914	Sempra Energy	5,623,743
306,904	Southern Co. (The)	13,841,370
15,115	Southwest Gas Corp.	928,968
27,719	Talen Energy Corp.(c)	240,601
96,980	TECO Energy, Inc.	2,618,460
55,754	UGI Corp.	2,044,499
18,934	UIL Holdings Corp.	965,445
27,331	Vectren Corp.	1,242,741
51,120	WEC Energy Group, Inc.	2,635,747
43,185	Westar Energy, Inc.	1,714,445
17,535	WGL Holdings, Inc.	1,091,203
167,746	Xcel Energy, Inc.	5,976,790

		212,887,897

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,833,289,857)—100.0%	4,257,955,935

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
39,195,012	Invesco Liquid Assets Portfolio— Institutional Class, 0.16%(e)(f) (Cost $39,195,012)	39,195,012

	Total Investments (Cost $3,872,484,869)—100.9%	4,297,150,947
	Other assets less liabilities—(0.9)%	(37,570,155)

	Net Assets—100.0%	$4,259,580,792

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2015

(Unaudited)

(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	24.4
Information Technology	17.3
Consumer Discretionary	17.0
Industrials	16.3
Health Care	7.7
Energy	5.2
Materials	4.7
Consumer Staples	4.0
Telecommunication Services	1.7
Utilities	1.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.0%
20,690	1-800-FLOWERS.COM, Inc., Class A(b)	$205,452
34,311	A. H. Belo Corp., Series A	185,622
475,264	Aeropostale, Inc.(b)(c)	294,664
23,172	AMC Entertainment Holdings, Inc., Class A	634,218
26,899	AMC Networks, Inc., Class A(b)	1,987,567
81,713	American Axle & Manufacturing Holdings, Inc.(b)	1,810,760
14,744	American Public Education, Inc.(b)	320,387
7,452	America’s Car-Mart, Inc.(b)	255,156
371,393	Arcos Dorados Holdings, Inc., Class A (Argentina)(c)	1,143,890
12,563	Arctic Cat, Inc.	258,044
23,780	Ascent Capital Group, Inc., Series A(b)	517,928
11,771	Bassett Furniture Industries, Inc.	376,201
42,264	Beazer Homes USA, Inc.(b)	601,839
106,927	bebe stores, inc.(c)	118,689
102,771	Belmond Ltd., Class A (United Kingdom)(b)	1,103,761
47,738	Big 5 Sporting Goods Corp.	436,803
2,105	Biglari Holdings, Inc.(b)	808,594
14,201	BJ’s Restaurants, Inc.(b)	609,649
10,618	Blue Nile, Inc.(b)	362,074
30,321	Bob Evans Farms, Inc.	1,311,990
134,102	Bon-Ton Stores, Inc. (The)(c)	422,421
120,614	Boyd Gaming Corp.(b)	2,411,074
27,806	Bravo Brio Restaurant Group, Inc.(b)	326,442
47,868	Bridgepoint Education, Inc.(b)	370,977
20,951	Bright Horizons Family Solutions, Inc.(b)	1,341,283
37,360	Buckle, Inc. (The)(c)	1,324,038
6,702	Buffalo Wild Wings, Inc.(b)	1,033,918

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
11,671	Build-A-Bear Workshop, Inc.(b)	$181,601
26,287	CalAtlantic Group, Inc.(b)	1,001,272
60,265	Caleres, Inc.	1,841,698
58,440	Callaway Golf Co.	581,478
7,661	Capella Education Co.	345,894
304,123	Career Education Corp.(b)	1,097,884
23,234	Carmike Cinemas, Inc.(b)	595,023
13,827	Carriage Services, Inc.	297,419
62,927	Carrols Restaurant Group, Inc.(b)	740,021
21,211	Carter’s, Inc.	1,927,656
25,126	Cato Corp. (The), Class A	948,758
6,297	Cavco Industries, Inc.(b)	620,884
174,436	Central European Media Enterprises Ltd., Class A (Bermuda)(b)(c)	376,782
31,494	Cheesecake Factory, Inc. (The)	1,518,011
28,379	Children’s Place, Inc. (The)	1,523,101
44,757	China XD Plastics Co. Ltd. (China)(b)	188,427
25,756	Choice Hotels International, Inc.	1,347,296
57,611	Christopher & Banks Corp.(b)	84,112
8,427	Churchill Downs, Inc.	1,237,336
8,698	Chuy’s Holdings, Inc.(b)	236,673
16,199	Citi Trends, Inc.	430,407
83,839	Clear Channel Outdoor Holdings, Inc., Class A(b)	627,116
26,825	ClubCorp Holdings, Inc.	548,303
14,530	Columbia Sportswear Co.	796,970
31,600	Conn’s, Inc.(b)(c)	599,452
29,212	Core-Mark Holding Co., Inc.	2,374,643
16,484	Cracker Barrel Old Country Store, Inc.(c)	2,265,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
129,314	Crocs, Inc.(b)	$1,396,591
9,644	CSS Industries, Inc.	263,281
269,128	CTC Media, Inc. (Russia)(c)	454,826
160,384	Cumulus Media, Inc., Class A(b)	73,632
29,766	Deckers Outdoor Corp.(b)	1,656,776
17,808	Del Frisco’s Restaurant Group, Inc.(b)	239,874
50,758	Denny’s Corp.(b)	556,308
24,776	Destination Maternity Corp.	171,698
67,617	Destination XL Group, Inc.(b)	394,883
98,022	Dex Media, Inc.(b)(c)	21,467
12,862	DineEquity, Inc.	1,073,334
23,881	Dixie Group, Inc. (The)(b)(c)	156,898
17,971	Domino’s Pizza, Inc.	1,916,967
13,841	Dorman Products, Inc.(b)(c)	646,098
73,625	DreamWorks Animation SKG, Inc., Class A(b)(c)	1,490,170
18,455	Drew Industries, Inc.	1,104,163
42,061	Dunkin’ Brands Group, Inc.	1,741,746
22,801	E.W. Scripps Co. (The), Class A	502,990
39,365	Entercom Communications Corp., Class A(b)	434,590
35,236	Entravision Communications Corp., Class A	308,667
24,709	Ethan Allen Interiors, Inc.	672,332
57,310	EVINE Live, Inc.(b)	147,860
144,903	Express, Inc.(b)	2,796,628
36,219	Extended Stay America, Inc.	695,405
88,604	Federal-Mogul Holdings Corp.(b)	686,681
8,852	Fiesta Restaurant Group, Inc.(b)	313,007
58,954	Finish Line, Inc. (The), Class A	1,098,313
30,387	Five Below, Inc.(b)	1,043,490
10,708	Flexsteel Industries, Inc.	465,691
38,627	Francesca’s Holdings Corp.(b)	548,890
62,619	Fred’s, Inc., Class A	866,021
23,417	FTD Cos., Inc.(b)	663,169
50,225	Fuel Systems Solutions, Inc.(b)	312,399
11,504	Gentherm, Inc.(b)	565,537
22,572	G-III Apparel Group Ltd.(b)	1,243,491
25,227	Global Eagle Entertainment, Inc.(b)	336,024
4,527	GoPro, Inc., Class A(b)(c)	113,175
18,236	Grand Canyon Education, Inc.(b)	757,888
63,517	Gray Television, Inc.(b)	1,009,285
31,001	Green Brick Partners, Inc.(b)	327,061
117,571	Groupon, Inc., Class A(b)(c)	436,188
89,984	Harte-Hanks, Inc.	382,432
21,937	Haverty Furniture Cos., Inc.	513,545
23,171	Helen of Troy Ltd.(b)	2,298,795
112,802	hhgregg, Inc.(b)(c)	609,131
20,852	Hibbett Sports, Inc.(b)	712,304
19,526	Horizon Global Corp.(b)	171,634
16,024	Houghton Mifflin Harcourt Co.(b)	313,910
173,016	Hovnanian Enterprises, Inc., Class A(b)(c)	356,413
39,596	HSN, Inc.	2,449,013
32,763	Hyatt Hotels Corp., Class A(b)	1,651,255
44,935	Iconix Brand Group, Inc.(b)	688,404
18,139	IMAX Corp.(b)(c)	696,356

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
27,557	International Speedway Corp., Class A	$955,952
25,018	Interval Leisure Group, Inc.	441,568
19,261	iRobot Corp.(b)	578,023
44,377	Isle of Capri Casinos, Inc.(b)	848,932
279,616	ITT Educational Services, Inc.(b)(c)	922,733
22,358	Jack in the Box, Inc.	1,666,342
58,251	JAKKS Pacific, Inc.(b)(c)	461,348
34,675	John Wiley & Sons, Inc., Class A	1,814,543
8,976	Johnson Outdoors, Inc., Class A	192,356
14,234	Journal Media Group, Inc.	174,224
50,613	K12, Inc.(b)	491,452
27,388	Kate Spade & Co.(b)	492,162
81,512	KB Home(c)	1,067,807
15,002	Kirkland’s, Inc.	344,896
19,887	Krispy Kreme Doughnuts, Inc.(b)	272,253
38,814	La Quinta Holdings, Inc.(b)	588,032
20,850	Lands’ End, Inc.(b)(c)	514,578
42,752	La-Z-Boy, Inc.	1,220,570
271,165	LeapFrog Enterprises, Inc., Class A(b)	216,932
97,653	Lee Enterprises, Inc.(b)(c)	194,329
16,963	LGI Homes, Inc.(b)(c)	475,473
48,060	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,498,991
18,443	Lifetime Brands, Inc.	283,469
30,596	Lions Gate Entertainment Corp.	1,192,326
17,460	Lithia Motors, Inc., Class A	2,049,629
18,188	Loral Space & Communications, Inc.(b)	813,185
21,832	Lululemon Athletica, Inc.(b)(c)	1,073,479
12,772	Lumber Liquidators Holdings, Inc.(b)	176,509
33,978	M/I Homes, Inc.(b)	779,795
8,996	Madison Square Garden Co. (The), Class A(b)	1,605,786
26,721	Marcus Corp. (The)	552,857
17,287	MarineMax, Inc.(b)	273,135
16,673	Marriott Vacations Worldwide Corp.	1,073,741
7,341	Mattress Firm Holding Corp.(b)(c)	312,506
254,736	McClatchy Co. (The), Class A(b)	354,083
54,096	MDC Holdings, Inc.	1,405,955
35,582	Media General, Inc.(b)(c)	528,748
35,749	Meredith Corp.	1,680,918
31,644	Meritage Homes Corp.(b)	1,115,767
22,916	Michaels Cos., Inc. (The)(b)	535,776
91,896	Modine Manufacturing Co.(b)	769,170
13,868	Monro Muffler Brake, Inc.	1,028,590
12,447	Motorcar Parts of America, Inc.(b)	418,966
20,197	Movado Group, Inc.	519,871
26,988	MSG Networks, Inc., Class A(b)	553,794
13,399	NACCO Industries, Inc., Class A	600,677
94,174	National CineMedia, Inc.	1,337,271
26,476	New Media Investment Group, Inc.	426,264
106,301	New York & Co., Inc.(b)	278,509
103,275	New York Times Co. (The), Class A	1,371,492
8,763	Nexstar Broadcasting Group, Inc., Class A	466,454
10,115	Noodles & Co., Class A(b)(c)	149,399
46,202	Norwegian Cruise Line Holdings Ltd.(b)	2,939,371
28,505	Nutrisystem, Inc.	659,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
19,545	Overstock.com, Inc.(b)	$306,075
15,055	Oxford Industries, Inc.	1,096,305
155,740	Pacific Sunwear of California, Inc.(b)	41,707
11,471	Papa John’s International, Inc.	804,920
55,382	Penn National Gaming, Inc.(b)	989,123
159,277	Pep Boys-Manny, Moe & Jack (The)(b)	2,395,526
31,572	Perry Ellis International, Inc.(b)	677,851
18,239	PetMed Express, Inc.(c)	306,780
120,949	Pier 1 Imports, Inc.(c)	897,442
57,691	Pinnacle Entertainment, Inc.(b)	2,019,762
23,141	Pool Corp.	1,886,917
3,829	Popeyes Louisiana Kitchen, Inc.(b)	216,109
18,998	RCI Hospitality Holdings, Inc.(b)	188,840
25,832	Reading International, Inc., Class A(b)	400,396
9,970	Red Robin Gourmet Burgers, Inc.(b)	746,653
110,387	Regis Corp.(b)	1,823,593
9,440	Restoration Hardware Holdings, Inc.(b)	973,170
212,961	Ruby Tuesday, Inc.(b)	1,113,786
19,977	Ruth’s Hospitality Group, Inc.	309,843
47,333	Scholastic Corp.	1,934,500
72,630	Scientific Games Corp., Class A(b)(c)	805,467
60,245	Sears Hometown and Outlet Stores, Inc.(b)	484,370
29,062	Select Comfort Corp.(b)	616,114
16,095	ServiceMaster Global Holdings, Inc.(b)	573,787
19,863	Shoe Carnival, Inc.	446,322
25,003	Shutterfly, Inc.(b)	1,042,875
53,355	Sinclair Broadcast Group, Inc., Class A(c)	1,601,184
30,507	Sizmek, Inc.(b)	180,906
67,676	Skechers U.S.A., Inc., Class A(b)	2,111,491
55,155	Smith & Wesson Holding Corp.(b)	985,068
29,786	SodaStream International Ltd. (Israel)(b)(c)	446,194
23,982	Sonic Corp.	684,446
35,624	Sotheby’s	1,234,372
39,011	Spartan Motors, Inc.	161,115
19,816	Speedway Motorsports, Inc.	366,002
52,236	Stage Stores, Inc.	508,256
19,323	Standard Motor Products, Inc.	855,043
15,579	Starz, Class A(b)	522,052
66,919	Stein Mart, Inc.	592,902
16,974	Steiner Leisure Ltd. (Bahamas)(b)	1,075,473
47,663	Steven Madden Ltd.(b)	1,661,056
52,811	Stoneridge, Inc.(b)	670,172
3,147	Strattec Security Corp.	188,254
19,374	Strayer Education, Inc.(b)	1,025,272
24,506	Sturm Ruger & Co., Inc.	1,395,372
42,098	Superior Industries International, Inc.	828,489
41,488	Taylor Morrison Home Corp., Class A(b)	764,624
33,706	Tempur Sealy International, Inc.(b)	2,623,675
2,909	Tesla Motors, Inc.(b)(c)	601,959
29,998	Texas Roadhouse, Inc.	1,030,431
37,830	Thor Industries, Inc.	2,045,846
14,989	Tilly’s, Inc., Class A(b)	109,270
52,782	Tower International, Inc.(b)	1,449,922
64,018	Town Sports International Holdings, Inc.(b)	186,292
20,100	Townsquare Media, Inc., Class A(b)(c)	220,296
43,616	Travelport Worldwide Ltd.(b)	590,997

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
19,477	TRI Pointe Homes, Inc.(b)	$252,811
16,123	TripAdvisor, Inc., Class A(b)	1,350,785
23,901	Tuesday Morning Corp.(b)	129,304
27,893	Tumi Holdings, Inc.(b)	447,125
16,094	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,799,712
25,860	Under Armour, Inc., Class A(b)	2,458,769
20,247	Unifi, Inc.(b)	619,356
9,815	Universal Electronics, Inc.(b)	466,900
36,188	Universal Technical Institute, Inc.	153,799
19,143	Vail Resorts, Inc.	2,185,556
18,906	Vera Bradley, Inc.(b)	236,514
8,460	Vince Holding Corp.(b)	38,493
23,662	Vitamin Shoppe, Inc.(b)	678,863
85,968	VOXX International Corp., Class A(b)	443,595
72,734	Weight Watchers International, Inc.(b)(c)	1,118,649
27,079	West Marine, Inc.(b)	275,664
7,815	Weyco Group, Inc.	221,868
17,625	William Lyon Homes, Class A(b)	376,117
17,457	Winnebago Industries, Inc.(c)	366,422
66,005	Wolverine World Wide, Inc.	1,225,713
40,350	World Wrestling Entertainment, Inc., Class A(c)	719,440
27,055	Zagg, Inc.(b)	229,426
15,165	Zumiez, Inc.(b)	265,084

		195,089,173

	Consumer Staples—4.0%
87,786	Adecoagro SA (Luxembourg)(b)	929,654
53,272	B&G Foods, Inc.	1,933,241
1,696	Boston Beer Co., Inc. (The), Class A(b)	372,425
41,459	Boulder Brands, Inc.(b)(c)	367,327
11,389	Calavo Growers, Inc.	585,508
21,851	Cal-Maine Foods, Inc.(c)	1,168,154
127,692	Central Garden & Pet Co., Class A(b)	2,155,441
14,356	Chefs’ Warehouse, Inc. (The)(b)(c)	217,493
5,052	Coca-Cola Bottling Co. Consolidated	1,067,033
45,746	Coty, Inc., Class A(c)	1,324,347
17,158	Diamond Foods, Inc.(b)	679,800
76,625	Elizabeth Arden, Inc.(b)(c)	960,877
33,085	Fairway Group Holdings Corp., Class A(b)(c)	38,379
59,818	Fresh Del Monte Produce, Inc.	2,729,495
23,910	Fresh Market, Inc. (The)(b)(c)	595,837
33,126	Hain Celestial Group, Inc. (The)(b)	1,651,331
160,325	HRG Group, Inc.(b)	2,156,371
16,737	Ingles Markets, Inc., Class A	835,846
15,025	Inter Parfums, Inc.	414,990
17,582	Inventure Foods, Inc.(b)	152,260
7,801	J & J Snack Foods Corp.	957,885
11,201	John B. Sanfilippo & Son, Inc.	724,929
17,998	Lancaster Colony Corp.	2,046,733
31,282	Landec Corp.(b)	384,769
10,547	Medifast, Inc.(b)	295,000
15,750	National Beverage Corp.(b)	592,830
14,523	Nature’s Sunshine Products, Inc.	172,098
11,159	Nutraceutical International Corp.(b)	273,395
6,221	Oil-Dri Corp. of America	195,215
42,136	Omega Protein Corp.(b)	766,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
7,300	Orchids Paper Products Co.	$213,963
57,593	Pilgrim’s Pride Corp.(c)	1,093,691
36,032	Post Holdings, Inc., Class A(b)	2,315,777
13,001	PriceSmart, Inc.	1,117,826
11,437	Revlon, Inc., Class A(b)	358,779
251,101	Roundy’s, Inc.(b)(c)	539,867
20,204	Sanderson Farms, Inc.(c)	1,404,380
277	Seaboard Corp.(b)	932,936
16,658	Seneca Foods Corp., Class A(b)	486,080
31,598	Smart & Final Stores, Inc.(b)	465,754
51,861	Snyder’s-Lance, Inc.	1,843,140
60,241	SpartanNash Co.	1,680,724
14,150	Spectrum Brands Holdings, Inc.	1,356,277
30,137	Sprouts Farmers Market, Inc.(b)	614,192
14,751	Tootsie Roll Industries, Inc., Class A(c)	468,197
3,531	USANA Health Sciences, Inc.(b)	454,087
79,674	Vector Group Ltd.(c)	1,932,094
12,348	Village Super Market, Inc., Class A	309,441
7,148	WD-40 Co.	683,206
17,304	Weis Markets, Inc.	711,887

		45,727,836

	Energy—5.2%
61,326	Abraxas Petroleum Corp.(b)	97,508
4,111	Adams Resources & Energy, Inc.	182,775
118,274	Aegean Marine Petroleum Network, Inc. (Greece)(c)	922,537
98,803	Alon USA Energy, Inc.	1,654,950
22,095	Antero Resources Corp.(b)(c)	520,779
93,379	Approach Resources, Inc.(b)(c)	220,374
174,535	Basic Energy Services, Inc.(b)(c)	647,525
21,869	Bonanza Creek Energy, Inc.(b)	124,435
37,357	Bristow Group, Inc.	1,297,409
101,215	C&J Energy Services Ltd.(b)(c)	505,063
67,481	Callon Petroleum Co.(b)	585,735
34,270	CARBO Ceramics, Inc.(c)	600,410
24,198	Carrizo Oil & Gas, Inc.(b)	910,571
158,604	CHC Group Ltd. (Canada)(b)	51,150
4,608	Cheniere Energy, Inc.(b)	228,188
8,469	Clayton Williams Energy, Inc.(b)	504,498
85,549	Clean Energy Fuels Corp.(b)(c)	483,352
163,755	Cobalt International Energy, Inc.(b)	1,256,001
197,129	Comstock Resources, Inc.(c)	453,397
22,725	Contango Oil & Gas Co.(b)	173,846
38,166	Continental Resources, Inc.(b)	1,294,209
17,212	Core Laboratories NV(c)	2,002,272
40,859	CVR Energy, Inc.(c)	1,816,591
61,866	DHT Holdings, Inc.	486,267
8,807	Diamondback Energy, Inc.(b)	650,309
25,130	Dril-Quip, Inc.(b)	1,547,003
11,401	Emerald Oil, Inc.(b)(c)	23,258
84,244	EP Energy Corp., Class A(b)(c)	464,184
31,007	Era Group, Inc.(b)	431,307
403,776	EXCO Resources, Inc.(b)(c)	452,229
79,429	Forum Energy Technologies, Inc.(b)	1,052,434
23,248	Frank’s International NV(b)	398,936
452,631	Frontline Ltd. (Norway)(b)(c)	1,430,314

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
16,217	GasLog Ltd. (Monaco)(c)	$187,631
28,554	Geospace Technologies Corp.(b)	438,589
92,630	Goodrich Petroleum Corp.(b)(c)	55,578
65,290	Green Plains, Inc.	1,339,098
22,519	Gulf Island Fabrication, Inc.	227,667
5,792	Gulfmark Offshore, Inc., Class A(c)	36,142
44,442	Gulfport Energy Corp.(b)	1,354,148
467,727	Halcon Resources Corp.(b)(c)	327,923
101,696	Hornbeck Offshore Services, Inc.(b)(c)	1,373,913
21,921	InterOil Corp. (Singapore)(b)(c)	838,698
319,271	ION Geophysical Corp.(b)	118,130
68,000	Kosmos Energy Ltd.(b)	463,760
83,070	Laredo Petroleum, Inc.(b)(c)	953,644
21,030	Matador Resources Co.(b)	540,681
38,629	Matrix Service Co.(b)	876,878
12,608	Memorial Resource Development Corp.(b)	223,036
47,914	Mitcham Industries, Inc.(b)	212,738
16,166	Natural Gas Services Group, Inc.(b)	364,058
135,459	Newpark Resources, Inc.(b)	766,698
121,120	Nordic American Tankers Ltd.(c)	1,850,714
171,004	North Atlantic Drilling Ltd. (Norway)(b)(c)	141,164
102,035	Northern Oil and Gas, Inc.(b)(c)	514,256
106,427	Nuverra Environmental Solutions, Inc.(b)(c)	180,926
126,046	Oasis Petroleum, Inc.(b)(c)	1,465,915
198,339	Ocean Rig UDW, Inc. (Cyprus)(c)	424,445
224,884	Pacific Drilling SA(b)(c)	359,814
43,513	Pacific Ethanol, Inc.(b)(c)	261,513
8,910	Panhandle Oil and Gas, Inc., Class A	163,766
424,431	Parker Drilling Co.(b)	1,213,873
29,475	PDC Energy, Inc.(b)	1,778,522
118,718	Penn Virginia Corp.(b)(c)	73,475
108,533	PetroQuest Energy, Inc.(b)	121,557
16,160	PHI, Inc.(b)	307,686
243,638	Pioneer Energy Services Corp.(b)	562,804
107,837	Renewable Energy Group, Inc.(b)	850,834
593,632	Resolute Energy Corp.(b)(c)	279,007
7,084	REX American Resources Corp.(b)	388,982
95,084	Rex Energy Corp.(b)(c)	214,890
50,948	Rice Energy, Inc.(b)	777,467
74,599	RPC, Inc.(c)	822,827
11,791	RSP Permian, Inc.(b)	323,309
56,804	Sanchez Energy Corp.(b)(c)	337,984
121,351	Scorpio Tankers, Inc. (Monaco)	1,106,721
19,175	SemGroup Corp., Class A	873,421
110,214	Ship Finance International Ltd. (Norway)(c)	1,883,557
73,410	StealthGas, Inc. (Greece)(b)(c)	309,790
650,328	Swift Energy Co.(b)(c)	388,116
116,751	Teekay Tankers Ltd., Class A (Bermuda)	891,978
86,800	Tesco Corp.	694,400
269,564	TETRA Technologies, Inc.(b)	1,816,861
81,223	Triangle Petroleum Corp.(b)(c)	97,468
159,859	Tsakos Energy Navigation Ltd. (Greece)	1,433,935
34,998	Ultra Petroleum Corp.(b)(c)	191,789
28,443	US Silica Holdings, Inc.(c)	513,681
108,335	VAALCO Energy, Inc.(b)	199,336
35,228	Voc Energy Trust(c)	140,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
167,230	W&T Offshore, Inc.(c)	$545,170
307,402	Warren Resources, Inc.(b)(c)	138,638
17,129	Westmoreland Coal Co.(b)(c)	122,644
162,471	Willbros Group, Inc.(b)	324,942

		59,257,563

	Financials—24.4%
20,214	1st Source Corp.	641,997
30,160	Acadia Realty Trust REIT	991,962
45,796	AG Mortgage Investment Trust, Inc. REIT	696,557
11,976	Agree Realty Corp. REIT	387,783
22,551	Alexander & Baldwin, Inc.	851,075
1,407	Alexander’s, Inc. REIT	555,610
20,083	Altisource Portfolio Solutions SA(b)	538,425
38,331	Altisource Residential Corp. REIT	551,583
22,572	American Assets Trust, Inc. REIT	951,636
71,249	American Capital Mortgage Investment Corp. REIT	1,033,823
115,002	American Homes 4 Rent, Class A REIT	1,897,533
10,057	American National Bankshares, Inc.	253,436
11,029	American National Insurance Co.	1,139,075
17,202	American Residential Properties, Inc. REIT	285,037
14,624	Ameris Bancorp	460,656
12,029	AMERISAFE, Inc.	658,347
17,991	AmTrust Financial Services, Inc.(c)	1,227,346
364,663	Anworth Mortgage Asset Corp. REIT	1,739,443
45,485	Apollo Commercial Real Estate Finance, Inc. REIT	755,506
48,373	Apollo Residential Mortgage, Inc. REIT	622,561
31,836	Ares Commercial Real Estate Corp. REIT	392,856
44,267	Argo Group International Holdings Ltd.	2,767,573
23,288	Arlington Asset Investment Corp., Class A(c)	322,539
20,484	Armada Hoffler Properties, Inc. REIT	219,998
57,979	ARMOUR Residential REIT, Inc. REIT	1,189,729
14,080	Arrow Financial Corp.	388,608
78,940	Ashford Hospitality Trust, Inc. REIT	543,107
147,873	Astoria Financial Corp.	2,360,053
9,677	Baldwin & Lyons, Inc., Class B	224,797
25,737	Banc of California, Inc.	335,610
7,609	BancFirst Corp.	468,943
33,197	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	897,315
57,808	Bancorp, Inc. (The)(b)	416,218
90,611	BancorpSouth, Inc.	2,258,932
44,126	Bank Mutual Corp.	319,472
4,912	Bank of Marin Bancorp	261,220
26,155	Bank of the Ozarks, Inc.	1,308,273
13,088	Banner Corp.	642,228
63,708	BBCN Bancorp, Inc.	1,069,657
68,813	Beneficial Bancorp, Inc.(b)	954,436
28,989	Berkshire Hills Bancorp, Inc.	829,085
139,595	BGC Partners, Inc., Class A	1,207,497
27,531	Blackstone Mortgage Trust, Inc., Class A REIT	757,653
19,662	BNC Bancorp	441,412
4,342	BofI Holding, Inc.(b)(c)	347,403

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
26,911	BOK Financial Corp.	$1,807,881
64,396	Boston Private Financial Holdings, Inc.	737,978
10,248	Bridge Bancorp, Inc.	294,220
101,325	Brookline Bancorp, Inc.	1,150,039
11,757	Bryn Mawr Bank Corp.	342,481
6,013	C&F Financial Corp.	228,494
50,919	Calamos Asset Management, Inc., Class A	478,129
7,602	Camden National Corp.	297,162
87,346	Campus Crest Communities, Inc. REIT	579,104
10,033	Capital Bank Financial Corp., Class A	324,066
191,683	Capstead Mortgage Corp. REIT	1,849,741
22,661	Cardinal Financial Corp.	515,085
38,300	Cash America International, Inc.	1,322,499
17,358	CatchMark Timber Trust, Inc., Class A REIT	190,070
51,825	Cathay General Bancorp	1,622,123
31,055	CBOE Holdings, Inc.	2,081,927
73,412	Cedar Realty Trust, Inc. REIT	513,150
25,433	Centerstate Banks, Inc.	370,813
12,035	Central Pacific Financial Corp.	269,103
205,112	Chambers Street Properties REIT	1,452,193
26,440	Charter Financial Corp.	346,364
11,341	Chatham Lodging Trust REIT	259,595
38,199	Chemical Financial Corp.	1,296,092
30,732	Chesapeake Lodging Trust REIT	846,359
14,664	Citizens & Northern Corp.	290,494
41,479	Citizens, Inc., Class A(b)(c)	348,424
17,130	City Holding Co.	819,328
17,453	Clifton Bancorp, Inc.	254,465
38,952	CNA Financial Corp.	1,424,085
12,216	CNB Financial Corp.	226,973
24,321	CoBiz Financial, Inc.	303,040
12,161	Cohen & Steers, Inc.	372,005
58,401	Colony Capital, Inc., Class A REIT	1,187,876
44,579	Columbia Banking System, Inc.	1,485,372
39,990	Community Bank System, Inc.	1,629,992
19,847	Community Trust Bancorp, Inc.	684,126
10,115	ConnectOne Bancorp, Inc.	180,553
39,315	Consumer Portfolio Services, Inc.(b)	213,087
32,891	CorEnergy Infrastructure Trust, Inc. REIT(c)	168,073
12,132	CoreSite Realty Corp. REIT	666,653
127,320	Cousins Properties, Inc. REIT	1,278,293
65,171	Cowen Group, Inc., Class A(b)	274,370
23,095	Crawford & Co., Class B	138,570
4,178	Credit Acceptance Corp.(b)(c)	790,018
60,775	CubeSmart REIT	1,690,761
21,741	Customers Bancorp, Inc.(b)	597,878
83,106	CVB Financial Corp.	1,450,200
18,174	CyrusOne, Inc. REIT	641,179
171,818	CYS Investments, Inc. REIT	1,326,435
2,381	Diamond Hill Investment Group, Inc.	476,319
42,580	Dime Community Bancshares, Inc.	738,763
45,794	DuPont Fabros Technology, Inc. REIT	1,469,529
98,004	Dynex Capital, Inc. REIT(c)	649,767
12,821	Eagle Bancorp, Inc.(b)	610,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
22,895	EastGroup Properties, Inc. REIT	$1,285,783
27,047	Education Realty Trust, Inc. REIT	971,258
28,319	eHealth, Inc.(b)	338,412
26,704	Empire State Realty Trust, Inc., Class A REIT	475,865
37,895	Employers Holdings, Inc.	1,003,081
25,450	Encore Capital Group, Inc.(b)(c)	1,035,815
23,678	Enova International, Inc.(b)	307,814
9,522	Enstar Group Ltd. (Bermuda)(b)	1,502,572
18,235	Enterprise Financial Services Corp.	517,145
31,506	Equity Lifestyle Properties, Inc. REIT	1,905,483
46,338	Equity One, Inc. REIT	1,231,664
15,872	Essent Group Ltd.(b)	382,515
81,488	EverBank Financial Corp.	1,406,483
17,018	Evercore Partners, Inc., Class A	918,972
164,348	EZCORP, Inc., Class A(b)	1,094,558
11,500	FactSet Research Systems, Inc.	2,013,880
14,414	FBL Financial Group, Inc., Class A	906,641
11,174	FBR & Co.	221,022
13,612	Federal Agricultural Mortgage Corp., Class C	399,648
41,742	FelCor Lodging Trust, Inc. REIT	336,023
29,006	Fidelity & Guaranty Life	774,460
16,012	Fidelity Southern Corp.	335,451
7,887	Financial Engines, Inc.(c)	253,646
14,701	Financial Institutions, Inc.	383,990
149,762	First BanCorp(b)	567,598
20,198	First Bancorp/Southern Pines NC	374,269
26,152	First Busey Corp.	545,792
20,351	First Cash Financial Services, Inc.(b)	776,391
6,176	First Citizens BancShares, Inc., Class A	1,581,921
107,710	First Commonwealth Financial Corp.	989,855
19,354	First Community Bancshares, Inc.	372,177
13,501	First Connecticut Bancorp, Inc.	234,647
11,064	First Defiance Financial Corp.	423,751
101,291	First Financial Bancorp	1,952,890
40,859	First Financial Bankshares, Inc.(c)	1,358,970
14,194	First Financial Corp.	486,428
47,929	First Industrial Realty Trust, Inc. REIT	1,039,101
23,829	First Interstate BancSystem, Inc., Class A	675,790
29,319	First Merchants Corp.	769,037
69,761	First Midwest Bancorp, Inc.	1,243,141
10,128	First of Long Island Corp. (The)	281,255
86,918	First Potomac Realty Trust REIT	1,024,763
44,419	Flagstar Bancorp, Inc.(b)	987,879
38,328	Flushing Financial Corp.	806,421
60,859	Forest City Enterprises, Inc., Class A(b)	1,344,984
63,657	Forestar Group, Inc.(b)	900,747
109,320	Franklin Street Properties Corp. REIT	1,139,114
41,282	FXCM, Inc., Class A(c)	357,502
29,961	Gain Capital Holdings, Inc.	223,209
3,238	GAMCO Investors, Inc., Class A	186,768
12,760	Gaming and Leisure Properties, Inc. REIT	372,209
10,653	German American Bancorp, Inc.	333,758
34,316	Getty Realty Corp. REIT	579,254
69,911	Glacier Bancorp, Inc.	1,912,765

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
22,538	Gladstone Commercial Corp. REIT	$360,833
9,563	Global Indemnity PLC, Class A(b)	271,685
70,416	Government Properties Income Trust REIT	1,146,372
8,865	Gramercy Property Trust, Inc. REIT	201,058
12,866	Great Southern Bancorp, Inc.	621,814
38,970	Green Dot Corp., Class A(b)	722,504
32,313	Greenhill & Co., Inc.	834,322
39,732	Greenlight Capital Re Ltd., Class A(b)	872,515
17,322	Hallmark Financial Services, Inc.(b)	225,013
22,495	Hanmi Financial Corp.	573,623
7,195	HCI Group, Inc.	313,774
82,945	Healthcare Trust of America, Inc., Class A REIT	2,182,283
20,055	Heritage Financial Corp.	369,413
38,852	Hersha Hospitality Trust REIT	932,837
12,844	HFF, Inc., Class A	443,375
54,585	Hilltop Holdings, Inc.(b)	1,144,647
25,944	Home BancShares, Inc.	1,113,516
11,981	HomeStreet, Inc.(b)	250,762
26,084	HomeTrust Bancshares, Inc.(b)	494,031
56,787	Horace Mann Educators Corp.	1,944,387
9,755	Horizon Bancorp	254,606
13,689	Howard Hughes Corp. (The)(b)	1,691,687
22,691	Hudson Pacific Properties, Inc. REIT	648,282
27,204	IBERIABANK Corp.	1,649,379
16,716	Independent Bank Corp.	242,048
20,056	Independent Bank Corp./MA	937,417
16,977	Infinity Property & Casualty Corp.	1,366,988
100,808	Inland Real Estate Corp. REIT	892,151
12,795	Interactive Brokers Group, Inc., Class A	526,386
73,253	International Bancshares Corp.	1,974,168
17,715	INTL FCStone, Inc.(b)	566,703
28,031	Investment Technology Group, Inc.	448,776
124,335	Investors Bancorp, Inc.	1,555,431
173,805	Investors Real Estate Trust REIT(c)	1,411,297
50,985	iStar, Inc. REIT(b)	659,746
114,893	Janus Capital Group, Inc.	1,784,288
31,513	JG Wentworth Co. (The), Class A(b)(c)	161,347
4,008	Kansas City Life Insurance Co.	196,512
93,396	KCG Holdings, Inc., Class A(b)	1,166,516
17,975	Kennedy-Wilson Holdings, Inc.	440,747
27,683	Kite Realty Group Trust REIT	731,108
52,482	Ladenburg Thalmann Financial Services, Inc.(b)(c)	133,304
40,360	Lakeland Bancorp, Inc.	469,387
13,676	Lakeland Financial Corp.	614,463
28,488	LegacyTexas Financial Group, Inc.	817,606
19,992	LTC Properties, Inc. REIT	856,657
89,555	Maiden Holdings Ltd.	1,392,580
19,732	MainSource Financial Group, Inc.	427,000
8,613	MarketAxess Holdings, Inc.	872,583
40,796	Markit Ltd.(b)	1,244,278
10,287	Marlin Business Services Corp.	181,668
44,236	MB Financial, Inc.	1,426,169
121,274	Medical Properties Trust, Inc. REIT	1,370,396
10,165	Mercantile Bank Corp.	224,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
6,344	Meta Financial Group, Inc.	$273,300
12,144	Metro Bancorp, Inc.	376,221
152,071	MGIC Investment Corp.(b)	1,429,467
37,746	Monmouth Real Estate Investment Corp. REIT(c)	392,936
8,044	Morningstar, Inc.	660,493
90,616	Nam Tai Property, Inc. (China)(b)	533,728
6,116	National Bankshares, Inc.(c)	199,687
12,981	National Health Investors, Inc. REIT	762,504
11,133	National Interstate Corp.	319,517
114,269	National Penn Bancshares, Inc.	1,375,799
2,293	National Western Life Group, Inc., Class A	591,571
10,386	Nationstar Mortgage Holdings, Inc.(b)(c)	137,822
15,502	Navigators Group, Inc. (The)(b)	1,323,096
57,039	NBT Bancorp, Inc.	1,603,366
20,857	Nelnet, Inc., Class A	746,263
104,381	New York Mortgage Trust, Inc. REIT(c)	592,884
112,424	New York REIT, Inc. REIT	1,281,634
27,988	NewBridge Bancorp, Class A	316,544
56,508	Newcastle Investment Corp. REIT	278,019
21,146	Nicholas Financial, Inc.(b)	280,819
50,445	Northfield Bancorp, Inc.	772,817
10,317	Northrim Bancorp, Inc.	284,956
155,862	Northwest Bancshares, Inc.	2,097,903
13,213	OceanFirst Financial Corp.	243,912
44,957	OFG Bancorp(c)	414,054
113,309	Old National Bancorp	1,586,326
14,708	One Liberty Properties, Inc. REIT	346,520
41,218	OneBeacon Insurance Group Ltd., Class A	593,127
18,787	Oppenheimer Holdings, Inc., Class A	344,741
53,228	Oritani Financial Corp.	847,390
16,647	Pacific Continental Corp.	238,718
14,772	Pacific Premier Bancorp, Inc.(b)	315,382
25,699	PacWest Bancorp	1,157,483
14,789	Park National Corp.	1,341,658
30,398	Park Sterling Corp.	220,386
46,209	Parkway Properties, Inc. REIT	773,077
11,013	Peapack-Gladstone Financial Corp.	249,004
25,377	Pebblebrook Hotel Trust REIT	867,386
5,759	Penns Woods Bancorp, Inc.	256,563
61,053	Pennsylvania Real Estate Investment Trust REIT	1,372,471
14,542	Peoples Bancorp, Inc.	278,625
17,783	Phoenix Cos., Inc. (The)(b)	611,380
11,926	Physicians Realty Trust REIT	190,577
28,633	PICO Holdings, Inc.(b)	276,595
18,094	Pinnacle Financial Partners, Inc.	952,106
19,014	Piper Jaffray Cos.(b)	676,328
30,423	Post Properties, Inc. REIT	1,817,470
39,263	Potlatch Corp. REIT	1,226,576
27,477	PRA Group, Inc.(b)	1,505,740
45,771	PrivateBancorp, Inc.	1,914,601
73,526	Provident Financial Services, Inc.	1,494,048
14,640	PS Business Parks, Inc. REIT	1,255,966
5,866	QTS Realty Trust, Inc., Class A REIT	252,297
65,526	Radian Group, Inc.	948,161

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
103,540	RAIT Financial Trust REIT	$502,169
52,858	Ramco-Gershenson Properties Trust REIT	888,014
13,759	RE/MAX Holdings, Inc., Class A	518,302
101,020	Redwood Trust, Inc. REIT	1,341,546
23,289	Regional Management Corp.(b)	379,844
33,107	Renasant Corp.	1,146,495
11,671	Republic Bancorp, Inc., Class A	296,794
22,330	Resource America, Inc., Class A	171,718
62,844	Resource Capital Corp. REIT(c)	806,917
43,311	Retail Opportunity Investments Corp. REIT	785,228
14,222	Rexford Industrial Realty, Inc. REIT	215,463
23,947	Rouse Properties, Inc. REIT(c)	421,228
29,266	S&T Bancorp, Inc.	933,000
39,547	Sabra Health Care REIT, Inc. REIT	896,926
13,321	Safeguard Scientifics, Inc.(b)	236,448
22,613	Safety Insurance Group, Inc.	1,310,423
25,288	Sandy Spring Bancorp, Inc.	695,420
10,042	Saul Centers, Inc. REIT	563,055
49,408	SEI Investments Co.	2,560,323
38,364	Select Income REIT	774,953
77,264	Selective Insurance Group, Inc.	2,819,363
11,131	Sierra Bancorp	180,434
25,028	Silver Bay Realty Trust Corp. REIT	405,454
15,240	Simmons First National Corp., Class A	785,470
16,300	South State Corp.	1,263,250
22,549	Southside Bancshares, Inc.	606,568
19,112	Southwest Bancorp, Inc.	323,184
17,092	Sovran Self Storage, Inc. REIT	1,706,978
21,739	Springleaf Holdings, Inc.(b)	1,019,776
28,910	St. Joe Co. (The)(b)(c)	572,996
23,968	STAG Industrial, Inc., Class A REIT	491,823
32,172	Starwood Waypoint Residential Trust REIT	791,431
20,366	State Auto Financial Corp.	485,729
22,405	State Bank Financial Corp.	479,467
41,469	Sterling Bancorp	638,208
35,120	Stewart Information Services Corp.	1,410,770
11,898	Stock Yards Bancorp, Inc.	448,317
6,763	Stonegate Bank	211,073
57,820	Strategic Hotels & Resorts, Inc. REIT(b)	815,262
11,201	Suffolk Bancorp	334,798
59,225	Summit Hotel Properties, Inc. REIT	774,663
18,963	Sun Communities, Inc. REIT	1,270,900
95,881	Sunstone Hotel Investors, Inc. REIT	1,386,439
15,985	Talmer Bancorp, Inc., Class A	268,868
56,420	Tanger Factory Outlet Centers, Inc. REIT	1,971,879
8,454	Tejon Ranch Co.(b)	190,469
12,428	Territorial Bancorp, Inc.	346,493
35,115	Texas Capital Bancshares, Inc.(b)	1,938,348
48,097	TFS Financial Corp.	844,583
28,961	Third Point Reinsurance Ltd.(b)	395,897
10,450	Tompkins Financial Corp.	567,226
23,269	TowneBank	499,353
19,357	TriCo Bancshares	510,251
116,628	TrustCo Bank Corp. NY	726,592
98,780	Trustmark Corp.	2,373,683
36,240	UMB Financial Corp.	1,778,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
25,381	UMH Properties, Inc. REIT	$251,018
133,344	Umpqua Holdings Corp.	2,226,845
29,696	Union Bankshares Corp.	743,885
47,121	United Bankshares, Inc.	1,863,636
36,050	United Community Banks, Inc.	726,768
52,398	United Community Financial Corp.	287,141
32,598	United Financial Bancorp, Inc.	423,122
31,768	United Fire Group, Inc.	1,181,452
7,103	Universal Health Realty Income Trust REIT	352,948
17,720	Universal Insurance Holdings, Inc.	559,066
23,724	Univest Corp. of Pennsylvania	467,126
23,701	Urstadt Biddle Properties, Inc., Class A REIT	476,390
118,946	VEREIT, Inc. REIT	982,494
3,897	Virtus Investment Partners, Inc.	456,105
29,328	Walker & Dunlop, Inc.(b)	850,805
97,518	Walter Investment Management Corp.(b)(c)	1,166,315
73,797	Washington REIT	1,993,257
14,351	Washington Trust Bancorp, Inc.	556,819
26,829	Waterstone Financial, Inc.	357,362
32,833	WesBanco, Inc.	1,071,997
30,900	Westamerica Bancorp.	1,366,089
33,281	Western Alliance Bancorp(b)	1,189,796
80,485	Western Asset Mortgage Capital Corp. REIT(c)	919,139
4,671	Westwood Holdings Group, Inc.	271,385
21,748	Whitestone REIT	268,805
53,153	Wilshire Bancorp, Inc.	568,206
32,570	Winthrop Realty Trust REIT	471,939
46,319	Wintrust Financial Corp.	2,338,646
13,251	World Acceptance Corp.(b)(c)	505,261
17,854	WSFS Financial Corp.	567,222

		280,664,799

	Health Care—7.7%
5,222	Abaxis, Inc.	262,197
3,259	Abiomed, Inc.(b)	240,058
8,769	Acadia Healthcare Co., Inc.(b)	538,504
22,924	Accuray, Inc.(b)	153,591
20,948	Aceto Corp.	631,792
13,217	Acorda Therapeutics, Inc.(b)	476,341
30,724	Affymetrix, Inc.(b)	282,661
23,131	Air Methods Corp.(b)	946,752
6,877	Akorn, Inc.(b)	183,891
12,182	Albany Molecular Research, Inc.(b)(c)	219,763
14,216	Align Technology, Inc.(b)	930,579
15,118	Alkermes PLC(b)	1,087,287
11,796	Alliance HealthCare Services, Inc.(b)	99,794
12,111	Almost Family, Inc.(b)	501,153
1,947	Alnylam Pharmaceuticals, Inc.(b)	167,345
37,798	Amedisys, Inc.(b)	1,496,045
27,255	AMN Healthcare Services, Inc.(b)	773,224
35,369	AmSurg Corp.(b)	2,479,013
7,913	Analogic Corp.	693,337
27,044	AngioDynamics, Inc.(b)	340,214
4,014	Anika Therapeutics, Inc.(b)	154,619
24,054	ARIAD Pharmaceuticals, Inc.(b)	164,529

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
5,033	athenahealth, Inc.(b)	$767,281
1,050	Atrion Corp.	387,450
11,307	BioMarin Pharmaceutical, Inc.(b)	1,323,371
149,037	BioScrip, Inc.(b)(c)	293,603
14,329	Bio-Techne Corp.	1,263,818
76,552	Bruker Corp.(b)	1,406,260
12,953	Cambrex Corp.(b)	595,449
8,031	Cantel Medical Corp.	476,078
16,550	Capital Senior Living Corp.(b)	374,361
17,649	Catalent, Inc.(b)	469,110
10,535	Celldex Therapeutics, Inc.(b)	127,052
6,725	Cepheid, Inc.(b)	224,615
22,228	Charles River Laboratories International, Inc.(b)	1,450,155
10,657	Chemed Corp.	1,676,240
17,178	Civitas Solutions, Inc.(b)	441,990
3,697	Clovis Oncology, Inc.(b)	369,367
9,825	Computer Programs & Systems, Inc.(c)	373,448
19,222	CONMED Corp.	779,644
9,704	CorVel Corp.(b)	322,173
32,727	Cross Country Healthcare, Inc.(b)	441,815
19,139	CryoLife, Inc.	201,725
11,434	Cynosure, Inc., Class A(b)	430,376
14,214	Emergent Biosolutions, Inc.(b)	456,980
8,882	Ensign Group, Inc. (The)	374,465
9,063	Exactech, Inc.(b)	154,343
13,567	ExamWorks Group, Inc.(b)	383,132
122,212	Five Star Quality Care, Inc.(b)	399,633
46,541	Genesis Healthcare, Inc., Class A(b)	230,843
26,658	Globus Medical, Inc., Class A(b)	595,806
19,980	Greatbatch, Inc.(b)	1,067,931
35,634	Haemonetics Corp.(b)	1,203,717
58,792	Hanger, Inc.(b)	847,781
34,650	Healthways, Inc.(b)	407,831
2,133	HeartWare International, Inc.(b)	92,124
35,212	Hill-Rom Holdings, Inc.	1,855,320
51,457	HMS Holdings Corp.(b)	541,842
28,385	ICON PLC(b)	1,812,950
7,873	ICU Medical, Inc.(b)	865,794
25,675	IDEXX Laboratories, Inc.(b)	1,761,819
37,161	Impax Laboratories, Inc.(b)	1,286,885
71,993	IMS Health Holdings, Inc.(b)	1,959,649
8,522	Infinity Pharmaceuticals, Inc.(b)	88,203
6,051	Insulet Corp.(b)	180,925
17,816	Integra LifeSciences Holdings Corp.(b)	1,061,299
63,819	Invacare Corp.	1,102,792
16,616	IPC Healthcare, Inc.(b)	1,304,356
5,440	Isis Pharmaceuticals, Inc.(b)	261,936
9,971	Jazz Pharmaceuticals PLC(b)	1,368,819
13,477	Landauer, Inc.	532,207
16,435	LHC Group, Inc.(b)	740,643
8,998	LivaNova PLC (Italy)(b)	596,387
23,095	Luminex Corp.(b)	420,329
34,461	Masimo Corp.(b)	1,367,413
55,883	MedAssets, Inc.(b)	1,323,309
40,313	Medicines Co. (The)(b)	1,380,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
7,146	Medidata Solutions, Inc.(b)	$307,278
39,775	Meridian Bioscience, Inc.	756,123
36,273	Merit Medical Systems, Inc.(b)	672,501
19,285	Momenta Pharmaceuticals, Inc.(b)	316,467
35,536	Myriad Genetics, Inc.(b)(c)	1,434,588
12,557	Natus Medical, Inc.(b)	571,720
9,482	Neogen Corp.(b)	512,502
19,974	NuVasive, Inc.(b)	941,974
14,819	NxStage Medical, Inc.(b)	247,626
15,104	Omnicell, Inc.(b)	410,829
29,106	OPKO Health, Inc.(b)(c)	275,052
23,120	OraSure Technologies, Inc.(b)	120,224
20,882	Orthofix International NV(b)	711,032
27,950	PAREXEL International Corp.(b)	1,764,204
70,729	PharMerica Corp.(b)	2,020,728
5,744	Portola Pharmaceuticals, Inc.(b)	273,472
10,489	Premier, Inc., Class A(b)	354,633
30,426	Prestige Brands Holdings, Inc.(b)	1,491,178
19,116	Providence Service Corp. (The)(b)	987,341
49,892	Quality Systems, Inc.	700,983
11,836	Quidel Corp.(b)	227,488
65,020	RadNet, Inc.(b)	429,782
5,174	Regeneron Pharmaceuticals, Inc.(b)	2,883,936
55,348	Rigel Pharmaceuticals, Inc.(b)	140,584
42,670	RTI Surgical, Inc.(b)	179,427
7,092	Sagent Pharmaceuticals, Inc.(b)	119,217
13,791	Sarepta Therapeutics, Inc.(b)(c)	331,811
24,298	SciClone Pharmaceuticals, Inc.(b)	185,151
5,825	SeaSpine Holdings Corp.(b)	87,841
6,424	Seattle Genetics, Inc.(b)	266,532
76,454	Select Medical Holdings Corp.	863,930
24,472	Sirona Dental Systems, Inc.(b)	2,670,629
7,400	Spectranetics Corp. (The)(b)	90,428
47,765	Spectrum Pharmaceuticals, Inc.(b)(c)	248,856
10,190	Surgical Care Affiliates, Inc.(b)	301,726
7,891	SurModics, Inc.(b)	168,315
20,568	Syneron Medical Ltd. (Israel)(b)	166,806
29,543	Team Health Holdings, Inc.(b)	1,762,831
108,175	Triple-S Management Corp., Class B(b)	2,227,323
63,561	Universal American Corp.	474,165
8,265	US Physical Therapy, Inc.	405,481
6,310	Vascular Solutions, Inc.(b)	202,677
13,476	Vertex Pharmaceuticals, Inc.(b)	1,680,996
35,488	West Pharmaceutical Services, Inc.	2,129,635
16,972	Wright Medical Group NV(b)	328,069

		88,489,941

	Industrials—16.3%
32,493	A.O. Smith Corp.	2,496,112
14,840	AAON, Inc.	303,775
63,670	AAR Corp.	1,444,672
203,971	ACCO Brands Corp.(b)	1,646,046
74,831	Accuride Corp.(b)	211,023
66,143	Actuant Corp., Class A	1,508,060
13,665	Acuity Brands, Inc.	2,987,169
10,496	Advanced Drainage Systems, Inc.	329,784
10,479	Advisory Board Co. (The)(b)	459,295

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
84,972	Aegion Corp.(b)	$1,639,110
37,005	AerCap Holdings NV (Netherlands)(b)	1,535,708
34,209	Aerojet Rocketdyne Holdings, Inc.(b)	579,500
13,190	Aerovironment, Inc.(b)	304,293
57,238	Air Lease Corp.	1,929,493
86,045	Air Transport Services Group, Inc.(b)	842,381
94,943	Aircastle Ltd.	2,151,408
12,461	Alamo Group, Inc.	584,670
19,607	Alaska Air Group, Inc.	1,495,034
21,303	Albany International Corp., Class A	800,354
438	Allegiant Travel Co.	86,483
24,367	Altra Industrial Motion Corp.	644,751
5,618	AMERCO	2,282,650
37,434	Ameresco, Inc., Class A(b)	242,572
6,366	American Railcar Industries, Inc.(c)	367,446
10,380	American Science & Engineering, Inc.	389,042
6,005	American Woodmark Corp.(b)	436,563
14,049	Apogee Enterprises, Inc.	695,847
42,798	Applied Industrial Technologies, Inc.	1,767,985
32,608	ARC Document Solutions, Inc.(b)	202,822
27,115	ArcBest Corp.	702,278
6,640	Argan, Inc.	245,348
18,976	Astec Industries, Inc.	616,720
3,894	Astronics Corp.(b)	147,232
3,956	Atlas Air Worldwide Holdings, Inc.(b)	163,145
19,801	AZZ, Inc.	1,095,589
39,794	Barnes Group, Inc.	1,495,856
7,011	Barrett Business Services, Inc.	343,399
69,930	Beacon Roofing Supply, Inc.(b)	2,474,823
47,872	Blount International, Inc.(b)	290,583
61,431	Brady Corp., Class A	1,397,555
85,512	Briggs & Stratton Corp.	1,519,548
34,167	Builders FirstSource, Inc.(b)	403,854
5,195	Caesarstone Sdot-Yam Ltd. (Israel)(b)	184,474
15,140	CAI International, Inc.(b)	175,927
73,299	Casella Waste Systems, Inc., Class A(b)	444,925
88,284	CBIZ, Inc.(b)	949,053
26,344	CDI Corp.	210,752
12,518	CEB, Inc.	935,846
23,140	Celadon Group, Inc.	335,067
210,544	Cenveo, Inc.(b)(c)	393,717
47,967	Chart Industries, Inc.(b)	824,553
15,259	CIRCOR International, Inc.	700,693
26,377	CLARCOR, Inc.	1,315,157
20,959	Columbus McKinnon Corp.	391,724
54,135	Comfort Systems USA, Inc.	1,728,531
86,905	Commercial Vehicle Group, Inc.(b)	361,525
9,517	Continental Building Products, Inc.(b)	167,214
1,890	Copa Holdings SA, Class A (Panama)(c)	95,483
57,429	Copart, Inc.(b)	2,079,504
28,286	Costamare, Inc. (Greece)	397,984
15,735	Covenant Transportation Group, Inc., Class A(b)	303,685
11,270	CRA International, Inc.(b)	263,718
19,053	Cubic Corp.	854,527
165,846	Diana Shipping, Inc. (Greece)(b)(c)	1,046,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
54,759	DigitalGlobe, Inc.(b)	$817,552
19,835	Douglas Dynamics, Inc.	435,180
20,516	Ducommun, Inc.(b)	443,966
13,170	DXP Enterprises, Inc.(b)	398,524
35,221	Dycom Industries, Inc.(b)	2,679,966
15,962	Dynamic Materials Corp.	113,809
41,174	Eagle Bulk Shipping, Inc.(b)(c)	251,161
11,325	Echo Global Logistics, Inc.(b)	269,422
24,878	Encore Wire Corp.	1,064,032
25,135	Engility Holdings, Inc.	809,096
63,932	Ennis, Inc.	1,280,558
20,397	EnPro Industries, Inc.	1,001,697
25,470	ESCO Technologies, Inc.	944,682
9,607	Exponent, Inc.	493,896
42,513	Federal Signal Corp.	640,246
15,469	Forward Air Corp.	701,674
28,291	Franklin Electric Co., Inc.	932,471
9,164	FreightCar America, Inc.	166,602
51,465	Furmanite Corp.(b)	357,682
18,272	G&K Services, Inc., Class A	1,202,663
48,049	Gibraltar Industries, Inc.(b)	1,216,601
63,717	Global Brass & Copper Holdings, Inc.	1,432,995
35,344	Global Power Equipment Group, Inc.(c)	153,040
46,540	Golden Ocean Group Ltd. (Norway)(b)(c)	91,684
9,958	GP Strategies Corp.(b)	249,846
28,223	Graco, Inc.	2,071,568
40,133	Granite Construction, Inc.	1,317,968
96,388	Great Lakes Dredge & Dock Corp.(b)	385,552
17,773	Greenbrier Cos., Inc. (The)(c)	676,085
63,109	Griffon Corp.	1,084,213
55,430	H&E Equipment Services, Inc.	1,070,353
19,418	Hardinge, Inc.	183,694
5,899	Hawaiian Holdings, Inc.(b)	204,695
41,023	Healthcare Services Group, Inc.	1,528,517
35,398	Heartland Express, Inc.	666,544
7,968	HEICO Corp.	401,906
21,058	Heidrick & Struggles International, Inc.	559,300
44,841	Herman Miller, Inc.	1,422,805
100,760	Hill International, Inc.(b)	340,569
63,289	Hillenbrand, Inc.	1,877,785
36,247	HNI Corp.	1,556,446
28,166	Houston Wire & Cable Co.	174,629
56,882	Hub Group, Inc., Class A(b)	2,274,142
14,362	Huron Consulting Group, Inc.(b)	693,685
12,785	Hyster-Yale Materials Handling, Inc., Class A	748,178
18,445	ICF International, Inc.(b)	565,708
81,957	InnerWorkings, Inc.(b)	613,038
22,143	Insperity, Inc.	1,028,764
12,900	Insteel Industries, Inc.	275,931
48,713	Interface, Inc.	952,339
20,430	International Shipholding Corp.	41,473
65,715	JetBlue Airways Corp.(b)	1,632,361
23,103	John Bean Technologies Corp.	1,036,401
9,571	Kadant, Inc.	393,560
36,390	Kaman Corp.	1,415,207

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
106,397	Kelly Services, Inc., Class A	$1,681,073
36,361	KEYW Holding Corp. (The)(b)(c)	259,254
22,610	Kforce, Inc.	635,567
60,959	Kimball International, Inc., Class B	665,672
34,250	Knight Transportation, Inc.	870,635
40,625	Knoll, Inc.	944,125
36,567	Korn/Ferry International	1,329,942
110,823	Kratos Defense & Security Solutions, Inc.(b)	553,007
28,614	Landstar System, Inc.	1,803,827
116,556	Layne Christensen Co.(b)	738,965
9,222	LB Foster Co., Class A	135,840
21,821	Lennox International, Inc.	2,898,047
7,150	Lindsay Corp.(c)	484,627
16,930	LMI Aerospace, Inc.(b)	177,596
24,269	LSI Industries, Inc.	260,649
13,982	Lydall, Inc.(b)	478,604
17,481	Manitex International, Inc.(b)(c)	112,053
23,079	Marten Transport Ltd.	378,265
22,378	Masonite International Corp.(b)	1,339,771
8,674	Matson, Inc.	397,529
20,962	Matthews International Corp., Class A	1,210,136
28,246	McGrath RentCorp	848,792
145,143	Meritor, Inc.(b)	1,577,704
14,521	Middleby Corp. (The)(b)	1,698,086
16,531	Miller Industries, Inc.	374,923
22,455	Mistras Group, Inc.(b)	424,849
31,835	Mobile Mini, Inc.	1,090,030
29,784	MSA Safety, Inc.	1,295,008
44,729	Mueller Industries, Inc.	1,409,858
80,196	Mueller Water Products, Inc., Class A	705,725
8,586	Multi-Color Corp.	668,334
33,313	MYR Group, Inc.(b)	749,543
12,936	National Presto Industries, Inc.(c)	1,139,015
89,492	Navigant Consulting, Inc.(b)	1,539,262
313,126	Navios Maritime Holdings, Inc. (Monaco)(c)	660,696
16,287	NCI Building Systems, Inc.(b)	170,362
9,087	NN, Inc.	125,401
24,485	Nordson Corp.	1,744,311
14,842	Nortek, Inc.(b)	910,557
22,257	Northwest Pipe Co.(b)	294,015
26,893	On Assignment, Inc.(b)	1,213,143
43,460	Orion Marine Group, Inc.(b)	169,929
10,403	Park-Ohio Holdings Corp.	358,904
32,000	Performant Financial Corp.(b)(c)	73,920
16,576	Ply Gem Holdings, Inc.(b)	195,928
19,503	Powell Industries, Inc.	649,840
18,766	PowerSecure International, Inc.(b)	233,824
4,888	Preformed Line Products Co.	207,740
32,121	Primoris Services Corp.	639,850
84,754	Quad Graphics, Inc., Class A	1,093,327
33,238	Quanex Building Products Corp.	627,201
36,695	Raven Industries, Inc.	668,216
15,011	RBC Bearings, Inc.(b)	1,026,602
42,395	Republic Airways Holdings, Inc.(b)	244,195
34,345	Resources Connection, Inc.	616,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
31,286	Roadrunner Transportation Systems, Inc.(b)	$332,883
44,685	Rollins, Inc.	1,198,452
16,427	RPX Corp.(b)	233,920
60,054	Rush Enterprises, Inc., Class A(b)	1,464,117
142,640	Safe Bulkers, Inc. (Greece)(c)	439,331
22,608	Saia, Inc.(b)	533,775
75,569	Seaspan Corp. (Hong Kong)(c)	1,231,775
25,642	Simpson Manufacturing Co., Inc.	973,883
56,692	SkyWest, Inc.	1,079,416
3,498	SolarCity Corp.(b)(c)	103,716
26,126	SP Plus Corp.(b)	666,213
9,452	Sparton Corp.(b)	222,406
1,604	Spirit Airlines, Inc.(b)	59,540
8,577	Standex International Corp.	769,528
45,232	Star Bulk Carriers Corp. (Greece)(b)(c)	71,467
95,931	Steelcase, Inc., Class A	1,862,021
22,791	Stock Building Supply Holdings, Inc.(b)	393,828
8,404	Sun Hydraulics Corp.	246,153
67,877	Swift Transportation Co., Class A(b)	1,060,918
50,766	TAL International Group, Inc.	860,991
7,187	TASER International, Inc.(b)(c)	168,248
19,440	Team, Inc.(b)	680,400
11,339	Tennant Co.	656,755
88,221	Tetra Tech, Inc.	2,373,145
27,561	Textainer Group Holdings Ltd.(c)	539,093
20,462	Thermon Group Holdings, Inc.(b)	411,491
130,174	Titan International, Inc.	924,235
79,804	Titan Machinery, Inc.(b)(c)	976,003
28,016	Toro Co. (The)	2,108,764
7,613	Trex Co., Inc.(b)	297,440
50,045	TriMas Corp.(b)	1,001,400
15,502	TriNet Group, Inc.(b)	294,228
56,497	TrueBlue, Inc.(b)	1,636,718
14,902	Twin Disc, Inc.	175,546
10,689	UniFirst Corp.	1,123,093
28,503	Universal Forest Products, Inc.	2,070,173
9,102	Universal Truckload Services, Inc.	145,450
10,775	US Ecology, Inc.	422,488
9,332	USA Truck, Inc.(b)	169,656
53,102	USG Corp.(b)	1,251,614
45,070	Veritiv Corp.(b)	1,892,940
32,230	Viad Corp.	970,445
4,237	VSE Corp.	243,458
69,965	Wabash National Corp.(b)	837,481
22,804	Wabtec Corp.	1,889,767
4,643	WageWorks, Inc.(b)	222,957
22,997	Watts Water Technologies, Inc., Class A	1,251,957
64,615	Werner Enterprises, Inc.	1,709,713
72,695	Wesco Aircraft Holdings, Inc.(b)	905,780
21,332	West Corp.	507,915
46,548	Woodward, Inc.	2,117,934
15,160	Xerium Technologies, Inc.(b)	204,660
8,995	XPO Logistics, Inc.(b)(c)	249,701

		187,798,734

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—17.3%
33,186	3D Systems Corp.(b)(c)	$333,851
55,729	ACI Worldwide, Inc.(b)	1,334,710
27,773	Actua Corp.(b)	384,656
85,828	Acxiom Corp.(b)	1,898,515
47,934	ADTRAN, Inc.	744,415
24,013	Advanced Energy Industries, Inc.(b)	679,088
19,014	Agilysys, Inc.(b)	216,189
31,376	Alpha & Omega Semiconductor Ltd.(b)	278,619
29,496	American Software, Inc., Class A	301,744
42,926	Applied Micro Circuits Corp.(b)	278,160
72,626	ARRIS Group, Inc.(b)	2,052,411
5,855	Aspen Technology, Inc.(b)	242,338
223,466	Atmel Corp.	1,698,342
10,874	AVG Technologies NV(b)	257,714
27,681	Avid Technology, Inc.(b)(c)	233,904
66,959	AVX Corp.	903,946
105,761	Axcelis Technologies, Inc.(b)	296,131
7,880	Badger Meter, Inc.	477,370
49,938	Bankrate, Inc.(b)	592,764
15,159	Bel Fuse, Inc., Class B	273,317
20,653	Belden, Inc.	1,322,412
30,088	Black Box Corp.	367,374
16,102	Blackbaud, Inc.	1,009,434
17,712	Blackhawk Network Holdings, Inc.(b)	754,177
55,063	Blucora, Inc.(b)	539,617
16,301	Bottomline Technologies (de), Inc.(b)	451,212
8,712	BroadSoft, Inc.(b)	278,523
56,744	Brooks Automation, Inc.	626,454
32,053	Cabot Microelectronics Corp.(b)	1,351,675
115,965	Cadence Design Systems, Inc.(b)	2,576,742
11,057	CalAmp Corp.(b)(c)	209,641
42,041	Calix, Inc.(b)	293,867
35,596	Canadian Solar, Inc. (Canada)(b)(c)	777,061
22,843	Cardtronics, Inc.(b)	788,083
5,551	Cass Information Systems, Inc.	289,540
5,669	Cavium, Inc.(b)	402,216
10,954	CEVA, Inc.(b)	255,995
60,110	Checkpoint Systems, Inc.	449,623
29,720	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	526,936
110,740	Ciber, Inc.(b)	395,342
39,450	Ciena Corp.(b)	952,323
11,705	Cimpress NV(b)(c)	923,525
40,598	Cirrus Logic, Inc.(b)	1,251,636
21,895	Cognex Corp.	823,252
20,293	Coherent, Inc.(b)	1,099,881
32,840	Cohu, Inc.	413,456
17,020	CommVault Systems, Inc.(b)	689,650
23,980	Computer Task Group, Inc.	172,656
6,024	comScore, Inc.(b)	257,707
26,385	Comtech Telecommunications Corp.	637,462
8,863	Constant Contact, Inc.(b)	231,324
94,713	Convergys Corp.	2,431,283
5,686	CoStar Group, Inc.(b)	1,154,656
20,145	Cray, Inc.(b)	596,896
27,224	CSG Systems International, Inc.	912,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
30,587	CTS Corp.	$556,072
77,835	Cypress Semiconductor Corp.	820,381
56,234	Daktronics, Inc.	545,470
29,108	Datalink Corp.(b)	212,488
3,563	Demandware, Inc.(b)	202,022
37,803	DHI Group, Inc.(b)	342,117
38,613	Digi International, Inc.(b)	498,108
31,649	Diodes, Inc.(b)	724,762
37,527	Dolby Laboratories, Inc., Class A	1,301,061
16,810	DSP Group, Inc.(b)	169,781
9,010	DTS, Inc.(b)	268,138
261,609	EarthLink Holdings Corp.	2,236,757
16,073	Ebix, Inc.(c)	445,704
25,696	Electro Rent Corp.	266,724
70,000	Electro Scientific Industries, Inc.	326,900
28,484	Electronics for Imaging, Inc.(b)	1,322,797
3,516	Ellie Mae, Inc.(b)	256,598
32,846	EMCORE Corp.(b)	224,667
21,778	EnerNOC, Inc.(b)	170,740
83,377	Entegris, Inc.(b)	1,069,727
3,644	Envestnet, Inc.(b)	108,810
5,323	EPAM Systems, Inc.(b)	411,734
28,813	EPIQ Systems, Inc.	397,619
8,477	ePlus, Inc.(b)	715,628
28,847	Euronet Worldwide, Inc.(b)	2,314,683
54,679	Everi Holdings, Inc.(b)	255,898
29,681	EVERTEC, Inc.	541,381
21,339	Exar Corp.(b)	121,419
16,509	ExlService Holdings, Inc.(b)	730,688
90,359	Extreme Networks, Inc.(b)	324,389
33,787	Fabrinet NVDR (Thailand)(b)	732,164
11,548	Fair Isaac Corp.	1,066,689
8,326	FARO Technologies, Inc.(b)	281,336
17,152	FEI Co.	1,238,203
72,200	Finisar Corp.(b)	820,914
11,601	FireEye, Inc.(b)(c)	303,366
12,582	FleetCor Technologies, Inc.(b)	1,822,629
7,465	Fleetmatics Group PLC(b)	415,502
31,851	FormFactor, Inc.(b)	262,452
10,131	Forrester Research, Inc.	326,927
23,301	Fortinet, Inc.(b)	800,622
40,411	Freescale Semiconductor Ltd.(b)	1,353,364
19,693	Gartner, Inc.(b)	1,785,564
24,521	Global Payments, Inc.	3,344,910
10,185	GrubHub, Inc.(b)(c)	244,236
29,409	GSI Group, Inc.(b)	397,316
4,712	Guidewire Software, Inc.(b)	274,380
25,579	Hackett Group, Inc. (The)	380,616
94,764	Harmonic, Inc.(b)	545,841
28,461	Heartland Payment Systems, Inc.	2,106,114
60,034	Higher One Holdings, Inc.(b)(c)	176,500
22,098	Hollysys Automation Technologies Ltd. (China)	472,676
17,868	HomeAway, Inc.(b)	563,914
69,195	Hutchinson Technology, Inc.(b)(c)	121,091
34,606	IAC/InterActiveCorp.	2,318,948

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
61,386	II-VI, Inc.(b)	$1,112,314
51,015	Imation Corp.(b)	103,050
30,319	Infinera Corp.(b)	599,103
10,267	Inphi Corp.(b)	305,649
52,604	Integrated Device Technology, Inc.(b)	1,341,402
27,336	Integrated Silicon Solution, Inc.	614,513
5,492	Interactive Intelligence Group, Inc.(b)	177,611
24,853	InterDigital, Inc.	1,261,041
39,507	Internap Corp.(b)	267,067
112,281	Intersil Corp., Class A	1,521,408
21,906	InterXion Holding NV (Netherlands)(b)	643,598
24,681	Intralinks Holdings, Inc.(b)	215,959
15,295	InvenSense, Inc.(b)(c)	182,316
7,744	IPG Photonics Corp.(b)	639,809
58,968	Itron, Inc.(b)	2,165,895
53,182	Ixia(b)	766,353
20,403	IXYS Corp.	254,221
18,542	j2 Global, Inc.	1,437,932
27,621	Jack Henry & Associates, Inc.	2,136,208
86,512	KEMET Corp.(b)	240,503
79,917	Kulicke & Soffa Industries, Inc. (Singapore)(b)	847,120
14,320	KVH Industries, Inc.(b)	140,336
89,468	Lattice Semiconductor Corp.(b)	409,763
68,563	Lionbridge Technologies, Inc.(b)	369,555
50,606	Liquidity Services, Inc.(b)	414,463
11,318	Littelfuse, Inc.	1,131,008
19,854	LivePerson, Inc.(b)	154,861
4,102	LogMeIn, Inc.(b)	276,311
24,155	Lumentum Holdings, Inc.(b)	346,383
155,783	Magnachip Semiconductor Corp. (South Korea)(b)(c)	824,092
11,100	Manhattan Associates, Inc.(b)	808,635
48,607	ManTech International Corp., Class A	1,404,742
19,200	MAXIMUS, Inc.	1,309,440
30,678	Maxwell Technologies, Inc.(b)(c)	184,068
16,274	Mellanox Technologies Ltd. (Israel)(b)	766,668
61,061	Mentor Graphics Corp.	1,660,859
3,581	MercadoLibre, Inc. (Argentina)	352,263
26,991	Mercury Systems, Inc.(b)	463,166
19,100	Methode Electronics, Inc.	636,603
55,245	Microsemi Corp.(b)	1,989,372
3,329	MicroStrategy, Inc., Class A(b)	572,821
36,448	MKS Instruments, Inc.	1,284,428
134,126	ModusLink Global Solutions, Inc.(b)(c)	387,624
86,990	MoneyGram International, Inc.(b)	879,469
8,318	Monolithic Power Systems, Inc.	519,210
6,694	Monotype Imaging Holdings, Inc.	183,014
193,811	Monster Worldwide, Inc.(b)	1,215,195
9,577	MTS Systems Corp.	632,369
14,077	Multi-Fineline Electronix, Inc.(b)	261,551
12,486	Nanometrics, Inc.(b)	190,786
55,873	National Instruments Corp.	1,702,450
54,439	Net 1 UEPS Technologies, Inc. (South Africa)(b)	927,096
49,951	NETGEAR, Inc.(b)	2,067,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
19,593	NetScout Systems, Inc.(b)	$702,801
1,931	NetSuite, Inc.(b)	164,270
70,501	NeuStar, Inc., Class A(b)(c)	1,916,922
33,633	Newport Corp.(b)	508,195
32,227	NIC, Inc.	611,346
38,255	Novatel Wireless, Inc.(b)(c)	82,248
178,855	Oclaro, Inc.(b)(c)	524,045
59,711	OmniVision Technologies, Inc.(b)	1,723,857
46,219	Orbotech Ltd. (Israel)(b)	764,924
12,609	OSI Systems, Inc.(b)	1,086,644
29,772	Pandora Media, Inc.(b)	342,676
37,497	Park Electrochemical Corp.	612,701
15,434	PC Connection, Inc.	358,686
10,815	Pegasystems, Inc.	301,630
24,075	Perficient, Inc.(b)	402,534
17,547	Pericom Semiconductor Corp.	306,195
107,996	Photronics, Inc.(b)	1,035,682
24,085	Plantronics, Inc.	1,291,438
50,969	Plexus Corp.(b)	1,764,547
101,892	PMC-Sierra, Inc.(b)	1,214,553
140,638	Polycom, Inc.(b)	1,937,992
10,193	Power Integrations, Inc.	515,868
42,796	PRGX Global, Inc.(b)	160,485
36,818	Progress Software Corp.(b)	893,941
56,075	PTC, Inc.(b)	1,987,298
13,324	Qlik Technologies, Inc.(b)	417,974
86,682	QLogic Corp.(b)	1,074,857
270,696	Quantum Corp.(b)	227,385
55,461	QuinStreet, Inc.(b)	307,809
39,971	Rackspace Hosting, Inc.(b)	1,033,250
17,597	Radware Ltd. (Israel)(b)	262,371
39,504	Rambus, Inc.(b)	407,681
19,304	RealD, Inc.(b)	196,322
38,217	RealNetworks, Inc.(b)	148,282
16,717	RealPage, Inc.(b)	282,517
18,307	RetailMeNot, Inc.(b)	160,919
38,395	Rofin-Sinar Technologies, Inc.(b)	1,111,919
11,078	Rogers Corp.(b)	515,349
20,071	Rosetta Stone, Inc.(b)	132,067
84,602	Rovi Corp.(b)	774,108
52,863	Rubicon Technology, Inc.(b)(c)	58,149
30,726	Rudolph Technologies, Inc.(b)	392,986
20,971	Sabre Corp.	614,870
61,789	ScanSource, Inc.(b)	2,132,338
38,533	SeaChange International, Inc.(b)	249,309
29,510	Semtech Corp.(b)	516,425
30,412	ShoreTel, Inc.(b)	287,089
37,556	Sigma Designs, Inc.(b)	330,868
39,662	Silicon Graphics International Corp.(b)	173,323
22,699	Silicon Laboratories, Inc.(b)	1,134,269
38,539	SINA Corp. (China)(b)	1,835,998
36,421	Sohu.com, Inc. (China)(b)(c)	1,839,989
14,312	SolarWinds, Inc.(b)	830,525
30,412	Solera Holdings, Inc.	1,662,320
6,091	Splunk, Inc.(b)	342,071
24,040	SS&C Technologies Holdings, Inc.	1,782,566

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,081	Stamps.com, Inc.(b)	$308,564
30,653	Stratasys Ltd.(b)(c)	781,652
29,693	SunEdison Semiconductor PTE Ltd.(b)	319,200
55,554	SunEdison, Inc.(b)(c)	405,544
26,820	SunPower Corp.(b)(c)	719,849
18,375	Super Micro Computer, Inc.(b)	518,359
57,964	Sykes Enterprises, Inc.(b)	1,680,956
12,369	Synaptics, Inc.(b)	1,052,478
11,099	Synchronoss Technologies, Inc.(b)	390,463
13,558	Syntel, Inc.(b)	637,768
1,735	Tableau Software, Inc., Class A(b)	145,671
79,250	Take-Two Interactive Software, Inc.(b)	2,631,100
14,590	Tangoe, Inc.(b)	120,805
97,525	TeleCommunication Systems, Inc., Class A(b)	398,877
22,157	Telenav, Inc.(b)	159,530
23,888	TeleTech Holdings, Inc.	695,141
10,665	TESSCO Technologies, Inc.	232,924
16,215	Tessera Technologies, Inc.	567,039
63,831	TiVo, Inc.(b)	579,585
124,061	TTM Technologies, Inc.(b)	905,645
35,341	Twitter, Inc.(b)	1,005,805
4,848	Tyler Technologies, Inc.(b)	825,905
2,591	Ultimate Software Group, Inc. (The)(b)	529,471
34,003	Ultra Clean Holdings, Inc.(b)	165,935
28,542	Ultratech, Inc.(b)	446,111
55,669	United Online, Inc.(b)	650,214
10,489	Universal Display Corp.(b)(c)	359,878
46,587	Veeco Instruments, Inc.(b)	839,498
58,799	VeriFone Systems, Inc.(b)	1,772,202
24,349	Verint Systems, Inc.(b)	1,158,525
27,006	ViaSat, Inc.(b)	1,781,316
123,955	Viavi Solutions, Inc.(b)	737,532
12,904	Virtusa Corp.(b)	741,077
21,784	Vishay Precision Group, Inc.(b)	255,526
22,609	VMware, Inc., Class A(b)(c)	1,359,931
12,218	Web.com Group, Inc.(b)	286,756
15,375	WebMD Health Corp.(b)	625,147
17,734	WEX, Inc.(b)	1,594,464
5,990	Workday, Inc., Class A(b)	473,030
30,056	Xcerra Corp.(b)	208,589
11,939	XO Group, Inc.(b)	180,637
24,606	Xura, Inc.(b)	636,803
115,369	Yandex NV, Class A (Russia)(b)	1,857,441
7,760	Yelp, Inc., Class A(b)	172,660
20,724	Zebra Technologies Corp., Class A(b)	1,593,676
2,785	Zillow Group, Inc., Class A(b)(c)	85,806
5,565	Zillow Group, Inc., Class C(b)(c)	154,095
681,305	Zynga, Inc., Class A(b)	1,614,693

		198,842,800

	Materials—4.7%
39,276	A. Schulman, Inc.	1,409,616
76,056	A.M. Castle & Co.(b)(c)	181,774
11,667	AEP Industries, Inc.(b)	933,360
26,416	American Vanguard Corp.	354,239
15,155	Ampco-Pittsburgh Corp.	175,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
9,576	Balchem Corp.	$654,041
56,375	Boise Cascade Co.(b)	1,687,304
38,840	Calgon Carbon Corp.	668,048
51,263	Carpenter Technology Corp.	1,707,571
47,015	Century Aluminum Co.(b)(c)	170,194
112,121	China Green Agriculture, Inc. (China)(c)	190,606
34,307	Clearwater Paper Corp.(b)	1,730,102
379,459	Coeur Mining, Inc.(b)	1,024,539
4,443	Deltic Timber Corp.	275,288
16,844	Eagle Materials, Inc.	1,112,209
91,231	Ferro Corp.(b)	1,139,475
22,264	Flotek Industries, Inc.(b)(c)	402,978
33,414	FutureFuel Corp.	514,910
45,933	Globe Specialty Metals, Inc.	579,674
71,122	Gold Resource Corp.(c)	184,917
42,098	H.B. Fuller Co.	1,599,303
12,013	Hawkins, Inc.	497,819
14,729	Haynes International, Inc.	581,059
25,526	Headwaters, Inc.(b)	524,559
379,622	Hecla Mining Co.	785,818
40,628	Horsehead Holding Corp.(b)(c)	115,384
24,049	Innophos Holdings, Inc.	1,021,842
18,381	Innospec, Inc.	1,015,366
66,025	Intrepid Potash, Inc.(b)	254,857
23,968	Kaiser Aluminum Corp.	1,948,359
38,524	KapStone Paper and Packaging Corp.	837,897
59,390	Koppers Holdings, Inc.	1,126,034
79,637	Kraton Performance Polymers, Inc.(b)	1,623,798
43,989	Kronos Worldwide, Inc.	347,513
110,391	Louisiana-Pacific Corp.(b)	1,949,505
20,989	LSB Industries, Inc.(b)	328,478
27,374	Materion Corp.	825,326
438,111	McEwen Mining, Inc.(c)	394,388
18,928	Minerals Technologies, Inc.	1,115,616
31,493	Myers Industries, Inc.	491,606
13,071	Neenah Paper, Inc.	881,116
38,841	Noranda Aluminum Holding Corp.	66,807
29,542	Olympic Steel, Inc.	282,717
91,774	OMNOVA Solutions, Inc.(b)	658,937
32,019	Orion Engineered Carbons SA(b)	418,168
70,124	P.H. Glatfelter Co.	1,360,406
9,273	Quaker Chemical Corp.	736,091
22,486	Rentech, Inc.(b)	131,543
28,839	Royal Gold, Inc.	1,379,658
63,928	Ryerson Holding Corp.(b)(c)	373,979
117,693	Schnitzer Steel Industries, Inc., Class A	1,984,304
27,227	Schweitzer-Mauduit International, Inc.	1,056,952
31,426	Scotts Miracle-Gro Co. (The), Class A	2,079,144
31,568	Stepan Co.	1,670,894
84,511	Stillwater Mining Co.(b)	789,333
113,388	SunCoke Energy, Inc.	562,405
29,025	Tredegar Corp.	413,897
47,524	Trinseo SA(b)(c)	1,542,154
80,020	Tronox Ltd., Class A(c)	496,924
8,596	UFP Technologies, Inc.(b)	210,688
11,902	Universal Stainless & Alloy Products, Inc.(b)	103,547

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
7,192	US Concrete, Inc.(b)	$398,868
63,758	Wausau Paper Corp.	650,969
24,424	Westlake Chemical Corp.	1,472,034
65,236	Worthington Industries, Inc.	2,002,745

		54,205,298

	Telecommunication Services—1.7%
42,641	8x8, Inc.(b)	454,553
179,231	Alaska Communications Systems Group, Inc.(b)	410,439
10,760	Atlantic Tele-Network, Inc.	822,279
545,667	Cincinnati Bell, Inc.(b)	2,057,164
14,687	Cogent Communications Group, Inc.	451,185
64,087	Consolidated Communications Holdings, Inc.	1,416,323
39,366	FairPoint Communications, Inc.(b)	631,431
61,317	General Communication, Inc., Class A(b)	1,248,721
17,491	Hawaiian Telcom Holdco, Inc.(b)	399,144
27,404	IDT Corp., Class B	354,882
39,541	Inteliquent, Inc.	819,289
88,027	Intelsat SA(b)(c)	582,739
122,988	Iridium Communications, Inc.(b)(c)	1,009,731
19,522	Lumos Networks Corp.	253,005
206,909	NTELOS Holdings Corp.(b)	1,901,494
33,039	ORBCOMM, Inc.(b)	196,252
65,874	Premiere Global Services, Inc.(b)	901,156
17,236	SBA Communications Corp., Class A(b)	2,051,429
20,339	Shenandoah Telecommunications Co.	951,662
42,831	Spok Holdings, Inc.	772,243
37,399	United States Cellular Corp.(b)	1,523,635
152,630	Vonage Holdings Corp.(b)	926,464

		20,135,220

	Utilities—1.7%
19,390	Abengoa Yield PLC (Spain)(c)	359,297
29,382	American States Water Co.	1,197,316
10,455	Artesian Resources Corp., Class A	254,684
52,721	California Water Service Group	1,178,842
14,907	Chesapeake Utilities Corp.	778,294
9,673	Connecticut Water Service, Inc.	356,063
19,733	Consolidated Water Co. Ltd. (Cayman Islands)	218,444
52,582	El Paso Electric Co.	2,033,346
71,183	Empire District Electric Co. (The)	1,605,177
39,914	Laclede Group, Inc. (The)	2,337,763
35,054	MGE Energy, Inc.	1,446,679
18,768	Middlesex Water Co.	483,651
43,286	Northwest Natural Gas Co.	2,067,772
5,721	NRG Yield, Inc., Class A(c)	78,549
5,721	NRG Yield, Inc., Class C(c)	82,611
13,098	Ormat Technologies, Inc.(c)	494,057
45,848	Otter Tail Corp.	1,258,069
14,548	Pattern Energy Group, Inc.	340,278
17,664	SJW Corp.	560,479
68,262	South Jersey Industries, Inc.	1,809,626
22,135	Unitil Corp.	785,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
9,909	York Water Co. (The)	$229,691

		19,955,816

	Total Common Stocks and Other Equity Interests (Cost $1,114,080,280)	1,150,167,180

	Warrants—0.0%
	Energy—0.0%
4,742	Magnum Hunter Resources Corp., expiring 04/15/16(b) (Cost $0)	0

	Money Market Fund—0.1%
1,141,051	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $1,141,051)	1,141,051

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,115,221,331)—100.1%	1,151,308,231

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.4%
73,661,373	Invesco Liquid Assets Portfolio— Institutional Class, 0.16%(d)(e) (Cost $73,661,373)	73,661,373

	Total Investments (Cost $1,188,882,704)—106.5%	1,224,969,604
	Other assets less liabilities—(6.5)%	(74,391,931)

	Net Assets—100.0%	$1,150,577,673

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Assets:
Unaffiliated investments, at value(a)	$60,781,668	$157,760,260	$4,254,693,551	$1,150,167,180
Affiliated investments, at value	76,398	41,738	42,457,396	74,802,424

Total investments, at value	60,858,066	157,801,998	4,297,150,947	1,224,969,604
Receivables:
Dividends	24,292	114,440	5,967,978	526,143
Foreign tax reclaims	184	—	—	1,636
Investments sold	—	—	6,941,495	—
Securities lending	—	—	86,110	205,593
Other assets	820	429	1,673	—

Total Assets	60,883,362	157,916,867	4,310,148,203	1,225,702,976

Liabilities:
Due to custodian	—	—	281,182	315,767
Payables:
Shares repurchased	—	—	4,460,249	—
Investments purchased	—	—	2,677,951	—
Collateral upon return of securities loaned	—	—	39,195,012	73,661,373
Accrued advisory fees	15,583	65,414	949,737	256,709
Accrued trustees’ and officer’s fees	15,272	29,035	103,344	37,938
Accrued expenses	70,326	51,235	2,899,936	853,516

Total Liabilities	101,181	145,684	50,567,411	75,125,303

Net Assets	$60,782,181	$157,771,183	$4,259,580,792	$1,150,577,673

Net Assets Consist of:
Shares of beneficial interest	$114,096,448	$464,269,959	$3,871,521,518	$1,133,952,821
Undistributed net investment income (loss)	(33,509)	46,927	10,821,415	1,889,921
Undistributed net realized gain (loss)	(57,974,545)	(318,038,655)	(47,428,219)	(21,351,969)
Net unrealized appreciation	4,693,787	11,492,952	424,666,078	36,086,900

Net Assets	$60,782,181	$157,771,183	$4,259,580,792	$1,150,577,673

Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	2,100,000	47,750,000	11,850,000
Net asset value	$75.98	$75.13	$89.21	$97.10

Market price	$76.06	$75.20	$89.35	$97.10

Unaffiliated investments, at cost	$56,087,881	$146,267,308	$3,829,763,034	$1,114,080,280

Affiliated investments, at cost	$76,398	$41,738	$42,721,835	$74,802,424

Total investments, at cost	$56,164,279	$146,309,046	$3,872,484,869	$1,188,882,704

(a) Includes securities on loan with an aggregate value of	$—	$—	$38,364,265	$70,663,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Operations

For the six months ended October 31, 2015

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Investment Income:
Unaffiliated dividend income	$111,718	$1,116,082	$53,883,687	$7,742,387
Affiliated dividend income	29	40	94,212	377
Securities lending income	—	—	431,824	1,263,054
Foreign withholding tax	(419)	(302)	(5,299)	(7,973)

Total Income	111,328	1,115,820	54,404,424	8,997,845

Expenses:
Advisory fees	107,007	409,572	6,436,079	1,688,605
Sub-licensing fees	20,792	24,575	1,997,403	524,049
Accounting & administration fees	18,586	18,586	442,740	112,783
Professional fees	13,168	15,093	41,179	20,594
Custodian & transfer agent fees	3,976	6,187	45,374	21,890
Trustees’ and officer’s fees	3,886	4,980	40,338	13,102
Other expenses	7,179	11,126	68,964	38,885

Total Expenses	174,594	490,119	9,072,077	2,419,908

Less: Waivers	(46,251)	(91)	(418,344)	(149,852)

Net Expenses	128,343	490,028	8,653,733	2,270,056

Net Investment Income (Loss)	(17,015)	625,792	45,750,691	6,727,789

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,788,929)	(10,320,947)	3,119,123	(1,996,689)
In-kind redemptions	902,237	8,209,734	128,324,097	12,984,372
Foreign currencies	—	—	—	(118)

Net realized gain (loss)	(1,886,692)	(2,111,213)	131,443,220	10,987,565

Net change in unrealized appreciation (depreciation) on investment securities	1,246,848	5,823,945	(304,624,642)	(83,017,129)

Net realized and unrealized gain (loss)	(639,844)	3,712,732	(173,181,422)	(72,029,564)

Net increase (decrease) in net assets resulting from operations	$(656,859)	$4,338,524	$(127,430,731)	$(65,301,775)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

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Statements of Changes in Net Assets

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)		PowerShares Dynamic Market Portfolio (PWC)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income (loss)	$(17,015)	$22,805	$625,792	$1,762,280
Net realized gain (loss)	(1,886,692)	(1,857,809)	(2,111,213)	10,422,932
Net change in unrealized appreciation (depreciation)	1,246,848	5,672,817	5,823,945	(622,185)

Net increase (decrease) in net assets resulting from operations	(656,859)	3,837,813	4,338,524	11,563,027

Distributions to Shareholders from:
Net investment income	(24,836)	—	(740,073)	(1,899,933)

Shareholder Transactions:
Proceeds from shares sold	35,446,416	17,886,325	64,778,187	389,553,289
Value of shares repurchased	(4,005,738)	(17,435,268)	(79,555,664)	(416,484,985)

Net increase (decrease) in net assets resulting from shares transactions	31,440,678	451,057	(14,777,477)	(26,931,696)

Increase (Decrease) in Net Assets	30,758,983	4,288,870	(11,179,026)	(17,268,602)

Net Assets:
Beginning of period	30,023,198	25,734,328	168,950,209	186,218,811

End of period	$60,782,181	$30,023,198	$157,771,183	$168,950,209

Undistributed net investment income (loss) at end of period	$(33,509)	$8,342	$46,927	$161,208

Changes in Shares Outstanding:
Shares sold	450,000	250,000	850,000	5,300,000
Shares repurchased	(50,000)	(250,000)	(1,050,000)	(5,650,000)
Shares outstanding, beginning of period	400,000	400,000	2,300,000	2,650,000

Shares outstanding, end of period	800,000	400,000	2,100,000	2,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$45,750,691	$77,118,321	$6,727,789	$14,415,497
131,443,220	202,181,424	10,987,565	74,237,548
(304,624,642)	110,266,901	(83,017,129)	1,015,098

(127,430,731)	389,566,646	(65,301,775)	89,668,143

(45,501,042)	(73,911,874)	(7,080,053)	(14,188,599)

246,024,640	1,355,924,502	106,875,836	319,485,155
(371,528,893)	(419,258,912)	(42,426,010)	(195,186,019)

(125,504,253)	936,665,590	64,449,826	124,299,136

(298,436,026)	1,252,320,362	(7,932,002)	199,778,680

4,558,016,818	3,305,696,456	1,158,509,675	958,730,995

$4,259,580,792	$4,558,016,818	$1,150,577,673	$1,158,509,675

$10,821,415	$10,571,766	$1,889,921	$2,242,185

2,750,000	15,150,000	1,100,000	3,150,000
(4,300,000)	(4,550,000)	(450,000)	(1,900,000)
49,300,000	38,700,000	11,200,000	9,950,000

47,750,000	49,300,000	11,850,000	11,200,000

37

Financial Highlights

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014		2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$75.06		$64.34	$55.40		$51.32		$53.76	$45.15
Net investment income (loss)(a)	(0.03)		0.06	0.21		0.71	(b)	0.10	0.07
Net realized and unrealized gain (loss) on investments	1.01		10.66	9.00		4.18		(2.50)	8.65
Total from investment operations	0.98		10.72	9.21		4.89		(2.40)	8.72
Distributions to shareholders from:
Net investment income	(0.06)		—	(0.27)		(0.81)		(0.04)	(0.11)
Net asset value at end of period	$75.98		$75.06	$64.34		$55.40		$51.32	$53.76
Market price at end of period(c)	$76.06		$75.10	$64.32		$55.32		$51.30	$53.75
Net Asset Value Total Return(d)	1.30%		16.66%	16.64%		9.75%		(4.46)%	19.34%
Market Price Total Return(d)	1.35%		16.76%	16.77%		9.63%		(4.48)%	19.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,782		$30,023	$25,734		$22,160		$28,224	$40,321
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60	%(f)	0.60%		0.60%	0.60%
Expenses, prior to Waivers	0.82	%(e)	0.96%	0.91	%(f)	0.95%		0.93%	0.91%
Net investment income (loss), after Waivers	(0.08	)%(e)	0.09%	0.32%		1.42	%(b)	0.22%	0.15%
Portfolio turnover rate(g)	45%		154%	296%		118%		99%	75%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.43 and 0.87%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Dynamic Market Portfolio (PWC)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$73.46		$70.27	$56.26	$46.78	$48.26	$40.38
Net investment income(a)	0.29		0.68	0.60	0.82	0.44	0.57
Net realized and unrealized gain (loss) on investments	1.72		3.25	13.99	9.51	(1.52)	7.94
Total from investment operations	2.01		3.93	14.59	10.33	(1.08)	8.51
Distributions to shareholders from:
Net investment income	(0.34)		(0.74)	(0.58)	(0.85)	(0.40)	(0.63)
Net asset value at end of period	$75.13		$73.46	$70.27	$56.26	$46.78	$48.26
Market price at end of period(b)	$75.20		$73.40	$70.27	$56.23	$46.75	$48.24
Net Asset Value Total Return(c)	2.74%		5.58%	26.09%	22.39%	(2.12)%	21.34%
Market Price Total Return(c)	2.92%		5.49%	26.15%	22.40%	(2.14)%	21.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$157,771		$168,950	$186,219	$140,658	$128,644	$188,207
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.59%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.60	%(d)	0.59%	0.60%	0.60%	0.62%	0.64%
Net investment income, after Waivers	0.76	%(d)	0.93%	0.94%	1.68%	1.00%	1.38%
Portfolio turnover rate(e)	115%		237%	244%	166%	133%	107%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$92.45		$85.42	$71.42	$59.73	$60.72	$52.93
Net investment income(a)	0.93		1.72	1.45	1.31	1.12	1.07
Net realized and unrealized gain (loss) on investments	(3.24)		6.93	13.89	11.66	(0.99)	7.63
Total from investment operations	(2.31)		8.65	15.34	12.97	0.13	8.70
Distributions to shareholders from:
Net investment income	(0.93)		(1.62)	(1.34)	(1.28)	(1.12)	(0.91)
Net asset value at end of period	$89.21		$92.45	$85.42	$71.42	$59.73	$60.72
Market price at end of period(b)	$89.35		$92.43	$85.37	$71.42	$59.72	$60.71
Net Asset Value Total Return(c)	(2.48)%		10.19%	21.68%	22.06%	0.41%	16.72%
Market Price Total Return(c)	(2.31)%		10.23%	21.61%	22.09%	0.41%	16.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,259,581		$4,558,017	$3,305,696	$1,778,450	$1,388,661	$1,208,246
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.41%	0.43%	0.43%	0.44%
Net investment income, after Waivers	2.06	%(d)	1.92%	1.84%	2.10%	2.00%	2.01%
Portfolio turnover rate(e)	2%		10%	12%	13%	6%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$103.44		$96.35	$77.76	$66.71	$70.66	$59.82
Net investment income(a)	0.58		1.38	0.98	1.13	0.73	0.50
Net realized and unrealized gain (loss) on investments	(6.31)		7.04	18.52	11.08	(4.04)	10.80
Total from investment operations	(5.73)		8.42	19.50	12.21	(3.31)	11.30
Distributions to shareholders from:
Net investment income	(0.61)		(1.33)	(0.91)	(1.16)	(0.64)	(0.46)
Net asset value at end of period	$97.10		$103.44	$96.35	$77.76	$66.71	$70.66
Market price at end of period(b)	$97.10		$103.45	$96.38	$77.67	$66.72	$70.64
Net Asset Value Total Return(c)	(5.55)%		8.80%	25.22%	18.56%	(4.60)%	19.04%
Market Price Total Return(c)	(5.56)%		8.78%	25.40%	18.41%	(4.56)%	19.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,150,578		$1,158,510	$958,731	$563,763	$463,645	$409,826
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42%	0.43%	0.44%	0.46%
Net investment income, after Waivers	1.16	%(d)	1.39%	1.08%	1.64%	1.17%	0.82%
Portfolio turnover rate(e)	3%		26%	31%	30%	15%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	“DWA NASDAQ Momentum Portfolio”
PowerShares Dynamic Market Portfolio (PWC)	“Dynamic Market Portfolio”
PowerShares FTSE RAFI US 1000 Portfolio (PRF)	“FTSE RAFI US 1000 Portfolio”
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	“FTSE RAFI US 1500 Small-Mid Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE RAFI US 1500 Small-Mid Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA NASDAQ Momentum Portfolio	Dorsey Wright® NASDAQ Technical Leaders Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

40

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

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Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. DWA NASDAQ Momentum Portfolio employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small and Medium Capitalization Company Risk. For FTSE RAFI US 1500 Small-Mid Portfolio, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net

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realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2015, FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

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Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each of DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2016. Offering costs excluded from the Expense Cap for these Funds are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the DWA NASDAQ Momentum Portfolio and the Dynamic Market Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2016. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2016. The Expense Agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Market Portfolio.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2015, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA NASDAQ Momentum Portfolio	$46,251
Dynamic Market Portfolio	91
FTSE RAFI US 1000 Portfolio	418,344
FTSE RAFI US 1500 Small-Mid Portfolio	149,852

For FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio, the expenses borne by the Adviser are not subject to recapture.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2015 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/16	04/30/17	04/30/18	10/31/18
FTSE RAFI US 1000 Portfolio	$2,385,111	$519,689	$637,211	$811,780	$416,431
FTSE RAFI US 1500 Small-Mid Portfolio	955,265	211,738	273,970	320,530	149,027

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA NASDAQ Momentum Portfolio	Dorsey Wright & Associates, LLC
Dynamic Market Portfolio	NYSE Arca, Inc.
FTSE RAFI US 1000 Portfolio	FTSE International Ltd.
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows FTSE RAFI US 1000 Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended October 31, 2015.

FTSE RAFI US 1000 Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
Invesco Ltd.	$3,386,416	$165,833	$(298,291)	$(743,312)	$68,985	$2,579,631	$43,906
Invesco Mortgage Capital, Inc. REIT	898,913	47,018	(67,731)	(189,935)	(5,512)	682,753	49,459

Total Investments in Affiliates	$4,285,329	$212,851	$(366,022)	$(933,247)	$63,473	$3,262,384	$93,365

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1000 Portfolio
Equity Securities	$4,296,978,765	$—	$172,182	$4,297,150,947

FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$1,224,969,604	$0	$—	$1,224,969,604

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA NASDAQ Momentum Portfolio	$11,353,752	$15,764,010	$14,947,690	$3,683,431	$9,130,410	$—	$54,879,293	$21,767,708
Dynamic Market Portfolio	39,899,556	96,635,542	104,214,879	15,461,574	42,665,706	98,552	298,975,809	65,552,628
FTSE RAFI US 1000 Portfolio	—	42,380,517	49,808,238	38,490,195	—	—	130,678,950	—
FTSE RAFI US 1500 Small-Mid Portfolio	—	4,903,334	5,168,127	2,475,894	—	—	12,547,355	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA NASDAQ Momentum Portfolio	$19,933,986	$20,350,735
Dynamic Market Portfolio	185,182,201	185,453,242
FTSE RAFI US 1000 Portfolio	73,000,694	69,017,245
FTSE RAFI US 1500 Small-Mid Portfolio	36,407,338	35,733,905

For the six-month period ended October 31, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA NASDAQ Momentum Portfolio	$35,452,438	$3,647,191
Dynamic Market Portfolio	64,658,823	79,304,810
FTSE RAFI US 1000 Portfolio	245,575,905	371,461,305
FTSE RAFI US 1500 Small-Mid Portfolio	106,530,436	42,279,864

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
DWA NASDAQ Momentum Portfolio	$6,516,542	$(1,845,615)	$4,670,927	$56,187,139
Dynamic Market Portfolio	14,381,838	(3,191,232)	11,190,606	146,611,392
FTSE RAFI US 1000 Portfolio	656,548,789	(279,476,079)	377,072,710	3,920,078,237
FTSE RAFI US 1500 Small-Mid Portfolio	183,276,264	(164,860,729)	18,415,535	1,206,554,069

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are

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valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)
Actual	$1,000.00	$1,012.97	0.60%	$3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares Dynamic Market Portfolio (PWC)
Actual	1,000.00	1,027.40	0.60	3.06
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares FTSE RAFI US 1000 Portfolio (PRF)
Actual	1,000.00	975.15	0.39	1.94
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Actual	1,000.00	944.49	0.39	1.91
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

48

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-2
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2015

2015 Semi-Annual Report to Shareholders

PWB	PowerShares Dynamic Large Cap Growth Portfolio

PWV	PowerShares Dynamic Large Cap Value Portfolio

EQWS	PowerShares Russell 2000 Equal Weight Portfolio (formerly, PowerShares Fundamental Pure Small Core Portfolio)

PXSG	PowerShares Russell 2000 Pure Growth Portfolio (formerly, PowerShares Fundamental Pure Small Growth Portfolio)

PXSV	PowerShares Russell 2000 Pure Value Portfolio (formerly, PowerShares Fundamental Pure Small Value Portfolio)

EQWM	PowerShares Russell Midcap Equal Weight Portfolio (formerly, PowerShares Fundamental Pure Mid Core Portfolio)

PXMG	PowerShares Russell Midcap Pure Growth Portfolio (formerly, PowerShares Fundamental Pure Mid Growth Portfolio)

PXMV	PowerShares Russell Midcap Pure Value Portfolio (formerly, PowerShares Fundamental Pure Mid Value Portfolio)

EQWL	PowerShares Russell Top 200 Equal Weight Portfolio (formerly, PowerShares Fundamental Pure Large Core Portfolio)

PXLG	PowerShares Russell Top 200 Pure Growth Portfolio (formerly, PowerShares Fundamental Pure Large Growth Portfolio)

PXLV	PowerShares Russell Top 200 Pure Value Portfolio (formerly, PowerShares Fundamental Pure Large Value Portfolio)

PZI	PowerShares Zacks Micro Cap Portfolio

2

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Consumer Discretionary	26.6
Health Care	22.8
Information Technology	21.4
Consumer Staples	12.6
Financials	7.4
Industrials	6.5
Materials	1.4
Telecommunication Services	1.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—26.6%
7,173	AutoZone, Inc.(b)	$5,626,573
105,113	Carnival Corp.	5,684,511
87,286	DISH Network Corp., Class A(b)	5,496,399
69,522	Dollar General Corp.	4,711,506
103,317	Home Depot, Inc. (The)	12,774,114
76,017	Lowe’s Cos., Inc.	5,612,335
72,687	Marriott International, Inc., Class A	5,580,908
107,927	NIKE, Inc., Class B	14,141,675
21,587	O’Reilly Automotive, Inc.(b)	5,963,625
105,329	Ross Stores, Inc.	5,327,541
93,550	Starbucks Corp.	5,853,423
73,579	TJX Cos., Inc. (The)	5,385,247
118,488	Walt Disney Co. (The)	13,476,825
63,603	Yum! Brands, Inc.	4,510,089

		100,144,771

	Consumer Staples—12.6%
40,671	Constellation Brands, Inc., Class A	5,482,451
37,190	Costco Wholesale Corp.	5,880,483
116,554	CVS Health Corp.	11,513,204
162,568	Kraft Heinz Co. (The)	12,675,427
138,890	Walgreens Boots Alliance, Inc.	11,761,205

		47,312,770

	Financials—7.4%
227,892	Citigroup, Inc.	12,117,018
54,990	CME Group, Inc., Class A	5,194,905
22,405	Intercontinental Exchange, Inc.	5,655,022
49,848	Moody’s Corp.	4,793,384

		27,760,329

	Health Care—22.8%
113,066	Abbott Laboratories	5,065,357
51,583	AmerisourceBergen Corp.	4,978,275
200,330	Bristol-Myers Squibb Co.	13,211,764
37,743	Cigna Corp.	5,059,072

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
145,948	Eli Lilly & Co.	$11,904,978
58,584	HCA Holdings, Inc.(b)	4,029,993
28,282	Humana, Inc.	5,052,014
25,913	McKesson Corp.	4,633,244
28,065	Perrigo Co. PLC	4,426,973
9,694	Regeneron Pharmaceuticals, Inc.(b)	5,403,339
52,204	Stryker Corp.	4,991,746
103,533	UnitedHealth Group, Inc.	12,194,117
113,671	Zoetis, Inc.	4,888,990

		85,839,862

	Industrials—6.5%
134,743	American Airlines Group, Inc.	6,227,822
91,088	United Continental Holdings, Inc.(b)	5,493,517
123,100	United Parcel Service, Inc., Class B	12,681,762

		24,403,101

	Information Technology—21.4%
178,086	Activision Blizzard, Inc.	6,190,269
18,404	Alphabet, Inc., Class A(b)	13,570,926
81,653	Cognizant Technology Solutions Corp., Class A(b)	5,561,386
76,634	Electronic Arts, Inc.(b)	5,523,012
133,403	Facebook, Inc., Class A(b)	13,603,104
59,967	Fiserv, Inc.(b)	5,787,415
129,050	MasterCard, Inc., Class A	12,774,659
60,000	NXP Semiconductors NV (Netherlands)(b)	4,701,000
167,555	Visa, Inc., Class A	12,998,917

		80,710,688

	Materials—1.4%
36,995	Air Products & Chemicals, Inc.	5,141,565

	Telecommunication Services—1.3%
130,099	T-Mobile US, Inc.(b)	4,929,451

	Total Common Stocks (Cost $334,990,661)	376,242,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Large Cap Growth Portfolio (PWB) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
40,366	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $40,366)	$40,366

	Total Investments (Cost $335,031,027)—100.0%	376,282,903
	Other assets less liabilities—(0.0)%	(15,089)

	Net Assets—100.0%	$376,267,814

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	25.6
Information Technology	16.4
Energy	13.0
Health Care	11.2
Utilities	8.4
Telecommunication Services	6.5
Consumer Discretionary	5.7
Consumer Staples	5.6
Industrials	4.3
Materials	3.1
Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—5.7%
983,623	Ford Motor Co.	$14,567,457
466,033	General Motors Co.	16,269,212
229,066	Macy’s, Inc.	11,677,785
173,206	Target Corp.	13,368,039

		55,882,493

	Consumer Staples—5.6%
302,689	Archer-Daniels-Midland Co.	13,820,780
323,872	ConAgra Foods, Inc.	13,133,009
485,608	Wal-Mart Stores, Inc.	27,796,202

		54,749,991

	Energy—13.0%
392,077	Chevron Corp.	35,631,958
350,219	Halliburton Co.	13,441,405
286,213	Marathon Petroleum Corp.	14,825,833
174,998	Phillips 66	15,583,572
414,608	Schlumberger Ltd.	32,405,761
229,066	Valero Energy Corp.	15,100,031

		126,988,560

	Financials—25.6%
131,584	ACE Ltd.	14,940,047
230,354	Aflac, Inc.	14,685,067
230,514	Allstate Corp. (The)	14,264,206
221,558	American International Group, Inc.	13,971,447
232,316	Berkshire Hathaway, Inc., Class B(b)	31,599,622
111,702	Chubb Corp. (The)	14,448,654
292,410	Hartford Financial Services Group, Inc. (The)	13,526,887
491,734	JPMorgan Chase & Co.	31,593,910
268,583	MetLife, Inc.	13,531,212
148,143	PNC Financial Services Group, Inc. (The)	13,371,387
166,442	Prudential Financial, Inc.	13,731,465
413,938	Synchrony Financial(b)	12,732,733

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
134,576	Travelers Cos., Inc. (The)	$15,192,285
589,002	Wells Fargo & Co.	31,888,568

		249,477,490

	Health Care—11.2%
96,151	Anthem, Inc.	13,379,412
292,585	Gilead Sciences, Inc.	31,637,216
569,529	Merck & Co., Inc.	31,130,455
965,558	Pfizer, Inc.	32,655,172

		108,802,255

	Industrials—4.3%
101,432	Boeing Co. (The)	15,019,036
110,532	Cummins, Inc.	11,441,167
81,641	Northrop Grumman Corp.	15,328,098

		41,788,301

	Information Technology—16.4%
1,212,885	Cisco Systems, Inc.	34,991,732
495,965	eBay, Inc.(b)	13,837,423
374,404	HP, Inc.—When Issued	11,325,891
1,109,609	Intel Corp.	37,571,361
213,106	International Business Machines Corp.	29,851,888
841,834	Oracle Corp.	32,696,833

		160,275,128

	Materials—3.1%
307,161	Dow Chemical Co. (The)	15,871,009
158,196	LyondellBasell Industries NV, Class A	14,697,990

		30,568,999

	Telecommunication Services—6.5%
947,285	AT&T, Inc.	31,743,520
684,505	Verizon Communications, Inc.	32,089,595

		63,833,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Large Cap Value Portfolio (PWV) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Utilities—8.4%
246,174	American Electric Power Co., Inc.	$13,945,757
212,506	Consolidated Edison, Inc.	13,972,270
226,608	Edison International	13,714,316
430,415	Exelon Corp.	12,017,187
333,542	Public Service Enterprise Group, Inc.	13,771,949
398,084	Xcel Energy, Inc.	14,183,732

		81,605,211

	Total Investments (Cost $931,749,314)—99.8%	973,971,543
	Other assets less liabilities—0.2%	1,866,515

	Net Assets—100.0%	$975,838,058

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Industrials	14.1
Information Technology	13.4
Consumer Staples	11.1
Consumer Discretionary	11.1
Financials	10.9
Health Care	10.5
Energy	10.5
Materials	7.3
Utilities	6.9
Telecommunication Services	4.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—11.1%
538	1-800-FLOWERS.COM, Inc., Class A(b)	$5,342
134	2U, Inc.(b)	2,811
214	Abercrombie & Fitch Co., Class A	4,535
185	AMC Entertainment Holdings, Inc., Class A	5,063
243	American Axle & Manufacturing Holdings, Inc.(b)	5,385
294	American Eagle Outfitters, Inc.	4,492
199	American Public Education, Inc.(b)	4,324
120	America’s Car-Mart, Inc.(b)	4,109
415	Apollo Education Group, Inc., Class A(b)	3,013
196	Arctic Cat, Inc.	4,026
57	Asbury Automotive Group, Inc.(b)	4,514
402	Ascena Retail Group, Inc.(b)	5,355
201	Ascent Capital Group, Inc., Series A(b)	4,378
352	Barnes & Noble Education, Inc.(b)	5,192
368	Barnes & Noble, Inc.	4,780
161	Bassett Furniture Industries, Inc.	5,146
308	Beazer Homes USA, Inc.(b)	4,386
451	Belmond Ltd., Class A (United Kingdom)(b)	4,844
438	Big 5 Sporting Goods Corp.	4,008
96	Big Lots, Inc.	4,426
13	Biglari Holdings, Inc.(b)	4,994
109	BJ’s Restaurants, Inc.(b)	4,679
724	Black Diamond, Inc.(b)	4,011
246	Bloomin’ Brands, Inc.	4,175
140	Blue Nile, Inc.(b)	4,774
105	Bob Evans Farms, Inc.	4,543
268	Bojangles’, Inc.(b)	4,457
266	Boot Barn Holdings, Inc.(b)	3,990
289	Boyd Gaming Corp.(b)	5,777
413	Bravo Brio Restaurant Group, Inc.(b)	4,849

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
606	Bridgepoint Education, Inc.(b)	$4,696
72	Bright Horizons Family Solutions, Inc.(b)	4,609
126	Buckle, Inc. (The)	4,465
24	Buffalo Wild Wings, Inc.(b)	3,702
249	Build-A-Bear Workshop, Inc.(b)	3,874
91	Burlington Stores, Inc.(b)	4,375
695	Caesars Acquisition Co., Class A(b)	5,087
656	Caesars Entertainment Corp.(b)	5,281
220	CalAtlantic Group, Inc.(b)	8,380
148	Caleres, Inc.	4,523
544	Callaway Golf Co.	5,413
982	Cambium Learning Group, Inc.(b)	4,723
91	Capella Education Co.	4,109
1,191	Career Education Corp.(b)	4,300
229	Carmike Cinemas, Inc.(b)	5,865
226	Carriage Services, Inc.	4,861
374	Carrols Restaurant Group, Inc.(b)	4,398
137	Cato Corp. (The), Class A	5,173
67	Cavco Industries, Inc.(b)	6,606
2,240	Central European Media Enterprises Ltd., Class A (Bermuda)(b)	4,838
224	Century Communities, Inc.(b)	4,274
86	Cheesecake Factory, Inc. (The)	4,145
633	Chegg, Inc.(b)	4,368
308	Cherokee, Inc.(b)	5,590
289	Chico’s FAS, Inc.	3,994
82	Children’s Place, Inc. (The)	4,401
3,764	Christopher & Banks Corp.(b)	5,495
35	Churchill Downs, Inc.	5,139
170	Chuy’s Holdings, Inc.(b)	4,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
200	Citi Trends, Inc.	$5,314
212	ClubCorp Holdings, Inc.	4,333
311	Collectors Universe, Inc.	5,377
78	Columbia Sportswear Co.	4,278
189	Conn’s, Inc.(b)	3,585
309	Container Store Group, Inc. (The)(b)	3,526
119	Cooper Tire & Rubber Co.	4,973
84	Cooper-Standard Holding, Inc.(b)	5,463
479	Core-Mark Holding Co., Inc.	38,938
37	Cracker Barrel Old Country Store, Inc.	5,086
326	Crocs, Inc.(b)	3,521
915	Crown Media Holdings, Inc., Class A(b)	5,298
183	CSS Industries, Inc.	4,996
383	Culp, Inc.	11,494
6,031	Cumulus Media, Inc., Class A(b)	2,769
27	Daily Journal Corp.(b)	5,527
298	Dana Holding Corp.	5,006
116	Dave & Buster’s Entertainment, Inc.(b)	4,475
81	Deckers Outdoor Corp.(b)	4,508
341	Del Frisco’s Restaurant Group, Inc.(b)	4,593
413	Denny’s Corp.(b)	4,526
808	Destination XL Group, Inc.(b)	4,719
169	DeVry Education Group, Inc.	3,982
197	Diamond Resorts International, Inc.(b)	5,603
51	DineEquity, Inc.	4,256
94	Dorman Products, Inc.(b)	4,388
274	DreamWorks Animation SKG, Inc., Class A(b)	5,546
88	Drew Industries, Inc.	5,265
285	E.W. Scripps Co. (The), Class A	6,287
424	El Pollo Loco Holdings, Inc.(b)	4,868
520	Eldorado Resorts, Inc.(b)	5,148
1,045	Empire Resorts, Inc.(b)	4,849
477	Entercom Communications Corp., Class A(b)	5,266
707	Entravision Communications Corp., Class A	6,193
172	Eros International PLC, Class A(b)	1,921
276	Escalade, Inc.	4,093
168	Ethan Allen Interiors, Inc.	4,571
333	Etsy, Inc.(b)	3,630
1,912	EVINE Live, Inc.(b)	4,933
260	Express, Inc.(b)	5,018
660	Federal-Mogul Holdings Corp.(b)	5,115
631	Fenix Parts, Inc.(b)	4,966
101	Fiesta Restaurant Group, Inc.(b)	3,571
236	Finish Line, Inc. (The), Class A	4,397
137	Five Below, Inc.(b)	4,705
155	Flexsteel Industries, Inc.	6,741
288	Fogo de Chao, Inc.(b)	4,349
312	Fox Factory Holding Corp.(b)	5,538
378	Francesca’s Holdings Corp.(b)	5,371
384	Fred’s, Inc., Class A	5,311
162	FTD Cos., Inc.(b)	4,588
79	Genesco, Inc.(b)	4,949
107	Gentherm, Inc.(b)	5,260
71	G-III Apparel Group Ltd.(b)	3,911
452	Global Eagle Entertainment, Inc.(b)	6,021
123	Grand Canyon Education, Inc.(b)	5,112

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
372	Gray Television, Inc.(b)	$5,911
1,830	Green Brick Partners, Inc.(b)	19,307
59	Group 1 Automotive, Inc.	5,130
215	Guess?, Inc.	4,526
213	Habit Restaurants, Inc. (The), Class A(b)	5,086
1,318	Harte-Hanks, Inc.	5,602
194	Haverty Furniture Cos., Inc.	4,542
51	Helen of Troy Ltd.(b)	5,060
349	Hemisphere Media Group, Inc., Class A(b)	4,722
127	Hibbett Sports, Inc.(b)	4,338
189	Hooker Furniture Corp.	4,691
499	Horizon Global Corp.(b)	4,386
222	Houghton Mifflin Harcourt Co.(b)	4,349
2,425	Hovnanian Enterprises, Inc., Class A(b)	4,996
79	HSN, Inc.	4,886
335	Iconix Brand Group, Inc.(b)	5,132
145	IMAX Corp.(b)	5,567
480	Installed Building Products, Inc.(b)	10,632
151	International Speedway Corp., Class A	5,238
245	Interval Leisure Group, Inc.	4,324
535	Intrawest Resorts Holdings, Inc.(b)	4,794
176	iRobot Corp.(b)	5,282
254	Isle of Capri Casinos, Inc.(b)	4,859
406	J. Alexander’s Holdings, Inc.(b)	3,914
59	Jack in the Box, Inc.	4,397
520	JAKKS Pacific, Inc.(b)	4,118
321	Jamba, Inc.(b)	4,253
226	Johnson Outdoors, Inc., Class A	4,843
654	Journal Media Group, Inc.	8,005
357	K12, Inc.(b)	3,466
324	KB Home	4,244
214	Kirkland’s, Inc.	4,920
265	Kona Grill, Inc.(b)	3,644
311	Krispy Kreme Doughnuts, Inc.(b)	4,258
292	La Quinta Holdings, Inc.(b)	4,424
174	Lands’ End, Inc.(b)	4,294
172	La-Z-Boy, Inc.	4,911
164	LGI Homes, Inc.(b)	4,597
148	Libbey, Inc.	4,979
205	Liberty Tax, Inc., Class A	4,733
200	Liberty TripAdvisor Holdings, Inc., Series A(b)	6,238
545	LifeLock, Inc.(b)	7,635
328	Lifetime Brands, Inc.	5,041
48	Lithia Motors, Inc., Class A	5,635
102	Loral Space & Communications, Inc.(b)	4,560
336	Lumber Liquidators Holdings, Inc.(b)	4,644
185	M/I Homes, Inc.(b)	4,246
330	Malibu Boats, Inc., Class A(b)	4,689
243	Marcus Corp. (The)	5,028
712	Marine Products Corp.	5,034
329	MarineMax, Inc.(b)	5,198
69	Marriott Vacations Worldwide Corp.	4,444
796	Martha Stewart Living Omnimedia, Inc., Class A(b)	4,808
110	Mattress Firm Holding Corp.(b)	4,683
387	MCBC Holdings, Inc.(b)	5,097
169	MDC Holdings, Inc.	4,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
252	MDC Partners, Inc., Class A	$5,237
422	Media General, Inc.(b)	6,271
109	Men’s Wearhouse, Inc. (The)	4,358
102	Meredith Corp.	4,796
122	Meritage Homes Corp.(b)	4,302
235	Metaldyne Performance Group, Inc.	5,128
739	Modine Manufacturing Co.(b)	6,185
259	Monarch Casino & Resort, Inc.(b)	5,682
70	Monro Muffler Brake, Inc.	5,192
1,296	Morgans Hotel Group Co.(b)	4,653
150	Motorcar Parts of America, Inc.(b)	5,049
177	Movado Group, Inc.	4,556
116	NACCO Industries, Inc., Class A	5,200
354	National CineMedia, Inc.	5,027
322	Nautilus, Inc.(b)	5,487
350	New Home Co., Inc. (The)(b)	5,009
314	New Media Investment Group, Inc.	5,055
404	New York Times Co. (The), Class A	5,365
106	Nexstar Broadcasting Group, Inc., Class A	5,642
325	Noodles & Co., Class A(b)	4,800
177	Nutrisystem, Inc.	4,094
288	Ollie’s Bargain Outlet Holdings, Inc.(b)	4,565
80	Outerwall, Inc.	4,800
263	Overstock.com, Inc.(b)	4,119
63	Oxford Industries, Inc.	4,588
68	Papa John’s International, Inc.	4,772
287	Papa Murphy’s Holdings, Inc.(b)	3,963
284	Party City Holdco, Inc.(b)	4,496
278	Penn National Gaming, Inc.(b)	4,965
383	Pep Boys-Manny, Moe & Jack (The)(b)	5,760
337	Performance Sports Group Ltd.(b)	3,869
208	Perry Ellis International, Inc.(b)	4,466
1,909	PetMed Express, Inc.	32,109
618	Pier 1 Imports, Inc.	4,586
133	Pinnacle Entertainment, Inc.(b)	4,656
260	Planet Fitness, Inc., Class A(b)	4,248
65	Pool Corp.	5,300
83	Popeyes Louisiana Kitchen, Inc.(b)	4,685
432	Potbelly Corp.(b)	4,838
372	Reading International, Inc., Class A(b)	5,766
61	Red Robin Gourmet Burgers, Inc.(b)	4,568
368	Regis Corp.(b)	6,079
161	Remy International, Inc.	4,748
188	Rent-A-Center, Inc.	3,457
102	Rentrak Corp.(b)	5,628
53	Restoration Hardware Holdings, Inc.(b)	5,464
743	Ruby Tuesday, Inc.(b)	3,886
291	Ruth’s Hospitality Group, Inc.	4,513
140	Saga Communications, Inc., Class A	6,023
114	Scholastic Corp.	4,659
392	Scientific Games Corp., Class A(b)	4,347
260	SeaWorld Entertainment, Inc.	5,182
215	Select Comfort Corp.(b)	4,558
319	Sequential Brands Group, Inc.(b)	3,991
95	Shake Shack, Inc., Class A(b)	4,329
202	Shoe Carnival, Inc.	4,539

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
129	Shutterfly, Inc.(b)	$5,381
186	Sinclair Broadcast Group, Inc., Class A	5,582
743	Sizmek, Inc.(b)	4,406
801	Skullcandy, Inc.(b)	4,486
268	Smith & Wesson Holding Corp.(b)	4,786
220	Sonic Automotive, Inc., Class A	5,487
192	Sonic Corp.	5,480
140	Sotheby’s	4,851
267	Speedway Motorsports, Inc.	4,931
391	Sportsman’s Warehouse Holdings, Inc.(b)	4,207
470	Stage Stores, Inc.	4,573
135	Standard Motor Products, Inc.	5,974
466	Stein Mart, Inc.	4,129
74	Steiner Leisure Ltd. (Bahamas)(b)	4,689
122	Steven Madden Ltd.(b)	4,252
436	Stoneridge, Inc.(b)	5,533
77	Strattec Security Corp.	4,606
82	Strayer Education, Inc.(b)	4,339
79	Sturm Ruger & Co., Inc.	4,498
252	Superior Industries International, Inc.	4,959
272	Superior Uniform Group, Inc.	4,635
628	Systemax, Inc.(b)	5,822
244	Taylor Morrison Home Corp., Class A(b)	4,497
108	Tenneco, Inc.(b)	6,112
123	Texas Roadhouse, Inc.	4,225
378	Tile Shop Holdings, Inc. (The)(b)	5,485
647	Tilly’s, Inc., Class A(b)	4,717
255	Time, Inc.	4,738
207	Tower International, Inc.(b)	5,686
486	Townsquare Media, Inc., Class A(b)	5,327
350	Travelport Worldwide Ltd.	4,743
336	TRI Pointe Homes, Inc.(b)	4,361
577	Tribune Publishing Co.	5,447
687	Tuesday Morning Corp.(b)	3,717
261	Tumi Holdings, Inc.(b)	4,184
429	Unifi, Inc.(b)	13,123
106	Universal Electronics, Inc.(b)	5,042
1,296	Universal Technical Institute, Inc.	5,508
44	Vail Resorts, Inc.	5,023
373	Vera Bradley, Inc.(b)	4,666
1,232	Vince Holding Corp.(b)	5,606
141	Vitamin Shoppe, Inc.(b)	4,045
651	VOXX International Corp., Class A(b)	3,359
131	Wayfair, Inc., Class A(b)	5,537
200	WCI Communities, Inc.(b)	4,778
733	Weight Watchers International, Inc.(b)	11,274
512	West Marine, Inc.(b)	5,212
180	Weyco Group, Inc.	5,110
206	William Lyon Homes, Class A(b)	4,396
185	Wingstop, Inc.(b)	4,279
47	Winmark Corp.	4,735
247	Winnebago Industries, Inc.	5,185
208	Wolverine World Wide, Inc.	3,863
275	World Wrestling Entertainment, Inc., Class A	4,903
680	ZAGG, Inc.(b)	5,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
126	Zoe’s Kitchen, Inc.(b)	$4,338
300	Zumiez, Inc.(b)	5,244

		1,469,894

	Consumer Staples—11.1%
914	Andersons, Inc. (The)	32,356
842	B&G Foods, Inc.	30,556
146	Boston Beer Co., Inc. (The), Class A(b)	32,060
3,690	Boulder Brands, Inc.(b)	32,693
684	Calavo Growers, Inc.	35,164
550	Cal-Maine Foods, Inc.	29,403
295	Casey’s General Stores, Inc.	31,335
280	Central Garden & Pet Co., Class A(b)	4,726
2,352	Chefs’ Warehouse, Inc. (The)(b)	35,633
166	Coca-Cola Bottling Co. Consolidated	35,061
485	Darling Ingredients, Inc.(b)	4,908
1,799	Dean Foods Co.	32,580
930	Diamond Foods, Inc.(b)	36,847
442	Elizabeth Arden, Inc.(b)	5,543
1,190	Farmer Brothers Co.(b)	33,772
787	Fresh Del Monte Produce, Inc.	35,911
1,351	Fresh Market, Inc. (The)(b)	33,667
3,034	Freshpet, Inc.(b)	29,581
252	HRG Group, Inc.(b)	3,389
717	Ingles Markets, Inc., Class A	35,807
190	Inter Parfums, Inc.	5,248
270	J & J Snack Foods Corp.	33,153
580	John B. Sanfilippo & Son, Inc.	37,538
315	Lancaster Colony Corp.	35,822
1,020	Landec Corp.(b)	12,546
1,138	Medifast, Inc.(b)	31,830
1,121	National Beverage Corp.(b)	42,194
1,388	Natural Grocers by Vitamin Cottage, Inc.(b)	33,243
1,022	Natural Health Trends Corp.	50,344
1,361	Nutraceutical International Corp.(b)	33,344
545	Oil-Dri Corp. of America	17,102
1,956	Omega Protein Corp.(b)	35,599
1,202	Orchids Paper Products Co.	35,231
465	Post Holdings, Inc., Class A(b)	29,886
60	PriceSmart, Inc.	5,159
154	Revlon, Inc., Class A(b)	4,831
457	Sanderson Farms, Inc.	31,766
11	Seaboard Corp.(b)	37,048
1,183	Seneca Foods Corp., Class A(b)	34,520
2,050	Smart & Final Stores, Inc.(b)	30,217
887	Snyder’s-Lance, Inc.	31,524
1,212	SpartanNash Co.	33,815
4,150	SUPERVALU, Inc.(b)	27,265
1,006	Tootsie Roll Industries, Inc., Class A	31,930
381	TreeHouse Foods, Inc.(b)	32,629
627	United Natural Foods, Inc.(b)	31,632
623	Universal Corp.	33,648
231	USANA Health Sciences, Inc.(b)	29,707
1,384	Vector Group Ltd.	33,562
351	WD-40 Co.	33,549
766	Weis Markets, Inc.	31,513

		1,478,387

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—10.5%
1,088	Alon USA Energy, Inc.	$18,224
471	Ardmore Shipping Corp. (Ireland)	6,759
1,269	Atwood Oceanics, Inc.	21,002
4,864	Basic Energy Services, Inc.(b)	18,046
6,763	Bill Barrett Corp.(b)	32,936
4,525	Bonanza Creek Energy, Inc.(b)	25,747
211	Bristow Group, Inc.	7,328
4,804	C&J Energy Services Ltd.(b)	23,972
2,719	Callon Petroleum Co.(b)	23,601
939	CARBO Ceramics, Inc.	16,451
634	Carrizo Oil & Gas, Inc.(b)	23,857
473	Clayton Williams Energy, Inc.(b)	28,177
4,067	Clean Energy Fuels Corp.(b)	22,979
7,568	Cloud Peak Energy, Inc.(b)	22,477
2,388	Contango Oil & Gas Co.(b)	18,268
673	Delek US Holdings, Inc.	18,306
791	DHT Holdings, Inc.	6,217
528	Dorian LPG Ltd.(b)	6,220
1,207	Era Group, Inc.(b)	16,789
3,328	Evolution Petroleum Corp.	22,963
24,502	EXCO Resources, Inc.(b)	27,442
1,066	Exterran Holdings, Inc.	23,175
6,806	Fairmount Santrol Holdings, Inc.(b)	18,172
1,485	Forum Energy Technologies, Inc.(b)	19,676
2,252	Frontline Ltd. (Norway)(b)	7,116
568	GasLog Ltd. (Monaco)	6,572
498	Gener8 Maritime, Inc.(b)	5,179
1,348	Geospace Technologies Corp.(b)	20,705
1,030	Green Plains, Inc.	21,125
858	Gulfmark Offshore, Inc., Class A	5,354
29,476	Halcon Resources Corp.(b)	20,666
3,913	Helix Energy Solutions Group, Inc.(b)	22,617
1,396	Hornbeck Offshore Services, Inc.(b)	18,860
3,936	Jones Energy, Inc., Class A(b)	20,231
953	Matador Resources Co.(b)	24,502
849	Matrix Service Co.(b)	19,272
4,271	McDermott International, Inc.(b)	19,689
973	Natural Gas Services Group, Inc.(b)	21,912
1,666	Navios Maritime Acquisition Corp.	5,964
3,507	Newpark Resources, Inc.(b)	19,850
377	Nordic American Tankers Ltd.	5,761
4,537	Northern Oil and Gas, Inc.(b)	22,867
2,186	Oasis Petroleum, Inc.(b)	25,423
708	Oil States International, Inc.(b)	21,247
2,895	Pacific Ethanol, Inc.(b)	17,399
1,185	Panhandle Oil and Gas, Inc., Class A	21,780
961	Par Pacific Holdings, Inc.(b)	21,911
7,233	Parker Drilling Co.(b)	20,686
1,339	Parsley Energy, Inc., Class A(b)	23,741
369	PDC Energy, Inc.(b)	22,266
1,090	Peabody Energy Corp.	13,941
275	PHI, Inc.(b)	5,236
8,712	Pioneer Energy Services Corp.(b)	20,125
2,285	Renewable Energy Group, Inc.(b)	18,029
389	REX American Resources Corp.(b)	21,360
787	RigNet, Inc.(b)	23,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
2,042	Ring Energy, Inc.(b)	$21,216
989	RSP Permian, Inc.(b)	27,118
3,678	Sanchez Energy Corp.(b)	21,884
65,339	SandRidge Energy, Inc.(b)	24,195
625	Scorpio Tankers, Inc. (Monaco)	5,700
320	SEACOR Holdings, Inc.(b)	18,694
409	SemGroup Corp., Class A	18,630
368	Ship Finance International Ltd. (Norway)	6,289
8,001	Solazyme, Inc.(b)	26,243
3,597	Stone Energy Corp.(b)	20,107
1,937	Synergy Resources Corp.(b)	21,675
863	Teekay Tankers Ltd., Class A (Bermuda)	6,593
2,674	Tesco Corp.	21,392
3,106	TETRA Technologies, Inc.(b)	20,935
403	Tidewater, Inc.	4,977
3,187	Ultra Petroleum Corp.(b)	17,465
1,706	Unit Corp.(b)	21,513
11,888	Uranium Energy Corp.(b)	13,315
820	US Silica Holdings, Inc.	14,809
437	Western Refining, Inc.	18,188
1,419	Westmoreland Coal Co.(b)	10,160

		1,394,878

	Financials—10.9%
99	1st Source Corp.	3,144
100	Acadia Realty Trust REIT	3,289
152	Access National Corp.	3,145
190	AG Mortgage Investment Trust, Inc. REIT	2,890
100	Agree Realty Corp. REIT	3,238
87	Alexander & Baldwin, Inc.	3,283
10	Alexander’s, Inc. REIT	3,949
122	Altisource Portfolio Solutions SA(b)	3,271
185	Altisource Residential Corp. REIT	2,662
201	Ambac Financial Group, Inc.(b)	3,246
74	American Assets Trust, Inc. REIT	3,120
199	American Capital Mortgage Investment Corp. REIT	2,887
130	American Equity Investment Life Holding Co.	3,338
131	American National Bankshares, Inc.	3,301
177	American Residential Properties, Inc. REIT	2,933
107	Ameris Bancorp	3,370
60	AMERISAFE, Inc.	3,284
132	Ames National Corp.	3,300
73	Anchor BanCorp Wisconsin, Inc.(b)	2,994
588	Anworth Mortgage Asset Corp. REIT	2,805
181	Apollo Commercial Real Estate Finance, Inc. REIT	3,006
222	Apollo Residential Mortgage, Inc. REIT	2,857
245	Ares Commercial Real Estate Corp. REIT	3,023
53	Argo Group International Holdings Ltd.	3,314
191	Arlington Asset Investment Corp., Class A	2,645
302	Armada Hoffler Properties, Inc. REIT	3,243
146	ARMOUR Residential REIT, Inc. REIT	2,996
114	Arrow Financial Corp.	3,146
210	Ashford Hospitality Prime, Inc. REIT	3,087
449	Ashford Hospitality Trust, Inc. REIT	3,089
48	Ashford, Inc.(b)	3,084
179	Astoria Financial Corp.	2,857
172	Atlas Financial Holdings, Inc.(b)	3,271

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
220	AV Homes, Inc.(b)	$2,913
137	Baldwin & Lyons, Inc., Class B	3,182
244	Banc of California, Inc.	3,182
49	BancFirst Corp.	3,020
128	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,460
349	Bancorp, Inc. (The)(b)	2,513
127	BancorpSouth, Inc.	3,166
397	Bank Mutual Corp.	2,874
63	Bank of Marin Bancorp	3,350
69	Bank of the Ozarks, Inc.	3,451
247	BankFinancial Corp.	3,045
65	Banner Corp.	3,190
98	Bar Harbor Bankshares	3,464
199	BBCN Bancorp, Inc.	3,341
191	BBX Capital Corp., Class A(b)	3,505
344	Bear State Financial, Inc.(b)	3,767
229	Beneficial Bancorp, Inc.(b)	3,176
109	Berkshire Hills Bancorp, Inc.	3,117
352	BGC Partners, Inc., Class A	3,045
211	Blue Hills Bancorp, Inc.	2,994
258	Bluerock Residential Growth REIT, Inc., Class A REIT	3,024
136	BNC Bancorp	3,053
24	BofI Holding, Inc.(b)	1,920
255	Boston Private Financial Holdings, Inc.	2,922
112	Bridge Bancorp, Inc.	3,216
292	Brookline Bancorp, Inc.	3,314
98	Bryn Mawr Bank Corp.	2,855
145	BSB Bancorp, Inc.(b)	3,189
165	C1 Financial, Inc.(b)	3,414
310	Calamos Asset Management, Inc., Class A	2,911
76	Camden National Corp.	2,971
565	Campus Crest Communities, Inc. REIT	3,746
99	Capital Bank Financial Corp., Class A	3,198
204	Capital City Bank Group, Inc.	3,150
248	Capitol Federal Financial, Inc.	3,219
287	Capstead Mortgage Corp. REIT	2,770
131	Cardinal Financial Corp.	2,978
252	CareTrust REIT, Inc. REIT	2,853
570	Cascade Bancorp(b)	3,198
106	Cash America International, Inc.	3,660
289	CatchMark Timber Trust, Inc., Class A REIT	3,165
99	Cathay General Bancorp	3,099
482	Cedar Realty Trust, Inc. REIT	3,369
209	Centerstate Banks, Inc.	3,047
143	Central Pacific Financial Corp.	3,197
74	Century Bancorp, Inc., Class A	3,289
447	Chambers Street Properties REIT	3,165
245	Charter Financial Corp.	3,209
140	Chatham Lodging Trust REIT	3,205
94	Chemical Financial Corp.	3,189
109	Chesapeake Lodging Trust REIT	3,002
435	CIFC Corp.	3,010
156	Citizens & Northern Corp.	3,090
406	Citizens, Inc., Class A(b)	3,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
61	City Holding Co.	$2,918
214	Clifton Bancorp, Inc.	3,120
167	CNB Financial Corp.	3,103
160	CNO Financial Group, Inc.	3,074
232	CoBiz Financial, Inc.	2,891
106	Cohen & Steers, Inc.	3,243
143	Colony Capital, Inc., Class A REIT	2,909
96	Columbia Banking System, Inc.	3,199
82	Community Bank System, Inc.	3,342
86	Community Trust Bancorp, Inc.	2,964
275	CommunityOne Bancorp(b)	3,558
163	ConnectOne Bancorp, Inc.	2,910
60	Consolidated-Tomoka Land Co.	3,075
642	CorEnergy Infrastructure Trust, Inc. REIT	3,281
59	CoreSite Realty Corp. REIT	3,242
325	Cousins Properties, Inc. REIT	3,263
649	Cowen Group, Inc., Class A(b)	2,732
509	Crawford & Co., Class B	3,054
133	CU Bancorp(b)	3,208
112	CubeSmart REIT	3,116
121	Customers Bancorp, Inc.(b)	3,327
178	CVB Financial Corp.	3,106
94	CyrusOne, Inc. REIT	3,316
407	CYS Investments, Inc. REIT	3,142
90	DCT Industrial Trust, Inc. REIT	3,341
18	Diamond Hill Investment Group, Inc.	3,601
270	DiamondRock Hospitality Co. REIT	3,154
177	Dime Community Bancshares, Inc.	3,071
217	Donegal Group, Inc., Class A	3,071
118	DuPont Fabros Technology, Inc. REIT	3,787
450	Dynex Capital, Inc. REIT	2,983
67	Eagle Bancorp, Inc.(b)	3,189
189	Easterly Government Properties, Inc. REIT	3,304
56	EastGroup Properties, Inc. REIT	3,145
95	Education Realty Trust, Inc. REIT	3,411
223	eHealth, Inc.(b)	2,665
130	EMC Insurance Group, Inc.	3,250
135	Employers Holdings, Inc.	3,573
77	Encore Capital Group, Inc.(b)	3,134
280	Enova International, Inc.(b)	3,640
20	Enstar Group Ltd. (Bermuda)(b)	3,156
144	Enterprise Bancorp, Inc.	3,344
122	Enterprise Financial Services Corp.	3,460
57	EPR Properties REIT	3,238
126	Equity One, Inc. REIT	3,349
118	Essent Group Ltd.(b)	2,844
153	EverBank Financial Corp.	2,641
57	Evercore Partners, Inc., Class A	3,078
467	EZCORP, Inc., Class A(b)	3,110
235	F.N.B. Corp.	3,165
120	Farmers Capital Bank Corp.(b)	3,254
51	FBL Financial Group, Inc., Class A	3,208
93	FCB Financial Holdings, Inc., Class A(b)	3,307
110	Federal Agricultural Mortgage Corp., Class C	3,230
137	Federated National Holding Co.	4,218
408	FelCor Lodging Trust, Inc. REIT	3,284

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
126	Fidelity & Guaranty Life	$3,364
141	Fidelity Southern Corp.	2,954
399	Fifth Street Asset Management, Inc., Class A	2,338
96	Financial Engines, Inc.	3,087
122	Financial Institutions, Inc.	3,187
77	First American Financial Corp.	2,936
835	First BanCorp(b)	3,165
161	First Bancorp, Inc.	3,402
178	First Bancorp/Southern Pines NC	3,298
156	First Busey Corp.	3,256
130	First Business Financial Services, Inc.	3,204
73	First Cash Financial Services, Inc.(b)	2,785
14	First Citizens BancShares, Inc., Class A	3,586
333	First Commonwealth Financial Corp.	3,060
171	First Community Bancshares, Inc.	3,288
187	First Connecticut Bancorp, Inc.	3,250
83	First Defiance Financial Corp.	3,179
161	First Financial Bancorp	3,104
96	First Financial Bankshares, Inc.	3,193
94	First Financial Corp.	3,221
146	First Industrial Realty Trust, Inc. REIT	3,165
108	First Interstate BancSystem, Inc., Class A	3,063
116	First Merchants Corp.	3,043
171	First Midwest Bancorp, Inc.	3,047
89	First NBC Bank Holding Co.(b)	3,310
114	First of Long Island Corp. (The)	3,166
274	First Potomac Realty Trust REIT	3,230
169	FirstMerit Corp.	3,175
146	Flagstar Bancorp, Inc.(b)	3,247
151	Flushing Financial Corp.	3,177
222	FNFV Group(b)	2,495
225	Forestar Group, Inc.(b)	3,184
176	Fox Chase Bancorp, Inc.	3,082
134	Franklin Financial Network, Inc.(b)	3,593
281	Franklin Street Properties Corp. REIT	2,928
100	FRP Holdings, Inc.(b)	3,300
250	Fulton Financial Corp.	3,355
406	Gain Capital Holdings, Inc.	3,025
54	GAMCO Investors, Inc., Class A	3,115
99	Geo Group, Inc. (The) REIT	3,195
104	German American Bancorp, Inc.	3,258
193	Getty Realty Corp. REIT	3,258
114	Glacier Bancorp, Inc.	3,119
218	Gladstone Commercial Corp. REIT	3,490
113	Global Indemnity PLC, Class A(b)	3,210
186	Government Properties Income Trust REIT	3,028
138	Gramercy Property Trust, Inc. REIT	3,130
235	Great Ajax Corp. REIT	3,039
73	Great Southern Bancorp, Inc.	3,528
119	Great Western Bancorp, Inc.	3,363
262	Green Bancorp, Inc.(b)	3,209
167	Green Dot Corp., Class A(b)	3,096
98	Greenhill & Co., Inc.	2,530
132	Greenlight Capital Re Ltd., Class A(b)	2,899
185	Guaranty Bancorp	3,049
267	Hallmark Financial Services, Inc.(b)	3,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,599	Hampton Roads Bankshares, Inc.(b)	$2,958
111	Hancock Holding Co.	3,064
119	Hanmi Financial Corp.	3,034
168	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,026
194	Hatteras Financial Corp. REIT	2,776
79	HCI Group, Inc.	3,445
122	Healthcare Realty Trust, Inc. REIT	3,216
84	Heartland Financial USA, Inc.	3,095
255	Heritage Commerce Corp.	2,698
157	Heritage Financial Corp.	2,892
162	Heritage Insurance Holdings, Inc.(b)	3,583
371	Heritage Oaks Bancorp	3,268
130	Hersha Hospitality Trust REIT	3,121
84	HFF, Inc., Class A	2,900
78	Highwoods Properties, Inc. REIT	3,389
151	Hilltop Holdings, Inc.(b)	3,166
26	Hingham Institution for Savings	3,313
75	Home BancShares, Inc.	3,219
130	HomeStreet, Inc.(b)	2,721
164	HomeTrust Bancshares, Inc.(b)	3,106
87	Horace Mann Educators Corp.	2,979
121	Horizon Bancorp	3,158
141	Houlihan Lokey, Inc., Class A(b)	3,089
104	Hudson Pacific Properties, Inc. REIT	2,971
52	IBERIABANK Corp.	3,153
177	Impac Mortgage Holdings, Inc.(b)	3,956
232	Independence Holding Co.	3,146
391	Independence Realty Trust, Inc. REIT	3,065
65	Independent Bank Corp./MA	3,038
207	Independent Bank Corp./MI	2,997
78	Independent Bank Group, Inc.	3,038
37	Infinity Property & Casualty Corp.	2,979
122	InfraREIT, Inc. REIT(b)	2,913
368	Inland Real Estate Corp. REIT	3,257
121	International Bancshares Corp.	3,261
122	INTL FCStone, Inc.(b)	3,903
252	Invesco Mortgage Capital, Inc. REIT(c)	3,037
219	Investment Technology Group, Inc.	3,506
246	Investors Bancorp, Inc.	3,077
402	Investors Real Estate Trust REIT	3,264
232	iStar, Inc. REIT(b)	3,002
110	James River Group Holdings Ltd.	3,237
216	Janus Capital Group, Inc.	3,354
603	JG Wentworth Co. (The), Class A(b)	3,087
64	Kansas City Life Insurance Co.	3,138
273	KCG Holdings, Inc., Class A(b)	3,410
261	Kearny Financial Corp.	3,119
85	Kemper Corp.	3,036
129	Kennedy-Wilson Holdings, Inc.	3,163
126	Kite Realty Group Trust REIT	3,328
200	Ladder Capital Corp., Class A REIT	2,852
1,367	Ladenburg Thalmann Financial Services, Inc.(b)	3,472
276	Lakeland Bancorp, Inc.	3,210
70	Lakeland Financial Corp.	3,145
104	LaSalle Hotel Properties REIT	3,059

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
100	LegacyTexas Financial Group, Inc.	$2,870
31	LendingTree, Inc.(b)	3,762
365	Lexington Realty Trust REIT	3,227
153	Live Oak Bancshares, Inc.	2,194
70	LTC Properties, Inc. REIT	2,999
154	Mack-Cali Realty Corp. REIT	3,351
219	Maiden Holdings Ltd.	3,405
146	MainSource Financial Group, Inc.	3,159
65	Marcus & Millichap, Inc.(b)	2,832
34	MarketAxess Holdings, Inc.	3,445
378	Marlin Business Services Corp.	6,675
92	MB Financial, Inc.	2,966
472	MBIA, Inc.(b)	3,545
262	Medical Properties Trust, Inc. REIT	2,961
426	Medley Management, Inc., Class A	3,127
150	Mercantile Bank Corp.	3,309
103	Merchants Bancshares, Inc.	3,247
225	Meridian Bancorp, Inc.	3,159
71	Meta Financial Group, Inc.	3,059
103	Metro Bancorp, Inc.	3,191
320	MGIC Investment Corp.(b)	3,008
102	MidWestOne Financial Group, Inc.	3,125
110	Moelis & Co., Class A	3,243
317	Monmouth Real Estate Investment Corp. REIT	3,300
323	Monogram Residential Trust, Inc. REIT	3,185
150	National Bank Holdings Corp., Class A	3,309
98	National Bankshares, Inc.	3,200
128	National Commerce Corp.(b)	3,214
153	National General Holdings Corp.	3,016
51	National Health Investors, Inc. REIT	2,996
114	National Interstate Corp.	3,272
256	National Penn Bancshares, Inc.	3,082
217	National Storage Affiliates Trust REIT	3,264
14	National Western Life Group, Inc., Class A	3,612
207	Nationstar Mortgage Holdings, Inc.(b)	2,747
38	Navigators Group, Inc. (The)(b)	3,243
113	NBT Bancorp, Inc.	3,176
83	Nelnet, Inc., Class A	2,970
217	New Residential Investment Corp. REIT	2,632
270	New Senior Investment Group, Inc. REIT	2,705
482	New York Mortgage Trust, Inc. REIT	2,738
294	New York REIT, Inc. REIT	3,352
356	NewBridge Bancorp, Class A	4,026
351	NewStar Financial, Inc.(b)	3,703
223	NexPoint Residential Trust, Inc. REIT	2,939
384	NMI Holdings, Inc., Class A(b)	2,888
199	Northfield Bancorp, Inc.	3,049
232	Northwest Bancshares, Inc.	3,123
176	OceanFirst Financial Corp.	3,249
437	Ocwen Financial Corp.(b)	3,055
330	OFG Bancorp	3,039
218	Old National Bancorp	3,052
488	Old Second Bancorp, Inc.(b)	3,270
204	OM Asset Management PLC	3,097
321	On Deck Capital, Inc.(b)	3,056
139	One Liberty Properties, Inc. REIT	3,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
215	OneBeacon Insurance Group Ltd., Class A	$3,094
147	Oppenheimer Holdings, Inc., Class A	2,697
80	Opus Bank	2,980
316	Orchid Island Capital, Inc. REIT	2,806
192	Oritani Financial Corp.	3,057
231	Pacific Continental Corp.	3,313
151	Pacific Premier Bancorp, Inc.(b)	3,224
34	Park National Corp.	3,084
441	Park Sterling Corp.	3,197
192	Parkway Properties, Inc. REIT	3,212
373	Patriot National, Inc.(b)	4,737
144	Peapack-Gladstone Financial Corp.	3,256
84	Pebblebrook Hotel Trust REIT	2,871
74	Penns Woods Bancorp, Inc.	3,297
156	Pennsylvania Real Estate Investment Trust REIT	3,507
183	PennyMac Financial Services, Inc., Class A(b)	3,027
188	PennyMac Mortgage Investment Trust REIT	2,749
143	Peoples Bancorp, Inc.	2,740
86	Peoples Financial Services Corp.	3,502
182	People’s Utah Bancorp	2,996
394	PHH Corp.(b)	5,792
198	Physicians Realty Trust REIT	3,164
291	PICO Holdings, Inc.(b)	2,811
61	Pinnacle Financial Partners, Inc.	3,210
81	Piper Jaffray Cos.(b)	2,881
103	Potlatch Corp. REIT	3,218
57	PRA Group, Inc.(b)	3,124
281	Preferred Apartment Communities, Inc., Class A REIT	3,077
94	Preferred Bank	3,112
69	Primerica, Inc.	3,286
79	PrivateBancorp, Inc.	3,305
62	Prosperity Bancshares, Inc.	3,186
154	Provident Financial Services, Inc.	3,129
39	PS Business Parks, Inc. REIT	3,346
366	Pzena Investment Management, Inc., Class A	3,488
138	QCR Holdings, Inc.	3,144
71	QTS Realty Trust, Inc., Class A REIT	3,054
186	Radian Group, Inc.	2,691
558	RAIT Financial Trust REIT	2,706
199	Ramco-Gershenson Properties Trust REIT	3,343
2,651	RCS Capital Corp., Class A(b)	2,010
83	RE/MAX Holdings, Inc., Class A	3,127
209	Redwood Trust, Inc. REIT	2,776
196	Regional Management Corp.(b)	3,197
93	Renasant Corp.	3,221
125	Republic Bancorp, Inc., Class A	3,179
434	Resource America, Inc., Class A	3,337
226	Resource Capital Corp. REIT	2,902
181	Retail Opportunity Investments Corp. REIT	3,282
220	Rexford Industrial Realty, Inc. REIT	3,333
55	RLI Corp.	3,347
117	RLJ Lodging Trust REIT	2,936
193	Rouse Properties, Inc. REIT	3,395
60	Ryman Hospitality Properties, Inc. REIT	3,156
92	S&T Bancorp, Inc.	2,933

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
125	Sabra Health Care REIT, Inc. REIT	$2,835
180	Safeguard Scientifics, Inc.(b)	3,195
55	Safety Insurance Group, Inc.	3,187
116	Sandy Spring Bancorp, Inc.	3,190
58	Saul Centers, Inc. REIT	3,252
205	Seacoast Banking Corp. of Florida(b)	3,173
159	Select Income REIT	3,212
95	Selective Insurance Group, Inc.	3,467
73	ServisFirst Bancshares, Inc.	3,094
184	Sierra Bancorp	2,983
184	Silver Bay Realty Trust Corp. REIT	2,981
64	Simmons First National Corp., Class A	3,299
40	South State Corp.	3,100
111	Southside Bancshares, Inc.	2,986
188	Southwest Bancorp, Inc.	3,179
32	Sovran Self Storage, Inc. REIT	3,196
168	St. Joe Co. (The)(b)	3,330
167	STAG Industrial, Inc., Class A REIT	3,427
122	Starwood Waypoint Residential Trust REIT	3,001
126	State Auto Financial Corp.	3,005
146	State Bank Financial Corp.	3,124
348	State National Cos., Inc.	3,142
186	Sterling Bancorp	2,863
77	Stewart Information Services Corp.	3,093
68	Stifel Financial Corp.(b)	3,021
84	Stock Yards Bancorp, Inc.	3,165
95	Stonegate Bank	2,965
407	Stonegate Mortgage Corp.(b)	2,332
143	STORE Capital Corp. REIT	3,242
218	Strategic Hotels & Resorts, Inc. REIT(b)	3,074
108	Suffolk Bancorp	3,228
253	Summit Hotel Properties, Inc. REIT	3,309
159	Sun Bancorp, Inc.(b)	3,182
45	Sun Communities, Inc. REIT	3,016
226	Sunstone Hotel Investors, Inc. REIT	3,268
96	Symetra Financial Corp.	3,046
186	Talmer Bancorp, Inc., Class A	3,129
139	Tejon Ranch Co.(b)	3,132
151	Terreno Realty Corp. REIT	3,379
116	Territorial Bancorp, Inc.	3,234
57	Texas Capital Bancshares, Inc.(b)	3,146
222	Third Point Reinsurance Ltd. (Bermuda)(b)	3,035
445	Tiptree Financial, Inc., Class A	3,013
56	Tompkins Financial Corp.	3,040
157	TowneBank	3,369
124	TriCo Bancshares	3,269
242	TriState Capital Holdings, Inc.(b)	3,023
182	Triumph Bancorp, Inc.(b)	3,038
508	TrustCo Bank Corp. NY	3,165
131	Trustmark Corp.	3,148
60	UMB Financial Corp.	2,945
322	UMH Properties, Inc. REIT	3,185
184	Umpqua Holdings Corp.	3,073
126	Union Bankshares Corp.	3,156
81	United Bankshares, Inc.	3,204
148	United Community Banks, Inc.	2,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
603	United Community Financial Corp.	$3,304
169	United Development Funding IV REIT	2,907
231	United Financial Bancorp, Inc.	2,998
86	United Fire Group, Inc.	3,198
237	United Insurance Holdings Corp.	3,915
63	Universal Health Realty Income Trust REIT	3,130
108	Universal Insurance Holdings, Inc.	3,407
159	Univest Corp. of Pennsylvania	3,131
142	Urban Edge Properties REIT	3,371
160	Urstadt Biddle Properties, Inc., Class A REIT	3,216
311	Valley National Bancorp	3,265
129	Virtu Financial, Inc., Class A	3,122
33	Virtus Investment Partners, Inc.	3,862
115	Walker & Dunlop, Inc.(b)	3,336
168	Walter Investment Management Corp.(b)	2,009
121	Washington REIT	3,268
133	Washington Federal, Inc.	3,317
79	Washington Trust Bancorp, Inc.	3,065
225	Waterstone Financial, Inc.	2,997
85	Webster Financial Corp.	3,153
96	WesBanco, Inc.	3,134
165	West Bancorporation, Inc.	3,260
67	Westamerica Bancorp.	2,962
96	Western Alliance Bancorp(b)	3,432
230	Western Asset Mortgage Capital Corp. REIT	2,627
57	Westwood Holdings Group, Inc.	3,312
258	Whitestone REIT	3,189
277	Wilshire Bancorp, Inc.	2,961
57	Wintrust Financial Corp.	2,878
178	WisdomTree Investments, Inc.	3,423
110	World Acceptance Corp.(b)	4,194
107	WSFS Financial Corp.	3,399
166	Xenia Hotels & Resorts, Inc. REIT	2,878
141	Yadkin Financial Corp.	3,321
327	ZAIS Group Holdings, Inc., Class A(b)	3,398

		1,443,347

	Health Care—10.5%
155	AAC Holdings, Inc.(b)	3,596
84	Abaxis, Inc.	4,218
858	Abeona Therapeutics, Inc.(b)	3,389
45	ABIOMED, Inc.(b)	3,315
115	ACADIA Pharmaceuticals, Inc.(b)	4,004
228	Accelerate Diagnostics, Inc.(b)	3,824
144	Acceleron Pharma, Inc.(b)	4,494
701	Accuray, Inc.(b)	4,697
442	Aceto Corp.	13,331
518	Achillion Pharmaceuticals, Inc.(b)	4,051
141	Acorda Therapeutics, Inc.(b)	5,082
221	Adamas Pharmaceuticals, Inc.(b)	3,262
120	Addus HomeCare Corp.(b)	2,998
41	Adeptus Health, Inc., Class A(b)	2,660
193	Aduro Biotech, Inc.(b)	5,213
285	Advaxis, Inc.(b)	3,161
257	Aegerion Pharmaceuticals, Inc.(b)	3,773
187	Aerie Pharmaceuticals, Inc.(b)	4,265
566	Affimed BV (Germany)(b)	3,588

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
442	Affymetrix, Inc.(b)	$4,066
780	Agenus, Inc.(b)	3,557
564	Agile Therapeutics, Inc.(b)	4,478
161	Aimmune Therapeutics, Inc.(b)	2,423
107	Air Methods Corp.(b)	4,380
372	Akebia Therapeutics, Inc.(b)	3,318
214	Albany Molecular Research, Inc.(b)	3,861
116	Alder Biopharmaceuticals, Inc.(b)	3,710
1,763	Alimera Sciences, Inc.(b)	5,307
391	Alliance HealthCare Services, Inc.(b)	3,308
91	Almost Family, Inc.(b)	3,766
90	AMAG Pharmaceuticals, Inc.(b)	3,600
96	Amedisys, Inc.(b)	3,800
277	Amicus Therapeutics, Inc.(b)	2,077
109	AMN Healthcare Services, Inc.(b)	3,092
345	Amphastar Pharmaceuticals, Inc.(b)	4,085
48	AmSurg Corp.(b)	3,364
33	Anacor Pharmaceuticals, Inc.(b)	3,710
46	Analogic Corp.	4,031
278	AngioDynamics, Inc.(b)	3,497
91	ANI Pharmaceuticals, Inc.(b)	3,807
120	Anika Therapeutics, Inc.(b)	4,622
2,160	Antares Pharma, Inc.(b)	2,981
523	Anthera Pharmaceuticals, Inc.(b)	3,018
302	Applied Genetic Technologies Corp.(b)	3,624
368	Aratana Therapeutics, Inc.(b)	2,572
196	Ardelyx, Inc.(b)	3,210
1,755	Arena Pharmaceuticals, Inc.(b)	3,317
583	ARIAD Pharmaceuticals, Inc.(b)	3,988
797	Array BioPharma, Inc.(b)	4,081
541	Arrowhead Research Corp.(b)	2,786
383	Assembly Biosciences, Inc.(b)	3,677
847	Asterias Biotherapeutics, Inc.(b)	3,879
98	Atara Biotherapeutics, Inc.(b)	2,525
196	AtriCure, Inc.(b)	3,631
12	Atrion Corp.	4,428
296	aTyr Pharma, Inc.(b)	3,688
431	Avalanche Biotechnologies, Inc.(b)	3,633
268	Axovant Sciences Ltd.(b)	3,267
237	Bellicum Pharmaceuticals, Inc.(b)	2,965
352	BioCryst Pharmaceuticals, Inc.(b)	3,164
649	BioDelivery Sciences International, Inc.(b)	3,492
1,728	BioScrip, Inc.(b)	3,404
80	BioSpecifics Technologies Corp.(b)	4,673
307	BioTelemetry, Inc.(b)	3,997
1,123	BioTime, Inc.(b)	4,234
183	Blueprint Medicines Corp.(b)	3,676
652	Calithera Biosciences, Inc.(b)	5,568
89	Cambrex Corp.(b)	4,091
76	Cantel Medical Corp.	4,505
183	Capital Senior Living Corp.(b)	4,139
243	Cara Therapeutics, Inc.(b)	3,443
908	Carbylan Therapeutics, Inc.(b)	3,269
219	Cardiovascular Systems, Inc.(b)	3,000
855	Castlight Health, Inc., Class B(b)	4,326
498	Catabasis Pharmaceuticals, Inc.(b)	3,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
152	Catalent, Inc.(b)	$4,040
1,043	Catalyst Pharmaceuticals, Inc.(b)	3,296
323	Celldex Therapeutics, Inc.(b)	3,895
222	Cellular Biomedicine Group, Inc.(b)	4,662
119	Cempra, Inc.(b)	2,642
83	Cepheid, Inc.(b)	2,772
772	Cerus Corp.(b)	3,682
29	Chemed Corp.	4,561
652	ChemoCentryx, Inc.(b)	4,557
174	Chiasma, Inc.(b)	3,957
92	Chimerix, Inc.(b)	3,605
291	Cidara Therapeutics, Inc.(b)	3,963
154	Civitas Solutions, Inc.(b)	3,962
42	Clovis Oncology, Inc.(b)	4,196
170	Coherus Biosciences, Inc.(b)	4,734
185	Collegium Pharmaceutical, Inc.(b)	3,398
91	Computer Programs & Systems, Inc.	3,459
206	Concert Pharmaceuticals, Inc.(b)	4,678
231	ConforMIS, Inc.(b)	4,521
81	CONMED Corp.	3,285
971	Corcept Therapeutics, Inc.(b)	3,583
1,156	Corindus Vascular Robotics, Inc.(b)	3,699
447	Corium International, Inc.(b)	3,102
1,624	CorMedix, Inc.(b)	4,125
116	CorVel Corp.(b)	3,851
254	Cross Country Healthcare, Inc.(b)	3,429
399	CryoLife, Inc.	4,205
2,536	CTI BioPharma Corp.(b)	3,373
1,771	Curis, Inc.(b)	3,613
293	Cutera, Inc.(b)	3,976
124	Cynosure, Inc., Class A(b)	4,667
582	Cytokinetics, Inc.(b)	5,011
1,573	CytRx Corp.(b)	4,373
173	Depomed, Inc.(b)	3,027
150	Dermira, Inc.(b)	4,048
405	Dicerna Pharmaceuticals, Inc.(b)	4,058
973	Diplomat Pharmacy, Inc.(b)	27,351
1,846	Durect Corp.(b)	3,766
193	Dyax Corp.(b)	5,313
148	Dynavax Technologies Corp.(b)	3,361
57	Eagle Pharmaceuticals, Inc.(b)	3,631
134	Emergent Biosolutions, Inc.(b)	4,308
109	Enanta Pharmaceuticals, Inc.(b)	3,062
303	EndoChoice Holdings, Inc.(b)	3,127
797	Endocyte, Inc.(b)	4,097
336	Endologix, Inc.(b)	2,869
82	Ensign Group, Inc. (The)	3,457
196	Entellus Medical, Inc.(b)	3,330
220	Epizyme, Inc.(b)	2,880
100	Esperion Therapeutics, Inc.(b)	2,400
302	Evolent Health, Inc., Class A(b)	3,881
208	Exact Sciences Corp.(b)	1,733
211	Exactech, Inc.(b)	3,593
137	ExamWorks Group, Inc.(b)	3,869
665	Exelixis, Inc.(b)	4,003
794	Fibrocell Science, Inc.(b)	3,033

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
159	FibroGen, Inc.(b)	$3,706
225	Five Prime Therapeutics, Inc.(b)	7,234
1,375	Five Star Quality Care, Inc.(b)	4,496
321	Flex Pharma, Inc.(b)	3,637
207	Flexion Therapeutics, Inc.(b)	3,411
427	Fluidigm Corp.(b)	4,616
479	Foamix Pharmaceuticals Ltd. (Israel)(b)	3,415
198	Foundation Medicine, Inc.(b)	4,439
2,383	Galena Biopharma, Inc.(b)	4,003
640	Genesis Healthcare, Inc., Class A(b)	3,174
468	GenMark Diagnostics, Inc.(b)	2,976
451	Genocea Biosciences, Inc.(b)	2,160
177	Genomic Health, Inc.(b)	3,703
1,289	Geron Corp.(b)	4,473
159	Glaukos Corp.(b)	3,186
88	Global Blood Therapeutics, Inc.(b)	4,103
178	Globus Medical, Inc., Class A(b)	3,978
69	Greatbatch, Inc.(b)	3,688
114	Haemonetics Corp.(b)	3,851
245	Halozyme Therapeutics, Inc.(b)	3,834
134	Halyard Health, Inc.(b)	3,977
269	Hanger, Inc.(b)	3,879
983	Harvard Bioscience, Inc.(b)	2,890
132	HealthEquity, Inc.(b)	4,318
102	HealthSouth Corp.	3,553
204	HealthStream, Inc.(b)	4,857
340	Healthways, Inc.(b)	4,002
72	HeartWare International, Inc.(b)	3,110
129	Heron Therapeutics, Inc.(b)	3,537
122	Heska Corp.(b)	3,753
435	HMS Holdings Corp.(b)	4,581
36	ICU Medical, Inc.(b)	3,959
1,107	Idera Pharmaceuticals, Inc.(b)	3,055
293	Ignyta, Inc.(b)	3,000
304	Immune Design Corp.(b)	3,952
377	ImmunoGen, Inc.(b)	4,411
2,313	Immunomedics, Inc.(b)	6,916
97	Impax Laboratories, Inc.(b)	3,359
222	Imprivata, Inc.(b)	2,395
94	INC Research Holdings, Inc., Class A(b)	3,921
469	Infinity Pharmaceuticals, Inc.(b)	4,854
78	Inogen, Inc.(b)	3,334
598	Inovio Pharmaceuticals, Inc.(b)	3,785
193	Insmed, Inc.(b)	3,829
144	Insulet Corp.(b)	4,306
135	Insys Therapeutics, Inc.(b)	3,478
62	Integra LifeSciences Holdings Corp.(b)	3,693
187	Intersect ENT, Inc.(b)	3,583
95	Intra-Cellular Therapies, Inc. (b)	4,546
254	Invacare Corp.	4,389
471	Invitae Corp.(b)	3,589
402	InVivo Therapeutics Holdings Corp.(b)	2,919
277	Invuity, Inc.(b)	3,720
50	IPC Healthcare, Inc.(b)	3,925
151	iRadimed Corp.(b)	4,002
381	Ironwood Pharmaceuticals, Inc., Class A(b)	4,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
210	K2M Group Holdings, Inc.(b)	$3,833
312	Karyopharm Therapeutics, Inc.(b)	4,165
1,083	Keryx Biopharmaceuticals, Inc.(b)	4,852
219	Kindred Healthcare, Inc.	2,935
69	Kite Pharma, Inc.(b)	4,695
129	La Jolla Pharmaceutical Co.(b)	3,224
106	Landauer, Inc.	4,186
79	Lannett Co., Inc.(b)	3,537
684	Lantheus Holdings, Inc.(b)	2,052
115	LDR Holding Corp.(b)	2,910
294	LeMaitre Vascular, Inc.	3,916
352	Lexicon Pharmaceuticals, Inc.(b)	3,348
82	LHC Group, Inc.(b)	3,695
43	Ligand Pharmaceuticals, Inc.(b)	3,885
637	Lion Biotechnologies, Inc.(b)	4,121
59	LivaNova PLC (Italy)(b)	3,911
185	Loxo Oncology, Inc.(b)	4,325
224	Luminex Corp.(b)	4,077
164	MacroGenics, Inc.(b)	5,095
69	Magellan Health, Inc.(b)	3,685
1,213	MannKind Corp.(b)	4,015
98	Masimo Corp.(b)	3,889
195	MedAssets, Inc.(b)	4,618
466	Medgenics, Inc. (Israel)(b)	3,052
97	Medicines Co. (The)(b)	3,321
89	Medidata Solutions, Inc.(b)	3,827
230	Meridian Bioscience, Inc.	4,372
163	Merit Medical Systems, Inc.(b)	3,022
437	Merrimack Pharmaceuticals, Inc.(b)	4,082
393	MiMedx Group, Inc.(b)	2,861
123	Mirati Therapeutics, Inc.(b)	4,352
55	Molina Healthcare, Inc.(b)	3,410
233	Momenta Pharmaceuticals, Inc.(b)	3,824
102	Myriad Genetics, Inc.(b)	4,118
247	NanoString Technologies, Inc.(b)	3,584
244	NantKwest, Inc.(b)	2,904
304	Natera, Inc.(b)	2,508
63	National Healthcare Corp.	4,113
327	National Research Corp., Class A	5,013
96	Natus Medical, Inc.(b)	4,371
1,763	Navidea Biopharmaceuticals, Inc.(b)	3,561
329	Nektar Therapeutics(b)	3,905
81	Neogen Corp.(b)	4,378
643	NeoGenomics, Inc.(b)	4,533
205	Neos Therapeutics, Inc.(b)	2,903
96	Neurocrine Biosciences, Inc.(b)	4,713
80	Nevro Corp.(b)	3,262
82	NewLink Genetics Corp.(b)	3,138
287	Nivalis Therapeutics, Inc.(b)	2,302
797	Nobilis Health Corp.(b)	2,248
588	Northwest Biotherapeutics, Inc.(b)	2,869
456	Novavax, Inc.(b)	3,078
76	NuVasive, Inc.(b)	3,584
231	NxStage Medical, Inc.(b)	3,860
995	Ocata Therapeutics, Inc.(b)	4,378
255	Ocular Therapeutix, Inc.(b)	2,201

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
333	Omeros Corp.(b)	$4,172
127	Omnicell, Inc.(b)	3,454
266	OncoMed Pharmaceuticals, Inc.(b)	5,323
1,276	Oncothyreon, Inc.(b)	3,777
100	Ophthotech Corp.(b)	4,993
780	OraSure Technologies, Inc.(b)	4,056
1,890	Orexigen Therapeutics, Inc.(b)	5,746
1,181	Organovo Holdings, Inc.(b)	3,555
115	Orthofix International NV(b)	3,916
218	Osiris Therapeutics, Inc.	3,713
183	Otonomy, Inc.(b)	3,960
239	OvaScience, Inc.(b)	3,100
120	Owens & Minor, Inc.	4,302
306	Oxford Immunotec Global PLC(b)	3,837
983	Pacific Biosciences of California, Inc.(b)	6,979
83	Pacira Pharmaceuticals, Inc.(b)	4,146
173	Paratek Pharmaceuticals, Inc.(b)	3,003
60	PAREXEL International Corp.(b)	3,787
753	PDL BioPharma, Inc.	3,449
3,931	Peregrine Pharmaceuticals, Inc.(b)	4,403
1,184	Pernix Therapeutics Holdings, Inc.(b)	3,327
241	Pfenex, Inc.(b)	4,357
126	PharMerica Corp.(b)	3,600
122	Phibro Animal Health Corp., Class A	4,070
90	Portola Pharmaceuticals, Inc.(b)	4,285
514	POZEN, Inc.(b)	3,007
95	PRA Health Sciences, Inc.(b)	3,329
127	Press Ganey Holdings, Inc.(b)	3,980
85	Prestige Brands Holdings, Inc.(b)	4,166
609	Progenics Pharmaceuticals, Inc.(b)	4,470
288	Proteon Therapeutics, Inc.(b)	3,946
77	Prothena Corp. PLC (Ireland)(b)	3,966
85	Providence Service Corp. (The)(b)	4,390
134	PTC Therapeutics, Inc.(b)	3,333
309	Quality Systems, Inc.	4,341
199	Quidel Corp.(b)	3,825
58	Radius Health, Inc.(b)	3,725
693	RadNet, Inc.(b)	4,581
663	Raptor Pharmaceutical Corp.(b)	3,613
532	Regulus Therapeutics, Inc.(b)	3,538
193	Relypsa, Inc.(b)	3,086
116	Repligen Corp.(b)	3,856
180	Retrophin, Inc.(b)	3,443
146	Revance Therapeutics, Inc.(b)	5,719
1,435	Rigel Pharmaceuticals, Inc.(b)	3,645
455	Rockwell Medical, Inc.(b)	5,269
691	RTI Surgical, Inc.(b)	2,906
83	Sage Therapeutics, Inc.(b)	4,169
235	Sagent Pharmaceuticals, Inc.(b)	3,950
616	Sangamo BioSciences, Inc.(b)	4,343
108	Sarepta Therapeutics, Inc.(b)	2,598
575	SciClone Pharmaceuticals, Inc.(b)	4,382
231	SeaSpine Holdings Corp.(b)	3,483
477	Second Sight Medical Products, Inc.(b)	2,805
342	Select Medical Holdings Corp.	3,865
2,037	Sequenom, Inc.(b)	3,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
103	Seres Therapeutics, Inc.(b)	$3,053
390	Sientra, Inc.(b)	1,466
423	Sorrento Therapeutics, Inc.(b)	3,655
85	Spark Therapeutics, Inc.(b)	4,582
314	Spectranetics Corp. (The)(b)	3,837
595	Spectrum Pharmaceuticals, Inc.(b)	3,100
551	STAAR Surgical Co.(b)	4,491
418	Stemline Therapeutics, Inc.(b)	3,716
58	STERIS Corp.	4,347
189	Sucampo Pharmaceuticals, Inc., Class A(b)	3,659
237	Supernus Pharmaceuticals, Inc.(b)	3,911
107	Surgical Care Affiliates, Inc.(b)	3,168
173	SurModics, Inc.(b)	3,690
665	Synergy Pharmaceuticals, Inc.(b)	4,263
2,137	Synta Pharmaceuticals Corp.(b)	1,432
386	T2 Biosystems, Inc.(b)	4,292
385	Tandem Diabetes Care, Inc.(b)	3,492
65	Team Health Holdings, Inc.(b)	3,879
176	Teladoc, Inc.(b)	3,462
531	Teligent, Inc.(b)	3,860
80	TESARO, Inc.(b)	3,638
439	Tetraphase Pharmaceuticals, Inc.(b)	3,964
357	TG Therapeutics, Inc.(b)	4,416
621	TherapeuticsMD, Inc.(b)	3,645
316	Theravance Biopharma, Inc. (Cayman Islands)(b)	4,724
512	Theravance, Inc.	4,495
900	Threshold Pharmaceuticals, Inc.(b)	3,429
341	Tokai Pharmaceuticals, Inc.(b)	3,768
1,548	TransEnterix, Inc.(b)	3,855
347	Trevena, Inc.(b)	3,338
209	Triple-S Management Corp., Class B(b)	4,303
662	Trovagene, Inc.(b)	2,853
366	Trupanion, Inc.(b)	2,405
42	Ultragenyx Pharmaceutical, Inc.(b)	4,173
4,362	Unilife Corp.(b)	3,287
545	Universal American Corp.	4,066
89	US Physical Therapy, Inc.	4,366
75	Utah Medical Products, Inc.	4,423
315	Vanda Pharmaceuticals, Inc.(b)	3,383
113	Vascular Solutions, Inc.(b)	3,630
559	Veracyte, Inc.(b)	3,639
693	Verastem, Inc.(b)	1,275
342	Versartis, Inc.(b)	3,533
274	Vitae Pharmaceuticals, Inc.(b)	3,255
893	Vital Therapies, Inc.(b)	6,939
2,520	VIVUS, Inc.(b)	3,175
441	Vocera Communications, Inc.(b)	5,191
610	vTv Therapeutics, Inc., Class A(b)	4,477
44	WellCare Health Plans, Inc.(b)	3,898
71	West Pharmaceutical Services, Inc.	4,261
339	Wright Medical Group NV(b)	6,553
232	XBiotech, Inc.(b)	3,290
266	Xencor, Inc.(b)	2,881
1,011	XenoPort, Inc.(b)	6,177
4,848	XOMA Corp.(b)	5,915
107	Zafgen, Inc.(b)	1,030

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
113	Zeltiq Aesthetics, Inc.(b)	$3,813
359	ZIOPHARM Oncology, Inc.(b)	4,089
273	Zogenix, Inc.(b)	3,219
60	ZS Pharma, Inc.(b)	3,901
244	Zynerba Pharmaceuticals, Inc.(b)	3,072

		1,399,683

	Industrials—14.1%
642	AAON, Inc.	13,142
308	AAR Corp.	6,989
203	ABM Industries, Inc.	5,765
525	Acacia Research Corp.	3,496
816	ACCO Brands Corp.(b)	6,585
2,075	Accuride Corp.(b)	5,851
323	Actuant Corp., Class A	7,364
408	Advanced Drainage Systems, Inc.	12,819
129	Advisory Board Co. (The)(b)	5,654
350	Aegion Corp.(b)	6,751
349	Aerojet Rocketdyne Holdings, Inc.(b)	5,912
278	Aerovironment, Inc.(b)	6,413
670	Air Transport Services Group, Inc.(b)	6,559
286	Aircastle Ltd.	6,481
127	Alamo Group, Inc.	5,959
200	Albany International Corp., Class A	7,514
27	Allegiant Travel Co.	5,331
329	Allied Motion Technologies, Inc.	6,346
255	Altra Industrial Motion Corp.	6,747
3,317	Ameresco, Inc., Class A(b)	21,494
162	American Railcar Industries, Inc.	9,351
140	American Science & Engineering, Inc.	5,247
71	American Woodmark Corp.(b)	5,162
272	Apogee Enterprises, Inc.	13,472
149	Applied Industrial Technologies, Inc.	6,155
918	ARC Document Solutions, Inc.(b)	5,710
229	ArcBest Corp.	5,931
166	Argan, Inc.	6,134
170	Astec Industries, Inc.	5,525
137	Astronics Corp.(b)	5,180
166	Atlas Air Worldwide Holdings, Inc.(b)	6,846
116	AZZ, Inc.	6,418
160	Barnes Group, Inc.	6,014
152	Barrett Business Services, Inc.	7,445
369	Beacon Roofing Supply, Inc.(b)	13,059
1,025	Blount International, Inc.(b)	6,222
569	Blue Bird Corp.(b)	6,157
292	Brady Corp., Class A	6,643
300	Briggs & Stratton Corp.	5,331
216	Brink’s Co. (The)	6,692
905	Builders FirstSource, Inc.(b)	10,697
576	CAI International, Inc.(b)	6,693
970	Casella Waste Systems, Inc., Class A(b)	5,888
590	CBIZ, Inc.(b)	6,342
679	CDI Corp.	5,432
83	CEB, Inc.	6,205
694	CECO Environmental Corp.	6,190
353	Celadon Group, Inc.	5,111
294	Chart Industries, Inc.(b)	5,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
143	CIRCOR International, Inc.	$6,567
11,074	Civeo Corp.	20,598
122	CLARCOR, Inc.	6,083
333	Columbus McKinnon Corp.	6,224
470	Comfort Systems USA, Inc.	15,007
1,462	Commercial Vehicle Group, Inc.(b)	6,082
599	Continental Building Products, Inc.(b)	10,524
302	Covenant Transportation Group, Inc., Class A(b)	5,829
263	CRA International, Inc.(b)	6,154
139	Cubic Corp.	6,234
92	Curtiss-Wright Corp.	6,400
106	Deluxe Corp.	6,312
281	DigitalGlobe, Inc.(b)	4,195
290	Douglas Dynamics, Inc.	6,363
296	Ducommun, Inc.(b)	6,405
206	DXP Enterprises, Inc.(b)	6,234
76	Dycom Industries, Inc.(b)	5,783
904	Eagle Bulk Shipping, Inc.(b)	5,514
287	Echo Global Logistics, Inc.(b)	6,828
129	EMCOR Group, Inc.	6,228
183	Encore Wire Corp.	7,827
113	EnerSys	6,892
222	Engility Holdings, Inc.	7,146
335	Ennis, Inc.	6,710
143	EnPro Industries, Inc.	7,023
160	ESCO Technologies, Inc.	5,934
179	Essendant, Inc.	6,188
80	Esterline Technologies Corp.(b)	6,164
832	ExOne Co. (The)(b)	8,902
131	Exponent, Inc.	6,735
439	Federal Signal Corp.	6,611
137	Forward Air Corp.	6,214
293	Franklin Covey Co.(b)	5,019
214	Franklin Electric Co., Inc.	7,053
325	FreightCar America, Inc.	5,908
138	FTI Consulting, Inc.(b)	4,693
28,196	FuelCell Energy, Inc.(b)	24,939
948	Furmanite Corp.(b)	6,589
86	G&K Services, Inc., Class A	5,661
209	Generac Holdings, Inc.(b)	6,596
475	General Cable Corp.	7,310
739	Gibraltar Industries, Inc.(b)	18,711
627	Global Brass & Copper Holdings, Inc.	14,101
2,192	Golden Ocean Group Ltd. (Norway)	4,318
250	Gorman-Rupp Co. (The)	7,147
255	GP Strategies Corp.(b)	6,398
348	Graham Corp.	5,906
192	Granite Construction, Inc.	6,305
1,113	Great Lakes Dredge & Dock Corp.(b)	4,452
179	Greenbrier Cos., Inc. (The)	6,809
794	Griffon Corp.	13,641
344	H&E Equipment Services, Inc.	6,643
631	Harsco Corp.	6,771
239	Hawaiian Holdings, Inc.(b)	8,293
773	HC2 Holdings, Inc.(b)	5,844
171	Healthcare Services Group, Inc.	6,371

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
286	Heartland Express, Inc.	$5,385
122	HEICO Corp.	6,154
295	Heidrick & Struggles International, Inc.	7,835
541	Heritage-Crystal Clean, Inc.(b)	6,449
209	Herman Miller, Inc.	6,632
1,710	Hill International, Inc.(b)	5,780
229	Hillenbrand, Inc.	6,794
135	HNI Corp.	5,797
159	Hub Group, Inc., Class A(b)	6,357
224	Hurco Cos., Inc.	6,019
91	Huron Consulting Group, Inc.(b)	4,395
101	Hyster-Yale Materials Handling, Inc., Class A	5,911
186	ICF International, Inc.(b)	5,705
920	InnerWorkings, Inc.(b)	6,882
133	Insperity, Inc.	6,179
852	Insteel Industries, Inc.	18,224
551	Interface, Inc.	10,772
155	John Bean Technologies Corp.	6,953
150	Kadant, Inc.	6,168
161	Kaman Corp.	6,261
413	Kelly Services, Inc., Class A	6,525
798	KEYW Holding Corp. (The)(b)	5,690
225	Kforce, Inc.	6,325
587	Kimball International, Inc., Class B	6,410
162	KLX, Inc.(b)	6,336
228	Knight Transportation, Inc.	5,796
258	Knoll, Inc.	5,996
167	Korn/Ferry International	6,074
1,305	Kratos Defense & Security Solutions, Inc.(b)	6,512
562	Lawson Products, Inc.(b)	14,618
989	LB Foster Co., Class A	14,568
85	Lindsay Corp.	5,761
1,437	LSI Industries, Inc.	15,433
201	Lydall, Inc.(b)	6,880
350	Marten Transport Ltd.	5,736
198	Masonite International Corp.(b)	11,854
339	MasTec, Inc.(b)	5,685
156	Matson, Inc.	7,149
95	Matthews International Corp., Class A	5,484
223	McGrath RentCorp	6,701
428	Meritor, Inc.(b)	4,652
300	Milacron Holdings Corp.(b)	5,121
288	Miller Industries, Inc.	6,532
435	Mistras Group, Inc.(b)	8,230
187	Mobile Mini, Inc.	6,403
110	Moog, Inc., Class A(b)	6,794
1,048	MRC Global, Inc.(b)	12,471
141	MSA Safety, Inc.	6,131
421	Mueller Industries, Inc.	13,270
1,620	Mueller Water Products, Inc., Class A	14,256
85	Multi-Color Corp.	6,616
226	MYR Group, Inc.(b)	5,085
57	National Presto Industries, Inc.	5,019
371	Navigant Consulting, Inc.(b)	6,381
2,209	Navios Maritime Holdings, Inc. (Monaco)	4,661
432	Navistar International Corp.(b)	5,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,177	NCI Building Systems, Inc.(b)	$12,311
1,074	Neff Corp., Class A(b)	6,294
649	NN, Inc.	8,956
195	Nortek, Inc.(b)	11,963
979	Northwest Pipe Co.(b)	12,933
295	NV5 Holdings, Inc.(b)	6,868
371	Omega Flex, Inc.	15,337
152	On Assignment, Inc.(b)	6,857
1,030	Orion Marine Group, Inc.(b)	4,027
166	P.A.M. Transportation Services, Inc.(b)	5,928
206	Park-Ohio Holdings Corp.	7,107
317	Patrick Industries, Inc.(b)	12,864
988	PGT, Inc.(b)	11,915
3,022	Plug Power, Inc.(b)	7,283
984	Ply Gem Holdings, Inc.(b)	11,631
196	Powell Industries, Inc.	6,531
242	Power Solutions International, Inc.(b)	4,366
1,671	PowerSecure International, Inc.(b)	20,821
162	Preformed Line Products Co.	6,885
335	Primoris Services Corp.	6,673
83	Proto Labs, Inc.(b)	5,382
456	Quad Graphics, Inc., Class A	5,882
662	Quanex Building Products Corp.	12,492
1,241	Radiant Logistics, Inc.(b)	4,927
363	Raven Industries, Inc.	6,610
225	RBC Bearings, Inc.(b)	15,388
2,004	Republic Airways Holdings, Inc.(b)	11,543
381	Resources Connection, Inc.	6,839
710	Rexnord Corp.(b)	13,121
309	Roadrunner Transportation Systems, Inc.(b)	3,288
426	RPX Corp.(b)	6,066
229	Rush Enterprises, Inc., Class A(b)	5,583
1,997	Safe Bulkers, Inc. (Greece)	6,151
184	Saia, Inc.(b)	4,344
3,763	Scorpio Bulkers, Inc.(b)	5,268
368	Simpson Manufacturing Co., Inc.	13,977
348	SkyWest, Inc.	6,626
251	SP Plus Corp.(b)	6,401
224	Sparton Corp.(b)	5,271
78	Standex International Corp.	6,998
321	Steelcase, Inc., Class A	6,231
711	Stock Building Supply Holdings, Inc.(b)	12,286
213	Sun Hydraulics Corp.	6,239
1,761	Sunrun, Inc.(b)	13,049
368	Swift Transportation Co., Class A(b)	5,752
403	TAL International Group, Inc.	6,835
247	TASER International, Inc.(b)	5,782
142	Team, Inc.(b)	4,970
67	Teledyne Technologies, Inc.(b)	5,978
104	Tennant Co.	6,024
234	Tetra Tech, Inc.	6,295
356	Textainer Group Holdings Ltd.	6,963
279	Thermon Group Holdings, Inc.(b)	5,611
846	Titan International, Inc.	6,007
511	Titan Machinery, Inc.(b)	6,250
493	TRC Cos., Inc.(b)	5,093

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
361	Trex Co., Inc.(b)	$14,104
353	TriMas Corp.(b)	7,064
340	TriNet Group, Inc.(b)	6,453
252	TrueBlue, Inc.(b)	7,300
351	Tutor Perini Corp.(b)	5,890
481	Twin Disc, Inc.	5,666
55	UniFirst Corp.	5,779
616	Univar, Inc.(b)	10,879
212	Universal Forest Products, Inc.	15,398
302	Universal Truckload Services, Inc.	4,826
128	US Ecology, Inc.	5,019
321	USA Truck, Inc.(b)	5,836
1,207	UTi Worldwide, Inc.(b)	8,606
264	Vectrus, Inc.(b)	6,566
325	Veritiv Corp.(b)	13,650
161	Viad Corp.	4,848
601	Vicor Corp.(b)	5,806
165	Virgin America, Inc.(b)	5,876
658	Volt Information Sciences, Inc.(b)	5,672
143	VSE Corp.	8,217
558	Wabash National Corp.(b)	6,679
125	WageWorks, Inc.(b)	6,003
108	Watts Water Technologies, Inc., Class A	5,880
225	Werner Enterprises, Inc.	5,954
464	Wesco Aircraft Holdings, Inc.(b)	5,781
1,003	West Corp.	23,881
144	Woodward, Inc.	6,552
469	Xerium Technologies, Inc.(b)	6,332
247	XPO Logistics, Inc.(b)	6,857
421	YRC Worldwide, Inc.(b)	7,687

		1,874,120

	Information Technology—13.4%
902	6D Global Technologies, Inc.(b)	1,969
845	A10 Networks, Inc.(b)	6,067
241	ACI Worldwide, Inc.(b)	5,772
411	Actua Corp.(b)	5,692
260	Acxiom Corp.(b)	5,751
349	ADTRAN, Inc.	5,420
233	Advanced Energy Industries, Inc.(b)	6,589
3,001	Advanced Micro Devices, Inc.(b)	6,362
894	Aerohive Networks, Inc.(b)	6,026
446	Agilysys, Inc.(b)	5,071
411	Alarm.com Holdings, Inc.(b)	5,199
302	Alliance Fiber Optic Products, Inc.	4,110
661	Alpha & Omega Semiconductor Ltd.(b)	5,870
88	Ambarella, Inc.(b)	4,351
1,130	Amber Road, Inc.(b)	4,543
560	American Software, Inc., Class A	5,729
1,166	Amkor Technology, Inc.(b)	7,253
943	Angie’s List, Inc.(b)	7,289
87	Anixter International, Inc.(b)	5,966
495	Apigee Corp.(b)	4,777
293	AppFolio, Inc., Class A(b)	5,130
961	Applied Micro Circuits Corp.(b)	6,227
291	Applied Optoelectronics, Inc.(b)	6,000
135	Aspen Technology, Inc.(b)	5,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
227	AVG Technologies NV(b)	$5,380
634	Avid Technology, Inc.(b)	5,357
403	AVX Corp.	5,440
2,078	Axcelis Technologies, Inc.(b)	5,818
99	Badger Meter, Inc.	5,997
499	Bankrate, Inc.(b)	5,923
202	Barracuda Networks, Inc.(b)	3,874
1,097	Bazaarvoice, Inc.(b)	4,860
270	Bel Fuse, Inc., Class B	4,868
268	Belden, Inc.	17,160
243	Benchmark Electronics, Inc.(b)	4,807
167	Benefitfocus, Inc.(b)	5,337
353	Black Box Corp.	4,310
91	Blackbaud, Inc.	5,705
71	Blackhawk Network Holdings, Inc.(b)	3,023
371	Blucora, Inc.(b)	3,636
203	Bottomline Technologies (de), Inc.(b)	5,619
401	Box, Inc., Class A(b)	5,004
1,020	Brightcove, Inc.(b)	6,324
171	BroadSoft, Inc.(b)	5,467
478	Brooks Automation, Inc.	5,277
307	Cabot Microelectronics Corp.(b)	12,946
67	CACI International, Inc., Class A(b)	6,502
314	CalAmp Corp.(b)	5,953
697	Calix, Inc.(b)	4,872
298	Callidus Software, Inc.(b)	5,176
451	Carbonite, Inc.(b)	4,564
91	Cardtronics, Inc.(b)	3,139
935	Care.com, Inc.(b)	5,619
384	Cascade Microtech, Inc.(b)	5,883
61	Cass Information Systems, Inc.	3,182
83	Cavium, Inc.(b)	5,889
283	CEVA, Inc.(b)	6,614
513	ChannelAdvisor Corp.(b)	4,473
688	Checkpoint Systems, Inc.	5,146
1,589	Ciber, Inc.(b)	5,673
248	Ciena Corp.(b)	5,987
71	Cimpress NV (Netherlands)(b)	5,602
165	Cirrus Logic, Inc.(b)	5,087
377	Clearfield, Inc.(b)	5,289
93	Coherent, Inc.(b)	5,041
533	Cohu, Inc.	6,710
148	CommVault Systems, Inc.(b)	5,997
114	comScore, Inc.(b)	4,877
194	Comtech Telecommunications Corp.	4,687
191	Constant Contact, Inc.(b)	4,985
704	Control4 Corp.(b)	4,604
256	Convergys Corp.	6,572
146	Cornerstone OnDemand, Inc.(b)	4,599
266	Cray, Inc.(b)	7,882
168	CSG Systems International, Inc.	5,631
278	CTS Corp.	5,054
154	Cvent, Inc.(b)	4,868
590	Daktronics, Inc.	5,723
860	Datalink Corp.(b)	6,278
98	Demandware, Inc.(b)	5,557

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
788	DHI Group, Inc.(b)	$7,131
173	Diebold, Inc.	6,379
434	Digi International, Inc.(b)	5,599
155	Digimarc Corp.(b)	3,481
2,899	Digital Turbine, Inc.(b)	4,812
240	Diodes, Inc.(b)	5,496
557	DSP Group, Inc.(b)	5,626
186	DTS, Inc.(b)	5,535
660	EarthLink Holdings Corp.	5,643
308	Eastman Kodak Co.(b)	3,856
190	Ebix, Inc.	5,269
555	Electro Rent Corp.	5,761
134	Electronics for Imaging, Inc.(b)	6,223
74	Ellie Mae, Inc.(b)	5,401
759	EMCORE Corp.(b)	5,192
401	Endurance International Group Holdings, Inc.(b)	5,345
2,339	EnerNOC, Inc.(b)	18,338
397	Entegris, Inc.(b)	5,094
157	Envestnet, Inc.(b)	4,688
71	EPAM Systems, Inc.(b)	5,492
399	EPIQ Systems, Inc.	5,506
65	ePlus, Inc.(b)	5,487
43	Euronet Worldwide, Inc.(b)	3,450
568	Everi Holdings, Inc.(b)	2,658
168	EVERTEC, Inc.	3,064
559	Everyday Health, Inc.(b)	5,255
845	Exar Corp.(b)	4,808
146	ExlService Holdings, Inc.(b)	6,462
1,569	Extreme Networks, Inc.(b)	5,633
269	Fabrinet (Thailand)(b)	5,829
37	Fair Isaac Corp.	3,418
385	Fairchild Semiconductor International, Inc.(b)	6,422
171	FARO Technologies, Inc.(b)	5,778
71	FEI Co.	5,125
455	Finisar Corp.(b)	5,173
1,333	Five9, Inc.(b)	5,772
103	Fleetmatics Group PLC(b)	5,733
791	FormFactor, Inc.(b)	6,518
182	Forrester Research, Inc.	5,873
233	Gigamon, Inc.(b)	6,112
161	Globant SA(b)	5,566
1,104	Glu Mobile, Inc.(b)	4,548
1,530	Gogo, Inc.(b)	21,619
206	GrubHub, Inc.(b)	4,940
417	GSI Group, Inc.(b)	5,634
220	GTT Communications, Inc.(b)	4,118
813	Guidance Software, Inc.(b)	4,585
99	Guidewire Software, Inc.(b)	5,765
420	Hackett Group, Inc. (The)	6,250
871	Harmonic, Inc.(b)	5,017
47	Heartland Payment Systems, Inc.	3,478
223	Hortonworks, Inc.(b)	4,340
106	HubSpot, Inc.(b)	5,499
325	II-VI, Inc.(b)	5,889
2,241	Imation Corp.(b)	4,527
453	Immersion Corp.(b)	5,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
74	Imperva, Inc.(b)	$5,226
255	Infinera Corp.(b)	5,039
309	Infoblox, Inc.(b)	5,040
217	Inphi Corp.(b)	6,460
208	Insight Enterprises, Inc.(b)	5,283
259	Integrated Device Technology, Inc.(b)	6,604
239	Integrated Silicon Solution, Inc.	5,373
168	Interactive Intelligence Group, Inc.(b)	5,433
107	InterDigital, Inc.	5,429
758	Internap Corp.(b)	5,124
453	Intersil Corp., Class A	6,138
587	Intralinks Holdings, Inc.(b)	5,136
570	InvenSense, Inc.(b)	6,794
181	Itron, Inc.(b)	6,648
346	Ixia(b)	4,986
467	IXYS Corp.	5,819
314	j2 Global, Inc.	24,351
1,092	Jive Software, Inc.(b)	5,318
439	Kimball Electronics, Inc.(b)	5,000
314	Knowles Corp.(b)	5,231
1,594	Kopin Corp.(b)	4,256
544	KVH Industries, Inc.(b)	5,331
1,283	Lattice Semiconductor Corp.(b)	5,876
2,605	Limelight Networks, Inc.(b)	5,314
1,024	Lionbridge Technologies, Inc.(b)	5,519
774	Liquidity Services, Inc.(b)	6,339
69	Littelfuse, Inc.	6,895
642	LivePerson, Inc.(b)	5,008
78	LogMeIn, Inc.(b)	5,254
83	Luxoft Holding, Inc., Class A(b)	5,531
176	M/A-COM Technology Solutions Holdings, Inc.(b)	5,938
80	Manhattan Associates, Inc.(b)	5,828
198	ManTech International Corp., Class A	5,722
1,150	Marchex, Inc., Class B	4,968
1,479	Marin Software, Inc.(b)	5,295
174	Marketo, Inc.(b)	5,121
2,333	Mattson Technology, Inc.(b)	5,459
95	MAXIMUS, Inc.	6,479
437	MaxLinear, Inc., Class A(b)	5,681
209	Mentor Graphics Corp.	5,685
324	Mercury Systems, Inc.(b)	5,560
59	Mesa Laboratories, Inc.	6,599
160	Methode Electronics, Inc.	5,333
159	Microsemi Corp.(b)	5,726
25	MicroStrategy, Inc., Class A(b)	4,302
306	MINDBODY, Inc., Class A(b)	4,786
157	MKS Instruments, Inc.	5,533
1,609	Mobileiron, Inc.(b)	6,211
513	Model N, Inc.(b)	5,181
1,887	ModusLink Global Solutions, Inc.(b)	5,453
352	MoneyGram International, Inc.(b)	3,559
102	Monolithic Power Systems, Inc.	6,367
233	Monotype Imaging Holdings, Inc.	6,370
903	Monster Worldwide, Inc.(b)	5,662
103	MTS Systems Corp.	6,801
304	Multi-Fineline Electronix, Inc.(b)	5,648

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
416	Nanometrics, Inc.(b)	$6,356
790	NeoPhotonics Corp.(b)	6,533
175	NETGEAR, Inc.(b)	7,245
142	NetScout Systems, Inc.(b)	5,094
188	NeuStar, Inc., Class A(b)	5,112
132	New Relic, Inc.(b)	5,234
377	Newport Corp.(b)	5,696
291	NIC, Inc.	5,520
213	Nimble Storage, Inc.(b)	4,814
2,203	Novatel Wireless, Inc.(b)	4,736
109	NVE Corp.	6,463
2,184	Oclaro, Inc.(b)	6,399
196	OmniVision Technologies, Inc.(b)	5,659
570	OPOWER, Inc.(b)	5,500
75	OSI Systems, Inc.(b)	6,463
484	Park City Group, Inc.(b)	5,639
300	Park Electrochemical Corp.	4,902
150	Paycom Software, Inc.(b)	5,702
196	Paylocity Holding Corp.(b)	6,580
256	PC Connection, Inc.	5,949
502	PDF Solutions, Inc.(b)	5,301
209	Pegasystems, Inc.	5,829
329	Perficient, Inc.(b)	5,501
297	Pericom Semiconductor Corp.	5,183
410	PFSweb, Inc.(b)	6,568
581	Photronics, Inc.(b)	5,572
100	Plantronics, Inc.	5,362
137	Plexus Corp.(b)	4,743
806	PMC-Sierra, Inc.(b)	9,608
504	Polycom, Inc.(b)	6,945
124	Power Integrations, Inc.	6,276
196	Progress Software Corp.(b)	4,759
84	Proofpoint, Inc.(b)	5,917
224	PROS Holdings, Inc.(b)	5,380
215	Q2 Holdings, Inc.(b)	5,300
196	QAD, Inc., Class A	5,006
131	Qlik Technologies, Inc.(b)	4,109
524	QLogic Corp.(b)	6,498
172	Qualys, Inc.(b)	6,075
6,580	Quantum Corp.(b)	5,527
799	QuinStreet, Inc.(b)	4,434
535	Quotient Technology, Inc.(b)	2,964
456	Rambus, Inc.(b)	4,706
211	Rapid7, Inc.(b)	4,338
499	RealD, Inc.(b)	5,075
1,208	RealNetworks, Inc.(b)	4,687
300	RealPage, Inc.(b)	5,070
222	Reis, Inc.	5,403
616	RetailMeNot, Inc.(b)	5,415
278	RingCentral, Inc., Class A(b)	5,143
1,090	Rocket Fuel, Inc.(b)	5,014
207	Rofin-Sinar Technologies, Inc.(b)	5,995
99	Rogers Corp.(b)	4,605
520	Rovi Corp.(b)	4,758
363	Rubicon Project, Inc. (The)(b)	5,503
435	Ruckus Wireless, Inc.(b)	4,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
435	Rudolph Technologies, Inc.(b)	$5,564
247	Sanmina Corp.(b)	5,105
451	Sapiens International Corp. NV (Israel)	5,326
143	ScanSource, Inc.(b)	4,935
126	Science Applications International Corp.	5,778
498	SciQuest, Inc.(b)	5,906
857	SeaChange International, Inc.(b)	5,545
341	Semtech Corp.(b)	5,968
1,389	ServiceSource International, Inc.(b)	5,931
698	ShoreTel, Inc.(b)	6,589
156	Shutterstock, Inc.(b)	4,443
772	Sigma Designs, Inc.(b)	6,801
1,258	Silicon Graphics International Corp.(b)	5,497
127	Silicon Laboratories, Inc.(b)	6,346
398	Silver Spring Networks, Inc.(b)	5,218
864	Sonus Networks, Inc.(b)	5,711
75	SPS Commerce, Inc.(b)	5,387
61	Stamps.com, Inc.(b)	4,612
178	Stratasys Ltd.(b)	4,539
185	Super Micro Computer, Inc.(b)	5,219
229	Sykes Enterprises, Inc.(b)	6,641
78	Synaptics, Inc.(b)	6,637
149	Synchronoss Technologies, Inc.(b)	5,242
61	SYNNEX Corp.	5,395
115	Syntel, Inc.(b)	5,410
171	Take-Two Interactive Software, Inc.(b)	5,677
685	Tangoe, Inc.(b)	5,672
76	Tech Data Corp.(b)	5,532
579	TechTarget, Inc.(b)	5,402
1,527	TeleCommunication Systems, Inc., Class A(b)	6,245
638	Telenav, Inc.(b)	4,594
209	TeleTech Holdings, Inc.	6,082
156	Tessera Technologies, Inc.	5,455
199	Textura Corp.(b)	5,843
532	TiVo, Inc.(b)	4,831
621	Travelzoo, Inc.(b)	5,552
1,006	TrueCar, Inc.(b)	6,177
816	TTM Technologies, Inc.(b)	5,957
469	TubeMogul, Inc.(b)	5,605
34	Tyler Technologies, Inc.(b)	5,792
161	Ubiquiti Networks, Inc.(b)	4,698
928	Ultra Clean Holdings, Inc.(b)	4,529
320	Ultratech, Inc.(b)	5,002
391	Unisys Corp.(b)	5,239
496	United Online, Inc.(b)	5,793
145	Universal Display Corp.(b)	4,975
300	Varonis Systems, Inc.(b)	4,791
284	VASCO Data Security International, Inc.(b)	5,399
251	Veeco Instruments, Inc.(b)	4,523
121	Verint Systems, Inc.(b)	5,757
80	ViaSat, Inc.(b)	5,277
3,468	Violin Memory, Inc.(b)	5,583
1,380	VirnetX Holding Corp.(b)	5,244
98	Virtusa Corp.(b)	5,628
539	Vishay Intertechnology, Inc.	5,713
503	Vishay Precision Group, Inc.(b)	5,900

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
242	Web.com Group, Inc.(b)	$5,680
101	WebMD Health Corp.(b)	4,107
283	Wix.com Ltd. (Israel)(b)	6,260
334	Workiva, Inc., Class A(b)	5,538
620	Xactly Corp.(b)	5,766
854	Xcerra Corp.(b)	5,927
336	XO Group, Inc.(b)	5,084
121	Xoom Corp.(b)	3,018
241	Xura, Inc.(b)	6,237
317	Yodlee, Inc.(b)	5,319
249	Zendesk, Inc.(b)	5,010
1,199	Zix Corp.(b)	6,211

		1,783,153

	Materials—7.3%
395	A. Schulman, Inc.	14,177
213	AEP Industries, Inc.(b)	17,040
5,503	AK Steel Holding Corp.(b)	15,904
1,097	American Vanguard Corp.	14,711
660	Axiall Corp.	13,365
206	Balchem Corp.	14,070
416	Berry Plastics Group, Inc.(b)	13,936
474	Boise Cascade Co.(b)	14,187
796	Calgon Carbon Corp.	13,691
423	Carpenter Technology Corp.	14,090
2,577	Century Aluminum Co.(b)	9,329
336	Chase Corp.(b)	14,922
456	Chemtura Corp.(b)	14,565
263	Clearwater Paper Corp.(b)	13,263
4,791	Cliffs Natural Resources, Inc.	13,223
4,272	Coeur Mining, Inc.(b)	11,534
931	Commercial Metals Co.	13,378
708	Core Molding Technologies, Inc.(b)	14,188
203	Deltic Timber Corp.	12,578
1,110	Ferro Corp.(b)	13,864
1,114	Flotek Industries, Inc.(b)	20,163
1,244	FutureFuel Corp.	19,170
1,016	Globe Specialty Metals, Inc.	12,822
385	Greif, Inc., Class A	12,620
377	H.B. Fuller Co.	14,322
329	Hawkins, Inc.	13,634
348	Haynes International, Inc.	13,729
655	Headwaters, Inc.(b)	13,460
6,117	Hecla Mining Co.	12,662
3,265	Horsehead Holding Corp.(b)	9,273
307	Innophos Holdings, Inc.	13,044
266	Innospec, Inc.	14,694
2,118	Intrepid Potash, Inc.(b)	8,175
154	Kaiser Aluminum Corp.	12,519
719	KapStone Paper and Packaging Corp.	15,638
606	KMG Chemicals, Inc.	12,750
586	Koppers Holdings, Inc.	11,111
687	Kraton Performance Polymers, Inc.(b)	14,008
2,039	Kronos Worldwide, Inc.	16,108
826	Louisiana-Pacific Corp.(b)	14,587
693	LSB Industries, Inc.(b)	10,845
425	Materion Corp.	12,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
260	Minerals Technologies, Inc.	$15,324
932	Myers Industries, Inc.	14,549
225	Neenah Paper, Inc.	15,167
752	Olin Corp.	14,423
2,351	OMNOVA Solutions, Inc.(b)	16,880
728	P.H. Glatfelter Co.	14,123
411	PolyOne Corp.	13,744
169	Quaker Chemical Corp.	13,415
1,936	Rayonier Advanced Materials, Inc.	17,850
331	Real Industry, Inc.(b)	3,144
2,042	Rentech, Inc.(b)	11,946
974	Schnitzer Steel Industries, Inc., Class A	16,422
367	Schweitzer-Mauduit International, Inc.	14,247
2,698	Senomyx, Inc.(b)	13,355
213	Sensient Technologies Corp.	13,903
300	Stepan Co.	15,879
1,231	Stillwater Mining Co.(b)	11,498
604	Summit Materials, Inc., Class A(b)	12,720
2,405	SunCoke Energy, Inc.	11,929
1,166	Timkensteel Corp.	12,406
1,617	Trecora Resources(b)	23,026
980	Tredegar Corp.	13,975
497	Trinseo SA(b)	16,128
2,378	Tronox Ltd., Class A	14,767
273	US Concrete, Inc.(b)	15,141
1,867	Wausau Paper Corp.	19,062
499	Worthington Industries, Inc.	15,319

		964,505

	Telecommunication Services—4.1%
2,642	8x8, Inc.(b)	28,164
303	Atlantic Tele-Network, Inc.	23,155
2,667	Boingo Wireless, Inc.(b)	20,616
6,707	Cincinnati Bell, Inc.(b)	25,285
870	Cogent Communications Group, Inc.	26,726
1,137	Consolidated Communications Holdings, Inc.	25,128
1,439	FairPoint Communications, Inc.(b)	23,082
1,270	General Communication, Inc., Class A(b)	25,864
14,179	Globalstar, Inc.(b)	25,522
1,072	Hawaiian Telcom Holdco, Inc.(b)	24,463
1,515	IDT Corp., Class B	19,619
2,955	inContact, Inc.(b)	26,300
994	Inteliquent, Inc.	20,596
2,925	Intelsat SA(b)	19,364
3,495	Iridium Communications, Inc.(b)	28,694
1,842	Lumos Networks Corp.	23,872
3,979	ORBCOMM, Inc.(b)	23,635
163	Pacific DataVision, Inc.(b)	4,567
1,651	Premiere Global Services, Inc.(b)	22,586
531	Shenandoah Telecommunications Co.	24,845
1,277	Spok Holdings, Inc.	23,024
536	Straight Path Communications, Inc., Class B(b)	16,616
3,703	Vonage Holdings Corp.(b)	22,477
3,223	Windstream Holdings, Inc.	20,982

		545,182

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—6.9%
1,304	Abengoa Yield PLC (Spain)	$24,163
450	ALLETE, Inc.	22,595
546	American States Water Co.	22,250
950	Artesian Resources Corp., Class A	23,142
11,145	Atlantic Power Corp.	22,736
703	Avista Corp.	23,797
566	Black Hills Corp.	25,911
1,020	California Water Service Group	22,807
445	Chesapeake Utilities Corp.	23,233
422	Cleco Corp.	22,366
626	Connecticut Water Service, Inc.	23,043
1,977	Consolidated Water Co. Ltd. (Cayman Islands)	21,885
1,084	Dynegy, Inc.(b)	21,062
627	El Paso Electric Co.	24,246
1,026	Empire District Electric Co. (The)	23,136
352	IDACORP, Inc.	23,531
417	Laclede Group, Inc. (The)	24,424
543	MGE Energy, Inc.	22,410
938	Middlesex Water Co.	24,172
778	New Jersey Resources Corp.	24,647
494	Northwest Natural Gas Co.	23,598
423	NorthWestern Corp.	22,922
1,835	NRG Yield, Inc., Class A	25,195
517	ONE Gas, Inc.	25,250
651	Ormat Technologies, Inc.	24,556
856	Otter Tail Corp.	23,489
1,098	Pattern Energy Group, Inc.	25,682
580	Piedmont Natural Gas Co., Inc.	33,240
832	PNM Resources, Inc.	23,396
614	Portland General Electric Co.	22,767
751	SJW Corp.	23,829
934	South Jersey Industries, Inc.	24,760
391	Southwest Gas Corp.	24,031
2,466	TerraForm Global, Inc., Class A(b)	18,816
448	UIL Holdings Corp.	22,844
626	Unitil Corp.	22,204
1,671	Vivint Solar, Inc.(b)	19,768
406	WGL Holdings, Inc.	25,265
1,028	York Water Co. (The)	23,829

		920,997

	Total Common Stocks and Other Equity Interests (Cost $14,198,661)	13,274,146

	Money Market Fund—0.4%
57,107	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $57,107)	57,107

	Total Investments (Cost $14,255,768)—100.3%	13,331,253
	Other assets less liabilities—(0.3)%	(40,952)

	Net Assets—100.0%	$13,290,301

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Information Technology	30.8
Health Care	27.6
Industrials	14.1
Consumer Discretionary	14.0
Financials	5.7
Consumer Staples	3.3
Materials	2.7
Telecommunication Services	1.1
Energy	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.0%
5,713	American Axle & Manufacturing Holdings, Inc.(b)	$126,600
1,698	Asbury Automotive Group, Inc.(b)	134,481
3,104	BJ’s Restaurants, Inc.(b)	133,255
321	Bloomin’ Brands, Inc.	5,447
7,802	Blue Nile, Inc.(b)	266,048
1,601	Buffalo Wild Wings, Inc.(b)	246,986
1,016	Cheesecake Factory, Inc. (The)	48,971
4,600	ClubCorp Holdings, Inc.	94,024
364	Container Store Group, Inc. (The)(b)	4,153
70	Dave & Buster’s Entertainment, Inc.(b)	2,700
1,057	Dorman Products, Inc.(b)	49,341
1,532	Drew Industries, Inc.	91,659
561	Etsy, Inc.(b)	6,115
3,461	Five Below, Inc.(b)	118,851
4,802	Francesca’s Holdings Corp.(b)	68,236
4,913	Gentherm, Inc.(b)	241,523
3,020	Grand Canyon Education, Inc.(b)	125,511
123	Hibbett Sports, Inc.(b)	4,202
2,179	IMAX Corp.(b)	83,652
6,422	Installed Building Products, Inc.(b)	142,247
2,292	La Quinta Holdings, Inc.(b)	34,724
1,709	Liberty Tax, Inc., Class A	39,461
5,277	LifeLock, Inc.(b)(c)	73,931
766	Lithia Motors, Inc., Class A	89,921
4,037	Mattress Firm Holding Corp.(b)(c)	171,855
155	Men’s Wearhouse, Inc. (The)	6,197
417	Monro Muffler Brake, Inc.	30,929
5,819	Nautilus, Inc.(b)	99,156
4,968	Nexstar Broadcasting Group, Inc., Class A	264,447
2,085	Outerwall, Inc.(c)	125,100
781	Oxford Industries, Inc.	56,872
775	Papa John’s International, Inc.	54,382

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,093	Pier 1 Imports, Inc.(c)	$15,530
5,854	Pinnacle Entertainment, Inc.(b)	204,948
1,029	Pool Corp.	83,905
2,618	Popeyes Louisiana Kitchen, Inc.(b)	147,760
7,264	Select Comfort Corp.(b)	153,997
7,863	Sinclair Broadcast Group, Inc., Class A	235,969
1,699	Steiner Leisure Ltd. (Bahamas)(b)	107,649
86	Tenneco, Inc.(b)	4,867
10,094	Tile Shop Holdings, Inc. (The)(b)	146,464
225	Vail Resorts, Inc.	25,688
352	Vince Holding Corp.(b)	1,602
155	Winmark Corp.	15,616
2,432	Zoe’s Kitchen, Inc.(b)(c)	83,734

		4,268,706

	Consumer Staples—3.3%
741	Boston Beer Co., Inc. (The), Class A(b)	162,716
2,590	Calavo Growers, Inc.	133,152
3,651	Cal-Maine Foods, Inc.(c)	195,183
96	Casey’s General Stores, Inc.	10,197
5,661	Chefs’ Warehouse, Inc. (The)(b)(c)	85,764
3,224	Natural Health Trends Corp.(c)	158,814
1,057	PriceSmart, Inc.	90,881
1,286	USANA Health Sciences, Inc.(b)	165,380

		1,002,087

	Energy—0.7%
7,244	RigNet, Inc.(b)	217,320

	Financials—5.7%
1,014	Altisource Portfolio Solutions SA(b)	27,185
1,216	BofI Holding, Inc.(b)(c)	97,292
3,859	Cohen & Steers, Inc.	118,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,218	CoreSite Realty Corp. REIT	$231,779
317	Diamond Hill Investment Group, Inc.	63,416
37	Evercore Partners, Inc., Class A	1,998
320	Fifth Street Asset Management, Inc., Class A	1,875
4,949	Financial Engines, Inc.(c)	159,160
71	GAMCO Investors, Inc., Class A	4,095
2,608	HFF, Inc., Class A	90,028
2,062	Marcus & Millichap, Inc.(b)	89,841
2,263	MarketAxess Holdings, Inc.	229,265
2,574	PRA Group, Inc.(b)	141,055
221	Ryman Hospitality Properties, Inc. REIT	11,625
659	Universal Health Realty Income Trust REIT	32,746
1,856	Universal Insurance Holdings, Inc.	58,557
3,836	Virtu Financial, Inc., Class A	92,831
774	Westwood Holdings Group, Inc.	44,970
13,531	WisdomTree Investments, Inc.	260,201

		1,755,966

	Health Care—27.6%
3,147	AAC Holdings, Inc.(b)(c)	73,010
4,358	Abaxis, Inc.	218,815
4,438	ABIOMED, Inc.(b)	326,903
3,211	Achillion Pharmaceuticals, Inc.(b)	25,110
1,800	Adeptus Health, Inc., Class A(b)(c)	116,802
6,174	Aerie Pharmaceuticals, Inc.(b)	140,829
3,126	Agile Therapeutics, Inc.(b)	24,820
2,194	Air Methods Corp.(b)	89,800
724	ANI Pharmaceuticals, Inc.(b)	30,292
39,356	Antares Pharma, Inc.(b)	54,311
31,910	Arena Pharmaceuticals, Inc.(b)	60,310
15,711	ARIAD Pharmaceuticals, Inc.(b)	107,463
5,647	BioSpecifics Technologies Corp.(b)	329,841
3,115	Cambrex Corp.(b)	143,197
3,301	Castlight Health, Inc., Class B(b)	16,703
1,870	Catalent, Inc.(b)	49,705
712	Cempra, Inc.(b)	15,806
3,713	Cepheid, Inc.(b)	124,014
6,695	Civitas Solutions, Inc.(b)	172,262
10,426	CorMedix, Inc.(b)	26,482
3,387	CorVel Corp.(b)	112,448
9,761	Depomed, Inc.(b)	170,817
115	Enanta Pharmaceuticals, Inc.(b)	3,230
4,745	Endologix, Inc.(b)	40,522
2,208	Exact Sciences Corp.(b)	18,393
6,476	ExamWorks Group, Inc.(b)	182,882
1,692	Fluidigm Corp.(b)	18,291
4,328	Foamix Pharmaceuticals Ltd. (Israel)(b)	30,859
5,729	GenMark Diagnostics, Inc.(b)	36,436
4,289	Genomic Health, Inc.(b)	89,726
7,572	Halozyme Therapeutics, Inc.(b)	118,502
4,552	HealthEquity, Inc.(b)	148,896
618	HealthStream, Inc.(b)	14,715
1,517	HeartWare International, Inc.(b)	65,519
6,272	ImmunoGen, Inc.(b)	73,382
2,311	Imprivata, Inc.(b)	24,936
2,402	INC Research Holdings, Inc., Class A(b)	100,187
64	Infinity Pharmaceuticals, Inc.(b)	662

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
112	Insulet Corp.(b)	$3,349
2,133	Intra-Cellular Therapies, Inc.(b)	102,064
4,362	Ironwood Pharmaceuticals, Inc., Class A(b)	49,552
1,080	K2M Group Holdings, Inc.(b)	19,710
2,715	La Jolla Pharmaceutical Co.(b)	67,848
4,523	Lannett Co., Inc.(b)(c)	202,495
2,270	Ligand Pharmaceuticals, Inc.(b)	205,095
2,420	LivaNova PLC (Italy)(b)	160,398
1,947	Masimo Corp.(b)	77,257
3,698	Medidata Solutions, Inc.(b)	159,014
9,618	MiMedx Group, Inc.(b)(c)	70,019
2,748	Molina Healthcare, Inc.(b)	170,376
1,307	Natus Medical, Inc.(b)	59,508
10,969	Nektar Therapeutics(b)	130,202
3,316	Neogen Corp.(b)	179,230
46,853	NeoGenomics, Inc.(b)	330,314
941	Nevro Corp.(b)	38,365
3,773	NewLink Genetics Corp.(b)(c)	144,393
32,347	Nobilis Health Corp.(b)(c)	91,219
10,923	Novavax, Inc.(b)	73,730
2,394	NuVasive, Inc.(b)	112,901
181	NxStage Medical, Inc.(b)	3,025
2,486	Ocular Therapeutix, Inc.(b)	21,454
18,273	Orexigen Therapeutics, Inc.(b)(c)	55,550
3,686	Pacira Pharmaceuticals, Inc.(b)	184,116
1,193	Paratek Pharmaceuticals, Inc.(b)	20,710
3,255	PAREXEL International Corp.(b)	205,456
18,087	Pernix Therapeutics Holdings, Inc.(b)	50,824
357	Portola Pharmaceuticals, Inc.(b)	16,997
1,043	Press Ganey Holdings, Inc.(b)	32,688
891	Providence Service Corp. (The)(b)	46,020
1,247	Radius Health, Inc.(b)	80,095
6,445	RadNet, Inc.(b)	42,601
2,093	Relypsa, Inc.(b)	33,467
6,784	Repligen Corp.(b)	225,500
733	Sagent Pharmaceuticals, Inc.(b)	12,322
17,869	Sequenom, Inc.(b)(c)	31,271
1,279	STAAR Surgical Co.(b)	10,424
15,805	Sucampo Pharmaceuticals, Inc., Class A(b)	305,985
10,886	Supernus Pharmaceuticals, Inc.(b)	179,619
2,608	T2 Biosystems, Inc.(b)	29,001
3,515	Tandem Diabetes Care, Inc.(b)	31,881
1,733	Team Health Holdings, Inc.(b)	103,408
8,027	Teligent, Inc.(b)(c)	58,356
10,913	TherapeuticsMD, Inc.(b)	64,059
4,646	Vascular Solutions, Inc.(b)	149,230
14,923	VIVUS, Inc.(b)(c)	18,803
28,748	XenoPort, Inc.(b)	175,650
10,497	Zeltiq Aesthetics, Inc.(b)	354,169
5,772	Zogenix, Inc.(b)	68,052

		8,454,650

	Industrials—14.1%
5,118	AAON, Inc.	104,765
4,594	Advanced Drainage Systems, Inc.	144,344
1,583	Allegiant Travel Co.	312,563
4,013	Allied Motion Technologies, Inc.	77,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
3,276	American Woodmark Corp.(b)	$238,165
509	Apogee Enterprises, Inc.	25,211
303	Astronics Corp.(b)	11,456
374	AZZ, Inc.	20,693
2,200	Barrett Business Services, Inc.	107,756
23,241	Builders FirstSource, Inc.(b)	274,709
4,023	Dycom Industries, Inc.(b)	306,110
4,979	Echo Global Logistics, Inc.(b)	118,450
6,951	Enphase Energy, Inc.(b)(c)	25,024
968	Forward Air Corp.	43,909
250	GP Strategies Corp.(b)	6,273
1,437	Greenbrier Cos., Inc. (The)	54,663
9,348	Hawaiian Holdings, Inc.(b)	324,376
7,870	Healthcare Services Group, Inc.	293,236
155	Heartland Express, Inc.	2,919
303	HEICO Corp.	15,283
1,650	HNI Corp.	70,851
3,156	Insperity, Inc.	146,628
8,546	Kforce, Inc.	240,228
1,451	Knight Transportation, Inc.	36,884
2,936	Multi-Color Corp.	228,538
723	Nortek, Inc.(b)	44,356
1,857	NV5 Holdings, Inc.(b)	43,231
1,746	On Assignment, Inc.(b)	78,762
1,586	P.A.M. Transportation Services, Inc.(b)	56,636
4,249	Patrick Industries, Inc.(b)	172,424
20,661	PGT, Inc.(b)	249,172
2,183	Power Solutions International, Inc.(b)(c)	39,381
3,695	Stock Building Supply Holdings, Inc.(b)	63,850
2,246	Sun Hydraulics Corp.	65,785
4,601	Swift Transportation Co., Class A(b)	71,914
4,195	TASER International, Inc.(b)	98,205
1,237	Trex Co., Inc.(b)	48,330
719	WageWorks, Inc.(b)	34,526

		4,297,017

	Information Technology—30.8%
6,953	ACI Worldwide, Inc.(b)	166,524
158	Ambarella, Inc.(b)	7,812
9,798	Angie’s List, Inc.(b)(c)	75,739
2,004	Apigee Corp.(b)(c)	19,339
3,208	Aspen Technology, Inc.(b)	132,779
2,629	AVG Technologies NV(b)	62,307
1,542	Belden, Inc.	98,734
127	Benefitfocus, Inc.(b)	4,059
2,912	Blackbaud, Inc.	182,553
1,361	Box, Inc., Class A(b)	16,985
4,887	BroadSoft, Inc.(b)	156,237
10,985	CalAmp Corp.(b)	208,276
3,483	Callidus Software, Inc.(b)	60,500
1,548	Carbonite, Inc.(b)	15,666
1,107	Cardtronics, Inc.(b)	38,191
4,038	Cavium, Inc.(b)	286,496
1,483	Cimpress NV(Netherlands)(b)(c)	117,009
16,131	Clearfield, Inc.(b)(c)	226,318
2,121	CommVault Systems, Inc.(b)	85,943
1,849	comScore, Inc.(b)	79,100

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,460	Constant Contact, Inc.(b)	$90,306
1,439	Cornerstone OnDemand, Inc.(b)	45,328
2,722	Demandware, Inc.(b)	154,337
17,632	EarthLink Holdings Corp.	150,754
4,227	Eastman Kodak Co.(b)	52,922
1,959	Ellie Mae, Inc.(b)	142,968
5,615	Endurance International Group Holdings, Inc.(b)(c)	74,848
4,233	Envestnet, Inc.(b)	126,397
2,779	EPAM Systems, Inc.(b)	214,956
2,020	Fair Isaac Corp.	186,587
538	FEI Co.	38,838
4,520	Five9, Inc.(b)	19,572
3,588	Fleetmatics Group PLC(b)	199,708
2,686	Forrester Research, Inc.	86,677
4,382	Gigamon, Inc.(b)	114,940
2,130	Globant SA(b)(c)	73,634
3,230	GrubHub, Inc.(b)(c)	77,455
5,748	GTT Communications, Inc.(b)	107,603
6,624	Hackett Group, Inc. (The)	98,565
792	Hortonworks, Inc.(b)	15,412
537	HubSpot, Inc.(b)	27,860
17,886	Immersion Corp.(b)	232,160
261	Imperva, Inc.(b)	18,432
6,498	Infinera Corp.(b)	128,400
5,482	Inphi Corp.(b)	163,199
364	InvenSense, Inc.(b)	4,339
560	j2 Global, Inc.	43,428
2,792	Jive Software, Inc.(b)	13,597
4,069	Lionbridge Technologies, Inc.(b)	21,932
4,413	LogMeIn, Inc.(b)	297,260
1,757	Luxoft Holding, Inc., Class A(b)	117,086
1,947	M/A-COM Technology Solutions Holdings, Inc.(b)	65,692
1,873	Manhattan Associates, Inc.(b)	136,448
16	Marketo, Inc.(b)	471
48,398	Mattson Technology, Inc.(b)	113,251
2,070	MAXIMUS, Inc.	141,174
24,422	MaxLinear, Inc., Class A(b)	317,486
3,113	Methode Electronics, Inc.	103,756
962	Microsemi Corp.(b)	34,642
703	MicroStrategy, Inc., Class A(b)	120,965
676	New Relic, Inc.(b)	26,803
1,106	NIC, Inc.	20,981
1,306	Nimble Storage, Inc.(b)	29,516
1,546	OPOWER, Inc.(b)(c)	14,919
4,962	Paycom Software, Inc.(b)	188,606
1,120	Paylocity Holding Corp.(b)	37,598
2,806	Pegasystems, Inc.	78,259
234	Proofpoint, Inc.(b)	16,483
4,525	PROS Holdings, Inc.(b)	108,691
1,040	Q2 Holdings, Inc.(b)	25,636
5,331	Qlik Technologies, Inc.(b)	167,233
2,650	Qualys, Inc.(b)	93,598
5,399	Quotient Technology, Inc.(b)(c)	29,910
2,049	Rambus, Inc.(b)	21,146
10,559	RealPage, Inc.(b)	178,447
1,516	RingCentral, Inc., Class A(b)	28,046
8,729	Rubicon Project, Inc. (The)(b)	132,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
2,540	SPS Commerce, Inc.(b)	$182,423
1,411	Stamps.com, Inc.(b)	106,686
2,432	Synaptics, Inc.(b)	206,939
3,209	Synchronoss Technologies, Inc.(b)	112,893
2,779	Tangoe, Inc.(b)	23,010
16,162	TiVo, Inc.(b)	146,751
1	TrueCar, Inc.(b)	6
1,475	Tyler Technologies, Inc.(b)	251,281
2,544	Universal Display Corp.(b)	87,285
912	Varonis Systems, Inc.(b)	14,565
5,340	VASCO Data Security International, Inc.(b)(c)	101,513
1,012	Violin Memory, Inc.(b)	1,629
1,674	Virtusa Corp.(b)	96,138
74	Web.com Group, Inc.(b)	1,737
4,745	WebMD Health Corp.(b)	192,932
113	Wix.com Ltd. (Israel)(b)	2,500
2,019	Workiva, Inc., Class A(b)	33,475
11,030	Yodlee, Inc.(b)	185,083
933	Zendesk, Inc.(b)	18,772
47,441	Zix Corp.(b)	245,744

		9,423,518

	Materials—2.7%
2,184	Balchem Corp.	149,167
136	Deltic Timber Corp.	8,427
11,236	Globe Specialty Metals, Inc.	141,798
2,348	Koppers Holdings, Inc.	44,518
5,311	PolyOne Corp.	177,600
3,607	Summit Materials, Inc., Class A(b)	75,964
3,505	Trinseo SA(b)(c)	113,737
2,159	US Concrete, Inc.(b)	119,738

		830,949

	Telecommunication Services—1.1%
5,997	Cogent Communications Group, Inc.	184,228
1,012	FairPoint Communications, Inc.(b)	16,232
6,723	General Communication, Inc., Class A(b)	136,914

		337,374

	Total Common Stocks and Other Equity Interests (Cost $31,901,077)	30,587,587

	Warrants—0.0%
	Energy—0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund—0.2%
54,539	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $54,539)	54,539

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $31,955,616)—100.2%	30,642,126

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.7%
2,063,827	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $2,063,827)	$2,063,827

	Total Investments (Cost $34,019,443)—106.9%	32,705,953
	Other assets less liabilities—(6.9)%	(2,118,153)

	Net Assets—100.0%	$30,587,800

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	56.5
Energy	10.8
Utilities	8.2
Information Technology	7.5
Industrials	7.2
Consumer Discretionary	5.8
Telecommunication Services	1.9
Health Care	1.6
Consumer Staples	0.3
Materials	0.1
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—5.8%
26,961	Apollo Education Group, Inc., Class A(b)	$195,737
2,500	Ascent Capital Group, Inc., Series A(b)	54,450
4,366	Barnes & Noble Education, Inc.(b)	64,398
6,908	Barnes & Noble, Inc.	89,735
128,859	bebe stores, Inc.(c)	143,033
94,541	Career Education Corp.(b)	341,293
13,625	DeVry Education Group, Inc.	321,005
1,346	FTD Cos., Inc.(b)	38,119
19,320	Guess?, Inc.	406,686
18,496	Harte-Hanks, Inc.	78,608
97	Haverty Furniture Cos., Inc.	2,271
8,429	International Speedway Corp., Class A	292,402
10,272	New Media Investment Group, Inc.	165,379
2,789	Pep Boys-Manny, Moe & Jack (The)(b)	41,947
20,792	Regis Corp.(b)	343,484
3,641	Remy International, Inc.	107,373
14,234	Ruby Tuesday, Inc.(b)	74,444
1,840	Scholastic Corp.	75,201
20,418	Speedway Motorsports, Inc.	377,120
3,225	Stage Stores, Inc.	31,379
5,095	Stein Mart, Inc.	45,142
8,062	Taylor Morrison Home Corp., Class A(b)	148,583
18,400	Time, Inc.	341,872

		3,779,661

	Consumer Staples—0.3%
1,452	Fresh Del Monte Produce, Inc.	66,255
2,725	Universal Corp.	147,177
207	Weis Markets, Inc.	8,516

		221,948

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—10.8%
3,753	Ardmore Shipping Corp. (Ireland)	$53,856
61,733	Bill Barrett Corp.(b)(c)	300,640
71,803	Callon Petroleum Co.(b)	623,250
1,127	CARBO Ceramics, Inc.	19,745
895	Clayton Williams Energy, Inc.(b)	53,315
97,104	Cloud Peak Energy, Inc.(b)(c)	288,399
35,005	Contango Oil & Gas Co.(b)	267,788
10,433	DHT Holdings, Inc.	82,003
11,111	Eclipse Resources Corp.(b)(c)	23,889
35,034	Energy XXI Ltd.	60,609
6,175	Era Group, Inc.(b)	85,894
46,628	EXCO Resources, Inc.(b)(c)	52,223
13,687	Exterran Holdings, Inc.	297,555
9,353	Forum Energy Technologies, Inc.(b)	123,927
39,175	Frontline Ltd. (Norway)(b)(c)	123,793
31,389	Gastar Exploration, Inc.(b)	49,281
9,366	Geospace Technologies Corp.(b)	143,862
18,355	Gulfmark Offshore, Inc., Class A(c)	114,535
542,758	Halcon Resources Corp.(b)(c)	380,528
35,863	Helix Energy Solutions Group, Inc.(b)	207,288
18,212	Hornbeck Offshore Services, Inc.(b)(c)	246,044
9,841	Jones Energy, Inc., Class A(b)	50,583
163,475	Key Energy Services, Inc.(b)(c)	85,890
90,887	McDermott International, Inc.(b)(c)	418,989
174,350	North Atlantic Drilling Ltd. (Norway)(b)(c)	143,926
10,237	Oil States International, Inc.(b)	307,212
44,996	Pacific Ethanol, Inc.(b)(c)	270,426
100,712	Parker Drilling Co.(b)	288,036
65	PDC Energy, Inc.(b)	3,922
8,242	Peabody Energy Corp.(c)	105,415
38,227	Penn Virginia Corp.(b)(c)	23,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
359,812	SandRidge Energy, Inc.(b)	$133,238
3,408	Scorpio Tankers, Inc. (Monaco)	31,081
36,140	Seventy Seven Energy, Inc.(b)(c)	41,200
31,758	Ship Finance International Ltd. (Norway)(c)	542,744
38,350	Stone Energy Corp.(b)	214,377
13,150	Tesco Corp.	105,200
63,004	TETRA Technologies, Inc.(b)	424,647
7,934	Tidewater, Inc.(c)	97,985
38,644	W&T Offshore, Inc.(c)	125,979

		7,012,933

	Financials—56.5%
8,207	1st Source Corp.	260,654
17,207	AG Mortgage Investment Trust, Inc. REIT	261,718
5,515	Agree Realty Corp. REIT	178,576
18,587	American Capital Mortgage Investment Corp. REIT	269,697
4,310	American Equity Investment Life Holding Co.	110,681
4,419	American Residential Properties, Inc. REIT	73,223
15,343	Apollo Commercial Real Estate Finance, Inc. REIT	254,847
7,523	Apollo Residential Mortgage, Inc. REIT	96,821
1,247	Argo Group International Holdings Ltd.	77,962
13,003	Arlington Asset Investment Corp., Class A	180,092
13,973	Armada Hoffler Properties, Inc. REIT	150,070
9,611	ARMOUR Residential REIT, Inc. REIT	197,218
27,638	Astoria Financial Corp.	441,103
2,017	BancFirst Corp.	124,308
2,292	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	61,953
14,050	Bancorp, Inc. (The)(b)	101,160
16,904	BankFinancial Corp.	208,426
4,952	Banner Corp.	242,995
19,759	BBCN Bancorp, Inc.	331,754
21,597	Beneficial Bancorp, Inc.(b)	299,550
7,560	Berkshire Hills Bancorp, Inc.	216,216
9,793	Blue Hills Bancorp, Inc.	138,963
13,445	Bluerock Residential Growth REIT, Inc., Class A REIT	157,575
3,821	Boston Private Financial Holdings, Inc.	43,789
7,648	Bryn Mawr Bank Corp.	222,786
30,832	Calamos Asset Management, Inc., Class A	289,513
26,030	Campus Crest Communities, Inc. REIT	172,579
26,101	Capitol Federal Financial, Inc.	338,791
34,173	Capstead Mortgage Corp. REIT	329,769
15,213	Cash America International, Inc.	525,305
18,418	CatchMark Timber Trust, Inc., Class A REIT	201,677
3,688	Cathay General Bancorp	115,434
7,726	Cedar Realty Trust, Inc. REIT	54,005
3,661	Centerstate Banks, Inc.	53,377
3,954	Central Pacific Financial Corp.	88,411
40,150	Chambers Street Properties REIT	284,262
9,364	Chatham Lodging Trust REIT	214,342
6,780	Chemical Financial Corp.	230,045
4,546	City Holding Co.	217,435
10,745	Clifton Bancorp, Inc.	156,662
21,931	CoBiz Financial, Inc.	273,260

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
6,075	Colony Capital, Inc., Class A REIT	$123,566
1,787	Columbia Banking System, Inc.	59,543
3,479	Community Bank System, Inc.	141,804
6,550	Community Trust Bancorp, Inc.	225,779
29,570	Cousins Properties, Inc. REIT	296,883
7,949	CVB Financial Corp.	138,710
45,746	CYS Investments, Inc. REIT	353,159
9,226	DCT Industrial Trust, Inc. REIT	342,469
24,282	DiamondRock Hospitality Co. REIT	283,614
22,871	Dime Community Bancshares, Inc.	396,812
39,888	Dynex Capital, Inc. REIT(c)	264,457
7,595	Education Realty Trust, Inc. REIT	272,736
16,861	Enterprise Financial Services Corp.	478,178
4,440	EPR Properties REIT	252,236
3,054	EverBank Financial Corp.	52,712
21,988	EZCORP, Inc., Class A(b)	146,440
21,859	F.N.B. Corp.	294,441
5,200	FBL Financial Group, Inc., Class A	327,080
8,392	Federal Agricultural Mortgage Corp., Class C	246,389
3,958	Fidelity & Guaranty Life	105,679
14,857	Fidelity Southern Corp.	311,254
1,253	First American Financial Corp.	47,777
32,759	First BanCorp(b)	124,157
11,332	First Busey Corp.	236,499
333	First Citizens BancShares, Inc., Class A	85,295
8,030	First Defiance Financial Corp.	307,549
10,245	First Financial Bancorp	197,524
5,718	First Financial Corp.	195,956
3,275	First Industrial Realty Trust, Inc. REIT	71,002
5,320	First Interstate BancSystem, Inc., Class A	150,875
17,005	First Merchants Corp.	446,041
872	First Midwest Bancorp, Inc.	15,539
778	First NBC Bank Holding Co.(b)	28,934
26,160	First Potomac Realty Trust REIT	308,426
9,151	FirstMerit Corp.	171,947
22,149	Flagstar Bancorp, Inc.(b)	492,594
18,999	Flushing Financial Corp.	399,739
26,704	Fulton Financial Corp.	358,368
156	Getty Realty Corp. REIT	2,633
888	Glacier Bancorp, Inc.	24,296
6,545	Gladstone Commercial Corp. REIT	104,785
6,141	Government Properties Income Trust REIT	99,975
12,525	Gramercy Property Trust, Inc. REIT	284,067
10,132	Great Ajax Corp. REIT	131,007
7,428	Great Southern Bancorp, Inc.	358,995
13,318	Great Western Bancorp, Inc.	376,367
1,409	Green Dot Corp., Class A(b)	26,123
5,761	Guaranty Bancorp	94,941
11,680	Hancock Holding Co.	322,368
10,408	Hanmi Financial Corp.	265,404
1,869	Heartland Financial USA, Inc.	68,854
12,684	Hersha Hospitality Trust REIT	304,543
13,643	HomeTrust Bancshares, Inc.(b)	258,398
6,319	Horace Mann Educators Corp.	216,363
261	Hudson Pacific Properties, Inc. REIT	7,457
491	IBERIABANK Corp.	29,769
44,924	Independence Realty Trust, Inc. REIT	352,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
5,319	Independent Bank Corp./MA	$248,610
19,963	Independent Bank Corp./MI	289,064
8,149	International Bancshares Corp.	219,616
21,287	Invesco Mortgage Capital, Inc. REIT(d)	256,508
15,685	Investors Real Estate Trust REIT(c)	127,362
24,893	iStar, Inc. REIT(b)	322,115
4,167	James River Group Holdings Ltd.	122,635
12,927	JG Wentworth Co. (The), Class A(b)(c)	66,186
2,472	Kite Realty Group Trust REIT	65,286
30,015	Lakeland Bancorp, Inc.	349,074
1,961	Lakeland Financial Corp.	88,108
3,158	LaSalle Hotel Properties REIT	92,877
17,718	Lexington Realty Trust REIT	156,627
12,307	Mack-Cali Realty Corp. REIT	267,800
11,449	MainSource Financial Group, Inc.	247,756
15,205	MBIA, Inc.(b)	114,190
4,738	Mercantile Bank Corp.	104,520
9,603	Monmouth Real Estate Investment Corp. REIT(c)	99,967
18,163	Monogram Residential Trust, Inc. REIT	179,087
27,340	National Penn Bancshares, Inc.	329,174
583	National Western Life Group, Inc., Class A	150,408
2,142	Nationstar Mortgage Holdings, Inc.(b)(c)	28,424
202	Navigators Group, Inc. (The)(b)	17,241
14,800	NBT Bancorp, Inc.	416,028
3,614	Nelnet, Inc., Class A	129,309
11,440	NexPoint Residential Trust, Inc. REIT	150,779
21,171	Northwest Bancshares, Inc.	284,962
22,820	OFG Bancorp	210,172
12,788	Old National Bancorp	179,032
14,860	One Liberty Properties, Inc. REIT	350,102
4,975	Oppenheimer Holdings, Inc., Class A	91,291
20,349	Orchid Island Capital, Inc. REIT(c)	180,699
6,859	Pacific Continental Corp.	98,358
348	Park National Corp.	31,571
707	Parkway Properties, Inc. REIT	11,828
18,697	PennyMac Mortgage Investment Trust REIT	273,350
3,748	Peoples Bancorp, Inc.	71,812
16,577	PHH Corp.(b)	243,682
4,507	Piper Jaffray Cos.(b)	160,314
17,569	Preferred Apartment Communities, Inc., Class A REIT	192,381
5,037	Prosperity Bancshares, Inc.	258,801
16,357	Provident Financial Services, Inc.	332,374
14,742	QCR Holdings, Inc.	335,823
19,066	Radian Group, Inc.	275,885
55,652	RAIT Financial Trust REIT	269,912
13,393	Ramco-Gershenson Properties Trust REIT	225,002
358	RCS Capital Corp., Class A(b)	271
490	Redwood Trust, Inc. REIT	6,507
1,928	Resource Capital Corp. REIT(c)	24,756
7,453	Retail Opportunity Investments Corp. REIT	135,123
12,492	Rexford Industrial Realty, Inc. REIT	189,254
6,784	S&T Bancorp, Inc.	216,274
18	Safety Insurance Group, Inc.	1,043
6,594	Sandy Spring Bancorp, Inc.	181,335
14,615	Select Income REIT	295,223
4,822	Selective Insurance Group, Inc.	175,955

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
5,518	Silver Bay Realty Trust Corp. REIT	$89,392
9,961	Southside Bancshares, Inc.	267,951
6,884	Starwood Waypoint Residential Trust REIT	169,346
2,418	Stock Yards Bancorp, Inc.	91,110
7,860	STORE Capital Corp. REIT	178,186
6,368	Summit Hotel Properties, Inc. REIT	83,293
6,429	Symetra Financial Corp.	203,992
6,859	Talmer Bancorp, Inc., Class A	115,368
122	Tejon Ranch Co.(b)	2,749
3,028	Terreno Realty Corp. REIT	67,767
4,236	Tompkins Financial Corp.	229,930
5,687	TowneBank	122,043
10,654	TriCo Bancshares	280,839
29,010	Triumph Bancorp, Inc.(b)	484,177
14,184	TrustCo Bank Corp. NY	88,366
8,026	Trustmark Corp.	192,865
4,615	Umpqua Holdings Corp.	77,071
9,563	Union Bankshares Corp.	239,553
6,103	United Bankshares, Inc.	241,374
1,136	United Community Banks, Inc.	22,902
50,663	United Community Financial Corp.	277,633
12,823	United Development Funding IV REIT(c)	220,556
37,466	Valley National Bancorp	393,393
16,229	Washington Federal, Inc.	404,751
6,940	Washington Trust Bancorp, Inc.	269,272
9,305	Webster Financial Corp.	345,216
9,508	WesBanco, Inc.	310,436
528	Westamerica Bancorp.	23,343
21,778	Western Asset Mortgage Capital Corp. REIT(c)	248,705
24,506	Whitestone REIT	302,894
1,651	Wintrust Financial Corp.	83,359
13,771	WSFS Financial Corp.	437,505

		36,834,896

	Health Care—1.6%
41,232	BioScrip, Inc.(b)(c)	81,227
19,099	Endocyte, Inc.(b)(c)	98,169
114,174	Five Star Quality Care, Inc.(b)	373,349
3,149	Halyard Health, Inc.(b)	93,462
11,357	Hanger, Inc.(b)	163,768
10,605	Invacare Corp.	183,254
3,690	Kindred Healthcare, Inc.	49,446
243	PharMerica Corp.(b)	6,943

		1,049,618

	Industrials—7.2%
11,797	AAR Corp.	267,674
64,664	ACCO Brands Corp.(b)	521,838
13,315	Aerovironment, Inc.(b)	307,177
11,441	Air Transport Services Group, Inc.(b)	112,007
3,532	Aircastle Ltd.	80,035
3,475	Brady Corp., Class A	79,056
755	CIRCOR International, Inc.	34,670
57,982	Civeo Corp.	107,847
2,663	Columbus McKinnon Corp.	49,771
2,732	Cubic Corp.	122,530
16,659	Eagle Bulk Shipping, Inc.(b)	101,620
5,222	Ennis, Inc.	104,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
8,900	ESCO Technologies, Inc.	$330,101
35,479	Golden Ocean Group Ltd. (Norway)(c)	69,894
18,347	MRC Global, Inc.(b)	218,329
15,210	Navigant Consulting, Inc.(b)	261,612
24,462	Navios Maritime Holdings, Inc. (Monaco)(c)	51,615
4,550	Northwest Pipe Co.(b)	60,106
10,454	Powell Industries, Inc.	348,327
49,807	Republic Airways Holdings, Inc.(b)	286,888
153,470	Safe Bulkers, Inc. (Greece)(c)	472,688
8,205	Tetra Tech, Inc.	220,715
3,913	Veritiv Corp.(b)	164,346
1,485	Viad Corp.	44,713
4,815	VSE Corp.	276,670

		4,694,826

	Information Technology—7.5%
16,230	Acxiom Corp.(b)	359,008
3,952	ADTRAN, Inc.	61,375
69,956	Amkor Technology, Inc.(b)	435,126
26,245	AVX Corp.	354,307
10,433	Black Box Corp.	127,387
51,297	Checkpoint Systems, Inc.	383,702
8,984	Cohu, Inc.	113,109
4,584	Comtech Telecommunications Corp.	110,749
19,904	EMCORE Corp.(b)	136,143
6,248	Fabrinet (Thailand)(b)	135,394
12,664	ManTech International Corp., Class A	365,990
10,833	Mercury Systems, Inc.(b)	185,894
1,034	MKS Instruments, Inc.	36,438
1,394	MoneyGram International, Inc.(b)	14,093
447	Multi-Fineline Electronix, Inc.(b)	8,305
64,535	Oclaro, Inc.(b)(c)	189,088
11,121	Pericom Semiconductor Corp.	194,061
1,342	Photronics, Inc.(b)	12,870
6,592	QLogic Corp.(b)	81,741
16,533	QuinStreet, Inc.(b)	91,758
15,960	Sanmina Corp.(b)	329,893
80,150	SeaChange International, Inc.(b)	518,570
19,083	Sonus Networks, Inc.(b)	126,139
2,375	TTM Technologies, Inc.(b)	17,337
68,778	Ultra Clean Holdings, Inc.(b)	335,637
12,731	Vishay Intertechnology, Inc.	134,949

		4,859,063

	Materials—0.1%
651	Greif, Inc., Class A	21,340
2,876	Timkensteel Corp.	30,600

		51,940

	Telecommunication Services—1.9%
1,735	Atlantic Tele-Network, Inc.	132,589
21,812	Hawaiian Telcom Holdco, Inc.(b)	497,750
17,759	Iridium Communications, Inc.(b)(c)	145,801
26,440	Leap Wireless Corp.(b)	66,629
23,465	Spok Holdings, Inc.	423,074

		1,265,843

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—8.2%
2,505	Abengoa Yield PLC (Spain)	$46,418
8,125	ALLETE, Inc.	407,956
13,582	Avista Corp.	459,751
8,389	Black Hills Corp.	384,048
3,836	California Water Service Group	85,773
6,930	Dynegy, Inc.(b)	134,650
6,511	El Paso Electric Co.	251,780
13,493	Empire District Electric Co. (The)	304,267
3,483	IDACORP, Inc.	232,839
7,165	Laclede Group, Inc. (The)	419,654
8,243	Northwest Natural Gas Co.	393,768
2,256	NorthWestern Corp.	122,253
9,890	ONE Gas, Inc.	483,028
3,167	Otter Tail Corp.	86,902
7,191	PNM Resources, Inc.	202,211
15,614	Portland General Electric Co.	578,967
1,306	SJW Corp.	41,439
8,847	South Jersey Industries, Inc.	234,534
1,442	Southwest Gas Corp.	88,625
10,863	Unitil Corp.	385,311

		5,344,174

	Total Common Stocks and Other Equity Interests (Cost $70,594,934)	65,114,902

	Money Market Fund—0.1%
44,229	Invesco Premier Portfolio—Institutional Class, 0.12%(e) (Cost $44,229)	44,229

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $70,639,163)—100.0%	65,159,131

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.2%
4,045,506	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(e)(f) (Cost $4,045,506)	4,045,506

	Total Investments (Cost $74,684,669)—106.2%	69,204,637
	Other assets less liabilities—(6.2)%	(4,056,560)

	Net Assets—100.0%	$65,148,077

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2015

(Unaudited)

(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Information Technology	13.5
Industrials	12.8
Health Care	11.2
Consumer Staples	10.7
Energy	10.7
Consumer Discretionary	10.2
Financials	10.1
Utilities	9.6
Materials	9.2
Telecommunication Services	2.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.2%
563	Aaron’s, Inc.	$13,889
119	Advance Auto Parts, Inc.	23,613
284	AMC Networks, Inc., Class A(b)	20,985
677	Aramark	20,547
355	AutoNation, Inc.(b)	22,432
28	AutoZone, Inc.(b)	21,963
352	Bed Bath & Beyond, Inc.(b)	20,990
577	Best Buy Co., Inc.	20,212
527	BorgWarner, Inc.	22,566
400	Brinker International, Inc.	18,204
438	Brunswick Corp.	23,569
446	Cabela’s, Inc.(b)	17,470
50	Cable One, Inc.(b)	21,672
637	Cablevision Systems Corp., Class A	20,760
353	CarMax, Inc.(b)	20,831
225	Carter’s, Inc.	20,448
115	Charter Communications, Inc., Class A(b)	21,958
29	Chipotle Mexican Grill, Inc.(b)	18,567
439	Choice Hotels International, Inc.	22,964
650	Cinemark Holdings, Inc.	23,036
2,753	Clear Channel Outdoor Holdings, Inc., Class A(b)	20,592
741	Coach, Inc.	23,119
611	CST Brands, Inc.	21,953
688	D.R. Horton, Inc.	20,255
298	Darden Restaurants, Inc.	18,443
288	Delphi Automotive PLC (United Kingdom)	23,959
428	Dick’s Sporting Goods, Inc.	19,067
235	Dillard’s, Inc., Class A	21,028
757	Discovery Communications, Inc., Class A(b)	22,286
293	Dollar General Corp.	19,857

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
301	Dollar Tree, Inc.(b)	$19,712
187	Domino’s Pizza, Inc.	19,947
786	DSW, Inc., Class A	19,603
426	Dunkin’ Brands Group, Inc.	17,641
182	Expedia, Inc., Class A	24,807
1,253	Extended Stay America, Inc.	24,058
278	Foot Locker, Inc.	18,834
370	Fossil Group, Inc.(b)	20,132
515	GameStop Corp., Class A	23,726
677	Gap, Inc. (The)	18,428
595	Garmin Ltd.	21,105
1,407	Gentex Corp.	23,061
251	Genuine Parts Co.	22,781
2,006	GNC Holdings, Inc., Class A	59,678
710	Goodyear Tire & Rubber Co. (The)	23,316
652	GoPro, Inc., Class A(b)	16,300
37	Graham Holdings Co., Class B	20,441
8,936	Groupon, Inc., Class A(b)	33,153
585	H&R Block, Inc.	21,797
718	Hanesbrands, Inc.	22,933
391	Harley-Davidson, Inc.	19,335
223	Harman International Industries, Inc.	24,521
281	Hasbro, Inc.	21,589
913	Hilton Worldwide Holdings, Inc.	22,816
437	Hyatt Hotels Corp., Class A(b)	22,025
1,268	International Game Technology PLC	20,567
1,092	Interpublic Group of Cos., Inc. (The)	25,040
2,236	JC Penney Co., Inc.(b)	20,504
412	Jarden Corp.(b)	18,458
421	John Wiley & Sons, Inc., Class A	22,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,089	Kate Spade & Co.(b)	$19,569
442	Kohl’s Corp.	20,385
230	L Brands, Inc.	22,075
198	Lear Corp.	24,762
505	Leggett & Platt, Inc.	22,740
418	Lennar Corp., Class A	20,929
397	Liberty Broadband Corp., Class C(b)	21,347
789	Liberty Interactive Corp. QVC Group, Series A(b)	21,595
602	Liberty Media Corp., Series C(b)	23,568
515	Liberty Ventures, Class A(b)	22,439
553	Lions Gate Entertainment Corp.	21,550
865	Live Nation Entertainment, Inc.(b)	23,597
724	LKQ Corp.(b)	21,438
401	Lululemon Athletica, Inc.(b)	19,717
401	Macy’s, Inc.	20,443
99	Madison Square Garden Co. (The), Class A(b)	17,671
317	Marriott International, Inc., Class A	24,339
932	Mattel, Inc.	22,909
1,067	MGM Resorts International(b)	24,744
498	Michael Kors Holdings Ltd.(b)	19,243
892	Michaels Cos., Inc. (The)(b)	20,855
110	Mohawk Industries, Inc.(b)	21,505
298	MSG Networks, Inc., Class A(b)	6,115
378	Murphy USA, Inc.(b)	23,198
518	Newell Rubbermaid, Inc.	21,979
1,654	News Corp., Class A	25,472
289	Nordstrom, Inc.	18,846
348	Norwegian Cruise Line Holdings Ltd.(b)	22,140
13	NVR, Inc.(b)	21,291
3,030	Office Depot, Inc.(b)	23,089
321	Omnicom Group, Inc.	24,049
86	O’Reilly Automotive, Inc.(b)	23,758
111	Panera Bread Co., Class A(b)	19,688
428	Penske Automotive Group, Inc.	20,904
172	Polaris Industries, Inc.	19,322
1,057	PulteGroup, Inc.	19,375
202	PVH Corp.	18,372
195	Ralph Lauren Corp., Class A	21,600
1,175	Regal Entertainment Group, Class A	22,771
429	Ross Stores, Inc.	21,699
232	Royal Caribbean Cruises Ltd.	22,817
870	Sally Beauty Holdings, Inc.(b)	20,454
426	Scripps Networks Interactive, Inc., Class A	25,594
855	Sears Holdings Corp.(b)	19,981
765	Service Corp. International	21,619
628	ServiceMaster Global Holdings, Inc.(b)	22,388
151	Signet Jewelers Ltd.	22,792
5,549	Sirius XM Holdings, Inc.(b)	22,640
455	Six Flags Entertainment Corp.	23,678
456	Skechers U.S.A., Inc., Class A(b)	14,227
1,704	Staples, Inc.	22,135
308	Starwood Hotels & Resorts Worldwide, Inc.	24,600
543	Starz, Class A(b)	18,196
925	TEGNA, Inc.	25,012
277	Tempur Sealy International, Inc.(b)	21,562
409	Thor Industries, Inc.	22,119
273	Tiffany & Co.	22,506

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
585	Toll Brothers, Inc.(b)	$21,042
851	TopBuild Corp.(b)	23,939
251	Tractor Supply Co.	23,190
585	Tribune Media Co., Class A	23,593
325	TripAdvisor, Inc., Class A(b)	27,229
421	Tupperware Brands Corp.	24,784
125	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	21,745
203	Under Armour, Inc., Class A(b)	19,301
717	Urban Outfitters, Inc.(b)	20,506
468	Vista Outdoor, Inc.(b)	20,929
209	Visteon Corp.(b)	22,796
2,369	Wendy’s Co. (The)	21,700
136	Whirlpool Corp.	21,779
271	Williams-Sonoma, Inc.	19,986
287	Wyndham Worldwide Corp.	23,347
362	Wynn Resorts Ltd.	25,322

		2,900,170

	Consumer Staples—10.7%
6,112	Avon Products, Inc.	24,631
4,424	Blue Buffalo Pet Products, Inc.(b)	79,367
845	Brown-Forman Corp., Class B	89,722
1,181	Bunge Ltd.	86,166
1,631	Campbell Soup Co.	82,838
983	Church & Dwight Co., Inc.	84,626
722	Clorox Co. (The)	88,041
1,730	Coca-Cola Enterprises, Inc.	88,818
2,022	ConAgra Foods, Inc.	81,992
648	Constellation Brands, Inc., Class A	87,350
785	Coty, Inc., Class A	22,726
1,076	Dr Pepper Snapple Group, Inc.	96,162
1,032	Edgewell Personal Care Co.	87,421
2,091	Energizer Holdings, Inc.	89,558
3,306	Flowers Foods, Inc.	89,262
1,564	Hain Celestial Group, Inc. (The)(b)	77,965
1,568	Herbalife Ltd.(b)	87,871
907	Hershey Co. (The)	80,442
1,350	Hormel Foods Corp.	91,193
964	Ingredion, Inc.	91,638
736	JM Smucker Co. (The)	86,399
1,231	Kellogg Co.	86,810
1,516	Keurig Green Mountain, Inc.	76,937
1,006	McCormick & Co., Inc.	84,484
1,174	Mead Johnson Nutrition Co.	96,268
1,020	Molson Coors Brewing Co., Class B	89,862
616	Monster Beverage Corp.(b)	83,973
2,047	Nu Skin Enterprises, Inc., Class A	78,216
3,993	Pilgrim’s Pride Corp.	75,827
1,892	Pinnacle Foods, Inc.	83,399
12,348	Rite Aid Corp.(b)	97,302
904	Spectrum Brands Holdings, Inc.	86,648
3,886	Sprouts Farmers Market, Inc.(b)	79,197
2,118	Sysco Corp.	87,368
1,937	Tyson Foods, Inc., Class A	85,925
1,897	WhiteWave Foods Co. (The)(b)	77,739
2,703	Whole Foods Market, Inc.	80,982

		3,045,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—10.7%
2,225	Antero Resources Corp.(b)	$52,443
2,009	Cabot Oil & Gas Corp.	43,615
17,322	California Resources Corp.	69,981
757	Cameron International Corp.(b)	51,484
987	Cheniere Energy, Inc.(b)	48,876
6,477	Chesapeake Energy Corp.	46,181
475	Cimarex Energy Co.	56,078
6,768	Cobalt International Energy, Inc.(b)	51,911
2,527	Columbia Pipeline Group, Inc.	52,486
478	Concho Resources, Inc.(b)	55,405
4,585	CONSOL Energy, Inc.	30,536
1,657	Continental Resources, Inc.(b)	56,189
1,165	CVR Energy, Inc.	51,796
17,904	Denbury Resources, Inc.	63,380
2,616	Diamond Offshore Drilling, Inc.	52,006
727	Diamondback Energy, Inc.(b)	53,682
779	Dril-Quip, Inc.(b)	47,955
967	Energen Corp.	56,231
3,311	Ensco PLC, Class A	55,062
9,066	EP Energy Corp., Class A(b)	49,954
693	EQT Corp.	45,786
1,462	FMC Technologies, Inc.(b)	49,459
3,006	Frank’s International NV	51,583
1,577	Golar LNG Ltd. (Bermuda)	45,749
1,553	Gulfport Energy Corp.(b)	47,320
1,019	Helmerich& Payne, Inc.	57,339
954	Hess Corp.	53,624
962	HollyFrontier Corp.	47,109
8,708	Kosmos Energy Ltd.(b)	59,389
4,916	Laredo Petroleum, Inc.(b)	56,436
3,046	Marathon Oil Corp.	55,985
2,661	Memorial Resource Development Corp.(b)	47,073
1,954	Murphy Oil Corp.	55,552
4,787	Nabors Industries Ltd.	48,061
1,281	National Oilwell Varco, Inc.	48,217
1,441	Newfield Exploration Co.(b)	57,914
4,390	Noble Corp. PLC	59,133
1,518	Noble Energy, Inc.	54,405
1,203	Oceaneering International, Inc.	50,550
1,364	ONEOK, Inc.	46,267
3,427	Patterson-UTI Energy, Inc.	51,028
1,699	PBF Energy, Inc., Class A	57,766
395	Pioneer Natural Resources Co.	54,170
3,923	QEP Resources, Inc.	60,650
1,368	Range Resources Corp.	41,642
2,688	Rice Energy, Inc.(b)	41,019
2,960	Rowan Cos. PLC, Class A	58,253
4,886	RPC, Inc.	53,893
7,746	Seadrill Ltd. (United Kingdom)(b)	50,117
1,503	SM Energy Co.	50,125
3,685	Southwestern Energy Co.(b)	40,682
3,515	Superior Energy Services, Inc.	49,772
887	Targa Resources Corp.	50,692
881	Teekay Corp. (Bermuda)	28,307
472	Tesoro Corp.	50,471
5,515	Weatherford International PLC(b)	56,474
2,973	Whiting Petroleum Corp.(b)	51,225

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
1,324	World Fuel Services Corp.	$58,865
7,113	WPX Energy, Inc.(b)	48,795

		3,036,148

	Financials—10.1%
91	Affiliated Managers Group, Inc.(b)	16,404
168	Alexandria Real Estate Equities, Inc. REIT	15,076
32	Alleghany Corp.(b)	15,881
385	Allied World Assurance Co. Holdings AG	13,999
712	Ally Financial, Inc.(b)	14,183
405	American Campus Communities, Inc. REIT	16,431
762	American Capital Agency Corp. REIT	13,586
213	American Financial Group, Inc.	15,376
920	American Homes 4 Rent, Class A REIT	15,180
149	American National Insurance Co.	15,389
137	Ameriprise Financial, Inc.	15,804
238	AmTrust Financial Services, Inc.	16,236
1,418	Annaly Capital Management, Inc. REIT	14,109
164	Aon PLC	15,303
405	Apartment Investment & Management Co., Class A REIT	15,872
783	Apple Hospitality REIT, Inc. REIT	15,441
204	Arch Capital Group Ltd.(b)	15,278
352	Arthur J. Gallagher & Co.	15,393
407	Artisan Partners Asset Management, Inc., Class A	15,568
316	Aspen Insurance Holdings Ltd. (Bermuda)	15,361
817	Associated Banc-Corp.	15,801
189	Assurant, Inc.	15,409
574	Assured Guaranty Ltd.	15,751
90	AvalonBay Communities, Inc. REIT	15,735
269	Axis Capital Holdings Ltd.	14,526
235	Bank of Hawaii Corp.	15,388
408	BankUnited, Inc.	15,169
707	BioMed Realty Trust, Inc. REIT	16,551
233	BOK Financial Corp.	15,653
127	Boston Properties, Inc. REIT	15,983
1,211	Brandywine Realty Trust REIT	16,348
632	Brixmor Property Group, Inc. REIT	16,192
472	Brown & Brown, Inc.	15,231
204	Camden Property Trust REIT	15,053
442	Care Capital Properties, Inc. REIT	14,564
1,004	CBL & Associates Properties, Inc. REIT	14,638
222	CBOE Holdings, Inc.	14,883
454	CBRE Group, Inc., Class A(b)	16,925
1,026	Chimera Investment Corp. REIT	14,446
277	Cincinnati Financial Corp.	16,684
360	CIT Group, Inc.	15,480
626	Citizens Financial Group, Inc.	15,212
424	CNA Financial Corp.	15,501
641	Columbia Property Trust, Inc. REIT	15,922
354	Comerica, Inc.	15,364
325	Commerce Bancshares, Inc.	14,804
736	Communications Sales & Leasing, Inc. REIT(b)	14,786
697	Corporate Office Properties Trust REIT	16,031
482	Corrections Corp. of America REIT	13,737
75	Credit Acceptance Corp.(b)	14,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
193	Crown Castle International Corp. REIT	$16,494
235	Cullen/Frost Bankers, Inc.	16,083
961	DDR Corp. REIT	16,145
231	Digital Realty Trust, Inc. REIT	17,085
504	Douglas Emmett, Inc. REIT	15,397
772	Duke Realty Corp. REIT	15,980
559	E*TRADE Financial Corp.(b)	15,937
382	East West Bancorp, Inc.	15,429
432	Eaton Vance Corp.	15,600
873	Empire State Realty Trust, Inc., Class A REIT	15,557
240	Endurance Specialty Holdings Ltd.	15,151
54	Equinix, Inc. REIT	16,021
547	Equity Commonwealth REIT(b)	15,704
256	Equity Lifestyle Properties, Inc. REIT	15,483
182	Erie Indemnity Co., Class A	15,918
71	Essex Property Trust, Inc. REIT	15,651
85	Everest Re Group Ltd.	15,127
194	Extra Space Storage, Inc. REIT	15,373
93	FactSet Research Systems, Inc.	16,286
110	Federal Realty Investment Trust REIT	15,784
505	Federated Investors, Inc., Class B	15,519
768	Fifth Third Bancorp	14,630
1,041	First Horizon National Corp.	14,761
1,426	First Niagara Financial Group, Inc.	14,759
235	First Republic Bank	15,348
405	FNF Group	14,288
730	Forest City Enterprises, Inc., Class A(b)	16,133
486	Gaming and Leisure Properties, Inc. REIT	14,177
581	General Growth Properties, Inc. REIT	16,820
2,986	Genworth Financial, Inc., Class A(b)	13,974
187	Hanover Insurance Group, Inc. (The)	15,755
325	Hartford Financial Services Group, Inc. (The)	15,034
385	HCP, Inc. REIT	14,322
607	Healthcare Trust of America, Inc., Class A REIT	15,970
571	Hospitality Properties Trust REIT	15,326
909	Host Hotels & Resorts, Inc. REIT	15,753
123	Howard Hughes Corp. (The)(b)	15,200
1,409	Huntington Bancshares, Inc.	15,457
364	Interactive Brokers Group, Inc., Class A	14,975
63	Intercontinental Exchange, Inc.	15,901
463	Invesco Ltd.(c)	15,358
484	Iron Mountain, Inc. REIT	14,830
103	Jones Lang LaSalle, Inc.	17,171
1,120	KeyCorp	13,910
224	Kilroy Realty Corp. REIT	14,748
613	Kimco Realty Corp. REIT	16,410
397	Lamar Advertising Co., Class A REIT	22,403
322	Lazard Ltd., Class A	14,915
351	Legg Mason, Inc.	15,707
1,115	LendingClub Corp.(b)	15,811
730	Leucadia National Corp.	14,607
472	Liberty Property Trust REIT	16,057
308	Lincoln National Corp.	16,481
411	Loews Corp.	14,985
359	LPL Financial Holdings, Inc.	15,293
199	M&T Bank Corp.	23,850

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
192	Macerich Co. (The) REIT	$16,270
19	Markel Corp.(b)	16,492
166	McGraw Hill Financial, Inc.	15,378
289	Mercury General Corp.	15,609
2,103	MFA Financial, Inc. REIT	14,553
184	Mid-America Apartment Communities, Inc. REIT	15,675
147	Moody’s Corp.	14,136
181	Morningstar, Inc.	14,862
241	MSCI, Inc.	16,147
277	Nasdaq, Inc.	16,036
408	National Retail Properties, Inc. REIT	15,504
1,189	Navient Corp.	15,683
816	New York Community Bancorp, Inc.	13,480
214	Northern Trust Corp.	15,063
937	NorthStar Asset Management Group, Inc.	13,708
1,114	NorthStar Realty Finance Corp. REIT	13,379
936	Old Republic International Corp.	16,885
416	OMEGA Healthcare Investors, Inc. REIT	14,360
956	Outfront Media, Inc. REIT	22,571
341	PacWest Bancorp	15,359
882	Paramount Group, Inc. REIT	15,673
107	PartnerRe Ltd. (Bermuda)	14,873
943	People’s United Financial, Inc.	15,041
838	Piedmont Office Realty Trust, Inc., Class A REIT	16,240
372	Plum Creek Timber Co., Inc. REIT	15,155
489	Popular, Inc.	14,460
252	Post Properties, Inc. REIT	15,054
307	Principal Financial Group, Inc.	15,399
298	ProAssurance Corp.	15,782
482	Progressive Corp. (The)	15,969
382	Prologis, Inc. REIT	16,323
297	Raymond James Financial, Inc.	16,368
663	Rayonier, Inc. REIT	15,017
380	Realogy Holdings Corp.(b)	14,858
314	Realty Income Corp. REIT	15,530
242	Regency Centers Corp. REIT	16,446
1,628	Regions Financial Corp.	15,222
162	Reinsurance Group of America, Inc.	14,619
139	RenaissanceRe Holdings Ltd. (Bermuda)	15,239
1,056	Retail Properties of America, Inc., Class A REIT	15,808
693	Santander Consumer USA Holdings, Inc.(b)	12,481
307	SEI Investments Co.	15,909
909	Senior Housing Properties Trust REIT	13,808
107	Signature Bank(b)	15,934
135	SL Green Realty Corp. REIT	16,014
1,922	SLM Corp.(b)	13,569
1,603	Spirit Realty Capital, Inc. REIT	16,319
322	Springleaf Holdings, Inc.(b)	15,105
133	StanCorp Financial Group, Inc.	15,258
690	Starwood Property Trust, Inc. REIT	13,862
383	SunTrust Banks, Inc.	15,902
124	SVB Financial Group(b)	15,137
476	Synchrony Financial(b)	14,642
498	Synovus Financial Corp.	15,752
214	T. Rowe Price Group, Inc.	16,183
447	Tanger Factory Outlet Centers, Inc. REIT	15,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
215	Taubman Centers, Inc. REIT	$16,551
969	TCF Financial Corp.	14,913
456	TD Ameritrade Holding Corp.	15,718
853	TFS Financial Corp.	14,979
258	Torchmark Corp.	14,967
1,558	Two Harbors Investment Corp. REIT	13,181
438	UDR, Inc. REIT	15,093
462	Unum Group	16,008
327	Validus Holdings Ltd.	14,486
260	Ventas, Inc. REIT	13,967
1,862	VEREIT, Inc. REIT	15,380
162	Vornado Realty Trust REIT	16,289
371	Voya Financial, Inc.	15,051
272	W.R. Berkley Corp.	15,186
427	Waddell & Reed Financial, Inc., Class A	15,773
451	Weingarten Realty Investors REIT	16,128
257	Welltower, Inc. REIT	16,672
544	Weyerhaeuser Co. REIT	15,956
20	White Mountains Insurance Group Ltd.	15,800
251	WP Carey, Inc. REIT	15,906
1,225	WP GLIMCHER, Inc. REIT	14,235
402	XL Group PLC	15,308
524	Zions Bancorporation	15,075

		2,865,008

	Health Care—11.2%
612	Acadia Healthcare Co., Inc.(b)	37,583
1,251	Agilent Technologies, Inc.	47,238
533	Agios Pharmaceuticals, Inc.(b)	38,834
1,343	Akorn, Inc.(b)	35,912
879	Alere, Inc.(b)	40,539
764	Align Technology, Inc.(b)	50,011
703	Alkermes PLC(b)	50,560
3,319	Allscripts Healthcare Solutions, Inc.(b)	46,665
515	Alnylam Pharmaceuticals, Inc.(b)	44,264
435	AmerisourceBergen Corp.	41,982
319	athenahealth, Inc.(b)	48,632
397	BioMarin Pharmaceutical, Inc.(b)	46,465
322	Bio-Rad Laboratories, Inc., Class A(b)	44,913
480	Bio-Techne Corp.	42,336
430	Bluebird Bio, Inc.(b)	33,166
2,648	Boston Scientific Corp.(b)	48,405
1,765	Brookdale Senior Living, Inc.(b)	36,906
2,526	Bruker Corp.(b)	46,403
223	C.R. Bard, Inc.	41,556
735	Centene Corp.(b)	43,718
710	Cerner Corp.(b)	47,066
666	Charles River Laboratories International, Inc.(b)	43,450
968	Community Health Systems, Inc.(b)	27,143
288	Cooper Cos., Inc. (The)	43,880
598	DaVita HealthCare Partners, Inc.(b)	46,351
830	DENTSPLY International, Inc.	50,506
468	DexCom, Inc.(b)	38,994
314	Edwards Lifesciences Corp.(b)	49,345
626	Endo International PLC(b)	37,554
1,100	Envision Healthcare Holdings, Inc.(b)	31,020
684	Health Net, Inc.(b)	43,954

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
334	Henry Schein, Inc.(b)	$50,671
783	Hill-Rom Holdings, Inc.	41,256
1,077	Hologic, Inc.(b)	41,852
581	IDEXX Laboratories, Inc.(b)	39,868
1,048	IMS Health Holdings, Inc.(b)	28,527
407	Incyte Corp.(b)	47,835
1,528	Inovalon Holdings, Inc., Class A(b)	35,220
254	Intercept Pharmaceuticals, Inc.(b)	39,929
1,095	Intrexon Corp.(b)	36,792
91	Intuitive Surgical, Inc.(b)	45,191
980	Isis Pharmaceuticals, Inc.(b)	47,187
320	Jazz Pharmaceuticals PLC(b)	43,930
1,090	Juno Therapeutics, Inc.(b)	56,418
382	Laboratory Corp. of America Holdings(b)	46,887
591	LifePoint Health, Inc.(b)	40,708
631	Mallinckrodt PLC(b)	41,438
1,035	Medivation, Inc.(b)	43,532
528	MEDNAX, Inc.(b)	37,208
100	Mettler-Toledo International, Inc.(b)	31,099
4,745	OPKO Health, Inc.(b)	44,840
975	Patterson Cos., Inc.	46,215
946	PerkinElmer, Inc.	48,851
268	Perrigo Co. PLC	42,274
1,245	Premier, Inc., Class A(b)	42,093
527	Puma Biotechnology, Inc.(b)	43,435
1,670	QIAGEN NV(b)	40,364
675	Quest Diagnostics, Inc.	45,866
587	Quintiles Transnational Holdings, Inc.(b)	37,363
853	ResMed, Inc.	49,141
1,098	Seattle Genetics, Inc.(b)	45,556
440	Sirona Dental Systems, Inc.(b)	48,017
665	St. Jude Medical, Inc.	42,434
332	Teleflex, Inc.	44,156
1,063	Tenet Healthcare Corp.(b)	33,346
317	United Therapeutics Corp.(b)	46,482
335	Universal Health Services, Inc., Class B	40,900
574	Varian Medical Systems, Inc.(b)	45,076
793	VCA, Inc.(b)	43,433
1,786	Veeva Systems, Inc., Class A(b)	45,311
1,682	VWR Corp.(b)	46,272
234	Waters Corp.(b)	29,905
457	Zimmer Biomet Holdings, Inc.	47,788
1,016	Zoetis, Inc.	43,698

		3,163,715

	Industrials—12.8%
404	A.O. Smith Corp.	31,035
284	Acuity Brands, Inc.	62,082
893	ADT Corp. (The)	29,505
1,038	AECOM(b)	30,590
597	AGCO Corp.	28,889
832	Air Lease Corp.	28,047
344	Alaska Air Group, Inc.	26,230
459	Allegion PLC	29,913
1,046	Allison Transmission Holdings, Inc.	30,020
52	AMERCO	21,128
527	AMETEK, Inc.	28,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
975	Armstrong World Industries, Inc.(b)	$48,379
469	Avis Budget Group, Inc.(b)	23,422
612	B/E Aerospace, Inc.	28,733
1,589	Babcock & Wilcox Enterprises, Inc.(b)	26,981
1,075	BWX Technologies, Inc.	30,423
400	C.H. Robinson Worldwide, Inc.	27,752
288	Carlisle Cos., Inc.	25,056
671	Chicago Bridge & Iron Co. NV	30,108
310	Cintas Corp.	28,858
606	Clean Harbors, Inc.(b)	28,173
901	Colfax Corp.(b)	24,291
677	Copa Holdings SA, Class A (Panama)	34,202
802	Copart, Inc.(b)	29,040
1,500	Covanta Holding Corp.	25,140
585	Crane Co.	30,794
966	Donaldson Co., Inc.	29,173
472	Dover Corp.	30,411
140	Dun & Bradstreet Corp. (The)	15,942
152	Equifax, Inc.	16,199
586	Expeditors International of Washington, Inc.	29,177
1,350	Fastenal Co.	52,866
672	Flowserve Corp.	31,154
651	Fluor Corp.	31,124
427	Fortune Brands Home & Security, Inc.	22,345
595	GATX Corp.	27,787
454	Genesee & Wyoming, Inc., Class A(b)	30,463
412	Graco, Inc.	30,241
895	HD Supply Holdings, Inc.(b)	26,662
1,186	Hertz Global Holdings, Inc.(b)	23,127
1,098	Hexcel Corp.	50,859
322	Hubbell, Inc., Class B	31,186
260	Huntington Ingalls Industries, Inc.	31,184
395	IDEX Corp.	30,320
246	IHS, Inc., Class A(b)	29,407
944	Ingersoll-Rand PLC	55,941
813	ITT Corp.	32,179
371	J.B. Hunt Transport Services, Inc.	28,333
734	Jacobs Engineering Group, Inc.(b)	29,463
1,028	JetBlue Airways Corp.(b)	25,536
1,795	Joy Global, Inc.	30,838
301	Kansas City Southern	24,911
582	KAR Auction Services, Inc.	22,349
1,682	KBR, Inc.	31,016
1,105	Kennametal, Inc.	31,073
445	Kirby Corp.(b)	29,054
267	L-3 Communications Holdings, Inc.	33,749
407	Landstar System, Inc.	25,657
421	Lennox International, Inc.	55,913
514	Lincoln Electric Holdings, Inc.	30,742
357	Macquarie Infrastructure Corp.	28,399
1,808	Manitowoc Co., Inc. (The)	27,662
330	Manpowergroup, Inc.	30,287
1,892	Masco Corp.	54,868
254	Middleby Corp. (The)(b)	29,703
441	MSC Industrial Direct Co., Inc., Class A	27,682
451	Nielsen Holdings PLC	21,427

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
440	Nordson Corp.	$31,346
3,048	NOW, Inc.(b)	50,322
446	Old Dominion Freight Line, Inc.(b)	27,625
374	Orbital ATK, Inc.	32,022
758	Oshkosh Corp.	31,146
1,113	Owens Corning	50,675
516	PACCAR, Inc.	27,167
286	Parker-Hannifin Corp.	29,944
528	Pentair PLC (United Kingdom)	29,526
1,362	Pitney Bowes, Inc.	28,125
1,124	Quanta Services, Inc.(b)	22,604
1,867	R.R. Donnelley & Sons Co.	31,496
472	Regal Beloit Corp.	30,109
659	Republic Services, Inc.	28,825
542	Robert Half International, Inc.	28,542
274	Rockwell Automation, Inc.	29,910
340	Rockwell Collins, Inc.	29,485
995	Rollins, Inc.	26,686
178	Roper Technologies, Inc.	33,170
365	Ryder System, Inc.	26,200
181	Snap-on, Inc.	30,026
1,158	SolarCity Corp.(b)	34,335
720	Southwest Airlines Co.	33,329
550	Spirit AeroSystems Holdings, Inc., Class A(b)	29,007
562	Spirit Airlines, Inc.(b)	20,861
554	SPX Corp.	6,787
742	SPX FLOW, Inc.(b)	25,154
282	Stanley Black & Decker, Inc.	29,886
196	Stericycle, Inc.(b)	23,789
1,597	Terex Corp.	32,036
716	Textron, Inc.	30,194
1,829	Timken Co. (The)	57,796
384	Toro Co. (The)	28,904
229	Towers Watson & Co., Class A	28,295
123	TransDigm Group, Inc.(b)	27,042
578	TransUnion(b)	14,860
1,138	Trinity Industries, Inc.	30,806
636	Triumph Group, Inc.	29,625
795	Tyco International PLC	28,970
495	United Continental Holdings, Inc.(b)	29,853
437	United Rentals, Inc.(b)	32,714
1,777	USG Corp.(b)	41,884
511	Valmont Industries, Inc.	55,413
371	Verisk Analytics, Inc.(b)	26,567
128	W.W. Grainger, Inc.	26,880
211	WABCO Holdings, Inc.(b)	23,681
314	Wabtec Corp.	26,021
564	Waste Connections, Inc.	30,727
406	Watsco, Inc.	49,950
554	WESCO International, Inc.(b)	27,107
845	Xylem, Inc.	30,766

		3,632,280

	Information Technology—13.5%
2,636	3D Systems Corp.(b)	26,518
1,000	Activision Blizzard, Inc.	34,760
455	Akamai Technologies, Inc.(b)	27,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
57	Alliance Data Systems Corp.(b)	$16,947
638	Altera Corp.	33,527
560	Amdocs Ltd.	33,359
634	Amphenol Corp., Class A	34,376
590	Analog Devices, Inc.	35,471
360	ANSYS, Inc.(b)	34,312
2,197	Applied Materials, Inc.	36,844
505	Arista Networks, Inc.(b)	32,578
1,214	ARRIS Group, Inc.(b)	34,308
604	Arrow Electronics, Inc.(b)	33,214
4,000	Atmel Corp.	30,400
683	Autodesk, Inc.(b)	37,695
775	Avnet, Inc.	35,208
995	Black Knight Financial Services, Inc., Class A(b)	35,850
1,009	Booz Allen Hamilton Holding Corp.	29,725
266	Broadridge Financial Solutions, Inc.	15,848
3,058	Brocade Communications Systems, Inc.	31,864
1,173	CA, Inc.	32,504
1,531	Cadence Design Systems, Inc.(b)	34,019
640	CDK Global, Inc.	31,866
787	CDW Corp.	35,171
446	Citrix Systems, Inc.(b)	36,617
945	Cognex Corp.	35,532
1,061	CommScope Holding, Inc.(b)	34,408
523	Computer Sciences Corp.	34,827
392	CoreLogic, Inc.(b)	15,280
160	CoStar Group, Inc.(b)	32,491
1,340	Cree, Inc.(b)	33,755
3,662	Cypress Semiconductor Corp.(b)	38,597
1,022	Dolby Laboratories, Inc., Class A	35,433
301	DST Systems, Inc.	36,767
745	EchoStar Corp., Class A(b)	33,398
469	Electronic Arts, Inc.(b)	33,801
283	F5 Networks, Inc.(b)	31,187
217	Fidelity National Information Services, Inc.	15,824
983	FireEye, Inc.(b)	25,705
1,113	First Solar, Inc.(b)	63,519
169	Fiserv, Inc.(b)	16,310
561	Fitbit, Inc., Class A(b)	22,743
98	FleetCor Technologies, Inc.(b)	14,196
994	FLIR Systems, Inc.	26,510
712	Fortinet, Inc.(b)	24,464
880	Freescale Semiconductor Ltd.(b)	29,471
375	Gartner, Inc.(b)	34,001
1,191	Genpact Ltd.(b)	29,513
134	Global Payments, Inc.	18,279
1,247	GoDaddy, Inc., Class A(b)	34,268
444	Harris Corp.	35,134
785	HomeAway, Inc.(b)	24,775
480	IAC/InterActiveCorp.	32,165
1,198	Ingram Micro, Inc., Class A	35,676
365	Intuit, Inc.	35,562
424	IPG Photonics Corp.(b)	35,031
1,466	Jabil Circuit, Inc.	33,689
211	Jack Henry & Associates, Inc.	16,319
1,269	Juniper Networks, Inc.	39,834

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
884	Keysight Technologies, Inc.(b)	$29,243
2,394	King Digital Entertainment PLC (Ireland)	35,814
660	KLA-Tencor Corp.	44,299
510	Lam Research Corp.	39,061
770	Leidos Holdings, Inc.	40,479
961	Lexmark International, Inc., Class A	31,223
822	Linear Technology Corp.	36,513
169	LinkedIn Corp., Class A(b)	40,707
1,889	Lumentum Holdings, Inc.(b)	27,088
3,439	Marvell Technology Group Ltd. (Bermuda)	28,234
987	Maxim Integrated Products, Inc.	40,447
775	Microchip Technology, Inc.	37,425
464	Motorola Solutions, Inc.	32,466
1,010	National Instruments Corp.	30,775
1,379	NCR Corp.(b)	36,681
1,085	NetApp, Inc.	36,890
372	NetSuite, Inc.(b)	31,646
1,927	Nuance Communications, Inc.(b)	32,701
1,358	NVIDIA Corp.	38,526
3,439	ON Semiconductor Corp.(b)	37,829
181	Palo Alto Networks, Inc.(b)	29,141
1,011	Pandora Media, Inc.(b)	11,637
587	Paychex, Inc.	30,277
987	PTC, Inc.(b)	34,979
673	Qorvo, Inc.(b)	29,565
1,174	Rackspace Hosting, Inc.(b)	30,348
440	Red Hat, Inc.(b)	34,808
1,148	Sabre Corp.	33,659
631	SanDisk Corp.	48,587
441	ServiceNow, Inc.(b)	36,008
366	Skyworks Solutions, Inc.	28,270
810	SolarWinds, Inc.(b)	47,004
580	Solera Holdings, Inc.	31,703
561	Splunk, Inc.(b)	31,506
454	SS&C Technologies Holdings, Inc.	33,664
3,774	SunEdison, Inc.(b)	27,550
2,290	SunPower Corp.(b)	61,464
1,609	Symantec Corp.	33,145
685	Synopsys, Inc.(b)	34,236
389	Tableau Software, Inc., Class A(b)	32,660
1,113	Teradata Corp.(b)	31,286
1,852	Teradyne, Inc.	36,151
318	Total System Services, Inc.	16,679
1,694	Trimble Navigation Ltd.(b)	38,539
1,268	Twitter, Inc.(b)	36,087
178	Ultimate Software Group, Inc. (The)(b)	36,374
322	Vantiv, Inc., Class A(b)	16,148
1,224	VeriFone Systems, Inc.(b)	36,891
463	VeriSign, Inc.(b)	37,318
5,812	Viavi Solutions, Inc.(b)	34,581
456	Western Digital Corp.	30,470
812	Western Union Co. (The)	15,631
164	WEX, Inc.(b)	14,745
442	Workday, Inc., Class A(b)	34,905
2,720	Xerox Corp.	25,541
765	Xilinx, Inc.	36,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,447	Yelp, Inc., Class A(b)	$32,196
352	Zebra Technologies Corp., Class A(b)	27,069
520	Zillow Group, Inc., Class A(b)	16,021
530	Zillow Group, Inc., Class C(b)	14,676
13,710	Zynga, Inc., Class A(b)	32,493

		3,827,606

	Materials—9.2%
547	Airgas, Inc.	52,599
1,098	Albemarle Corp.	58,765
5,451	Alcoa, Inc.	48,677
3,257	Allegheny Technologies, Inc.	47,878
755	AptarGroup, Inc.	55,538
461	Ashland, Inc.	50,581
483	Avery Dennison Corp.	31,380
1,896	Axalta Coating Systems Ltd.(b)	52,386
786	Ball Corp.	53,841
1,240	Bemis Co., Inc.	56,767
1,541	Cabot Corp.	55,384
823	Celanese Corp., Series A	58,474
1,069	CF Industries Holdings, Inc.	54,273
628	Compass Minerals International, Inc.	51,019
1,067	Crown Holdings, Inc.(b)	56,594
672	Cytec Industries, Inc.	50,010
1,342	Domtar Corp.	55,344
678	Eagle Materials, Inc.	44,768
746	Eastman Chemical Co.	53,839
1,438	FMC Corp.	58,541
5,057	Freeport-McMoRan, Inc.	59,521
3,695	Graphic Packaging Holding Co.	52,321
3,554	Huntsman Corp.	46,806
468	International Flavors & Fragrances, Inc.	54,316
1,278	International Paper Co.	54,558
313	Martin Marietta Materials, Inc.	48,562
1,542	Mosaic Co. (The)	52,104
135	NewMarket Corp.	53,155
2,987	Newmont Mining Corp.	58,127
1,287	Nucor Corp.	54,440
2,341	Owens-Illinois, Inc.(b)	50,449
808	Packaging Corp. of America	55,308
3,524	Platform Specialty Products Corp.(b)	36,791
902	Reliance Steel & Aluminum Co.	54,084
1,039	Royal Gold, Inc.	49,706
1,152	RPM International, Inc.	52,658
830	Scotts Miracle-Gro Co. (The), Class A	54,913
1,064	Sealed Air Corp.	52,264
219	Sherwin-Williams Co. (The)	58,436
357	Sigma-Aldrich Corp.	49,880
967	Silgan Holdings, Inc.	49,191
1,308	Sonoco Products Co.	55,838
2,873	Steel Dynamics, Inc.	53,064
5,978	Tahoe Resources, Inc.	49,916
4,593	United States Steel Corp.	53,646
679	Valspar Corp. (The)	54,965
541	Vulcan Materials Co.	52,250
519	W.R. Grace & Co.(b)	52,056
934	Westlake Chemical Corp.	56,292

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
952	WestRock Co.	$51,180

		2,623,455

	Telecommunication Services—2.0%
2,709	CenturyLink, Inc.	76,421
13,740	Frontier Communications Corp.	70,623
1,582	Level 3 Communications, Inc.(b)	80,603
304	SBA Communications Corp., Class A(b)	36,182
15,977	Sprint Corp.(b)	75,571
2,676	Telephone & Data Systems, Inc.	76,641
1,955	United States Cellular Corp.(b)	79,647
2,636	Zayo Group Holdings, Inc.(b)	69,933

		565,621

	Utilities—9.6%
6,898	AES Corp. (The)	75,533
1,128	AGL Resources, Inc.	70,500
1,185	Alliant Energy Corp.	69,939
1,661	Ameren Corp.	72,552
1,252	American Water Works Co., Inc.	71,815
2,606	Aqua America, Inc.	74,532
1,191	Atmos Energy Corp.	75,033
4,771	Calpine Corp.(b)	73,998
3,840	CenterPoint Energy, Inc.	71,232
1,987	CMS Energy Corp.	71,671
1,039	Consolidated Edison, Inc.	68,314
868	DTE Energy Co.	70,820
1,102	Edison International	66,693
1,064	Entergy Corp.	72,522
1,405	Eversource Energy	71,571
2,213	FirstEnergy Corp.	69,046
2,617	Great Plains Energy, Inc.	71,968
2,432	Hawaiian Electric Industries, Inc.	71,160
2,045	ITC Holdings Corp.	66,912
4,134	MDU Resources Group, Inc.	77,967
1,386	National Fuel Gas Co.	72,807
3,827	NiSource, Inc.	73,325
4,559	NRG Energy, Inc.	58,766
2,538	OGE Energy Corp.	72,358
2,899	Pepco Holdings, Inc.	77,200
1,082	Pinnacle West Capital Corp.	68,718
2,149	PPL Corp.	73,926
1,680	Public Service Enterprise Group, Inc.	69,367
3,588	Questar Corp.	74,092
1,270	SCANA Corp.	75,209
733	Sempra Energy	75,067
2,593	TECO Energy, Inc.	70,011
2,933	TerraForm Power, Inc., Class A(b)	53,527
2,001	UGI Corp.	73,377
1,686	Vectren Corp.	76,662
1,348	WEC Energy Group, Inc.	69,503
1,804	Westar Energy, Inc.	71,619
1,968	Xcel Energy, Inc.	70,120

		2,709,432

	Total Common Stocks and Other Equity Interests (Cost $30,939,951)	28,368,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
47,190	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $47,190)	$47,190

	Total Investments (Cost $30,987,141)—100.2%	28,415,750
	Other assets less liabilities—(0.2)%	(47,114)

	Net Assets—100.0%	$28,368,636

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Information Technology	32.3
Consumer Discretionary	26.0
Health Care	17.6
Industrials	12.2
Financials	6.4
Materials	2.5
Consumer Staples	2.0
Energy	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—26.0%
4,385	Advance Auto Parts, Inc.	$870,116
6,762	CarMax, Inc.(b)	399,026
6,306	Carter’s, Inc.	573,089
2,358	Chipotle Mexican Grill, Inc.(b)	1,509,662
14,528	Dollar Tree, Inc.(b)	951,439
9,818	Expedia, Inc., Class A	1,338,193
4,529	Extended Stay America, Inc.	86,957
11,820	GoPro, Inc., Class A(b)	295,500
53,510	Groupon, Inc., Class A(b)	198,522
9,668	Hilton Worldwide Holdings, Inc.	241,603
25,307	Lions Gate Entertainment Corp.	986,214
12,825	Lululemon Athletica, Inc.(b)	630,605
1,611	Marriott International, Inc., Class A	123,693
2,703	Nordstrom, Inc.	176,263
649	NVR, Inc.(b)	1,062,906
4,824	O’Reilly Automotive, Inc.(b)	1,332,678
8,769	Polaris Industries, Inc.	985,109
7,837	Ross Stores, Inc.	396,395
13,733	Scripps Networks Interactive, Inc., Class A	825,079
27,542	Six Flags Entertainment Corp.	1,433,286
21,344	Tempur Sealy International, Inc.(b)	1,661,417
11,119	Tractor Supply Co.	1,027,284
11,375	TripAdvisor, Inc., Class A(b)	952,997
8,962	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,559,030
16,720	Under Armour, Inc., Class A(b)	1,589,738
1,390	Williams-Sonoma, Inc.	102,512
2,085	Wyndham Worldwide Corp.	169,615

		21,478,928

	Consumer Staples—2.0%
1,738	Hain Celestial Group, Inc. (The)(b)	86,639
911	Mead Johnson Nutrition Co.	74,702
8,325	Monster Beverage Corp.(b)	1,134,864
19,531	Sprouts Farmers Market, Inc.(b)	398,042

		1,694,247

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—0.9%
42,166	Memorial Resource Development Corp.(b)	$745,917

	Financials—6.4%
2,213	Affiliated Managers Group, Inc.(b)	398,916
24,619	CBRE Group, Inc., Class A(b)	917,796
1,936	Credit Acceptance Corp.(b)	366,078
1,746	Crown Castle International Corp. REIT	149,213
724	Eaton Vance Corp.	26,144
4,243	Equinix, Inc. REIT	1,258,813
6,156	Extra Space Storage, Inc. REIT	487,802
119	FactSet Research Systems, Inc.	20,839
38,163	LendingClub Corp.(b)	541,151
280	Moody’s Corp.	26,925
1,004	MSCI, Inc.	67,268
34,408	NorthStar Asset Management Group, Inc.	503,389
7,428	SEI Investments Co.	384,919
3,418	Tanger Factory Outlet Centers, Inc. REIT	119,459

		5,268,712

	Health Care—17.6%
2,779	Agios Pharmaceuticals, Inc.(b)	202,478
31,724	Akorn, Inc.(b)	848,300
15,996	Align Technology, Inc.(b)	1,047,098
8,677	AmerisourceBergen Corp.	837,417
1,812	Bluebird Bio, Inc.(b)	139,760
12,158	Centene Corp.(b)	723,158
19,869	Cerner Corp.(b)	1,317,116
5,411	DexCom, Inc.(b)	450,845
7,617	Edwards Lifesciences Corp.(b)	1,197,012
2,995	Envision Healthcare Holdings, Inc.(b)	84,459
2,168	IDEXX Laboratories, Inc.(b)	148,768
2,882	IMS Health Holdings, Inc.(b)	78,448
4,871	Incyte Corp.(b)	572,489
1,713	Inovalon Holdings, Inc., Class A(b)	39,485
1,391	Intercept Pharmaceuticals, Inc.(b)	218,665
6,292	Intrexon Corp.(b)	211,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Russell Midcap Pure Growth Portfolio (PXMG) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
152	Intuitive Surgical, Inc.(b)	$75,483
4,263	Isis Pharmaceuticals, Inc.(b)	205,263
7,781	Jazz Pharmaceuticals PLC(b)	1,068,176
6,681	Juno Therapeutics, Inc.(b)	345,809
4,206	Medivation, Inc.(b)	176,904
1,876	Mettler-Toledo International, Inc.(b)	583,417
42,043	OPKO Health, Inc.(b)	397,306
1,853	Puma Biotechnology, Inc.(b)	152,724
15,599	Seattle Genetics, Inc.(b)	647,202
23,943	Tenet Healthcare Corp.(b)	751,092
7,601	United Therapeutics Corp.(b)	1,114,535
37,033	Veeva Systems, Inc., Class A(b)	939,527

		14,574,347

	Industrials—12.2%
3,516	Acuity Brands, Inc.	768,598
13,113	Avis Budget Group, Inc.(b)	654,863
2,022	B/E Aerospace, Inc.	94,933
2,319	C.H. Robinson Worldwide, Inc.	160,892
5,153	Cintas Corp.	479,693
14,608	Fastenal Co.	572,049
6,906	J.B. Hunt Transport Services, Inc.	527,411
2,865	Landstar System, Inc.	180,610
10,172	Middleby Corp. (The)(b)	1,189,514
7,444	Nordson Corp.	530,311
1,528	Old Dominion Freight Line, Inc.(b)	94,644
16,654	Robert Half International, Inc.	877,000
6,033	Spirit Airlines, Inc.(b)	223,945
7,412	Stericycle, Inc.(b)	899,594
5,601	Toro Co. (The)	421,587
7,880	United Rentals, Inc.(b)	589,897
12,522	Verisk Analytics, Inc.(b)	896,700
3,844	WABCO Holdings, Inc.(b)	431,412
1,805	Wabtec Corp.	149,580
3,149	Watsco, Inc.	387,422

		10,130,655

	Information Technology—32.3%
2,658	Alliance Data Systems Corp.(b)	790,250
9,778	Amphenol Corp., Class A	530,163
12,743	Arista Networks, Inc.(b)	822,051
6,283	CDK Global, Inc.	312,831
14,782	CDW Corp.	660,608
3,894	Citrix Systems, Inc.(b)	319,697
18,754	Cognex Corp.	705,150
2,239	CoStar Group, Inc.(b)	454,674
8,792	F5 Networks, Inc.(b)	968,878
3,840	FireEye, Inc.(b)	100,416
4,181	Fiserv, Inc.(b)	403,508
8,978	FleetCor Technologies, Inc.(b)	1,300,553
32,727	Fortinet, Inc.(b)	1,124,500
6,782	Gartner, Inc.(b)	614,924
10,936	Global Payments, Inc.	1,491,780
12,321	GoDaddy, Inc., Class A(b)	338,581
6,614	IPG Photonics Corp.(b)	546,449
2,795	Jack Henry & Associates, Inc.	216,165
4,520	LinkedIn Corp., Class A(b)	1,088,732

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
9,353	Microchip Technology, Inc.	$451,656
15,624	NetSuite, Inc.(b)	1,329,134
5,951	Palo Alto Networks, Inc.(b)	958,111
26,146	Rackspace Hosting, Inc.(b)	675,874
16,599	Red Hat, Inc.(b)	1,313,147
36,771	Sabre Corp.	1,078,126
3,385	ServiceNow, Inc.(b)	276,385
12,428	Skyworks Solutions, Inc.	959,939
21,209	SolarWinds, Inc.(b)	1,230,758
10,616	Solera Holdings, Inc.	580,271
3,842	Splunk, Inc.(b)	215,767
4,269	Tableau Software, Inc., Class A(b)	358,425
23,106	Twitter, Inc.(b)	657,597
8,585	Ultimate Software Group, Inc. (The)(b)	1,754,345
12,314	Vantiv, Inc., Class A(b)	617,547
10,464	VeriFone Systems, Inc.(b)	315,385
3,283	Workday, Inc., Class A(b)	259,259
2,322	Yelp, Inc., Class A(b)	51,664
10,681	Zebra Technologies Corp., Class A(b)	821,369

		26,694,669

	Materials—2.5%
11,319	Axalta Coating Systems Ltd.(b)	312,744
5,622	Eagle Materials, Inc.	371,221
4,193	Sealed Air Corp.	205,960
2,034	Sherwin-Williams Co. (The)	542,732
7,593	Valspar Corp. (The)	614,653

		2,047,310

	Total Common Stocks and Other Equity Interests (Cost $85,499,855)	82,634,785

	Money Market Fund—0.1%
64,029	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $64,029)	64,029

	Total Investments (Cost $85,563,884)—100.0%	82,698,814
	Other assets less liabilities—(0.0)%	(33,851)

	Net Assets—100.0%	$82,664,963

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	44.5
Utilities	22.1
Energy	11.0
Industrials	6.3
Information Technology	4.5
Materials	4.1
Telecommunication Services	2.8
Consumer Discretionary	2.7
Consumer Staples	1.2
Health Care	0.8
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—2.7%
17	Cable One, Inc.(b)	$7,368
17	Graham Holdings Co., Class B	9,392
17,068	J.C. Penney Co., Inc.(b)(c)	156,514
2,758	John Wiley & Sons, Inc., Class A	144,326
38,269	Staples, Inc.	497,114
5,071	Tribune Media Co., Class A	204,513
15,854	Wendy’s Co. (The)	145,223

		1,164,450

	Consumer Staples—1.2%
5,719	Molson Coors Brewing Co., Class B	503,844

	Energy—11.0%
7,618	California Resources Corp.	30,777
4,750	Cheniere Energy, Inc.(b)	235,220
3,955	Columbia Pipeline Group, Inc.	82,145
18,777	CONSOL Energy, Inc.	125,055
21,463	Diamond Offshore Drilling, Inc.(c)	426,685
5,070	Energen Corp.	294,821
5,001	EP Energy Corp., Class A(b)(c)	27,556
11,128	Golar LNG Ltd. (Bermuda)	322,823
9,770	Hess Corp.	549,172
4,205	Laredo Petroleum, Inc.(b)(c)	48,273
22,868	Marathon Oil Corp.	420,314
10,859	Murphy Oil Corp.	308,721
16,619	Newfield Exploration Co.(b)	667,918
40,156	Noble Corp. PLC(c)	540,901
17,264	QEP Resources, Inc.	266,901
43,977	Seadrill Ltd. (United Kingdom)(b)(c)	284,531
1,713	Southwestern Energy Co.(b)	18,912
3,513	Weatherford International PLC(b)	35,973

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
5,104	WPX Energy, Inc.(b)	$35,013

		4,721,711

	Financials—44.5%
158	Alexandria Real Estate Equities, Inc. REIT	14,179
21,520	American Capital Agency Corp. REIT	383,702
23,989	American Homes 4 Rent, Class A REIT	395,818
386	American National Insurance Co.	39,866
50,408	Annaly Capital Management, Inc. REIT	501,560
452	Arch Capital Group Ltd.(b)	33,850
6,711	Associated Banc-Corp.	129,791
220	AvalonBay Communities, Inc. REIT	38,463
1,046	Bank of Hawaii Corp.	68,492
24,858	BioMed Realty Trust, Inc. REIT	581,926
6,444	BOK Financial Corp.	432,908
12,872	Brandywine Realty Trust REIT	173,772
1,132	Camden Property Trust REIT	83,530
19,421	CBL & Associates Properties, Inc. REIT	283,158
8,814	Cincinnati Financial Corp.	530,867
9,464	CIT Group, Inc.	406,952
8,254	CNA Financial Corp.	301,766
10,048	Comerica, Inc.	436,083
7,458	Commerce Bancshares, Inc.	339,712
2,559	Corrections Corp. of America REIT	72,932
2,563	Cullen/Frost Bankers, Inc.	175,412
19,646	DDR Corp. REIT	330,053
15,108	Duke Realty Corp. REIT	312,736
2,418	E*TRADE Financial Corp.(b)	68,937
2,208	East West Bancorp, Inc.	89,181
6,331	Endurance Specialty Holdings Ltd.	399,676
13,332	Equity Commonwealth REIT(b)	382,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Russell Midcap Pure Value Portfolio (PXMV) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
24,783	Fifth Third Bancorp	$472,116
23,459	First Horizon National Corp.	332,649
27,404	First Niagara Financial Group, Inc.	283,631
27,837	Genworth Financial, Inc., Class A(b)	130,277
387	Hartford Financial Services Group, Inc. (The)	17,903
4,166	HCP, Inc. REIT	154,975
17,098	Host Hotels & Resorts, Inc. REIT	296,308
7,201	Liberty Property Trust REIT	244,978
9,637	Loews Corp.	351,365
6,652	M&T Bank Corp.	797,242
343	Macerich Co. (The) REIT	29,066
5,983	Mercury General Corp.	323,142
22,093	MFA Financial, Inc. REIT	152,884
1,267	Mid-America Apartment Communities, Inc. REIT	107,936
9,845	National Retail Properties, Inc. REIT	374,110
6,700	Navient Corp.	88,373
27,341	New York Community Bancorp, Inc.	451,673
26,933	NorthStar Realty Finance Corp. REIT	323,465
10,381	Paramount Group, Inc. REIT	184,470
4,804	Popular, Inc.	142,054
4,745	Principal Financial Group, Inc.	238,009
9,332	ProAssurance Corp.	494,223
11,966	Prologis, Inc. REIT	511,307
12,350	Rayonier, Inc. REIT	279,728
7,411	Realty Income Corp. REIT	366,548
33,504	Regions Financial Corp.	313,262
655	Reinsurance Group of America, Inc.	59,107
3,852	RenaissanceRe Holdings Ltd. (Bermuda)	422,295
11,640	Retail Properties of America, Inc., Class A REIT	174,251
3,661	SL Green Realty Corp. REIT	434,268
5,626	StanCorp Financial Group, Inc.	645,415
16,142	Starwood Property Trust, Inc. REIT	324,293
9,608	SunTrust Banks, Inc.	398,924
6,535	UDR, Inc. REIT	225,196
6,676	Unum Group	231,323
4,660	Validus Holdings Ltd.	206,438
17,233	VEREIT, Inc. REIT	142,345
809	White Mountains Insurance Group Ltd.	639,110
4,312	WP Carey, Inc. REIT	273,251
9,407	WP GLIMCHER, Inc. REIT	109,309
4,816	XL Group PLC	183,393
7,397	Zions Bancorporation	212,812

		19,151,508

	Health Care—0.8%
2,519	Bio-Rad Laboratories, Inc., Class A(b)	351,350

	Industrials—6.3%
2,556	ADT Corp. (The)	84,450
2,844	AGCO Corp.	137,621
9,264	Jacobs Engineering Group, Inc.(b)	371,857
13,944	Joy Global, Inc.	239,558
3,017	L-3 Communications Holdings, Inc.	381,349
1,406	ManpowerGroup, Inc.	129,043
8,419	Orbital ATK, Inc.	720,835
2,054	Oshkosh Corp.	84,399
5,886	Republic Services, Inc.	257,453

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
6,153	SPX Corp.	$75,374
6,153	SPX FLOW, Inc.(b)	208,587
834	Timken Co. (The)	26,354

		2,716,880

	Information Technology—4.5%
12,092	Brocade Communications Systems, Inc.	125,999
7,595	CA, Inc.	210,457
5,805	Dolby Laboratories, Inc., Class A	201,259
11,635	First Solar, Inc.(b)	664,009
11,259	Lexmark International, Inc., Class A	365,805
5,012	Marvell Technology Group Ltd. (Bermuda)	41,149
36,413	Xerox Corp.	341,918

		1,950,596

	Materials—4.1%
6,160	Albemarle Corp.	329,683
2,569	Allegheny Technologies, Inc.	37,764
7,984	Cabot Corp.	286,945
9,466	Domtar Corp.	390,378
9,774	Freeport-McMoRan, Inc.	115,040
16,142	Newmont Mining Corp.	314,124
24,697	United States Steel Corp.(c)	288,461

		1,762,395

	Telecommunication Services—2.8%
1,024	CenturyLink, Inc.	28,887
77,707	Frontier Communications Corp.	399,414
20,414	Sprint Corp.(b)(c)	96,558
9,557	Telephone & Data Systems, Inc.	273,712
9,740	United States Cellular Corp.(b)	396,808

		1,195,379

	Utilities—22.1%
12,570	AES Corp. (The)	137,641
1,317	AGL Resources, Inc.	82,312
2,952	Alliant Energy Corp.	174,227
10,715	Ameren Corp.	468,031
6,606	Atmos Energy Corp.	416,178
20,501	CenterPoint Energy, Inc.	380,294
3,709	CMS Energy Corp.	133,784
8,204	Consolidated Edison, Inc.	539,413
5,776	DTE Energy Co.	471,264
8,682	Edison International	525,435
4,403	Entergy Corp.	300,108
8,511	Eversource Energy	433,550
14,003	FirstEnergy Corp.	436,894
7,631	Great Plains Energy, Inc.	209,852
11,683	Hawaiian Electric Industries, Inc.	341,845
10,204	MDU Resources Group, Inc.	192,447
5,293	National Fuel Gas Co.	278,041
3,955	NiSource, Inc.	75,778
6,154	OGE Energy Corp.	175,451
15,772	Pepco Holdings, Inc.	420,008
7,981	Pinnacle West Capital Corp.	506,873
8,519	PPL Corp.	293,054
7,822	Public Service Enterprise Group, Inc.	322,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Russell Midcap Pure Value Portfolio (PXMV) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
9,183	SCANA Corp.	$543,817
55	Sempra Energy	5,633
19,155	TECO Energy, Inc.	517,185
268	UGI Corp.	9,828
8,328	WEC Energy Group, Inc.	429,392
5,740	Westar Energy, Inc.	227,878
13,706	Xcel Energy, Inc.	488,345

		9,537,528

	Total Common Stocks and Other Equity Interests (Cost $45,348,219)	43,055,641

	Money Market Fund—0.1%
63,027	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $63,027)	63,027

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $45,411,246)—100.1%	43,118,668

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.2%
1,788,028	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $1,788,028)	1,788,028

	Total Investments (Cost $47,199,274)—104.3%	44,906,696
	Other assets less liabilities—(4.3)%	(1,848,269)

	Net Assets—100.0%	$43,058,427

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	15.8
Health Care	15.6
Consumer Discretionary	14.6
Information Technology	14.1
Industrials	12.5
Consumer Staples	8.8
Energy	8.6
Materials	5.2
Utilities	3.3
Telecommunication Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—14.6%
335	Amazon.com, Inc.(b)	$209,676
3,459	Carnival Corp.	187,063
4,301	CBS Corp., Class B	200,082
3,101	Comcast Corp., Class A	194,185
3,075	Comcast Corp., Class A Special	192,833
2,964	DISH Network Corp., Class A(b)	186,643
12,960	Ford Motor Co.	191,938
5,963	General Motors Co.	208,168
1,502	Home Depot, Inc. (The)	185,707
4,389	Johnson Controls, Inc.	198,295
4,211	Las Vegas Sands Corp.	208,487
2,552	Lowe’s Cos., Inc.	188,414
1,797	McDonald’s Corp.	201,713
1,715	Netflix, Inc.(b)	185,872
1,403	NIKE, Inc., Class B	183,835
140	Priceline Group, Inc. (The)(b)	203,594
3,024	Starbucks Corp.	189,212
2,219	Target Corp.	171,262
683	Tesla Motors, Inc.(b)	141,333
4,399	Thomson Reuters Corp.	180,447
954	Time Warner Cable, Inc.	180,688
2,584	Time Warner, Inc.	194,679
2,471	TJX Cos., Inc. (The)	180,852
6,815	Twenty-First Century Fox, Inc., Class A	209,152
6,749	Twenty-First Century Fox, Inc., Class B	208,409
2,502	VF Corp.	168,935
4,029	Viacom, Inc., Class B	198,670
1,748	Walt Disney Co. (The)	198,818
2,231	Yum! Brands, Inc.	158,200

		5,507,162

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—8.8%
3,200	Altria Group, Inc.	$193,504
4,126	Archer-Daniels-Midland Co.	188,393
4,426	Coca-Cola Co. (The)	187,441
2,777	Colgate-Palmolive Co.	184,254
1,204	Costco Wholesale Corp.	190,377
1,779	CVS Health Corp.	175,730
2,199	Estee Lauder Cos., Inc. (The), Class A	176,932
3,054	General Mills, Inc.	177,468
1,613	Kimberly-Clark Corp.	193,092
2,391	Kraft Heinz Co. (The)	186,426
4,857	Kroger Co. (The)	183,595
4,097	Mondelez International, Inc., Class A	189,118
1,876	PepsiCo, Inc.	191,708
2,176	Philip Morris International, Inc.	192,358
2,413	Procter & Gamble Co. (The)	184,305
4,079	Reynolds American, Inc.	197,097
2,055	Walgreens Boots Alliance, Inc.	174,017
2,750	Wal-Mart Stores, Inc.	157,410

		3,323,225

	Energy—8.6%
2,798	Anadarko Petroleum Corp.	187,130
4,591	Apache Corp.	216,374
3,340	Baker Hughes, Inc.	175,951
2,257	Chevron Corp.	205,116
3,716	ConocoPhillips	198,249
4,558	Devon Energy Corp.	191,117
2,409	EOG Resources, Inc.	206,813
2,395	Exxon Mobil Corp.	198,162
4,779	Halliburton Co.	183,418
5,961	Kinder Morgan, Inc.	163,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
3,705	Marathon Petroleum Corp.	$191,919
2,652	Occidental Petroleum Corp.	197,680
2,249	Phillips 66	200,274
2,406	Schlumberger Ltd.	188,053
6,316	Spectra Energy Corp.	180,448
2,884	Valero Energy Corp.	190,113
4,215	Williams Cos., Inc. (The)	166,240

		3,240,090

	Financials—15.8%
1,695	ACE Ltd.	192,450
3,033	Aflac, Inc.	193,354
2,972	Allstate Corp. (The)	183,907
2,335	American Express Co.	171,062
3,047	American International Group, Inc.	192,144
1,974	American Tower Corp. REIT	201,802
11,036	Bank of America Corp.	185,184
4,428	Bank of New York Mellon Corp. (The)	184,426
4,915	BB&T Corp.	182,592
1,352	Berkshire Hathaway, Inc., Class B(b)	183,899
578	BlackRock, Inc.	203,439
2,368	Capital One Financial Corp.	186,835
6,170	Charles Schwab Corp. (The)	188,308
1,435	Chubb Corp. (The)	185,617
3,469	Citigroup, Inc.	184,447
1,898	CME Group, Inc., Class A	179,304
3,366	Discover Financial Services	189,237
2,407	Equity Residential REIT	186,109
4,694	Franklin Resources, Inc.	191,327
975	Goldman Sachs Group, Inc. (The)	182,813
2,853	JPMorgan Chase & Co.	183,305
3,330	Marsh & McLennan Cos., Inc.	185,614
3,712	MetLife, Inc.	187,011
5,448	Morgan Stanley	179,621
1,963	PNC Financial Services Group, Inc. (The)	177,180
2,269	Prudential Financial, Inc.	187,193
838	Public Storage REIT	192,287
960	Simon Property Group, Inc. REIT	193,402
2,551	State Street Corp.	176,019
1,755	Travelers Cos., Inc. (The)	198,122
4,209	U.S. Bancorp	177,536
3,406	Wells Fargo & Co.	184,401

		5,969,947

	Health Care—15.6%
4,292	Abbott Laboratories	192,282
3,146	AbbVie, Inc.	187,344
1,565	Aetna, Inc.	179,631
1,175	Alexion Pharmaceuticals, Inc.(b)	206,800
628	Allergan PLC(b)	193,719
1,266	Amgen, Inc.	200,256
1,236	Anthem, Inc.	171,989
5,320	Baxalta, Inc.	183,327
5,090	Baxter International, Inc.	190,315
1,288	Becton, Dickinson and Co.	183,566
615	Biogen, Inc.(b)	178,664
2,911	Bristol-Myers Squibb Co.	191,980

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Car (continued)
2,205	Cardinal Health, Inc.	$181,251
1,618	Celgene Corp.(b)	198,545
1,275	Cigna Corp.	170,901
2,086	Eli Lilly & Co.	170,155
2,177	Express Scripts Holding Co.(b)	188,049
1,751	Gilead Sciences, Inc.	189,336
2,207	HCA Holdings, Inc.(b)	151,819
968	Humana, Inc.	172,914
999	Illumina, Inc.(b)	143,137
1,927	Johnson & Johnson	194,685
912	McKesson Corp.	163,066
2,636	Medtronic PLC	194,853
3,535	Merck & Co., Inc.	193,223
4,021	Mylan NV(b)	177,286
5,498	Pfizer, Inc.	185,942
358	Regeneron Pharmaceuticals, Inc.(b)	199,546
1,809	Stryker Corp.	172,976
1,429	Thermo Fisher Scientific, Inc.	186,885
1,507	UnitedHealth Group, Inc.	177,494
1,697	Vertex Pharmaceuticals, Inc.(b)	211,684

		5,883,620

	Industrials—12.5%
1,256	3M Co.	197,456
4,357	American Airlines Group, Inc.	201,380
1,338	Boeing Co. (The)	198,118
2,699	Caterpillar, Inc.	197,000
6,612	CSX Corp.	178,458
1,587	Cummins, Inc.	164,270
2,056	Danaher Corp.	191,845
2,313	Deere & Co.	180,414
3,808	Delta Air Lines, Inc.	193,599
3,378	Eaton Corp. PLC	188,864
4,006	Emerson Electric Co.	189,203
1,214	FedEx Corp.	189,445
1,271	General Dynamics Corp.	188,845
7,036	General Electric Co.	203,481
1,875	Honeywell International, Inc.	193,650
2,127	Illinois Tool Works, Inc.	195,556
860	Lockheed Martin Corp.	189,054
2,319	Norfolk Southern Corp.	185,590
1,059	Northrop Grumman Corp.	198,827
765	Precision Castparts Corp.	176,570
1,654	Raytheon Co.	194,180
2,026	Union Pacific Corp.	181,023
1,775	United Parcel Service, Inc., Class B	182,860
2,009	United Technologies Corp.	197,706
3,481	Waste Management, Inc.	187,139

		4,744,533

	Information Technology—14.1%
1,809	Accenture PLC, Class A	193,925
2,109	Adobe Systems, Inc.(b)	186,984
274	Alphabet, Inc., Class A(b)	202,045
286	Alphabet, Inc., Class C(b)	203,292
1,528	Apple, Inc.	182,596
2,184	Automatic Data Processing, Inc.	189,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,384	Avago Technologies Ltd. (Singapore)	$170,412
3,364	Broadcom Corp., Class A	172,910
6,738	Cisco Systems, Inc.	194,391
2,861	Cognizant Technology Solutions Corp., Class A(b)	194,863
10,583	Corning, Inc.	196,844
6,922	eBay, Inc.(b)	193,124
7,374	EMC Corp.	193,346
1,891	Facebook, Inc., Class A(b)	192,825
7,011	HP, Inc.	189,017
6,086	Intel Corp.	206,072
1,205	International Business Machines Corp.	168,796
1,921	MasterCard, Inc., Class A	190,160
11,761	Micron Technology, Inc.(b)	194,762
3,991	Microsoft Corp.	210,086
4,864	Oracle Corp.	188,918
5,192	PayPal Holdings, Inc.(b)	186,964
3,294	QUALCOMM, Inc.	195,729
2,420	salesforce.com, inc.(b)	188,058
3,718	Texas Instruments, Inc.	210,885
2,481	Visa, Inc., Class A	192,476
2,217	VMware, Inc., Class A(b)	133,352
6,020	Yahoo!, Inc.(b)	214,432

		5,337,250

	Materials—5.2%
1,374	Air Products & Chemicals, Inc.	190,959
24,837	Chemours Co. (The)	172,120
4,143	Dow Chemical Co. (The)	214,069
3,612	E.I. du Pont de Nemours & Co.	229,001
1,588	Ecolab, Inc.	191,116
2,075	LyondellBasell Industries NV, Class A	192,788
2,075	Monsanto Co.	193,432
1,986	PPG Industries, Inc.	207,060
1,737	Praxair, Inc.	192,963
6,575	Southern Copper Corp. (Peru)	182,522

		1,966,030

	Telecommunication Services—1.4%
5,423	AT&T, Inc.	181,725
4,104	T-Mobile US, Inc.(b)	155,500
3,966	Verizon Communications, Inc.	185,926

		523,151

	Utilities—3.3%
3,132	American Electric Power Co., Inc.	177,428
2,503	Dominion Resources, Inc.	178,789
2,480	Duke Energy Corp.	177,246
5,944	Exelon Corp.	165,957
1,779	NextEra Energy, Inc.	182,632
3,313	PG&E Corp.	176,914
3,973	Southern Co. (The)	179,182

		1,238,148

	Total Common Stocks and Other Equity Interests (Cost $37,246,480)	37,733,156

Number of Shares		Value
	Money Market Fund—0.1%
35,642	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $35,642)	$35,642

	Total Investments (Cost $37,282,122)—100.0%	37,768,798
	Other assets less liabilities—(0.0)%	(17,322)

	Net Assets—100.0%	$37,751,476

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Consumer Discretionary	30.1
Information Technology	25.7
Health Care	23.3
Consumer Staples	6.2
Materials	5.1
Industrials	4.6
Financials	4.3
Energy	0.6
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—30.1%
6,612	Amazon.com, Inc.(b)	$4,138,451
19,367	CBS Corp., Class B	900,953
23,247	Home Depot, Inc. (The)	2,874,259
14,277	Las Vegas Sands Corp.	706,854
50,687	Lowe’s Cos., Inc.	3,742,221
4,017	McDonald’s Corp.	450,908
13,537	Netflix, Inc.(b)	1,467,140
23,200	NIKE, Inc., Class B	3,039,896
3,615	Priceline Group, Inc. (The)(b)	5,257,078
49,864	Starbucks Corp.	3,119,991
16,982	Tesla Motors, Inc.(b)	3,514,085
13,363	Time Warner Cable, Inc.	2,530,952
48,166	TJX Cos., Inc. (The)	3,525,270
21,843	VF Corp.	1,474,839
24,612	Viacom, Inc., Class B	1,213,618
8,700	Walt Disney Co. (The)	989,538
23,376	Yum! Brands, Inc.	1,657,592

		40,603,645

	Consumer Staples—6.2%
24,867	Coca-Cola Co. (The)	1,053,117
13,152	Costco Wholesale Corp.	2,079,594
11,098	Estee Lauder Cos., Inc. (The), Class A	892,945
383	General Mills, Inc.	22,256
560	Kraft Heinz Co. (The)	43,663
73,882	Kroger Co. (The)	2,792,740
11,543	PepsiCo, Inc.	1,179,579
5,964	Reynolds American, Inc.	288,181

		8,352,075

	Energy—0.6%
21,816	Williams Cos., Inc. (The)	860,423

	Financials—4.3%
44,767	American Tower Corp. REIT	4,576,530

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
5,977	Simon Property Group, Inc. REIT	$1,204,127

		5,780,657

	Health Care—23.3%
53,407	AbbVie, Inc.	3,180,387
11,099	Alexion Pharmaceuticals, Inc.(b)	1,953,424
9,612	Amgen, Inc.	1,520,426
6,744	Becton, Dickinson and Co.	961,155
10,421	Biogen, Inc.(b)	3,027,405
3,842	Bristol-Myers Squibb Co.	253,380
36,625	Celgene Corp.(b)	4,494,254
961	Cigna Corp.	128,812
960	Eli Lilly & Co.	78,307
37,359	Gilead Sciences, Inc.	4,039,629
20,424	Illumina, Inc.(b)	2,926,351
10,141	McKesson Corp.	1,813,211
8,302	Regeneron Pharmaceuticals, Inc.(b)	4,627,452
19,886	Vertex Pharmaceuticals, Inc.(b)	2,480,579

		31,484,772

	Industrials—4.6%
6,833	3M Co.	1,074,216
28,871	American Airlines Group, Inc.	1,334,418
3,553	Boeing Co. (The)	526,093
5,495	Delta Air Lines, Inc.	279,366
1,344	Honeywell International, Inc.	138,808
2,809	Illinois Tool Works, Inc.	258,259
18,600	Union Pacific Corp.	1,661,910
9,119	United Parcel Service, Inc., Class B	939,439

		6,212,509

	Information Technology—25.7%
10,023	Accenture PLC, Class A	1,074,466
28,173	Adobe Systems, Inc.(b)	2,497,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
723	Alphabet, Inc., Class C(b)	$513,916
29,615	Apple, Inc.	3,538,993
21,863	Avago Technologies Ltd. (Singapore)	2,691,991
64,256	Cognizant Technology Solutions Corp., Class A(b)	4,376,476
267	eBay, Inc.(b)	7,449
40,394	Facebook, Inc., Class A(b)	4,118,976
45,540	MasterCard, Inc., Class A	4,508,005
267	PayPal Holdings, Inc.(b)	9,615
58,514	salesforce.com, inc.(b)	4,547,123
11,202	Texas Instruments, Inc.	635,377
54,252	Visa, Inc., Class A	4,208,870
34,155	VMware, Inc., Class A(b)	2,054,423

		34,783,498

	Materials—5.1%
26,077	Ecolab, Inc.	3,138,367
2,810	LyondellBasell Industries NV, Class A	261,077
16,219	Monsanto Co.	1,511,935
19,161	PPG Industries, Inc.	1,997,726

		6,909,105

	Total Common Stocks and Other Equity Interests (Cost $132,305,780)	134,986,684

	Money Market Fund—0.1%
94,087	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $94,087)	94,087

	Total Investments (Cost $132,399,867)—100.0%	135,080,771
	Other assets less liabilities—(0.0)%	(16,308)

	Net Assets—100.0%	$135,064,463

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	39.0
Energy	20.7
Utilities	14.2
Information Technology	6.7
Industrials	6.0
Consumer Staples	5.3
Consumer Discretionary	3.4
Telecommunication Services	2.5
Health Care	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—3.4%
12,809	Carnival Corp.	$692,711
3,885	Ford Motor Co.	57,537
9,196	General Motors Co.	321,032
4,717	Thomson Reuters Corp.	193,491

		1,264,771

	Consumer Staples—5.3%
15,592	Archer-Daniels-Midland Co.	711,931
12,394	Mondelez International, Inc., Class A	572,107
5,843	Procter & Gamble Co. (The)	446,288
3,842	Wal-Mart Stores, Inc.	219,916

		1,950,242

	Energy—20.7%
4,134	Anadarko Petroleum Corp.	276,482
21,689	Apache Corp.	1,022,203
8,949	Baker Hughes, Inc.	471,433
10,116	Chevron Corp.	919,342
18,106	ConocoPhillips	965,955
6,335	Devon Energy Corp.	265,627
11,573	Exxon Mobil Corp.	957,550
1,499	Halliburton Co.	57,532
10,471	Kinder Morgan, Inc.	286,382
15,369	Occidental Petroleum Corp.	1,145,605
4,788	Phillips 66	426,371
9,704	Spectra Energy Corp.	277,243
7,809	Valero Energy Corp.	514,769

		7,586,494

	Financials—39.0%
6,420	ACE Ltd.	728,927
9,863	Aflac, Inc.	628,766
9,992	Allstate Corp. (The)	618,305
10,907	American International Group, Inc.	687,795

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
23,167	Bank of America Corp.	$388,742
24,058	BB&T Corp.	893,755
11,086	Capital One Financial Corp.	874,685
6,205	Chubb Corp. (The)	802,617
8,298	Citigroup, Inc.	441,205
5,727	CME Group, Inc., Class A	541,030
2,214	Discover Financial Services	124,471
11,806	Equity Residential REIT	912,840
989	Franklin Resources, Inc.	40,312
4,535	Goldman Sachs Group, Inc. (The)	850,312
6,494	JPMorgan Chase & Co.	417,239
21,339	MetLife, Inc.	1,075,059
6,461	Morgan Stanley	213,019
11,864	PNC Financial Services Group, Inc. (The)	1,070,845
5,137	Prudential Financial, Inc.	423,803
7,576	State Street Corp.	522,744
4,617	Travelers Cos., Inc. (The)	521,213
17,366	U.S. Bancorp	732,498
14,663	Wells Fargo & Co.	793,855

		14,304,037

	Health Care—2.2%
3,795	Abbott Laboratories	170,016
570	Medtronic PLC	42,134
17,603	Pfizer, Inc.	595,334

		807,484

	Industrials—6.0%
10,092	Eaton Corp. PLC	564,244
41,518	General Electric Co.	1,200,700
3,310	Norfolk Southern Corp.	264,899
1,354	Raytheon Co.	158,960

		2,188,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares Russell Top 200 Pure Value Portfolio (PXLV) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—6.7%
8,478	Cisco Systems, Inc.	$244,590
20,840	Corning, Inc.	387,624
28,223	HP, Inc.	760,892
30,450	Yahoo!, Inc.(b)	1,084,629

		2,477,735

	Telecommunication Services—2.5%
23,177	AT&T, Inc.	776,661
3,882	T-Mobile US, Inc.(b)	147,089

		923,750

	Utilities—14.2%
18,268	American Electric Power Co., Inc.	1,034,882
14,455	Duke Energy Corp.	1,033,099
22,388	Exelon Corp.	625,073
5,827	NextEra Energy, Inc.	598,200
17,689	PG&E Corp.	944,593
21,531	Southern Co. (The)	971,048

		5,206,895

	Total Common Stocks and Other Equity Interests (Cost $38,171,107)	36,710,211

	Money Market Fund—0.0%
9,616	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $9,616)	9,616

	Total Investments (Cost $38,180,723)—100.0%	36,719,827
	Other assets less liabilities—0.0%	396

	Net Assets—100.0%	$36,720,223

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Financials	46.4
Consumer Discretionary	12.0
Information Technology	11.5
Health Care	10.2
Industrials	9.5
Energy	3.1
Materials	2.6
Consumer Staples	2.5
Utilities	1.1
Telecommunication Services	1.1
Pharmaceuticals	0.0
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.0%
6,240	1-800-FLOWERS.COM, Inc., Class A(b)	$61,963
2,038	Bassett Furniture Industries, Inc.	65,134
5,471	Big 5 Sporting Goods Corp.	50,060
155	Biglari Holdings, Inc.(b)	59,540
6,800	Callaway Golf Co.	67,660
2,629	Carriage Services, Inc.	56,550
9,230	Century Casinos, Inc.(b)	62,764
2,861	Century Communities, Inc.(b)	54,588
13,582	China XD Plastics Co. Ltd. (China)(b)	57,180
2,430	Citi Trends, Inc.	64,565
2,153	CSS Industries, Inc.	58,777
1,771	Culp, Inc.	53,148
5,589	Entercom Communications Corp., Class A(b)	61,703
2,151	Ethan Allen Interiors, Inc.	58,529
1,815	Flexsteel Industries, Inc.	78,934
4,789	Fred’s, Inc., Class A	66,232
1,907	FTD Cos., Inc.(b)	54,006
4,447	Gray Television, Inc.(b)	70,663
4,173	Hemisphere Media Group, Inc., Class A(b)(c)	56,461
2,411	Hooker Furniture Corp.	59,841
6,663	JAKKS Pacific, Inc.(b)	52,771
4,564	K12, Inc.(b)	44,316
2,089	LGI Homes, Inc.(b)	58,555
11,425	Luby’s, Inc.(b)	53,241
2,406	M/I Homes, Inc.(b)	55,218
2,934	Marcus Corp. (The)	60,704
3,159	Monarch Casino & Resort, Inc.(b)	69,308
4,386	New Home Co., Inc. (The)(b)	62,764
3,674	New Media Investment Group, Inc.	59,151
3,866	Papa Murphy’s Holdings, Inc.(b)	53,389

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,587	Perry Ellis International, Inc.(b)	$55,543
5,447	RCI Hospitality Holdings, Inc.(b)	54,143
4,479	Reading International, Inc., Class A(b)	69,425
6,681	Red Lion Hotels Corp.(b)	54,717
4,333	Regis Corp.(b)	71,581
4,001	Rocky Brands, Inc.	51,013
9,142	Ruby Tuesday, Inc.(b)	47,813
3,922	Sequential Brands Group, Inc.(b)	49,064
2,385	Shoe Carnival, Inc.	53,591
13,748	Spartan Motors, Inc.	56,779
3,147	Speedway Motorsports, Inc.	58,125
3,039	Superior Industries International, Inc.	59,808
3,167	Superior Uniform Group, Inc.	53,966
5,813	Townsquare Media, Inc., Class A(b)	63,710
5,497	TravelCenters of America LLC(b)	63,325
7,650	VOXX International Corp., Class A(b)	39,474
2,508	WCI Communities, Inc.(b)	59,916
2,756	William Lyon Homes, Class A(b)	58,813
8,360	ZAGG, Inc.(b)	70,893

		2,879,414

	Consumer Staples—2.5%
2,785	Alliance One International, Inc.(b)	49,016
3,671	Central Garden & Pet Co.(b)	58,406
3,523	Central Garden & Pet Co., Class A(b)	59,468
1,188	Ingles Markets, Inc., Class A	59,329
1,106	John B. Sanfilippo& Son, Inc.	71,580
3,548	MGP Ingredients, Inc.	61,487
3,345	Omega Protein Corp.(b)	60,879
2,153	Seneca Foods Corp., Class A(b)	62,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
2,196	SpartanNash Co.	$61,268
2,403	Village Super Market, Inc., Class A	60,219

		604,477

	Energy—3.1%
8,422	Aegean Marine Petroleum Network, Inc. (Greece)	65,692
4,698	Ardmore Shipping Corp. (Ireland)	67,416
7,650	DHT Holdings, Inc.	60,129
3,794	Era Group, Inc.(b)	52,774
21,104	Frontline Ltd. (Norway)(b)(c)	66,689
3,835	KNOT Offshore Partners LP (United Kingdom)	62,549
16,129	Navios Maritime Acquisition Corp.	57,742
6,857	Renewable Energy Group, Inc.(b)	54,102
8,229	Teekay Tankers Ltd., Class A (Bermuda)	62,870
6,984	Tsakos Energy Navigation Ltd. (Greece)	62,646
3,937	USA Compression Partners LP	63,464
2,899	VTTI Energy Partners LP (United Kingdom)	57,516

		733,589

	Financials—46.4%
1,845	1st Source Corp.	58,597
2,787	Access National Corp.	57,663
3,731	AG Mortgage Investment Trust, Inc. REIT	56,748
1,903	Agree Realty Corp. REIT	61,619
3,922	Ambac Financial Group, Inc.(b)	63,340
3,853	American Capital Mortgage Investment Corp. REIT	55,907
2,421	American National Bankshares, Inc.	61,009
3,287	American Residential Properties, Inc. REIT	54,466
1,973	Ameris Bancorp	62,149
1,141	AMERISAFE, Inc.	62,447
11,491	Anworth Mortgage Asset Corp. REIT	54,812
3,612	Apollo Commercial Real Estate Finance, Inc. REIT	59,995
4,483	Apollo Residential Mortgage, Inc. REIT	57,696
8,926	Arbor Realty Trust, Inc. REIT	55,787
4,734	Ares Commercial Real Estate Corp. REIT	58,418
3,069	Atlas Financial Holdings, Inc.(b)	58,372
4,201	AV Homes, Inc.(b)	55,621
2,618	Baldwin & Lyons, Inc., Class B	60,816
4,628	Banc of California, Inc.	60,349
2,453	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	66,305
7,452	Bancorp, Inc. (The)(b)	53,654
7,394	Bank Mutual Corp.	53,533
4,569	BankFinancial Corp.	56,336
1,190	Banner Corp.	58,393
1,776	Bar Harbor Bankshares	62,782
3,525	BBX Capital Corp., Class A(b)	64,684
6,378	Bear State Financial, Inc.(b)	69,839
2,063	Berkshire Hills Bancorp, Inc.	59,002
3,298	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	58,474
4,100	Blue Hills Bancorp, Inc.	58,179
4,738	Bluerock Residential Growth REIT, Inc., Class A REIT	55,529

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,555	BNC Bancorp	$57,360
2,124	Bridge Bancorp, Inc.	60,980
5,597	Brookline Bancorp, Inc.	63,526
1,827	Bryn Mawr Bank Corp.	53,220
2,684	BSB Bancorp, Inc.(b)	59,021
1,551	C&F Financial Corp.	58,938
5,989	Calamos Asset Management, Inc., Class A	56,237
1,407	Camden National Corp.	55,000
4,573	Cape Bancorp, Inc.	58,763
3,804	Capital City Bank Group, Inc.	58,734
5,741	Capstead Mortgage Corp. REIT	55,401
2,466	Cardinal Financial Corp.	56,052
10,492	Cascade Bancorp(b)	58,860
5,523	CatchMark Timber Trust, Inc., Class A REIT	60,477
9,142	Cedar Realty Trust, Inc. REIT	63,903
3,860	Centerstate Banks, Inc.	56,279
2,709	Central Pacific Financial Corp.	60,573
1,393	Century Bancorp, Inc., Class A	61,919
4,479	Charter Financial Corp.	58,675
2,644	Chatham Lodging Trust REIT	60,521
1,152	City Holding Co.	55,100
4,363	CoBiz Financial, Inc.	54,363
1,597	Community Trust Bancorp, Inc.	55,049
3,520	Compass Diversified Holdings	57,904
2,941	ConnectOne Bancorp, Inc.	52,497
11,399	Consumer Portfolio Services, Inc.(b)	61,783
12,448	Cowen Group, Inc., Class A(b)	52,406
2,526	CU Bancorp(b)	60,927
2,210	Customers Bancorp, Inc.(b)	60,775
3,361	Dime Community Bancshares, Inc.	58,313
8,655	Dynex Capital, Inc. REIT	57,383
3,177	Ellington Financial LLC	57,186
2,446	EMC Insurance Group, Inc.	61,150
2,548	Employers Holdings, Inc.	67,446
2,709	Enterprise Bancorp, Inc.	62,903
2,255	Enterprise Financial Services Corp.	63,952
4,355	ESSA Bancorp, Inc.	57,791
2,283	Farmers Capital Bank Corp.(b)	61,915
6,906	Farmers National Banc Corp.	56,974
5,408	Farmland Partners, Inc. REIT	55,486
2,779	FBR & Co.	54,969
2,684	Fidelity Southern Corp.	56,230
15,949	First BanCorp(b)	60,447
2,972	First Bancorp, Inc.	62,798
3,338	First Bancorp/Southern Pines NC	61,853
6,247	First Commonwealth Financial Corp.	57,410
3,173	First Community Bancshares, Inc.	61,017
3,520	First Connecticut Bancorp, Inc.	61,178
1,553	First Defiance Financial Corp.	59,480
1,753	First Financial Corp.	60,075
4,698	First Financial Northwest, Inc.	58,960
1,778	First Internet Bancorp	54,638
2,165	First Merchants Corp.	56,788
1,621	First NBC Bank Holding Co.(b)	60,285
2,099	First of Long Island Corp. (The)	58,289
2,838	Flushing Financial Corp.	59,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,318	Forestar Group, Inc.(b)	$61,100
3,272	Fox Chase Bancorp, Inc.	57,293
7,797	Gain Capital Holdings, Inc.	58,088
2,169	Global Indemnity PLC, Class A(b)	61,621
1,312	Great Southern Bancorp, Inc.	63,409
3,226	Green Dot Corp., Class A(b)	59,810
2,549	Greenlight Capital Re Ltd., Class A(b)	55,976
3,448	Guaranty Bancorp	56,823
4,943	Hallmark Financial Services, Inc.(b)	64,210
2,252	Hanmi Financial Corp.	57,426
3,298	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	59,397
1,566	Heartland Financial USA, Inc.	57,691
5,008	Heritage Commerce Corp.	52,985
3,018	Heritage Financial Corp.	55,592
2,877	Heritage Insurance Holdings, Inc.(b)	63,639
7,132	Heritage Oaks Bancorp	62,833
2,198	Home Bancorp, Inc.	55,785
2,459	HomeStreet, Inc.(b)	51,467
3,059	HomeTrust Bancshares, Inc.(b)	57,937
3,472	Impac Mortgage Holdings, Inc.(b)(c)	77,599
3,847	Independent Bank Corp./MI	55,705
704	Infinity Property & Casualty Corp.	56,686
2,300	INTL FCStone, Inc.(b)	73,577
9,142	JMP Group LLC	56,315
1,208	Kansas City Life Insurance Co.	59,228
5,109	Lakeland Bancorp, Inc.	59,418
4,090	Maiden Holdings Ltd.	63,599
2,788	MainSource Financial Group, Inc.	60,332
2,733	Mercantile Bank Corp.	60,290
4,153	Meridian Bancorp, Inc.	58,308
1,359	Meta Financial Group, Inc.	58,546
1,939	MidWestOne Financial Group, Inc.	59,411
2,766	National Bank Holdings Corp., Class A	61,018
1,824	National Bankshares, Inc.	59,554
256	National Western Life Group, Inc., Class A	66,045
10,339	New York Mortgage Trust, Inc. REIT(c)	58,726
6,654	NewBridge Bancorp, Class A	75,257
4,374	Nicholas Financial, Inc.(b)	58,087
7,470	NMI Holdings, Inc., Class A(b)	56,174
3,734	Northfield Bancorp, Inc.	57,205
1,964	Northrim Bancorp, Inc.	54,246
3,298	OceanFirst Financial Corp.	60,881
3,490	Old Line Bancshares, Inc.	59,853
9,112	Old Second Bancorp, Inc.(b)	61,050
2,835	Oppenheimer Holdings, Inc., Class A	52,022
6,137	Orchid Island Capital, Inc. REIT	54,497
3,636	Oritani Financial Corp.	57,885
4,123	Owens Realty Mortgage, Inc. REIT	57,846
2,794	Pacific Premier Bancorp, Inc.(b)	59,652
8,350	Park Sterling Corp.	60,537
2,680	Peapack-Gladstone Financial Corp.	60,595
2,731	Peoples Bancorp, Inc.	52,326
4,019	PHH Corp.(b)	59,079
3,764	Physicians Realty Trust REIT	60,149
1,568	Piper Jaffray Cos.(b)	55,774

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
5,219	Preferred Apartment Communities, Inc., Class A REIT	$57,148
1,796	Preferred Bank	59,466
3,985	Premier Financial Bancorp, Inc.	58,699
3,384	Provident Financial Holdings, Inc.	58,002
4,190	Pulaski Financial Corp.	62,180
2,595	QCR Holdings, Inc.	59,114
3,663	Regional Management Corp.(b)	59,744
2,311	Republic Bancorp, Inc., Class A	58,769
8,539	Resource America, Inc., Class A	65,665
5,082	Resource Capital Corp. REIT	65,253
4,116	Rexford Industrial Realty, Inc. REIT	62,357
1,048	Safety Insurance Group, Inc.	60,732
2,168	Sandy Spring Bancorp, Inc.	59,620
3,866	Seacoast Banking Corp. of Florida(b)	59,846
3,548	Silver Bay Realty Trust Corp. REIT	57,478
2,382	Starwood Waypoint Residential Trust REIT	58,597
2,490	State Auto Financial Corp.	59,386
2,743	State Bank Financial Corp.	58,700
3,434	Steel Partners Holdings LP(b)	57,004
1,387	Stewart Information Services Corp.	55,716
1,563	Stock Yards Bancorp, Inc.	58,894
2,078	Suffolk Bancorp	62,111
4,864	Summit Hotel Properties, Inc. REIT	63,621
3,410	Talmer Bancorp, Inc., Class A	57,356
2,892	Terreno Realty Corp. REIT	64,723
2,181	Territorial Bancorp, Inc.	60,806
8,871	Tiptree Financial, Inc., Class A	60,057
1,065	Tompkins Financial Corp.	57,808
2,309	TriCo Bancshares	60,865
4,552	TriState Capital Holdings, Inc.(b)	56,854
2,367	Union Bankshares Corp.	59,293
11,355	United Community Financial Corp.	62,225
3,226	United Development Funding IV REIT(c)	55,487
4,352	United Financial Bancorp, Inc.	56,489
1,621	United Fire Group, Inc.	60,285
1,922	Universal Insurance Holdings, Inc.	60,639
2,955	Univest Corp. of Pennsylvania	58,184
2,178	Walker & Dunlop, Inc.(b)	63,184
3,492	Walter Investment Management Corp.(b)(c)	41,764
4,211	Waterstone Financial, Inc.	56,091
4,503	Western Asset Mortgage Capital Corp. REIT(c)	51,424
7,423	Westfield Financial, Inc.	57,899
5,403	Wilshire Bancorp, Inc.	57,758
3,952	Winthrop Realty Trust REIT	57,264
1,969	WSFS Financial Corp.	62,555
2,643	Yadkin Financial Corp.	62,243

		11,112,300

	Health Care—10.2%
2,067	Aceto Corp.	62,341
1,822	Addus HomeCare Corp.(b)	45,514
5,550	Advaxis, Inc.(b)(c)	61,550
1,416	Almost Family, Inc.(b)	58,594
4,855	Amphastar Pharmaceuticals, Inc.(b)	57,483
693	Analogic Corp.	60,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
4,304	AngioDynamics, Inc.(b)	$54,144
1,438	ANI Pharmaceuticals, Inc.(b)	60,166
5,937	Assembly Biosciences, Inc.(b)	56,995
3,023	Concert Pharmaceuticals, Inc.(b)	68,652
4,170	Cross Country Healthcare, Inc.(b)	56,295
4,340	Cutera, Inc.(b)	58,894
1,890	Cynosure, Inc., Class A(b)	71,140
8,485	Cytokinetics, Inc.(b)	73,056
3,689	Five Prime Therapeutics, Inc.(b)	118,601
18,371	Five Star Quality Care, Inc.(b)	60,073
3,821	Flexion Therapeutics, Inc.(b)	62,970
4,163	Hanger, Inc.(b)	60,031
15,021	Harvard Bioscience, Inc.(b)	44,162
1,863	Heska Corp.(b)	57,306
6,464	Ignyta, Inc.(b)	66,191
4,654	Immune Design Corp.(b)	60,502
3,922	Invacare Corp.	67,772
3,054	K2M Group Holdings, Inc.(b)	55,736
4,658	LeMaitre Vascular, Inc.	62,045
1,268	LHC Group, Inc.(b)	57,142
3,247	Loxo Oncology, Inc.(b)	75,915
2,373	Merit Medical Systems, Inc.(b)	43,995
933	National Healthcare Corp.	60,906
6,686	OvaScience, Inc.(b)(c)	86,717
1,995	PharMerica Corp.(b)	56,997
9,997	RTI Surgical, Inc.(b)	42,037
6,768	Sorrento Therapeutics, Inc.(b)	58,476
3,187	Triple-S Management Corp., Class B(b)	65,620
2,774	uniQure NV (Netherlands)(b)	49,183
9,182	Universal American Corp.	68,498
1,264	US Physical Therapy, Inc.	62,012
4,974	Vocera Communications, Inc.(b)	58,544
4,641	Xencor, Inc.(b)	50,262
4,204	Zogenix, Inc.(b)	49,565

		2,446,803

	Industrials—9.5%
2,991	AAR Corp.	67,866
8,030	ACCO Brands Corp.(b)	64,802
6,641	Air Transport Services Group, Inc.(b)	65,015
1,215	Alamo Group, Inc.	57,008
4,061	Breeze-Eastern Corp.(b)	82,844
2,939	Briggs & Stratton Corp.	52,226
5,783	CBIZ, Inc.(b)	62,167
2,083	Comfort Systems USA, Inc.	66,510
3,159	Covenant Transportation Group, Inc., Class A(b)	60,969
2,630	CRA International, Inc.(b)	61,542
9,321	Danaos Corp. (Greece)(b)	57,790
8,760	Diana Shipping, Inc. (Greece)(b)	55,276
3,272	Ennis, Inc.	65,538
1,581	ESCO Technologies, Inc.	58,639
3,093	Gibraltar Industries, Inc.(b)	78,315
12,234	Global Ship Lease, Inc., Class A (United Kingdom)	50,159
3,600	Griffon Corp.	61,848
6,186	Hardinge, Inc.	58,520
8,100	HC2 Holdings, Inc.(b)(c)	61,236

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,869	ICF International, Inc.(b)	$57,322
1,455	Kadant, Inc.	59,830
4,013	Kelly Services, Inc., Class A	63,405
6,726	LSI Industries, Inc.	72,237
2,904	Miller Industries, Inc.	65,863
2,166	MYR Group, Inc.(b)	48,735
673	National Presto Industries, Inc.	59,258
3,569	Navigant Consulting, Inc.(b)	61,387
3,058	NV5 Holdings, Inc.(b)	71,190
4,928	PowerSecure International, Inc.(b)	61,403
3,124	Quanex Building Products Corp.	58,950
3,403	SkyWest, Inc.	64,793
4,943	Titan Machinery, Inc.(b)(c)	60,453
4,798	TRC Cos., Inc.(b)	49,563
3,296	USA Truck, Inc.(b)	59,921
1,525	Veritiv Corp.(b)	64,050
1,959	Viad Corp.	58,986
3,490	Willis Lease Finance Corp.(b)	54,444

		2,280,060

	Information Technology—11.5%
7,288	Alpha & Omega Semiconductor Ltd.(b)	64,717
3,386	Autobytel, Inc.(b)	63,047
21,262	Axcelis Technologies, Inc.(b)	59,534
4,123	Blucora, Inc.(b)	40,405
4,850	Brooks Automation, Inc.	53,544
4,013	Cascade Microtech, Inc.(b)	61,479
3,056	CEVA, Inc.(b)	71,419
3,456	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	61,275
17,852	Ciber, Inc.(b)	63,732
4,821	ClearOne, Inc.	58,141
5,757	Cohu, Inc.	72,481
4,817	Digi International, Inc.(b)	62,139
2,276	Ebix, Inc.	63,114
8,350	EMCORE Corp.(b)	57,114
719	ePlus, Inc.(b)	60,698
3,097	Fabrinet (Thailand)(b)	67,112
8,374	FormFactor, Inc.(b)	69,002
6,833	Global Sources Ltd. (Bermuda)(b)	61,155
4,130	Hackett Group, Inc. (The)	61,454
26,653	Imation Corp.(b)	53,839
2,196	Insight Enterprises, Inc.(b)	55,778
6,848	Intralinks Holdings, Inc.(b)	59,920
5,087	IXYS Corp.	63,384
29,723	Limelight Networks, Inc.(b)	60,635
3,569	Mercury Systems, Inc.(b)	61,244
8,844	Monster Worldwide, Inc.(b)	55,452
3,398	Multi-Fineline Electronix, Inc.(b)	63,135
8,336	NeoPhotonics Corp.(b)	68,939
3,393	Net 1 UEPS Technologies, Inc. (South Africa)(b)	57,783
24,684	Oclaro, Inc.(b)(c)	72,324
3,673	Orbotech Ltd. (Israel)(b)	60,788
6,278	PCM, Inc.(b)	58,197
6,267	Photronics, Inc.(b)	60,101
5,537	QLogic Corp.(b)	68,659
10,229	QuinStreet, Inc.(b)	56,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
2,188	Rofin-Sinar Technologies, Inc.(b)	$63,364
3,907	Rubicon Project, Inc. (The)(b)	59,230
4,560	Rudolph Technologies, Inc.(b)	58,322
1,600	ScanSource, Inc.(b)	55,216
8,239	Sigma Designs, Inc.(b)	72,586
5,385	SunEdison Semiconductor PTE Ltd.(b)	57,889
7,271	Telenav, Inc.(b)	52,351
9,112	TTM Technologies, Inc.(b)	66,518
22,802	USA Technologies, Inc.(b)	64,758
4,016	XO Group, Inc.(b)	60,762

		2,759,507

	Materials—2.6%
4,913	American Vanguard Corp.	65,883
3,078	Core Molding Technologies, Inc.(b)	61,683
5,318	Dominion Diamond Corp. (Canada)	56,158
2,943	KMG Chemicals, Inc.	61,921
3,173	Kraton Performance Polymers, Inc.(b)	64,697
1,891	Materion Corp.	57,014
5,659	Mercer International, Inc. (Canada)	61,117
2,897	OCI Resources LP	69,528
6,435	Real Industry, Inc.(b)	61,133
3,243	Westlake Chemical Partners LP	58,601

		617,735

	Pharmaceuticals—0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Telecommunication Services—1.1%
25,924	Alaska Communications Systems Group, Inc.(b)	59,366
9,230	Iridium Communications, Inc.(b)(c)	75,778
10,175	ORBCOMM, Inc.(b)	60,439
3,450	Spok Holdings, Inc.	62,204

		257,787

	Utilities—1.1%
4,894	Consolidated Water Co. Ltd. (Cayman Islands)	54,177
2,578	Empire District Electric Co. (The)	58,134
1,844	SJW Corp.	58,510
6,686	Star Gas Partners LP	52,418
1,538	Unitil Corp.	54,553

		277,792

	Total Common Stocks and Other Equity Interests (Cost $22,980,301)	23,971,673

	Money Market Fund—0.3%
63,544	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $63,544)	63,544

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $23,043,845)—100.3%	24,035,217

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.4%
583,795	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $583,795)	$583,795

	Total Investments (Cost $23,627,640)—102.7%	24,619,012
	Other assets less liabilities—(2.7)%	(648,868)

	Net Assets—100.0%	$23,970,144

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Assets:
Unaffiliated investments, at value(a)	$376,242,537	$973,971,543	$13,271,109	$30,587,587
Affiliated investments, at value	40,366	—	60,144	2,118,366

Total investments, at value	376,282,903	973,971,543	13,331,253	32,705,953
Cash	—	—	5,902	—
Receivables:
Dividends	243,393	1,458,378	5,678	3,819
Foreign tax reclaims	8,710	—	—	—
Investments sold	—	2,202,942	—	—
Expenses absorbed	—	—	5,223	—
Securities lending	—	—	—	4,336
Other assets	361	1,915	819	820

Total Assets	376,535,367	977,634,778	13,348,875	32,714,928

Liabilities:
Due to custodian	—	737,277	—	225
Payables:
Investments purchased	—	386,958	—	—
Collateral upon return of securities loaned	—	—	—	2,063,827
Shares repurchased	—	—	—	—
Expenses recaptured	—	—	—	—
Accrued advisory fees	151,230	408,517	—	730
Accrued trustees’ and officer’s fees	30,430	39,909	13,436	14,747
Accrued expenses	85,893	224,059	45,138	47,599

Total Liabilities	267,553	1,796,720	58,574	2,127,128

Net Assets	$376,267,814	$975,838,058	$13,290,301	$30,587,800

Net Assets Consist of:
Shares of beneficial interest	$584,240,465	$1,124,722,415	$21,917,100	$63,751,410
Undistributed net investment income (loss)	30,078	2,150,702	8,310	(3,834)
Undistributed net realized gain (loss)	(249,254,605)	(193,257,288)	(7,710,594)	(31,846,286)
Net unrealized appreciation (depreciation)	41,251,876	42,222,229	(924,515)	(1,313,490)

Net Assets	$376,267,814	$975,838,058	$13,290,301	$30,587,800

Shares outstanding (unlimited amount authorized, $0.01 par value)	12,100,000	32,750,000	400,000	1,250,000
Net asset value	$31.10	$29.80	$33.23	$24.47

Market price	$31.16	$29.86	$33.21	$24.48

Unaffiliated investments, at cost	$334,990,661	$931,749,314	$14,194,759	$31,901,077

Affiliated investments, at cost	$40,366	$—	$61,009	$2,118,366

Total investments, at cost	$335,031,027	$931,749,314	$14,255,768	$34,019,443

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$1,997,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares Russell 2000 Pure Value Portfolio (PXSV)	PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	PowerShares Russell Midcap Pure Value Portfolio (PXMV)	PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$64,858,394	$28,353,202	$82,634,785	$43,055,641	$37,733,156	$134,986,684	$36,710,211	$23,971,673
4,346,243	62,548	64,029	1,851,055	35,642	94,087	9,616	647,339

69,204,637	28,415,750	82,698,814	44,906,696	37,768,798	135,080,771	36,719,827	24,619,012
—	—	—	55	—	—	—	—

53,211	16,489	55,165	36,569	39,388	76,387	51,578	9,708
334	—	—	—	—	—	—	327
3,711	30,689	—	560,660	—	—	—	6,658
—	2,039	—	—	510	—	—	—
27,627	154	1,064	1,856	—	—	—	3,434
820	45	1,203	933	820	820	809	742

69,290,340	28,465,166	82,756,246	45,506,769	37,809,516	135,157,978	36,772,214	24,639,881

59	—	—	—	—	—	—	—

—	39,610	—	585,695	—	—	—	—
4,045,506	—	—	1,788,028	—	—	—	583,795
3,711	—	—	—	—	—	—	—
—	—	—	—	—	695	—	—
10,313	—	16,996	4,783	—	32,263	3,542	3,083
16,534	13,880	21,565	15,340	14,462	10,525	8,986	16,117
66,140	43,040	52,722	54,496	43,578	50,032	39,463	66,742

4,142,263	96,530	91,283	2,448,342	58,040	93,515	51,991	669,737

$65,148,077	$28,368,636	$82,664,963	$43,058,427	$37,751,476	$135,064,463	$36,720,223	$23,970,144

$101,585,015	$35,991,644	$232,733,027	$78,132,967	$41,029,227	$103,577,845	$35,653,625	$106,727,831
210,653	61,093	37,953	168,607	63,316	112,859	78,568	26,246
(31,167,546)	(5,112,710)	(147,240,947)	(32,950,553)	(3,827,743)	28,692,855	2,448,926	(83,775,305)
(5,480,045)	(2,571,391)	(2,865,070)	(2,292,594)	486,676	2,680,904	(1,460,896)	991,372

$65,148,077	$28,368,636	$82,664,963	$43,058,427	$37,751,476	$135,064,463	$36,720,223	$23,970,144

2,700,000	750,000	2,700,000	1,650,000	950,000	3,950,000	1,250,000	1,550,000
$24.13	$37.82	$30.62	$26.10	$39.74	$34.19	$29.38	$15.46

$24.12	$37.85	$30.65	$26.10	$39.79	$34.23	$29.43	$15.45

$70,260,311	$30,921,351	$85,499,855	$45,348,219	$37,246,480	$132,305,780	$38,171,107	$22,980,301

$4,424,358	$65,790	$64,029	$1,851,055	$35,642	$94,087	$9,616	$647,339

$74,684,669	$30,987,141	$85,563,884	$47,199,274	$37,282,122	$132,399,867	$38,180,723	$23,627,640

$3,734,841	$—	$—	$1,779,398	$—	$—	$—	$544,305

63

Statements of Operations

For the six months ended October 31, 2015

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Investment Income:
Unaffiliated dividend income	$1,701,942	$14,872,465	$84,053	$70,783
Affiliated dividend income	71	220	225	19
Securities lending income	—	—	—	21,688
Foreign withholding tax	—	—	(121)	—

Total Income	1,702,013	14,872,685	84,157	92,490

Expenses:
Advisory fees	837,778	2,600,430	18,849	47,682
Sub-licensing fees	50,267	156,027	1,701	4,110
Accounting & administration fees	32,135	105,465	18,586	18,586
Professional fees	14,996	19,476	13,084	13,216
Trustees’ and officer’s fees	6,240	12,251	3,717	3,836
Custodian & transfer agent fees	4,242	13,671	4,950	9,106
Listing fee and expenses	3,674	4,933	3,607	3,606
Recapture (Note 3)	—	—	—	—
Other expenses	9,369	27,108	2,553	3,504

Total Expenses	958,701	2,939,361	67,047	103,646

Less: Waivers	(163)	(512)	(47,126)	(39,566)

Net Expenses	958,538	2,938,849	19,921	64,080

Net Investment Income	743,475	11,933,836	64,236	28,410

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(7,830,318)	(45,580,006)	(992,740)	(2,747,084)
In-kind redemptions	12,566,806	18,622,094	3,106,589	8,174,972
Foreign currencies	—	—	—	—

Net realized gain (loss)	4,736,488	(26,957,912)	2,113,849	5,427,888

Change in net unrealized appreciation (depreciation) on:
Investment securities	6,514,356	(30,683,710)	(3,182,259)	(6,459,625)
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	6,514,356	(30,683,710)	(3,182,259)	(6,459,625)

Net realized and unrealized gain (loss)	11,250,844	(57,641,622)	(1,068,410)	(1,031,737)

Net increase (decrease) in net assets resulting from operations	$11,994,319	$(45,707,786)	$(1,004,174)	$(1,003,327)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares Russell 2000 Pure Value Portfolio (PXSV)	PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	PowerShares Russell Midcap Pure Value Portfolio (PXMV)	PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$871,276	$248,367	$306,699	$648,659	$435,260	$942,600	$548,605	$256,544
16,641	2,769	44	25	20	50	16	28
112,101	154	1,064	11,871	—	—	—	13,606
(762)	(343)	(911)	(75)	(439)	—	(427)	(496)

999,256	250,947	306,896	660,480	434,841	942,650	548,194	269,682

100,341	39,893	124,886	69,133	50,160	204,580	57,488	69,411
8,762	3,427	10,862	6,084	4,524	17,610	4,949	13,882
18,586	18,586	18,586	18,586	18,586	18,586	18,586	18,586
13,393	13,100	13,576	13,248	13,180	13,775	13,115	13,811
4,175	3,844	4,306	4,000	3,918	4,746	3,915	3,822
14,923	3,201	4,737	8,385	3,064	3,662	3,867	10,492
3,606	3,606	3,606	3,606	3,606	3,606	3,606	3,606
—	—	—	—	—	4,375	—	—
5,552	2,928	5,056	4,191	3,267	4,184	2,872	3,991

169,338	88,585	185,615	127,233	100,305	275,124	108,398	137,601

(34,476)	(46,423)	(17,770)	(34,317)	(47,339)	(116)	(31,126)	(40,720)

134,862	42,162	167,845	92,916	52,966	275,008	77,272	96,881

864,394	208,785	139,051	567,564	381,875	667,642	470,922	172,801

(6,114,657)	(1,065,541)	(4,510,348)	(1,793,861)	(621,164)	(1,908,605)	(1,554,266)	(874,196)
16,162,496	6,469,082	21,037,493	11,074,491	7,365,558	31,749,182	4,102,481	302,093
3	—	—	—	—	—	—	(5)

10,047,842	5,403,541	16,527,145	9,280,630	6,744,394	29,840,577	2,548,215	(572,108)

(14,744,049)	(7,509,049)	(20,077,444)	(11,959,849)	(7,487,964)	(28,695,674)	(4,401,147)	(526,606)
(13)	—	—	(2)	—	—	—	—

(14,744,062)	(7,509,049)	(20,077,444)	(11,959,851)	(7,487,964)	(28,695,674)	(4,401,147)	(526,606)

(4,696,220)	(2,105,508)	(3,550,299)	(2,679,221)	(743,570)	1,144,903	(1,852,932)	(1,098,714)

$(3,831,826)	$(1,896,723)	$(3,411,248)	$(2,111,657)	$(361,695)	$1,812,545	$(1,382,010)	$(925,913)

65

Statements of Changes in Net Assets

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income	$743,475	$1,840,465	$11,933,836	$19,697,950
Net realized gain (loss)	4,736,488	34,168,125	(26,957,912)	93,932,303
Net change in unrealized appreciation (depreciation)	6,514,356	11,372,465	(30,683,710)	(38,976,462)

Net increase (decrease) in net assets resulting from operations	11,994,319	47,381,055	(45,707,786)	74,653,791

Distributions to Shareholders from:
Net investment income	(1,145,671)	(1,697,893)	(12,868,449)	(18,202,206)

Shareholder Transactions:
Proceeds from shares sold	105,953,668	346,162,374	117,239,642	916,059,144
Value of shares repurchased	(68,113,911)	(349,940,685)	(170,168,247)	(686,255,734)

Net increase (decrease) in net assets resulting from shares transactions	37,839,757	(3,778,311)	(52,928,605)	229,803,410

Increase (Decrease) in Net Assets	48,688,405	41,904,851	(111,504,840)	286,254,995

Net Assets:
Beginning of period	327,579,409	285,674,558	1,087,342,898	801,087,903

End of period	$376,267,814	$327,579,409	$975,838,058	$1,087,342,898

Undistributed net investment income (loss) at end of period	$30,078	$432,274	$2,150,702	$3,085,315

Changes in Shares Outstanding:
Shares sold	3,450,000	12,100,000	3,700,000	29,550,000
Shares repurchased	(2,200,000)	(12,400,000)	(5,550,000)	(22,100,000)
Shares outstanding, beginning of period	10,850,000	11,150,000	34,600,000	27,150,000

Shares outstanding, end of period	12,100,000	10,850,000	32,750,000	34,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)		PowerShares Russell 2000 Pure Growth Portfolio (PXSG)		PowerShares Russell 2000 Pure Value Portfolio (PXSV)		PowerShares Russell Midcap Equal Weight Portfolio (EQWM)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$64,236	$185,362	$28,410	$310,736	$864,394	$1,129,359	$208,785	$394,593
2,113,849	297,102	5,427,888	291,590	10,047,842	902,187	5,403,541	1,616,014
(3,182,259)	1,067,365	(6,459,625)	1,431,203	(14,744,062)	2,026,494	(7,509,049)	1,118,293

(1,004,174)	1,549,829	(1,003,327)	2,033,529	(3,831,826)	4,058,040	(1,896,723)	3,128,900

(83,199)	(180,742)	(112,273)	(404,987)	(832,260)	(1,010,155)	(195,792)	(386,382)

12,873,920	—	35,117,426	1,289,891	66,166,358	6,269,836	24,737,975	8,075,100
(14,648,979)	—	(36,204,670)	—	(68,447,048)	(2,600,649)	(28,569,077)	(7,392,512)

(1,775,059)	—	(1,087,244)	1,289,891	(2,280,690)	3,669,187	(3,831,102)	682,588

(2,862,432)	1,369,087	(2,202,844)	2,918,433	(6,944,776)	6,717,072	(5,923,617)	3,425,106

16,152,733	14,783,646	32,790,644	29,872,211	72,092,853	65,375,781	34,292,253	30,867,147

$13,290,301	$16,152,733	$30,587,800	$32,790,644	$65,148,077	$72,092,853	$28,368,636	$34,292,253

$8,310	$27,273	$(3,834)	$80,029	$210,653	$178,519	$61,093	$48,100

350,000	—	1,350,000	50,000	2,500,000	250,000	600,000	200,000
(400,000)	—	(1,400,000)	—	(2,600,000)	(100,000)	(700,000)	(200,000)
450,000	450,000	1,300,000	1,250,000	2,800,000	2,650,000	850,000	850,000

400,000	450,000	1,250,000	1,300,000	2,700,000	2,800,000	750,000	850,000

67

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)		PowerShares Russell Midcap Pure Value Portfolio (PXMV)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income	$139,051	$1,361,832	$567,564	$783,939
Net realized gain (loss)	16,527,145	2,858,563	9,280,630	506,863
Net change in unrealized appreciation (depreciation)	(20,077,444)	2,664,286	(11,959,851)	2,388,681

Net increase (decrease) in net assets resulting from operations	(3,411,248)	6,884,681	(2,111,657)	3,679,483

Distributions to Shareholders from:
Net investment income	(334,935)	(1,325,669)	(522,856)	(710,318)

Shareholder Transactions:
Proceeds from shares sold	91,126,421	1,625,910	33,895,760	6,659,516
Value of shares repurchased	(92,585,713)	(10,869,623)	(40,540,466)	—

Net increase (decrease) in net assets resulting from shares transactions	(1,459,292)	(9,243,713)	(6,644,706)	6,659,516

Increase (Decrease) in Net Assets	(5,205,475)	(3,684,701)	(9,279,219)	9,628,681

Net Assets:
Beginning of period	87,870,438	91,555,139	52,337,646	42,708,965

End of period	$82,664,963	$87,870,438	$43,058,427	$52,337,646

Undistributed net investment income at end of period	$37,953	$233,837	$168,607	$123,899

Changes in Shares Outstanding:
Shares sold	2,800,000	50,000	1,200,000	250,000
Shares repurchased	(2,850,000)	(350,000)	(1,450,000)	—
Shares outstanding, beginning of period	2,750,000	3,050,000	1,900,000	1,650,000

Shares outstanding, end of period	2,700,000	2,750,000	1,650,000	1,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)		PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)		PowerShares Russell Top 200 Pure Value Portfolio (PXLV)		PowerShares Zacks Micro Cap Portfolio (PZI)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$381,875	$810,425	$667,642	$2,176,714	$470,922	$818,075	$172,801	$496,512
6,744,394	1,042,260	29,840,577	1,975,121	2,548,215	(34,420)	(572,108)	(510,688)
(7,487,964)	2,215,368	(28,695,674)	14,906,809	(4,401,147)	1,162,749	(526,606)	(58,247)

(361,695)	4,068,053	1,812,545	19,058,644	(1,382,010)	1,946,404	(925,913)	(72,423)

(400,929)	(759,003)	(849,782)	(2,084,013)	(505,326)	(752,115)	(197,550)	(822,121)

28,768,223	1,927,148	142,842,039	28,739,952	24,824,585	25,452,499	—	22,481,177
(32,502,735)	(3,757,982)	(154,242,445)	(6,534,201)	(27,564,534)	—	(3,826,016)	(54,448,541)

(3,734,512)	(1,830,834)	(11,400,406)	22,205,751	(2,739,949)	25,452,499	(3,826,016)	(31,967,364)

(4,497,136)	1,478,216	(10,437,643)	39,180,382	(4,627,285)	26,646,788	(4,949,479)	(32,861,908)

42,248,612	40,770,396	145,502,106	106,321,724	41,347,508	14,700,720	28,919,623	61,781,531

$37,751,476	$42,248,612	$135,064,463	$145,502,106	$36,720,223	$41,347,508	$23,970,144	$28,919,623

$63,316	$82,370	$112,859	$294,999	$78,568	$112,972	$26,246	$50,995

700,000	50,000	4,150,000	900,000	800,000	849,999	—	1,350,000
(800,000)	(100,000)	(4,500,000)	(200,001)	(900,000)	—	(250,000)	(3,350,000)
1,050,000	1,100,000	4,300,000	3,600,001	1,350,000	500,001	1,800,000	3,800,000

950,000	1,050,000	3,950,000	4,300,000	1,250,000	1,350,000	1,550,000	1,800,000

69

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$30.19		$25.62	$21.29	$18.73	$17.63	$14.91
Net investment income(a)	0.07		0.18	0.10	0.21	0.15	0.11
Net realized and unrealized gain on investments	0.95		4.56	4.34	2.55	1.09	2.72
Total from investment operations	1.02		4.74	4.44	2.76	1.24	2.83
Distributions to shareholders from:
Net investment income	(0.11)		(0.17)	(0.11)	(0.20)	(0.14)	(0.11)
Net asset value at end of period	$31.10		$30.19	$25.62	$21.29	$18.73	$17.63
Market price at end of period(b)	$31.16		$30.17	$25.62	$21.28	$18.72	$17.63
Net Asset Value Total Return(c)	3.38%		18.52%	20.91%	14.91%	7.18%	19.08%
Market Price Total Return(c)	3.64%		18.44%	20.96%	14.92%	7.12%	19.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$376,268		$327,579	$285,675	$212,897	$191,013	$196,574
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(d)	0.58%	0.58%	0.59%	0.61%	0.63%
Expenses, prior to Waivers	0.57	%(d)	0.58%	0.58%	0.59%	0.62%	0.64%
Net investment income, after Waivers	0.44	%(d)	0.63%	0.43%	1.08%	0.89%	0.73%
Portfolio turnover rate(e)	55%		143%	123%	47%	64%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$31.43		$29.51	$25.21	$20.73	$20.35	$18.05
Net investment income(a)	0.35		0.64	0.55	0.52	0.46	0.40
Net realized and unrealized gain (loss) on investments	(1.60)		1.88	4.30	4.48	0.38	2.33
Total from investment operations	(1.25)		2.52	4.85	5.00	0.84	2.73
Distributions to shareholders from:
Net investment income	(0.38)		(0.60)	(0.55)	(0.52)	(0.46)	(0.43)
Net asset value at end of period	$29.80		$31.43	$29.51	$25.21	$20.73	$20.35
Market price at end of period(b)	$29.86		$31.42	$29.49	$25.22	$20.71	$20.36
Net Asset Value Total Return(c)	(3.98)%		8.56%	19.48%	24.55%	4.34%	15.50%
Market Price Total Return(c)	(3.76)%		8.60%	19.35%	24.72%	4.20%	15.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$975,838		$1,087,343	$801,088	$574,825	$419,740	$422,319
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(d)	0.57%	0.57%	0.59%	0.59%	0.61%
Expenses, prior to Waivers	0.57	%(d)	0.57%	0.57%	0.59%	0.59%	0.61%
Net investment income, after Waivers	2.29	%(d)	2.10%	2.04%	2.36%	2.39%	2.22%
Portfolio turnover rate(e)	49%		82%	103%	58%	41%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights (continued)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$35.89		$32.85		$27.80	$24.21	$25.32	$21.07
Net investment income(a)	0.15		0.41		0.33	0.46	0.22	0.09
Net realized and unrealized gain (loss) on investments	(2.61)		3.03		5.12	3.60	(1.18)	4.25
Total from investment operations	(2.46)		3.44		5.45	4.06	(0.96)	4.34
Distributions to shareholders from:
Net investment income	(0.20)		(0.40)		(0.40)	(0.47)	(0.15)	(0.09)
Net asset value at end of period	$33.23		$35.89		$32.85	$27.80	$24.21	$25.32
Market price at end of period(b)	$33.21		$35.90		$32.84	$27.76	$24.18	$25.33
Net Asset Value Total Return(c)	(6.89)%		10.53%		19.76%	17.05%	(3.70)%	20.64%
Market Price Total Return(c)	(6.97)%		10.59%		19.90%	17.03%	(3.85)%	20.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,290		$16,153		$14,784	$15,290	$15,735	$18,991
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(d)(e)	0.39	%(e)	0.39%	0.39%	0.43%	0.65%
Expenses, prior to Waivers	0.91	%(d)(e)	0.98	%(e)	0.94%	1.22%	1.25%	1.41%
Net investment income, after Waivers	0.87	%(d)	1.20%		1.06%	1.88%	0.97%	0.42%
Portfolio turnover rate(f)	115%		7%		50%	45%	97%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights (continued)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014		2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$25.22		$23.90		$19.74		$17.66		$19.03	$14.12
Net investment income (loss)(a)	0.02		0.25		0.20		0.13		0.07	(0.05)
Net realized and unrealized gain (loss) on investments	(0.68)		1.39		4.17		2.08		(1.44)	4.96
Total from investment operations	(0.66)		1.64		4.37		2.21		(1.37)	4.91
Distributions to shareholders from:
Net investment income	(0.09)		(0.32)		(0.21)		(0.13)		—	—
Net asset value at end of period	$24.47		$25.22		$23.90		$19.74		$17.66	$19.03
Market price at end of period(b)	$24.48		$25.21		$23.89		$19.72		$17.64	$19.05
Net Asset Value Total Return(c)	(2.66)%		6.92%		22.31%		12.63%		(7.20)%	34.77%
Market Price Total Return(c)	(2.58)%		6.92%		22.38%		12.65%		(7.40)%	35.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,588		$32,791		$29,872		$26,646		$30,913	$109,451
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)(e)	0.39	%(e)	0.39	%(e)	0.39	%(e)	0.48%	0.63%
Expenses, prior to Waivers	0.63	%(d)(e)	0.69	%(e)	0.70	%(e)	0.92	%(e)	0.69%	0.93%
Net investment income (loss), after Waivers	0.17	%(d)	1.02%		0.90%		0.72%		0.41%	(0.37)%
Portfolio turnover rate(f)	133%		6%		39%		39%		189%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning at the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights (continued)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$25.75		$24.67	$19.63	$16.35	$17.07	$14.64
Net investment income(a)	0.31		0.42	0.30	0.32	0.19	0.16
Net realized and unrealized gain (loss) on investments	(1.63)		1.03	5.03	3.31	(0.72)	2.45
Total from investment operations	(1.32)		1.45	5.33	3.63	(0.53)	2.61
Distributions to shareholders from:
Net investment income	(0.30)		(0.37)	(0.29)	(0.35)	(0.19)	(0.18)
Net asset value at end of period	$24.13		$25.75	$24.67	$19.63	$16.35	$17.07
Market price at end of period(b)	$24.12		$25.75	$24.68	$19.61	$16.33	$17.08
Net Asset Value Total Return(c)	(5.13)%		5.91%	27.29%	22.56%	(3.01)%	18.03%
Market Price Total Return(c)	(5.17)%		5.87%	27.47%	22.58%	(3.18)%	18.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,148		$72,093	$65,376	$48,084	$52,312	$72,540
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.43%	0.63%
Expenses, prior to Waivers	0.49	%(d)	0.55%	0.54%	0.70%	0.64%	0.80%
Net investment income, after Waivers	2.50	%(d)	1.65%	1.31%	1.87%	1.28%	1.14%
Portfolio turnover rate(e)	127%		5%	43%	31%	109%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$40.34		$36.31	$30.41	$26.60	$27.15	$23.05
Net investment income(a)	0.26		0.50	0.40	0.43	0.29	0.21
Net realized and unrealized gain (loss) on investments	(2.54)		4.03	5.90	3.80	(0.57)	4.10
Total from investment operations	(2.28)		4.53	6.30	4.23	(0.28)	4.31
Distributions to shareholders from:
Net investment income	(0.24)		(0.50)	(0.40)	(0.42)	(0.27)	(0.21)
Net asset value at end of period	$37.82		$40.34	$36.31	$30.41	$26.60	$27.15
Market price at end of period(b)	$37.85		$40.35	$36.25	$30.39	$26.62	$27.15
Net Asset Value Total Return(c)	(5.65)%		12.52%	20.85%	16.16%	(0.93)%	18.84%
Market Price Total Return(c)	(5.60)%		12.73%	20.73%	16.00%	(0.85)%	18.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,369		$34,292	$30,867	$19,768	$18,623	$23,081
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(d)	0.39%	0.39%	0.39%	0.43%	0.65%
Expenses, prior to Waivers	0.57	%(d)	0.66%	0.69%	1.00%	1.01%	1.20%
Net investment income, after Waivers	1.34	%(d)	1.31%	1.19%	1.58%	1.16%	0.88%
Portfolio turnover rate(e)	110%		5%	50%	38%	83%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$31.95		$30.02	$26.06	$22.65	$24.13	$19.11
Net investment income (loss)(a)	0.05		0.47	0.33	0.26	0.13	(0.01)
Net realized and unrealized gain (loss) on investments	(1.26)		1.92	4.01	3.38	(1.53)	5.09
Total from investment operations	(1.21)		2.39	4.34	3.64	(1.40)	5.08
Distributions to shareholders from:
Net investment income	(0.12)		(0.46)	(0.38)	(0.23)	(0.08)	—
Return of capital	—		—	—	—	—	(0.06)
Total distributions	(0.12)		(0.46)	(0.38)	(0.23)	(0.08)	(0.06)
Net asset value at end of period	$30.62		$31.95	$30.02	$26.06	$22.65	$24.13
Market price at end of period(b)	$30.65		$31.95	$29.99	$26.04	$22.63	$24.13
Net Asset Value Total Return(c)	(3.80)%		7.98%	16.80%	16.23%	(5.74)%	26.61%
Market Price Total Return(c)	(3.70)%		8.09%	16.77%	16.25%	(5.83)%	26.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$82,665		$87,870	$91,555	$82,101	$87,203	$130,290
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.43%	0.63%
Expenses, prior to Waivers	0.43	%(d)	0.46%	0.45%	0.54%	0.55%	0.69%
Net investment income (loss), after Waivers	0.32	%(d)	1.51%	1.19%	1.14%	0.61%	(0.06)%
Portfolio turnover rate(e)	133%		3%	33%	33%	75%	49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$27.55		$25.88		$20.98	$17.06	$17.07	$15.37
Net investment income(a)	0.32		0.43		0.37	0.37	0.25	0.15
Net realized and unrealized gain (loss) on investments	(1.47)		1.63		4.87	3.94	(0.03)	1.70
Total from investment operations	(1.15)		2.06		5.24	4.31	0.22	1.85
Distributions to shareholders from:
Net investment income	(0.30)		(0.39)		(0.34)	(0.39)	(0.23)	(0.15)
Net asset value at end of period	$26.10		$27.55		$25.88	$20.98	$17.06	$17.07
Market price at end of period(b)	$26.10		$27.53		$25.87	$20.98	$17.04	$17.07
Net Asset Value Total Return(c)	(4.17)%		7.98%		25.19%	25.74%	1.42%	12.16%
Market Price Total Return(c)	(4.10)%		7.94%		25.14%	25.89%	1.30%	12.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,058		$52,338		$42,709	$28,321	$32,408	$40,970
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)(e)	0.39	%(e)	0.39%	0.39%	0.43%	0.63%
Expenses, prior to Waivers	0.53	%(d)(e)	0.56	%(e)	0.62%	0.82%	0.79%	0.91%
Net investment income, after Waivers	2.38	%(d)	1.58%		1.56%	2.08%	1.57%	0.99%
Portfolio turnover rate(f)	120%		4%		33%	25%	83%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$40.24		$37.06	$30.97	$26.66	$26.42	$23.26
Net investment income(a)	0.39		0.75	0.63	0.65	0.57	0.37
Net realized and unrealized gain (loss) on investments	(0.48)		3.14	6.03	4.35	0.32	3.16
Total from investment operations	(0.09)		3.89	6.66	5.00	0.89	3.53
Distributions to shareholders from:
Net investment income	(0.41)		(0.71)	(0.57)	(0.69)	(0.65)	(0.37)
Net asset value at end of period	$39.74		$40.24	$37.06	$30.97	$26.66	$26.42
Market price at end of period(b)	$39.79		$40.21	$37.08	$30.98	$26.66	$26.42
Net Asset Value Total Return(c)	(0.21)%		10.52%	21.69%	19.10%	3.64%	15.40%
Market Price Total Return(c)	(0.01)%		10.38%	21.72%	19.15%	3.64%	15.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$37,751		$42,249	$40,770	$27,874	$25,326	$35,673
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(d)	0.39%	0.39%	0.39%	0.43%	0.65%
Expenses, prior to Waivers	0.51	%(d)	0.57%	0.60%	0.80%	0.90%	0.99%
Net investment income, after Waivers	1.95	%(d)	1.92%	1.85%	2.38%	2.32%	1.61%
Portfolio turnover rate(e)	87%		3%	38%	43%	58%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights (continued)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,			For the Period June 13, 2011(a) Through April 30, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$33.84		$29.53	$25.10	$22.20	$20.00
Net investment income(b)	0.16		0.55	0.50	0.39	0.28
Net realized and unrealized gain on investments	0.39		4.29	4.57	2.87	2.09
Total from investment operations	0.55		4.84	5.07	3.26	2.37
Distributions to shareholders from:
Net investment income	(0.20)		(0.53)	(0.62)	(0.36)	(0.17)
Net realized gains	—		—	(0.02)	—	—
Total distributions	(0.20)		(0.53)	(0.64)	(0.36)	(0.17)
Net asset value at end of period	$34.19		$33.84	$29.53	$25.10	$22.20
Market price at end of period(c)	$34.23		$33.82	$29.52	$25.08	$22.19
Net Asset Value Total Return(d)	1.64%		16.49%	20.54%	14.87%	11.99	%(e)
Market Price Total Return(d)	1.82%		16.46%	20.59%	14.83%	11.94	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$135,064		$145,502	$106,322	$82,816	$4,440
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39%	0.39%	0.39	%(f)
Expenses, prior to Waivers	0.39	%(f)	0.43%	0.45%	0.79%	7.69	%(f)
Net investment income, after Waivers	0.95	%(f)	1.73%	1.84%	1.63%	1.54	%(f)
Portfolio turnover rate(g)	104%		2%	22%	90%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the exchange) to April 30, 2012 was 13.81%. The market price total return from Fund Inception to April 30, 2012 was 13.87%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights (continued)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,			For the Period June 13, 2011(a) Through April 30, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$30.63		$29.40	$25.16	$20.37	$20.00
Net investment income(b)	0.36		0.72	0.63	0.52	0.39
Net realized and unrealized gain (loss) on investments	(1.23)		1.16	4.17	4.77	0.33
Total from investment operations	(0.87)		1.88	4.80	5.29	0.72
Distributions to shareholders from:
Net investment income	(0.38)		(0.65)	(0.54)	(0.50)	(0.35)
Net realized gains	—		—	(0.02)	—	—
Total distributions	(0.38)		(0.65)	(0.56)	(0.50)	(0.35)
Net asset value at end of period	$29.38		$30.63	$29.40	$25.16	$20.37
Market price at end of period(c)	$29.43		$30.62	$29.39	$25.16	$20.35
Net Asset Value Total Return(d)	(2.82)%		6.41%	19.27%	26.41%	3.80	%(e)
Market Price Total Return(d)	(2.62)%		6.41%	19.23%	26.53%	3.70	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,720		$41,348	$14,701	$7,549	$8,148
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39%	0.39%	0.39	%(f)
Expenses, prior to Waivers	0.55	%(f)	0.62%	1.05%	2.10%	2.87	%(f)
Net investment income, after Waivers	2.38	%(f)	2.37%	2.32%	2.43%	2.38	%(f)
Portfolio turnover rate(g)	84%		2%	23%	9%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the exchange) to April 30, 2012 was 5.17%. The market price total return from Fund Inception to April 30, 2012 was 5.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six-month period ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights (continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$16.07		$16.26	$13.57	$11.34	$12.53	$11.69
Net investment income(a)	0.10		0.21	0.20	0.20	0.10	0.04
Net realized and unrealized gain (loss) on investments	(0.60)		(0.09)	2.65	2.25	(1.16)	0.88
Total from investment operations	(0.50)		0.12	2.85	2.45	(1.06)	0.92
Distributions to shareholders from:
Net investment income	(0.11)		(0.31)	(0.16)	(0.22)	(0.13)	(0.08)
Net asset value at end of period	$15.46		$16.07	$16.26	$13.57	$11.34	$12.53
Market price at end of period(b)	$15.45		$16.05	$16.25	$13.54	$11.32	$12.52
Net Asset Value Total Return(c)	(3.12)%		0.71%	21.06%	21.95%	(8.34)%	7.97%
Market Price Total Return(c)	(3.06)%		0.64%	21.25%	21.90%	(8.42)%	7.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,970		$28,920	$61,782	$42,055	$34,019	$98,964
Ratio to average net assets of:
Expenses, after Waivers(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers(d)	0.99	%(e)	0.90%	0.79%	0.98%	0.92%	0.85%
Net investment income, after Waivers	1.24	%(e)	1.28%	1.29%	1.72%	0.92%	0.39%
Portfolio turnover rate(f)	63%		115%	123%	96%	67%	61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	“Dynamic Large Cap Growth Portfolio”
PowerShares Dynamic Large Cap Value Portfolio (PWV)	“Dynamic Large Cap Value Portfolio”
PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (formerly, PowerShares Fundamental Pure Small Core Portfolio)	“Russell 2000 Equal Weight Portfolio”
PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (formerly, PowerShares Fundamental Pure Small Growth Portfolio)	“Russell 2000 Pure Growth Portfolio”
PowerShares Russell 2000 Pure Value Portfolio (PXSV) (formerly, PowerShares Fundamental Pure Small Value Portfolio)	“Russell 2000 Pure Value Portfolio”
PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (formerly, PowerShares Fundamental Pure Mid Core Portfolio)	“Russell Midcap Equal Weight Portfolio”
PowerShares Russell Midcap Pure Growth Portfolio (PXMG) (formerly, PowerShares Fundamental Pure Mid Growth Portfolio)	“Russell Midcap Pure Growth Portfolio”
PowerShares Russell Midcap Pure Value Portfolio (PXMV) (formerly, PowerShares Fundamental Pure Mid Value Portfolio)	“Russell Midcap Pure Value Portfolio”
PowerShares Russell Top 200 Equal Weight Portfolio (EQWL) (formerly, PowerShares Fundamental Pure Large Core Portfolio)	“Russell Top 200 Equal Weight Portfolio”
PowerShares Russell Top 200 Pure Growth Portfolio (PXLG) (formerly, PowerShares Fundamental Pure Large Growth Portfolio)	“Russell Top 200 Pure Growth Portfolio”
PowerShares Russell Top 200 Pure Value Portfolio (PXLV) (formerly, PowerShares Fundamental Pure Large Value Portfolio)	“Russell Top 200 Pure Value Portfolio”
PowerShares Zacks Micro Cap Portfolio (PZI)	“Zacks Micro Cap Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
Russell 2000 Equal Weight Portfolio	Russell 2000® Equal Weight Index
Russell 2000 Pure Growth Portfolio	Russell 2000® Pure Growth Index
Russell 2000 Pure Value Portfolio	Russell 2000® Pure Value Index
Russell Midcap Equal Weight Portfolio	Russell Midcap® Equal Weight Index
Russell Midcap Pure Growth Portfolio	Russell Midcap® Pure Growth Index
Russell Midcap Pure Value Portfolio	Russell Midcap® Pure Value Index
Russell Top 200 Equal Weight Portfolio	Russell Top 200® Equal Weight Index
Russell Top 200 Pure Growth Portfolio	Russell Top 200® Pure Growth Index
Russell Top 200 Pure Value Portfolio	Russell Top 200® Pure Value Index
Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board

80

of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Russell Top 200 Pure Growth Portfolio and Russell Top 200 Pure Value Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

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Small and Medium Capitalization Company Risk. For Russell 2000 Equal Weight Portfolio, Russell 2000 Pure Growth Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Equal Weight Portfolio, Russell Midcap Pure Growth Portfolio and Russell Midcap Pure Value Portfolio, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. For Dynamic Large Cap Growth Portfolio, Russell 2000 Pure Growth Portfolio, Russell Midcap Pure Growth Portfolio and Russell Top 200 Pure Growth Portfolio, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Micro Capitalization Company Risk. Zacks Micro Cap Portfolio’s investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Value Risk. For Dynamic Large Cap Value Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Pure Value Portfolio and Russell Top 200 Pure Value Portfolio, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

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E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2015, Russell 2000 Pure Growth Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Equal Weight Portfolio, Russell Midcap Pure Growth Portfolio, Russell Midcap Pure Value Portfolio and Zacks Micro Cap Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio, Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio, Russell Top 200 Equal Weight Portfolio and Zacks Micro Cap Portfolio) has agreed to pay the Adviser an

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annual fee of 0.29% of the Fund’s average daily net assets. Each of Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio and Russell Top 200 Equal Weight Portfolio has agreed to pay the Adviser an annual fee of 0.25% (0.29% prior to May 22, 2015) of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio, Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio, Russell Top 200 Equal Weight Portfolio and Zacks Micro Cap Portfolio) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2016. The Expense Cap for each of Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio and Russell Top 200 Equal Weight Portfolio is 0.25% (0.39% prior to May 22, 2015) of the Fund’s average daily net assets per year, through at least August 31, 2016. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2016, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Offering costs excluded from each Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2016. The Expense Agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Russell Top 200 Pure Growth Portfolio.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2015, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth Portfolio	$163
Dynamic Large Cap Value Portfolio	512
Russell 2000 Equal Weight Portfolio	47,126
Russell 2000 Pure Growth Portfolio	39,566
Russell 2000 Pure Value Portfolio	34,476
Russell Midcap Equal Weight Portfolio	46,423
Russell Midcap Pure Growth Portfolio	17,770
Russell Midcap Pure Value Portfolio	34,317
Russell Top 200 Equal Weight Portfolio	47,339
Russell Top 200 Pure Growth Portfolio	116
Russell Top 200 Pure Value Portfolio	31,126
Zacks Micro Cap Portfolio	40,720

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2015 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/16	04/30/17	04/30/18	10/31/18
Russell 2000 Equal Weight Portfolio	$339,944	$114,500	$86,766	$91,595	$47,083
Russell 2000 Pure Growth Portfolio	363,710	142,898	88,188	93,101	39,523
Russell 2000 Pure Value Portfolio	377,041	145,112	88,541	108,992	34,396
Russell Midcap Equal Weight Portfolio	315,776	109,592	79,739	80,056	46,389
Russell Midcap Pure Growth Portfolio	252,367	117,856	52,601	64,245	17,665

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	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/16	04/30/17	04/30/18	10/31/18
Russell Midcap Pure Value Portfolio	$331,392	$125,577	$84,721	$86,833	$34,261
Russell Top 200 Equal Weight Portfolio	301,133	105,264	72,372	76,197	47,300
Russell Top 200 Pure Growth Portfolio	190,827	89,723	55,612	45,492	—
Russell Top 200 Pure Value Portfolio	291,619	99,141	81,582	79,809	31,087
Zacks Micro Cap Portfolio	254,235	86,324	50,214	77,042	40,655

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic Large Cap Growth Portfolio	NYSE Arca, Inc.
Dynamic Large Cap Value Portfolio	NYSE Arca, Inc.
Russell 2000 Equal Weight Portfolio	Frank Russell Company
Russell 2000 Pure Growth Portfolio	Frank Russell Company
Russell 2000 Pure Value Portfolio	Frank Russell Company
Russell Midcap Equal Weight Portfolio	Frank Russell Company
Russell Midcap Pure Growth Portfolio	Frank Russell Company
Russell Midcap Pure Value Portfolio	Frank Russell Company
Russell Top 200 Equal Weight Portfolio	Frank Russell Company
Russell Top 200 Pure Growth Portfolio	Frank Russell Company
Russell Top 200 Pure Value Portfolio	Frank Russell Company
Zacks Micro Cap Portfolio	Zacks Investment Research

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows certain Funds’ transactions in, and earnings from, investments in affiliates for the six-month period ended October 31, 2015.

Russell 2000 Equal Weight Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$4,768	$(831)	$(865)	$(35)	$3,037	$201

Russell 2000 Pure Value Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$358,451	$(22,392)	$(78,115)	$(1,436)	$256,508	$16,605

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Russell Midcap Equal Weight Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2015	Dividend Income
Invesco Ltd.	$423,478	$602,580	$(1,392,424)	$228,276	$153,448	$15,358	$2,748

Russell Midcap Pure Growth Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$347,563	$262,856	$(620,868)	$44,014	$(33,565)	$—	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Russell 2000 Equal Weight Portfolio
Equity Securities	$13,329,284	$—	$1,969	$13,331,253

Russell 2000 Pure Growth Portfolio
Equity Securities	$32,705,953	$0	$—	$32,705,953

Russell 2000 Pure Value Portfolio
Equity Securities	$69,138,008	$—	$66,629	$69,204,637

Zacks Micro Cap Portfolio
Equity Securities	$24,616,803	$—	$2,209	$24,619,012

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of April 30, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Dynamic Large Cap Growth Portfolio	$14,024,455	$68,715,641	$131,638,879	$15,986,258	$20,582,809	$18,034	$250,966,076	$10,916,066
Dynamic Large Cap Value Portfolio	2,783,761	22,558,581	56,819,182	17,964,198	38,020,548	7,209,279	145,355,549	1,378,743
Russell 2000 Equal Weight Portfolio	1,028,300	2,738,120	2,009,294	2,491,519	1,256,052	261,280	9,784,565	—
Russell 2000 Pure Growth Portfolio	6,666,558	9,888,431	10,392,627	4,547,805	4,862,993	740,586	37,099,000	13,094,039
Russell 2000 Pure Value Portfolio	8,615,687	16,547,947	9,588,502	5,376,983	336,367	—	40,465,486	3,929,009
Russell Midcap Equal Weight Portfolio	628,828	3,815,763	3,611,366	741,893	1,465,270	209,251	10,472,371	—
Russell Midcap Pure Growth Portfolio	5,112,579	54,769,394	82,364,246	12,021,724	7,035,157	2,170,217	163,473,317	8,055,857
Russell Midcap Pure Value Portfolio	5,347,255	12,697,113	18,996,863	2,751,107	2,160,122	—	41,952,460	2,384,765
Russell Top 200 Equal Weight Portfolio	87,112	2,328,337	5,621,834	1,626,267	829,103	—	10,492,653	—
Russell Top 200 Pure Growth Portfolio	—	—	—	—	24,931	944,543	969,474	—
Russell Top 200 Pure Value Portfolio	—	—	—	—	9,836	1,398	11,234	—
Zacks Micro Cap Portfolio	14,330,930	28,782,755	12,380,833	7,234,973	15,688,279	975,402	79,393,172	15,172,527

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$184,075,610	$184,997,609
Dynamic Large Cap Value Portfolio	509,255,773	508,005,334
Russell 2000 Equal Weight Portfolio	16,750,316	16,809,116
Russell 2000 Pure Growth Portfolio	42,826,425	43,337,104
Russell 2000 Pure Value Portfolio	86,626,888	86,878,146
Russell Midcap Equal Weight Portfolio	34,495,733	34,205,822
Russell Midcap Pure Growth Portfolio	113,005,214	112,803,209
Russell Midcap Pure Value Portfolio	57,538,809	56,828,303
Russell Top 200 Equal Weight Portfolio	33,695,142	34,536,171
Russell Top 200 Pure Growth Portfolio	145,727,800	146,056,058
Russell Top 200 Pure Value Portfolio	32,701,774	33,237,284
Zacks Micro Cap Portfolio	17,374,261	17,346,287

For the six-month period ended October 31, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Large Cap Growth Portfolio	$105,815,719	$67,323,426
Dynamic Large Cap Value Portfolio	116,549,515	170,660,241
Russell 2000 Equal Weight Portfolio	12,809,631	14,549,031
Russell 2000 Pure Growth Portfolio	35,046,325	35,698,119
Russell 2000 Pure Value Portfolio	65,846,700	67,737,394
Russell Midcap Equal Weight Portfolio	24,744,111	28,814,868
Russell Midcap Pure Growth Portfolio	91,131,976	92,972,194
Russell Midcap Pure Value Portfolio	33,767,476	40,960,129
Russell Top 200 Equal Weight Portfolio	28,665,376	31,511,486
Russell Top 200 Pure Growth Portfolio	142,406,450	153,648,585
Russell Top 200 Pure Value Portfolio	24,722,370	26,951,124
Zacks Micro Cap Portfolio	—	3,806,992

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Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Large Cap Growth Portfolio	$47,124,829	$(6,648,094)	$40,476,735	$335,806,168
Dynamic Large Cap Value Portfolio	79,144,522	(47,068,836)	32,075,686	941,895,857
Russell 2000 Equal Weight Portfolio	849,890	(1,814,283)	(964,393)	14,295,646
Russell 2000 Pure Growth Portfolio	2,297,364	(3,758,181)	(1,460,817)	34,166,770
Russell 2000 Pure Value Portfolio	3,980,300	(10,135,936)	(6,155,636)	75,360,273
Russell Midcap Equal Weight Portfolio	1,050,155	(3,665,426)	(2,615,271)	31,031,021
Russell Midcap Pure Growth Portfolio	6,068,388	(9,210,085)	(3,141,697)	85,840,511
Russell Midcap Pure Value Portfolio	2,537,355	(5,108,656)	(2,571,301)	47,477,997
Russell Top 200 Equal Weight Portfolio	2,420,607	(2,013,415)	407,192	37,361,606
Russell Top 200 Pure Growth Portfolio	10,742,730	(8,240,074)	2,502,656	132,578,115
Russell Top 200 Pure Value Portfolio	1,014,601	(2,562,719)	(1,548,118)	38,267,945
Zacks Micro Cap Portfolio	2,277,468	(1,411,816)	865,652	23,753,360

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

88

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

In addition to the fees and expenses which the PowerShares Russell 2000 Equal Weight Portfolio, PowerShares Russell 2000 Pure Growth Portfolio, PowerShares Russell Midcap Pure Value Portfolio and PowerShares Zacks Micro Cap Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB)
Actual	$1,000.00	$1,033.76	0.57%	$2.91
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.57	2.90
PowerShares Dynamic Large Cap Value Portfolio (PWV)
Actual	1,000.00	960.22	0.57	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.57	2.90
PowerShares Russell 2000 Equal Weight Portfolio (EQWS)
Actual	1,000.00	931.10	0.27	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.78	0.27	1.37
PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Actual	1,000.00	973.44	0.39	1.93
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

89

Fees and Expenses (continued)

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Russell 2000 Pure Value Portfolio (PXSV)
Actual	$1,000.00	$948.72	0.39%	$1.91
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98
PowerShares Russell Midcap Equal Weight Portfolio (EQWM)
Actual	1,000.00	943.50	0.27	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.78	0.27	1.37
PowerShares Russell Midcap Pure Growth Portfolio (PXMG)
Actual	1,000.00	962.05	0.39	1.92
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98
PowerShares Russell Midcap Pure Value Portfolio (PXMV)
Actual	1,000.00	958.29	0.39	1.92
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98
PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)
Actual	1,000.00	997.91	0.27	1.36
Hypothetical (5% return before expenses)	1,000.00	1,023.78	0.27	1.37
PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)
Actual	1,000.00	1,016.40	0.39	1.98
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98
PowerShares Russell Top 200 Pure Value Portfolio (PXLV)
Actual	1,000.00	971.83	0.39	1.93
Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98
PowerShares Zacks Micro Cap Portfolio (PZI)
Actual	1,000.00	968.85	0.70	3.46
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.70	3.56

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

90

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-5
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2015

2015 Semi-Annual Report to Shareholders

PPA	PowerShares Aerospace & Defense Portfolio

PZD	PowerShares CleantechTM Portfolio

PDP	PowerShares DWA Momentum Portfolio

PSP	PowerShares Global Listed Private Equity Portfolio

PGJ	PowerShares Golden Dragon China Portfolio

PBP	PowerShares S&P 500 BuyWrite Portfolio

SPHQ	PowerShares S&P 500® High Quality Portfolio

PHO	PowerShares Water Resources Portfolio

PBW	PowerShares WilderHill Clean Energy Portfolio

PUW	PowerShares WilderHill Progressive Energy Portfolio

2

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Aerospace & Defense	76.1
IT Services	8.6
Communications Equipment	5.0
Containers & Packaging	3.5
Electronic Equipment, Instruments & Components	2.3
Machinery	2.3
Software	1.5
Trading Companies & Distributors	0.4
Diversified Telecommunication Services	0.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—76.1%
31,502	AAR Corp.	$714,780
55,882	Aerojet Rocketdyne Holdings, Inc.(b)	946,641
20,879	Aerovironment, Inc.(b)	481,678
6,336	American Science & Engineering, Inc.	237,473
107,149	Boeing Co. (The)	15,865,552
23,847	Cubic Corp.	1,069,538
41,622	Curtiss-Wright Corp.	2,895,226
62,958	DigitalGlobe, Inc.(b)	939,963
9,830	Ducommun, Inc.(b)	212,721
32,651	Engility Holdings, Inc.	1,051,036
26,207	Esterline Technologies Corp.(b)	2,019,249
96,438	General Dynamics Corp.	14,328,758
59,281	HEICO Corp.	2,990,134
85,515	Hexcel Corp.	3,961,055
148,500	Honeywell International, Inc.	15,337,080
42,415	Huntington Ingalls Industries, Inc.	5,087,255
34,211	KEYW Holding Corp. (The)(b)	243,924
52,334	Kratos Defense & Security Solutions, Inc.(b)	261,147
71,253	L-3 Communications Holdings, Inc.	9,006,379
67,895	Lockheed Martin Corp.	14,925,358
33,111	Moog, Inc., Class A(b)	2,044,935
59,077	Northrop Grumman Corp.	11,091,707
52,427	Orbital ATK, Inc.	4,488,800
43,028	Precision Castparts Corp.	9,931,293
92,630	Raytheon Co.	10,874,762
108,123	Rockwell Collins, Inc.	9,376,427
8,769	Sparton Corp.(b)	206,335
47,795	TASER International, Inc.(b)	1,118,881
31,393	Teledyne Technologies, Inc.(b)	2,801,197
228,788	Textron, Inc.	9,647,990
38,975	TransDigm Group, Inc.(b)	8,568,654

Number of Shares		Value
	Common Stocks (continued)
	Aerospace & Defense (continued)
43,734	Triumph Group, Inc.	$2,037,130
160,134	United Technologies Corp.	15,758,787
9,369	Vectrus, Inc.(b)	233,007

		180,754,852

	Communications Equipment—5.0%
14,294	Comtech Telecommunications Corp.	345,343
110,054	Harris Corp.	8,708,573
42,607	ViaSat, Inc.(b)	2,810,358

		11,864,274

	Containers & Packaging—3.5%
120,832	Ball Corp.	8,276,992

	Diversified Telecommunication Services—0.3%
93,500	Intelsat SA(b)	618,970

	Electronic Equipment, Instruments & Components—2.3%
124,403	FLIR Systems, Inc.	3,317,828
30,537	Mercury Systems, Inc.(b)	524,015
17,525	OSI Systems, Inc.(b)	1,510,305
14,141	SuperCom Ltd. (Israel)(b)	111,855

		5,464,003

	IT Services—8.6%
131,571	Booz Allen Hamilton Holding Corp.	3,876,082
21,463	CACI International, Inc., Class A(b)	2,082,769
122,697	Computer Sciences Corp.	8,170,393
63,917	Leidos Holdings, Inc.	3,360,117
33,313	ManTech International Corp., Class A	962,746
40,829	Science Applications International Corp.	1,872,418

		20,324,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Aerospace & Defense Portfolio (PPA) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Machinery—2.3%
69,471	Oshkosh Corp.	$2,854,563
56,396	Woodward, Inc.	2,566,018

		5,420,581

	Software—1.5%
141,405	FireEye, Inc.(b)	3,697,741

	Trading Companies & Distributors—0.4%
24,113	Kaman Corp.	937,755

	Total Common Stocks (Cost $218,999,090)	237,359,693

	Money Market Fund—0.0%
139,795	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $139,795)	139,795

	Total Investments (Cost $219,138,885)—100.0%	237,499,488
	Other assets less liabilities—(0.0)%	(89,239)

	Net Assets—100.0%	$237,410,249

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares CleantechTM Portfolio (PZD)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Electrical Equipment	18.2
Machinery	13.6
Chemicals	9.1
Semiconductors & Semiconductor Equipment	8.4
Software	8.0
Electronic Equipment, Instruments & Components	7.6
Professional Services	7.1
Industrial Conglomerates	6.9
Auto Components	5.8
Independent Power & Renewable Electricity Producers	3.0
Life Sciences Tools & Services	2.9
Aerospace & Defense	2.6
Building Products	2.3
Commercial Services & Supplies	1.8
Communications Equipment	1.2
Construction & Engineering	0.8
Real Estate Investment Trusts	0.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—2.6%
40,897	Hexcel Corp.	$1,894,349

	Auto Components—5.8%
49,117	BorgWarner, Inc.	2,103,190
47,889	Johnson Controls, Inc.	2,163,625

		4,266,815

	Building Products—2.3%
69,044	Kingspan Group PLC (Ireland)	1,680,216

	Chemicals—9.1%
658	Gurit Holding AG (Switzerland)	369,802
40,799	Koninklijke DSM NV (Netherlands)	2,188,532
45,687	Novozymes A/S, Class B (Denmark)	2,128,297
46,002	Umicore SA (Belgium)	1,964,043

		6,650,674

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies—1.8%
38,608	CECO Environmental Corp.	$344,383
92,278	Tomra Systems ASA (Norway)	989,651

		1,334,034

	Communications Equipment—1.2%
30,169	CalAmp Corp.(b)	572,004
90,674	Telit Communications PLC (United Kingdom)(b)	348,692

		920,696

	Construction & Engineering—0.8%
30,698	Aegion Corp.(b)	592,165

	Electrical Equipment—18.2%
110,102	ABB Ltd. (Switzerland)(b)	2,084,203
21,728	EnerSys	1,325,191
122,328	Gamesa Corp. Tecnologica SA (Spain)	1,943,840
30,670	PowerSecure International, Inc.(b)	382,148
19,652	Saft Groupe SA (France)	510,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares CleantechTM Portfolio (PZD) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
33,399	Schneider Electric SE (France)	$2,032,133
44,024	Sensata Technologies Holding NV(b)	2,117,114
41,299	SGL Carbon SE (Germany)(b)(c)	762,782
37,406	Vestas Wind Systems A/S (Denmark)	2,190,217

		13,347,780

	Electronic Equipment, Instruments & Components—7.6%
10,929	Badger Meter, Inc.	662,079
25,300	Horiba Ltd. (Japan)	1,004,243
23,586	Itron, Inc.(b)	866,314
423,349	Opus Group AB (Sweden)	279,209
88,032	Pure Technologies Ltd. (Canada)	374,103
106,575	Trimble Navigation Ltd.(b)	2,424,581

		5,610,529

	Independent Power & Renewable Electricity Producers—3.0%
8,575,905	Energy Development Corp. (Philippines)	1,216,233
26,213	Ormat Technologies, Inc.(c)	988,754

		2,204,987

	Industrial Conglomerates—6.9%
30,922	Raven Industries, Inc.	563,090
12,485	Roper Technologies, Inc.	2,326,580
21,387	Siemens AG (Germany)	2,161,701

		5,051,371

	Life Sciences Tools & Services—2.9%
5,899	Eurofins Scientific SE (Luxembourg)	2,145,502

	Machinery—13.6%
123,637	Alfa Laval AB (Sweden)	2,188,523
23,488	CLARCOR, Inc.	1,171,112
54,362	Donaldson Co., Inc.	1,641,732
10,632	Kadant, Inc.	437,188
8,806	Lindsay Corp.(c)	596,871
73,866	Meyer Burger Technology AG (Switzerland)(b)(c)	530,531
28,294	Woodward, Inc.	1,287,377
58,168	Xylem, Inc.	2,117,897

		9,971,231

	Professional Services—7.1%
50,103	Intertek Group PLC (United Kingdom)	2,031,200
27,112	Mistras Group, Inc.(b)	512,959
37,012	Ricardo PLC (United Kingdom)	517,310
1,112	SGS SA (Switzerland)	2,125,293

		5,186,762

	Real Estate Investment Trusts—0.7%
27,200	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	489,872

	Semiconductors & Semiconductor Equipment—8.4%
26,707	Advanced Energy Industries, Inc.(b)	755,274
45,404	Cree, Inc.(b)	1,143,727
738,000	Lextar Electronics Corp. (Taiwan)	416,018
18,203	Power Integrations, Inc.	921,254
15,689	SMA Solar Technology AG (Germany)(b)	760,824
22,278	SolarEdge Technologies, Inc.(b)(c)	411,920

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment (continued)
66,601	SunPower Corp.(b)	$1,787,571

		6,196,588

	Software—8.0%
21,071	ANSYS, Inc.(b)	2,008,277
40,805	Autodesk, Inc.(b)	2,252,028
19,987	Fleetmatics Group PLC(b)	1,112,477
36,811	Silver Spring Networks, Inc.(b)	482,592

		5,855,374

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $60,050,683)—100.0%	73,398,945

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.3%
1,707,621	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $1,707,621)	1,707,621

	Total Investments (Cost $61,758,304)—102.3%	75,106,566
	Other assets less liabilities—(2.3)%	(1,701,735)

	Net Assets—100.0%	$73,404,831

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Momentum Portfolio (PDP)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Consumer Discretionary	32.2
Health Care	16.3
Industrials	14.3
Information Technology	12.4
Materials	8.4
Consumer Staples	7.7
Financials	7.0
Telecommunication Services	1.1
Utilities	0.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—32.2%
58,690	Advance Auto Parts, Inc.	$11,645,857
27,137	Amazon.com, Inc.(b)	16,985,048
248,534	AutoNation, Inc.(b)	15,704,863
16,749	AutoZone, Inc.(b)	13,138,083
223,593	Brinker International, Inc.	10,175,717
109,025	Carter’s, Inc.	9,908,192
44,508	Chipotle Mexican Grill, Inc.(b)	28,495,357
76,481	Cracker Barrel Old Country Store, Inc.	10,513,078
236,053	Dollar Tree, Inc.(b)	15,459,111
388,047	Domino’s Pizza, Inc.	41,392,973
164,931	Foot Locker, Inc.	11,174,075
685,646	Hanesbrands, Inc.	21,899,533
293,355	HSN, Inc.	18,144,007
262,492	Jarden Corp.(b)	11,759,642
120,816	L Brands, Inc.	11,595,920
289,761	NIKE, Inc., Class B	37,967,384
205,606	O’Reilly Automotive, Inc.(b)	56,800,714
54,939	Panera Bread Co., Class A(b)	9,744,530
200,078	Penske Automotive Group, Inc.	9,771,810
97,522	Polaris Industries, Inc.	10,955,621
40,453	Priceline Group, Inc. (The)(b)	58,828,371
451,085	Service Corp. International	12,747,662
171,780	Signet Jewelers Ltd.	25,928,473
223,817	Starbucks Corp.	14,004,230
145,086	TJX Cos., Inc. (The)	10,618,844
225,267	Tractor Supply Co.	20,812,418
314,174	Under Armour, Inc., Class A(b)	29,871,664
376,686	VF Corp.	25,433,839
390,116	Wyndham Worldwide Corp.	31,735,937
358,325	Yum! Brands, Inc.	25,408,826

		628,621,779

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—7.7%
461,919	Altria Group, Inc.	$27,932,242
144,111	Brown-Forman Corp., Class B	15,301,706
415,618	Church & Dwight Co., Inc.	35,780,554
87,405	Constellation Brands, Inc., Class A	11,782,194
178,255	Hain Celestial Group, Inc. (The)(b)	8,886,012
251,860	Hormel Foods Corp.	17,013,143
148,772	Monster Beverage Corp.(b)	20,280,599
1,593,506	Rite Aid Corp.(b)	12,556,827

		149,533,277

	Financials—7.0%
104,270	ACE Ltd.	11,838,816
166,897	AmTrust Financial Services, Inc.	11,385,713
526,204	Arch Capital Group Ltd.(b)	39,407,418
616,086	CubeSmart REIT	17,139,512
162,566	Extra Space Storage, Inc. REIT	12,881,730
13,572	Markel Corp.(b)	11,780,496
697,628	Radian Group, Inc.	10,094,677
93,734	SL Green Realty Corp. REIT	11,118,727
14,969	White Mountains Insurance Group Ltd.	11,825,510

		137,472,599

	Health Care—16.3%
173,797	Acadia Healthcare Co., Inc.(b)	10,672,874
74,306	Allergan PLC(b)	22,921,172
99,456	AmerisourceBergen Corp.	9,598,498
73,871	Becton, Dickinson and Co.	10,528,095
169,571	Cerner Corp.(b)	11,240,862
77,349	Cooper Cos., Inc. (The)	11,784,894
231,363	DexCom, Inc.(b)	19,277,165
290,431	Henry Schein, Inc.(b)	44,061,287
54,235	Illumina, Inc.(b)	7,770,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Momentum Portfolio (PDP) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
114,263	Incyte Corp.(b)	$13,429,330
370,105	Jazz Pharmaceuticals PLC(b)	50,808,014
54,464	McKesson Corp.	9,738,163
37,320	Mettler-Toledo International, Inc.(b)	11,606,147
146,609	PAREXEL International Corp.(b)	9,253,960
92,004	Regeneron Pharmaceuticals, Inc.(b)	51,282,109
385,260	West Pharmaceutical Services, Inc.	23,119,453

		317,092,814

	Industrials—14.3%
152,630	A.O. Smith Corp.	11,725,037
368,006	Alaska Air Group, Inc.	28,060,457
34,176	AMERCO	13,886,050
181,781	Danaher Corp.	16,961,985
149,243	IDEX Corp.	11,455,893
393,712	JetBlue Airways Corp.(b)	9,779,806
120,084	Lockheed Martin Corp.	26,398,066
126,187	Middleby Corp. (The)(b)	14,756,308
77,559	Northrop Grumman Corp.	14,561,702
175,629	Old Dominion Freight Line, Inc.(b)	10,878,460
1,276,957	Rollins, Inc.	34,247,987
202,059	Roper Technologies, Inc.	37,653,695
71,829	Snap-on, Inc.	11,915,713
111,301	Teledyne Technologies, Inc.(b)	9,931,388
72,291	TransDigm Group, Inc.(b)	15,893,176
96,726	WABCO Holdings, Inc.(b)	10,855,559

		278,961,282

	Information Technology—12.4%
377,013	Amphenol Corp., Class A	20,441,645
478,784	Apple, Inc.	57,214,688
146,507	Electronic Arts, Inc.(b)	10,558,759
212,519	Fiserv, Inc.(b)	20,510,209
165,716	Gartner, Inc.(b)	15,025,470
362,562	Manhattan Associates, Inc.(b)	26,412,642
405,265	MasterCard, Inc., Class A	40,117,182
278,433	MAXIMUS, Inc.	18,989,131
77,004	Tyler Technologies, Inc.(b)	13,118,401
96,039	Ultimate Software Group, Inc. (The)(b)	19,625,570

		242,013,697

	Materials—8.4%
172,369	Ashland, Inc.	18,912,327
557,138	Ball Corp.	38,163,953
111,655	Ecolab, Inc.	13,437,679
1,890,042	Graphic Packaging Holding Co.	26,762,995
101,929	International Flavors & Fragrances, Inc.	11,829,880
35,369	NewMarket Corp.	13,926,190
228,352	RPM International, Inc.	10,437,970
114,108	Sherwin-Williams Co. (The)	30,447,437

		163,918,431

	Telecommunication Services—1.1%
91,269	SBA Communications Corp., Class A(b)	10,862,837
258,790	T-Mobile US, Inc.(b)	9,805,553

		20,668,390

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—0.6%
110,027	Sempra Energy	$11,267,865

	Total Common Stocks and Other Equity Interests (Cost $1,675,919,862)	1,949,550,134

	Money Market Fund—0.1%
1,339,959	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $1,339,959)	1,339,959

	Total Investments (Cost $1,677,259,821)—100.1%	1,950,890,093
	Other assets less liabilities—(0.1)%	(1,645,347)

	Net Assets—100.0%	$1,949,244,746

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Capital Markets	51.1
Diversified Financial Services	22.7
Internet Software & Services	5.2
Industrial Conglomerates	4.9
Machinery	3.1
Health Care Providers & Services	1.1
Food Products	0.9
Money Market Funds Plus Other Assets Less Liabilities	11.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—89.0%
	Capital Markets—51.1%
3,207,427	3i Group PLC (United Kingdom)	$24,817,273
152,803	Alaris Royalty Corp. (Canada)(b)	3,249,115
194,507	Altamir (France)	2,202,337
604,977	American Capital Ltd.(c)	7,737,656
536,576	Apollo Global Management LLC, Class A	9,803,244
754,575	Apollo Investment Corp.(b)	4,029,430
824,175	Ares Capital Corp.	12,552,185
121,508	AURELIUS SE & Co. KGaA (Germany)	5,446,803
268,059	BlackRock Capital Investment Corp.	2,487,588
1,502,151	Brait SE (South Africa)(c)	17,279,472
357,353	Bure Equity AB (Sweden)	2,325,270
156,288	Capital Southwest Corp.	2,336,506
389,237	Carlyle Group LP (The)(b)	7,294,301
72,164	Deutsche Beteiligungs AG (Germany)	2,060,658
510,635	Fifth Street Finance Corp.	2,925,939
668,263	FS Investment Corp.(b)	6,522,247
95,219	Gimv NV (Belgium)	4,494,499
118,605	Goldman Sachs BDC, Inc.(b)	2,373,286
172,439	Golub Capital BDC, Inc.(b)	2,822,826
779,298	GP Investments Ltd., Class A BDR (Brazil)(c)	1,447,631
265,206	Hercules Technology Growth Capital, Inc.	2,959,699
1,072,385	Intermediate Capital Group PLC (United Kingdom)	9,374,038
2,239,869	IP Group PLC (United Kingdom)(c)	8,226,101
276,175	JAFCO Co. Ltd. (Japan)	10,653,363
157,747	Main Street Capital Corp.(b)	4,729,255
239,473	Medley Capital Corp.(b)	1,784,074
184,531	New Mountain Finance Corp.(b)	2,570,517
67,129	Partners Group Holding AG (Switzerland)	24,379,591
295,116	PennantPark Investment Corp.	2,039,252
371,793	Princess Private Equity Holding Ltd. (Guernsey)	3,240,432
997,978	Prospect Capital Corp.(b)	7,315,179

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
1,093,270	Ratos AB, Class B (Sweden)	$6,437,854
103,530	Safeguard Scientifics, Inc.(c)	1,837,658
145,996	Solar Capital Ltd.	2,527,191
165,280	TCP Capital Corp.(b)	2,404,824
257,033	TICC Capital Corp.(b)	1,642,441
164,698	TPG Specialty Lending, Inc.(b)	2,799,866
121,911	Triangle Capital Corp.(b)	2,093,212
5,996,477	Zeder Investments Ltd. (South Africa)	3,431,112

		224,653,925

	Diversified Financial Services—22.7%
82,396	Ackermans & van Haaren NV (Belgium)	12,606,097
1,298,956	Better Capital PCC Ltd. (United Kingdom)(c)	1,940,908
1,257,553	China Merchants China Direct Investments Ltd. (China)	2,138,624
185,593	Compass Diversified Holdings(b)	3,053,005
132,689	Electra Private Equity PLC (United Kingdom)	7,602,709
237,678	Eurazeo SA (France)	16,824,270
173,615	HgCapital Trust PLC (United Kingdom)	2,869,000
776,151	Leucadia National Corp.	15,530,782
378,930	Onex Corp. (Canada)	22,961,417
131,274	PICO Holdings, Inc.(c)	1,268,107
108,938	Wendel SA (France)	13,134,934

		99,929,853

	Food Products—0.9%
77,195	Schouw & Co. A/S (Denmark)	4,059,163

	Health Care Providers & Services—1.1%
210,418	Lifco AB, Class B (Sweden)	4,703,518

	Industrial Conglomerates—4.9%
11,810,399	Fosun International Ltd. (China)	21,608,941

	Internet Software & Services—5.2%
136,272	Actua Corp.(c)	1,887,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Global Listed Private Equity Portfolio (PSP) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
195,051	IAC/InterActiveCorp.	$13,070,368
254,267	Rocket Internet SE (Germany)(c)(d)	7,930,536

		22,888,271

	Machinery—3.1%
3,259,644	Melrose Industries PLC (United Kingdom)	13,401,018

	Total Common Stocks and Other Equity Interests (Cost $381,565,312)	391,244,689

	Money Market Funds—10.1%
970,000	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(e)(f)	970,000
43,344,044	Invesco Premier Portfolio—Institutional Class, 0.12%(e)	43,344,044

	Total Money Market Funds (Cost 44,314,044)	44,314,044

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $425,879,356)—99.1%	435,558,733

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.4%
28,084,848	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(e)(g) (Cost $28,084,848)	28,084,848

	Total Investments (Cost $453,964,204)—105.5%	463,643,581
	Other assets less liabilities—(5.5)%	(24,355,525)

	Net Assets—100.0%	$439,288,056

Investment Abbreviations:

BDR—Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2015 was $7,930,536, which represented 1.81% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(f)	All or a portion of the value was pledge as collateral for swap agreements. See Note 2I and Note 6.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	15.5%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Golden Dragon China Portfolio (PGJ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Information Technology	45.3
Consumer Discretionary	38.1
Health Care	5.6
Telecommunication Services	4.1
Energy	2.4
Financials	2.2
Industrials	1.9
Utilities	0.3
Materials	0.1
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—38.1%
41,751	500.com Ltd., Class A ADR (China)(b)(c)	$847,545
48,894	Bona Film Group Ltd. ADR (China)(b)(c)	601,396
49,105	China Automotive Systems, Inc. (China)(c)	294,630
34,495	China Distance Education Holdings Ltd. ADR (China)	503,627
46,125	China Lodging Group Ltd. ADR (China)(c)	1,352,385
75,142	China XD Plastics Co. Ltd. (China)(c)	316,348
172,843	Ctrip.com International Ltd. ADR (China)(c)	16,069,214
84,298	E-Commerce China Dangdang, Inc., Class A ADR (China)(b)(c)	570,697
12,163	eLong, Inc. ADR(c)	208,960
56,012	Homeinns Hotel Group ADR (China)(b)(c)	1,679,240
443,795	JD.Com, Inc., Class A ADR (China)(c)	12,257,618
100,692	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	1,006,920
71,904	Kandi Technologies Group, Inc. (China)(b)(c)	676,617
215,660	New Oriental Education & Technology Group, Inc. ADR (China)	5,932,807
159,310	Nord Anglia Education, Inc. (Hong Kong)(c)	3,122,476
60,050	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	2,914,827
67,664	TAL Education Group, Class A ADR (China)(b)(c)	2,601,681
35,061	Tarena International, Inc., Class A ADR (China)(b)(c)	329,223
25,228	Tuniu Corp., Class A ADR (China)(b)(c)	389,268
598,524	Vipshop Holdings Ltd., Class A ADR (China)(c)	12,281,712

		63,957,191

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—2.4%
16,470	China Petroleum & Chemical Corp., H-Shares ADR (China)	$1,187,157
15,601	CNOOC Ltd. ADR (China)	1,773,522
14,222	PetroChina Co. Ltd., H-Shares ADR (China)	1,118,276
26,179	Sino Clean Energy, Inc. (China)(c)	0

		4,078,955

	Financials—2.2%
43,714	China Life Insurance Co. Ltd., H-Shares ADR (China)(b)	789,475
55,308	CNinsure, Inc. ADR (China)(c)	502,750
128,283	E-House China Holdings Ltd. ADR (China)	795,354
60,565	Nam Tai Property, Inc. (China)	356,728
36,027	Noah Holdings Ltd. ADR (China)(b)(c)	1,009,476
69,342	Xinyuan Real Estate Co. Ltd. ADR (China)	248,938

		3,702,721

	Health Care—5.6%
39,367	China Biologic Products, Inc. (China)(c)	4,485,476
29,218	Concord Medical Services Holdings Ltd. ADR (China)(c)	146,967
68,435	iKang Healthcare Group, Inc., Class A ADR (China)(c)	1,058,005
134,955	Mindray Medical International Ltd., Class A ADR (China)	3,236,221
85,318	Sinovac Biotech Ltd. (China)(b)(c)	441,947

		9,368,616

	Industrials—1.9%
36,019	51job, Inc. ADR (China)(c)	1,217,802
149,153	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	331,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Golden Dragon China Portfolio (PGJ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
3,758	China Southern Airlines Co. Ltd., H-Shares ADR (China)	$158,325
58,491	China Yuchai International Ltd. (Singapore)	759,798
19,338	eHi Car Services Ltd., Class A ADR (China)(b)(c)	251,974
29,968	Zhaopin Ltd., Class A ADR (China)(c)	455,214

		3,174,233

	Information Technology—45.3%
78,251	21Vianet Group, Inc., Class A ADR (China)(c)	1,568,150
59,419	58.com, Inc., Class A ADR (China)(b)(c)	3,118,903
69,280	Autohome, Inc., Class A ADR (China)(b)(c)	2,503,779
78,000	Baidu, Inc., Class A ADR (China)(c)	14,622,660
41,759	Bitauto Holdings Ltd. ADR (China)(c)	1,332,112
85,596	Canadian Solar, Inc. (Canada)(b)(c)	1,868,561
28,116	Changyou.com Ltd., Class A ADR (China)(c)	561,195
47,103	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	939,705
61,199	China Digital TV Holding Co. Ltd. ADR (China)(c)	138,922
25,611	ChinaCache International Holdings Ltd. ADR (China)(c)	192,339
10,957	Daqo New Energy Corp. ADR (China)(c)	182,982
89,369	Hollysys Automation Technologies Ltd. (China)	1,911,603
66,128	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	563,410
34,411	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	890,901
53,818	KongZhong Corp. ADR (China)(c)	372,421
31,315	Leju Holdings Ltd. ADR (China)(b)	225,468
65,038	Momo, Inc., Class A ADR (China)(b)(c)	873,460
103,305	NetEase, Inc. ADR (China)	14,930,672
127,484	NQ Mobile, Inc., Class A ADR (China)(b)(c)	492,088
47,126	Phoenix New Media Ltd., Class A ADR (China)(c)	228,561
108,619	Qihoo 360 Technology Co. Ltd., Class A ADR (China)(b)(c)	6,201,059
126,011	ReneSola Ltd. ADR (China)(b)(c)	167,595
116,242	Renren, Inc., Class A ADR (China)(c)	420,796
89,326	SINA Corp. (China)(b)(c)	4,255,491
59,148	Sohu.com, Inc. (China)(c)	2,988,157
446,165	SouFun Holdings Ltd., Class A ADR (China)	3,154,386
130,674	Trina Solar Ltd. ADR (China)(b)(c)	1,331,568
40,898	Vimicro International Corp. ADR (China)(b)(c)	524,312
72,225	Weibo Corp., Class A ADR (China)(b)(c)	1,164,267
196,584	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	138,572
204,684	Youku Tudou, Inc., Class A ADR (China)(b)(c)	4,982,009
53,408	YY, Inc., Class A ADR (China)(b)(c)	3,041,051

		75,887,155

	Materials—0.1%
33,021	Tantech Holdings Ltd. (China)(b)(c)	102,695

	Telecommunication Services—4.1%
96,000	China Mobile Ltd. ADR (China)	5,789,760
8,990	China Telecom Corp. Ltd. ADR (China)	470,177
52,231	China Unicom (Hong Kong) Ltd. ADR (China)	641,397

		6,901,334

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—0.3%
12,333	Huaneng Power International, Inc., H-Shares ADR (China)	$541,295

	Total Common Stocks and Other Equity Interests (Cost $163,039,895)	167,714,195

	Money Market Fund—0.1%
200,584	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $200,584)	200,584

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $163,240,479)—100.1%	167,914,779

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—17.7%
29,694,630	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $29,694,630)	29,694,630

	Total Investments (Cost $192,935,109)—117.8%	197,609,409
	Other assets less liabilities—(17.8)%	(29,895,654)

	Net Assets—100.0%	$167,713,755

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	96.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Information Technology	21.5
Financials	16.7
Health Care	15.0
Consumer Discretionary	13.6
Industrials	10.5
Consumer Staples	10.0
Energy	7.3
Materials	3.0
Utilities	3.0
Telecommunication Services	2.4
Other Assets Less Liabilities	(3.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b)—103.0%
	Consumer Discretionary—13.6%
1,342	Advance Auto Parts, Inc.	$266,293
7,027	Amazon.com, Inc.(c)	4,398,199
1,435	AutoNation, Inc.(c)	90,678
566	AutoZone, Inc.(c)	443,976
3,108	Bed Bath & Beyond, Inc.(c)	185,330
5,623	Best Buy Co., Inc.	196,974
4,146	BorgWarner, Inc.	177,532
4,074	Cablevision Systems Corp., Class A	132,772
3,812	CarMax, Inc.(c)	224,946
8,481	Carnival Corp.	458,652
8,143	CBS Corp., Class B	378,812
572	Chipotle Mexican Grill, Inc.(c)	366,212
5,069	Coach, Inc.	158,153
38,748	Comcast Corp., Class A	2,426,400
6,747	Comcast Corp., Class A Special	423,104
5,981	D.R. Horton, Inc.	176,081
2,088	Darden Restaurants, Inc.	129,226
5,210	Delphi Automotive PLC (United Kingdom)	433,420
2,734	Discovery Communications, Inc., Class A(c)	80,489
4,724	Discovery Communications, Inc., Class C(c)	130,004
5,399	Dollar General Corp.	365,890
4,300	Dollar Tree, Inc.(c)	281,607
1,833	Expedia, Inc., Class A	249,838
71,404	Ford Motor Co.	1,057,493
759	Fossil Group, Inc.(c)	41,297
1,955	GameStop Corp., Class A	90,067
4,359	Gap, Inc. (The)	118,652
2,167	Garmin Ltd.	76,863
26,411	General Motors Co.	922,008
2,778	Genuine Parts Co.	252,131

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Discretionary (continued)
4,936	Goodyear Tire & Rubber Co. (The)	$162,098
4,320	H&R Block, Inc.	160,963
7,374	Hanesbrands, Inc.	235,526
3,774	Harley-Davidson, Inc.	186,624
1,305	Harman International Industries, Inc.	143,498
2,060	Hasbro, Inc.	158,270
23,528	Home Depot, Inc. (The)	2,909,002
7,520	Interpublic Group of Cos., Inc. (The)	172,434
11,984	Johnson Controls, Inc.	541,437
3,624	Kohl’s Corp.	167,139
4,708	L Brands, Inc.	451,874
2,508	Leggett & Platt, Inc.	112,935
3,187	Lennar Corp., Class A	159,573
16,953	Lowe’s Cos., Inc.	1,251,640
6,064	Macy’s, Inc.	309,143
3,654	Marriott International, Inc., Class A	280,554
6,205	Mattel, Inc.	152,519
17,256	McDonald’s Corp.	1,936,986
3,544	Michael Kors Holdings Ltd.(c)	136,940
1,165	Mohawk Industries, Inc.(c)	227,757
7,805	Netflix, Inc.(c)	845,906
4,906	Newell Rubbermaid, Inc.	208,162
6,981	News Corp., Class A	107,507
1,971	News Corp., Class B	30,511
12,420	NIKE, Inc., Class B	1,627,393
2,552	Nordstrom, Inc.	166,416
4,451	Omnicom Group, Inc.	333,469
1,822	O’Reilly Automotive, Inc.(c)	503,346
930	Priceline Group, Inc. (The)(c)	1,352,443
5,877	PulteGroup, Inc.	107,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Discretionary (continued)
1,513	PVH Corp.	$137,607
1,095	Ralph Lauren Corp., Class A	121,293
7,582	Ross Stores, Inc.	383,498
3,144	Royal Caribbean Cruises Ltd.	309,212
1,726	Scripps Networks Interactive, Inc., Class A	103,698
1,459	Signet Jewelers Ltd.	220,221
11,791	Staples, Inc.	153,165
27,194	Starbucks Corp.	1,701,529
3,122	Starwood Hotels & Resorts Worldwide, Inc.	249,354
11,514	Target Corp.	888,650
4,150	TEGNA, Inc.	112,216
2,056	Tiffany & Co.	169,497
5,185	Time Warner Cable, Inc.	982,039
14,943	Time Warner, Inc.	1,125,806
12,356	TJX Cos., Inc. (The)	904,336
2,489	Tractor Supply Co.	229,959
2,069	TripAdvisor, Inc., Class A(c)	173,341
22,370	Twenty-First Century Fox, Inc., Class A	686,535
7,901	Twenty-First Century Fox, Inc., Class B	243,983
3,297	Under Armour, Inc., Class A(c)	313,479
1,739	Urban Outfitters, Inc.(c)	49,735
6,240	VF Corp.	421,325
6,367	Viacom, Inc., Class B	313,957
28,452	Walt Disney Co. (The)	3,236,130
1,437	Whirlpool Corp.	230,121
2,165	Wyndham Worldwide Corp.	176,123
1,488	Wynn Resorts Ltd.	104,086
7,901	Yum! Brands, Inc.	560,260

		44,174,044

	Consumer Staples—10.0%
35,925	Altria Group, Inc.	2,172,385
11,157	Archer-Daniels-Midland Co.	509,429
1,945	Brown-Forman Corp., Class B	206,520
3,300	Campbell Soup Co.	167,607
2,356	Clorox Co. (The)	287,291
71,734	Coca-Cola Co. (The)	3,037,935
3,861	Coca-Cola Enterprises, Inc.	198,224
16,493	Colgate-Palmolive Co.	1,094,311
7,910	ConAgra Foods, Inc.	320,750
3,151	Constellation Brands, Inc., Class A	424,755
8,053	Costco Wholesale Corp.	1,273,340
20,420	CVS Health Corp.	2,017,088
3,498	Dr Pepper Snapple Group, Inc.	312,616
4,138	Estee Lauder Cos., Inc. (The), Class A	332,943
10,970	General Mills, Inc.	637,467
2,676	Hershey Co. (The)	237,334
2,468	Hormel Foods Corp.	166,713
2,193	JM Smucker Co. (The)	257,436
4,665	Kellogg Co.	328,976
2,202	Keurig Green Mountain, Inc.	111,751
6,674	Kimberly-Clark Corp.	798,945
10,888	Kraft Heinz Co. (The)	848,937
17,798	Kroger Co. (The)	672,764
2,126	McCormick & Co., Inc.	178,541
3,715	Mead Johnson Nutrition Co.	304,630
2,896	Molson Coors Brewing Co., Class B	255,138

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Staples (continued)
29,523	Mondelez International, Inc., Class A	$1,362,782
2,787	Monster Beverage Corp.(c)	379,924
26,915	PepsiCo, Inc.	2,750,444
28,385	Philip Morris International, Inc.	2,509,234
49,701	Procter & Gamble Co. (The)	3,796,162
15,187	Reynolds American, Inc.	733,836
10,137	Sysco Corp.	418,151
5,577	Tyson Foods, Inc., Class A	247,396
16,011	Walgreens Boots Alliance, Inc.	1,355,811
28,915	Wal-Mart Stores, Inc.	1,655,095
6,557	Whole Foods Market, Inc.	196,448

		32,559,109

	Energy—7.3%
9,308	Anadarko Petroleum Corp.	622,519
6,925	Apache Corp.	326,375
7,987	Baker Hughes, Inc.	420,755
7,582	Cabot Oil & Gas Corp.	164,605
3,509	Cameron International Corp.(c)	238,647
9,468	Chesapeake Energy Corp.	67,507
34,479	Chevron Corp.	3,133,452
1,731	Cimarex Energy Co.	204,362
5,816	Columbia Pipeline Group, Inc.	120,798
22,601	ConocoPhillips	1,205,763
4,196	CONSOL Energy, Inc.	27,945
7,079	Devon Energy Corp.	296,822
1,181	Diamond Offshore Drilling, Inc.	23,478
4,317	Ensco PLC, Class A	71,792
10,062	EOG Resources, Inc.	863,823
2,793	EQT Corp.	184,534
76,396	Exxon Mobil Corp.	6,321,005
4,203	FMC Technologies, Inc.(c)	142,188
15,661	Halliburton Co.	601,069
1,975	Helmerich & Payne, Inc.	111,133
4,418	Hess Corp.	248,336
32,933	Kinder Morgan, Inc.	900,718
12,408	Marathon Oil Corp.	228,059
9,824	Marathon Petroleum Corp.	508,883
2,975	Murphy Oil Corp.	84,579
7,033	National Oilwell Varco, Inc.	264,722
2,985	Newfield Exploration Co.(c)	119,967
7,789	Noble Energy, Inc.	279,158
13,997	Occidental Petroleum Corp.	1,043,336
3,833	ONEOK, Inc.	130,015
8,773	Phillips 66	781,236
2,736	Pioneer Natural Resources Co.	375,215
3,104	Range Resources Corp.	94,486
23,186	Schlumberger Ltd.	1,812,218
7,039	Southwestern Energy Co.(c)	77,711
12,301	Spectra Energy Corp.	351,440
2,256	Tesoro Corp.	241,234
6,261	Transocean Ltd.	99,112
9,108	Valero Energy Corp.	600,399
12,501	Williams Cos., Inc. (The)	493,039

		23,882,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Financials—16.7%
5,933	ACE Ltd.	$673,633
995	Affiliated Managers Group, Inc.(c)	179,359
7,892	Aflac, Inc.	503,115
7,336	Allstate Corp. (The)	453,952
15,594	American Express Co.	1,142,416
23,708	American International Group, Inc.	1,495,026
7,755	American Tower Corp. REIT	792,794
3,266	Ameriprise Financial, Inc.	376,766
5,132	Aon PLC	478,867
2,864	Apartment Investment & Management Co., Class A REIT	112,240
1,224	Assurant, Inc.	99,793
2,435	AvalonBay Communities, Inc. REIT	425,711
191,813	Bank of America Corp.	3,218,622
20,274	Bank of New York Mellon Corp. (The)	844,412
14,284	BB&T Corp.	530,651
34,326	Berkshire Hathaway, Inc., Class B(c)	4,669,022
2,348	BlackRock, Inc.	826,426
2,814	Boston Properties, Inc. REIT	354,142
9,938	Capital One Financial Corp.	784,108
5,311	CBRE Group, Inc., Class A(c)	197,994
21,936	Charles Schwab Corp. (The)	669,487
4,159	Chubb Corp. (The)	537,967
2,705	Cincinnati Financial Corp.	162,922
55,149	Citigroup, Inc.	2,932,272
6,189	CME Group, Inc., Class A	584,675
3,260	Comerica, Inc.	141,484
6,116	Crown Castle International Corp. REIT	522,673
7,975	Discover Financial Services	448,354
5,316	E*TRADE Financial Corp.(c)	151,559
1,044	Equinix, Inc. REIT	309,734
6,671	Equity Residential REIT	515,802
1,205	Essex Property Trust, Inc. REIT	265,630
14,718	Fifth Third Bancorp	280,378
7,085	Franklin Resources, Inc.	288,785
10,710	General Growth Properties, Inc. REIT	310,054
9,103	Genworth Financial, Inc., Class A(c)	42,602
7,376	Goldman Sachs Group, Inc. (The)	1,383,000
7,601	Hartford Financial Services Group, Inc. (The)	351,622
8,475	HCP, Inc. REIT	315,270
13,763	Host Hotels & Resorts, Inc. REIT	238,513
14,714	Huntington Bancshares, Inc.	161,413
2,024	Intercontinental Exchange, Inc.	510,858
7,843	Invesco Ltd.(d)	260,152
3,516	Iron Mountain, Inc. REIT	107,730
67,759	JPMorgan Chase & Co.	4,353,516
15,407	KeyCorp	191,355
7,570	Kimco Realty Corp. REIT	202,649
2,008	Legg Mason, Inc.	89,858
6,175	Leucadia National Corp.	123,562
4,598	Lincoln National Corp.	246,039
5,256	Loews Corp.	191,634
2,929	M&T Bank Corp.	351,041
2,466	Macerich Co. (The) REIT	208,969
9,710	Marsh & McLennan Cos., Inc.	541,235
4,993	McGraw Hill Financial, Inc.	462,551

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Financials (continued)
20,464	MetLife, Inc.	$1,030,976
3,193	Moody’s Corp.	307,039
27,917	Morgan Stanley	920,423
2,167	Nasdaq, Inc.	125,448
6,853	Navient Corp.	90,391
4,010	Northern Trust Corp.	282,264
5,674	People’s United Financial, Inc.	90,500
3,202	Plum Creek Timber Co., Inc. REIT	130,449
9,411	PNC Financial Services Group, Inc. (The)	849,437
5,022	Principal Financial Group, Inc.	251,903
10,736	Progressive Corp. (The)	355,684
9,603	Prologis, Inc. REIT	410,336
8,264	Prudential Financial, Inc.	681,780
2,695	Public Storage REIT	618,395
4,573	Realty Income Corp. REIT	226,181
24,276	Regions Financial Corp.	226,981
5,670	Simon Property Group, Inc. REIT	1,142,278
1,825	SL Green Realty Corp. REIT	216,481
7,478	State Street Corp.	515,982
9,491	SunTrust Banks, Inc.	394,066
4,695	T. Rowe Price Group, Inc.	355,036
2,131	Torchmark Corp.	123,619
5,703	Travelers Cos., Inc. (The)	643,812
30,330	U.S. Bancorp	1,279,319
4,518	Unum Group	156,549
6,092	Ventas, Inc. REIT	327,262
3,247	Vornado Realty Trust REIT	326,486
85,592	Wells Fargo & Co.	4,633,951
6,447	Welltower, Inc. REIT	418,217
9,421	Weyerhaeuser Co. REIT	276,318
5,539	XL Group PLC	210,925
3,741	Zions Bancorporation	107,629

		54,340,511

	Health Care—15.0%
27,309	Abbott Laboratories	1,223,443
30,329	AbbVie, Inc.	1,806,092
6,387	Aetna, Inc.	733,100
6,072	Agilent Technologies, Inc.	229,279
4,144	Alexion Pharmaceuticals, Inc.(c)	729,344
7,212	Allergan PLC(c)	2,224,686
3,763	AmerisourceBergen Corp.	363,167
13,893	Amgen, Inc.	2,197,595
4,793	Anthem, Inc.	666,946
9,923	Baxalta, Inc.	341,947
9,995	Baxter International, Inc.	373,713
3,852	Becton, Dickinson and Co.	548,987
4,082	Biogen, Inc.(c)	1,185,862
24,625	Boston Scientific Corp.(c)	450,145
30,553	Bristol-Myers Squibb Co.	2,014,970
1,359	C.R. Bard, Inc.	253,250
5,998	Cardinal Health, Inc.	493,036
14,484	Celgene Corp.(c)	1,777,332
5,627	Cerner Corp.(c)	373,014
4,719	Cigna Corp.	632,535
3,120	DaVita HealthCare Partners, Inc.(c)	241,831
2,562	DENTSPLY International, Inc.	155,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Health Care (continued)
1,971	Edwards Lifesciences Corp.(c)	$309,743
17,874	Eli Lilly & Co.	1,457,982
3,817	Endo International PLC(c)	228,982
12,381	Express Scripts Holding Co.(c)	1,069,471
26,890	Gilead Sciences, Inc.	2,907,616
5,858	HCA Holdings, Inc.(c)	402,972
1,529	Henry Schein, Inc.(c)	231,965
2,713	Humana, Inc.	484,623
679	Intuitive Surgical, Inc.(c)	337,191
50,738	Johnson & Johnson	5,126,060
1,844	Laboratory Corp. of America Holdings(c)	226,333
2,150	Mallinckrodt PLC(c)	141,190
4,258	McKesson Corp.	761,330
25,911	Medtronic PLC	1,915,341
51,609	Merck & Co., Inc.	2,820,948
7,565	Mylan NV(c)	333,541
1,592	Patterson Cos., Inc.	75,461
2,077	PerkinElmer, Inc.	107,256
2,680	Perrigo Co. PLC	422,743
113,004	Pfizer, Inc.	3,821,795
2,631	Quest Diagnostics, Inc.	178,776
1,417	Regeneron Pharmaceuticals, Inc.(c)	789,822
5,163	St. Jude Medical, Inc.	329,451
5,796	Stryker Corp.	554,213
1,823	Tenet Healthcare Corp.(c)	57,187
7,301	Thermo Fisher Scientific, Inc.	954,825
17,472	UnitedHealth Group, Inc.	2,057,852
1,682	Universal Health Services, Inc., Class B	205,355
1,809	Varian Medical Systems, Inc.(c)	142,061
4,483	Vertex Pharmaceuticals, Inc.(c)	559,209
1,508	Waters Corp.(c)	192,722
3,130	Zimmer Biomet Holdings, Inc.	327,304
8,410	Zoetis, Inc.	361,714

		48,909,206

	Industrials—10.5%
11,446	3M Co.	1,799,426
3,111	ADT Corp. (The)	102,787
1,756	Allegion PLC	114,439
12,309	American Airlines Group, Inc.	568,922
4,438	AMETEK, Inc.	243,291
11,703	Boeing Co. (The)	1,732,863
2,599	C.H. Robinson Worldwide, Inc.	180,319
11,041	Caterpillar, Inc.	805,883
1,636	Cintas Corp.	152,295
18,025	CSX Corp.	486,495
3,045	Cummins, Inc.	315,188
10,895	Danaher Corp.	1,016,612
5,712	Deere & Co.	445,536
14,573	Delta Air Lines, Inc.	740,891
2,867	Dover Corp.	184,721
662	Dun & Bradstreet Corp. (The)	75,382
8,566	Eaton Corp. PLC	478,925
12,040	Emerson Electric Co.	568,649
2,167	Equifax, Inc.	230,937
3,466	Expeditors International of Washington, Inc.	172,572
5,316	Fastenal Co.	208,175

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Industrials (continued)
4,813	FedEx Corp.	$751,069
2,444	Flowserve Corp.	113,304
2,656	Fluor Corp.	126,983
5,558	General Dynamics Corp.	825,808
184,995	General Electric Co.	5,350,055
14,323	Honeywell International, Inc.	1,479,279
6,037	Illinois Tool Works, Inc.	555,042
4,862	Ingersoll-Rand PLC	288,122
1,683	J.B. Hunt Transport Services, Inc.	128,531
2,268	Jacobs Engineering Group, Inc.(c)	91,038
2,023	Kansas City Southern	167,423
1,472	L-3 Communications Holdings, Inc.	186,061
4,893	Lockheed Martin Corp.	1,075,628
6,303	Masco Corp.	182,787
6,722	Nielsen Holdings PLC	319,362
5,522	Norfolk Southern Corp.	441,926
3,434	Northrop Grumman Corp.	644,733
6,504	PACCAR, Inc.	342,436
2,537	Parker-Hannifin Corp.	265,624
3,299	Pentair PLC (United Kingdom)	184,480
3,697	Pitney Bowes, Inc.	76,343
2,520	Precision Castparts Corp.	581,641
3,737	Quanta Services, Inc.(c)	75,151
5,562	Raytheon Co.	652,979
4,412	Republic Services, Inc.	192,981
2,463	Robert Half International, Inc.	129,702
2,457	Rockwell Automation, Inc.	268,206
2,415	Rockwell Collins, Inc.	209,429
1,845	Roper Technologies, Inc.	343,816
978	Ryder System, Inc.	70,201
1,066	Snap-on, Inc.	176,839
12,081	Southwest Airlines Co.	559,229
2,808	Stanley Black & Decker, Inc.	297,592
1,555	Stericycle, Inc.(c)	188,730
5,064	Textron, Inc.	213,549
7,723	Tyco International PLC	281,426
15,898	Union Pacific Corp.	1,420,486
6,921	United Continental Holdings, Inc.(c)	417,405
12,797	United Parcel Service, Inc., Class B	1,318,347
1,748	United Rentals, Inc.(c)	130,855
15,175	United Technologies Corp.	1,493,372
2,840	Verisk Analytics, Inc.(c)	203,372
1,113	W.W. Grainger, Inc.	233,730
7,706	Waste Management, Inc.	414,275
3,325	Xylem, Inc.	121,063

		34,214,718

	Information Technology—21.5%
11,436	Accenture PLC, Class A	1,225,939
9,217	Activision Blizzard, Inc.	320,383
9,117	Adobe Systems, Inc.(c)	808,313
3,272	Akamai Technologies, Inc.(c)	199,003
1,126	Alliance Data Systems Corp.(c)	334,771
5,311	Alphabet, Inc., Class A(c)	3,916,278
5,420	Alphabet, Inc., Class C(c)	3,852,590
5,543	Altera Corp.	291,285
5,664	Amphenol Corp., Class A	307,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Information Technology (continued)
5,747	Analog Devices, Inc.	$345,510
104,490	Apple, Inc.	12,486,555
21,998	Applied Materials, Inc.	368,907
4,144	Autodesk, Inc.(c)	228,707
8,535	Automatic Data Processing, Inc.	742,460
4,761	Avago Technologies Ltd. (Singapore)	586,222
10,242	Broadcom Corp., Class A	526,439
5,739	CA, Inc.	159,028
93,188	Cisco Systems, Inc.	2,688,474
2,944	Citrix Systems, Inc.(c)	241,702
11,168	Cognizant Technology Solutions Corp., Class A(c)	760,653
2,535	Computer Sciences Corp.	168,806
22,462	Corning, Inc.	417,793
20,535	eBay, Inc.(c)	572,927
5,712	Electronic Arts, Inc.(c)	411,664
35,266	EMC Corp.	924,675
1,302	F5 Networks, Inc.(c)	143,480
41,404	Facebook, Inc., Class A(c)	4,221,966
5,159	Fidelity National Information Services, Inc.	376,194
1,387	First Solar, Inc.(c)	79,156
4,298	Fiserv, Inc.(c)	414,800
2,570	FLIR Systems, Inc.	68,542
2,273	Harris Corp.	179,863
33,098	HP, Inc.	892,322
87,106	Intel Corp.	2,949,409
16,512	International Business Machines Corp.	2,313,001
5,081	Intuit, Inc.	495,042
6,480	Juniper Networks, Inc.	203,407
2,887	KLA-Tencor Corp.	193,775
2,899	Lam Research Corp.	222,034
4,393	Linear Technology Corp.	195,137
18,286	MasterCard, Inc., Class A	1,810,131
3,868	Microchip Technology, Inc.	186,786
19,723	Micron Technology, Inc.(c)	326,613
146,546	Microsoft Corp.	7,714,181
2,947	Motorola Solutions, Inc.	206,202
5,498	NetApp, Inc.	186,932
9,382	NVIDIA Corp.	266,167
59,586	Oracle Corp.	2,314,320
5,891	Paychex, Inc.	303,858
20,320	PayPal Holdings, Inc.(c)	731,723
2,739	Qorvo, Inc.(c)	120,324
28,789	QUALCOMM, Inc.	1,710,642
3,362	Red Hat, Inc.(c)	265,968
11,367	salesforce.com, inc.(c)	883,330
3,746	SanDisk Corp.	288,442
5,534	Seagate Technology PLC	210,624
3,495	Skyworks Solutions, Inc.	269,954
12,536	Symantec Corp.	258,242
7,372	TE Connectivity Ltd. (Switzerland)	475,052
2,594	Teradata Corp.(c)	72,917
18,806	Texas Instruments, Inc.	1,066,676
3,101	Total System Services, Inc.	162,647
1,829	VeriSign, Inc.(c)	147,417
35,754	Visa, Inc., Class A	2,773,795

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Information Technology (continued)
4,222	Western Digital Corp.	$282,114
9,371	Western Union Co. (The)	180,392
18,408	Xerox Corp.	172,851
4,739	Xilinx, Inc.	225,671
15,868	Yahoo!, Inc.(c)	565,218

		70,013,503

	Materials—3.0%
3,545	Air Products & Chemicals, Inc.	492,684
1,231	Airgas, Inc.	118,373
23,999	Alcoa, Inc.	214,311
1,675	Avery Dennison Corp.	108,825
2,531	Ball Corp.	173,373
4,270	CF Industries Holdings, Inc.	216,788
21,220	Dow Chemical Co. (The)	1,096,437
16,579	E.I. du Pont de Nemours & Co.	1,051,109
2,725	Eastman Chemical Co.	196,663
4,866	Ecolab, Inc.	585,623
2,449	FMC Corp.	99,699
20,831	Freeport-McMoRan, Inc.	245,181
1,477	International Flavors & Fragrances, Inc.	171,421
7,654	International Paper Co.	326,749
6,829	LyondellBasell Industries NV, Class A	634,482
1,227	Martin Marietta Materials, Inc.	190,369
8,572	Monsanto Co.	799,082
6,178	Mosaic Co. (The)	208,755
9,694	Newmont Mining Corp.	188,645
5,855	Nucor Corp.	247,667
2,942	Owens-Illinois, Inc.(c)	63,400
4,960	PPG Industries, Inc.	517,130
5,249	Praxair, Inc.	583,111
3,772	Sealed Air Corp.	185,281
1,452	Sherwin-Williams Co. (The)	387,437
2,189	Sigma-Aldrich Corp.	305,847
2,441	Vulcan Materials Co.	235,752
4,798	WestRock Co.	257,940

		9,902,134

	Telecommunication Services—2.4%
112,704	AT&T, Inc.	3,776,711
10,315	CenturyLink, Inc.	290,986
21,386	Frontier Communications Corp.	109,924
5,281	Level 3 Communications, Inc.(c)	269,067
74,495	Verizon Communications, Inc.	3,492,326

		7,939,014

	Utilities—3.0%
12,511	AES Corp. (The)	136,995
2,201	AGL Resources, Inc.	137,562
4,446	Ameren Corp.	194,201
8,988	American Electric Power Co., Inc.	509,170
7,884	CenterPoint Energy, Inc.	146,248
5,070	CMS Energy Corp.	182,875
5,366	Consolidated Edison, Inc.	352,815
10,890	Dominion Resources, Inc.	777,873
3,288	DTE Energy Co.	268,268
12,612	Duke Energy Corp.	901,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Utilities (continued)
5,970	Edison International	$361,304
3,289	Entergy Corp.	224,178
5,811	Eversource Energy	296,012
15,787	Exelon Corp.	440,773
7,740	FirstEnergy Corp.	241,488
8,433	NextEra Energy, Inc.	865,732
5,820	NiSource, Inc.	111,511
6,055	NRG Energy, Inc.	78,049
4,644	Pepco Holdings, Inc.	123,670
8,963	PG&E Corp.	478,624
2,031	Pinnacle West Capital Corp.	128,989
12,275	PPL Corp.	422,260
9,268	Public Service Enterprise Group, Inc.	382,676
2,619	SCANA Corp.	155,097
4,316	Sempra Energy	442,002
16,645	Southern Co. (The)	750,690
4,310	TECO Energy, Inc.	116,370
5,784	WEC Energy Group, Inc.	298,223
9,293	Xcel Energy, Inc.	331,110

		9,856,145

	Total Investments (Cost $313,587,669)—103.0%	335,790,819
	Other assets less liabilities—(3.0)%	(9,655,453)

	Net Assets—100.0%	$326,135,366

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to call options written. See Note 2H and Note 6.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P 500® High Quality Portfolio (SPHQ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Industrials	26.9
Consumer Discretionary	19.7
Consumer Staples	16.7
Health Care	8.9
Materials	8.8
Financials	6.0
Information Technology	5.9
Utilities	5.8
Energy	1.3
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.7%
36,511	Advance Auto Parts, Inc.	$7,244,878
3,137	AutoZone, Inc.(b)	2,460,694
76,264	Comcast Corp., Class A	4,775,652
34,590	Darden Restaurants, Inc.	2,140,775
252,363	Gap, Inc. (The)	6,869,321
53,906	Genuine Parts Co.	4,892,509
41,866	Harley-Davidson, Inc.	2,070,274
62,042	Hasbro, Inc.	4,766,687
38,021	Home Depot, Inc. (The)	4,700,916
31,462	Lowe’s Cos., Inc.	2,322,839
103,202	Mattel, Inc.	2,536,705
44,908	McDonald’s Corp.	5,040,923
55,382	NIKE, Inc., Class B	7,256,703
67,407	Nordstrom, Inc.	4,395,610
97,539	Omnicom Group, Inc.	7,307,622
38,274	Ralph Lauren Corp., Class A	4,239,611
141,103	Ross Stores, Inc.	7,136,990
29,243	Target Corp.	2,256,975
28,336	Tiffany & Co.	2,336,020
95,089	TJX Cos., Inc. (The)	6,959,564
64,651	VF Corp.	4,365,235
65,559	Walt Disney Co. (The)	7,456,681
98,498	Yum! Brands, Inc.	6,984,493

		110,517,677

	Consumer Staples—16.7%
40,614	Altria Group, Inc.	2,455,929
43,657	Brown-Forman Corp., Class B	4,635,500
38,298	Clorox Co. (The)	4,670,058
109,792	Coca-Cola Co. (The)	4,649,691
104,302	Colgate-Palmolive Co.	6,920,438
29,968	Costco Wholesale Corp.	4,738,540
67,835	CVS Health Corp.	6,700,741

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
54,628	Estee Lauder Cos., Inc. (The), Class A	$4,395,369
81,493	General Mills, Inc.	4,735,558
47,782	Hershey Co. (The)	4,237,786
105,776	Hormel Foods Corp.	7,145,169
39,069	JM Smucker Co. (The)	4,586,310
66,436	Kellogg Co.	4,685,067
40,224	Kimberly-Clark Corp.	4,815,215
83,356	McCormick & Co., Inc.	7,000,237
46,388	PepsiCo, Inc.	4,740,390
61,937	Procter & Gamble Co. (The)	4,730,748
27,014	Walgreens Boots Alliance, Inc.	2,287,545
103,756	Wal-Mart Stores, Inc.	5,938,993

		94,069,284

	Energy—1.3%
25,757	Chevron Corp.	2,340,796
58,199	Exxon Mobil Corp.	4,815,385

		7,156,181

	Financials—6.0%
37,961	Aflac, Inc.	2,420,014
20,757	Ameriprise Financial, Inc.	2,394,528
14,498	BlackRock, Inc.	5,102,861
36,855	Chubb Corp. (The)	4,767,194
90,634	Kimco Realty Corp. REIT	2,426,272
23,333	Moody’s Corp.	2,243,701
32,256	T. Rowe Price Group, Inc.	2,439,199
79,674	Torchmark Corp.	4,621,889
22,412	Travelers Cos., Inc. (The)	2,530,091
44,235	Wells Fargo & Co.	2,394,883
33,297	Welltower, Inc. REIT	2,159,976

		33,500,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500® High Quality Portfolio (SPHQ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—8.9%
55,067	Abbott Laboratories	$2,467,002
24,848	AmerisourceBergen Corp.	2,398,081
138,902	Baxter International, Inc.	5,193,546
33,490	Becton, Dickinson and Co.	4,772,995
12,358	C.R. Bard, Inc.	2,302,913
16,912	Cigna Corp.	2,266,884
31,532	DaVita HealthCare Partners, Inc.(b)	2,444,045
81,648	DENTSPLY International, Inc.	4,968,281
16,279	Henry Schein, Inc.(b)	2,469,687
72,554	Johnson & Johnson	7,330,131
12,139	McKesson Corp.	2,170,453
23,594	Stryker Corp.	2,256,058
58,019	UnitedHealth Group, Inc.	6,833,478
17,944	Universal Health Services, Inc., Class B	2,190,783

		50,064,337

	Industrials—26.9%
46,159	3M Co.	7,256,656
82,354	AMETEK, Inc.	4,514,646
16,505	Boeing Co. (The)	2,443,895
96,495	C.H. Robinson Worldwide, Inc.	6,694,823
64,703	Caterpillar, Inc.	4,722,672
25,689	Cintas Corp.	2,391,389
158,628	CSX Corp.	4,281,370
20,388	Cummins, Inc.	2,110,362
52,126	Danaher Corp.	4,863,877
57,753	Deere & Co.	4,504,734
75,006	Dover Corp.	4,832,637
20,269	Dun & Bradstreet Corp. (The)	2,308,031
146,763	Emerson Electric Co.	6,931,616
92,329	Expeditors International of Washington, Inc.	4,597,061
118,352	Fastenal Co.	4,634,664
48,646	Fluor Corp.	2,325,765
32,318	General Dynamics Corp.	4,801,808
82,173	General Electric Co.	2,376,443
45,602	Honeywell International, Inc.	4,709,775
26,315	Illinois Tool Works, Inc.	2,419,401
30,307	J.B. Hunt Transport Services, Inc.	2,314,546
40,587	L-3 Communications Holdings, Inc.	5,130,197
32,460	Lockheed Martin Corp.	7,135,682
55,641	Norfolk Southern Corp.	4,452,949
26,264	Northrop Grumman Corp.	4,931,066
43,581	Parker-Hannifin Corp.	4,562,931
62,084	Raytheon Co.	7,288,662
26,627	Rockwell Collins, Inc.	2,309,093
26,553	Roper Technologies, Inc.	4,948,152
28,490	Snap-on, Inc.	4,726,206
71,314	Union Pacific Corp.	6,371,906
72,554	United Technologies Corp.	7,140,039
30,192	W.W. Grainger, Inc.	6,340,320

		151,373,374

	Information Technology—5.9%
3,584	Alphabet, Inc., Class C(b)	2,547,543
44,424	Amphenol Corp., Class A	2,408,669
54,123	Automatic Data Processing, Inc.	4,708,160
45,414	International Business Machines Corp.	6,361,593

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
55,977	Linear Technology Corp.	$2,486,498
48,963	Microsoft Corp.	2,577,412
60,538	Oracle Corp.	2,351,296
92,158	Paychex, Inc.	4,753,510
39,917	QUALCOMM, Inc.	2,371,868
51,380	Xilinx, Inc.	2,446,716

		33,013,265

	Materials—8.8%
16,476	Air Products & Chemicals, Inc.	2,289,834
49,393	Airgas, Inc.	4,749,631
69,322	Ball Corp.	4,748,557
41,064	E.I. du Pont de Nemours & Co.	2,603,458
57,424	Ecolab, Inc.	6,910,978
21,061	International Flavors & Fragrances, Inc.	2,444,340
51,426	Monsanto Co.	4,793,932
63,693	Praxair, Inc.	7,075,655
19,001	Sherwin-Williams Co. (The)	5,070,037
49,547	Sigma-Aldrich Corp.	6,922,707
40,058	WestRock Co.	2,153,518

		49,762,647

	Utilities—5.8%
74,824	AGL Resources, Inc.	4,676,500
40,660	American Electric Power Co., Inc.	2,303,389
28,439	DTE Energy Co.	2,320,338
34,139	Entergy Corp.	2,326,914
45,560	Eversource Energy	2,320,827
45,650	NextEra Energy, Inc.	4,686,429
82,842	SCANA Corp.	4,905,903
51,304	Southern Co. (The)	2,313,811
88,111	WEC Energy Group, Inc.	4,543,003
65,426	Xcel Energy, Inc.	2,331,128

		32,728,242

	Total Investments (Cost $510,434,673)—100.0%	562,185,615
	Other assets less liabilities—0.0%	102,056

	Net Assets—100.0%	$562,287,671

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Water Resources Portfolio (PHO)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Machinery	28.4
Water Utilities	13.6
Independent Power & Renewable Electricity Producers	10.2
Chemicals	10.0
Industrial Conglomerates	8.9
Trading Companies & Distributors	7.0
Electronic Equipment, Instruments & Components	6.3
Life Sciences Tools & Services	4.1
Electrical Equipment	3.3
Commercial Services & Supplies	3.0
Building Products	3.0
Construction & Engineering	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Building Products—3.0%
667,955	Advanced Drainage Systems, Inc.	$20,987,146

	Chemicals—10.0%
616,749	Calgon Carbon Corp.	10,608,083
498,260	Ecolab, Inc.	59,965,591

		70,573,674

	Commercial Services & Supplies—3.0%
790,733	Tetra Tech, Inc.	21,270,718

	Construction & Engineering—2.2%
464,131	Aegion Corp.(b)	8,953,087
698,754	Layne Christensen Co.(b)	4,430,100
178,097	Northwest Pipe Co.(b)	2,352,662

		15,735,849

	Electrical Equipment—3.3%
715,334	Franklin Electric Co., Inc.	23,577,409

	Electronic Equipment, Instruments & Components—6.3%
185,690	Badger Meter, Inc.	11,249,100
896,711	Itron, Inc.(b)	32,936,195

		44,185,295

	Independent Power & Renewable Electricity Producers—10.2%
1,199,368	Pattern Energy Group, Inc.	28,053,218
2,416,866	TerraForm Power, Inc., Class A(b)	44,107,804

		72,161,022

Number of Shares		Value
	Common Stocks (continued)
	Industrial Conglomerates—8.9%
335,487	Roper Technologies, Inc.	$62,518,002

	Life Sciences Tools & Services—4.1%
224,015	Waters Corp.(b)	28,629,117

	Machinery—28.4%
461,961	Energy Recovery, Inc.(b)	3,312,260
88,291	Gorman-Rupp Co. (The)	2,524,240
242,542	Lindsay Corp.	16,439,497
2,057,673	Mueller Water Products, Inc., Class A	18,107,522
983,543	Pentair PLC (United Kingdom)	54,999,725
380,814	Toro Co. (The)	28,663,870
255,807	Valmont Industries, Inc.	27,739,711
329,251	Watts Water Technologies, Inc., Class A	17,924,424
837,894	Xylem, Inc.	30,507,720

		200,218,969

	Trading Companies & Distributors—7.0%
1,647,876	HD Supply Holdings, Inc.(b)	49,090,226

	Water Utilities—13.6%
393,325	American States Water Co.	16,027,994
523,486	American Water Works Co., Inc.	30,027,157
1,072,150	Aqua America, Inc.	30,663,490
297,109	Cadiz, Inc.(b)	1,016,113
466,797	California Water Service Group	10,437,581
60,298	Connecticut Water Service, Inc.	2,219,569
362,222	Consolidated Water Co. Ltd. (Cayman Islands)	4,009,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Water Resources Portfolio (PHO) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Water Utilities (continued)
65,680	Middlesex Water Co.	$1,692,574

		96,094,275

	Total Common Stocks (Cost $610,924,460)	705,041,702

	Money Market Fund—0.1%
605,475	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $605,475)	605,475

	Total Investments (Cost $611,529,935)—100.1%	705,647,177
	Other assets less liabilities—(0.1)%	(590,702)

	Net Assets—100.0%	$705,056,475

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Semiconductors & Semiconductor Equipment	33.3
Electrical Equipment	15.7
Independent Power & Renewable Electricity Producers	14.1
Oil, Gas & Consumable Fuels	6.3
Electronic Equipment, Instruments & Components	5.7
Software	4.7
Construction & Engineering	4.6
Auto Components	3.0
Aerospace & Defense	2.9
Internet Software & Services	2.8
Electric Utilities	2.6
Chemicals	2.1
Automobiles	2.1
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Aerospace & Defense—2.9%
69,093	Hexcel Corp.	$3,200,388

	Auto Components—3.0%
66,142	Gentherm, Inc.(b)	3,251,541

	Automobiles—2.1%
11,089	Tesla Motors, Inc.(b)(c)	2,294,647

	Chemicals—2.1%
16,904	Air Products & Chemicals, Inc.	2,349,318

	Construction & Engineering—4.6%
439,032	Ameresco, Inc., Class A(b)	2,844,927
109,863	Quanta Services, Inc.(b)	2,209,345

		5,054,272

	Electric Utilities—2.6%
86,489	ITC Holdings Corp.	2,829,920

	Electrical Equipment—15.7%
451,599	Ballard Power Systems, Inc. (Canada)(b)(c)	681,914
205,927	Broadwind Energy, Inc.(b)	440,684
1,586,268	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	3,521,515
45,439	Energy Focus, Inc.(b)(c)	736,112
129,677	Enphase Energy, Inc.(b)	466,837

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
57,978	Hydrogenics Corp. (Canada)(b)(c)	$594,274
257,408	Orion Energy Systems, Inc.(b)	465,908
1,369,770	Plug Power, Inc.(b)(c)	3,301,146
236,199	PowerSecure International, Inc.(b)	2,943,040
67,967	SolarCity Corp.(b)(c)	2,015,222
261,936	Sunrun, Inc.(b)	1,940,946

		17,107,598

	Electronic Equipment, Instruments & Components—5.7%
82,636	Itron, Inc.(b)	3,035,220
96,230	Maxwell Technologies, Inc.(b)(c)	577,380
74,289	Universal Display Corp.(b)	2,548,856

		6,161,456

	Independent Power & Renewable Electricity Producers—14.1%
87,674	Ormat Technologies, Inc.	3,307,063
134,583	Pattern Energy Group, Inc.	3,147,897
380,067	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	2,979,725
370,205	TerraForm Global, Inc., Class A(b)	2,824,664
168,281	TerraForm Power, Inc., Class A(b)	3,071,128

		15,330,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares WilderHill Clean Energy Portfolio (PBW) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services—2.8%
311,983	OPOWER, Inc.(b)(c)	$3,010,636

	Oil, Gas & Consumable Fuels—6.3%
1,202,186	Amyris, Inc.(b)(c)	2,031,694
255,902	Renewable Energy Group, Inc.(b)	2,019,067
841,533	Solazyme, Inc.(b)(c)	2,760,228

		6,810,989

	Semiconductors & Semiconductor Equipment—33.3%
111,770	Advanced Energy Industries, Inc.(b)	3,160,856
107,480	Amtech Systems, Inc.(b)	553,522
180,031	Canadian Solar, Inc. (Canada)(b)	3,930,077
109,637	Cree, Inc.(b)	2,761,756
32,936	Daqo New Energy Corp. ADR (China)(b)	550,031
70,880	First Solar, Inc.(b)	4,045,122
302,633	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	5,232,524
403,828	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,440,614
528,021	ReneSola Ltd. ADR (China)(b)(c)	702,268
118,695	SolarEdge Technologies, Inc.(b)(c)	2,194,670
291,913	SunEdison, Inc.(b)	2,130,965
145,019	SunPower Corp.(b)	3,892,310
352,272	Trina Solar Ltd. ADR (China)(b)(c)	3,589,652

		36,184,367

	Software—4.7%
299,845	EnerNOC, Inc.(b)	2,350,785
209,591	Silver Spring Networks, Inc.(b)	2,747,738

		5,098,523

	Total Common Stocks and Other Equity Interests (Cost $117,745,718)	108,684,132

	Money Market Fund—0.1%
59,927	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $59,927)	59,927

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $117,805,645)—100.0%	108,744,059

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—22.9%
24,884,280	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $24,884,280)	24,884,280

	Total Investments (Cost $142,689,925)—122.9%	133,628,339
	Other assets less liabilities—(22.9)%	(24,858,307)

	Net Assets—100.0%	$108,770,032

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	10.9%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Oil, Gas & Consumable Fuels	18.2
Electrical Equipment	15.6
Machinery	12.8
Building Products	7.2
Independent Power & Renewable Electricity Producers	7.1
Construction & Engineering	6.7
Auto Components	5.7
Chemicals	4.4
Automobiles	3.8
Electronic Equipment, Instruments & Components	2.6
Electric Utilities	2.5
Industrial Conglomerates	2.5
Food & Staples Retailing	2.3
Energy Equipment & Services	2.3
Real Estate Investment Trusts	2.2
Commercial Services & Supplies	2.1
Semiconductors & Semiconductor Equipment	2.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Components—5.7%
14,041	Johnson Controls, Inc.	$634,372
13,861	Tenneco, Inc.(b)	784,394

		1,418,766

	Automobiles—3.8%
19,648	Kandi Technologies Group, Inc. (China)(b)(c)	184,888
25,534	Tata Motors Ltd. ADR (India)(b)	755,040

		939,928

	Building Products—7.2%
8,005	A.O. Smith Corp.	614,944
11,761	Apogee Enterprises, Inc.	582,523
12,640	Owens Corning	575,499

		1,772,966

	Chemicals—4.4%
29,085	LSB Industries, Inc.(b)	455,180

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Chemicals (continued)
15,933	Methanex Corp. (Canada)	$636,205

		1,091,385

	Commercial Services & Supplies—2.1%
31,059	Covanta Holding Corp.	520,549

	Construction & Engineering—6.7%
103,134	Abengoa SA, Class B ADR (Spain)(c)	486,793
13,944	Chicago Bridge & Iron Co. NV(c)	625,667
33,132	MasTec, Inc.(b)	555,624

		1,668,084

	Electric Utilities—2.5%
323,036	Cia Energetica de Minas Gerais ADR (Brazil)	629,920

	Electrical Equipment—15.6%
3,104	Acuity Brands, Inc.	678,534
10,770	Eaton Corp. PLC	602,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares WilderHill Progressive Energy Portfolio (PUW) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
12,338	Emerson Electric Co.	$582,724
11,213	EnerSys	683,881
41,919	General Cable Corp.	645,133
4,530	Power Solutions International, Inc.(b)(c)	81,721
9,217	Regal Beloit Corp.	587,953

		3,862,097

	Electronic Equipment, Instruments & Components—2.6%
35,102	Corning, Inc.	652,897

	Energy Equipment & Services—2.3%
121,474	McDermott International, Inc.(b)(c)	559,995

	Food & Staples Retailing—2.3%
16,326	Andersons, Inc. (The)	577,940

	Independent Power & Renewable Electricity Producers—7.1%
30,350	Abengoa Yield PLC (Spain)(c)	562,385
38,872	Calpine Corp.(b)	602,905
41,543	NRG Yield, Inc., Class C(c)	599,881

		1,765,171

	Industrial Conglomerates—2.5%
22,728	Koninklijke Philips NV (Netherlands)	612,292

	Machinery—12.8%
24,681	Altra Industrial Motion Corp.	653,059
28,586	Chart Industries, Inc.(b)	491,393
15,093	ESCO Technologies, Inc.	559,800
10,995	Luxfer Holdings PLC ADR (United Kingdom)	119,076
5,481	WABCO Holdings, Inc.(b)	615,133
41,822	Westport Innovations, Inc. (Canada)(b)(c)	129,648
13,274	Woodward, Inc.	603,967

		3,172,076

	Oil, Gas & Consumable Fuels—18.2%
71,679	Chesapeake Energy Corp.(c)	511,071
110,582	Clean Energy Fuels Corp.(b)(c)	624,788
188,552	Cosan Ltd., Class A (Brazil)	659,932
18,451	Golar LNG Ltd. (Bermuda)(c)	535,263
27,784	Green Plains, Inc.	569,850
15,956	Range Resources Corp.(c)	485,701
20,443	Sasol Ltd. ADR (South Africa)	657,447
41,916	Southwestern Energy Co.(b)	462,753

		4,506,805

	Real Estate Investment Trusts—2.2%
30,615	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	551,376

	Semiconductors & Semiconductor Equipment—2.0%
27,075	Veeco Instruments, Inc.(b)	487,892

	Total Common Stocks and Other Equity Interests (Cost $27,594,695)	24,790,139

Number of Shares		Value
	Money Market Fund—0.1%
15,914	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $15,914)	$15,914

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $27,610,609)—100.1%	24,806,053

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—14.5%
3,609,237	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $3,609,237)	3,609,237

	Total Investments (Cost $31,219,846)—114.6%	28,415,290
	Other assets less liabilities—(14.6)%	(3,622,990)

	Net Assets—100.0%	$24,792,300

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Assets:
Unaffiliated investments, at value(a)	$237,359,693	$73,398,945	$1,949,550,134	$391,244,689
Affiliated investments, at value	139,795	1,707,621	1,339,959	72,398,892

Total investments, at value	237,499,488	75,106,566	1,950,890,093	463,643,581
Cash	—	—	—	162,044
Foreign currencies, at value	—	—	—	267,532
Receivables:
Dividends	150,941	12,728	563,563	198,478
Foreign tax reclaims	—	88,586	—	892,176
Securities lending	—	7,534	—	40,481
Shares sold	—	—	10,701,375	—
Investments sold	—	—	—	4,621,281
Settlement proceeds	—	26,267	—	—
Other assets	429	429	1,776	839

Total Assets	237,650,858	75,242,110	1,962,156,807	469,826,412

Liabilities:
Due to custodian	—	20,997	508	—
Payables:
Expenses recaptured	7,539	—	—	—
Collateral upon return of securities loaned	—	1,707,621	—	28,084,848
Investments purchased	—	—	10,696,289	183,026
Unrealized depreciation on swap agreements	—	—	—	1,509,174
Payable for swaps	—	—	—	271,041
Shares repurchased	—	—	—	—
Open written options, at value	—	—	—	—
Accrued advisory fees	101,194	26,728	788,053	178,882
Accrued trustees’ and officer’s fees	20,715	18,775	47,002	29,767
Accrued expenses	111,161	63,158	1,380,209	281,618

Total Liabilities	240,609	1,837,279	12,912,061	30,538,356

Net Assets	$237,410,249	$73,404,831	$1,949,244,746	$439,288,056

Net Assets Consist of:
Shares of beneficial interest	$238,977,749	$144,142,791	$1,925,857,533	$552,766,189
Undistributed net investment income (loss)	35,310	(3,020)	507,737	(17,150,818)
Undistributed net realized gain (loss)	(19,963,413)	(84,076,361)	(250,750,796)	(104,425,469)
Net unrealized appreciation (depreciation)	18,360,603	13,341,421	273,630,272	8,098,154

Net Assets	$237,410,249	$73,404,831	$1,949,244,746	$439,288,056

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,650,000	2,500,000	45,600,000	39,900,000
Net asset value	$35.70	$29.36	$42.75	$11.01

Market price	$35.75	$29.33	$42.81	$10.99

Unaffiliated investments, at cost	$218,999,090	$60,050,683	$1,675,919,862	$381,565,312

Affiliated investments, at cost	$139,795	$1,707,621	$1,339,959	$72,398,892

Total investments, at cost	$219,138,885	$61,758,304	$1,677,259,821	$453,964,204

Foreign currencies, at cost	$—	$—	$—	$264,749

Premium received on written options	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$1,636,168	$—	$27,437,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$167,714,195	$335,530,667	$562,185,615	$705,041,702	$108,684,132	$24,790,139
29,895,214	260,152	—	605,475	24,944,207	3,625,151

197,609,409	335,790,819	562,185,615	705,647,177	133,628,339	28,415,290
—	—	—	—	—	239,562
—	—	—	—	—	—

11,119	382,422	553,600	346,333	26,119	26,718
—	—	—	—	32,697	18,538
37,470	—	—	—	228,671	15,939
—	—	—	—	—	—
3,397,637	155,364	—	5,699,250	—	—
—	—	—	—	—	—
429	—	742	839	839	820

201,056,064	336,328,605	562,739,957	711,693,599	133,916,665	28,716,867

—	79,097	39,834	—	—	—

—	—	—	—	—	—
29,694,630	—	—	—	24,884,280	3,609,237
264,181	361,745	—	—	—	239,562
—	—	—	—	—	—
—	—	—	—	—	—
3,038,752	—	—	5,700,032	—	—
—	9,551,100	—	—	—	—
60,280	201,297	91,830	293,403	38,794	4,423
32,908	—	23,831	86,333	44,909	15,398
251,558	—	296,791	557,356	178,650	55,947

33,342,309	10,193,239	452,286	6,637,124	25,146,633	3,924,567

$167,713,755	$326,135,366	$562,287,671	$705,056,475	$108,770,032	$24,792,300

$457,042,090	$318,997,168	$598,581,750	$1,180,086,114	$1,537,331,282	$65,468,373
(589,122)	543,222	1,241,029	575,037	(308,524)	67,368
(293,413,513)	(10,775,876)	(89,286,050)	(569,721,918)	(1,419,191,140)	(37,938,885)
4,674,300	17,370,852	51,750,942	94,117,242	(9,061,586)	(2,804,556)

$167,713,755	$326,135,366	$562,287,671	$705,056,475	$108,770,032	$24,792,300

5,450,000	15,500,000	24,000,000	30,900,000	24,450,000	1,150,000
$30.77	$21.04	$23.43	$22.82	$4.45	$21.56

$30.79	$21.07	$23.47	$22.82	$4.45	$21.58

$163,039,895	$313,304,353	$510,434,673	$610,924,460	$117,745,718	$27,594,695

$29,895,214	$283,316	$—	$605,475	$24,944,207	$3,625,151

$192,935,109	$313,587,669	$510,434,673	$611,529,935	$142,689,925	$31,219,846

$—	$—	$—	$—	$—	$—

$—	$4,718,802	$—	$—	$—	$—

$29,048,636	$—	$—	$—	$22,820,173	$3,572,949

29

Statements of Operations

For the six months ended October 31, 2015

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Investment Income:
Unaffiliated dividend income	$1,934,355	$506,075	$8,609,172	$10,102,869
Affiliated dividend income	75	14	473	17,503
Securities lending income	—	68,954	—	220,638
Foreign withholding tax	—	(12,566)	(7,110)	(350,407)

Total Income	1,934,430	562,477	8,602,535	9,990,603

Expenses:
Advisory fees	639,406	185,884	4,750,620	1,167,886
Sub-licensing fees	76,728	27,883	950,124	233,576
Recapture (Note 3)	59,650	—	—	—
Accounting & administration fees	26,934	18,586	183,032	46,255
Professional fees	14,002	13,478	23,310	18,375
Trustees’ and officer’s fees	5,784	4,201	20,004	7,433
Custodian & transfer agent fees	4,192	7,881	10,746	26,771
Other expenses	15,856	10,075	58,878	29,594

Total Expenses	842,552	267,988	5,996,714	1,529,890

Less: Waivers	(167)	(17,089)	(986)	(41,162)

Net Expenses	842,385	250,899	5,995,728	1,488,728

Net Investment Income	1,092,045	311,578	2,606,807	8,501,875

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(780,226)	102,041	(68,202,448)	(1,281,137)
In-kind redemptions	11,282,621	—	70,536,960	4,655,913
Swap agreements	—	—	—	(8,182,603)
Written options	—	—	—	—
Foreign currencies	—	(2,861)	—	(75,765)

Net realized gain (loss)	10,502,395	99,180	2,334,512	(4,883,592)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,301,834)	(2,988,447)	4,736,038	(24,694,498)
Swap agreements	—	—	—	(967,981)
Written options	—	—	—	—
Foreign currencies	—	(2,525)	—	(36,611)

Net change in unrealized appreciation (depreciation)	(11,301,834)	(2,990,972)	4,736,038	(25,699,090)

Net realized and unrealized gain (loss)	(799,439)	(2,891,792)	7,070,550	(30,582,682)

Net increase (decrease) in net assets resulting from operations	$292,606	$(2,580,214)	$9,677,357	$(22,080,807)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$895,952	$3,510,856	$5,963,323	$4,737,322	$186,354	$218,471
63	4,659	144	204	53	8
270,418	—	—	—	1,424,513	101,978
(62,012)	(265)	—	—	—	(8,113)

1,104,421	3,515,250	5,963,467	4,737,526	1,610,920	312,344

482,064	1,232,414	755,422	1,962,407	307,482	71,497
96,412	—	120,868	294,362	61,496	14,299
—	—	—	—	—	—
21,073	—	53,598	84,821	18,586	18,586
17,181	—	15,923	19,943	14,250	13,158
5,336	—	7,913	10,541	4,700	3,839
55,354	—	7,117	7,257	33,264	4,620
17,150	—	18,436	49,528	27,833	7,868

694,570	1,232,414	979,277	2,428,859	467,611	133,867

(19,820)	(317)	(224,210)	(489)	(37,256)	(33,789)

674,750	1,232,097	755,067	2,428,370	430,355	100,078

429,671	2,283,153	5,208,400	2,309,156	1,180,565	212,266

(4,017,749)	(1,537,023)	640,938	(55,986,096)	(26,805,490)	(2,396,773)
9,597,982	39,820,512	23,732,584	46,610,977	889,143	458,994
—	—	—	—	—	—
—	9,537,586	—	—	—	—
—	—	—	—	—	—

5,580,233	47,821,075	24,373,522	(9,375,119)	(25,916,347)	(1,937,779)

(26,507,405)	(38,151,729)	(18,998,372)	(70,042,203)	(6,033,430)	(5,999,337)
—	—	—	—	—	—
—	(5,682,814)	—	—	—	—
—	—	—	—	—	—

(26,507,405)	(43,834,543)	(18,998,372)	(70,042,203)	(6,033,430)	(5,999,337)

(20,927,172)	3,986,532	5,375,150	(79,417,322)	(31,949,777)	(7,937,116)

$(20,497,501)	$6,269,685	$10,583,550	$(77,108,166)	$(30,769,212)	$(7,724,850)

31

Statements of Changes in Net Assets

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares Cleantech™ Portfolio (PZD)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income	$1,092,045	$1,741,076	$311,578	$695,733
Net realized gain	10,502,395	5,418,419	99,180	4,185,001
Net change in unrealized appreciation (depreciation)	(11,301,834)	12,880,679	(2,990,972)	(7,838,210)

Net increase (decrease) in net assets resulting from operations	292,606	20,040,174	(2,580,214)	(2,957,476)

Distributions to Shareholders from:
Net investment income	(1,308,079)	(1,474,100)	(526,925)	(635,362)

Shareholder Transactions:
Proceeds from shares sold	12,228,350	163,593,010	—	4,394,744
Value of shares repurchased	(36,415,324)	(17,632,615)	—	(8,825,354)

Net increase (decrease) in net assets resulting from shares transactions	(24,186,974)	145,960,395	—	(4,430,610)

Increase (Decrease) in Net Assets	(25,202,447)	164,526,469	(3,107,139)	(8,023,448)

Net Assets:
Beginning of period	262,612,696	98,086,227	76,511,970	84,535,418

End of period	$237,410,249	$262,612,696	$73,404,831	$76,511,970

Undistributed net investment income (loss) at end of period	$35,310	$251,344	$(3,020)	$212,327

Changes in Shares Outstanding:
Shares sold	350,000	4,800,000	—	150,000
Shares repurchased	(1,050,000)	(500,000)	—	(300,000)
Shares outstanding, beginning of period	7,350,000	3,050,000	2,500,000	2,650,000

Shares outstanding, end of period	6,650,000	7,350,000	2,500,000	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares DWA Momentum Portfolio (PDP)		PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon China Portfolio (PGJ)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$2,606,807	$5,843,484	$8,501,875	$16,776,727	$429,671	$1,678,779
2,334,512	142,930,976	(4,883,592)	47,953,184	5,580,233	33,306,462
4,736,038	44,967,654	(25,699,090)	(42,186,037)	(26,507,405)	5,108,538

9,677,357	193,742,114	(22,080,807)	22,543,874	(20,497,501)	40,093,779

(3,828,825)	(4,082,216)	(17,042,438)	(27,591,991)	(777,200)	(2,129,714)

371,045,492	1,257,742,866	22,255,179	134,129,178	6,766,863	79,503,122
(299,429,532)	(836,066,053)	(20,450,305)	(236,075,900)	(48,409,042)	(145,405,126)

71,615,960	421,676,813	1,804,874	(101,946,722)	(41,642,179)	(65,902,004)

77,464,492	611,336,711	(37,318,371)	(106,994,839)	(62,916,880)	(27,937,939)

1,871,780,254	1,260,443,543	476,606,427	583,601,266	230,630,635	258,568,574

$1,949,244,746	$1,871,780,254	$439,288,056	$476,606,427	$167,713,755	$230,630,635

$507,737	$1,729,755	$(17,150,818)	$(8,610,255)	$(589,122)	$(241,593)

8,650,000	30,900,000	1,850,000	11,400,000	200,000	2,500,000
(7,150,000)	(20,900,000)	(1,850,000)	(21,000,000)	(1,600,000)	(5,000,000)
44,100,000	34,100,000	39,900,000	49,500,000	6,850,000	9,350,000

45,600,000	44,100,000	39,900,000	39,900,000	5,450,000	6,850,000

33

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500® High Quality Portfolio (SPHQ)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income	$2,283,153	$4,677,970	$5,208,400	$8,201,541
Net realized gain (loss)	47,821,075	(1,191,009)	24,373,522	43,790,455
Net change in unrealized appreciation (depreciation)	(43,834,543)	9,732,702	(18,998,372)	(389,529)

Net increase (decrease) in net assets resulting from operations	6,269,685	13,219,663	10,583,550	51,602,467

Distributions to Shareholders from:
Net investment income	(2,603,832)	(13,360,682)	(5,129,313)	(7,699,802)
Net realized gains	(5,930,000)	(3,220,888)	—	—

Total distributions to shareholders	(8,533,832)	(16,581,570)	(5,129,313)	(7,699,802)

Shareholder Transactions:
Proceeds from shares sold	41,335,445	231,535,424	99,246,718	242,538,333
Value of shares repurchased	(117,205,950)	(73,361,924)	(75,949,842)	(118,590,643)

Net increase (decrease) in net assets resulting from shares transactions	(75,870,505)	158,173,500	23,296,876	123,947,690

Increase (Decrease) in Net Assets	(78,134,652)	154,811,593	28,751,113	167,850,355

Net Assets:
Beginning of period	404,270,018	249,458,425	533,536,558	365,686,203

End of period	$326,135,366	$404,270,018	$562,287,671	$533,536,558

Undistributed net investment income (loss) at end of period	$543,222	$863,901	$1,241,029	$1,161,942

Changes in Shares Outstanding:
Shares sold	1,950,000	10,900,000	4,300,000	10,650,000
Shares repurchased	(5,500,000)	(3,550,000)	(3,250,000)	(5,200,000)
Shares outstanding, beginning of period	19,050,000	11,700,000	22,950,000	17,500,000

Shares outstanding, end of period	15,500,000	19,050,000	24,000,000	22,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$2,309,156	$5,188,745	$1,180,565	$3,905,403	$212,266	$639,539
(9,375,119)	26,094,958	(25,916,347)	(10,857,926)	(1,937,779)	643,328
(70,042,203)	(53,398,337)	(6,033,430)	(13,364,817)	(5,999,337)	(6,100,025)

(77,108,166)	(22,114,634)	(30,769,212)	(20,317,340)	(7,724,850)	(4,817,158)

(3,355,667)	(5,760,750)	(1,361,303)	(4,135,076)	(229,069)	(626,095)
—	—	—	—	—	—

(3,355,667)	(5,760,750)	(1,361,303)	(4,135,076)	(229,069)	(626,095)

67,593,171	35,679,168	2,120,588	28,214,118	—	5,044,172
(137,231,714)	(142,892,020)	(5,010,081)	(78,072,886)	(1,423,534)	(11,250,272)

(69,638,543)	(107,212,852)	(2,889,493)	(49,858,768)	(1,423,534)	(6,206,100)

(150,102,376)	(135,088,236)	(35,020,008)	(74,311,184)	(9,377,453)	(11,649,353)

855,158,851	990,247,087	143,790,040	218,101,224	34,169,753	45,819,106

$705,056,475	$855,158,851	$108,770,032	$143,790,040	$24,792,300	$34,169,753

$575,037	$1,621,548	$(308,524)	$(127,786)	$67,368	$84,171

2,900,000	1,400,000	500,000	4,300,000	—	150,000
(5,950,000)	(5,650,000)	(1,000,000)	(12,450,000)	(50,000)	(350,000)
33,950,000	38,200,000	24,950,000	33,100,000	1,200,000	1,400,000

30,900,000	33,950,000	24,450,000	24,950,000	1,150,000	1,200,000

35

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$35.73		$32.16	$23.22	$19.99	$20.57	$19.07
Net investment income(a)	0.15		0.32	0.33	0.44	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.00	)(b)	3.52	9.00	3.22	(0.60)	1.49
Total from investment operations	0.15		3.84	9.33	3.66	(0.39)	1.67
Distributions to shareholders from:
Net investment income	(0.18)		(0.27)	(0.39)	(0.43)	(0.19)	(0.17)
Net asset value at end of period	$35.70		$35.73	$32.16	$23.22	$19.99	$20.57
Market price at end of period(c)	$35.75		$35.71	$32.15	$23.20	$19.98	$20.57
Net Asset Value Total Return(d)	0.43%		11.99%	40.52%	18.69%	(1.82)%	8.91%
Market Price Total Return(d)	0.62%		11.96%	40.59%	18.65%	(1.87)%	8.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$237,410		$262,613	$98,086	$47,607	$54,967	$107,971
Ratio to average net assets of:
Expenses, after Waivers	0.66	%(e)	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses, prior to Waivers	0.66	%(e)	0.66%	0.69%	0.74%	0.76%	0.73%
Net investment income, after Waivers	0.85	%(e)	0.94%	1.13%	2.18%	1.09%	0.99%
Portfolio turnover rate(f)	6%		13%	8%	17%	25%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares CleantechTM Portfolio (PZD)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$30.60		$31.90	$25.47	$23.06	$30.10	$25.00
Net investment income(a)	0.12		0.27	0.17	0.26	0.24	0.06
Net realized and unrealized gain (loss) on investments	(1.15)		(1.33)	6.53	2.37	(7.07)	5.05
Total from investment operations	(1.03)		(1.06)	6.70	2.63	(6.83)	5.11
Distributions to shareholders from:
Net investment income	(0.21)		(0.24)	(0.27)	(0.22)	(0.21)	(0.01)
Net asset value at end of period	$29.36		$30.60	$31.90	$25.47	$23.06	$30.10
Market price at end of period(b)	$29.33		$30.54	$31.92	$25.36	$22.98	$30.08
Net Asset Value Total Return(c)	(3.38)%		(3.36)%	26.52%	11.59%	(22.65)%	20.43%
Market Price Total Return(c)	(3.29)%		(3.61)%	27.15%	11.50%	(22.87)%	21.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$73,405		$76,512	$84,535	$71,314	$100,305	$162,530
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(d)	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses, prior to Waivers	0.72	%(d)	0.72%	0.72%	0.76%	0.74%	0.74%
Net investment income, after Waivers	0.84	%(d)	0.89%	0.58%	1.16%	0.97%	0.22%
Portfolio turnover rate(e)	13%		22%	24%	22%	27%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares DWA Momentum Portfolio (PDP)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014		2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$42.44		$36.96		$31.77		$27.86		$26.52	$21.25
Net investment income(a)	0.06		0.16		0.06		0.23		0.07	0.04
Net realized and unrealized gain on investments	0.34		5.43		5.23		3.92		1.31	5.29
Total from investment operations	0.40		5.59		5.29		4.15		1.38	5.33
Distributions to shareholders from:
Net investment income	(0.09)		(0.11)		(0.10)		(0.24)		(0.04)	(0.06)
Net asset value at end of period	$42.75		$42.44		$36.96		$31.77		$27.86	$26.52
Market price at end of period(b)	$42.81		$42.43		$36.93		$31.76		$27.86	$26.54
Net Asset Value Total Return(c)	0.94%		15.13%		16.71%		15.02%		5.22%	25.11%
Market Price Total Return(c)	1.10%		15.19%		16.65%		14.98%		5.15%	25.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,949,245		$1,871,780		$1,260,444		$876,929		$571,078	$450,904
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63	%(e)	0.64	%(e)	0.67	%(e)	0.65%	0.70%
Expenses, prior to Waivers	0.63	%(d)	0.63	%(e)	0.64	%(e)	0.67	%(e)	0.65%	0.71%
Net investment income, after Waivers	0.27	%(d)	0.39%		0.17%		0.82%		0.29%	0.19%
Portfolio turnover rate(f)	40%		73%		75%		66%		96%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares Global Listed Private Equity Portfolio (PSP)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$11.95		$11.79	$11.70		$9.22	$12.17	$10.04
Net investment income(a)	0.21		0.35	0.38	(b)	0.24	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.74)		0.41	1.38		2.64	(2.58)	2.41
Total from investment operations	(0.53)		0.76	1.76		2.88	(2.32)	2.67
Distributions to shareholders from:
Net investment income	(0.41)		(0.60)	(1.67)		(0.40)	(0.56)	(0.54)
Return of capital	—		—	—		—	(0.07)	—
Total distributions	(0.41)		(0.60)	(1.67)		(0.40)	(0.63)	(0.54)
Net asset value at end of period	$11.01		$11.95	$11.79		$11.70	$9.22	$12.17
Market price at end of period(c)	$10.99		$11.93	$11.85		$11.75	$9.25	$12.25
Net Asset Value Total Return(d)	(4.63)%		6.79%	16.20%		31.87%	(19.51)%	27.93%
Market Price Total Return(d)	(4.65)%		6.09%	16.31%		32.00%	(19.80)%	28.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$439,288		$476,606	$583,601		$408,492	$296,744	$493,622
Ratio to average net assets of:
Expenses, after Waivers(e)	0.64	%(f)	0.64%	0.69%		0.70%	0.71%	0.70%
Expenses, prior to Waivers(e)	0.65	%(f)	0.66%	0.70%		0.70%	0.76%	0.73%
Net investment income, after Waivers	3.64	%(f)	3.04%	3.20	%(b)	2.47%	2.79%	2.50%
Portfolio turnover rate(g)	17%		30%	53%		53%	88%	112%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.28 and 2.39%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares Golden Dragon China Portfolio (PGJ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$33.67		$27.65	$19.65	$21.56		$28.98	$25.03
Net investment income(a)	0.07		0.21	0.21	0.34		0.48	0.21
Net realized and unrealized gain (loss) on investments	(2.85)		6.06	8.08	(1.81)		(7.43)	3.92
Total from investment operations	(2.78)		6.27	8.29	(1.47)		(6.95)	4.13
Distributions to shareholders from:
Net investment income	(0.12)		(0.25)	(0.29)	(0.44)		(0.47)	(0.18)
Net asset value at end of period	$30.77		$33.67	$27.65	$19.65		$21.56	$28.98
Market price at end of period(b)	$30.79		$33.62	$27.60	$19.59		$21.49	$28.87
Net Asset Value Total Return(c)	(8.27)%		22.79%	42.28%	(6.73	)%(d)	(23.98)%	16.60%
Market Price Total Return(c)	(8.07)%		22.83%	42.46%	(6.70)%		(23.93)%	16.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$167,714		$230,631	$258,569	$181,744		$245,838	$446,292
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(e)	0.70%	0.70%	0.70%		0.69%	0.70%
Expenses, prior to Waivers	0.72	%(e)	0.70%	0.70%	0.75%		0.71%	0.72%
Net investment income, after Waivers	0.45	%(e)	0.68%	0.75%	1.78%		2.08%	0.82%
Portfolio turnover rate(f)	27%		25%	37%	63%		23%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.004 per share. Had the pay-in not been made, the net asset value total return would have been (6.77)%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$21.22		$21.32	$20.83	$20.60	$21.52	$21.52
Net investment income(a)	0.15		0.28	0.28	0.33	0.29	0.29
Net realized and unrealized gain on investments	0.25		0.65	1.57	0.70	1.00	1.34
Total from investment operations	0.40		0.93	1.85	1.03	1.29	1.63
Distributions to shareholders from:
Net investment income	(0.18)		(0.86)	(1.35)	(0.65)	(2.10)	(0.27)
Net realized gains	(0.40)		(0.17)	(0.01)	(0.15)	(0.11)	(1.36)
Total distributions	(0.58)		(1.03)	(1.36)	(0.80)	(2.21)	(1.63)
Net asset value at end of period	$21.04		$21.22	$21.32	$20.83	$20.60	$21.52
Market price at end of period(b)	$21.07		$21.22	$21.35	$20.83	$20.65	$21.52
Net Asset Value Total Return(c)	1.91%		4.48%	9.34%	5.22%	6.74%	8.11%
Market Price Total Return(c)	2.05%		4.32%	9.50%	4.97%	7.02%	8.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$326,135		$404,270	$249,458	$205,222	$154,528	$120,511
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.39	%(d)	1.33%	1.37%	1.61%	1.42%	1.37%
Portfolio turnover rate(e)	17%		50%	32%	22%	58%	61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$23.25		$20.90	$17.87	$15.33	$14.64	$12.21
Net investment income(a)	0.23		0.41	0.36	0.33	0.26	0.20
Net realized and unrealized gain on investments	0.18		2.33	3.03	2.52	0.74	2.31
Total from investment operations	0.41		2.74	3.39	2.85	1.00	2.51
Distributions to shareholders from:
Net investment income	(0.23)		(0.39)	(0.36)	(0.31)	(0.31)	(0.08)
Net asset value at end of period	$23.43		$23.25	$20.90	$17.87	$15.33	$14.64
Market price at end of period(b)	$23.47		$23.24	$20.89	$17.87	$15.33	$14.64
Net Asset Value Total Return(c)	1.79%		13.17%	19.15%	18.86%	7.04%	20.61%
Market Price Total Return(c)	2.01%		13.18%	19.09%	18.86%	7.04%	20.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$562,288		$533,537	$365,686	$228,736	$146,421	$112,695
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.39%	0.50%	0.52%
Expenses, prior to Waivers	0.38	%(d)	0.38%	0.39%	0.55%	0.70%	0.84%
Net investment income, after Waivers	2.00	%(d)	1.83%	1.87%	2.06%	1.82%	1.49%
Portfolio turnover rate(e)	10%		18%	13%	17%	14%	64%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Water Resources Portfolio (PHO)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$25.19		$25.92	$22.06	$18.78	$20.25	$18.05
Net investment income(a)	0.07		0.14	0.16	0.16	0.14	0.11
Net realized and unrealized gain (loss) on investments	(2.34)		(0.72)	3.83	3.28	(1.48)	2.19
Total from investment operations	(2.27)		(0.58)	3.99	3.44	(1.34)	2.30
Distributions to shareholders from:
Net investment income	(0.10)		(0.15)	(0.13)	(0.16)	(0.13)	(0.10)
Net asset value at end of period	$22.82		$25.19	$25.92	$22.06	$18.78	$20.25
Market price at end of period(b)	$22.82		$25.17	$25.91	$22.05	$18.77	$20.24
Net Asset Value Total Return(c)	(9.03)%		(2.25)%	18.16%	18.48%	(6.59)%	12.81%
Market Price Total Return(c)	(8.96)%		(2.29)%	18.17%	18.49%	(6.59)%	12.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$705,056		$855,159	$990,247	$877,064	$825,510	$1,260,648
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.61%	0.61%	0.62%	0.62%	0.66%
Expenses, prior to Waivers	0.62	%(d)	0.61%	0.61%	0.62%	0.62%	0.66%
Net investment income, after Waivers	0.59	%(d)	0.56%	0.66%	0.81%	0.77%	0.63%
Portfolio turnover rate(e)	61%		25%	34%	31%	44%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$5.76		$6.59	$4.79	$5.08	$10.35	$10.12
Net investment income (loss)(a)	0.05		0.14	0.10	0.11	0.20	(0.03)
Net realized and unrealized gain (loss) on investments	(1.30)		(0.82)	1.85	(0.26)	(5.33)	0.26
Total from investment operations	(1.25)		(0.68)	1.95	(0.15)	(5.13)	0.23
Distributions to shareholders from:
Net investment income	(0.06)		(0.15)	(0.15)	(0.14)	(0.14)	—
Net asset value at end of period	$4.45		$5.76	$6.59	$4.79	$5.08	$10.35
Market price at end of period(b)	$4.45		$5.76	$6.59	$4.79	$5.08	$10.33
Net Asset Value Total Return(c)	(21.90)%		(10.36)%	41.23%	(2.64)%	(49.78)%	2.27%
Market Price Total Return(c)	(21.90)%		(10.36)%	41.23%	(2.65)%	(49.68)%	2.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$108,770		$143,790	$218,101	$142,494	$178,016	$541,472
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.76	%(d)	0.72%	0.70%	0.70%	0.76%	0.75%
Net investment income (loss), after Waivers	1.92	%(d)	2.39%	1.55%	2.48%	2.98%	(0.27)%
Portfolio turnover rate(e)	30%		48%	57%	52%	46%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$28.47		$32.73	$27.56	$25.87	$30.68	$25.19
Net investment income(a)	0.18		0.50	0.24	0.35	0.14	0.10
Net realized and unrealized gain (loss) on investments	(6.89)		(4.27)	5.27	1.54	(4.71)	5.53
Total from investment operations	(6.71)		(3.77)	5.51	1.89	(4.57)	5.63
Distributions to shareholders from:
Net investment income	(0.20)		(0.49)	(0.34)	(0.20)	(0.24)	(0.14)
Net asset value at end of period	$21.56		$28.47	$32.73	$27.56	$25.87	$30.68
Market price at end of period(b)	$21.58		$28.47	$32.71	$27.55	$25.86	$30.70
Net Asset Value Total Return(c)	(23.66)%		(11.59)%	20.24%	7.38%	(14.84)%	22.47%
Market Price Total Return(c)	(23.59)%		(11.54)%	20.21%	7.38%	(14.93)%	22.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,792		$34,170	$45,819	$38,584	$47,859	$75,175
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.71%	0.70%
Expenses, prior to Waivers	0.94	%(d)	0.86%	0.84%	0.87%	0.86%	0.86%
Net investment income, after Waivers	1.48	%(d)	1.69%	0.78%	1.40%	0.56%	0.37%
Portfolio turnover rate(e)	23%		41%	37%	32%	36%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	“Aerospace & Defense Portfolio”
PowerShares CleantechTM Portfolio (PZD)	“CleantechTM Portfolio”
PowerShares DWA Momentum Portfolio (PDP)	“DWA Momentum Portfolio”
PowerShares Global Listed Private Equity Portfolio (PSP)	“Global Listed Private Equity Portfolio”
PowerShares Golden Dragon China Portfolio (PGJ)	“Golden Dragon China Portfolio”
PowerShares S&P 500 BuyWrite Portfolio (PBP)	“S&P 500 BuyWrite Portfolio”
PowerShares S&P 500® High Quality Portfolio (SPHQ)	“S&P 500® High Quality Portfolio”
PowerShares Water Resources Portfolio (PHO)	“Water Resources Portfolio”
PowerShares WilderHill Clean Energy Portfolio (PBW)	“WilderHill Clean Energy Portfolio”
PowerShares WilderHill Progressive Energy Portfolio (PUW)	“WilderHill Progressive Energy Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Aerospace & Defense Portfolio	SPADETM Defense Index
CleantechTM Portfolio	The Cleantech IndexTM
DWA Momentum Portfolio	Dorsey Wright Technical LeadersTM Index
Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity Index
Golden Dragon China Portfolio	NASDAQ Golden Dragon China Index
S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite IndexTM
S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index
Water Resources Portfolio	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except for CleantechTM Portfolio, DWA Momentum Portfolio, Global Listed Private Equity Portfolio, S&P 500 BuyWrite Portfolio, S&P 500® High Quality Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. For CleantechTM Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Foreign Securities Risk. For Cleantech™ Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio, since their Underlying Indexes may include ADRs and global depositary receipts (“GDRs”), investing in these Funds involve risks of investing in foreign securities, in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

Risk of Investing in Listed Private Equity Companies. For Global Listed Private Equity Portfolio, there are certain risks inherent in investing in listed private equity companies, which encompass business development companies (“BDCs”), and other financial

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institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The 1940 Act imposes certain restraints upon the operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Option Contracts Written

S&P 500 BuyWrite Portfolio engaged in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently “marked-to-market” to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statements of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk. The Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

I. Swap Agreements

Global Listed Private Equity Portfolio entered into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

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Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

J. Securities Lending

During the six-month period ended October 31, 2015, CleantechTM Portfolio, Global Listed Private Equity Portfolio, Golden Dragon China Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for S&P 500 BuyWrite Portfolio and S&P 500® High Quality Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® High Quality Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

As compensation for its services, S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (excluding S&P BuyWrite Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for S&P 500® High Quality Portfolio and S&P 500 BuyWrite Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2016. The Expense Cap (including sub-licensing fees) for S&P 500® High Quality Portfolio is 0.29% of the Fund’s average daily net assets per year through at least August 31, 2016. Offering costs excluded from each Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2016. The Expense Agreement cannot be terminated during its term.

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The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense Portfolio, DWA Momentum Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2015, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense Portfolio	$167
CleantechTM Portfolio	17,089
DWA Momentum Portfolio	986
Global Listed Private Equity Portfolio	41,162
Golden Dragon China Portfolio	19,820
S&P 500 BuyWrite Portfolio	317
S&P 500® High Quality Portfolio	224,210
Water Resources Portfolio	489
WilderHill Clean Energy Portfolio	37,256
WilderHill Progressive Energy Portfolio	33,789

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2015 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/16	04/30/17	04/30/18	10/31/18
CleantechTM Portfolio	$148,499	$61,862	$34,174	$35,420	$17,043
Golden Dragon China Portfolio	111,337	91,655	—	—	19,682
S&P 500® High Quality Portfolio	1,174,140	271,138	286,999	392,147	223,856
WilderHill Clean Energy Portfolio	71,539	—	—	34,402	37,137
WilderHill Progressive Energy Portfolio	214,362	64,090	55,938	60,563	33,771

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council
CleantechTM Portfolio	Cleantech Indices LLC
DWA Momentum Portfolio	Dorsey Wright & Associates, LLC
Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC
Golden Dragon China Portfolio	The NASDAQ OMX Group, Inc.
S&P 500 BuyWrite Portfolio	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
S&P 500® High Quality Portfolio	Standard & Poor’s Financial Services LLC
Water Resources Portfolio	The NASDAQ OMX Group, Inc.
WilderHill Clean Energy Portfolio	WilderShares, LLC
WilderHill Progressive Energy Portfolio	WilderShares, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The

48

Funds (other than S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500 BuyWrite Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended October 31, 2015.

S&P 500 BuyWrite Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2015	Dividend Income
Invesco Ltd.	$393,117	$43,304	$(111,101)	$(101,225)	$36,057	$260,152	$4,517

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$463,643,581	$—	$—	$463,643,581
Swap Agreements*	—	(1,509,174)	—	(1,509,174)

Total Investments	$463,643,581	$(1,509,174)	$—	$462,134,407

Golden Dragon China Portfolio
Equity Securities	$197,609,409	$—	$0	$197,609,409

*	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

Global Listed Private Equity Portfolio and S&P 500 BuyWrite Portfolio have implemented required disclosures about derivative investments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative investments and hedging activities by enabling investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

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Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2015:

	Value
	Global Listed Private Equity Portfolio		S&P 500 BuyWrite Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities
Equity risk:
Swap agreements(a)	$—	$(1,509,174)	$—	$—
Options written contracts(a)	—	—	—	(9,551,100)

	$—	$(1,509,174)	$—	$(9,551,100)

(a)	Values are disclosed on the Statements of Assets and Liabilities under Unrealized depreciation on swap agreements and Open written options, at value, respectively.

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2015

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
	Swap Agreements	Options written contracts
Realized Gain (Loss):
Equity risk	$(8,182,603)	$9,537,586
Change in Net Unrealized Appreciation (Depreciation):
Equity risk	(967,981)	(5,682,814)

Total	$(9,150,584)	$3,854,772

The table below summarizes the average notional value of swap agreements and options outstanding during the period.

	Average Notional Value
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
Swap agreements	$43,493,537	$—
Options written contracts	—	324,138,667

Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Swap Agreements	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive a return equal to common shares of The Blackstone Group LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/25/16	$20,539,197	$(820,890)
Citibank, N.A.	Receive a return equal to the common shares of KKR & Co. LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/25/16	18,960,217	(685,452)
Morgan Stanley Capital Services LLC	Receive a return equal to common shares of Riverstone Energy Ltd. and pay the product of (i) 1-Month LIBOR plus 85 basis points multiplied by (ii) days in the period divided by 365	08/03/16	2,540,573	(2,832)

Total Open Total Return Swap Agreements—Equity Risk				$(1,509,174)

Investment Abbreviations:

LIBOR—London Interbank Offered Rate

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S&P 500 BuyWrite Portfolio

Open Options Written—Equity Risk
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation (Depreciation)	Notional Value*	Value
Call Option S&P 500 Index	Nov-15	$2,030	1,612	$(4,718,802)	$(4,832,298)	$327,236,000	$(9,551,100)

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Options Written Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,958	$4,972,106
Written	9,817	27,506,269
Closed	(5,508)	(14,922,454)
Expired	(4,655)	(12,837,119)

End of period	1,612	$4,718,802

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” is intended to enhance disclosures about financial instruments and derivative investments that are subject to offsetting arrangements on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on each Fund’s financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following table presents derivative investments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2015.

Global Listed Private Equity Portfolio

Liabilities:
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Collateral Pledged
Counterparty		Financial Instruments	Non-Cash	Cash	Net Amount
Citibank, N.A.	$1,506,342	$—	$(970,000)	$—	$536,342
Morgan Stanley, Capital Securities LLC	2,832	—	—	—	2,832

Total	$1,509,174	$—	$(970,000)	$—	$539,174

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of April 30, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Aerospace & Defense Portfolio	$2,374,303	$7,470,897	$6,428,813	$9,464,875	$—	$2,957,980	$28,696,868	$104,662
CleantechTM Portfolio	1,171,839	14,341,075	25,186,026	12,098,616	1,234,766	29,357,435	83,389,757	—
DWA Momentum Portfolio	5,046,566	92,771,702	60,219,842	10,496,532	34,926,187	—	203,460,829	—
Global Listed Private Equity Portfolio	796,018	7,687,052	47,149,399	—	16,524,684	8,590,292	80,747,445	—
Golden Dragon China Portfolio	1,235,904	22,836,421	74,072,167	35,483,714	15,547,206	135,923,096	285,098,508	3,128,677
S&P 500 BuyWrite Portfolio	—	—	—	—	—	—	—	—
S&P 500® High Quality Portfolio	21,013,690	37,241,965	42,466,537	9,869,908	—	—	110,592,100	27,128,611
Water Resources Portfolio	3,553,481	93,208,162	265,948,030	33,978,301	22,405,830	111,607,122	530,700,926	11,876,489
WilderHill Clean Energy Portfolio	44,707,703	261,712,498	460,657,845	241,008,862	61,502,550	302,283,900	1,371,873,358	89,533,576
WilderHill Progressive Energy Portfolio	179,432	8,319,827	12,433,887	2,282,887	3,352,064	5,589,864	32,157,961	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$14,607,582	$14,422,984
CleantechTM Portfolio	9,595,735	9,654,940
DWA Momentum Portfolio	767,418,613	768,528,102
Global Listed Private Equity Portfolio	71,497,963	82,371,772
Golden Dragon China Portfolio	51,436,134	51,632,865
S&P 500 BuyWrite Portfolio	59,356,310	55,026,089
S&P 500® High Quality Portfolio	49,632,398	49,941,950
Water Resources Portfolio	472,865,918	473,233,649
WilderHill Clean Energy Portfolio	36,413,746	36,489,877
WilderHill Progressive Energy Portfolio	6,571,211	6,559,184

For the six-month period ended October 31, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Aerospace & Defense Portfolio	$12,217,821	$36,888,274
CleantechTM Portfolio	—	—
DWA Momentum Portfolio	371,044,970	299,696,010
Global Listed Private Equity Portfolio	19,403,622	17,894,765
Golden Dragon China Portfolio	6,771,036	48,470,636
S&P 500 BuyWrite Portfolio	41,542,125	118,394,299
S&P 500® High Quality Portfolio	99,217,817	75,456,227
Water Resources Portfolio	67,563,082	137,286,966
WilderHill Clean Energy Portfolio	2,118,753	5,012,217
WilderHill Progressive Energy Portfolio	—	1,418,105

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At October 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense Portfolio	$28,543,005	$(11,951,342)	$16,591,663	$220,907,825
CleantechTM Portfolio	17,534,062	(4,971,584)	12,562,478	62,544,088
DWA Momentum Portfolio	307,336,884	(39,548,955)	267,787,929	1,683,102,164
Global Listed Private Equity Portfolio	51,480,321	(78,472,166)	(26,991,845)	490,635,426
Golden Dragon China Portfolio	27,068,397	(29,272,315)	(2,203,918)	199,813,327
S&P 500 BuyWrite Portfolio	36,787,233	(74,938,962)	(38,151,729)	373,942,548
S&P 500® High Quality Portfolio	68,372,520	(19,026,363)	49,346,157	512,839,458
Water Resources Portfolio	134,508,707	(50,223,183)	84,285,524	621,361,653
WilderHill Clean Energy Portfolio	12,689,985	(29,374,411)	(16,684,426)	150,312,765
WilderHill Progressive Energy Portfolio	3,763,227	(7,424,876)	(3,661,649)	32,076,939

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. Subsequent Event

At a meeting held on December 17, 2015, the Board of Trustees of the Trust approved changes to the name, investment objective, principal investment strategy and underlying index for the Fund listed below. These changes will go into effect as of the close of markets on March 18, 2016.

Current Fund Name	New Fund Name	Current Underlying Index	New Underlying Index
PowerShares S&P 500® High Quality Portfolio	PowerShares S&P 500® Quality Portfolio	S&P 500® High Quality Rankings Index	S&P 500® Quality Index

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, (excluding PowerShares S&P 500 BuyWrite Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares S&P 500 BuyWrite Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

In addition to the fees and expenses which the PowerShares Global Listed Private Equity Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Aerospace & Defense Portfolio (PPA)
Actual	$1,000.00	$1,004.28	0.66%	$3.33
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.66	3.35
PowerShares CleantechTM Portfolio (PZD)
Actual	1,000.00	966.21	0.67	3.31
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.67	3.40
PowerShares DWA Momentum Portfolio (PDP)
Actual	1,000.00	1,009.37	0.63	3.18
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares Global Listed Private Equity Portfolio (PSP)
Actual	1,000.00	953.71	0.64	3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64	3.25

54

Fees and Expenses (continued)

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Golden Dragon China Portfolio (PGJ)
Actual	$1,000.00	$917.32	0.70%	$3.37
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.70	3.56
PowerShares S&P 500 BuyWrite Portfolio (PBP)
Actual	1,000.00	1,019.07	0.75	3.81
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.75	3.81
PowerShares S&P 500® High Quality Portfolio (SPHQ)
Actual	1,000.00	1,017.94	0.29	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.29	1.48
PowerShares Water Resources Portfolio (PHO)
Actual	1,000.00	909.67	0.62	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.62	3.15
PowerShares WilderHill Clean Energy Portfolio (PBW)
Actual	1,000.00	781.02	0.70	3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.70	3.56
PowerShares WilderHill Progressive Energy Portfolio (PUW)
Actual	1,000.00	763.37	0.70	3.10
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.70	3.56

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

55

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-4
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2015

2015 Semi-Annual Report to Shareholders

PKW	PowerShares BuyBack AchieversTM Portfolio

PFM	PowerShares Dividend AchieversTM Portfolio

PGF	PowerShares Financial Preferred Portfolio

PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio

PID	PowerShares International Dividend AchieversTM Portfolio

2

PowerShares BuyBack Achievers™ Portfolio (PKW)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Consumer Discretionary	29.9
Information Technology	19.7
Industrials	17.3
Financials	10.6
Health Care	7.8
Materials	6.6
Energy	6.4
Consumer Staples	1.4
Utilities	0.3
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—29.9%
83,525	Abercrombie & Fitch Co., Class A(b)	$1,769,895
137,356	AutoNation, Inc.(c)	8,679,526
37,122	AutoZone, Inc.(c)	29,118,868
202,076	Bed Bath & Beyond, Inc.(c)	12,049,792
60,017	Big Lots, Inc.	2,766,784
30,996	BJ’s Restaurants, Inc.(c)	1,330,658
13,942	Blue Nile, Inc.(c)	475,422
27,085	Bob Evans Farms, Inc.	1,171,968
55,374	Bridgepoint Education, Inc.(c)	429,148
72,777	Brinker International, Inc.	3,312,081
538,097	CBS Corp., Class B	25,032,272
59,428	Cheesecake Factory, Inc. (The)	2,864,430
68,777	Cooper Tire & Rubber Co.	2,874,191
90,429	Crocs, Inc.(c)	976,633
100,842	Denny’s Corp.(c)	1,105,228
42,090	Dillard’s, Inc., Class A	3,766,213
180,778	Discovery Communications, Inc., Class A(b)(c)	5,322,104
356,779	Dollar General Corp.	24,178,913
58,297	Fossil Group, Inc.(c)	3,171,940
127,728	GameStop Corp., Class A(b)	5,884,429
492,494	Gap, Inc. (The)	13,405,687
102,892	GNC Holdings, Inc., Class A	3,061,037
5,905	Graham Holdings Co., Class B	3,262,335
34,651	Helen of Troy Ltd.(c)	3,437,726
33,549	hhgregg, Inc.(b)(c)	181,165
984,212	Home Depot, Inc. (The)	121,687,972
58,435	Iconix Brand Group, Inc.(c)	895,224
44,288	Jack in the Box, Inc.	3,300,785
46,380	K12, Inc.(c)	450,350
235,501	Kohl’s Corp.	10,861,306

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
522,734	Liberty Interactive Corp. QVC Group, Series A(c)	$14,307,229
1,120,287	Lowe’s Cos., Inc.	82,710,789
400,760	Macy’s, Inc.	20,430,745
321,941	Marriott International, Inc., Class A	24,718,630
38,121	Marriott Vacations Worldwide Corp.	2,454,992
6,514	NACCO Industries, Inc., Class A	292,023
324,257	Newell Rubbermaid, Inc.	13,758,224
4,917	NVR, Inc.(c)	8,052,866
120,359	O’Reilly Automotive, Inc.(c)	33,250,377
21,949	Outerwall, Inc.(b)	1,316,940
47,776	Papa John’s International, Inc.	3,352,442
107,007	Pier 1 Imports, Inc.(b)	793,992
51,982	Pool Corp.	4,238,612
190,430	Sally Beauty Holdings, Inc.(c)	4,477,009
114,061	Scripps Networks Interactive, Inc., Class A	6,852,785
6,445,485	Sirius XM Holdings, Inc.(c)	26,297,579
62,865	Sonic Corp.	1,794,167
206,298	Starwood Hotels & Resorts Worldwide, Inc.	16,477,021
111,660	Starz, Class A(c)	3,741,727
15,536	Steiner Leisure Ltd. (Bahamas)(c)	984,361
76,481	Steven Madden Ltd.(c)	2,665,363
987,520	Time Warner, Inc.	74,399,757
1,433,734	Twenty-First Century Fox, Inc., Class A	44,001,296
150,076	Urban Outfitters, Inc.(c)	4,292,174
420,711	Viacom, Inc., Class B	20,745,259
48,954	Visteon Corp.(c)	5,339,413
351,480	Wendy’s Co. (The)	3,219,557
141,934	Wyndham Worldwide Corp.	11,546,331

		733,335,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—1.4%
277,381	Coca-Cola Enterprises, Inc.	$14,240,741
117,176	Coty, Inc., Class A(b)	3,392,245
111,977	Herbalife Ltd.(b)(c)	6,275,191
16,730	Ingles Markets, Inc., Class A	835,496
86,417	Ingredion, Inc.	8,214,800
14,554	Medifast, Inc.(c)	407,075
15,505	USANA Health Sciences, Inc.(c)	1,993,943

		35,359,491

	Energy—6.4%
457,674	Apache Corp.	21,570,176
231,889	Cameron International Corp.(c)	15,770,771
347,574	Hess Corp.	19,537,135
649,188	Marathon Petroleum Corp.	33,627,938
14,632	Mitcham Industries, Inc.(c)	64,966
209,171	Murphy Oil Corp.	5,946,731
651,007	Phillips 66	57,972,173
21,680	SEACOR Holdings, Inc.(c)	1,266,546
91,423	Triangle Petroleum Corp.(b)(c)	109,708

		155,866,144

	Financials—10.6%
484,799	Allstate Corp. (The)	29,999,362
422,336	American Capital Agency Corp. REIT	7,530,251
215,793	Ameriprise Financial, Inc.	24,893,880
124,287	Anworth Mortgage Asset Corp. REIT	592,849
73,591	Aspen Insurance Holdings Ltd. (Bermuda)	3,577,259
181,880	Associated Banc-Corp.	3,517,559
177,395	Assured Guaranty Ltd.	4,867,719
121,855	Axis Capital Holdings Ltd.	6,580,170
36,187	Capital Bank Financial Corp., Class A	1,168,840
37,934	Central Pacific Financial Corp.	848,204
244,500	CIT Group, Inc.	10,513,500
232,744	CNO Financial Group, Inc.	4,471,012
24,940	Credit Acceptance Corp.(b)(c)	4,715,905
53,504	Everest Re Group Ltd.	9,522,107
9,027	FBR & Co.	178,554
979,902	Fifth Third Bancorp	18,667,133
261,141	Fortress Investment Group LLC, Class A	1,465,001
149,102	Invesco Mortgage Capital, Inc. REIT(d)	1,796,679
14,429	JAVELIN Mortgage Investment Corp. REIT	87,151
62,721	Kemper Corp.	2,240,394
132,836	Legg Mason, Inc.	5,944,411
132,779	MSCI, Inc.	8,896,193
42,446	National Bank Holdings Corp., Class A	936,359
55,429	Northfield Bancorp, Inc.	849,172
151,812	Ocwen Financial Corp.(b)(c)	1,061,166
72,415	PHH Corp.(c)	1,064,500
64,982	ProAssurance Corp.	3,441,447
55,629	RenaissanceRe Holdings Ltd. (Bermuda)	6,098,607
151,492	Torchmark Corp.	8,788,051
376,813	Travelers Cos., Inc. (The)	42,538,420
100,202	Validus Holdings Ltd.	4,438,949
274,036	Voya Financial, Inc.	11,117,641
149,374	W.R. Berkley Corp.	8,339,550
36,925	Walker & Dunlop, Inc.(c)	1,071,194
622,594	Weyerhaeuser Co. REIT	18,260,682
10,866	World Acceptance Corp.(b)(c)	414,321

		260,494,192

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—7.8%
316,734	Anthem, Inc.	$44,073,536
311,780	Cigna Corp.	41,790,991
818,186	Express Scripts Holding Co.(c)	70,674,907
111,401	IDEXX Laboratories, Inc.(c)	7,644,336
61,741	Masimo Corp.(c)	2,449,883
159,079	Select Medical Holdings Corp.	1,797,593
15,658	SurModics, Inc.(c)	333,985
55,141	United Therapeutics Corp.(c)	8,085,325
97,783	Universal American Corp.	729,461
119,528	Varian Medical Systems, Inc.(c)	9,386,534
98,262	VCA, Inc.(c)	5,381,810

		192,348,361

	Industrials—17.3%
72,018	Actuant Corp., Class A	1,642,010
205,757	ADT Corp. (The)(b)	6,798,211
105,516	AGCO Corp.	5,105,919
13,830	Alamo Group, Inc.	648,904
20,560	Allegiant Travel Co.	4,059,572
822,744	Boeing Co. (The)	121,823,704
25,693	CAI International, Inc.(c)	298,553
10,982	CRA International, Inc.(c)	256,979
397,349	Deere & Co.	30,993,222
164,617	Donaldson Co., Inc.	4,971,433
43,724	Dun & Bradstreet Corp. (The)	4,978,852
229,038	Expeditors International of Washington, Inc.	11,403,802
341,910	FedEx Corp.	53,355,055
193,655	Fortune Brands Home & Security, Inc.	10,133,966
390,763	General Dynamics Corp.	58,059,567
20,818	GP Strategies Corp.(c)	522,324
60,344	Griffon Corp.	1,036,710
443,266	Illinois Tool Works, Inc.	40,753,876
35,402	Kforce, Inc.	995,150
13,855	Lindsay Corp.(b)	939,092
41,046	Moog, Inc., Class A(c)	2,535,001
226,900	Northrop Grumman Corp.	42,600,475
94,829	Oshkosh Corp.	3,896,524
8,652	P.A.M. Transportation Services, Inc.(c)	308,963
49,760	SPX Corp.	609,560
102,361	Timken Co. (The)	3,234,608
28,150	Valmont Industries, Inc.	3,052,586
70,157	WABCO Holdings, Inc.(c)	7,873,720

		422,888,338

	Information Technology—19.7%
60,454	ADTRAN, Inc.	938,851
1,030,522	Apple, Inc.	123,147,379
24,875	CEVA, Inc.(c)	581,329
194,580	Citrix Systems, Inc.(c)	15,975,018
1,484,383	Corning, Inc.	27,609,524
65,696	DHI Group, Inc.(c)	594,549
30,253	Digi International, Inc.(c)	390,264
43,400	DST Systems, Inc.	5,301,310
9,052	ePlus, Inc.(c)	764,170
37,702	Fair Isaac Corp.	3,482,534
139,760	Fairchild Semiconductor International, Inc.(c)	2,331,197
284,031	Fiserv, Inc.(c)	27,411,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
21,698	Forrester Research, Inc.	$700,194
260,927	Genpact Ltd.(c)	6,465,771
78,633	Global Payments, Inc.	10,726,327
106,707	Harmonic, Inc.(c)	614,632
43,485	InterDigital, Inc.	2,206,429
784,070	International Business Machines Corp.	109,832,526
465,476	Juniper Networks, Inc.	14,611,292
87,259	Leidos Holdings, Inc.	4,587,206
36,356	Liquidity Services, Inc.(c)	297,756
64,472	MoneyGram International, Inc.(c)	651,812
110,439	Monster Worldwide, Inc.(c)	692,452
213,959	Motorola Solutions, Inc.	14,970,711
357,070	NetApp, Inc.	12,140,380
38,925	NETGEAR, Inc.(c)	1,611,495
65,867	NeuStar, Inc., Class A(b)(c)	1,790,924
161,475	Polycom, Inc.(c)	2,225,125
105,239	Rovi Corp.(c)	962,937
55,734	Science Applications International Corp.	2,555,961
60,040	Sonus Networks, Inc.(c)	396,864
103,408	Take-Two Interactive Software, Inc.(c)	3,433,146
171,452	Teradata Corp.(c)	4,819,516
118,728	TiVo, Inc.(c)	1,078,050
137,419	VeriSign, Inc.(b)(c)	11,075,971
45,984	WebMD Health Corp.(c)	1,869,709
619,250	Western Union Co. (The)	11,920,562
1,294,115	Xerox Corp.	12,151,740
1,139,852	Yahoo!, Inc.(c)	40,601,528
69,652	Zix Corp.(c)	360,797

		483,879,770

	Materials—6.6%
6,178	AEP Industries, Inc.(c)	494,240
81,881	Ashland, Inc.	8,983,983
110,714	Avery Dennison Corp.	7,193,089
164,948	Ball Corp.	11,298,938
282,178	CF Industries Holdings, Inc.	14,326,177
82,107	Chemtura Corp.(c)	2,622,498
23,073	Clearwater Paper Corp.(c)	1,163,571
398,003	Graphic Packaging Holding Co.	5,635,722
14,782	Handy & Harman Ltd.(c)	351,072
20,859	Kaiser Aluminum Corp.	1,695,628
566,462	Monsanto Co.	52,805,588
408,237	Mosaic Co. (The)	13,794,328
37,533	Myers Industries, Inc.	585,890
15,044	NewMarket Corp.	5,923,425
107,345	PolyOne Corp.	3,589,617
112,861	Sherwin-Williams Co. (The)	30,114,701

		160,578,467

	Utilities—0.3%
436,006	Calpine Corp.(c)	6,762,453

	Total Common Stocks and Other Equity Interests (Cost $2,343,015,578)	2,451,512,958

Number of Shares		Value
	Money Market Fund—0.1%
1,908,265	Invesco Premier Portfolio—Institutional Class, 0.12%(e) (Cost $1,908,265)	$1,908,265

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,344,923,843)—100.1%	2,453,421,223

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
35,449,128	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(e)(f) (Cost $35,449,128)	35,449,128

	Total Investments (Cost $2,380,372,971)—101.5%	2,488,870,351
	Other assets less liabilities—(1.5)%	(37,400,468)

	Net Assets—100.0%	$2,451,469,883

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dividend Achievers™ Portfolio (PFM)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Consumer Staples	23.7
Industrials	13.4
Energy	12.0
Information Technology	11.0
Health Care	9.2
Consumer Discretionary	8.3
Telecommunication Services	6.2
Utilities	6.0
Financials	5.9
Materials	4.3
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.3%
3,350	Aaron’s, Inc.	$82,644
16,284	Best Buy Co., Inc.	570,428
1,106	Cracker Barrel Old Country Store, Inc.	152,031
5,894	Darden Restaurants, Inc.	364,780
19,265	Gap, Inc. (The)	524,393
6,997	Genuine Parts Co.	635,048
5,766	Hasbro, Inc.	443,002
2,270	John Wiley & Sons, Inc., Class A	118,789
6,316	Leggett & Platt, Inc.	284,409
42,837	Lowe’s Cos., Inc.	3,162,656
43,475	McDonald’s Corp.	4,880,069
1,739	Meredith Corp.	81,768
248	NACCO Industries, Inc., Class A	11,118
31,294	NIKE, Inc., Class B	4,100,453
3,053	Polaris Industries, Inc.	342,974
18,988	Ross Stores, Inc.	960,413
29,009	Target Corp.	2,238,915
5,952	Tiffany & Co.	490,683
31,129	TJX Cos., Inc. (The)	2,278,331
19,648	VF Corp.	1,326,633
19,905	Yum! Brands, Inc.	1,411,463

		24,461,000

	Consumer Staples—23.7%
90,507	Altria Group, Inc.	5,472,958
1,292	Andersons, Inc. (The)	45,737
28,109	Archer-Daniels-Midland Co.	1,283,457
5,630	Brown-Forman Corp., Class B	597,793
6,641	Bunge Ltd.	484,527
1,800	Casey’s General Stores, Inc.	191,196
6,045	Church & Dwight Co., Inc.	520,414

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
5,938	Clorox Co. (The)	$724,080
200,799	Coca-Cola Co. (The)	8,503,838
41,551	Colgate-Palmolive Co.	2,756,909
20,287	Costco Wholesale Corp.	3,207,780
51,446	CVS Health Corp.	5,081,836
9,702	Flowers Foods, Inc.	261,954
27,683	General Mills, Inc.	1,608,659
12,199	Hormel Foods Corp.	824,042
863	J & J Snack Foods Corp.	105,968
5,524	JM Smucker Co. (The)	648,462
16,322	Kellogg Co.	1,151,027
16,815	Kimberly-Clark Corp.	2,012,924
1,263	Lancaster Colony Corp.	143,628
5,353	McCormick & Co., Inc.	449,545
2,667	Nu Skin Enterprises, Inc., Class A	101,906
67,809	PepsiCo, Inc.	6,929,402
125,241	Procter & Gamble Co. (The)	9,565,908
65,969	Reynolds American, Inc.	3,187,622
27,086	Sysco Corp.	1,117,298
1,756	Tootsie Roll Industries, Inc., Class A	55,735
1,046	Universal Corp.	56,495
5,663	Vector Group Ltd.	137,328
50,420	Walgreens Boots Alliance, Inc.	4,269,566
148,663	Wal-Mart Stores, Inc.	8,509,470

		70,007,464

	Energy—12.0%
3,425	Alliance Resource Partners LP	73,432
5,910	Buckeye Partners LP	400,875
86,862	Chevron Corp.	7,894,019
56,938	ConocoPhillips	3,037,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
92,467	Enterprise Products Partners LP	$2,554,863
25,350	EOG Resources, Inc.	2,176,297
150,421	Exxon Mobil Corp.	12,445,834
5,075	Genesis Energy LP	204,573
4,973	Helmerich & Payne, Inc.	279,831
2,707	Holly Energy Partners LP	92,715
10,498	Magellan Midstream Partners LP	669,877
7,974	Murphy Oil Corp.	226,701
35,265	Occidental Petroleum Corp.	2,628,653
9,655	ONEOK, Inc.	327,498
18,357	Plains All American Pipeline LP	582,284
11,684	Sunoco Logistics Partners LP	339,303
2,953	TC Pipelines LP	152,552
34,607	Williams Cos., Inc. (The)	1,364,900

		35,451,849

	Financials—5.9%
14,947	ACE Ltd.	1,697,082
19,881	Aflac, Inc.	1,267,414
4,018	American Equity Investment Life Holding Co.	103,182
3,084	Assurant, Inc.	251,439
4,646	Axis Capital Holdings Ltd.	250,884
719	BancFirst Corp.	44,312
4,007	Bank of the Ozarks, Inc.	200,430
6,503	Brown & Brown, Inc.	209,852
7,574	Cincinnati Financial Corp.	456,182
4,309	Commerce Bancshares, Inc.	196,275
1,891	Community Bank System, Inc.	77,077
808	Community Trust Bancorp, Inc.	27,852
2,917	Cullen/Frost Bankers, Inc.	199,639
6,270	Digital Realty Trust, Inc. REIT	463,729
5,364	Eaton Vance Corp.	193,694
3,890	Equity Lifestyle Properties, Inc. REIT	235,267
2,132	Erie Indemnity Co., Class A	186,465
3,034	Essex Property Trust, Inc. REIT	668,815
1,912	FactSet Research Systems, Inc.	334,829
3,191	Federal Realty Investment Trust REIT	457,877
593	First Financial Corp.	20,322
28,334	Franklin Resources, Inc.	1,154,894
21,353	HCP, Inc. REIT	794,332
525	Infinity Property & Casualty Corp.	42,273
19,790	Invesco Ltd.(b)	656,434
12,579	McGraw Hill Financial, Inc.	1,165,319
2,546	Mercury General Corp.	137,509
1,734	National Health Investors, Inc. REIT	101,855
6,205	National Retail Properties, Inc. REIT	235,790
12,063	Old Republic International Corp.	217,617
8,485	OMEGA Healthcare Investors, Inc. REIT	292,902
14,310	People’s United Financial, Inc.	228,244
3,234	Prosperity Bancshares, Inc.	166,163
10,842	Realty Income Corp. REIT	536,245
2,121	RenaissanceRe Holdings Ltd. (Bermuda)	232,525
1,996	RLI Corp.	121,457
7,657	SEI Investments Co.	396,786
1,171	Southside Bancshares, Inc.	31,500
1,952	StanCorp Financial Group, Inc.	223,933
11,827	T. Rowe Price Group, Inc.	894,358
4,424	Tanger Factory Outlet Centers, Inc. REIT	154,619

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
690	Tompkins Financial Corp.	$37,453
2,276	UMB Financial Corp.	111,706
3,210	United Bankshares, Inc.	126,956
615	Universal Health Realty Income Trust REIT	30,559
1,226	Urstadt Biddle Properties, Inc., Class A REIT	24,643
5,695	W.R. Berkley Corp.	317,952
16,243	Welltower, Inc. REIT	1,053,683
1,180	Westamerica Bancorp.	52,168
397	Westwood Holdings Group, Inc.	23,066
4,819	WP Carey, Inc. REIT	305,380

		17,410,939

	Health Care—9.2%
68,800	Abbott Laboratories	3,082,240
9,980	AmerisourceBergen Corp.	963,170
9,706	Becton, Dickinson and Co.	1,383,299
3,425	C.R. Bard, Inc.	638,249
15,111	Cardinal Health, Inc.	1,242,124
120,427	Johnson & Johnson	12,166,740
65,280	Medtronic PLC	4,825,497
2,909	Owens & Minor, Inc.	104,288
6,752	Perrigo Co. PLC	1,065,060
17,382	Stryker Corp.	1,662,067
3,323	West Pharmaceutical Services, Inc.	199,413

		27,332,147

	Industrials—13.4%
28,838	3M Co.	4,533,622
3,496	A.O. Smith Corp.	268,563
2,604	ABM Industries, Inc.	73,954
2,205	Brady Corp., Class A	50,164
6,546	C.H. Robinson Worldwide, Inc.	454,161
3,011	Carlisle Cos., Inc.	261,957
27,818	Caterpillar, Inc.	2,030,436
5,087	Cintas Corp.	473,549
2,313	CLARCOR, Inc.	115,326
2,680	Crane Co.	141,075
45,410	CSX Corp.	1,225,616
15,149	Deere & Co.	1,181,622
6,276	Donaldson Co., Inc.	189,535
7,223	Dover Corp.	465,378
30,334	Emerson Electric Co.	1,432,675
8,731	Expeditors International of Washington, Inc.	434,716
13,394	Fastenal Co.	524,509
13,040	FedEx Corp.	2,034,892
2,197	Franklin Electric Co., Inc.	72,413
14,898	General Dynamics Corp.	2,213,545
1,212	Gorman-Rupp Co. (The)	34,651
2,665	Graco, Inc.	195,611
3,319	Healthcare Services Group, Inc.	123,666
16,898	Illinois Tool Works, Inc.	1,553,602
4,126	ITT Corp.	163,307
5,366	J.B. Hunt Transport Services, Inc.	409,801
3,708	L-3 Communications Holdings, Inc.	468,691
3,453	Lincoln Electric Holdings, Inc.	206,524
528	Lindsay Corp.	35,788
14,335	Lockheed Martin Corp.	3,151,263
1,522	Matthews International Corp., Class A	87,865
1,192	McGrath RentCorp	35,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,724	MSA Safety, Inc.	$74,960
2,235	MSC Industrial Direct Co., Inc., Class A	140,291
2,782	Nordson Corp.	198,190
13,912	Norfolk Southern Corp.	1,113,377
8,651	Northrop Grumman Corp.	1,624,225
6,390	Parker-Hannifin Corp.	669,033
1,722	Raven Industries, Inc.	31,358
14,012	Raytheon Co.	1,645,009
2,070	Regal Beloit Corp.	132,045
16,106	Republic Services, Inc.	704,476
6,208	Robert Half International, Inc.	326,913
10,090	Rollins, Inc.	270,614
4,647	Roper Technologies, Inc.	865,968
2,463	Ryder System, Inc.	176,794
7,074	Stanley Black & Decker, Inc.	749,703
842	Tennant Co.	48,769
2,541	Toro Co. (The)	191,261
41,110	United Technologies Corp.	4,045,635
1,073	Valmont Industries, Inc.	116,356
248	VSE Corp.	14,250
3,045	W.W. Grainger, Inc.	639,450
20,876	Waste Management, Inc.	1,122,294

		39,545,268

	Information Technology—11.0%
14,479	Analog Devices, Inc.	870,478
21,502	Automatic Data Processing, Inc.	1,870,459
670	Badger Meter, Inc.	40,589
527	Cass Information Systems, Inc.	27,488
5,727	Harris Corp.	453,178
45,216	International Business Machines Corp.	6,333,857
3,739	Jack Henry & Associates, Inc.	289,174
11,067	Linear Technology Corp.	491,596
13,126	Maxim Integrated Products, Inc.	537,903
165	Mesa Laboratories, Inc.	18,455
9,744	Microchip Technology, Inc.	470,538
260,057	Microsoft Corp.	13,689,400
72,528	QUALCOMM, Inc.	4,309,614
47,378	Texas Instruments, Inc.	2,687,280
11,940	Xilinx, Inc.	568,583

		32,658,592

	Materials—4.3%
9,924	Air Products & Chemicals, Inc.	1,379,237
3,446	Airgas, Inc.	331,367
5,180	Albemarle Corp.	277,234
2,899	AptarGroup, Inc.	213,250
4,453	Bemis Co., Inc.	203,858
1,556	Compass Minerals International, Inc.	126,409
13,622	Ecolab, Inc.	1,639,408
2,332	H.B. Fuller Co.	88,593
3,720	International Flavors & Fragrances, Inc.	431,743
21,596	Monsanto Co.	2,013,179
14,753	Nucor Corp.	624,052
12,497	PPG Industries, Inc.	1,302,937
13,223	Praxair, Inc.	1,468,943
3,009	Royal Gold, Inc.	143,951
6,160	RPM International, Inc.	281,574

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
4,303	Sherwin-Williams Co. (The)	$1,148,169
2,787	Silgan Holdings, Inc.	141,775
4,659	Sonoco Products Co.	198,893
1,029	Stepan Co.	54,465
3,709	Valspar Corp. (The)	300,244
6,091	Westlake Chemical Corp.	367,105

		12,736,386

	Telecommunication Services—6.2%
283,934	AT&T, Inc.	9,514,629
757	Atlantic Tele-Network, Inc.	57,850
4,680	Telephone & Data Systems, Inc.	134,035
187,675	Verizon Communications, Inc.	8,798,204

		18,504,718

	Utilities—6.0%
5,543	AGL Resources, Inc.	346,437
5,229	Alliant Energy Corp.	308,616
1,719	American States Water Co.	70,049
4,288	AmeriGas Partners LP	182,840
8,161	Aqua America, Inc.	233,405
4,680	Atmos Energy Corp.	294,840
2,876	Avista Corp.	97,353
2,070	Black Hills Corp.	94,765
2,210	California Water Service Group	49,416
705	Chesapeake Utilities Corp.	36,808
13,519	Consolidated Edison, Inc.	888,874
27,434	Dominion Resources, Inc.	1,959,611
31,774	Duke Energy Corp.	2,270,888
15,040	Edison International	910,221
14,640	Eversource Energy	745,762
2,000	Laclede Group, Inc. (The)	117,140
9,004	MDU Resources Group, Inc.	169,815
1,600	MGE Energy, Inc.	66,032
3,903	National Fuel Gas Co.	205,025
3,947	New Jersey Resources Corp.	125,041
20,870	NextEra Energy, Inc.	2,142,514
1,264	Northwest Natural Gas Co.	60,381
3,646	Piedmont Natural Gas Co., Inc.	208,952
30,926	PPL Corp.	1,063,854
8,112	Questar Corp.	167,513
6,597	SCANA Corp.	390,674
940	SJW Corp.	29,826
3,164	South Jersey Industries, Inc.	83,878
41,933	Southern Co. (The)	1,891,178
7,976	UGI Corp.	292,480
3,816	Vectren Corp.	173,513
14,573	WEC Energy Group, Inc.	751,384
6,520	Westar Energy, Inc.	258,844
2,296	WGL Holdings, Inc.	142,880
23,414	Xcel Energy, Inc.	834,241

		17,665,050

	Total Investments (Cost $249,067,752)—100.0%	295,773,413
	Other assets less liabilities—0.0%	44,591

	Net Assets—100.0%	$295,818,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2015

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Banks	71.1
Capital Markets	15.2
Insurance	7.8
Consumer Finance	5.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.9%
	Banks—71.1%
568,704	Bank of America Corp.,
	6.20%, Series D(b)	$14,598,632
78,053	Bank of America Corp.,
	6.38%, Series 3	2,011,426
940,615	Bank of America Corp.,
	6.50%, Series Y(b)	24,756,987
1,018,978	Bank of America Corp.,
	6.63%, Series W	27,043,676
756,501	Barclays Bank PLC,
	6.63%, Series 2 (United Kingdom)	19,479,901
837,716	Barclays Bank PLC,
	7.10%, Series 3 (United Kingdom)	21,730,353
617,986	Barclays Bank PLC,
	7.75%, Series 4 (United Kingdom)	16,222,132
2,290,816	Barclays Bank PLC,
	8.13%, Series 5 (United Kingdom)	60,202,644
121,171	BB&T Corp.,
	5.20%, Series G(b)	3,012,311
1,670,855	BB&T Corp.,
	5.63%, Series E	43,041,225
397,981	BB&T Corp.,
	5.85%	10,431,082
673,534	Citigroup, Inc.,
	5.80%, Series C(b)	16,898,968
1,055,275	Citigroup, Inc.,
	6.88%, Series K	29,062,273
822,260	Citigroup, Inc.,
	7.13%, Series J	22,669,708
383,422	Fifth Third Bancorp,
	6.63%, Series I	10,697,474
295,679	First Niagara Financial Group, Inc.,
	8.63%, Series B	8,143,000
4,189,893	HSBC Holdings PLC,
	8.00%, Series 2 (United Kingdom)	108,937,218
1,403,958	HSBC Holdings PLC,
	8.13% (United Kingdom)(b)	37,134,689
280,296	HSBC USA, Inc.,
	6.50%, Series H	7,181,184

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
717,803	ING Groep NV,
	6.13% (Netherlands)	$18,325,511
156,137	ING Groep NV,
	6.20% (Netherlands)	3,990,862
1,277,610	ING Groep NV,
	6.38% (Netherlands)	32,719,592
849,019	JPMorgan Chase & Co.,
	5.45%, Series P(b)	21,013,220
1,262,203	JPMorgan Chase & Co.,
	5.50%, Series O(b)	31,163,792
1,045,570	JPMorgan Chase & Co.,
	6.10%, Series AA(b)	26,463,377
1,127,100	JPMorgan Chase & Co.,
	6.13%, Series Y	28,571,985
1,136,898	JPMorgan Chase & Co.,
	6.15%, Series BB	28,661,199
111,709	JPMorgan Chase & Co.,
	6.30%, Series W	2,910,019
551,283	JPMorgan Chase & Co.,
	6.70%, Series T(b)	14,884,641
280,086	KKR Financial Holdings LLC,
	7.38%, Series A	7,413,876
1,622,043	PNC Financial Services Group, Inc. (The),
	6.13%, Series P(b)	45,173,898
444,398	Regions Financial Corp.,
	6.38%, Series A	11,554,348
412,871	Regions Financial Corp.,
	6.38%, Series B(b)	10,932,824
456,274	Royal Bank of Scotland Group PLC,
	5.75%, Series L (United Kingdom)	11,265,405
121,841	Royal Bank of Scotland Group PLC,
	6.13%, Series R (United Kingdom)	3,044,807
417,394	Royal Bank of Scotland Group PLC,
	6.60%, Series S (United Kingdom)	10,597,634
961,665	Royal Bank of Scotland Group PLC,
	7.25%, Series T (United Kingdom)	24,503,224
369,407	SunTrust Banks, Inc.,
	5.88%, Series E(b)	9,394,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Financial Preferred Portfolio (PGF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
825,912	U.S. Bancorp,
	5.15%, Series H(b)	$20,920,351
421,528	U.S. Bancorp,
	6.00%, Series G	11,296,950
1,035,646	U.S. Bancorp,
	6.50%, Series F	30,013,021
51,798	Wells Fargo & Co.,
	5.13%, Series O	1,290,288
947,118	Wells Fargo & Co.,
	5.20%	23,734,777
397,974	Wells Fargo & Co.,
	5.25%, Series P	10,064,762
1,317,398	Wells Fargo & Co.,
	5.85%	34,239,174
474,474	Wells Fargo & Co.,
	6.00%, Series T(b)	12,317,345
501,626	Wells Fargo & Co.,
	6.00%, Series V(b)(c)	12,972,048
167,486	Wells Fargo & Co.,
	6.63%	4,713,056
17,140	Wells Fargo & Co.,
	7.50%, Series L	20,310,900
1,769,357	Wells Fargo & Co.,
	8.00%, Series J	49,630,464

		1,057,342,253

	Capital Markets—15.2%
476,265	Bank of New York Mellon Corp. (The),
	5.20%(b)	12,235,248
418,550	Charles Schwab Corp. (The),
	6.00%, Series B(b)	10,886,485
482,170	Charles Schwab Corp. (The),
	6.00%, Series C	12,493,025
841,340	Goldman Sachs Group, Inc. (The),
	5.50%, Series J	20,940,953
919,760	Goldman Sachs Group, Inc. (The),
	5.95%(b)	23,527,461
604,029	Goldman Sachs Group, Inc. (The),
	6.20%, Series B	15,457,102
370,428	Goldman Sachs Group, Inc. (The),
	6.38%, Series K(b)	9,938,583
608,633	Morgan Stanley,
	6.38%, Series I	15,763,595
348,374	Morgan Stanley,
	6.63%, Series G	9,322,488
795,255	Morgan Stanley,
	6.88%, Series F	21,511,648
824,420	Morgan Stanley,
	7.13%, Series E(b)	22,960,097
324,364	Northern Trust Corp.,
	5.85%, Series C(b)	8,521,042
554,107	State Street Corp.,
	5.25%, Series C(b)	14,174,057
619,760	State Street Corp.,
	5.90%, Series D	16,498,011

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
480,849	State Street Corp.,
	6.00%	$12,429,947

		226,659,742

	Consumer Finance—5.8%
535,037	Ally Financial, Inc.,
	8.50%, Series A	13,750,451
792,968	Capital One Financial Corp.,
	6.00%, Series B	20,323,770
400,250	Capital One Financial Corp.,
	6.20%, Series F(b)	10,346,462
352,963	Capital One Financial Corp.,
	6.25%, Series C	9,141,742
250,629	Capital One Financial Corp.,
	6.70%, Series D	6,819,615
476,114	Discover Financial Services,
	6.50%, Series B	12,707,483
493,578	HSBC Finance Corp.,
	6.36%, Series B	12,517,138

		85,606,661

	Insurance—7.8%
706,015	Aegon NV,
	6.38% (Netherlands)	18,073,984
243,508	Aegon NV,
	6.50% (Netherlands)	6,340,948
308,770	Allstate Corp. (The),
	5.63%	8,024,932
115,483	Allstate Corp. (The),
	6.25%, Series F	3,073,003
629,673	Allstate Corp. (The),
	6.63%, Series E	17,120,809
280,108	Allstate Corp. (The),
	6.75%, Series C	7,635,744
267,747	Arch Capital Group Ltd.,
	6.75%, Series C	7,191,684
230,398	Aspen Insurance Holdings Ltd.,
	5.95% (Bermuda)	5,872,845
323,886	Axis Capital Holdings Ltd.,
	6.88%, Series C	8,757,878
96,691	PartnerRe Ltd.,
	5.88%, Series F (Bermuda)	2,534,271
407,004	PartnerRe Ltd.,
	7.25%, Series E (Bermuda)	11,632,174
304,099	Prudential PLC,
	6.50% (United Kingdom)	8,067,747
182,528	Prudential PLC,
	6.75% (United Kingdom)	4,787,709
249,324	RenaissanceRe Holdings Ltd.,
	5.38%, Series E (Bermuda)	6,193,208

		115,306,936

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,393,342,872)—99.9%	1,484,915,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Financial Preferred Portfolio (PGF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.8%
40,728,730	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $40,728,730)	$40,728,730

	Total Investments (Cost $1,434,071,602)—102.7%	1,525,644,322
	Other assets less liabilities—(2.7)%	(39,657,411)

	Net Assets—100.0%	$1,485,986,911

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	21.9%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

October 31, 2015

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Oil, Gas & Consumable Fuels	14.3
Tobacco	10.9
Electric Utilities	9.0
Banks	8.6
Insurance	8.4
Gas Utilities	7.8
Multi-Utilities	7.7
Diversified Telecommunication Services	4.9
Household Products	3.5
Hotels, Restaurants & Leisure	3.3
Food Products	2.9
Energy Equipment & Services	2.1
Semiconductors & Semiconductor Equipment	1.9
Electrical Equipment	1.8
Media	1.8
Commercial Services & Supplies	1.8
Machinery	1.7
Beverages	1.6
Metals & Mining	1.6
Aerospace & Defense	1.5
Personal Products	1.5
Food & Staples Retailing	1.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—1.5%
36,395	Lockheed Martin Corp.	$8,000,713

	Banks—8.6%
231,677	Community Bank System, Inc.	9,443,155
122,139	Cullen/Frost Bankers, Inc.	8,359,193
679,551	People’s United Financial, Inc.	10,838,839
224,422	United Bankshares, Inc.	8,875,890
183,140	Westamerica Bancorp.(b)	8,096,619

		45,613,696

	Beverages—1.6%
201,669	Coca-Cola Co. (The)	8,540,682

Number of Shares		Value
	Common Stocks (continued)
	Commercial Services & Supplies—1.8%
407,276	Brady Corp., Class A	$9,265,529

	Diversified Telecommunication Services—4.9%
416,513	AT&T, Inc.	13,957,351
255,142	Verizon Communications, Inc.	11,961,057

		25,918,408

	Electric Utilities—9.0%
156,731	Duke Energy Corp.	11,201,565
380,896	PPL Corp.	13,102,823
278,152	Southern Co. (The)	12,544,655
260,962	Westar Energy, Inc.	10,360,191

		47,209,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Electrical Equipment—1.8%
202,684	Emerson Electric Co.	$9,572,765

	Energy Equipment & Services—2.1%
193,885	Helmerich & Payne, Inc.(b)	10,909,909

	Food & Staples Retailing—1.4%
183,788	Sysco Corp.	7,581,255

	Food Products—2.9%
129,547	General Mills, Inc.	7,527,976
110,094	Kellogg Co.	7,763,829

		15,291,805

	Gas Utilities—7.8%
133,321	AGL Resources, Inc.	8,332,562
159,429	Laclede Group, Inc. (The)	9,337,756
236,084	Northwest Natural Gas Co.	11,277,733
214,428	Piedmont Natural Gas Co., Inc.	12,288,869

		41,236,920

	Hotels, Restaurants & Leisure—3.3%
116,773	Darden Restaurants, Inc.	7,227,081
92,451	McDonald’s Corp.	10,377,625

		17,604,706

	Household Products—3.5%
74,418	Kimberly-Clark Corp.	8,908,579
128,450	Procter & Gamble Co. (The)	9,811,011

		18,719,590

	Insurance—8.4%
161,374	Cincinnati Financial Corp.	9,719,556
97,851	Erie Indemnity Co., Class A	8,558,049
234,190	Mercury General Corp.	12,648,602
731,136	Old Republic International Corp.	13,189,693

		44,115,900

	Machinery—1.7%
120,588	Caterpillar, Inc.	8,801,718

	Media—1.8%
198,742	Meredith Corp.	9,344,849

	Metals & Mining—1.6%
194,870	Nucor Corp.	8,243,001

	Multi-Utilities—7.7%
243,555	Avista Corp.	8,244,337
160,046	Consolidated Edison, Inc.	10,523,024
554,894	MDU Resources Group, Inc.	10,465,301
187,815	SCANA Corp.	11,122,404

		40,355,066

	Oil, Gas & Consumable Fuels—14.3%
160,193	Chevron Corp.	14,558,340
297,772	ConocoPhillips	15,886,136
123,164	Exxon Mobil Corp.	10,190,589
134,027	Occidental Petroleum Corp.	9,990,373
455,336	ONEOK, Inc.	15,444,997
243,051	Williams Cos., Inc. (The)	9,585,932

		75,656,367

Number of Shares		Value
	Common Stocks (continued)
	Personal Products—1.5%
204,720	Nu Skin Enterprises, Inc., Class A(b)	$7,822,351

	Semiconductors & Semiconductor Equipment—1.9%
246,878	Maxim Integrated Products, Inc.	10,117,060

	Tobacco—10.9%
177,878	Altria Group, Inc.	10,756,283
375,222	Reynolds American, Inc.	18,130,727
209,859	Universal Corp.	11,334,484
717,668	Vector Group Ltd.(b)	17,403,449

		57,624,943

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $499,912,219)—100.0%	527,546,467

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.0%
15,985,167	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(c)(d) (Cost $15,985,167)	15,985,167

	Total Investments (Cost $515,897,386)—103.0%	543,531,634
	Other assets less liabilities—(3.0)%	(16,015,893)

	Net Assets—100.0%	$527,515,741

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares International Dividend Achievers™ Portfolio (PID)

October 31, 2015

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Energy	28.2
Financials	16.6
Consumer Discretionary	9.3
Telecommunication Services	8.9
Industrials	8.7
Consumer Staples	8.6
Materials	8.0
Health Care	6.3
Information Technology	3.4
Utilities	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—6.4%
651,522	BHP Billiton Ltd. ADR(a)	$21,428,559
718,576	BHP Billiton PLC ADR(a)	23,174,076
1,062,890	Westpac Banking Corp. ADR(a)	23,776,849

		68,379,484

	Belgium—1.2%
104,677	Anheuser-Busch InBev NV ADR	12,491,106

	Bermuda—5.6%
472,826	Brookfield Infrastructure Partners LP(a)	19,887,061
40,491	RenaissanceRe Holdings Ltd.	4,439,028
1,407,159	Teekay LNG Partners LP(a)	34,953,830

		59,279,919

	Brazil—0.8%
521,655	Ultrapar Participacoes SA ADR	9,029,848

	Canada—14.7%
465,623	BCE, Inc.	20,119,570
109,564	Canadian National Railway Co.	6,693,265
543,590	Canadian Natural Resources Ltd.	12,622,160
298,444	Enbridge, Inc.	12,740,574
153,514	Franco-Nevada Corp.	7,781,625
126,805	Imperial Oil Ltd.	4,216,266
125,205	Magna International, Inc.	6,602,060
196,800	Ritchie Bros. Auctioneers, Inc.(a)	5,110,896
485,263	Rogers Communications, Inc., Class B(a)	19,313,467
834,337	Shaw Communications, Inc., Class B	17,312,493
424,865	Suncor Energy, Inc.	12,631,236
449,636	TELUS Corp.(a)	15,004,353

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
498,603	TransCanada Corp.	$16,748,075

		156,896,040

	Colombia—1.3%
401,290	Bancolombia SA (Preference Shares) ADR	13,892,660

	Denmark—0.4%
85,160	Novo Nordisk A/S, Class B ADR	4,528,809

	France—1.1%
239,604	Sanofi ADR	12,061,665

	Germany—0.4%
105,950	Fresenius Medical Care AG & Co. KGaA ADR(a)	4,760,334

	India—2.6%
85,797	Axis Bank Ltd. GDR(b)	3,101,561
41,129	HDFC Bank Ltd. ADR	2,514,627
734,393	ICICI Bank Ltd. ADR	6,330,468
427,761	Infosys Ltd. ADR	7,768,140
149,288	Larsen & Toubro Ltd. GDR(b)	3,194,763
163,926	Reliance Industries Ltd. GDR(b)	4,704,676

		27,614,235

	Ireland—0.1%
4,585	Shire PLC ADR	1,041,024

	Israel—0.6%
115,329	Teva Pharmaceutical Industries Ltd. ADR	6,826,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares International Dividend Achievers™ Portfolio (PID) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy—0.4%
61,978	Luxottica Group SpA ADR	$4,348,377

	Japan—2.2%
262,919	Honda Motor Co. Ltd. ADR	8,710,507
179,751	Nippon Telegraph & Telephone Corp. ADR	6,602,254
112,119	ORIX Corp. ADR	8,173,475

		23,486,236

	Kazakhstan—1.4%
2,066,580	KazMunaiGas Exploration Production JSC GDR(b)	14,466,060

	Mexico—0.6%
361,753	America Movil SAB de CV, Series L ADR	6,442,821

	Netherlands—0.3%
32,682	ASML Holding NV	3,032,563

	Norway—2.1%
1,396,514	Statoil ASA ADR(a)	22,567,666

	Russia—5.0%
616,222	LUKOIL PJSC ADR	22,368,859
186,574	Magnit PJSC GDR(b)	8,492,848
83,090	Novatek OAO GDR(b)	7,598,581
3,623,977	Rosneft OAO GDR(b)	14,495,908

		52,956,196

	South Africa—1.8%
594,515	Sasol Ltd. ADR	19,119,602

	Sweden—1.3%
1,463,306	Telefonaktiebolaget LM Ericsson, Class B ADR	14,252,600

	Switzerland—3.2%
732,949	ABB Ltd. ADR(a)	13,838,077
100,537	Novartis AG ADR	9,091,561
174,308	Syngenta AG ADR(a)	11,729,185

		34,658,823

	United Kingdom—22.7%
1,525,206	Amec Foster Wheeler PLC ADR(a)	16,655,249
66,111	ARM Holdings PLC ADR	3,135,645
553,336	Barclays PLC ADR	7,873,971
146,178	British American Tobacco PLC ADR	17,263,622
151,300	BT Group PLC ADR	10,843,671
173,744	Diageo PLC ADR	19,994,459
529,110	GlaxoSmithKline PLC ADR	22,783,477
566,165	HSBC Holdings PLC ADR(a)	22,120,067
202,449	Intercontinental Hotels Group PLC ADR	8,073,666
939,834	Pearson PLC ADR(a)	12,518,589
146,880	Pentair PLC	8,213,530
224,593	Prudential PLC ADR	10,508,706
588,455	Rio Tinto PLC ADR(a)	21,484,492
164,410	Smith & Nephew PLC ADR(a)	5,609,669
296,964	Unilever NV(a)	13,357,441
294,168	Unilever PLC ADR	13,075,768
520,199	Vodafone Group PLC ADR	17,150,961

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
99,940	WPP PLC ADR	$11,199,276

		241,862,259

	United States—23.7%
81,773	Accenture PLC, Class A	8,766,066
89,477	ACE Ltd.	10,159,219
208,889	Allied World Assurance Co. Holdings AG	7,595,204
129,581	Axis Capital Holdings Ltd.	6,997,374
95,071	Bunge Ltd.	6,936,380
57,224	Core Laboratories NV(a)	6,656,868
234,201	Eaton Corp. PLC	13,094,178
1,955,824	Ensco PLC, Class A	32,525,353
491,262	Garmin Ltd.	17,425,063
318,551	Invesco Ltd.(c)	10,566,337
187,350	Lazard Ltd., Class A	8,678,052
867,710	Maiden Holdings Ltd.	13,492,890
1,814,057	OFG Bancorp(a)	16,707,465
5,081	Perrigo Co. PLC	801,477
2,413,363	Teekay Offshore Partners LP(a)	37,093,389
2,170,253	Textainer Group Holdings Ltd.(a)	42,450,149
315,696	Thomson Reuters Corp.	12,949,850

		252,895,314

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,179,529,027)—99.9%	1,066,889,965

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.7%
145,837,894	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $145,837,894)	145,837,894

	Total Investments (Cost $1,325,366,921)—113.6%	1,212,727,859
	Other assets less liabilities—(13.6)%	(145,376,230)

	Net Assets—100.0%	$1,067,351,629

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2015.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2015 was $56,054,397, which represented 5.25% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares International Dividend Achievers™ Portfolio (PID) (continued)

October 31, 2015

(Unaudited)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	PowerShares BuyBack Achievers™ Portfolio (PKW)	PowerShares Dividend Achievers™ Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)	PowerShares International Dividend Achievers™ Portfolio (PID)
Assets:
Unaffiliated investments, at value(a)	$2,449,716,279	$295,116,979	$1,484,915,592	$527,546,467	$1,056,323,628
Affiliated investments, at value	39,154,072	656,434	40,728,730	15,985,167	156,404,231

Total investments, at value	2,488,870,351	295,773,413	1,525,644,322	543,531,634	1,212,727,859
Receivables:
Investments sold	42,215,901	1,105,084	—	—	12,477,385
Shares sold	25,982,286	—	—	—	—
Dividends	1,411,177	588,889	4,326,233	1,591,913	2,259,341
Securities lending	31,685	—	74,392	5,429	218,892
Foreign tax reclaims	—	—	—	—	940,630
Settlement proceeds	—	—	—	—	1,765
Other assets	3,351	672	1,493	1,083	2,325

Total Assets	2,558,514,751	297,468,058	1,530,046,440	545,130,059	1,228,628,197

Liabilities:
Due to custodian	—	210,194	1,255,315	381,704	2,584,794
Payables:
Investments purchased	42,447,372	—	645,000	634,721	—
Collateral upon return of securities loaned	35,449,128	—	40,728,730	15,985,167	145,837,894
Shares repurchased	25,978,528	1,041,597	—	—	11,361,816
Accrued advisory fees	1,017,419	99,042	615,888	170,591	377,977
Accrued trustees’ and officer’s fees	51,700	24,542	85,609	27,663	53,908
Accrued expenses	2,100,721	274,679	728,987	414,472	1,060,179

Total Liabilities	107,044,868	1,650,054	44,059,529	17,614,318	161,276,568

Net Assets	$2,451,469,883	$295,818,004	$1,485,986,911	$527,515,741	$1,067,351,629

Net Assets Consist of:
Shares of beneficial interest	$2,374,633,059	$260,897,677	$1,406,134,947	$621,885,612	$1,498,112,377
Undistributed net investment income	1,951,784	728,017	608,709	570,204	5,665,345
Undistributed net realized gain (loss)	(33,612,340)	(12,513,351)	(12,329,465)	(122,574,323)	(323,787,031)
Net unrealized appreciation (depreciation)	108,497,380	46,705,661	91,572,720	27,634,248	(112,639,062)

Net Assets	$2,451,469,883	$295,818,004	$1,485,986,911	$527,515,741	$1,067,351,629

Shares outstanding (unlimited amount authorized, $0.01 par value)	51,900,000	14,200,000	80,150,000	38,600,000	68,650,000
Net asset value	$47.23	$20.83	$18.54	$13.67	$15.55

Market price	$47.29	$20.85	$18.55	$13.69	$15.54

Unaffiliated investments, at cost	$2,340,743,275	$248,239,626	$1,393,342,872	$499,912,219	$1,166,194,482

Affiliated investments, at cost	$39,629,696	$828,126	$40,728,730	$15,985,167	$159,172,439

Total investments, at cost	$2,380,372,971	$249,067,752	$1,434,071,602	$515,897,386	$1,325,366,921

(a) Includes securities on loan with an aggregate value of	$34,597,426	$—	$39,846,599	$16,248,650	$142,211,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Operations

For the six months ended October 31, 2015

(Unaudited)

	PowerShares BuyBack Achievers™ Portfolio (PKW)	PowerShares Dividend Achievers™ Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)	PowerShares International Dividend Achievers™ Portfolio (PID)
Investment Income:
Unaffiliated dividend income	$22,512,853	$4,560,911	$45,734,454	$10,588,696	$30,872,380
Affiliated dividend income	132,059	11,933	3,407	141	189,184
Securities lending income	256,857	—	313,335	23,596	951,263
Foreign withholding tax	—	—	—	—	(2,033,883)

Total Income	22,901,769	4,572,844	46,051,196	10,612,433	29,978,944

Expenses:
Advisory fees	6,896,850	640,248	3,603,822	1,021,996	2,688,634
Sub-licensing fees	1,379,369	160,061	681,125	255,499	672,157
Accounting & administration fees	293,739	34,245	143,962	56,405	149,435
Trustees’ and officer’s fees	27,701	6,362	15,445	8,168	15,638
Custodian & transfer agent fees	20,290	11,636	27,832	7,459	41,113
Other expenses	111,494	31,600	76,704	40,532	73,726

Total Expenses	8,729,443	884,152	4,548,890	1,390,059	3,640,703

Less: Waivers	(1,339)	(181)	(8,812)	(305)	(684)

Net Expenses	8,728,104	883,971	4,540,078	1,389,754	3,640,019

Net Investment Income	14,173,665	3,688,873	41,511,118	9,222,679	26,338,925

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(5,694,458)	3,028	5,834,871	(1,878,108)	(34,061,743)
In-kind redemptions	62,352,574	8,867,481	15,106,794	14,094,885	15,694,175
Foreign currencies	—	—	—	—	(365)

Net realized gain (loss)	56,658,116	8,870,509	20,941,665	12,216,777	(18,367,933)

Net change in unrealized appreciation (depreciation) on investment securities	(154,368,083)	(19,070,476)	(14,620,397)	(5,219,832)	(223,529,226)

Net realized and unrealized gain (loss)	(97,709,967)	(10,199,967)	6,321,268	6,996,945	(241,897,159)

Net increase (decrease) in net assets resulting from operations	$(83,536,302)	$(6,511,094)	$47,832,386	$16,219,624	$(215,558,234)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Changes in Net Assets

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares BuyBack Achievers™ Portfolio (PKW)		PowerShares Dividend Achievers™ Portfolio (PFM)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income	$14,173,665	$30,836,737	$3,688,873	$7,376,238
Net realized gain (loss)	56,658,116	258,161,485	8,870,509	24,781,463
Net change in unrealized appreciation (depreciation)	(154,368,083)	37,064,023	(19,070,476)	(8,826,932)

Net increase (decrease) in net assets resulting from operations	(83,536,302)	326,062,245	(6,511,094)	23,330,769

Distributions to Shareholders from:
Net investment income	(17,121,957)	(32,756,576)	(4,131,916)	(7,214,576)

Shareholder Transactions:
Proceeds from shares sold	124,854,583	1,366,740,866	2,051,495	49,356,388
Value of shares repurchased	(543,650,561)	(1,594,242,954)	(39,409,312)	(73,210,711)

Net increase (decrease) in net assets resulting from shares transactions	(418,795,978)	(227,502,088)	(37,357,817)	(23,854,323)

Increase (Decrease) in Net Assets	(519,454,237)	65,803,581	(48,000,827)	(7,738,130)

Net Assets:
Beginning of period	2,970,924,120	2,905,120,539	343,818,831	351,556,961

End of period	$2,451,469,883	$2,970,924,120	$295,818,004	$343,818,831

Undistributed net investment income at end of period	$1,951,784	$4,900,076	$728,017	$1,171,060

Changes in Shares Outstanding:
Shares sold	2,650,000	28,850,000	100,000	2,300,000
Shares repurchased	(11,650,000)	(34,850,000)	(1,950,000)	(3,400,000)
Shares outstanding, beginning of period	60,900,000	66,900,000	16,050,000	17,150,000

Shares outstanding, end of period	51,900,000	60,900,000	14,200,000	16,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Financial Preferred Portfolio (PGF)		PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)		PowerShares International Dividend Achievers™ Portfolio (PID)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$41,511,118	$84,111,917	$9,222,679	$16,444,680	$26,338,925	$38,304,869
20,941,665	18,545,919	12,216,777	55,819,802	(18,367,933)	3,930,446
(14,620,397)	17,654,230	(5,219,832)	(9,435,272)	(223,529,226)	(19,752,892)

47,832,386	120,312,066	16,219,624	62,829,210	(215,558,234)	22,482,423

(41,315,222)	(83,658,606)	(8,866,634)	(16,547,207)	(26,843,774)	(36,588,767)

96,355,591	96,086,975	67,376,697	394,961,598	12,037,214	570,101,010
(88,602,292)	(96,582,262)	(84,538,374)	(297,022,280)	(274,129,852)	(144,801,898)

7,753,299	(495,287)	(17,161,677)	97,939,318	(262,092,638)	425,299,112

14,270,463	36,158,173	(9,808,687)	144,221,321	(504,494,646)	411,192,768

1,471,716,448	1,435,558,275	537,324,428	393,103,107	1,571,846,275	1,160,653,507

$1,485,986,911	$1,471,716,448	$527,515,741	$537,324,428	$1,067,351,629	$1,571,846,275

$608,709	$412,813	$570,204	$214,159	$5,665,345	$6,170,194

5,250,000	5,250,000	5,150,000	30,300,000	700,000	30,700,000
(4,850,000)	(5,300,000)	(6,500,000)	(22,250,000)	(17,400,000)	(7,900,000)
79,750,000	79,800,000	39,950,000	31,900,000	85,350,000	62,550,000

80,150,000	79,750,000	38,600,000	39,950,000	68,650,000	85,350,000

21

Financial Highlights

PowerShares BuyBack AchieversTM Portfolio (PKW)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$48.78		$43.42		$34.60		$29.40	$27.27	$22.36
Net investment income(a)	0.25		0.51		0.39		0.37	0.27	0.11
Net realized and unrealized gain (loss) on investments	(1.50)		5.38		8.70		5.18	2.12	4.87
Total from investment operations	(1.25)		5.89		9.09		5.55	2.39	4.98
Distributions to shareholders from:
Net investment income	(0.30)		(0.53)		(0.27)		(0.35)	(0.26)	(0.07)
Net asset value at end of period	$47.23		$48.78		$43.42		$34.60	$29.40	$27.27
Market price at end of period(b)	$47.29		$48.77		$43.42		$34.61	$29.40	$27.27
Net Asset Value Total Return(c)	(2.56)%		13.63%		26.36%		19.08%	8.91%	22.34%
Market Price Total Return(c)	(2.42)%		13.61%		26.32%		19.11%	8.91%	22.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,451,470		$2,970,924		$2,905,121		$418,621	$139,641	$43,637
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)(e)	0.63	%(d)	0.66	%(d)	0.70%	0.71%	0.70%
Expenses, prior to Waivers	0.63	%(d)(e)	0.63	%(d)	0.66	%(d)	0.70%	0.79%	1.00%
Net investment income, after Waivers	1.03	%(e)	1.09%		0.95%		1.21%	1.00%	0.49%
Portfolio turnover rate(f)	2%		68%		92%		80%	32%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dividend AchieversTM Portfolio (PFM)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$21.42		$20.50	$18.33	$15.81	$15.29	$13.21
Net investment income(a)	0.24		0.44	0.39	0.38	0.34	0.31
Net realized and unrealized gain (loss) on investments	(0.56)		0.90	2.16	2.52	0.51	2.08
Total from investment operations	(0.32)		1.34	2.55	2.90	0.85	2.39
Distributions to shareholders from:
Net investment income	(0.27)		(0.42)	(0.38)	(0.38)	(0.33)	(0.31)
Net asset value at end of period	$20.83		$21.42	$20.50	$18.33	$15.81	$15.29
Market price at end of period(b)	$20.85		$21.40	$20.50	$18.32	$15.80	$15.29
Net Asset Value Total Return(c)	(1.47)%		6.54%	14.11%	18.67%	5.78%	18.39%
Market Price Total Return(c)	(1.28)%		6.44%	14.17%	18.68%	5.71%	18.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$295,818		$343,819	$351,557	$296,928	$252,988	$217,859
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.55%	0.55%	0.58%	0.60%	0.60%
Expenses, prior to Waivers	0.55	%(d)	0.55%	0.55%	0.58%	0.60%	0.61%
Net investment income, after Waivers	2.30	%(d)	2.07%	2.05%	2.28%	2.28%	2.30%
Portfolio turnover rate(e)	2%		20%	21%	18%	20%	11%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights (continued)

PowerShares Financial Preferred Portfolio (PGF)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$18.45		$17.99	$18.67	$17.79	$18.26	$16.97
Net investment income(a)	0.53		1.07	1.10	1.18	1.17	1.18
Net realized and unrealized gain (loss) on investments	0.09		0.45	(0.68)	0.85	(0.42)	1.36
Total from investment operations	0.62		1.52	0.42	2.03	0.75	2.54
Distributions to shareholders from:
Net investment income	(0.53)		(1.06)	(1.10)	(1.15)	(1.17)	(1.21)
Return of capital	—		—	—	—	(0.05)	(0.04)
Total distributions	(0.53)		(1.06)	(1.10)	(1.15)	(1.22)	(1.25)
Net asset value at end of period	$18.54		$18.45	$17.99	$18.67	$17.79	$18.26
Market price at end of period(b)	$18.55		$18.46	$17.98	$18.70	$17.83	$18.28
Net Asset Value Total Return(c)	3.42%		8.73%	2.63%	11.78%	4.56%	15.57%
Market Price Total Return(c)	3.42%		8.85%	2.41%	11.71%	4.68%	15.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,485,987		$1,471,716	$1,435,558	$1,891,452	$1,612,698	$1,832,516
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.64%	0.66%	0.66%
Expenses, prior to Waivers	0.63	%(d)	0.63%	0.63%	0.64%	0.66%	0.66%
Net investment income, after Waivers	5.76	%(d)	5.87%	6.28%	6.47%	6.76%	6.75%
Portfolio turnover rate(e)	7%		9%	30%	18%	6%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$13.45		$12.32	$10.77	$9.36	$9.06	$8.44
Net investment income(a)	0.24		0.43	0.42	0.42	0.35	0.34
Net realized and unrealized gain on investments	0.21		1.13	1.54	1.41	0.29	0.63
Total from investment operations	0.45		1.56	1.96	1.83	0.64	0.97
Distributions to shareholders from:
Net investment income	(0.23)		(0.43)	(0.41)	(0.42)	(0.34)	(0.34)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.23)		(0.43)	(0.41)	(0.42)	(0.34)	(0.35)
Net asset value at end of period	$13.67		$13.45	$12.32	$10.77	$9.36	$9.06
Market price at end of period(b)	$13.69		$13.45	$12.32	$10.76	$9.36	$9.06
Net Asset Value Total Return(c)	3.42%		12.89%	18.61%	20.16%	7.37%	11.91%
Market Price Total Return(c)	3.57%		12.89%	18.72%	20.05%	7.37%	11.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$527,516		$537,324	$393,103	$322,476	$276,169	$208,471
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(d)	0.54%	0.55%	0.57%	0.60%	0.60%
Expenses, prior to Waivers	0.54	%(d)	0.54%	0.55%	0.57%	0.60%	0.62%
Net investment income, after Waivers	3.61	%(d)	3.29%	3.70%	4.31%	3.88%	4.02%
Portfolio turnover rate(e)	9%		45%	51%	32%	35%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights (continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$18.42		$18.56	$17.27		$15.35	$16.85	$14.26
Net investment income(a)	0.33		0.51	0.67	(b)	0.40	0.48	0.47
Net realized and unrealized gain (loss) on investments	(2.87)		(0.17)	1.26		1.93	(1.49)	2.59
Total from investment operations	(2.54)		0.34	1.93		2.33	(1.01)	3.06
Distributions to shareholders from:
Net investment income	(0.33)		(0.48)	(0.64)		(0.41)	(0.49)	(0.47)
Net asset value at end of period	$15.55		$18.42	$18.56		$17.27	$15.35	$16.85
Market price at end of period(c)	$15.54		$18.43	$18.58		$17.31	$15.37	$16.89
Net Asset Value Total Return(d)	(13.87)%		1.83%	11.50%		15.63%	(5.87)%	21.95%
Market Price Total Return(d)	(13.97)%		1.77%	11.35%		15.75%	(5.97)%	22.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,067,352		$1,571,846	$1,160,654		$877,341	$690,196	$550,282
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(e)	0.55%	0.54%		0.56%	0.55%	0.58%
Expenses, prior to Waivers	0.54	%(e)	0.55%	0.54%		0.56%	0.56%	0.58%
Net investment income, after Waivers	3.92	%(e)	2.77%	3.82	%(b)	2.57%	3.20%	3.20%
Portfolio turnover rate(f)	20%		66%	49%		46%	33%	42%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.43 and 2.42%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares BuyBack AchieversTM Portfolio (PKW)	“BuyBack AchieversTM Portfolio”
PowerShares Dividend AchieversTM Portfolio (PFM)	“Dividend AchieversTM Portfolio”
PowerShares Financial Preferred Portfolio (PGF)	“Financial Preferred Portfolio”
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	“High Yield Equity Dividend AchieversTM Portfolio”
PowerShares International Dividend AchieversTM Portfolio (PID)	“International Dividend AchieversTM Portfolio”

Each portfolio (each, a “Fund,” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack AchieversTM Portfolio	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM Portfolio	NASDAQ US Broad Dividend AchieversTM Index
Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM Portfolio	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM Portfolio	NASDAQ International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

25

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

26

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. BuyBack AchieversTM Portfolio and Financial Preferred Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Financial Preferred Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Dividend Paying Security Risk. Dividend AchieversTM Portfolio, High Yield Equity Dividend AchieversTM Portfolio and International Dividend AchieversTM Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Foreign Securities Risk. For Financial Preferred Portfolio and International Dividend AchieversTM Portfolio, investments in foreign securities involve risks in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of a Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

High Yield Securities Risk. For Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. Financial Preferred Portfolio faces special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt

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instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2015, BuyBack AchieversTM Portfolio, Financial Preferred Portfolio, High Yield Equity Dividend AchieversTM Portfolio and International Dividend AchieversTM Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM Portfolio and Financial Preferred Portfolio, each of which pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for BuyBack AchieversTM Portfolio and Financial Preferred Portfolio) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for the BuyBack AchieversTM Portfolio and Financial Preferred Portfolio) (the “Expense Cap”), through at least August 31, 2016. Offering costs excluded from the Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2016. The Expense Agreement cannot be terminated during its term. For each Fund, the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

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For the six-month period ended October 31, 2015, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM Portfolio	$1,339
Dividend AchieversTM Portfolio	181
Financial Preferred Portfolio	8,812
High Yield Equity Dividend AchieversTM Portfolio	305
International Dividend AchieversTM Portfolio	684

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the six-month period ended October 31, 2015, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
BuyBack AchieversTM Portfolio	NASDAQ OMX Group, Inc.
Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.
Financial Preferred Portfolio	Wells Fargo Securities, LLC
High Yield Equity Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.
International Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows certain Funds’ transactions in, and earnings from, investments in affiliates for the six-month period ended October 31, 2015.

BuyBack AchieversTM Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$2,502,438	$114,334	$(302,571)	$(481,757)	$(35,765)	$1,796,679	$131,448

Dividend AchieversTM Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
Invesco Ltd.	$921,802	$14,371	$(99,122)	$(161,899)	$(18,718)	$656,434	$11,854

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International Dividend AchieversTM Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
Invesco Ltd.	$14,328,131	$1,671,485	$(2,534,159)	$(2,619,194)	$(279,926)	$10,566,337	$188,905

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
BuyBack Achievers™ Portfolio	$2,915,680	$800,254	$12,142,749	$2,107,645	$18,466,316	$—	$36,432,644	$—
Dividend Achievers™ Portfolio	—	1,209,931	14,632,363	2,339,194	—	—	18,181,488	—
Financial Preferred Portfolio	8,521,274	9,034,558	7,354,935	—	—	—	24,910,767	—
High Yield Equity Dividend Achievers™ Portfolio	884,585	81,487,358	44,815,128	2,187,574	—	—	129,374,645	—
International Dividend Achievers™ Portfolio	1,975,339	59,472,841	145,514,837	11,745,409	25,801,378	3,096,285	247,606,089	148,582

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
BuyBack AchieversTM Portfolio	$63,647,154	$66,703,632
Dividend AchieversTM Portfolio	7,602,520	7,775,699
Financial Preferred Portfolio	100,743,207	101,014,134
High Yield Equity Dividend AchieversTM Portfolio	48,556,612	47,719,600
International Dividend AchieversTM Portfolio	270,763,095	268,691,556

For the six-month period ended October 31, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BuyBack AchieversTM Portfolio	$124,782,406	$542,707,162
Dividend AchieversTM Portfolio	2,050,060	39,328,574
Financial Preferred Portfolio	87,753,965	86,977,833
High Yield Equity Dividend AchieversTM Portfolio	67,357,493	84,986,757
International Dividend AchieversTM Portfolio	12,036,598	273,779,906

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BuyBack AchieversTM Portfolio	$248,107,302	$(156,825,419)	$91,281,883	$2,397,588,468
Dividend AchieversTM Portfolio	55,542,003	(12,038,714)	43,503,289	252,270,124
Financial Preferred Portfolio	100,876,813	(17,664,456)	83,212,357	1,442,431,965
High Yield Equity Dividend AchieversTM Portfolio	50,581,970	(27,770,140)	22,811,830	520,719,804
International Dividend AchieversTM Portfolio	67,957,487	(206,580,041)	(138,622,554)	1,351,350,413

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as

32

possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

In addition to the fees and expenses which the PowerShares BuyBack Achievers™ Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares BuyBack AchieversTM Portfolio (PKW)
Actual	$1,000.00	$974.35	0.63%	$3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares Dividend AchieversTM Portfolio (PFM)
Actual	1,000.00	985.32	0.55	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.55	2.80
PowerShares Financial Preferred Portfolio (PGF)
Actual	1,000.00	1,034.20	0.63	3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)
Actual	1,000.00	1,034.19	0.54	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.42	0.54	2.75

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Fees and Expenses (continued)

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares International Dividend AchieversTM Portfolio (PID)
Actual	$1,000.00	$861.31	0.54%	$2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.42	0.54	2.75

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2015

2015 Semi-Annual Report to Shareholders

PBE	PowerShares Dynamic Biotechnology & Genome Portfolio

PKB	PowerShares Dynamic Building & Construction Portfolio

PXE	PowerShares Dynamic Energy Exploration & Production Portfolio

PBJ	PowerShares Dynamic Food & Beverage Portfolio

PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio

PBS	PowerShares Dynamic Media Portfolio

PXQ	PowerShares Dynamic Networking Portfolio

PXJ	PowerShares Dynamic Oil & Gas Services Portfolio

PJP	PowerShares Dynamic Pharmaceuticals Portfolio

PMR	PowerShares Dynamic Retail Portfolio

PSI	PowerShares Dynamic Semiconductors Portfolio

PSJ	PowerShares Dynamic Software Portfolio

2

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Biotechnology	94.3
Pharmaceuticals	4.0
Health Care Equipment	1.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—94.3%
391,141	Acorda Therapeutics, Inc.(b)	$14,096,722
131,223	Alexion Pharmaceuticals, Inc.(b)	23,095,248
117,375	Alnylam Pharmaceuticals, Inc.(b)	10,088,381
150,557	Amgen, Inc.	23,815,106
2,155,227	Array BioPharma, Inc.(b)(c)	11,034,762
1,121,021	BioCryst Pharmaceuticals, Inc.(b)	10,077,979
77,284	Biogen, Inc.(b)	22,451,775
176,231	BioMarin Pharmaceutical, Inc.(b)	20,626,076
369,574	Emergent Biosolutions, Inc.(b)	11,881,804
217,763	Gilead Sciences, Inc.	23,546,713
695,385	Halozyme Therapeutics, Inc.(b)	10,882,775
896,502	ImmunoGen, Inc.(b)	10,489,073
195,701	Incyte Corp.(b)	23,000,739
378,423	Insys Therapeutics, Inc.(b)(c)	9,748,177
248,391	Isis Pharmaceuticals, Inc.(b)	11,960,027
3,265,829	MannKind Corp.(b)(c)	10,809,894
277,070	Medivation, Inc.(b)	11,653,564
628,475	Momenta Pharmaceuticals, Inc.(b)	10,313,275
351,415	Myriad Genetics, Inc.(b)(c)	14,186,624
274,310	Neurocrine Biosciences, Inc.(b)	13,465,878
1,121,021	OPKO Health, Inc.(b)(c)	10,593,648
2,265,849	PDL BioPharma, Inc.(c)	10,377,588
43,731	Regeneron Pharmaceuticals, Inc.(b)	24,375,222
373,347	Repligen Corp.(b)	12,410,054
303,008	Seattle Genetics, Inc.(b)	12,571,802
79,774	United Therapeutics Corp.(b)	11,697,262
175,087	Vertex Pharmaceuticals, Inc.(b)	21,840,352

		401,090,520

	Health Care Equipment—1.7%
528,137	Cardiovascular Systems, Inc.(b)	7,235,477

	Pharmaceuticals—4.0%
452,689	Sucampo Pharmaceuticals, Inc., Class A(b)	8,764,059
926,342	Theravance, Inc.(c)	8,133,283

		16,897,342

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $422,366,566)—100.0%	425,223,339

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.9%
59,255,491	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $59,255,491)	$59,255,491

	Total Investments (Cost $481,622,057)—113.9%	484,478,830
	Other assets less liabilities—(13.9)%	(59,143,802)

	Net Assets—100.0%	$425,335,028

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Construction Materials	18.0
Building Products	17.3
Construction & Engineering	14.5
Home Improvement Retail	10.6
Homebuilding	10.0
Forest Products	8.1
Specialty Stores	5.4
Home Furnishings	4.9
Industrial Conglomerates	4.3
Heavy Electrical Equipment	2.5
Environmental & Facilities Services	2.2
Office Services & Supplies	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Building Products—17.3%
25,178	A.O. Smith Corp.	$1,934,174
24,455	American Woodmark Corp.(b)	1,777,878
32,025	Apogee Enterprises, Inc.	1,586,198
82,322	Continental Building Products, Inc.(b)	1,446,398
36,964	Owens Corning	1,682,971
27,094	Universal Forest Products, Inc.	1,967,837

		10,395,456

	Construction & Engineering—14.5%
58,840	Comfort Systems USA, Inc.	1,878,761
22,878	Dycom Industries, Inc.(b)	1,740,787
35,691	EMCOR Group, Inc.	1,723,161
40,729	Jacobs Engineering Group, Inc.(b)	1,634,862
94,349	KBR, Inc.	1,739,796

		8,717,367

	Construction Materials—18.0%
80,850	Headwaters, Inc.(b)	1,661,468
18,029	Martin Marietta Materials, Inc.	2,797,199
68,933	Summit Materials, Inc., Class A(b)	1,451,729
32,050	US Concrete, Inc.(b)	1,777,493
32,285	Vulcan Materials Co.	3,118,085

		10,805,974

	Environmental & Facilities Services—2.2%
38,741	Team, Inc.(b)	1,355,935

	Forest Products—8.1%
50,749	Boise Cascade Co.(b)	1,518,917
26,259	Deltic Timber Corp.	1,627,008

Number of Shares		Value
	Common Stocks (continued)
	Forest Products (continued)
99,421	Louisiana-Pacific Corp.(b)	$1,755,775

		4,901,700

	Heavy Electrical Equipment—2.5%
89,277	Babcock & Wilcox Enterprises, Inc.(b)	1,515,924

	Home Furnishings—4.9%
15,101	Mohawk Industries, Inc.(b)	2,952,246

	Home Improvement Retail—10.6%
25,390	Home Depot, Inc. (The)	3,139,220
43,591	Lowe’s Cos., Inc.	3,218,323

		6,357,543

	Homebuilding—10.0%
99,030	D.R. Horton, Inc.	2,915,443
60,525	Installed Building Products, Inc.(b)	1,340,629
1,078	NVR, Inc.(b)	1,765,505

		6,021,577

	Industrial Conglomerates—4.3%
29,522	Carlisle Cos., Inc.	2,568,414

	Office Services & Supplies—2.2%
67,983	Interface, Inc.	1,329,068

	Specialty Stores—5.4%
34,943	Tractor Supply Co.	3,228,384

	Total Common Stocks (Cost $53,110,492)	60,149,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Building & Construction Portfolio (PKB) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
66,305	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $66,305)	$66,305

	Total Investments (Cost $53,176,797)—100.1%	60,215,893
	Other assets less liabilities—(0.1)%	(60,703)

	Net Assets—100.0%	$60,155,190

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Oil & Gas Exploration & Production	51.6
Oil & Gas Refining & Marketing	43.3
Integrated Oil & Gas	5.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Integrated Oil & Gas—5.0%
65,734	Occidental Petroleum Corp.	$4,899,812

	Oil & Gas Exploration & Production—51.6%
105,266	Apache Corp.	4,961,187
750,957	California Resources Corp.	3,033,866
348,549	Chesapeake Energy Corp.(b)	2,485,154
23,907	Cimarex Energy Co.	2,822,460
619,179	Denbury Resources, Inc.(b)	2,191,894
111,901	Devon Energy Corp.	4,692,009
61,083	EOG Resources, Inc.	5,243,976
412,785	EP Energy Corp., Class A(c)	2,274,445
82,183	Hess Corp.	4,619,506
780,540	Linn Energy LLC(b)	1,982,572
85,744	Murphy Oil Corp.	2,437,702
81,513	Newfield Exploration Co.(c)	3,276,008
257,837	Oasis Petroleum, Inc.(c)	2,998,644
188,014	QEP Resources, Inc.	2,906,696
74,166	SM Energy Co.	2,473,436
364,843	WPX Energy, Inc.(c)	2,502,823

		50,902,378

	Oil & Gas Refining & Marketing—43.3%
139,609	Alon USA Energy, Inc.	2,338,451
100,695	Alon USA Partners LP(b)	2,478,104
65,143	CVR Energy, Inc.	2,896,258
133,599	CVR Refining LP	2,933,834
85,179	Delek US Holdings, Inc.	2,316,869
54,993	HollyFrontier Corp.	2,693,007
100,006	Marathon Petroleum Corp.	5,180,311
100,733	Northern Tier Energy LP	2,703,674
87,673	PBF Energy, Inc., Class A	2,980,882
61,147	Phillips 66	5,445,140
27,561	Tesoro Corp.	2,947,098
80,038	Valero Energy Corp.	5,276,105
59,583	Western Refining, Inc.	2,479,844

		42,669,577

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $101,536,497)—99.9%	98,471,767

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.7%
4,561,275	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $4,561,275)	$4,561,275

	Total Investments (Cost $106,097,772)—104.6%	103,033,042
	Other assets less liabilities—(4.6)%	(4,488,570)

	Net Assets—100.0%	$98,544,472

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Packaged Foods & Meats	47.3
Agricultural Products	13.3
Food Retail	12.4
Soft Drinks	11.6
Restaurants	8.0
Food Distributors	7.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—13.3%
283,788	Archer-Daniels-Midland Co.	$12,957,760
95,240	Bunge Ltd.	6,948,710
174,226	Fresh Del Monte Produce, Inc.	7,949,932
80,274	Ingredion, Inc.	7,630,847

		35,487,249

	Food Distributors—7.4%
239,403	SpartanNash Co.	6,679,344
317,493	Sysco Corp.	13,096,586

		19,775,930

	Food Retail—12.4%
137,462	Ingles Markets, Inc., Class A	6,864,852
362,655	Kroger Co. (The)	13,708,359
837,762	SUPERVALU, Inc.(b)	5,504,097
170,613	Weis Markets, Inc.	7,019,019

		33,096,327

	Packaged Foods & Meats—47.3%
137,543	Cal-Maine Foods, Inc.	7,353,049
144,591	Campbell Soup Co.	7,343,777
165,626	ConAgra Foods, Inc.	6,716,134
411,156	Dean Foods Co.	7,446,035
232,164	Diamond Foods, Inc.(b)	9,198,338
303,139	Flowers Foods, Inc.	8,184,753
221,795	General Mills, Inc.	12,888,507
111,136	Hain Celestial Group, Inc. (The)(b)	5,540,130
169,650	Kraft Heinz Co. (The)	13,227,610
296,055	Mondelez International, Inc., Class A	13,665,899
153,010	Pinnacle Foods, Inc.	6,744,681
104,625	Post Holdings, Inc., Class A(b)	6,724,249
2,125	Seaboard Corp.(b)	7,157,000
204,484	Snyder’s-Lance, Inc.	7,267,361
162,167	Tyson Foods, Inc., Class A	7,193,728

		126,651,251

Number of Shares		Value
	Common Stocks (continued)
	Restaurants—8.0%
101,224	Papa John’s International, Inc.	$7,102,888
227,776	Starbucks Corp.	14,251,944

		21,354,832

	Soft Drinks—11.6%
43,866	Coca-Cola Bottling Co. Consolidated	9,264,938
89,633	Dr Pepper Snapple Group, Inc.	8,010,501
135,476	PepsiCo, Inc.	13,844,293

		31,119,732

	Total Common Stocks (Cost $246,860,542)	267,485,321

	Money Market Fund—0.0%
54,513	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $54,513)	54,513

	Total Investments (Cost $246,915,055)—100.0%	267,539,834
	Other assets less liabilities—(0.0)%	(70,069)

	Net Assets—100.0%	$267,469,765

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Airlines	33.2
Restaurants	22.5
Movies & Entertainment	12.3
Casinos & Gaming	10.9
Internet Retail	5.4
Hotels, Resorts & Cruise Lines	5.1
Cable & Satellite	4.8
Broadcasting	3.3
Leisure Facilities	2.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Airlines—33.2%
65,428	Alaska Air Group, Inc.	$4,988,885
23,800	Allegiant Travel Co.	4,699,310
235,468	American Airlines Group, Inc.	10,883,331
206,958	Delta Air Lines, Inc.	10,521,745
216,510	Hawaiian Holdings, Inc.(b)	7,512,897
222,481	JetBlue Airways Corp.(b)	5,526,428
313,146	SkyWest, Inc.	5,962,300
159,205	United Continental Holdings, Inc.(b)	9,601,653
151,410	Virgin America, Inc.(b)	5,391,710

		65,088,259

	Broadcasting—3.3%
1,109,669	Crown Media Holdings, Inc., Class A(b)	6,424,984

	Cable & Satellite—4.8%
67,395	AMC Networks, Inc., Class A(b)	4,979,817
131,467	Starz, Class A(b)	4,405,459

		9,385,276

	Casinos & Gaming—10.9%
300,802	Boyd Gaming Corp.(b)	6,013,032
37,155	Churchill Downs, Inc.	5,455,469
281,351	Isle of Capri Casinos, Inc.(b)	5,382,245
130,258	Pinnacle Entertainment, Inc.(b)	4,560,332

		21,411,078

	Hotels, Resorts & Cruise Lines—5.1%
183,712	Carnival Corp.	9,935,145

	Internet Retail—5.4%
78,051	Expedia, Inc., Class A	10,638,351

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Leisure Facilities—2.6%
91,736	Cedar Fair LP	$5,137,216

	Movies & Entertainment—12.3%
125,640	Time Warner, Inc.	9,465,718
88,737	Walt Disney Co. (The)	10,092,946
254,501	World Wrestling Entertainment, Inc., Class A	4,537,753

		24,096,417

	Restaurants—22.5%
89,342	Cheesecake Factory, Inc. (The)	4,306,285
71,835	Darden Restaurants, Inc.	4,445,868
144,066	Dave & Buster’s Entertainment, Inc.(b)	5,558,066
432,075	Denny’s Corp.(b)	4,735,542
60,661	Jack in the Box, Inc.	4,521,064
72,645	Papa John’s International, Inc.	5,097,500
178,232	Sonic Corp.	5,086,741
163,469	Starbucks Corp.	10,228,255

		43,979,321

	Total Common Stocks and Other Equity Interests (Cost $175,265,348)	196,096,047

	Money Market Fund—0.0%
30,466	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $30,466)	30,466

	Total Investments (Cost $175,295,814)—100.1%	196,126,513
	Other assets less liabilities—(0.1)%	(124,804)

	Net Assets—100.0%	$196,001,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ) (continued)

October 31, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Cable & Satellite	22.4
Movies & Entertainment	19.9
Internet Software & Services	17.9
Broadcasting	12.6
Publishing	11.0
Advertising	10.8
Thrifts & Mortgage Finance	2.9
Catalog Retail	2.5
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—10.8%
418,778	Clear Channel Outdoor Holdings, Inc., Class A(b)	$3,132,460
174,673	Interpublic Group of Cos., Inc. (The)	4,005,252
251,897	National CineMedia, Inc.	3,576,937
49,457	Omnicom Group, Inc.	3,705,318

		14,419,967

	Broadcasting—12.6%
749,490	Crown Media Holdings, Inc., Class A(b)	4,339,547
442,566	Entravision Communications Corp., Class A	3,876,878
294,914	Gray Television, Inc.(b)	4,686,184
71,908	Nexstar Broadcasting Group, Inc., Class A	3,827,663

		16,730,272

	Cable & Satellite—22.4%
45,519	AMC Networks, Inc., Class A(b)	3,363,399
132,893	Cablevision Systems Corp., Class A	4,330,983
103,020	DISH Network Corp., Class A(b)	6,487,169
1,603,675	Sirius XM Holdings, Inc.(b)	6,542,994
88,794	Starz, Class A(b)	2,975,487
32,770	Time Warner Cable, Inc.	6,206,638

		29,906,670

	Catalog Retail—2.5%
122,450	Liberty Interactive Corp. QVC Group, Series A(b)	3,351,456

	Internet Software & Services—17.9%
9,311	Alphabet, Inc., Class A(b)	6,865,838
18,471	CoStar Group, Inc.(b)	3,750,906
67,487	Facebook, Inc., Class A(b)	6,881,649
46,896	IAC/InterActiveCorp.	3,142,501

Number of Shares		Value
	Common Stocks (continued)
	Internet Software & Services (continued)
80,651	WebMD Health Corp.(b)	$3,279,270

		23,920,164

	Movies & Entertainment—19.9%
89,987	Lions Gate Entertainment Corp.	3,506,793
84,859	Time Warner, Inc.	6,393,277
219,988	Twenty-First Century Fox, Inc., Class A	6,751,432
59,935	Walt Disney Co. (The)	6,817,007
171,895	World Wrestling Entertainment, Inc., Class A	3,064,888

		26,533,397

	Publishing—11.0%
266,313	Gannett Co., Inc.	4,213,072
271,713	New York Times Co. (The), Class A	3,608,349
242,770	News Corp., Class A	3,738,658
77,336	Scholastic Corp.	3,160,722

		14,720,801

	Thrifts & Mortgage Finance—2.9%
31,252	LendingTree, Inc.(b)	3,792,743

	Total Common Stocks (Cost $123,849,411)	133,375,470

	Money Market Fund—0.1%
71,899	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $71,899)	71,899

	Total Investments (Cost $123,921,310)—100.1%	133,447,369
	Other assets less liabilities—(0.1)%	(113,915)

	Net Assets—100.0%	$133,333,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Dynamic Media Portfolio (PBS) (continued)

October 31, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Dynamic Networking Portfolio (PXQ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Communications Equipment	41.4
Systems Software	30.3
Application Software	9.4
Technology Hardware, Storage & Peripherals	8.2
Electronic Components	4.9
Electronic Equipment & Instruments	3.1
Internet Software & Services	2.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—9.4%
18,745	Citrix Systems, Inc.(b)	$1,538,965
17,243	SolarWinds, Inc.(b)	1,000,611

		2,539,576

	Communications Equipment—41.4%
9,196	Arista Networks, Inc.(b)(c)	593,234
65,575	Brocade Communications Systems, Inc.	683,291
30,722	Ciena Corp.(b)	741,629
49,522	Cisco Systems, Inc.	1,428,710
5,711	F5 Networks, Inc.(b)	629,352
44,535	Finisar Corp.(b)	506,363
31,508	Infinera Corp.(b)	622,598
27,033	Juniper Networks, Inc.	848,566
19,947	Motorola Solutions, Inc.	1,395,692
23,333	NETGEAR, Inc.(b)	965,986
7,664	Palo Alto Networks, Inc.(b)	1,233,904
13,140	Plantronics, Inc.	704,567
65,089	Polycom, Inc.(b)	896,926

		11,250,818

	Electronic Components—4.9%
24,349	Amphenol Corp., Class A	1,320,203

	Electronic Equipment & Instruments—3.1%
20,779	Fitbit, Inc., Class A(b)(c)	842,381

	Internet Software & Services—2.7%
10,885	LogMeIn, Inc.(b)	733,213

	Systems Software—30.3%
47,233	CA, Inc.	1,308,827
16,327	Check Point Software Technologies Ltd. (Israel)(b)	1,386,816
13,408	CyberArk Software Ltd. (Israel)(b)	665,573
17,921	FireEye, Inc.(b)	468,634
16,348	Fortinet, Inc.(b)	561,717
30,496	Gigamon, Inc.(b)	799,910

Number of Shares		Value
	Common Stocks (continued)
	Systems Software (continued)
35,274	Infoblox, Inc.(b)	$575,319
12,384	Proofpoint, Inc.(b)	872,329
23,410	Qualys, Inc.(b)	826,841
39,927	VASCO Data Security International, Inc.(b)(c)	759,012

		8,224,978

	Technology Hardware, Storage & Peripherals—8.2%
11,365	Apple, Inc.	1,358,117
69,467	QLogic Corp.(b)	861,391

		2,219,508

	Total Common Stocks (Cost $24,128,438)	27,130,677

	Money Market Fund—0.2%
49,994	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $49,994)	49,994

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,178,432)—100.2%	27,180,671

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.5%
2,048,545	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $2,048,545)	2,048,545

	Total Investments (Cost $26,226,977)—107.7%	29,229,216
	Other assets less liabilities—(7.7)%	(2,089,273)

	Net Assets—100.0%	$27,139,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Dynamic Networking Portfolio (PXQ) (continued)

October 31, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Oil & Gas Equipment & Services	61.8
Oil & Gas Drilling	29.2
Oil & Gas Storage & Transportation	9.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Oil & Gas Drilling—29.2%
76,148	Atwood Oceanics, Inc.	$1,260,249
59,313	Diamond Offshore Drilling, Inc.(b)	1,179,143
45,817	Helmerich & Payne, Inc.	2,578,123
126,379	Nabors Industries Ltd.	1,268,845
112,381	Noble Corp. PLC	1,513,772
91,942	Patterson-UTI Energy, Inc.	1,369,016
80,893	Rowan Cos. PLC, Class A	1,591,974
182,370	Seadrill Ltd. (United Kingdom)(c)	1,179,934
106,013	Transocean Ltd.(b)	1,678,186
141,109	Transocean Partners LLC	1,597,354

		15,216,596

	Oil & Gas Equipment & Services—61.8%
48,270	Baker Hughes, Inc.	2,542,864
40,636	Cameron International Corp.(c)	2,763,654
12,893	Core Laboratories NV	1,499,843
21,309	Dril-Quip, Inc.(c)	1,311,782
67,798	Exterran Holdings, Inc.	1,473,929
77,051	FMC Technologies, Inc.(c)	2,606,635
97,412	Forum Energy Technologies, Inc.(c)	1,290,709
68,446	Halliburton Co.	2,626,958
309,168	McDermott International, Inc.(c)	1,425,264
63,417	National Oilwell Varco, Inc.	2,387,016
33,311	Oceaneering International, Inc.	1,399,728
52,871	Oil States International, Inc.(c)	1,586,659
127,837	RPC, Inc.	1,410,042
34,727	Schlumberger Ltd.	2,714,262
93,553	Superior Energy Services, Inc.	1,324,710
84,748	Tidewater, Inc.	1,046,638
266,801	Weatherford International PLC(c)	2,732,042

		32,142,735

	Oil & Gas Storage & Transportation—9.0%
102,107	Nordic American Tankers Ltd.	1,560,195
40,009	Teekay Corp. (Bermuda)	1,285,489
236,961	Teekay Tankers Ltd., Class A (Bermuda)	1,810,382

		4,656,066

	Total Common Stocks and Other Equity Interests (Cost $70,017,856)	52,015,397

Number of Shares		Value
	Money Market Fund—0.0%
5,094	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $5,094)	$5,094

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $70,022,950)—100.0%	52,020,491

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.0%
2,629,875	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $2,629,875)	2,629,875

	Total Investments (Cost $72,652,825)—105.0%	54,650,366
	Other assets less liabilities—(5.0)%	(2,621,218)

	Net Assets—100.0%	$52,029,148

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Pharmaceuticals	61.3
Biotechnology	30.3
Health Care Equipment	8.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—30.3%
557,060	Amgen, Inc.	$88,115,751
228,739	Biogen, Inc.(b)	66,450,967
700,100	Celgene Corp.(b)	85,909,271
805,728	Gilead Sciences, Inc.	87,123,369
1,959,183	Heron Therapeutics, Inc.(b)(c)	53,720,798
730,972	Ligand Pharmaceuticals, Inc.(b)(c)	66,043,320
5,978,703	Novavax, Inc.(b)	40,356,245

		487,719,721

	Health Care Equipment—8.4%
1,509,635	Abbott Laboratories	67,631,648
1,792,846	Baxter International, Inc.	67,034,512

		134,666,160

	Pharmaceuticals—61.3%
1,693,220	Akorn, Inc.(b)	45,276,703
281,937	Allergan PLC(b)	86,969,106
1,432,786	Bristol-Myers Squibb Co.	94,492,237
2,447,920	Depomed, Inc.(b)	42,838,600
835,128	Eli Lilly & Co.	68,121,391
1,638,519	Impax Laboratories, Inc.(b)	56,741,913
912,464	Johnson & Johnson	92,186,238
1,393,090	Lannett Co., Inc.(b)(c)	62,368,639
2,065,177	Medicines Co. (The)(b)	70,711,660
1,568,366	Merck & Co., Inc.	85,726,886
1,379,245	Mylan NV(b)	60,810,912
374,671	Perrigo Co. PLC	59,100,604
2,658,942	Pfizer, Inc.	89,925,418
1,481,610	Prestige Brands Holdings, Inc.(b)	72,613,706

		987,884,013

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,528,097,834)—100.0%	1,610,269,894

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.6%
89,577,402	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $89,577,402)	$89,577,402

	Total Investments (Cost $1,617,675,236)—105.6%	1,699,847,296
	Other assets less liabilities—(5.6)%	(89,738,170)

	Net Assets—100.0%	$1,610,109,126

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Food Retail	21.4
Apparel Retail	18.9
Drug Retail	12.2
Hypermarkets & Super Centers	8.4
Computer & Electronics Retail	7.5
Automotive Retail	5.8
Specialty Stores	5.6
Home Improvement Retail	5.3
General Merchandise Stores	5.0
Trucking	3.0
Forest Products	2.6
Internet Software & Services	2.5
Homefurnishing Retail	1.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Apparel Retail—18.9%
37,011	American Eagle Outfitters, Inc.	$565,528
17,964	Cato Corp. (The), Class A	678,321
10,397	Children’s Place, Inc. (The)	558,007
30,403	Express, Inc.(b)	586,778
8,656	Foot Locker, Inc.	586,444
13,589	L Brands, Inc.	1,304,272

		4,279,350

	Automotive Retail—5.8%
4,716	O’Reilly Automotive, Inc.(b)	1,302,842

	Computer & Electronics Retail—7.5%
17,235	Best Buy Co., Inc.	603,742
14,590	GameStop Corp., Class A	672,161
23,262	Rent-A-Center, Inc.	427,788

		1,703,691

	Drug Retail—12.2%
10,909	CVS Health Corp.	1,077,591
75,234	Rite Aid Corp.(b)	592,844
13,001	Walgreens Boots Alliance, Inc.	1,100,925

		2,771,360

	Food Retail—21.4%
29,963	Fresh Market, Inc. (The)(b)	746,678
12,330	Ingles Markets, Inc., Class A	615,760
32,528	Kroger Co. (The)	1,229,558
38,505	Smart & Final Stores, Inc.(b)	567,564

Number of Shares		Value
	Common Stocks (continued)
	Food Retail (continued)
75,143	SUPERVALU, Inc.(b)	$493,690
15,303	Weis Markets, Inc.	629,565
18,871	Whole Foods Market, Inc.	565,375

		4,848,190

	Forest Products—2.6%
19,330	Boise Cascade Co.(b)	578,547

	General Merchandise Stores—5.0%
14,565	Target Corp.	1,124,127

	Home Improvement Retail—5.3%
9,671	Home Depot, Inc. (The)	1,195,722

	Homefurnishing Retail—1.8%
16,365	Aaron’s, Inc.	403,725

	Hypermarkets & Super Centers—8.4%
8,121	Costco Wholesale Corp.	1,284,093
7,227	PriceSmart, Inc.	621,377

		1,905,470

	Internet Software & Services—2.5%
7,454	Stamps.com, Inc.(b)	563,597

	Specialty Stores—5.6%
9,922	Outerwall, Inc.	595,320
3,899	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	678,270

		1,273,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Dynamic Retail Portfolio (PMR) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Trucking—3.0%
1,660	AMERCO	$674,475

	Total Common Stocks (Cost $23,115,868)	22,624,686

	Money Market Fund—0.3%
60,968	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $60,968)	60,968

	Total Investments (Cost $23,176,836)—100.3%	22,685,654
	Other assets less liabilities—(0.3)%	(58,114)

	Net Assets—100.0%	$22,627,540

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Dynamic Semiconductors Portfolio (PSI)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Semiconductors	75.0
Semiconductor Equipment	22.3
Communications Equipment	2.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communications Equipment—2.7%
32,507	InterDigital, Inc.	$1,649,405

	Semiconductor Equipment—22.3%
65,836	Advanced Energy Industries, Inc.(b)	1,861,842
317,107	Amkor Technology, Inc.(b)	1,972,405
154,441	Brooks Automation, Inc.	1,705,029
117,353	Entegris, Inc.(b)	1,505,639
152,248	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,613,829
22,048	Lam Research Corp.	1,688,656
47,821	MKS Instruments, Inc.	1,685,212
89,219	Teradyne, Inc.	1,741,555

		13,774,167

	Semiconductors—75.0%
60,637	Altera Corp.	3,186,474
16,693	Ambarella, Inc.(b)	825,302
52,214	Analog Devices, Inc.	3,139,106
56,913	Broadcom Corp., Class A	2,925,328
53,219	Cirrus Logic, Inc.(b)	1,640,742
117,268	Fairchild Semiconductor International, Inc.(b)	1,956,030
84,218	Integrated Device Technology, Inc.(b)	2,147,559
73,279	Integrated Silicon Solution, Inc.	1,647,312
103,712	Intel Corp.	3,511,688
142,026	Marvell Technology Group Ltd. (Bermuda)	1,166,034
47,148	Maxim Integrated Products, Inc.	1,932,125
184,682	Micron Technology, Inc.(b)	3,058,334
50,337	Microsemi Corp.(b)	1,812,635
70,731	NVIDIA Corp.	2,006,639
33,984	NXP Semiconductors NV (Netherlands)(b)	2,662,646
65,648	OmniVision Technologies, Inc.(b)	1,895,258
162,726	ON Semiconductor Corp.(b)	1,789,986
119,535	Rambus, Inc.(b)	1,233,601
33,260	Skyworks Solutions, Inc.	2,569,003
61,420	Texas Instruments, Inc.	3,483,742
38,036	Xilinx, Inc.	1,811,274

		46,400,818

	Total Common Stocks (Cost $64,956,105)	61,824,390

Number of Shares		Value
	Money Market Fund—0.1%
51,633	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $51,633)	$51,633

	Total Investments (Cost $65,007,738)—100.1%	61,876,023
	Other assets less liabilities—(0.1)%	(59,704)

	Net Assets—100.0%	$61,816,319

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Application Software	46.2
Systems Software	14.9
Home Entertainment Software	10.7
Data Processing & Outsourced Services	8.6
Health Care Technology	6.9
Internet Software & Services	5.1
IT Consulting & Other Services	4.9
Semiconductor Equipment	2.8
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Application Software—46.2%
125,959	ACI Worldwide, Inc.(b)	$3,016,718
55,014	ANSYS, Inc.(b)	5,243,384
71,051	Aspen Technology, Inc.(b)	2,940,801
46,552	Blackbaud, Inc.	2,918,345
133,724	Cadence Design Systems, Inc.(b)	2,971,347
54,196	CDK Global, Inc.	2,698,419
71,869	Citrix Systems, Inc.(b)	5,900,445
95,469	Ebix, Inc.	2,647,355
35,800	Ellie Mae, Inc.(b)	2,612,684
199,490	King Digital Entertainment PLC (Ireland)	2,984,370
45,259	Manhattan Associates, Inc.(b)	3,297,118
104,920	Mentor Graphics Corp.	2,853,824
13,396	MicroStrategy, Inc., Class A(b)	2,305,050
162,141	Nuance Communications, Inc.(b)	2,751,533
57,174	Synopsys, Inc.(b)	2,857,557

		47,998,950

	Data Processing & Outsourced Services—8.6%
86,490	CSG Systems International, Inc.	2,899,145
25,881	DST Systems, Inc.	3,161,364
96,851	Sabre Corp.	2,839,671

		8,900,180

	Health Care Technology—6.9%
195,160	Allscripts Healthcare Solutions, Inc.(b)	2,743,950
163,438	IMS Health Holdings, Inc.(b)	4,448,782

		7,192,732

	Home Entertainment Software—10.7%
168,968	Activision Blizzard, Inc.	5,873,328
72,712	Electronic Arts, Inc.(b)	5,240,354

		11,113,682

Number of Shares		Value
	Common Stocks (continued)
	Internet Software & Services—5.1%
41,749	LogMeIn, Inc.(b)	$2,812,213
102,867	Q2 Holdings, Inc.(b)	2,535,671

		5,347,884

	IT Consulting & Other Services—4.9%
85,622	Amdocs Ltd.	5,100,503

	Semiconductor Equipment—2.8%
81,690	Tessera Technologies, Inc.	2,856,699

	Systems Software—14.9%
62,602	Check Point Software Technologies Ltd. (Israel)(b)	5,317,414
51,412	CyberArk Software Ltd. (Israel)(b)	2,552,092
66,855	Red Hat, Inc.(b)	5,288,899
27,709	Tableau Software, Inc., Class A(b)	2,326,447

		15,484,852

	Total Common Stocks (Cost $95,970,901)	103,995,482

	Money Market Fund—0.0%
22,885	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $22,885)	22,885

	Total Investments (Cost $95,993,786)—100.1%	104,018,367
	Other assets less liabilities—(0.1)%	(99,191)

	Net Assets—100.0%	$103,919,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Dynamic Software Portfolio (PSJ) (continued)

October 31, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Assets:
Unaffiliated investments, at value(a)	$425,223,339	$60,149,588	$98,471,767	$267,485,321	$196,096,047
Affiliated investments, at value	59,255,491	66,305	4,561,275	54,513	30,466

Total investments, at value	484,478,830	60,215,893	103,033,042	267,539,834	196,126,513
Receivables:
Securities lending	662,205	—	188,803	—	—
Dividends	—	26,802	51,484	293,396	39,517
Shares sold	—	—	—	5,056,020	—
Investments sold	—	—	—	—	—
Other assets	368	820	820	361	820

Total Assets	485,141,403	60,243,515	103,274,149	272,889,611	196,166,850

Liabilities:
Due to custodian	211,097	—	41,291	—	—
Payables:
Collateral upon return of securities loaned	59,255,491	—	4,561,275	—	—
Investments purchased	6,733	—	—	5,228,951	—
Expenses recaptured	—	—	—	—	6,526
Shares repurchased	—	—	—	—	—
Accrued advisory fees	176,393	22,279	39,483	97,359	80,264
Accrued trustees’ and officer’s fees	25,505	16,060	18,235	21,598	16,387
Accrued expenses	131,156	49,986	69,393	71,938	61,964

Total Liabilities	59,806,375	88,325	4,729,677	5,419,846	165,141

Net Assets	$425,335,028	$60,155,190	$98,544,472	$267,469,765	$196,001,709

Net Assets Consist of:
Shares of beneficial interest	$539,420,880	$75,664,362	$185,221,729	$287,436,690	$203,217,919
Undistributed net investment income (loss)	1,008,013	25,016	220,860	370,401	(55,172)
Undistributed net realized gain (loss)	(117,950,638)	(22,573,284)	(83,833,387)	(40,962,105)	(27,991,737)
Net unrealized appreciation (depreciation)	2,856,773	7,039,096	(3,064,730)	20,624,779	20,830,699

Net Assets	$425,335,028	$60,155,190	$98,544,472	$267,469,765	$196,001,709

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,500,000	2,500,000	3,800,000	7,950,000	5,100,000
Net asset value	$50.04	$24.06	$25.93	$33.64	$38.43

Market price	$50.09	$24.09	$25.95	$33.68	$38.48

Unaffiliated investments, at cost	$422,366,566	$53,110,492	$101,536,497	$246,860,542	$175,265,348

Affiliated investments, at cost	$59,255,491	$66,305	$4,561,275	$54,513	$30,466

Total investments, at cost	$481,622,057	$53,176,797	$106,097,772	$246,915,055	$175,295,814

(a) Includes securities on loan with an aggregate value of	$56,799,657	$—	$4,520,877	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$133,375,470	$27,130,677	$52,015,397	$1,610,269,894	$22,624,686	$61,824,390	$103,995,482
71,899	2,098,539	2,634,969	89,577,402	60,968	51,633	22,885

133,447,369	29,229,216	54,650,366	1,699,847,296	22,685,654	61,876,023	104,018,367

—	23,648	9,164	31,484	—	—	—
18,259	—	90,124	934,835	3,823	23,345	—
—	—	685,490	—	—	—	10,900,227
—	—	—	10,616,402	—	—	—
819	824	361	820	820	820	823

133,466,447	29,253,688	55,435,505	1,711,430,837	22,690,297	61,900,188	114,919,417

—	—	—	34,875	—	—	—

—	2,048,545	2,629,875	89,577,402	—	—	—
—	—	685,554	—	—	—	10,907,637
—	—	—	—	—	—	—
—	—	—	10,614,995	—	—	—
53,969	5,810	18,225	679,908	4,516	23,345	28,173
18,461	15,017	23,703	35,652	14,227	14,837	15,487
60,563	44,373	49,000	378,879	44,014	45,687	48,944

132,993	2,113,745	3,406,357	101,321,711	62,757	83,869	11,000,241

$133,333,454	$27,139,943	$52,029,148	$1,610,109,126	$22,627,540	$61,816,319	$103,919,176

$188,556,576	$57,727,261	$281,393,476	$1,374,656,495	$42,139,240	$110,229,062	$119,785,954
366,468	27,996	98,719	721,601	4,628	102,835	(106,922)
(65,115,649)	(33,617,553)	(211,460,588)	152,558,970	(19,025,146)	(45,383,863)	(23,784,437)
9,526,059	3,002,239	(18,002,459)	82,172,060	(491,182)	(3,131,715)	8,024,581

$133,333,454	$27,139,943	$52,029,148	$1,610,109,126	$22,627,540	$61,816,319	$103,919,176

5,050,000	750,000	3,800,000	22,850,000	600,000	2,450,000	2,400,000
$26.40	$36.19	$13.69	$70.46	$37.71	$25.23	$43.30

$26.43	$36.22	$13.71	$70.60	$37.75	$25.28	$43.40

$123,849,411	$24,128,438	$70,017,856	$1,528,097,834	$23,115,868	$64,956,105	$95,970,901

$71,899	$2,098,539	$2,634,969	$89,577,402	$60,968	$51,633	$22,885

$123,921,310	$26,226,977	$72,652,825	$1,617,675,236	$23,176,836	$65,007,738	$95,993,786

$—	$2,071,391	$2,630,935	$86,059,031	$—	$—	$—

23

Statements of Operations

For the six months ended October 31, 2015

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Investment Income:
Unaffiliated dividend income	$1,426,805	$216,166	$957,248	$1,933,691	$760,135
Affiliated dividend income	86	26	35	65	54
Securities lending income	2,776,003	—	231,209	—	—
Foreign withholding tax	—	—	—	—	—

Total Income	4,202,894	216,192	1,188,492	1,933,756	760,189

Expenses:
Advisory fees	1,306,707	140,501	257,766	583,879	467,925
Sub-licensing fees	78,404	8,430	15,466	35,033	28,076
Accounting & administration fees	53,196	18,586	18,586	25,575	19,213
Professional fees	15,908	13,635	14,049	15,253	14,127
Trustees’ and officer’s fees	8,072	4,043	4,473	5,735	5,160
Custodian & transfer agent fees	4,175	2,324	3,600	3,908	2,787
Recapture (Note 3)	—	—	—	—	39,775
Other expenses	21,899	8,243	28,371	13,674	11,885

Total Expenses	1,488,361	195,762	342,311	683,057	588,948

Less: Waivers	(190)	(18,791)	(180)	(156)	(102)

Net Expenses	1,488,171	176,971	342,131	682,901	588,846

Net Investment Income (Loss)	2,714,723	39,221	846,361	1,250,855	171,343

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	590,628	(1,326,278)	(15,429,456)	(6,468,413)	(12,293,507)
In-kind redemptions	23,672,564	1,032,416	2,332,673	18,118,095	7,868,128

Net realized gain (loss)	24,263,192	(293,862)	(13,096,783)	11,649,682	(4,425,379)

Net change in unrealized appreciation (depreciation) on investment securities	(54,956,467)	2,780,283	(8,781,744)	5,920,879	14,533,613

Net realized and unrealized gain (loss)	(30,693,275)	2,486,421	(21,878,527)	17,570,561	10,108,234

Net increase (decrease) in net assets resulting from operations	$(27,978,552)	$2,525,642	$(21,032,166)	$18,821,416	$10,279,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$903,525	$96,722	$693,887	$10,170,160	$165,891	$442,256	$114,785
43	25	30	2,087	24	24	22
—	30,403	11,324	225,549	—	—	—
(1,215)	—	(6,548)	—	—	—	(17,921)

902,353	127,150	698,693	10,397,796	165,915	442,280	96,886

348,184	68,076	148,571	4,902,011	69,545	190,164	150,779
20,892	4,085	8,915	294,123	4,173	11,410	9,047
18,586	18,586	18,586	191,744	18,586	18,586	18,586
14,262	13,089	13,690	22,495	13,057	13,093	13,270
4,790	3,818	4,107	19,810	3,866	4,296	4,052
3,102	1,684	2,615	10,266	2,050	2,182	2,131
—	—	—	—	—	—	—
13,520	7,084	10,328	48,416	6,627	7,085	7,945

423,336	116,422	206,812	5,488,865	117,904	246,816	205,810

(94)	(30,714)	(19,802)	(4,771)	(30,332)	(7,263)	(15,879)

423,242	85,708	187,010	5,484,094	87,572	239,553	189,931

479,111	41,442	511,683	4,913,702	78,343	202,727	(93,045)

(11,019,101)	(178,108)	(7,749,124)	(81,894,510)	(1,507,415)	(3,641,764)	(2,364,122)
6,194,180	1,473,665	472,757	166,733,216	2,632,952	3,580,757	2,450,924

(4,824,921)	1,295,557	(7,276,367)	84,838,706	1,125,537	(61,007)	86,802

494,644	(1,679,731)	(12,812,239)	(205,324,362)	(1,285,198)	(5,686,980)	1,838,187

(4,330,277)	(384,174)	(20,088,606)	(120,485,656)	(159,661)	(5,747,987)	1,924,989

$(3,851,166)	$(342,732)	$(19,576,923)	$(115,571,954)	$(81,318)	$(5,545,260)	$1,831,944

25

Statements of Changes in Net Assets

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income	$2,714,723	$3,024,062	$39,221	$125,957
Net realized gain (loss)	24,263,192	75,495,125	(293,862)	615,425
Net change in unrealized appreciation (depreciation)	(54,956,467)	39,345,361	2,780,283	(2,912,498)

Net increase (decrease) in net assets resulting from operations	(27,978,552)	117,864,548	2,525,642	(2,171,116)

Distributions to Shareholders from:
Net investment income	(2,428,045)	(2,402,943)	(28,102)	(69,918)

Shareholder Transactions:
Proceeds from shares sold	40,201,591	250,854,414	8,474,912	59,533,158
Value of shares repurchased	(95,722,092)	(216,373,603)	(5,994,675)	(125,802,719)

Net increase (decrease) in net assets resulting from shares transactions	(55,520,501)	34,480,811	2,480,237	(66,269,561)

Increase (Decrease) in Net Assets	(85,927,098)	149,942,416	4,977,777	(68,510,595)

Net Assets:
Beginning of period	511,262,126	361,319,710	55,177,413	123,688,008

End of period	$425,335,028	$511,262,126	$60,155,190	$55,177,413

Undistributed net investment income (loss) at end of period	$1,008,013	$721,335	$25,016	$13,897

Changes in Shares Outstanding:
Shares sold	700,000	4,800,000	350,000	2,700,000
Shares repurchased	(1,850,000)	(4,250,000)	(250,000)	(5,900,000)
Shares outstanding, beginning of period	9,650,000	9,100,000	2,400,000	5,600,000

Shares outstanding, end of period	8,500,000	9,650,000	2,500,000	2,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$846,361	$1,436,050	$1,250,855	$3,196,087	$171,343	$1,420,491	$479,111	$1,313,491
(13,096,783)	(12,857,038)	11,649,682	46,360,360	(4,425,379)	9,617,141	(4,824,921)	4,042,249
(8,781,744)	(9,926,226)	5,920,879	(2,123,925)	14,533,613	5,914,162	494,644	14,815,252

(21,032,166)	(21,347,214)	18,821,416	47,432,522	10,279,577	16,951,794	(3,851,166)	20,170,992

(1,228,818)	(1,923,020)	(1,524,342)	(4,913,796)	(212,000)	(1,429,697)	(477,812)	(1,051,471)

22,924,736	130,833,909	137,683,531	308,461,538	59,028,903	181,183,360	69,065,273	165,292,831
(19,712,001)	(120,243,852)	(153,231,438)	(519,631,016)	(66,035,222)	(181,694,812)	(77,071,073)	(210,173,828)

3,212,735	10,590,057	(15,547,907)	(211,169,478)	(7,006,319)	(511,452)	(8,005,800)	(44,880,997)

(19,048,249)	(12,680,177)	1,749,167	(168,650,752)	3,061,258	15,010,645	(12,334,778)	(25,761,476)

117,592,721	130,272,898	265,720,598	434,371,350	192,940,451	177,929,806	145,668,232	171,429,708

$98,544,472	$117,592,721	$267,469,765	$265,720,598	$196,001,709	$192,940,451	$133,333,454	$145,668,232

$220,860	$603,317	$370,401	$643,888	$(55,172)	$(14,515)	$366,468	$365,169

800,000	3,850,000	4,200,000	10,300,000	1,600,000	4,950,000	2,550,000	6,550,000
(700,000)	(3,600,000)	(4,700,000)	(17,950,000)	(1,800,000)	(5,150,000)	(2,950,000)	(8,300,000)
3,700,000	3,450,000	8,450,000	16,100,000	5,300,000	5,500,000	5,450,000	7,200,000

3,800,000	3,700,000	7,950,000	8,450,000	5,100,000	5,300,000	5,050,000	5,450,000

27

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares Dynamic Networking Portfolio (PXQ)		PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income (loss)	$41,442	$(5,788)	$511,683	$893,246
Net realized gain (loss)	1,295,557	3,439,892	(7,276,367)	(12,704,562)
Net change in unrealized appreciation (depreciation)	(1,679,731)	915,524	(12,812,239)	(25,846,369)

Net increase (decrease) in net assets resulting from operations	(342,732)	4,349,628	(19,576,923)	(37,657,685)

Distributions to Shareholders from:
Net investment income	—	—	(565,110)	(1,024,494)
Net realized gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	—	—	(565,110)	(1,024,494)

Shareholder Transactions:
Proceeds from shares sold	5,659,776	17,339,824	10,290,629	45,413,320
Value of shares repurchased	(5,661,858)	(23,847,484)	(10,905,138)	(69,794,901)

Net increase (decrease) in net assets resulting from shares transactions	(2,082)	(6,507,660)	(614,509)	(24,381,581)

Increase (Decrease) in Net Assets	(344,814)	(2,158,032)	(20,756,542)	(63,063,760)

Net Assets:
Beginning of period	27,484,757	29,642,789	72,785,690	135,849,450

End of period	$27,139,943	$27,484,757	$52,029,148	$72,785,690

Undistributed net investment income (loss) at end of period	$27,996	$(13,446)	$98,719	$152,146

Changes in Shares Outstanding:
Shares sold	150,000	500,000	600,000	2,000,000
Shares repurchased	(150,000)	(700,000)	(650,000)	(3,000,000)
Shares outstanding, beginning of period	750,000	950,000	3,850,000	4,850,000

Shares outstanding, end of period	750,000	750,000	3,800,000	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)		PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$4,913,702	$6,922,569	$78,343	$144,257	$202,727	$374,605	$(93,045)	$149,496
84,838,706	289,031,374	1,125,537	803,164	(61,007)	5,444,352	86,802	4,055,280
(205,324,362)	92,127,128	(1,285,198)	827,688	(5,686,980)	165,344	1,838,187	7,072,718

(115,571,954)	388,081,071	(81,318)	1,775,109	(5,545,260)	5,984,301	1,831,944	11,277,494

(5,754,091)	(6,839,864)	(106,779)	(205,959)	(86,649)	(415,087)	(83,133)	(49,038)
—	(36,562,562)	—	—	—	—	—	—
—	—	—	—	—	(146,696)	—	—

(5,754,091)	(43,402,426)	(106,779)	(205,959)	(86,649)	(561,783)	(83,133)	(49,038)

279,899,308	896,877,939	7,701,510	38,457,393	23,019,013	89,671,046	63,997,480	47,870,360
(475,397,824)	(418,629,721)	(23,296,257)	(26,479,719)	(34,481,396)	(36,803,945)	(19,156,506)	(56,104,715)

(195,498,516)	478,248,218	(15,594,747)	11,977,674	(11,462,383)	52,867,101	44,840,974	(8,234,355)

(316,824,561)	822,926,863	(15,782,844)	13,546,824	(17,094,292)	58,289,619	46,589,785	2,994,101

1,926,933,687	1,104,006,824	38,410,384	24,863,560	78,910,611	20,620,992	57,329,391	54,335,290

$1,610,109,126	$1,926,933,687	$22,627,540	$38,410,384	$61,816,319	$78,910,611	$103,919,176	$57,329,391

$721,601	$1,561,990	$4,628	$33,064	$102,835	$(13,243)	$(106,922)	$69,256

3,600,000	12,950,000	200,000	1,000,000	800,000	3,450,000	1,500,000	1,200,000
(6,650,000)	(6,200,000)	(600,000)	(750,000)	(1,350,000)	(1,450,000)	(450,000)	(1,450,000)
25,900,000	19,150,000	1,000,000	750,000	3,000,000	1,000,000	1,350,000	1,600,000

22,850,000	25,900,000	600,000	1,000,000	2,450,000	3,000,000	2,400,000	1,350,000

29

Financial Highlights

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$52.98		$39.71	$28.26	$22.26	$23.14	$19.67
Net investment income (loss)(a)	0.29		0.34	0.03	(0.05)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(2.97)		13.21	11.42	6.05	(0.84)	3.52
Total from investment operations	(2.68)		13.55	11.45	6.00	(0.88)	3.47
Distributions to shareholders from:
Net investment income	(0.26)		(0.28)	—	—	—	—
Net asset value at end of period	$50.04		$52.98	$39.71	$28.26	$22.26	$23.14
Market price at end of period(b)	$50.09		$52.95	$39.68	$28.27	$22.21	$23.18
Net Asset Value Total Return:(c)	(5.12)%		34.25%	40.52%	26.96%	(3.80)%	17.64%
Market Price Total Return(c)	(4.97)%		34.28%	40.36%	27.29%	(4.18)%	17.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$425,335		$511,262	$361,320	$155,453	$136,903	$217,553
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(d)	0.57%	0.59%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.57	%(d)	0.57%	0.59%	0.63%	0.64%	0.65%
Net investment income (loss), after Waivers	1.04	%(d)	0.69%	0.09%	(0.20)%	(0.21)%	(0.23)%
Portfolio turnover rate(e)	33%		95%	64%	53%	53%	81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$22.99		$22.09	$19.65	$14.23	$14.11	$13.92
Net investment income(a)	0.02		0.03	0.00 (b)	0.07	0.02	0.68	(c)
Net realized and unrealized gain on investments	1.06		0.89	2.44	5.44	0.12	0.29	(d)
Total from investment operations	1.08		0.92	2.44	5.51	0.14	0.97
Distributions to shareholders from:
Net investment income	(0.01)		(0.02)	—	(0.09)	(0.02)	(0.66)
Return of capital	—		—	—	—	—	(0.12)
Total distributions	(0.01)		(0.02)	—	(0.09)	(0.02)	(0.78)
Net asset value at end of period	$24.06		$22.99	$22.09	$19.65	$14.23	$14.11
Market price at end of period(e)	$24.09		$22.98	$22.10	$19.63	$14.20	$14.09
Net Asset Value Total Return:(f)	4.71%		4.17%	12.42%	38.85%	0.99%	7.49%
Market Price Total Return(f)	4.88%		4.08%	12.58%	39.01%	0.92%	7.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,155		$55,177	$123,688	$104,121	$30,600	$40,204
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(g)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.70	%(g)	0.65%	0.63%	0.69%	1.01%	0.91%
Net investment income, after Waivers	0.14	%(g)	0.15%	0.01%	0.44%	0.12%	5.25	%(c)
Portfolio turnover rate(h)	40%		96%	117%	95%	72%	75%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.
(d)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(e)	The mean between the last bid and ask prices.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$31.78		$37.76	$30.27	$24.58	$27.67	$18.46
Net investment income(a)	0.23		0.39	0.48	0.53	0.19	0.12
Net realized and unrealized gain (loss) on investments	(5.76)		(5.84)	7.55	5.81	(2.94)	9.21
Total from investment operations	(5.53)		(5.45)	8.03	6.34	(2.75)	9.33
Distributions to shareholders from:
Net investment income	(0.32)		(0.53)	(0.54)	(0.65)	(0.34)	(0.12)
Net asset value at end of period	$25.93		$31.78	$37.76	$30.27	$24.58	$27.67
Market price at end of period(b)	$25.95		$31.77	$37.76	$30.23	$24.57	$27.65
Net Asset Value Total Return:(c)	(17.45)%		(14.51)%	26.93%	26.14%	(9.86)%	50.80%
Market Price Total Return(c)	(17.36)%		(14.54)%	27.10%	26.03%	(9.83)%	50.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$98,544		$117,593	$130,273	$104,427	$67,592	$118,975
Ratio to average net assets of:
Expenses, after Waivers	0.66	%(d)	0.64%	0.64%	0.65%	0.65%	0.63%
Expenses, prior to Waivers	0.66	%(d)	0.64%	0.64%	0.69%	0.73%	0.76%
Net investment income, after Waivers	1.64	%(d)	1.20%	1.46%	1.97%	0.81%	0.57%
Portfolio turnover rate(e)	73%		140%	96%	80%	94%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$31.45		$26.98	$23.62	$19.77	$19.76	$16.00
Net investment income(a)	0.18		0.31	0.38	0.26	0.22	0.24
Net realized and unrealized gain (loss) on investments	2.23		4.58	3.19	3.92	(0.03)	3.73
Total from investment operations	2.41		4.89	3.57	4.18	0.19	3.97
Distributions to shareholders from:
Net investment income	(0.22)		(0.42)	(0.21)	(0.33)	(0.18)	(0.21)
Net asset value at end of period	$33.64		$31.45	$26.98	$23.62	$19.77	$19.76
Market price at end of period(b)	$33.68		$31.43	$26.99	$23.61	$19.77	$19.81
Net Asset Value Total Return:(c)	7.69%		18.25%	15.16%	21.45%	1.02%	24.99%
Market Price Total Return(c)	7.88%		18.13%	15.25%	21.40%	0.77%	25.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$267,470		$265,721	$434,371	$236,226	$169,039	$91,881
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.58%	0.61%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.58	%(d)	0.58%	0.61%	0.63%	0.64%	0.71%
Net investment income, after Waivers	1.07	%(d)	1.05%	1.47%	1.28%	1.13%	1.39%
Portfolio turnover rate(e)	55%		124%	145%	92%	134%	73%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$36.40		$32.35	$27.23	$22.18	$19.34	$16.52
Net investment income(a)	0.03		0.31	0.15	0.12	0.15	0.16
Net realized and unrealized gain on investments	2.04		4.04	5.10	5.09	2.82	2.81
Total from investment operations	2.07		4.35	5.25	5.21	2.97	2.97
Distributions to shareholders from:
Net investment income	(0.04)		(0.30)	(0.13)	(0.16)	(0.13)	(0.15)
Net asset value at end of period	$38.43		$36.40	$32.35	$27.23	$22.18	$19.34
Market price at end of period(b)	$38.48		$36.39	$32.34	$27.21	$22.20	$19.34
Net Asset Value Total Return:(c)	5.70%		13.47%	19.29%	23.67%	15.49%	18.03%
Market Price Total Return(c)	5.86%		13.47%	19.34%	23.47%	15.59%	17.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$196,002		$192,940	$177,930	$85,765	$57,679	$60,933
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.63%	0.63%	0.69%	0.80%	0.78%
Net investment income, after Waivers	0.18	%(d)	0.88%	0.48%	0.52%	0.80%	0.92%
Portfolio turnover rate(e)	75%		187%	171%	93%	90%	58%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares Dynamic Media Portfolio (PBS)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$26.73		$23.81	$20.11	$14.84	$15.61	$13.68
Net investment income(a)	0.09		0.21	0.09	0.12	0.08	0.07
Net realized and unrealized gain (loss) on investments	(0.33)		2.89	3.70	5.28	(0.76)	1.93
Total from investment operations	(0.24)		3.10	3.79	5.40	(0.68)	2.00
Distributions to shareholders from:
Net investment income	(0.09)		(0.18)	(0.09)	(0.13)	(0.09)	(0.07)
Net asset value at end of period	$26.40		$26.73	$23.81	$20.11	$14.84	$15.61
Market price at end of period(b)	$26.43		$26.72	$23.79	$20.10	$14.84	$15.61
Net Asset Value Total Return:(c)	(0.90)%		13.04%	18.87%	36.62%	(4.33)%	14.68%
Market Price Total Return(c)	(0.75)%		13.09%	18.83%	36.55%	(4.33)%	14.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$133,333		$145,668	$171,430	$150,788	$137,975	$156,881
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.59%	0.62%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.61	%(d)	0.59%	0.62%	0.63%	0.65%	0.69%
Net investment income, after Waivers	0.69	%(d)	0.84%	0.38%	0.71%	0.60%	0.57%
Portfolio turnover rate(e)	71%		131%	120%	70%	89%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Networking Portfolio (PXQ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$36.65		$31.20	$25.00	$27.71		$29.20	$21.08
Net investment income (loss)(a)	0.06		(0.01)	(0.04)	0.20	(b)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.52)		5.46	6.44	(2.85)		(1.43)	8.33
Total from investment operations	(0.46)		5.45	6.40	(2.65)		(1.49)	8.23
Distributions to shareholders from:
Net investment income	—		—	(0.20)	(0.06)		—	—
Return of capital	—		—	—	—		—	(0.11)
Total distributions	—		—	(0.20)	(0.06)		—	(0.11)
Net asset value at end of period	$36.19		$36.65	$31.20	$25.00		$27.71	$29.20
Market price at end of period(c)	$36.22		$36.64	$31.19	$24.97		$27.68	$29.20
Net Asset Value Total Return:(d)	(1.26)%		17.47%	25.69%	(9.57)%		(5.10)%	39.08%
Market Price Total Return(d)	(1.14)%		17.48%	25.80%	(9.58)%		(5.20)%	38.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$27,140		$27,485	$29,643	$30,000		$81,739	$172,291
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.64%		0.63%	0.63%
Expenses, prior to Waivers	0.86	%(e)	0.85%	0.82%	0.75%		0.67%	0.70%
Net investment income (loss), after Waivers	0.30	%(e)	(0.02)%	(0.12)%	0.81	%(b)	(0.22)%	(0.38)%
Portfolio turnover rate(f)	39%		74%	69%	68%		84%	61%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Tellabs, Inc. on December 24, 2012. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.01) and (0.05)%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014		2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$18.91		$28.01	$22.49		$20.48	$26.38		$18.03
Net investment income (loss)(a)	0.13		0.22	0.08		0.04	(0.01)		0.07
Net realized and unrealized gain (loss) on investments	(5.21)		(9.07)	5.53	(b)	2.00	(5.89)		8.36
Total from investment operations	(5.08)		(8.85)	5.61		2.04	(5.90)		8.43
Distributions to shareholders from:
Net investment income	(0.14)		(0.25)	(0.09)		(0.03)	(0.00	)(c)	(0.08)
Net asset value at end of period	$13.69		$18.91	$28.01		$22.49	$20.48		$26.38
Market price at end of period(d)	$13.71		$18.92	$28.00		$22.49	$20.48		$26.38
Net Asset Value Total Return:(e)	(26.91)%		(31.67)%	24.98	%(b)	9.95%	(22.36)%		46.84%
Market Price Total Return(e)	(26.84)%		(31.61)%	24.94%		9.95%	(22.36)%		46.93%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,029		$72,786	$135,849		$116,973	$147,485		$309,972
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(f)	0.63%	0.61%		0.62%	0.63%		0.63%
Expenses, prior to Waivers	0.70	%(f)	0.64%	0.61%		0.62%	0.63%		0.64%
Net investment income (loss), after Waivers	1.72	%(f)	0.96%	0.31%		0.18%	(0.03)%		0.36%
Portfolio turnover rate(g)	48%		79%	259	%(b)	68%	70%		39%

(a)	Based on average shares outstanding.
(b)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.43 per share. Had the pay-in not been made, the net asset value total return would have been 23.06%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$74.40		$57.65	$40.72	$32.00		$26.15	$19.55
Net investment income(a)	0.19		0.32	0.26	0.54	(b)	0.22	0.17
Net realized and unrealized gain (loss) on investments	(3.91)		18.42	16.90	8.72		5.83	6.56
Total from investment operations	(3.72)		18.74	17.16	9.26		6.05	6.73
Distributions to shareholders from:
Net investment income	(0.22)		(0.34)	(0.23)	(0.54)		(0.20)	(0.13)
Net realized gains	—		(1.65)	—	—		—	—
Total distributions	(0.22)		(1.99)	(0.23)	(0.54)		(0.20)	(0.13)
Net asset value at end of period	$70.46		$74.40	$57.65	$40.72		$32.00	$26.15
Market price at end of period(c)	$70.60		$74.35	$57.60	$40.72		$31.99	$26.17
Net Asset Value Total Return:(d)	(5.03)%		32.95%	42.27%	29.25%		23.29%	34.55%
Market Price Total Return(d)	(4.77)%		32.97%	42.15%	29.29%		23.16%	34.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,610,109		$1,926,934	$1,104,007	$468,305		$270,385	$87,606
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(e)	0.56%	0.58%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.56	%(e)	0.56%	0.58%	0.63%		0.64%	0.76%
Net investment income, after Waivers	0.50	%(e)	0.48%	0.52%	1.52	%(b)	0.77%	0.78%
Portfolio turnover rate(f)	15%		47%	39%	24%		23%	9%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC. on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.32 and 0.91%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares Dynamic Retail Portfolio (PMR)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$38.41		$33.15	$29.12	$25.98	$21.88	$18.67
Net investment income(a)	0.11		0.22	0.32	0.66	0.16	0.18
Net realized and unrealized gain (loss) on investments	(0.65)		5.38	3.99	3.11	4.17	3.21
Total from investment operations	(0.54)		5.60	4.31	3.77	4.33	3.39
Distributions to shareholders from:
Net investment income	(0.16)		(0.34)	(0.28)	(0.63)	(0.23)	(0.18)
Net asset value at end of period	$37.71		$38.41	$33.15	$29.12	$25.98	$21.88
Market price at end of period(b)	$37.75		$38.42	$33.14	$29.11	$25.98	$21.90
Net Asset Value Total Return:(c)	(1.42)%		16.97%	14.81%	14.87%	20.06%	18.35%
Market Price Total Return(c)	(1.34)%		17.04%	14.81%	14.83%	19.95%	18.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,628		$38,410	$24,864	$24,750	$76,643	$13,130
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.85	%(d)	0.91%	0.79%	0.74%	0.87%	1.63%
Net investment income, after Waivers	0.56	%(d)	0.61%	0.96%	2.59%	0.75%	1.01%
Portfolio turnover rate(e)	68%		111%	184%	83%	111%	102%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$26.30		$20.62		$15.22	$15.75	$18.19	$14.29
Net investment income(a)	0.07		0.25	(b)	0.10	0.11	0.06	0.01
Net realized and unrealized gain (loss) on investments	(1.11)		5.88		5.41	(0.52)	(2.47)	3.92
Total from investment operations	(1.04)		6.13		5.51	(0.41)	(2.41)	3.93
Distribution to shareholder from:
Net investment income	(0.03)		(0.33)		(0.11)	(0.12)	(0.03)	(0.01)
Return of capital	—		(0.12)		—	—	—	(0.02)
Total distributions	(0.03)		(0.45)		(0.11)	(0.12)	(0.03)	(0.03)
Net asset value at end of period	$25.23		$26.30		$20.62	$15.22	$15.75	$18.19
Market price at end of period(c)	$25.28		$26.31		$20.62	$15.19	$15.71	$18.20
Net Asset Value Total Return:(d)	(3.93)%		29.90%		36.38%	(2.56)%	(13.20)%	27.57%
Market Price Total Return(d)	(3.78)%		29.95%		36.66%	(2.50)%	(13.47)%	27.64%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,816		$78,911		$20,621	$16,744	$21,261	$42,749
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%		0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.65	%(e)	0.78%		1.05%	1.05%	1.02%	0.97%
Net investment income, after Waivers	0.53	%(e)	1.03	%(b)	0.55%	0.77%	0.42%	0.04%
Portfolio turnover rate(f)	41%		103%		126%	91%	57%	64%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $16.50 per share owned of KLA-Tencor Corp. on November 26, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.05 and 0.22%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Dynamic Software Portfolio (PSJ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$42.47		$33.96	$30.16		$26.87	$27.47	$22.54
Net investment income (loss)(a)	(0.07)		0.11	(0.00	)(b)	(0.01)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.96		8.44	3.80		3.30	(0.53)	5.00
Total from investment operations	0.89		8.55	3.80		3.29	(0.60)	4.93
Distributions to shareholders from:
Net investment income	(0.06)		(0.04)	—		—	—	—
Net asset value at end of period	$43.30		$42.47	$33.96		$30.16	$26.87	$27.47
Market price at end of period(c)	$43.40		$42.48	$33.93		$30.12	$26.87	$27.48
Net Asset Value Total Return:(d)	2.10%		25.18%	12.60%		12.24%	(2.19)%	21.87%
Market Price Total Return(d)	2.31%		25.32%	12.65%		12.09%	(2.22)%	21.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$103,919		$57,329	$54,335		$48,257	$49,710	$83,774
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.68	%(e)	0.71%	0.69%		0.74%	0.78%	0.77%
Net investment income (loss), after Waivers	(0.31	)%(e)	0.29%	(0.01)%		(0.03)%	(0.29)%	(0.29)%
Portfolio turnover rate(f)	84%		132%	150%		95%	100%	46%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	“Dynamic Biotechnology & Genome Portfolio”
PowerShares Dynamic Building & Construction Portfolio (PKB)	“Dynamic Building & Construction Portfolio”
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	“Dynamic Energy Exploration & Production Portfolio”
PowerShares Dynamic Food & Beverage Portfolio (PBJ)	“Dynamic Food & Beverage Portfolio”
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	“Dynamic Leisure and Entertainment Portfolio”
PowerShares Dynamic Media Portfolio (PBS)	“Dynamic Media Portfolio”
PowerShares Dynamic Networking Portfolio (PXQ)	“Dynamic Networking Portfolio”
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	“Dynamic Oil & Gas Services Portfolio”
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	“Dynamic Pharmaceuticals Portfolio”
PowerShares Dynamic Retail Portfolio (PMR)	“Dynamic Retail Portfolio”
PowerShares Dynamic Semiconductors Portfolio (PSI)	“Dynamic Semiconductors Portfolio”
PowerShares Dynamic Software Portfolio (PSJ)	“Dynamic Software Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Biotechnology & Genome Portfolio	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure & Entertainment IntellidexSM Index
Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors Portfolio	Dynamic Semiconductor IntellidexSM Index
Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the

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Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

38

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2015, Dynamic Biotechnology & Genome Portfolio, Dynamic Energy Exploration & Production Portfolio, Dynamic Networking Portfolio, Dynamic Oil & Gas Services Portfolio and Dynamic Pharmaceuticals Portfolio

40

participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2016. Offering costs excluded from the Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2016. The Expense Agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome Portfolio, Dynamic Energy Exploration & Production Portfolio, Dynamic Food & Beverage Portfolio, Dynamic Leisure and Entertainment Portfolio, Dynamic Media Portfolio and Dynamic Pharmaceuticals Portfolio.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2015, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome Portfolio	$190
Dynamic Building & Construction Portfolio	18,791
Dynamic Energy Exploration & Production Portfolio	180
Dynamic Food & Beverage Portfolio	156
Dynamic Leisure and Entertainment Portfolio	102
Dynamic Media Portfolio	94
Dynamic Networking Portfolio	30,714
Dynamic Oil & Gas Services Portfolio	19,802
Dynamic Pharmaceuticals Portfolio	4,771
Dynamic Retail Portfolio	30,332
Dynamic Semiconductors Portfolio	7,263
Dynamic Software Portfolio	15,879

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The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2015 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/16	04/30/17	04/30/18	10/31/18
Dynamic Building & Construction Portfolio	$69,988	$35,007	$—	$16,252	$18,729
Dynamic Energy Exploration & Production Portfolio	31,813	31,709	—	—	104
Dynamic Leisure and Entertainment Portfolio	—	—	—	—	—
Dynamic Networking Portfolio	203,367	52,287	58,890	61,547	30,643
Dynamic Oil & Gas Services Portfolio	30,819	—	—	11,082	19,737
Dynamic Retail Portfolio	204,250	55,726	52,831	65,416	30,277
Dynamic Semiconductors Portfolio	204,411	73,270	69,191	54,742	7,208
Dynamic Software Portfolio	143,346	51,699	34,792	41,026	15,829

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with NYSE Arca, Inc. (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

42

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Dynamic Biotechnology & Genome Portfolio	$15,818,255	$34,286,844	$50,397,332	$12,898,182	$21,318,147	$—	$134,718,760	$19,612,223
Dynamic Building & Construction Portfolio	742,893	2,843,349	3,001,058	6,653,613	2,766,977	779,412	16,787,302	2,263,182
Dynamic Energy Exploration & Production Portfolio	3,232,521	7,646,917	21,471,013	1,361,799	14,797,874	2,555,624	51,065,748	285,311
Dynamic Food & Beverage Portfolio	1,260,041	7,585,250	10,245,302	—	30,394,757	419,830	49,905,180	239,185
Dynamic Leisure and Entertainment Portfolio	2,111,801	2,895,936	2,889,449	2,356,106	7,508,319	—	17,761,611	1,611,839
Dynamic Media Portfolio	2,505,039	4,930,761	5,161,647	6,294,489	34,672,231	553,794	54,117,961	3,187,134
Dynamic Networking Portfolio	1,064,275	1,975,581	512,618	730,670	20,410,717	9,750,289	34,444,150	1,939,441
Dynamic Oil & Gas Services Portfolio	7,909,602	24,680,663	85,028,926	35,877,910	21,619,098	11,541,422	186,657,621	15,026,862
Dynamic Pharmaceuticals Portfolio	—	—	—	—	—	—	—	—
Dynamic Retail Portfolio	1,908,967	2,427,604	1,816,180	2,176,015	11,068,330	80,637	19,477,733	937,070
Dynamic Semiconductors Portfolio	10,196,415	14,001,359	10,902,954	2,120,823	6,727,250	1,016,139	44,964,940	9,158,832
Dynamic Software Portfolio	1,542,190	7,095,351	2,938,722	3,242,208	8,275,949	—	23,094,420	3,017,278

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome Portfolio	$170,138,800	$168,664,198
Dynamic Building & Construction Portfolio	22,543,944	22,219,907
Dynamic Energy Exploration & Production Portfolio	75,513,804	75,082,214
Dynamic Food & Beverage Portfolio	130,029,835	127,769,884
Dynamic Leisure and Entertainment Portfolio	140,593,990	141,443,255
Dynamic Media Portfolio	98,486,104	98,532,435
Dynamic Networking Portfolio	10,453,928	10,843,037
Dynamic Oil & Gas Services Portfolio	28,793,561	28,441,711
Dynamic Pharmaceuticals Portfolio	285,348,942	284,052,350
Dynamic Retail Portfolio	18,426,912	18,424,006
Dynamic Semiconductors Portfolio	30,603,864	30,355,500
Dynamic Software Portfolio	53,656,761	53,318,856

For the six-month period ended October 31, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Biotechnology & Genome Portfolio	$38,490,664	$95,249,161
Dynamic Building & Construction Portfolio	8,478,290	6,317,110
Dynamic Energy Exploration & Production Portfolio	22,924,289	19,754,155
Dynamic Food & Beverage Portfolio	137,508,405	152,374,504
Dynamic Leisure and Entertainment Portfolio	58,963,663	65,078,280
Dynamic Media Portfolio	68,867,726	76,802,596

43

	Cost of Securities Received	Value of Securities Delivered
Dynamic Networking Portfolio	$5,660,453	$5,239,655
Dynamic Oil & Gas Services Portfolio	10,284,979	11,280,636
Dynamic Pharmaceuticals Portfolio	279,833,985	477,734,045
Dynamic Retail Portfolio	7,693,626	23,315,750
Dynamic Semiconductors Portfolio	23,025,925	34,617,881
Dynamic Software Portfolio	64,016,053	19,630,875

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Biotechnology & Genome Portfolio	$60,207,516	$(59,556,362)	$651,154	$483,827,676
Dynamic Building & Construction Portfolio	8,545,371	(2,082,864)	6,462,507	53,753,386
Dynamic Energy Exploration & Production Portfolio	8,968,387	(15,772,942)	(6,804,555)	109,837,597
Dynamic Food & Beverage Portfolio	25,219,243	(5,494,785)	19,724,458	247,815,376
Dynamic Leisure and Entertainment Portfolio	23,242,253	(2,614,845)	20,627,408	175,499,105
Dynamic Media Portfolio	12,965,934	(3,963,417)	9,002,517	124,444,852
Dynamic Networking Portfolio	4,607,156	(1,670,457)	2,936,699	26,292,517
Dynamic Oil & Gas Services Portfolio	695,951	(21,118,262)	(20,422,311)	75,072,677
Dynamic Pharmaceuticals Portfolio	161,362,205	(89,660,460)	71,701,745	1,628,145,551
Dynamic Retail Portfolio	1,113,249	(1,722,334)	(609,085)	23,294,739
Dynamic Semiconductors Portfolio	2,101,474	(5,591,105)	(3,489,631)	65,365,654
Dynamic Software Portfolio	8,999,430	(1,068,624)	7,930,806	96,087,561

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in

44

the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

45

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)
Actual	$1,000.00	$948.81	0.57%	$2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.57	2.90
PowerShares Dynamic Building & Construction Portfolio (PKB)
Actual	1,000.00	1,047.07	0.63	3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)
Actual	1,000.00	825.48	0.66	3.03
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.66	3.35
PowerShares Dynamic Food & Beverage Portfolio (PBJ)
Actual	1,000.00	1,076.88	0.58	3.03
Hypothetical (5% return before expenses)	1,000.00	1,022.22	0.58	2.95
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Actual	1,000.00	1,056.98	0.63	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares Dynamic Media Portfolio (PBS)
Actual	1,000.00	991.03	0.61	3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10
PowerShares Dynamic Networking Portfolio (PXQ)
Actual	1,000.00	987.44	0.63	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
Actual	1,000.00	730.92	0.63	2.74
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20

46

Fees and Expenses (continued)

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)
Actual	$1,000.00	$949.73	0.56%	$2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.56	2.85
PowerShares Dynamic Retail Portfolio (PMR)
Actual	1,000.00	985.81	0.63	3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares Dynamic Semiconductors Portfolio (PSI)
Actual	1,000.00	960.68	0.63	3.10
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20
PowerShares Dynamic Software Portfolio (PSJ)
Actual	1,000.00	1,020.97	0.63	3.20
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the results by 184/366.

47

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-7
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2015

2015 Semi-Annual Report to Shareholders

PYZ	PowerShares DWA Basic Materials Momentum Portfolio

PEZ	PowerShares DWA Consumer Cyclicals Momentum Portfolio

PSL	PowerShares DWA Consumer Staples Momentum Portfolio

PXI	PowerShares DWA Energy Momentum Portfolio

PFI	PowerShares DWA Financial Momentum Portfolio

PTH	PowerShares DWA Healthcare Momentum Portfolio

PRN	PowerShares DWA Industrials Momentum Portfolio

PTF	PowerShares DWA Technology Momentum Portfolio

PUI	PowerShares DWA Utilities Momentum Portfolio

PNQI	PowerShares NASDAQ Internet Portfolio

2

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Specialty Chemicals	41.4
Diversified Chemicals	9.7
Industrial Gases	9.3
Fertilizers & Agricultural Chemicals	8.0
Commodity Chemicals	6.4
Steel	4.3
Paper Products	4.0
Diversified Metals & Mining	3.5
Aluminum	2.8
Specialized REITs	2.3
Life Sciences Tools & Services	2.0
Forest Products	1.8
Paper Packaging	1.7
Oil & Gas Refining & Marketing	1.6
Health Care Distributors	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests—100.0%
	Aluminum—2.8%
83,733	Alcoa, Inc.	$747,735
13,106	Kaiser Aluminum Corp.	1,065,387

		1,813,122

	Commodity Chemicals—6.4%
30,093	LyondellBasell Industries NV, Class A	2,795,940
23,277	Westlake Chemical Corp.	1,402,905

		4,198,845

	Diversified Chemicals—9.7%
47,350	Dow Chemical Co. (The)	2,446,575
18,270	E.I. du Pont de Nemours & Co.	1,158,318
19,926	Eastman Chemical Co.	1,438,059
99,745	Huntsman Corp.	1,313,642

		6,356,594

	Diversified Metals & Mining—3.5%
16,590	Compass Minerals International, Inc.	1,347,772
80,908	Freeport-McMoRan, Inc.	952,287

		2,300,059

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Fertilizers & Agricultural Chemicals—8.0%
41,255	CF Industries Holdings, Inc.	$2,094,517
25,793	FMC Corp.	1,050,033
22,487	Monsanto Co.	2,096,238

		5,240,788

	Forest Products—1.8%
68,243	Louisiana-Pacific Corp.(b)	1,205,171

	Health Care Distributors—1.2%
25,163	Aceto Corp.	758,916

	Industrial Gases—9.3%
15,993	Air Products & Chemicals, Inc.	2,222,707
25,606	Airgas, Inc.	2,462,273
13,022	Praxair, Inc.	1,446,614

		6,131,594

	Life Sciences Tools & Services—2.0%
27,903	Cambrex Corp.(b)	1,282,701

	Oil & Gas Refining & Marketing—1.6%
52,545	Green Plains, Inc.	1,077,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA Basic Materials Momentum Portfolio (PYZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Paper Packaging—1.7%
17,324	Avery Dennison Corp.	$1,125,540

	Paper Products—4.0%
62,021	International Paper Co.	2,647,677

	Specialized REITs—2.3%
50,856	Weyerhaeuser Co. REIT	1,491,606

	Specialty Chemicals—41.4%
16,944	A. Schulman, Inc.	608,120
25,780	Ashland, Inc.	2,828,582
9,394	Balchem Corp.	641,610
21,829	Celanese Corp., Series A	1,550,951
36,716	Chemtura Corp.(b)	1,172,709
15,191	Ecolab, Inc.	1,828,237
61,604	Ferro Corp.(b)	769,434
16,477	H.B. Fuller Co.	625,961
14,925	Innophos Holdings, Inc.	634,163
18,878	Innospec, Inc.	1,042,821
11,462	International Flavors & Fragrances, Inc.	1,330,280
13,515	Minerals Technologies, Inc.	796,574
3,765	NewMarket Corp.	1,482,431
45,830	PolyOne Corp.	1,532,555
22,253	PPG Industries, Inc.	2,320,098
11,306	Quaker Chemical Corp.	897,470
26,406	RPM International, Inc.	1,207,018
13,567	Sensient Technologies Corp.	885,518
13,352	Stepan Co.	706,721
17,843	Valspar Corp. (The)	1,444,391
28,756	W.R. Grace & Co.(b)	2,884,227

		27,189,871

	Steel—4.3%
11,798	Reliance Steel & Aluminum Co.	707,408
73,091	Steel Dynamics, Inc.	1,349,991
24,827	Worthington Industries, Inc.	762,189

		2,819,588

	Total Common Stocks and Other Equity Interests (Cost $62,535,376)	65,639,770

	Money Market Fund—0.1%
80,224	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $80,224)	80,224

	Total Investments (Cost $62,615,600)—100.1%	65,719,994
	Other assets less liabilities—(0.1)%	(55,198)

	Net Assets—100.0%	$65,664,796

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Restaurants	13.9
Automotive Retail	13.3
Airlines	10.6
Apparel Retail	9.5
Apparel, Accessories & Luxury Goods	8.8
Footwear	6.8
Hotels, Resorts & Cruise Lines	6.4
Internet Retail	4.8
Specialty Stores	3.7
Home Entertainment Software	3.1
Homefurnishing Retail	3.1
Casinos & Gaming	2.8
Movies & Entertainment	2.4
Cable & Satellite	2.4
Home Furnishings	2.1
Industrial Machinery	2.0
Leisure Facilities	1.8
Auto Parts & Equipment	1.3
Homebuilding	1.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Airlines—10.6%
121,769	Alaska Air Group, Inc.	$9,284,886
20,835	Allegiant Travel Co.	4,113,871
201,950	Hawaiian Holdings, Inc.(b)	7,007,665
287,522	JetBlue Airways Corp.(b)	7,142,046

		27,548,468

	Apparel Retail—9.5%
105,072	Foot Locker, Inc.	7,118,628
102,804	L Brands, Inc.	9,867,128
154,110	Ross Stores, Inc.	7,794,884

		24,780,640

	Apparel, Accessories & Luxury Goods—8.8%
76,606	G-III Apparel Group Ltd.(b)	4,220,225
99,897	Under Armour, Inc., Class A(b)	9,498,207
138,466	VF Corp.	9,349,224

		23,067,656

	Auto Parts & Equipment—1.3%
58,657	Drew Industries, Inc.	3,509,448

Number of Shares		Value
	Common Stocks (continued)
	Automotive Retail—13.3%
73,659	Asbury Automotive Group, Inc.(b)	$5,833,793
10,326	AutoZone, Inc.(b)	8,099,818
52,427	Lithia Motors, Inc., Class A	6,154,405
53,349	O’Reilly Automotive, Inc.(b)	14,738,195

		34,826,211

	Cable & Satellite—2.4%
32,948	Charter Communications, Inc., Class A(b)	6,291,091

	Casinos & Gaming—2.8%
175,858	Isle of Capri Casinos, Inc.(b)	3,364,164
113,710	Pinnacle Entertainment, Inc.(b)	3,980,987

		7,345,151

	Footwear—6.8%
84,011	NIKE, Inc., Class B	11,007,962
218,951	Skechers U.S.A., Inc., Class A(b)	6,831,271

		17,839,233

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Home Entertainment Software—3.1%
111,006	Electronic Arts, Inc.(b)	$8,000,202

	Home Furnishings—2.1%
28,022	Mohawk Industries, Inc.(b)	5,478,301

	Homebuilding—1.2%
115,045	LGI Homes, Inc.(b)	3,224,711

	Homefurnishing Retail—3.1%
108,086	Williams-Sonoma, Inc.	7,971,342

	Hotels, Resorts & Cruise Lines—6.4%
61,130	Royal Caribbean Cruises Ltd.	6,012,135
129,948	Wyndham Worldwide Corp.	10,571,270

		16,583,405

	Industrial Machinery—2.0%
44,988	Middleby Corp. (The)(b)	5,260,897

	Internet Retail—4.8%
60,043	Expedia, Inc., Class A	8,183,861
98,997	Liberty Ventures, Class A(b)	4,313,299

		12,497,160

	Leisure Facilities—1.8%
89,496	Six Flags Entertainment Corp.	4,657,372

	Movies & Entertainment—2.4%
55,357	Walt Disney Co. (The)	6,296,305

	Restaurants—13.9%
138,743	Brinker International, Inc.	6,314,194
28,889	Buffalo Wild Wings, Inc.(b)	4,456,706
81,185	Domino’s Pizza, Inc.	8,660,004
61,809	Papa John’s International, Inc.	4,337,138
69,764	Popeyes Louisiana Kitchen, Inc.(b)	3,937,480
134,746	Starbucks Corp.	8,431,057

		36,136,579

	Specialty Stores—3.7%
105,092	Tractor Supply Co.	9,709,450

	Total Common Stocks (Cost $248,387,854)	261,023,622

	Money Market Fund—0.1%
166,710	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $166,710)	166,710

	Total Investments (Cost $248,554,564)—100.1%	261,190,332
	Other assets less liabilities—(0.1)%	(216,801)

	Net Assets—100.0%	$260,973,531

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Packaged Foods & Meats	18.9
Household Products	13.4
Tobacco	9.9
Soft Drinks	8.8
Distillers & Vintners	7.7
Housewares & Specialties	6.1
Food Retail	5.9
Specialized Consumer Services	5.0
Industrial Machinery	3.5
Home Furnishings	2.8
Trucking	2.6
Personal Products	1.9
Internet Software & Services	1.8
Household Appliances	1.8
Agricultural Products	1.7
Health Care Services	1.7
Environmental & Facilities Services	1.6
Health Care Facilities	1.6
Internet Retail	1.2
Education Services	1.1
Pharmaceuticals	1.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—1.7%
61,357	Ingredion, Inc.	$5,832,597

	Distillers & Vintners—7.7%
103,589	Brown-Forman Corp., Class B	10,999,080
110,689	Constellation Brands, Inc., Class A	14,920,877

		25,919,957

	Education Services—1.1%
55,307	Bright Horizons Family Solutions, Inc.(b)	3,540,754

	Environmental & Facilities Services—1.6%
205,810	Rollins, Inc.	5,519,824

	Food Retail—5.9%
56,190	Casey’s General Stores, Inc.	5,968,502
81,200	Ingles Markets, Inc., Class A	4,055,128
257,232	Kroger Co. (The)	9,723,370

		19,747,000

Number of Shares		Value
	Common Stocks (continued)
	Health Care Facilities—1.6%
96,530	VCA, Inc.(b)	$5,286,948

	Health Care Services—1.7%
35,485	Chemed Corp.	5,581,436

	Home Furnishings—2.8%
121,283	Tempur Sealy International, Inc.(b)	9,440,669

	Household Appliances—1.8%
60,560	Helen of Troy Ltd.(b)	6,008,158

	Household Products—13.4%
174,632	Church & Dwight Co., Inc.	15,034,069
75,277	Clorox Co. (The)	9,179,277
97,003	Energizer Holdings, Inc.	4,154,639
56,616	Kimberly-Clark Corp.	6,777,501
61,726	Spectrum Brands Holdings, Inc.	5,916,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Consumer Staples Momentum Portfolio (PSL) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Household Products (continued)
39,207	WD-40 Co.	$3,747,405

		44,809,328

	Housewares & Specialties—6.1%
258,897	Jarden Corp.(b)	11,598,586
205,684	Newell Rubbermaid, Inc.	8,727,172

		20,325,758

	Industrial Machinery—3.5%
69,862	Snap-on, Inc.	11,589,407

	Internet Retail—1.2%
168,236	Nutrisystem, Inc.	3,891,299

	Internet Software & Services—1.8%
80,389	Stamps.com, Inc.(b)	6,078,212

	Packaged Foods & Meats—18.9%
103,578	Cal-Maine Foods, Inc.	5,537,280
115,894	Diamond Foods, Inc.(b)	4,591,720
179,743	Flowers Foods, Inc.	4,853,061
222,553	Hain Celestial Group, Inc. (The)(b)	11,094,267
141,147	Hormel Foods Corp.	9,534,480
44,458	J & J Snack Foods Corp.	5,458,998
139,278	Mondelez International, Inc., Class A	6,429,072
167,563	Pinnacle Foods, Inc.	7,386,177
200,958	WhiteWave Foods Co. (The)(b)	8,235,259

		63,120,314

	Personal Products—1.9%
49,467	USANA Health Sciences, Inc.(b)	6,361,456

	Pharmaceuticals—1.0%
105,273	Phibro Animal Health Corp., Class A	3,511,907

	Soft Drinks—8.8%
23,598	Coca-Cola Bottling Co. Consolidated	4,984,134
126,754	Dr Pepper Snapple Group, Inc.	11,328,005
96,039	Monster Beverage Corp.(b)	13,092,036

		29,404,175

	Specialized Consumer Services—5.0%
235,687	H&R Block, Inc.	8,781,698
285,428	Service Corp. International	8,066,195

		16,847,893

	Tobacco—9.9%
282,527	Altria Group, Inc.	17,084,408
331,142	Reynolds American, Inc.	16,000,781

		33,085,189

	Trucking—2.6%
21,359	AMERCO	8,678,375

	Total Common Stocks (Cost $318,852,814)	334,580,656

Number of Shares		Value
	Money Market Fund—0.0%
146,865	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $146,865)	$146,865

	Total Investments (Cost $318,999,679)—100.0%	334,727,521
	Other assets less liabilities—(0.0)%	(69,274)

	Net Assets—100.0%	$334,658,247

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares DWA Energy Momentum Portfolio (PXI)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Oil & Gas Exploration & Production	44.8
Oil & Gas Refining & Marketing	30.4
Oil & Gas Storage & Transportation	9.3
Oil & Gas Equipment & Services	9.1
Integrated Oil & Gas	4.9
Specialty Chemicals	1.5
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Integrated Oil & Gas—4.9%
29,627	Chevron Corp.	$2,692,502
51,472	Occidental Petroleum Corp.	3,836,723

		6,529,225

	Oil & Gas Equipment & Services—9.1%
34,424	Dril-Quip, Inc.(b)	2,119,141
66,465	Halliburton Co.	2,550,927
75,476	Matrix Service Co.(b)	1,713,305
615,454	McDermott International, Inc.(b)	2,837,243
72,191	Oceaneering International, Inc.	3,033,466

		12,254,082

	Oil & Gas Exploration & Production—44.8%
46,978	Anadarko Petroleum Corp.	3,141,889
329,680	Callon Petroleum Co.(b)	2,861,622
60,350	Carrizo Oil & Gas, Inc.(b)	2,270,971
35,590	Cimarex Energy Co.	4,201,755
35,810	Clayton Williams Energy, Inc.(b)	2,133,202
46,973	Concho Resources, Inc.(b)	5,444,640
51,284	ConocoPhillips	2,736,001
65,689	Diamondback Energy, Inc.(b)	4,850,476
46,799	EOG Resources, Inc.	4,017,694
185,257	Laredo Petroleum, Inc.(b)(c)	2,126,750
91,504	Matador Resources Co.(b)	2,352,568
106,222	Newfield Exploration Co.(b)	4,269,062
154,680	Parsley Energy, Inc., Class A(b)	2,742,476
71,805	PDC Energy, Inc.(b)	4,332,714
37,383	Pioneer Natural Resources Co.	5,126,705
103,621	RSP Permian, Inc.(b)	2,841,288
310,733	Stone Energy Corp.(b)	1,736,998
268,958	Synergy Resources Corp.(b)	3,009,640

		60,196,451

Number of Shares		Value
	Common Stocks (continued)
	Oil & Gas Refining & Marketing—30.4%
166,029	Alon USA Energy, Inc.	$2,780,986
50,402	CVR Energy, Inc.	2,240,873
115,600	Delek US Holdings, Inc.	3,144,320
101,507	HollyFrontier Corp.	4,970,798
95,210	Marathon Petroleum Corp.	4,931,878
76,405	PBF Energy, Inc., Class A	2,597,770
55,862	Phillips 66	4,974,511
54,315	Tesoro Corp.	5,807,903
73,890	Valero Energy Corp.	4,870,829
111,001	Western Refining, Inc.	4,619,861

		40,939,729

	Oil & Gas Storage & Transportation—9.3%
100,822	Cheniere Energy, Inc.(b)	4,992,705
103,675	Kinder Morgan, Inc.	2,835,511
44,760	SemGroup Corp., Class A	2,038,818
47,110	Targa Resources Corp.	2,692,337

		12,559,371

	Specialty Chemicals—1.5%
109,746	Flotek Industries, Inc.(b)	1,986,402

	Total Common Stocks (Cost $133,330,797)	134,465,260

	Money Market Fund—0.2%
221,377	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $221,377)	221,377

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $133,552,174)—100.2%	134,686,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares DWA Energy Momentum Portfolio (PXI) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.0%
1,320,000	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $1,320,000)	$1,320,000

	Total Investments (Cost $134,872,174)—101.2%	136,006,637
	Other assets less liabilities—(1.2)%	(1,550,831)

	Net Assets—100.0%	$134,455,806

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares DWA Financial Momentum Portfolio (PFI)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Regional Banks	18.2
Data Processing & Outsourced Services	12.6
Specialized REITs	11.2
Retail REITs	9.0
Residential REITs	7.2
Thrifts & Mortgage Finance	6.8
Property & Casualty Insurance	6.4
Asset Management & Custody Banks	5.4
Life & Health Insurance	5.3
Specialized Finance	5.0
Real Estate Services	3.3
Multi-line Insurance	2.5
Diversified Banks	2.2
Consumer Finance	2.1
Reinsurance	1.5
Diversified Capital Markets	1.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Asset Management & Custody Banks—5.4%
7,628	Ameriprise Financial, Inc.	$879,966
26,491	Invesco Ltd.(b)	878,707

		1,758,673

	Consumer Finance—2.1%
12,636	PRA Group, Inc.(c)	692,453

	Data Processing & Outsourced Services—12.6%
10,473	Broadridge Financial Solutions, Inc.	623,982
17,966	MasterCard, Inc., Class A	1,778,454
18,224	Total System Services, Inc.	955,849
9,385	Visa, Inc., Class A	728,088

		4,086,373

	Diversified Banks—2.2%
13,453	Wells Fargo & Co.	728,345

	Diversified Capital Markets—1.3%
11,821	HFF, Inc., Class A	408,061

	Life & Health Insurance—5.3%
16,699	American Equity Investment Life Holding Co.	428,830
13,092	Principal Financial Group, Inc.	656,695

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Life & Health Insurance (continued)
10,912	Torchmark Corp.	$633,005

		1,718,530

	Multi-line Insurance—2.5%
13,024	American International Group, Inc.	821,293

	Property & Casualty Insurance—6.4%
12,406	Allstate Corp. (The)	767,683
8,167	Axis Capital Holdings Ltd.	441,018
11,173	FNF Group	394,183
14,805	Universal Insurance Holdings, Inc.	467,098

		2,069,982

	Real Estate Services—3.3%
29,112	CBRE Group, Inc., Class A(c)	1,085,295

	Regional Banks—18.2%
13,565	Bank of the Ozarks, Inc.	678,521
12,592	East West Bancorp, Inc.	508,591
7,811	Home BancShares, Inc.	335,248
71,453	Huntington Bancshares, Inc.	783,839
7,033	Pinnacle Financial Partners, Inc.	370,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares DWA Financial Momentum Portfolio (PFI) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Regional Banks (continued)
10,748	PrivateBancorp, Inc.	$449,589
4,936	Signature Bank(c)	735,069
5,615	SVB Financial Group(c)	685,423
15,213	Webster Financial Corp.	564,402
22,290	Western Alliance Bancorp(c)	796,868

		5,907,627

	Reinsurance—1.5%
7,701	Endurance Specialty Holdings Ltd.	486,164

	Residential REITs—7.2%
15,801	Camden Property Trust REIT	1,165,956
10,414	Equity Lifestyle Properties, Inc. REIT	629,839
8,303	Sun Communities, Inc. REIT	556,467

		2,352,262

	Retail REITs—9.0%
11,220	Federal Realty Investment Trust REIT	1,609,958
11,125	Regency Centers Corp. REIT	756,055
15,087	Weingarten Realty Investors REIT	539,511

		2,905,524

	Specialized Finance—5.0%
8,546	MarketAxess Holdings, Inc.	865,795
7,753	Moody’s Corp.	745,529

		1,611,324

	Specialized REITs—11.2%
25,502	CubeSmart REIT	709,466
14,879	Extra Space Storage, Inc. REIT	1,179,012
7,624	Public Storage REIT	1,749,403

		3,637,881

	Thrifts & Mortgage Finance—6.8%
6,582	BofI Holding, Inc.(c)	526,626
124,989	MGIC Investment Corp.(c)	1,174,896
34,836	Radian Group, Inc.	504,077

		2,205,599

	Total Common Stocks and Other Equity Interests (Cost $30,125,560)	32,475,386

	Money Market Fund—0.2%
59,371	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $59,371)	59,371

	Total Investments (Cost $30,184,931)—100.2%	32,534,757
	Other assets less liabilities—(0.2)%	(63,319)

	Net Assets—100.0%	$32,471,438

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares DWA Healthcare Momentum Portfolio (PTH)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Biotechnology	53.1
Health Care Equipment	13.1
Pharmaceuticals	10.8
Managed Health Care	6.3
Health Care Facilities	6.2
Health Care Services	5.1
Life Sciences Tools & Services	3.1
Health Care Supplies	2.3
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—53.1%
106,344	Alder Biopharmaceuticals, Inc.(b)	$3,400,881
110,422	Alkermes PLC(b)	7,941,550
399,234	Amicus Therapeutics, Inc.(b)	2,994,255
106,259	Anacor Pharmaceuticals, Inc.(b)	11,944,574
62,548	BioMarin Pharmaceutical, Inc.(b)	7,320,618
34,603	BioSpecifics Technologies Corp.(b)	2,021,161
94,680	Cara Therapeutics, Inc.(b)	1,341,616
72,186	Chimerix, Inc.(b)	2,828,247
56,773	Clovis Oncology, Inc.(b)	5,672,190
93,700	Dynavax Technologies Corp.(b)	2,127,927
75,245	Eagle Pharmaceuticals, Inc.(b)	4,793,859
861,242	Exelixis, Inc.(b)	5,184,677
154,947	Heron Therapeutics, Inc.(b)	4,248,647
78,949	Incyte Corp.(b)	9,278,876
94,411	Kite Pharma, Inc.(b)(c)	6,424,669
57,277	Ligand Pharmaceuticals, Inc.(b)	5,174,977
98,014	Neurocrine Biosciences, Inc.(b)	4,811,507
63,788	NewLink Genetics Corp.(b)	2,441,167
55,040	Portola Pharmaceuticals, Inc.(b)	2,620,454
68,833	Prothena Corp. PLC (Ireland)(b)	3,545,588
193,712	Radius Health, Inc.(b)	12,442,122
27,784	Regeneron Pharmaceuticals, Inc.(b)	15,486,524

		124,046,086

	Health Care Equipment—13.1%
89,653	ABIOMED, Inc.(b)	6,603,840
50,485	Cantel Medical Corp.	2,992,751
127,249	DexCom, Inc.(b)	10,602,387
70,078	Inogen, Inc.(b)	2,995,134
45,305	Natus Medical, Inc.(b)	2,062,736
57,021	NuVasive, Inc.(b)	2,689,110
80,741	Zeltiq Aesthetics, Inc.(b)	2,724,201

		30,670,159

Number of Shares		Value
	Common Stocks (continued)
	Health Care Facilities—6.2%
130,218	Acadia Healthcare Co., Inc.(b)	$7,996,688
43,289	Ensign Group, Inc. (The)	1,825,064
69,085	HCA Holdings, Inc.(b)	4,752,357

		14,574,109

	Health Care Services—5.1%
81,767	Amedisys, Inc.(b)	3,236,338
121,749	MEDNAX, Inc.(b)	8,579,652

		11,815,990

	Health Care Supplies—2.3%
90,738	West Pharmaceutical Services, Inc.	5,445,187

	Life Sciences Tools & Services—3.1%
40,052	Illumina, Inc.(b)	5,738,651
42,877	PRA Health Sciences, Inc.(b)	1,502,410

		7,241,061

	Managed Health Care—6.3%
42,512	Aetna, Inc.	4,879,527
69,558	Molina Healthcare, Inc.(b)	4,312,596
47,156	UnitedHealth Group, Inc.	5,554,034

		14,746,157

	Pharmaceuticals—10.8%
142,560	Aerie Pharmaceuticals, Inc.(b)	3,251,794
37,968	Allergan PLC(b)	11,711,989
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
87,000	Intra-Cellular Therapies, Inc.(b)	4,162,950
170,904	Sucampo Pharmaceuticals, Inc., Class A(b)	3,308,701
165,389	Supernus Pharmaceuticals, Inc.(b)	2,728,919

		25,179,301

	Total Common Stocks (Cost $225,729,189)	233,718,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares DWA Healthcare Momentum Portfolio (PTH) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
204,147	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $204,147)	$204,147

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $225,933,336)—100.1%	233,922,197

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.5%
3,484,400	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $3,484,400)	3,484,400

	Total Investments (Cost $229,417,736)—101.6%	237,406,597
	Other assets less liabilities—(1.6)%	(3,779,393)

	Net Assets—100.0%	$233,627,204

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares DWA Industrials Momentum Portfolio (PRN)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Aerospace & Defense	17.5
Building Products	12.3
Industrial Conglomerates	7.9
Electrical Components & Equipment	7.8
Data Processing & Outsourced Services	6.8
IT Consulting & Other Services	6.7
Paper Packaging	6.2
Specialty Chemicals	4.8
Construction Materials	3.6
Life Sciences Tools & Services	3.0
Commercial Printing	2.9
Electronic Manufacturing Services	2.2
Trucking	1.9
Construction & Farm Machinery & Heavy Trucks	1.8
Internet Software & Services	1.7
Construction & Engineering	1.5
Trading Companies & Distributors	1.5
Agricultural & Farm Machinery	1.5
Application Software	1.5
Distributors	1.4
Health Care Services	1.3
Technology Distributors	1.2
Diversified Support Services	1.2
Human Resource & Employment Services	1.0
Health Care Equipment	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—17.5%
30,453	HEICO Corp.	$1,536,049
21,264	Hexcel Corp.	984,949
14,767	Lockheed Martin Corp.	3,246,230
15,028	Raytheon Co.	1,764,287
43,012	Textron, Inc.	1,813,816
15,020	TransDigm Group, Inc.(b)	3,302,147

		12,647,478

Number of Shares		Value
	Common Stocks (continued)
	Agricultural & Farm Machinery—1.5%
14,289	Toro Co. (The)	$1,075,533

	Application Software—1.5%
11,503	Fair Isaac Corp.	1,062,532

	Building Products—12.3%
35,311	A.O. Smith Corp.	2,712,591
11,313	American Woodmark Corp.(b)	822,455
24,164	Apogee Enterprises, Inc.	1,196,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares DWA Industrials Momentum Portfolio (PRN) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Building Products (continued)
69,171	Builders FirstSource, Inc.(b)	$817,601
30,223	Fortune Brands Home & Security, Inc.	1,581,570
13,167	Lennox International, Inc.	1,748,709

		8,879,769

	Commercial Printing—2.9%
21,029	Deluxe Corp.	1,252,277
10,808	Multi-Color Corp.	841,295

		2,093,572

	Construction & Engineering—1.5%
14,682	Dycom Industries, Inc.(b)	1,117,153

	Construction & Farm Machinery & Heavy Trucks—1.8%
16,126	Wabtec Corp.	1,336,362

	Construction Materials—3.6%
80,687	Headwaters, Inc.(b)	1,658,118
17,859	US Concrete, Inc.(b)	990,460

		2,648,578

	Data Processing & Outsourced Services—6.8%
15,230	Euronet Worldwide, Inc.(b)	1,222,055
17,242	Fiserv, Inc.(b)	1,664,026
13,979	FleetCor Technologies, Inc.(b)	2,024,998

		4,911,079

	Distributors—1.4%
12,846	Pool Corp.	1,047,463

	Diversified Support Services—1.2%
24,240	Healthcare Services Group, Inc.	903,182

	Electrical Components & Equipment—7.8%
9,840	Acuity Brands, Inc.	2,151,024
63,404	AMETEK, Inc.	3,475,807

		5,626,831

	Electronic Manufacturing Services—2.2%
25,059	TE Connectivity Ltd. (Switzerland)	1,614,802

	Health Care Equipment—0.8%
10,410	Greatbatch, Inc.(b)	556,415

	Health Care Services—1.3%
33,008	AMN Healthcare Services, Inc.(b)	936,437

	Human Resource & Employment Services—1.0%
14,664	WageWorks, Inc.(b)	704,165

	Industrial Conglomerates—7.9%
24,747	Danaher Corp.	2,309,143
18,189	Roper Technologies, Inc.	3,389,520

		5,698,663

	Internet Software & Services—1.7%
5,933	CoStar Group, Inc.(b)	1,204,814

	IT Consulting & Other Services—6.7%
21,805	Accenture PLC, Class A	2,337,496
32,369	Booz Allen Hamilton Holding Corp.	953,591
16,908	Gartner, Inc.(b)	1,533,048

		4,824,135

Number of Shares		Value
	Common Stocks (continued)
	Life Sciences Tools & Services—3.0%
7,066	Mettler-Toledo International, Inc.(b)	$2,197,455

	Paper Packaging—6.2%
199,222	Graphic Packaging Holding Co.	2,820,984
33,551	Sealed Air Corp.	1,648,025

		4,469,009

	Specialty Chemicals—4.8%
12,932	Sherwin-Williams Co. (The)	3,450,646

	Technology Distributors—1.2%
10,758	ePlus, Inc.(b)	908,190

	Trading Companies & Distributors—1.5%
8,975	Watsco, Inc.	1,104,194

	Trucking—1.9%
21,743	Old Dominion Freight Line, Inc.(b)	1,346,761

	Total Common Stocks (Cost $69,005,187)	72,365,218

	Money Market Fund—0.1%
102,005	Invesco Premier Portfolio—Institutional Class, 0.12%(c) (Cost $102,005)	102,005

	Total Investments (Cost $69,107,192)—100.1%	72,467,223
	Other assets less liabilities—(0.1)%	(80,955)

	Net Assets—100.0%	$72,386,268

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares DWA Technology Momentum Portfolio (PTF)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Application Software	34.1
Internet Software & Services	13.8
Systems Software	8.0
Technology Hardware, Storage & Peripherals	7.2
Semiconductors	6.5
Electronic Components	5.8
Data Processing & Outsourced Services	4.6
Communications Equipment	4.3
Alternative Carriers	3.6
Health Care Technology	3.1
Wireless Telecommunication Services	3.0
IT Consulting & Other Services	2.8
Specialized REITs	2.4
Education Services	0.9
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Alternative Carriers—3.6%
101,399	Inteliquent, Inc.	$2,100,987
86,921	Straight Path Communications, Inc., Class B(b)(c)	2,694,551
456,465	Vonage Holdings Corp.(c)	2,770,743

		7,566,281

	Application Software—34.1%
151,159	ACI Worldwide, Inc.(c)	3,620,258
48,368	Adobe Systems, Inc.(c)	4,288,307
76,927	Aspen Technology, Inc.(c)	3,184,009
248,274	Cadence Design Systems, Inc.(c)	5,516,648
143,726	Callidus Software, Inc.(c)	2,496,521
77,186	Ellie Mae, Inc.(c)	5,633,034
55,473	Guidewire Software, Inc.(c)	3,230,193
49,613	Intuit, Inc.	4,833,795
86,904	Manhattan Associates, Inc.(c)	6,330,956
120,261	Mentor Graphics Corp.	3,271,099
89,668	Paycom Software, Inc.(c)	3,408,281
55,244	salesforce.com, inc.(c)	4,293,011
74,327	SS&C Technologies Holdings, Inc.	5,511,347
38,829	Tyler Technologies, Inc.(c)	6,614,908
47,161	Ultimate Software Group, Inc. (The)(c)	9,637,350

		71,869,717

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Communications Equipment—4.3%
171,606	Infinera Corp.(c)	$3,390,934
34,875	Palo Alto Networks, Inc.(c)	5,614,875

		9,005,809

	Data Processing & Outsourced Services—4.6%
81,059	Heartland Payment Systems, Inc.	5,998,366
46,546	Jack Henry & Associates, Inc.	3,599,868

		9,598,234

	Education Services—0.9%
91,519	2U, Inc.(c)	1,920,069

	Electronic Components—5.8%
226,635	Amphenol Corp., Class A	12,288,150

	Health Care Technology—3.1%
96,983	Cerner Corp.(c)	6,429,003

	Internet Software & Services—13.8%
59,878	Akamai Technologies, Inc.(c)	3,641,780
286,909	EarthLink Holdings Corp.	2,453,072
69,238	Facebook, Inc., Class A(c)	7,060,199
97,734	GTT Communications, Inc.(c)	1,829,580
40,780	j2 Global, Inc.	3,162,489
51,607	LogMeIn, Inc.(c)	3,476,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares DWA Technology Momentum Portfolio (PTF) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
39,798	SPS Commerce, Inc.(c)	$2,858,292
57,772	VeriSign, Inc.(c)	4,656,423

		29,138,083

	IT Consulting & Other Services—2.8%
39,590	EPAM Systems, Inc.(c)	3,062,287
49,124	Virtusa Corp.(c)	2,821,191

		5,883,478

	Semiconductors—6.5%
62,130	Cavium, Inc.(c)	4,408,123
91,667	Inphi Corp.(c)	2,728,927
173,707	MaxLinear, Inc., Class A(c)	2,258,191
68,857	Monolithic Power Systems, Inc.	4,298,054

		13,693,295

	Specialized REITs—2.4%
16,944	Equinix, Inc. REIT	5,026,946

	Systems Software—8.0%
97,550	Fortinet, Inc.(c)	3,351,818
53,728	Imperva, Inc.(c)	3,794,271
67,863	Proofpoint, Inc.(c)	4,780,270
59,233	ServiceNow, Inc.(c)	4,836,374

		16,762,733

	Technology Hardware, Storage & Peripherals—7.2%
107,007	Apple, Inc.	12,787,336
50,381	Electronics for Imaging, Inc.(c)	2,339,694

		15,127,030

	Wireless Telecommunication Services—3.0%
52,496	SBA Communications Corp., Class A(c)	6,248,074

	Total Common Stocks and Other Equity Interests (Cost $201,961,683)	210,556,902

	Money Market Fund—0.0%
44,118	Invesco Premier Portfolio—Institutional Class, 0.12%(d) (Cost $44,118)	44,118

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $202,005,801)—100.1%	210,601,020

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
1,914,205	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $1,914,205)	1,914,205

	Total Investments (Cost $203,920,006)—101.0%	212,515,225
	Other assets less liabilities—(1.0)%	(2,013,688)

	Net Assets—100.0%	$210,501,537

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares DWA Utilities Momentum Portfolio (PUI)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Multi-Utilities	39.4
Electric Utilities	36.2
Gas Utilities	11.8
Integrated Telecommunication Services	5.7
Water Utilities	5.3
Oil & Gas Exploration & Production	1.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Electric Utilities—36.2%
13,458	American Electric Power Co., Inc.	$762,396
15,607	Duke Energy Corp.	1,115,432
19,308	Eversource Energy	983,549
8,459	IDACORP, Inc.	565,484
18,860	ITC Holdings Corp.	617,099
10,186	NextEra Energy, Inc.	1,045,695
16,182	OGE Energy Corp.	461,349
8,995	Pinnacle West Capital Corp.	571,272
22,316	PNM Resources, Inc.	627,526
13,009	Portland General Electric Co.	482,374
17,941	PPL Corp.	617,170
15,830	Southern Co. (The)	713,933
15,237	Westar Energy, Inc.	604,909
27,293	Xcel Energy, Inc.	972,450

		10,140,638

	Gas Utilities—11.8%
11,460	Atmos Energy Corp.	721,980
12,876	New Jersey Resources Corp.	407,912
7,610	ONE Gas, Inc.	371,672
18,846	Questar Corp.	389,170
5,347	Southwest Gas Corp.	328,627
13,927	UGI Corp.	510,703
9,213	WGL Holdings, Inc.	573,325

		3,303,389

	Integrated Telecommunication Services—5.7%
97,863	Frontier Communications Corp.	503,016
16,395	Verizon Communications, Inc.	768,598
50,801	Windstream Holdings, Inc.	330,714

		1,602,328

	Multi-Utilities—39.4%
8,602	Alliant Energy Corp.	507,690
15,576	Ameren Corp.	680,360
26,398	CMS Energy Corp.	952,176
8,516	Consolidated Edison, Inc.	559,927
13,874	Dominion Resources, Inc.	991,020
11,691	DTE Energy Co.	953,869

Number of Shares		Value
	Common Stocks (continued)
	Multi-Utilities (continued)
55,373	NiSource, Inc.	$1,060,947
10,711	NorthWestern Corp.	580,429
18,754	PG&E Corp.	1,001,464
16,325	SCANA Corp.	966,766
11,278	Sempra Energy	1,154,980
13,218	Vectren Corp.	601,022
20,359	WEC Energy Group, Inc.	1,049,710

		11,060,360

	Oil & Gas Exploration & Production—1.6%
6,992	EQT Corp.	461,961

	Water Utilities—5.3%
9,593	American States Water Co.	390,915
11,241	American Water Works Co., Inc.	644,784
15,266	Aqua America, Inc.	436,607

		1,472,306

	Total Common Stocks (Cost $25,547,465)	28,040,982

	Money Market Fund—0.2%
56,322	Invesco Premier Portfolio—Institutional Class, 0.12%(b) (Cost $56,322)	56,322

	Total Investments (Cost $25,603,787)—100.2%	28,097,304
	Other assets less liabilities—(0.2)%	(57,625)

	Net Assets—100.0%	$28,039,679

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2015

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2015
Internet Software & Services	56.0
Internet Retail	39.0
Specialized REITs	3.3
Application Software	1.2
Alternative Carriers	0.3
IT Consulting & Other Services	0.1
Casinos & Gaming	0.1
Wireless Telecommunication Services	0.0
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests—100.0%
	Alternative Carriers—0.3%
21,626	Cogent Communications Group, Inc.	$664,351

	Application Software—1.2%
39,353	NQ Mobile, Inc., Class A ADR (China)(b)(c)	151,902
57,917	Open Text Corp. (Canada)	2,687,349

		2,839,251

	Casinos & Gaming—0.1%
12,866	500.com Ltd., Class A ADR (China)(b)(c)	261,180

	Internet Retail—39.0%
13,441	1-800-FLOWERS.COM, Inc., Class A(c)	133,469
34,291	Amazon.com, Inc.(c)	21,462,737
5,432	Blue Nile, Inc.(c)	185,231
209,204	Cnova NV (Netherlands)(b)(c)	627,612
71,597	Ctrip.com International Ltd. ADR (China)(c)	6,656,373
55,142	Expedia, Inc., Class A	7,515,855
13,529	FTD Cos., Inc.(c)	383,141
308,558	Groupon, Inc., Class A(b)(c)	1,144,750
339,879	JD.Com, Inc. ADR (China)(c)	9,387,458
15,080	Lands’ End, Inc.(b)(c)	372,175
34,085	Liberty TripAdvisor Holdings, Inc., Series A(c)	1,063,111
19,815	MakeMyTrip Ltd. (India)(b)(c)	316,247
152,913	Netflix, Inc.(c)	16,572,711
13,712	Nutrisystem, Inc.	317,159
11,479	Overstock.com, Inc.(c)	179,761
9,594	PetMed Express, Inc.(b)	161,371
14,086	Priceline Group, Inc. (The)(c)	20,484,425
18,594	Qunar Cayman Islands Ltd., Class A ADR (China)(b)(c)	902,553
17,185	Shutterfly, Inc.(c)	716,786
62,217	TripAdvisor, Inc., Class A(c)	5,212,540

		93,795,465

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services—56.0%
24,114	21Vianet Group, Inc., Class A ADR (China)(b)(c)	$483,245
19,264	Actua Corp.(c)	266,806
84,638	Akamai Technologies, Inc.(c)	5,147,683
28,447	Alphabet, Inc., Class C(c)	20,220,412
27,616	Angie’s List, Inc.(b)(c)	213,472
21,443	Autohome, Inc., Class A ADR (China)(b)(c)	774,950
59,731	Baidu, Inc., Class A ADR (China)(c)	11,197,771
49,052	Bankrate, Inc.(c)	582,247
38,005	Bazaarvoice, Inc.(c)	168,362
13,578	Benefitfocus, Inc.(b)(c)	433,953
19,331	Blucora, Inc.(c)	189,444
15,376	Brightcove, Inc.(c)	95,331
12,952	Carbonite, Inc.(c)	131,074
15,368	Cimpress NV(b)(c)	1,212,535
18,600	comScore, Inc.(c)	795,708
15,190	Constant Contact, Inc.(c)	396,459
25,629	Cornerstone OnDemand, Inc.(c)	807,313
15,373	CoStar Group, Inc.(c)	3,121,795
24,941	Criteo SA ADR (France)(b)(c)	949,254
17,817	Demandware, Inc.(c)	1,010,224
25,606	DHI Group, Inc.(c)	231,734
48,934	EarthLink Holdings Corp.	418,386
324,412	eBay, Inc.(c)	9,051,095
63,266	Endurance International Group Holdings, Inc.(b)(c)	843,336
16,810	Envestnet, Inc.(c)	501,947
196,680	Facebook, Inc., Class A(c)	20,055,460
40,686	Gogo, Inc.(b)(c)	574,893
45,519	HomeAway, Inc.(c)	1,436,580
36,525	IAC/InterActiveCorp.	2,447,540
26,203	Internap Corp.(c)	177,132
22,947	j2 Global, Inc.	1,779,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares NASDAQ Internet Portfolio (PNQI) (continued)

October 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
47,401	Limelight Networks, Inc.(c)	$96,698
14,169	Liquidity Services, Inc.(c)	116,044
26,975	LivePerson, Inc.(c)	210,405
11,791	LogMeIn, Inc.(c)	794,242
17,420	Marin Software, Inc.(c)	62,364
20,253	Marketo, Inc.(c)	596,046
20,907	MercadoLibre, Inc. (Argentina)(b)	2,056,622
43,045	Monster Worldwide, Inc.(c)	269,892
35,707	NetEase, Inc. ADR (China)	5,160,733
31,130	NIC, Inc.	590,536
100,572	Pandora Media, Inc.(c)	1,157,584
33,647	Perion Network Ltd. (Israel)(b)(c)	70,995
46,441	Qihoo 360 Technology Co. Ltd., Class A ADR (China)(b)(c)	2,651,317
21,238	QuinStreet, Inc.(c)	117,871
67,405	Rackspace Hosting, Inc.(c)	1,742,419
17,072	RealNetworks, Inc.(c)	66,239
25,313	RetailMeNot, Inc.(c)	222,501
20,152	Rocket Fuel, Inc.(b)(c)	92,699
13,125	SciQuest, Inc.(c)	155,663
17,106	Shutterstock, Inc.(b)(c)	487,179
27,610	SINA Corp. (China)(c)	1,315,340
18,318	Sohu.com, Inc. (China)(c)	925,425
7,824	Stamps.com, Inc.(c)	591,573
15,233	TechTarget, Inc.(c)	142,124
38,873	TrueCar, Inc.(b)(c)	238,680
316,510	Twitter, Inc.(c)	9,007,875
6,971	United Online, Inc.(c)	81,421
53,782	VeriSign, Inc.(b)(c)	4,334,829
24,167	Web.com Group, Inc.(c)	567,199
17,996	WebMD Health Corp.(c)	731,717
22,257	Weibo Corp. ADR (China)(b)(c)	358,783
18,732	Wix.com Ltd. (Israel)(b)(c)	414,352
272,848	Yahoo!, Inc.(c)	9,718,846
124,847	Yandex NV, Class A (Russia)(c)	2,010,037
16,567	YY, Inc., Class A ADR (China)(b)(c)	943,325
25,008	Zillow Group, Inc., Class A(b)(c)	770,496

		134,585,752

	IT Consulting & Other Services—0.1%
16,654	Perficient, Inc.(c)	278,455

	Specialized REITs—3.3%
26,994	Equinix, Inc. REIT	8,008,580

	Wireless Telecommunication Services—0.0%
17,457	Boingo Wireless, Inc.(c)	134,942

	Total Common Stocks and Other Equity Interests (Cost $224,106,019)	240,567,976

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.8%
13,868,642	Invesco Liquid Assets Portfolio—Institutional Class, 0.16%(d)(e) (Cost $13,868,642)	$13,868,642

	Total Investments (Cost $237,974,661)—105.8%	254,436,618
	Other assets less liabilities—(5.8)%	(13,953,903)

	Net Assets—100.0%	$240,482,715

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

This Fund has holdings greater than 10% of net assets in the following country:

China	17.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

October 31, 2015

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)
Assets:
Unaffiliated investments, at value(a)	$65,639,770	$261,023,622	$334,580,656	$134,465,260
Affiliated investments, at value	80,224	166,710	146,865	1,541,377

Total investments, at value	65,719,994	261,190,332	334,727,521	136,006,637
Receivables:
Dividends	51,257	36,158	201,474	176,998
Shares sold	—	—	2,839,080	—
Securities lending	—	—	—	4,947
Investments sold	—	—	—	—
Other assets	820	819	819	819

Total Assets	65,772,071	261,227,309	337,768,894	136,189,401

Liabilities:
Due to custodian	—	—	—	—
Payables:
Investments purchased	—	—	2,838,259	127,755
Collateral upon return of securities loaned	—	—	—	1,320,000
Shares repurchased	—	—	—	—
Accrued advisory fees	21,387	77,577	100,743	42,384
Accrued trustees’ and officer’s fees	16,059	14,135	14,703	18,576
Accrued expenses	69,829	162,066	156,942	224,880

Total Liabilities	107,275	253,778	3,110,647	1,733,595

Net Assets	$65,664,796	$260,973,531	$334,658,247	$134,455,806

Net Assets Consist of:
Shares of beneficial interest	$93,281,609	$267,370,659	$327,625,644	$225,355,116
Undistributed net investment income (loss)	132,305	(76,183)	271,840	177,574
Undistributed net realized gain (loss)	(30,853,512)	(18,956,713)	(8,967,079)	(92,211,347)
Net unrealized appreciation	3,104,394	12,635,768	15,727,842	1,134,463

Net Assets	$65,664,796	$260,973,531	$334,658,247	$134,455,806

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	5,600,000	5,900,000	3,400,000
Net asset value	$50.51	$46.60	$56.72	$39.55

Market price	$50.55	$46.68	$56.80	$39.58

Unaffiliated investments, at cost	$62,535,376	$248,387,854	$318,852,814	$133,330,797

Affiliated investments, at cost	$80,224	$166,710	$146,865	$1,541,377

Total investments, at cost	$62,615,600	$248,554,564	$318,999,679	$134,872,174

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$1,262,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares DWA Financial Momentum Portfolio (PFI)	PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$31,596,679	$233,718,050	$72,365,218	$210,556,902	$28,040,982	$240,567,976
938,078	3,688,547	102,005	1,958,323	56,322	13,868,642

32,534,757	237,406,597	72,467,223	212,515,225	28,097,304	254,436,618

15,532	11,041	62,835	107,256	45,159	292,057
—	—	—	6,180,519	—	—
—	5,376	—	2,516	—	10,323
—	—	4,509,080	—	—	—
819	820	819	820	819	—

32,551,108	237,423,834	77,039,957	218,806,336	28,143,282	254,738,998

—	—	—	2,333	—	274,429

—	—	—	6,182,144	28,258	—
—	3,484,400	—	1,914,205	—	13,868,642
—	—	4,510,536	—	—	—
7,071	79,490	35,162	56,411	5,307	113,212
13,875	17,255	16,256	14,923	14,895	—
58,724	215,485	91,735	134,783	55,143	—

79,670	3,796,630	4,653,689	8,304,799	103,603	14,256,283

$32,471,438	$233,627,204	$72,386,268	$210,501,537	$28,039,679	$240,482,715

$42,631,496	$293,885,970	$127,010,866	$235,021,010	$41,611,458	$226,665,083
99,075	(836,527)	3,401	22,249	130,316	(412,228)
(12,608,959)	(67,411,100)	(57,988,030)	(33,136,941)	(16,195,612)	(2,232,097)
2,349,826	7,988,861	3,360,031	8,595,219	2,493,517	16,461,957

$32,471,438	$233,627,204	$72,386,268	$210,501,537	$28,039,679	$240,482,715

1,050,000	4,250,000	1,600,000	5,100,000	1,250,000	3,050,000
$30.93	$54.97	$45.24	$41.27	$22.43	$78.85

$30.96	$55.05	$45.26	$41.30	$22.45	$78.97

$29,159,791	$225,729,189	$69,005,187	$201,961,683	$25,547,465	$224,106,019

$1,025,140	$3,688,547	$102,005	$1,958,323	$56,322	$13,868,642

$30,184,931	$229,417,736	$69,107,192	$203,920,006	$25,603,787	$237,974,661

$—	$3,375,280	$—	$1,953,000	$—	$13,571,423

23

Statements of Operations

For the six months ended October 31, 2015

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)
Investment Income:
Unaffiliated dividend income	$616,580	$586,596	$984,406	$1,515,722
Affiliated dividend income	26	55	38	88
Securities lending income	2,343	—	—	48,052
Foreign withholding tax	—	—	—	—

Total Income	618,949	586,651	984,444	1,563,862

Expenses:
Advisory fees	178,367	368,316	380,626	389,085
Accounting & administration fees	18,586	18,585	18,585	18,586
Sub-licensing fees	17,837	109,257	101,432	138,614
Professional fees	13,719	13,327	13,293	15,004
Trustees’ and officer’s fees	4,207	4,465	4,210	4,957
Custodian & transfer agent fees	3,079	2,066	2,342	3,392
Other expenses	9,415	8,301	7,394	19,668

Total Expenses	245,210	524,317	527,882	589,306

Less: Waivers	(31,229)	(82,452)	(71,208)	(115,981)

Net Expenses	213,981	441,865	456,674	473,325

Net Investment Income (Loss)	404,968	144,786	527,770	1,090,537

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(4,425,978)	(6,748,764)	(4,572,707)	(25,965,580)
In-kind redemptions	357,183	764,253	6,651,195	1,215,479

Net realized gain (loss)	(4,068,795)	(5,984,511)	2,078,488	(24,750,101)

Net change in unrealized appreciation (depreciation) on investment securities	(976,598)	6,012,075	8,920,733	(11,512,134)

Net realized and unrealized gain (loss)	(5,045,393)	27,564	10,999,221	(36,262,235)

Net increase (decrease) in net assets resulting from operations	$(4,640,425)	$172,350	$11,526,991	$(35,171,698)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares DWA Financial Momentum Portfolio (PFI)	PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$368,107	$115,266	$741,715	$419,307	$501,472	$508,389
13,797	81	35	57	19	49
—	7,995	—	10,287	—	58,197
—	—	—	—	—	(3,131)

381,904	123,342	741,750	429,651	501,491	563,504

85,253	577,229	325,875	301,652	74,134	670,337
18,585	19,646	18,586	18,586	18,586	—
10,860	146,665	34,128	82,001	7,413	—
13,211	13,728	13,972	13,374	13,274	—
3,936	5,532	4,684	4,598	3,854	—
2,658	2,977	2,788	2,466	3,075	—
7,509	10,723	9,554	8,513	7,330	—

142,012	776,500	409,587	431,190	127,666	670,337

(39,758)	(83,987)	(18,607)	(69,318)	(38,745)	(49)

102,254	692,513	390,980	361,872	88,921	670,288

279,650	(569,171)	350,770	67,779	412,570	(106,784)

(999,240)	(22,864,271)	(13,685,018)	(7,520,664)	(1,324,065)	(1,723,532)
384,778	12,810,936	7,273,099	9,447,633	821,102	12,037,201

(614,462)	(10,053,335)	(6,411,919)	1,926,969	(502,963)	10,313,669

744,169	(7,412,067)	(3,074,677)	1,490,493	89,300	7,301,707

129,707	(17,465,402)	(9,486,596)	3,417,462	(413,663)	17,615,376

$409,357	$(18,034,573)	$(9,135,826)	$3,485,241	$(1,093)	$17,508,592

25

Statements of Changes in Net Assets

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)		PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income	$404,968	$755,357	$144,786	$386,759
Net realized gain (loss)	(4,068,795)	2,751,766	(5,984,511)	(264,880)
Net change in unrealized appreciation (depreciation)	(976,598)	(2,563,405)	6,012,075	8,042,533

Net increase (decrease) in net assets resulting from operations	(4,640,425)	943,718	172,350	8,164,412

Distributions to Shareholders from:
Net investment income	(447,375)	(881,072)	(249,162)	(352,829)

Shareholder Transactions:
Proceeds from shares sold	—	64,480,821	169,245,765	74,536,962
Value of shares repurchased	(7,329,502)	(80,651,397)	(4,658,305)	(31,639,305)

Net increase (decrease) in net assets resulting from share transactions	(7,329,502)	(16,170,576)	164,587,460	42,897,657

Increase (Decrease) in Net Assets	(12,417,302)	(16,107,930)	164,510,648	50,709,240

Net Assets:
Beginning of period	78,082,098	94,190,028	96,462,883	45,753,643

End of period	$65,664,796	$78,082,098	$260,973,531	$96,462,883

Undistributed net investment income (loss) at end of period	$132,305	$174,712	$(76,183)	$28,193

Changes in Shares Outstanding:
Shares sold	—	1,150,000	3,600,000	1,650,000
Shares repurchased	(150,000)	(1,500,000)	(100,000)	(700,000)
Shares outstanding, beginning of period	1,450,000	1,800,000	2,100,000	1,150,000

Shares outstanding, end of period	1,300,000	1,450,000	5,600,000	2,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)		PowerShares DWA Energy Momentum Portfolio (PXI)		PowerShares DWA Financial Momentum Portfolio (PFI)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$527,770	$864,493	$1,090,537	$1,997,316	$279,650	$471,546
2,078,488	(478,875)	(24,750,101)	(37,737,229)	(614,462)	2,137,855
8,920,733	7,201,245	(11,512,134)	(11,115,391)	744,169	1,494,315

11,526,991	7,586,863	(35,171,698)	(46,855,304)	409,357	4,103,716

(356,866)	(932,548)	(1,711,902)	(2,298,949)	(269,098)	(460,625)

267,481,339	76,936,911	13,880,604	116,145,756	—	31,087,185
(41,706,629)	(24,616,231)	(25,718,881)	(98,254,563)	(6,115,418)	(32,450,739)

225,774,710	52,320,680	(11,838,277)	17,891,193	(6,115,418)	(1,363,554)

236,944,835	58,974,995	(48,721,877)	(31,263,060)	(5,975,159)	2,279,537

97,713,412	38,738,417	183,177,683	214,440,743	38,446,597	36,167,060

$334,658,247	$97,713,412	$134,455,806	$183,177,683	$32,471,438	$38,446,597

$271,840	$100,936	$177,574	$798,939	$99,075	$88,523

4,800,000	1,500,000	300,000	1,950,000	—	1,000,000
(800,000)	(500,000)	(600,000)	(1,800,000)	(200,000)	(1,050,000)
1,900,000	900,000	3,700,000	3,550,000	1,250,000	1,300,000

5,900,000	1,900,000	3,400,000	3,700,000	1,050,000	1,250,000

27

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2015 and the year ended April 30, 2015

(Unaudited)

	PowerShares DWA Healthcare Momentum Portfolio (PTH)		PowerShares DWA Industrials Momentum Portfolio (PRN)
	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015
Operations:
Net investment income (loss)	$(569,171)	$(448,437)	$350,770	$458,986
Net realized gain (loss)	(10,053,335)	4,983,141	(6,411,919)	(8,931,976)
Net change in unrealized appreciation (depreciation)	(7,412,067)	19,902,877	(3,074,677)	8,773,867

Net increase (decrease) in net assets resulting from operations	(18,034,573)	24,437,581	(9,135,826)	300,877

Distributions to Shareholders from:
Net investment income	–	–	(475,160)	(407,957)

Shareholder Transactions:
Proceeds from shares sold	141,112,800	161,411,849	57,703,527	48,061,097
Value of shares repurchased	(68,253,470)	(113,607,415)	(88,120,094)	(105,162,426)

Net increase (decrease) in net assets resulting from share transactions	72,859,330	47,804,434	(30,416,567)	(57,101,329)

Increase (Decrease) in Net Assets	54,824,757	72,242,015	(40,027,553)	(57,208,409)

Net Assets:
Beginning of period	178,802,447	106,560,432	112,413,821	169,622,230

End of period	$233,627,204	$178,802,447	$72,386,268	$112,413,821

Undistributed net investment income (loss) at end of period	$(836,527)	$(267,356)	$3,401	$127,791

Changes in Shares Outstanding:
Shares sold	2,300,000	2,900,000	1,250,000	1,000,000
Shares repurchased	(1,150,000)	(2,150,000)	(2,050,000)	(2,250,000)
Shares outstanding, beginning of period	3,100,000	2,350,000	2,400,000	3,650,000

Shares outstanding, end of period	4,250,000	3,100,000	1,600,000	2,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares DWA Technology Momentum Portfolio (PTF)		PowerShares DWA Utilities Momentum Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015	October 31, 2015	April 30, 2015

$67,779	$281,613	$412,570	$1,020,174	$(106,784)	$(877,964)
1,926,969	3,128,715	(502,963)	2,356,747	10,313,669	23,157,779
1,490,493	10,043,793	89,300	(2,176,606)	7,301,707	20,785,790

3,485,241	13,454,121	(1,093)	1,200,315	17,508,592	43,065,605

—	(406,069)	(407,210)	(982,578)	—	—

229,657,880	48,504,403	—	11,737,939	63,783,552	65,104,807
(87,229,313)	(50,489,939)	(6,445,439)	(18,663,468)	(57,660,355)	(180,947,163)

142,428,567	(1,985,536)	(6,445,439)	(6,925,529)	6,123,197	(115,842,356)

145,913,808	11,062,516	(6,853,742)	(6,707,792)	23,631,789	(72,776,751)

64,587,729	53,525,213	34,893,421	41,601,213	216,850,926	289,627,677

$210,501,537	$64,587,729	$28,039,679	$34,893,421	$240,482,715	$216,850,926

$22,249	$(45,530)	$130,316	$124,956	$(412,228)	$(305,444)

5,600,000	1,250,000	—	500,000	850,000	950,000
(2,100,000)	(1,300,000)	(300,000)	(800,000)	(800,000)	(2,650,000)
1,600,000	1,650,000	1,550,000	1,850,000	3,000,000	4,700,000

5,100,000	1,600,000	1,250,000	1,550,000	3,050,000	3,000,000

29

Financial Highlights

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$53.85		$52.33	$43.38	$38.24	$40.66	$31.30
Net investment income(a)	0.29		0.43	0.51	0.63	0.47	0.86	(b)
Net realized and unrealized gain (loss) on investments	(3.30)		1.57	8.95	5.16	(2.46)	9.34
Total from investment operations	(3.01)		2.00	9.46	5.79	(1.99)	10.20
Distributions to shareholders from:
Net investment income	(0.33)		(0.48)	(0.51)	(0.65)	(0.43)	(0.84)
Net asset value at end of period	$50.51		$53.85	$52.33	$43.38	$38.24	$40.66
Market price at end of period(c)	$50.55		$53.80	$52.31	$43.29	$38.20	$40.67
Net Asset Value Total Return(d)	(5.60)%		3.82%	21.97%	15.37%	(4.76)%	33.12%
Market Price Total Return(d)	(5.44)%		3.77%	22.18%	15.26%	(4.88)%	32.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,665		$78,082	$94,190	$80,253	$66,924	$97,591
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.64%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.69	%(e)	0.69%	0.68%	0.72%	0.76%	0.79%
Net investment income, after Waivers	1.14	%(e)	0.79%	1.08%	1.59%	1.33%	2.56	%(b)
Portfolio turnover rate(f)	66%		80%	158%	63%	78%	28%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$45.93		$39.79	$34.19	$29.90	$27.54	$23.72
Net investment income(a)	0.05		0.27	0.17	0.39	0.18	0.20
Net realized and unrealized gain on investments	0.71		6.06	5.63	4.24	2.37	3.79
Total from investment operations	0.76		6.33	5.80	4.63	2.55	3.99
Distributions to shareholders from:
Net investment income	(0.09)		(0.19)	(0.20)	(0.34)	(0.19)	(0.17)
Net asset value at end of period	$46.60		$45.93	$39.79	$34.19	$29.90	$27.54
Market price at end of period(b)	$46.68		$45.93	$39.74	$34.16	$29.89	$27.53
Net Asset Value Total Return(c)	1.64%		15.91%	16.97%	15.67%	9.41%	16.91%
Market Price Total Return(c)	1.82%		16.06%	16.93%	15.60%	9.41%	16.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$260,974		$96,463	$45,754	$23,933	$19,437	$20,657
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.64%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.71	%(d)	0.81%	0.91%	0.93%	1.19%	1.24%
Net investment income, after Waivers	0.20	%(d)	0.63%	0.42%	1.29%	0.69%	0.86%
Portfolio turnover rate(e)	48%		114%	236%	130%	88%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015		2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$51.43		$43.04		$39.69	$32.61	$31.36	$26.74
Net investment income(a)	0.19		0.76	(b)	0.66	0.66	0.48	0.52
Net realized and unrealized gain on investments	5.29		8.37		3.26	7.13	1.22	4.61
Total from investment operations	5.48		9.13		3.92	7.79	1.70	5.13
Distributions to shareholders from:
Net investment income	(0.19)		(0.74)		(0.57)	(0.71)	(0.45)	(0.51)
Net asset value at end of period	$56.72		$51.43		$43.04	$39.69	$32.61	$31.36
Market price at end of period(c)	$56.80		$51.43		$43.03	$39.67	$32.60	$31.37
Net Asset Value Total Return(d)	10.68%		21.28%		9.93%	24.29%	5.53%	19.46%
Market Price Total Return(d)	10.83%		21.31%		9.97%	24.27%	5.47%	19.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$334,658		$97,713		$38,738	$37,708	$39,131	$40,772
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%		0.64%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.69	%(e)	0.78%		0.79%	0.82%	0.89%	0.94%
Net investment income, after Waivers	0.69	%(e)	1.54	%(b)	1.56%	1.94%	1.54%	1.91%
Portfolio turnover rate(f)	36%		83%		175%	57%	35%	54%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $5.77 per share owned of Pilgrim’s Pride Corp. on January 28, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.28 and 0.55%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Energy Momentum Portfolio (PXI)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$49.51		$60.41	$48.39	$40.45	$44.63	$29.75
Net investment income(a)	0.30		0.53	0.34	0.47	0.21	0.32
Net realized and unrealized gain (loss) on investments	(9.81)		(10.82)	12.01	8.13	(4.15)	14.77
Total from investment operations	(9.51)		(10.29)	12.35	8.60	(3.94)	15.09
Distributions to shareholders from:
Net investment income	(0.45)		(0.61)	(0.33)	(0.66)	(0.24)	(0.21)
Net asset value at end of period	$39.55		$49.51	$60.41	$48.39	$40.45	$44.63
Market price at end of period(b)	$39.58		$49.51	$60.37	$48.36	$40.47	$44.65
Net Asset Value Total Return(c)	(19.28)%		(17.08)%	25.66%	21.48%	(8.79)%	51.01%
Market Price Total Return(c)	(19.22)%		(17.02)%	25.66%	21.35%	(8.78)%	51.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$134,456		$183,178	$214,441	$137,916	$141,562	$191,903
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.60%	0.64%	0.66%	0.65%	0.65%
Expenses, prior to Waivers	0.76	%(d)	0.74%	0.64%	0.69%	0.66%	0.74%
Net investment income, after Waivers	1.40	%(d)	0.97%	0.65%	1.10%	0.54%	0.90%
Portfolio turnover rate(e)	65%		109%	198%	80%	107%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares DWA Financial Momentum Portfolio (PFI)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$30.76		$27.82	$23.92	$20.08	$20.45	$18.46
Net investment income(a)	0.25		0.37	0.32	0.35	0.25	0.27
Net realized and unrealized gain (loss) on investments	0.17		2.92	3.93	3.83	(0.42)	2.04
Total from investment operations	0.42		3.29	4.25	4.18	(0.17)	2.31
Distributions to shareholders from:
Net investment income	(0.25)		(0.35)	(0.35)	(0.34)	(0.20)	(0.32)
Net asset value at end of period	$30.93		$30.76	$27.82	$23.92	$20.08	$20.45
Market price at end of period(b)	$30.96		$30.76	$27.79	$23.90	$20.07	$20.44
Net Asset Value Total Return(c)	1.39%		11.84%	17.89%	21.07%	(0.66)%	12.76%
Market Price Total Return(c)	1.49%		11.96%	17.86%	21.03%	(0.66)%	12.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,471		$38,447	$36,167	$20,330	$18,071	$22,492
Ratio to average net assets of:
Expenses, after Waivers(d)	0.60	%(e)	0.60%	0.64%	0.66%	0.65%	0.65%
Expenses, prior to Waivers(d)	0.83	%(e)	0.85%	0.91%	1.10%	1.21%	1.30%
Net investment income, after Waivers	1.64	%(e)	1.24%	1.20%	1.66%	1.33%	1.50%
Portfolio turnover rate(f)	53%		115%	232%	118%	102%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$57.68		$45.34	$38.76	$32.29	$31.41	$25.68
Net investment income (loss)(a)	(0.15)		(0.20)	0.00 (b)	0.43	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	(2.56)		12.54	6.73	6.39	0.86	5.78
Total from investment operations	(2.71)		12.34	6.73	6.82	0.88	5.73
Distributions to shareholders from:
Net investment income	—		—	(0.15)	(0.35)	—	—
Net asset value at end of period	$54.97		$57.68	$45.34	$38.76	$32.29	$31.41
Market price at end of period(c)	$55.05		$57.64	$45.34	$38.69	$32.30	$31.44
Net Asset Value Total Return(d)	(4.70)%		27.22%	17.41%	21.31%	2.80%	22.31%
Market Price Total Return(d)	(4.49)%		27.13%	17.62%	21.06%	2.74%	22.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$233,627		$178,802	$106,560	$60,071	$37,134	$62,822
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.64%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.67	%(e)	0.68%	0.68%	0.74%	0.82%	0.84%
Net investment income (loss), after Waivers	(0.49	)%(e)	(0.38)%	0.01%	1.26%	0.05%	(0.21)%
Portfolio turnover rate(f)	81%		151%	278%	93%	99%	63%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Industrials Momentum Portfolio (PRN)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$46.84		$46.47	$36.74	$30.02	$32.47	$25.21
Net investment income(a)	0.12		0.17	0.19	0.52	0.22	0.17
Net realized and unrealized gain (loss) on investments	(1.56)		0.35	9.72	6.89	(2.48)	7.29
Total from investment operations	(1.44)		0.52	9.91	7.41	(2.26)	7.46
Distributions to shareholders from:
Net investment income	(0.16)		(0.15)	(0.18)	(0.65)	(0.19)	(0.20)
Return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.16)		(0.15)	(0.18)	(0.69)	(0.19)	(0.20)
Net asset value at end of period	$45.24		$46.84	$46.47	$36.74	$30.02	$32.47
Market price at end of period(b)	$45.26		$46.85	$46.43	$36.72	$30.00	$32.48
Net Asset Value Total Return(c)	(3.08)%		1.12%	27.01%	25.18%	(6.91)%	29.83%
Market Price Total Return(c)	(3.06)%		1.23%	26.97%	25.19%	(7.00)%	29.92%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$72,386		$112,414	$169,622	$38,573	$30,017	$113,629
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.63%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.63	%(d)	0.64%	0.66%	0.92%	0.80%	0.88%
Net investment income, after Waivers	0.54	%(d)	0.36%	0.43%	1.65%	0.77%	0.62%
Portfolio turnover rate(e)	70%		121%	285%	116%	129%	48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares DWA Technology Momentum Portfolio (PTF)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$40.37		$32.44	$29.14	$27.29	$27.66	$23.60
Net investment income (loss)(a)	0.02		0.17	0.04	0.17	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.88		8.02	3.32	1.88	(0.38)	4.09
Total from investment operations	0.90		8.19	3.36	2.05	(0.37)	4.07
Distributions to shareholders from:
Net investment income	—		(0.26)	(0.06)	(0.20)	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.26)	(0.06)	(0.20)	—	(0.01)
Net asset value at end of period	$41.27		$40.37	$32.44	$29.14	$27.29	$27.66
Market price at end of period(b)	$41.30		$40.36	$32.45	$29.06	$27.28	$27.65
Net Asset Value Total Return(c)	2.23%		25.29%	11.52%	7.59%	(1.34)%	17.26%
Market Price Total Return(c)	2.33%		25.22%	11.86%	7.34%	(1.34)%	17.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$210,502		$64,588	$53,525	$32,053	$31,387	$49,793
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.64%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.71	%(d)	0.77%	0.80%	0.89%	0.94%	0.91%
Net investment income (loss), after Waivers	0.11	%(d)	0.46%	0.13%	0.63%	0.03%	(0.07)%
Portfolio turnover rate(e)	64%		157%	263%	95%	108%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Utilities Momentum Portfolio (PUI)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$22.51		$22.49	$19.82	$16.69	$17.12	$14.96
Net investment income(a)	0.30		0.57	0.47	0.45	0.41	0.48
Net realized and unrealized gain (loss) on investments	(0.07)		(0.01)	2.68	3.14	(0.38)	2.19
Total from investment operations	0.23		0.56	3.15	3.59	0.03	2.67
Distributions to shareholders from:
Net investment income	(0.31)		(0.54)	(0.48)	(0.46)	(0.46)	(0.51)
Net asset value at end of period	$22.43		$22.51	$22.49	$19.82	$16.69	$17.12
Market price at end of period(b)	$22.45		$22.50	$22.47	$19.79	$16.66	$17.13
Net Asset Value Total Return(c)	1.08%		2.48%	16.27%	21.90%	0.26%	18.36%
Market Price Total Return(c)	1.22%		2.53%	16.35%	21.94%	0.02%	18.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,040		$34,893	$41,601	$42,604	$43,393	$47,089
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.86	%(d)	0.80%	0.77%	0.81%	0.77%	0.89%
Net investment income, after Waivers	2.78	%(d)	2.49%	2.31%	2.54%	2.45%	3.12%
Portfolio turnover rate(e)	56%		47%	131%	48%	71%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares NASDAQ Internet Portfolio (PNQI)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$72.28		$61.62	$46.09	$41.08	$41.37	$27.99
Net investment income (loss)(a)	(0.04)		(0.21)	(0.27)	(0.01)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	6.61		10.87	15.80	5.04	(0.21)	13.44
Total from investment operations	6.57		10.66	15.53	5.03	(0.29)	13.38
Distributions to shareholders from:
Net investment income	—		—	—	(0.02)	—	—
Net asset value at end of period	$78.85		$72.28	$61.62	$46.09	$41.08	$41.37
Market price at end of period(b)	$78.97		$72.26	$61.51	$46.08	$41.08	$41.40
Net Asset Value Total Return(c)	9.09%		17.30%	33.70%	12.26%	(0.70)%	47.80%
Market Price Total Return(c)	9.29%		17.48%	33.48%	12.23%	(0.77)%	47.81%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$240,483		$216,851	$289,628	$64,525	$63,678	$45,507
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.10	)%(d)	(0.31)%	(0.42)%	(0.02)%	(0.22)%	(0.17)%
Portfolio turnover rate(e)	14%		31%	21%	20%	23%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	“DWA Basic Materials Momentum Portfolio”
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	“DWA Consumer Cyclicals Momentum Portfolio”
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	“DWA Consumer Staples Momentum Portfolio”
PowerShares DWA Energy Momentum Portfolio (PXI)	“DWA Energy Momentum Portfolio”
PowerShares DWA Financial Momentum Portfolio (PFI)	“DWA Financial Momentum Portfolio”
PowerShares DWA Healthcare Momentum Portfolio (PTH)	“DWA Healthcare Momentum Portfolio”
PowerShares DWA Industrials Momentum Portfolio (PRN)	“DWA Industrials Momentum Portfolio”
PowerShares DWA Technology Momentum Portfolio (PTF)	“DWA Technology Momentum Portfolio”
PowerShares DWA Utilities Momentum Portfolio (PUI)	“DWA Utilities Momentum Portfolio”
PowerShares NASDAQ Internet Portfolio (PNQI)	“NASDAQ Internet Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of NASDAQ Internet Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum Portfolio	Dorsey Wright® Basic Materials Technical Leaders Index
DWA Consumer Cyclicals Momentum Portfolio	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
DWA Consumer Staples Momentum Portfolio	Dorsey Wright® Consumer Staples Technical Leaders Index
DWA Energy Momentum Portfolio	Dorsey Wright® Energy Technical Leaders Index
DWA Financial Momentum Portfolio	Dorsey Wright® Financials Technical Leaders Index
DWA Healthcare Momentum Portfolio	Dorsey Wright® Healthcare Technical Leaders Index
DWA Industrials Momentum Portfolio	Dorsey Wright® Industrials Technical Leaders Index
DWA Technology Momentum Portfolio	Dorsey Wright® Technology Technical Leaders Index
DWA Utilities Momentum Portfolio	Dorsey Wright® Utilities Technical Leaders Index
NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. NASDAQ Internet Portfolio is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. Each Fund (except NASDAQ Internet Portfolio) employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

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H. Securities Lending

During the six-month period ended October 31, 2015, DWA Basic Materials Momentum Portfolio, DWA Energy Momentum Portfolio, DWA Healthcare Momentum Portfolio, DWA Technology Momentum Portfolio and NASDAQ Internet Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities. DWA Basic Materials Momentum Portfolio no longer participates in securities lending.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

As compensation for its services, NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except NASDAQ Internet Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2016. Offering costs excluded from the Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2016. The Expense Agreement cannot be terminated during its term.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2015, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum Portfolio	$31,229
DWA Consumer Cyclicals Momentum Portfolio	82,452
DWA Consumer Staples Momentum Portfolio	71,208
DWA Energy Momentum Portfolio	115,981
DWA Financial Momentum Portfolio	39,758
DWA Healthcare Momentum Portfolio	83,987

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DWA Industrials Momentum Portfolio	18,607
DWA Technology Momentum Portfolio	69,318
DWA Utilities Momentum Portfolio	38,745
NASDAQ Internet Portfolio	49

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to NASDAQ Internet Portfolio.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2015 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/16	04/30/17	04/30/18	10/31/18
DWA Basic Materials Momentum Portfolio	$192,735	$46,379	$32,772	$82,414	$31,170
DWA Consumer Cyclicals Momentum Portfolio	358,510	76,493	72,285	127,393	82,339
DWA Consumer Staples Momentum Portfolio	295,238	63,480	58,654	101,972	71,132
DWA Energy Momentum Portfolio	437,645	31,818	—	290,036	115,791
DWA Financial Momentum Portfolio	286,807	83,041	69,854	94,203	39,709
DWA Healthcare Momentum Portfolio	252,071	41,317	38,353	88,576	83,825
DWA Industrials Momentum Portfolio	179,582	82,100	30,573	48,372	18,537
DWA Technology Momentum Portfolio	306,361	72,589	60,072	104,492	69,208
DWA Utilities Momentum Portfolio	247,531	71,758	53,817	83,252	38,704

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Full Name	Licensor
DWA Basic Materials Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Consumer Cyclicals Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Consumer Staples Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Energy Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Financial Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Healthcare Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Industrials Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Technology Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Utilities Momentum Portfolio	Dorsey Wright & Associates, LLC
NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows DWA Financial Momentum Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended October 31, 2015.

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DWA Financial Momentum Portfolio

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2015	Dividend Income
Invesco Ltd.	$1,114,653	$150,141	$(180,084)	$(224,455)	$18,452	$878,707	$13,774

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Healthcare Momentum Portfolio
Equity Securities	$237,391,649	$—	$14,948	$237,406,597

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA Basic Materials Momentum Portfolio	$205,528	$3,783,798	$4,534,904	$2,521,492	$9,481,610	$1,324,803	$21,852,135	$—
DWA Consumer Cyclicals Momentum Portfolio	1,246,058	1,993,654	—	2,042,056	5,779,561	—	11,061,329	—
DWA Consumer Staples Momentum Portfolio	562,037	2,156,980	3,935,363	1,180,566	718,414	—	8,553,360	—

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					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA Energy Momentum Portfolio	$880,885	$2,869,667	$3,914,682	$1,167,692	$24,595,189	$—	$33,428,115	$—
DWA Financial Momentum Portfolio	614,940	1,821,971	4,413,894	1,979,006	2,427,599	—	11,257,410	—
DWA Healthcare Momentum Portfolio	2,234,184	17,890,879	18,737,951	2,739,963	11,984,057	—	53,587,034	—
DWA Industrials Momentum Portfolio	1,476,057	6,525,387	21,245,288	2,746,746	13,682,953	—	45,676,431	—
DWA Technology Momentum Portfolio	2,465,875	8,220,697	7,658,564	3,016,840	11,789,148	—	33,151,124	—
DWA Utilities Momentum Portfolio	2,124,736	1,366,073	5,885,935	874,386	3,759,657	650,159	14,660,946	430,964
NASDAQ Internet Portfolio	—	—	3,360	74,863	4,425,721	2,919,226	7,423,170	—

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Basic Materials Momentum Portfolio	$46,924,791	$46,959,706
DWA Consumer Cyclicals Momentum Portfolio	70,993,754	71,073,075
DWA Consumer Staples Momentum Portfolio	57,205,138	57,170,006
DWA Energy Momentum Portfolio	100,189,978	100,717,944
DWA Financial Momentum Portfolio	18,052,745	18,019,534
DWA Healthcare Momentum Portfolio	184,984,323	185,713,526
DWA Industrials Momentum Portfolio	88,816,072	88,965,796
DWA Technology Momentum Portfolio	78,244,132	75,919,869
DWA Utilities Momentum Portfolio	16,580,577	16,565,337
NASDAQ Internet Portfolio	31,740,110	31,813,802

For the six-month period ended October 31, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Basic Materials Momentum Portfolio	$—	$7,327,424
DWA Consumer Cyclicals Momentum Portfolio	169,252,107	4,657,714
DWA Consumer Staples Momentum Portfolio	267,499,654	41,652,720
DWA Energy Momentum Portfolio	13,859,416	25,712,196
DWA Financial Momentum Portfolio	—	6,094,562
DWA Healthcare Momentum Portfolio	140,316,863	67,301,325
DWA Industrials Momentum Portfolio	57,674,822	88,112,795
DWA Technology Momentum Portfolio	227,453,789	87,245,863
DWA Utilities Momentum Portfolio	—	6,429,198
NASDAQ Internet Portfolio	63,792,137	57,650,470

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At October 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
DWA Basic Materials Momentum Portfolio	$5,160,590	$(2,698,731)	$2,461,859	$63,258,135
DWA Consumer Cyclicals Momentum Portfolio	19,100,086	(6,679,777)	12,420,309	248,770,023
DWA Consumer Staples Momentum Portfolio	20,506,609	(4,936,791)	15,569,818	319,157,703
DWA Energy Momentum Portfolio	11,536,964	(10,850,200)	686,764	135,319,873
DWA Financial Momentum Portfolio	3,018,255	(749,083)	2,269,172	30,265,585
DWA Healthcare Momentum Portfolio	19,873,176	(12,747,633)	7,125,543	230,281,054
DWA Industrials Momentum Portfolio	4,477,691	(1,502,576)	2,975,115	69,492,108
DWA Technology Momentum Portfolio	12,507,234	(4,090,422)	8,416,812	204,098,413
DWA Utilities Momentum Portfolio	2,677,686	(250,555)	2,427,131	25,670,173
NASDAQ Internet Portfolio	39,457,804	(25,934,323)	13,523,481	240,913,137

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet Portfolio. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

44

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust (excluding PowerShares NASDAQ Internet Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares NASDAQ Internet Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

In addition to the fees and expenses which the PowerShares DWA Financial Momentum Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)
Actual	$1,000.00	$944.03	0.60%	$2.93
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
Actual	1,000.00	1,016.44	0.60	3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)
Actual	1,000.00	1,106.78	0.60	3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares DWA Energy Momentum Portfolio (PXI)
Actual	1,000.00	807.18	0.61	2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10

45

Fees and Expenses (continued)

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Financial Momentum Portfolio (PFI)
Actual	$1,000.00	$1,013.95	0.60%	$3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares DWA Healthcare Momentum Portfolio (PTH)
Actual	1,000.00	953.01	0.60	2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares DWA Industrials Momentum Portfolio (PRN)
Actual	1,000.00	969.18	0.60	2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares DWA Technology Momentum Portfolio (PTF)
Actual	1,000.00	1,022.30	0.60	3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares DWA Utilities Momentum Portfolio (PUI)
Actual	1,000.00	1,010.83	0.60	3.03
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05
PowerShares NASDAQ Internet Portfolio (PNQI)
Actual	1,000.00	1,090.89	0.60	3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

46

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-3
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics
Not required for semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            PowerShares Exchange-Traded Fund Trust

By (Signature and Title) /s/ Andrew Schlossberg
Andrew Schlossberg
President

Date December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Schlossberg
Andrew Schlossberg
President

Date December 31, 2015

By (Signature and Title) /s/ Steven Hill
Steven Hill
Treasurer

Date December 31, 2015